HARTFORD LEADERS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 4/1/99)
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 12/8/86)
PO BOX 14293
LEXINGTON, KY 40512-4293

1-800-862-6668 (CONTRACT OWNERS)
1-800-862-7155 (REGISTERED REPRESENTATIVES)
WWW.HARTFORDINVESTOR.COM

                                                             [THE HARTFORD LOGO]

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This variable annuity prospectus describes a contract between each Owner and joint Owner ("you") and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company ("us," "we" or "our"). This is an individual, deferred, flexible-premium variable annuity. This Contract is closed to new investors. This variable annuity allows you to allocate your Premium Payment among the following portfolio companies:

X  Invesco

X  AllianceBernstein L.P.

X  Fidelity Investments

X  Franklin Templeton Investments

X  Hartford HLS Funds

X  Lord, Abbett & Co., Inc.

X  MFS Investment Management

X  OppenheimerFunds, Inc.

X  Putnam Investments, LLC

X  The Universal Institutional Funds, Inc.

X  Huntington Funds

X  J.P.Morgan Investment Management Inc.

X  Wilmington Funds

X  Sterling Capital Variable Insurance Funds

X  Wells Fargo Funds Management

Please see Appendix C (Fund Data) for additional information. This prospectus refers to several Contract options that differ most significantly in terms of sales charges, if any, and Mortality and Expense Risk charges. As used throughout this prospectus, the Access contract version has no sales charge; Core has a 7 year contingent deferred sales charge (CDSC); Outlook has a 4 year CDSC; and Plus is a bonus annuity with a 8 year CDSC. The amount of the bonus may be more than offset by additional charges. Because of these higher charges, there could be circumstances where you may be worse off purchasing a bonus Contract than purchasing other Contracts variations. The form of Contract selected will be identified on your application and Contract. Not every contract variation may be available from your Financial Intermediary.

Please read this prospectus carefully before investing and keep it for your records and for future reference. You can also contact us to get a Statement of Additional Information free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC" or "Commission"). Although we file this prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from us or the SEC's website (www.sec.gov).

This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long investment time horizon and is not appropriate for people who intend to engage in market timing. You will get NO ADDITIONAL TAX advantage from this variable annuity if you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account ("IRA")). This prospectus is not intended to provide tax, accounting or legal advice.

          NOT INSURED BY FDIC OR ANY                MAY LOSE            NOT A DEPOSIT OF OR GUARANTEED BY           [NOT FDIC BANK
          FEDERAL GOVERNMENT AGENCY                  VALUE                ANY BANK OR ANY BANK AFFILIATE                IMAGE]

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PROSPECTUS DATED: MAY 1, 2013

STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2013

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TABLE OF CONTENTS

                                                                        PAGE
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1. HIGHLIGHTS                                                                  3
2. SYNOPSIS                                                                    5
3. GENERAL INFORMATION                                                         8
   The Company                                                                 8
   The Separate Account                                                        8
   The Funds                                                                   8
   Fixed Accumulation Feature                                                 10
4. PERFORMANCE RELATED INFORMATION                                            11
5. THE CONTRACT                                                               11
   a. Purchases and Contract Value                                            11
   b. Charges and Fees                                                        20
   c. Surrenders                                                              22
   d. Annuity Payouts                                                         24
   e. Standard Death Benefits                                                 27
6. OPTIONAL DEATH BENEFITS                                                    30
   a. MAV Plus                                                                30
7. MISCELLANEOUS                                                              32
   a. Glossary                                                                32
   b. State Variations                                                        35
   c. More Information                                                        37
   d. Legal Proceedings                                                       38
   e. How Contracts Are Sold                                                  38
8. FEDERAL TAX CONSIDERATIONS                                                 40
9. INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS                       46
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      54
APPENDIX A - EXAMPLES                                                    APP A-1
APPENDIX B - ACCUMULATION UNIT VALUES                                    APP B-1
APPENDIX C - COMPARISON AND FUND DATA                                    APP C-1
APPENDIX D - THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND          APP D-1
 THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS
APPENDIX E - THE HARTFORD'S PRINCIPAL FIRST                              APP E-1
APPENDIX F - THE HARTFORD'S LIFETIME INCOME FOUNDATION                   APP F-1
APPENDIX G - THE HARTFORD'S LIFETIME INCOME BUILDER II                   APP G-1
APPENDIX H - RIDERINVESTMENT RESTRICTIONS                                APP H-1

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1. HIGHLIGHTS

A. OVERVIEW

This Contract is closed to new investors. This is a deferred, flexible-premium variable annuity. A deferred variable annuity has an accumulation phase and a payout phase. You make investments during the accumulation phase. The value of your investments is used to set your benefits. At the end of the accumulation phase, we use that accumulated value to set the payments that we make during the payout phase. Generally speaking, the longer the accumulation phase, the greater your Contract Value will be for setting your benefits and annuity payouts.

This variable annuity provides:

X  Tax-deferred investing (subject to possible IRS penalty)(Sections 5(c), 8 &
   9)

X  Professional money management (Section 3 & Appendix C)

X Guaranteed fixed or lifetime withdrawal benefits (Sections 2, 5(d) & Appendices D - G)

X  Optional death and/or withdrawal benefits (Section 6 & Appendices D - G)

X  Death benefit protection (Sections 2, 5(e) & 6)

B. HOW TO BUY THIS VARIABLE ANNUITY (Section 5(a))

-- Choose the contract version right for you. Versions available in this prospectus include:

                                                      SALES CHARGE TYPE
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ACCESS                                                       None
CORE                                      7 Year - Contingent Deferred Sales Charge
OUTLOOK                                   4 Year - Contingent Deferred Sales Charge
PLUS                                      8 Year - Contingent Deferred Sales Charge

The form of Contract selected will be identified on your application and contract. Not every variation of this variable annuity may be available from your Financial Intermediary. Other available variations for certain Financial Intermediaries are not described in this prospectus.

--            Choose an optional feature right for you. Options include:

OPTIONAL FEATURE                                     GENERAL PURPOSE
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MAV/MAV Plus*                            Guaranteed Minimum Death Benefit that
                                         ratchets up based on performance
The Hartford's Principal First*          Guaranteed Minimum Withdrawal Benefit
                                         with periodic step-up rights
The Hartford's Lifetime Income Builder   Guaranteed Minimum Lifetime Withdrawal
Selects*                                 Benefit with limited annual step-up
                                         rights
The Hartford's Lifetime Income Builder   Guaranteed Minimum Lifetime Withdrawal
Portfolios*                              Benefit with full annual step-up rights

*   Closed to new investors.

For The Hartford's Lifetime Income Builder Portfolios we require that your Contract Value be invested in one or more Programs and in an approved model portfolio, Funds, or other investment vehicles established from time to time.

For The Hartford's Lifetime Income Builder Portfolios, The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation, partial Surrenders taken prior to the Lifetime Income Eligibility Date or Eligible Withdrawal Year, or in excess of the available Lifetime Benefit Payment will reduce the Guaranteed Minimum Death Benefit by an amount greater than the amount withdrawn as a result of a proportionate reduction.

Optional features are subject to restrictions that may limit or eliminate the availability of these benefits. Optional features selected will be identified on your application and Contract. Not every optional feature may be available from your Financial Intermediary and may be subject to additional restrictions. For more information, see Section 6 & Appendices D - G.

--               Complete our application or order request and submit it to your
                 Financial Intermediary for approval.
--               Pay the applicable minimum initial Premium Payment.

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                               QUALIFIED CONTRACT      NON-QUALIFIED CONTRACT
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ACCESS                                $2,000                    $10,000
CORE                                  $1,000                     $1,000
OUTLOOK                               $2,000                    $10,000
PLUS                                  $2,000                    $10,000

C. INVESTMENT OPTIONS (Section 3 & Appendix C)

You may invest in:

X Funds with different investment strategies, objectives and risk/reward profiles.

X  In certain circumstances, you may also invest in a Fixed Accumulation
   Feature.

D. CHARGES AND FEES (Sections 2, 5(b) & 5(c))

You will pay the following types of fees:

X  Sales charges (vary by Contract version)

X  Contract expenses

X  Optional rider fees (if selected)

X  Fund expenses

E. ASK QUESTIONS BEFORE YOU INVEST

Before you decide to buy any variable annuity, consider the following questions:

X Will you use the variable annuity primarily to save for retirement or a similar long-term goal?

X Are you investing in the variable annuity through a retirement plan or IRA (which would mean that you are not receiving any additional tax-deferral benefit from the variable annuity)?

X Are you willing to take the risk that your Contract Value will decrease if your underlying investment options perform poorly?

X Do you intend to hold this variable annuity long enough to avoid paying any Surrender charges if you have to withdraw money?

X If you are exchanging one annuity for another one, do the benefits of the exchange outweigh the costs, such as any surrender charges you might have to pay if you withdraw your money before the end of the surrender charge period for the new annuity?

X  Do you need an optional living or Death Benefit?

X If you are purchasing our "Plus" variable annuity, are you sure that you understand that you are buying a "bonus" annuity? Do you understand that you pay for Payment Enhancements through higher Surrender charges, a longer surrender period and higher Mortality and Expense Risk charges? Do you know that Payment Enhancements may be more than offset by the additional fees and charges associated with the bonus? Do you know that we may take back some or all Payment Enhancements in certain circumstances?

X  Can you cancel your contract? (Section 5(a))

F. COMMISSIONS PAID FOR SELLING THIS VARIABLE ANNUITY (Section 7(f))

We pay a commission to your Financial Intermediary for selling this variable annuity. Commissions vary based on a variety of factors such as whether they are paid up front or over time, the type of variable annuity sold and your age. Maximum up-front commissions are:

ACCESS                                                                        2%
CORE                                                                          7%
OUTLOOK                                                                    5.75%
PLUS                                                                        6.5%

We also provide various promotional incentives to Financial Intermediaries to promote our products. These arrangements create a potential conflict of interest. You should ask your Registered Representative for information regarding these matters.

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2. SYNOPSIS

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING YOUR VARIABLE ANNUITY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THIS VARIABLE ANNUITY. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

                                       ACCESS      CORE      OUTLOOK     PLUS
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SALES CHARGE IMPOSED ON PURCHASES     None       None       None       None
 (as a percentage of Premium
 Payments)
  $0 - $49,999
  $50,000 - $99,999
  $100,000 - $249,999
  $250,000 - $499,999
  $500,000 - $999,999
  $1,000,000+
CONTINGENT DEFERRED SALES CHARGE (1)  None
(as a percentage of Premium
Payments)
  First Year                                            7%         7%         8%
  Second Year                                           7%         6%         8%
  Third Year                                            7%         5%         8%
  Fourth Year                                           6%         4%         8%
  Fifth Year                                            5%         0%         7%
  Sixth Year                                            4%         0%         6%
  Seventh Year                                          3%         0%         5%
  Eighth Year                                           0%         0%         4%
  Ninth Year                                            0%         0%         0%
SURRENDER FEE (as a percentage of     None       None       None       None
amount Surrendered, if applicable)
TRANSFER FEE                          None       None       None       None

(1)  Each Premium Payment has its own CDSC schedule.

CONTRACT OWNER PERIODIC EXPENSES

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS (EXCEPT AS NOTED) DURING THE TIME THAT YOU OWN THE VARIABLE ANNUITY, NOT INCLUDING ANNUAL FUND FEES AND EXPENSES.

                                       ACCESS      CORE      OUTLOOK     PLUS
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ANNUAL MAINTENANCE FEE (2)               $30        $30        $30        $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as
 a percentage of average daily
 Contract Value)
  Mortality and Expense Risk Charge       1.50%      1.05%      1.45%      1.45%
  Administrative Charge                   0.20%      0.20%      0.20%      0.20%
  Total Separate Account Annual           1.70%      1.25%      1.65%      1.65%
   Expenses
MAXIMUM OPTIONAL CHARGES (as a
percentage of average daily Contract
Value)
  The Hartford's Principal First          0.75%      0.75%      0.75%      0.75%
   Charge (3)(4)

(2)  Fee waived if Contract Value is $50,000 or more on your Contract
     Anniversary.

(3)  You may not own more than one of these optional riders at the same time.

(4) Current rider charges are: The Hartford's Lifetime Income Builder II - 0.75%, The Hartford's Principal First - 0.75%. Current charges for The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios (Single and Joint/Spousal Options) are 1.50% (currently waived to 0.85% and 1.15%, respectively).

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                                       ACCESS      CORE      OUTLOOK     PLUS
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  MAV/MAV Plus Charge                     0.30%      0.30%      0.30%      0.30%
  Total Separate Account Annual
   Expenses with optional benefit
   separate account charges               2.75%      2.30%      2.70%      2.70%
MAXIMUM OPTIONAL CHARGES (3) (as a
 percentage of Payment Base (5)
  The Hartford's Lifetime Income
   Foundation (3)                         0.30%      0.30%      0.30%      0.30%
  The Hartford's Lifetime Income
   Builder II (3)(4)                      0.75%      0.75%      0.75%      0.75%
  The Hartford's Lifetime Income
   Builder Selects (3)(4)
   - Single Life Option                   1.50%      1.50%      1.50%      1.50%
   - Joint/Spousal Life Option            1.50%      1.50%      1.50%      1.50%
  The Hartford's Lifetime Income
  Builder Portfolios (3)(4)
   - Single Life Option                   1.50%      1.50%      1.50%      1.50%
   - Joint/Spousal Life Option            1.50%      1.50%      1.50%      1.50%

(5) Payment Base is defined in the Glossary and described further in applicable optional riders.

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THIS VARIABLE ANNUITY. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                                                   MINIMUM            MAXIMUM
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TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.42%              2.20%
(expenses that are deducted from Sub-Account
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses. (6)

(6)  Please see Appendix C for additional information.

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EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THIS VARIABLE ANNUITY WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITIES. LET'S SAY, HYPOTHETICALLY, THAT YOUR ANNUAL INVESTMENT RETURN IS 5% AND THAT YOUR FEES AND EXPENSES TODAY WERE AS HIGH AS POSSIBLE INCLUDING THE ELECTION OF THE OPTIONAL MAV/MAV PLUS DEATH BENEFIT AT THE HIGHEST POSSIBLE CHARGE OF .30% AND THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS OPTIONAL BENEFIT RIDER AT THE HIGHEST POSSIBLE CHARGE OF 1.50%. THE EXAMPLE ILLUSTRATES THE EFFECT OF FEES AND EXPENSES THAT YOU COULD INCUR (OTHER THAN TAXES). YOUR ACTUAL FEES AND EXPENSES MAY VARY. FOR EVERY $10,000 INVESTED (EXCLUDING PAYMENT ENHANCEMENTS, IF ANY), HERE'S HOW MUCH YOU WOULD PAY UNDER EACH OF THE THREE SCENARIOS POSED:

(1)  If you Surrender your Contract at the end of the applicable time period:

                                    1 YEAR   3 YEARS  5 YEARS      10 YEARS
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Core                                 $1,202   $2,317   $3,246        $5,548
Access                                 $611   $1,820   $3,010        $5,905
Plus                                 $1,330   $2,512   $3,590        $5,866
Outlook                              $1,239   $2,247   $2,988        $5,866

(2)  If you annuitize at the end of the applicable time period:

                                1 YEAR       3 YEARS  5 YEARS      10 YEARS
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Core                              $384        $1,508   $2,623        $5,367
Access                            $430        $1,639   $2,829        $5,724
Plus                              $425        $1,624   $2,807        $5,685
Outlook                           $425        $1,624   $2,807        $5,685

(3)  If you do not Surrender your Contract:

                                1 YEAR       3 YEARS  5 YEARS      10 YEARS
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Core                              $566        $1,690   $2,805        $5,548
Access                            $611        $1,820   $3,010        $5,905
Plus                              $606        $1,805   $2,988        $5,866
Outlook                           $606        $1,805   $2,988        $5,866

FINANCIAL INFORMATION

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When Premium Payments (and any applicable Payment Enhancements) are credited to your Funds, they are converted into Accumulation Units by dividing the amount of your Premium Payments (and any applicable Payment Enhancements), minus any Premium Taxes, by the Accumulation Unit Value for that day. All classes of Accumulation Unit Values may be obtained, free of charge, by contacting us. See Appendix B - Accumulation Unit Values for additional information. You can find financial statements for us and the Separate Account in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your Registered Representative or contact us.

AVAILABLE INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.hartfordinvestor.com or visiting at the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

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3. GENERAL INFORMATION

THE COMPANY

We are a stock life insurance company engaged in the business of writing life insurance and individual and group annuities. Hartford Life Insurance Company is authorized to do business in all states of the United States, Puerto Rico and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in all states of the United States except New York, Puerto Rico and the District of Columbia. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut. Not all Contracts are available from each issuing company. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

THE GENERAL ACCOUNT

The Fixed Accumulation Feature (including amounts invested in the DCA Plus program) are part of our General Account. Any amounts that we are obligated to pay under the Fixed Accumulation Feature and any other payment obligation we undertake under the Contract are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We invest the assets of the General Account according to the laws governing the investments of insurance company general accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in our General Account. Amounts in our General Account are available to our general creditors. We issue other types of insurance policies and financial products and pay our obligations under these products from our assets in the General Account.

THE SEPARATE ACCOUNT

We set aside and invest the assets of some of our annuity contracts, including this Contract, in a Separate Account. These Separate Accounts are registered as unit investment trusts under the 1940 Act. This registration does not involve supervision by the SEC of the management or the investment practices of a Separate Account or us. Separate Accounts meet the definition of "Separate Account" under federal securities law. The Separate Accounts referenced in this prospectus hold only assets for variable annuity contracts. These Separate
Accounts:

- Hold assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Are not subject to the liabilities arising out of any other business we may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

- Are not affected by the rate of return of our General Account or by the investment performance of any of our other Separate Accounts.

- May be subject to liabilities from a Sub-Account of a Separate Account that holds assets of other variable annuity contracts offered by a Separate Account, which are not described in this prospectus.

- Are credited with income and gains, and takes losses, whether or not realized, from the assets they hold without regard to our other income, gains or loss.

We do not guarantee the investment results of any Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

The Funds available for investment are described in Appendix C. These are not the same mutual funds that you can buy through your stockbroker even though they may have similar investment strategies and the same portfolio managers. Each Fund has varying degrees of investment risk. Funds are also subject to separate fees and expenses such as management fees, distribution fees and operating expenses. "Master-feeder" or "fund of funds" ("feeder funds") invest substantially all of their assets in other funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. PLEASE CONTACT US TO OBTAIN A COPY OF THE PROSPECTUSES FOR EACH FUND (OR FOR ANY FEEDER FUNDS). READ THESE PROSPECTUSES CAREFULLY BEFORE INVESTING. We do not guarantee the investment results of any Fund. Certain Funds may not be available in all states and in all variations of this Contract.

MIXED AND SHARED FUNDING - Fund shares may be sold to our other separate accounts, our insurance company affiliates or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies,

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pursuant to a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and other contract owners investing these Funds. If a material conflict arose, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund.

VOTING RIGHTS - We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Funds' shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

-   Arrange for the handling and tallying of proxies received from Contract
    Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. As a result of proportional voting, a small number of Contract Owners could determine the outcome of a proposition subject to shareholder vote.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS - Subject to any applicable law, we may make certain changes to the underlying funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds may be made available to existing Contract Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

FEES AND PAYMENTS WE RECEIVE FROM FUNDS AND RELATED PARTIES- We receive substantial fees and payments with respect to the Funds that are offered through your Contract (sometimes referred to as "revenue sharing" payments). We consider these fees and payments, among a number of facts, when deciding to include a Fund that we offer through the Contract. All of the Funds on the overall menu make payments to Hartford or an affiliate. We receive these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Funds in amounts up to 0.55% of assets invested in a Fund. These fees and payments may include asset-based sales compensation and service fees under distribution and/or servicing plans adopted by Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of payment compensation to broker-dealers, financial institutions and other persons for selling the Contracts.

The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance. As of December 31, 2012, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities):

AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Variable Insurance Series & Capital Research and Management Company, American Century Investment Services Inc., BlackRock Advisors, LLC, BlackRock Investment, LLC, Columbia Management Distributors, Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Franklin Templeton Services, LLC, HL Investment Advisors, LLC, The Huntington Funds, Invesco Advisors Inc., Invesco Distributors Inc., Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds,

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JPMorgan Investment Advisors, Inc., Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pacific Investment Management Company, LLC, Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, Sterling Capital Variable Insurance Funds, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.

We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the HLS Funds) based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.

Not all Fund complexes pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of fees and payments received by Hartford varies by Fund and Hartford may receive greater or less fees and payments depending on the Funds you select. Revenue sharing payments and Rule 12b-1 fees did not exceed 0.40% and 0.35%, respectively, in 2012, and are not expected to exceed 0.40% and 0.35%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect a total of $75 from that Fund). For the fiscal year ended December 31, 2012, revenue sharing payments and Rule 12b-1 fees did not collectively exceed approximately $106.8 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.

FIXED ACCUMULATION FEATURE

Effective October 4, 2013, we will no longer accept new allocations or Premium Payments to the Fixed Accumulation Feature.

The following information applies only for Contract Value allocated to or in the Fixed Accumulation Feature prior to October 4, 2013.

THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE 1933 ACT AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SEC HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURES. THE FIXED ACCUMULATION FEATURE IS NOT OFFERED IN ALL CONTRACTS AND IS NOT AVAILABLE IN ALL STATES.

Premium Payments (and any applicable Payment Enhancements) and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in the General Account. Premium Payments (and any applicable Payment Enhancements) and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a minimum rate that meets your State's minimum non-forfeiture requirements. Non-forfeiture rates vary from state-to-state. We reserve the right to prospectively declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Accumulation Feature. This means that amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates and no assurances are offered as to future rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments regulatory and tax requirements and competitive factors.

We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in, first-out" basis. The Fixed Accumulation Feature interest rates may vary by State.

ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR. WHILE WE DO NOT CHARGE A SEPARATE RIDER FEE FOR INVESTING IN THE FIXED ACCUMULATION FEATURE, OUR EXPENSES ASSOCIATED WITH OFFERING THIS FEATURE ARE FACTORED INTO THE FIXED ACCUMULATION FEATURE.

As stated above, effective [October 4, 2013], we will no longer accept new allocations or Premium Payments to the Fixed Accumulation Feature.

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4. PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of either the Separate Account's inception or the Sub-Account's inception, whichever is later, for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any CDSC, and Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for any applicable CDSC or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the Fund less the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

5. THE CONTRACT

A. PURCHASES AND CONTRACT VALUE

WHO CAN BUY THIS CONTRACT?

The Contract is an individual or group tax-deferred variable annuity Contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Section 401(a) of the Code;

-   Individual Retirement Annuities adopted according to Section 408 of the
    Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax-deferred treatment under the Code.

We no longer accept any incoming 403(b) exchanges, transfers or applications for 403(b) individual annuity contracts or additional Premium Payments into any individual annuity contract funded through a 403(b) plan.

Not all forms of contracts may be available through your Registered Representative or from each issuing company.

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HOW DO YOU PURCHASE A CONTRACT?

You may only purchase a Contract through a Financial Intermediary. A Registered Representative will work with you to complete and submit an application or an order request form. Part of this process will include an assessment whether this variable annuity may be suitable for you. Prior to recommending the purchase or exchange of a deferred variable annuity, your Registered Representative shall make reasonable efforts to obtain certain information about you and your investment needs. This recommendation will be independently reviewed by a principal within your Financial Intermediary before an application or order will be sent to us. Your Premium Payment will not be invested in any Fund during this period.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your Financial Intermediary will ask for your name, address, date of birth and other information that will allow us to identify you. They may also ask to see your driver's license or other identifying documents. Non-Resident Alien ("NRA") application submissions require our prior approval.

The minimum initial Premium Payment required to buy this Contract varies based on the type of purchaser, variable annuity variation chosen and whether you enroll in a systematic investment program such as the InvestEase(R) Program. See the Highlights section for more information. Financial Intermediaries may impose other requirements regarding the form of payment they will accept. Premium Payments not actually received by us within the time period provided below will result in the rejection of your application or order request.

Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash; third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.

We will not accept Premium Payments of $1 million or more unless we provide prior approval. We reserve the right to impose special conditions on anyone who seeks our prior approval to purchase a Contract with Premium Payments of $1 million or more. In order to request prior approval, you must submit a completed enhanced due diligence form prior to the submission of your application:

- if you are seeking to purchase a Contract with an initial Premium Payment of $1 million or more;

- if total Premium Payments aggregated by social security number or taxpayer identification number equal $1 million or more; and

-   for all applications where the Owner or joint Owner are non-resident aliens.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions.

It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the US Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your annuity contract being considered abandoned property under state law, and remitted to the applicable state.

CAN YOU CANCEL YOUR CONTRACT AFTER YOU PURCHASE IT?

Yes. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Day we receive your request to cancel and will refund any sales or Contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.

If you cancel a Plus Contract, we will recapture any Payment Enhancements we previously credited to your Contract, and you will assume the risk of any investment loss on those Payment Enhancements.

HOW ARE PREMIUM PAYMENTS APPLIED TO YOUR CONTRACT?

Your initial Premium Payment will usually be invested within two Valuation Days of our actual receipt at our Administrative Office of both a properly completed application or order request and the Premium Payment, both being in good order. If we receive your subsequent Premium Payment before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your

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subsequent Premium Payment after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest all Premium Payments based on your last instructions on record. We will send you a confirmation when we invest your Premium Payments

If the request or other information accompanying the initial Premium Payment is incomplete or not in good order when received, we will hold the money in a non-interest bearing account for up to five Valuation Days (from the Valuation Day that we actually receive your initial Premium Payment at our Administrative Office) while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

Generally, we will receive your application or order request (whether for an initial purchase or a subsequent investment) after your Financial Intermediary has completed a suitability review. We will then consider if your investment is in good order. While the suitability good order process is underway, Premium Payments will not be applied to your Contract. You will not earn any interest on Premium Payments even if your Premium Payments have been sent to us or deposited into our bank account. We are not responsible for market losses, gains or lost investment opportunities incurred during this review period or if your Financial Intermediary asks us to unwind a transaction based on their review of your Registered Representative's recommendations. Your Financial Institution, and we, may directly or indirectly earn income on your Premium Payments. These circumstances represent a conflict of interest. For more information, contact your Registered Representative.

For Plus contracts only, we add an additional sum to your Account Value equal to 4% of the Premium Payment if cumulative Premium Payments are less than $50,000 or 5% of the Premium Payment if cumulative Premium Payments are $50,000 or more. If a subsequent Premium Payment increases cumulative Premium Payments to $50,000 or more, we will credit an additional Payment Enhancement to your Contract Value equal to 1% of your Premium Payments. Payment Enhancements will be allocated to the same Accounts and in the same proportion as your Premium Payment. The cost of providing Payment Enhancements is included in the higher Mortality and Expense Risk charges and a larger CDSC extending over a longer period of time. We expect to make a profit from bonus charges. Payment Enhancements will be recaptured if you:

-   Cancel your Contract during any "Right to Examine" period.

- Annuitize your Contract, you will forfeit Payment Enhancements credited in the 24 months prior to the Annuity Commencement Date.

- Request a full or partial Surrender under the CDSC exemption applicable when you are a patient in a certified long-term care facility or other eligible facility.

There could be circumstances where you may be worse off purchasing a Plus Contract than other Contract variations. For example, if the Contract is cancelled during the free look period, we recapture any Payment Enhancement(s) that have been credited to your Contract. If state law provides that Contract Value is returned on a free look, and if the performance of the applicable Sub-Accounts has been negative during that period, we will return the Contract Value less the Payment Enhancement(s). The negative performance associated with the Payment Enhancement(s) will reduce the Contract Value more than if the Payment Enhancement(s) had not been applied.

HOW IS THE VALUE OF YOUR CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT
DATE?

The Contract Value is the sum of the value of the Fixed Accumulation Feature, if applicable, and all Funds. There are two things that affect your Contract Value:
(1) the number of Accumulation Units, and (2) the Accumulation Unit Value. Contract Value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the Funds.

When Premium Payments are credited to your Account, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting partial or full Surrenders, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; reduced by

- The net asset value per share of each Fund at the end of the prior Valuation Day; reduced by

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- Contract charges including the deductions for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, divided by the number of days in the year multiplied by the number of days in the Valuation period.

We will send you a statement at least annually.

WHAT OTHER WAYS CAN YOU INVEST?

You may enroll in the following features (sometimes called a "Program") for no additional fee. Not all Programs are available with all Contract variations.

-   INVESTEASE

This electronic funds transfer feature allows you to have money automatically transferred from your checking or savings account and deposited into your Contract on a monthly or quarterly basis. It can be changed or discontinued at any time. The minimum amount for each transfer is $50. You can elect to have transfers made into any available Fund. You can not use this Program to invest in the DCA Plus Programs.

-   STATIC ASSET ALLOCATION MODELS

This feature allows you to select an asset allocation model of Funds based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain funds or fund families. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Some asset allocation models are based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods. Other asset allocation models focus on certain potential investment strategies that could possibly be achieved by investing in particular funds or fund families and are not based on such investment theories.

If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature or a Dollar Cost Averaging Plus Program is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the Automatic Income Program.

You may participate in only one asset allocation model at a time. Asset allocation models cannot be combined with other asset allocation models or with individual sub-account elections. You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on fund abusive trading restrictions.

You may be required to invest in an acceptable asset allocation model as a condition for electing and maintaining certain guaranteed minimum withdrawal benefits.

Your investments in an asset allocation model will be rebalanced quarterly to reflect the model's original percentages and you may cancel your model at any time subject to investment restrictions for maintaining certain guaranteed minimum withdrawal benefits.

We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.

While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Individual availability of these models is subject to fund company restrictions. Please refer to WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER? for more information.

You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Account Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Registered Representative. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.

-   ASSET REBALANCING

In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected. You can choose how much of your Contract Value you want to invest in this program. You can also combine this program with others such as the Automatic Income Program and Dollar Cost Averaging Program (subject to restrictions). You may designate only one set of asset allocation instructions at a time.

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-   DOLLAR COST AVERAGING

We offer three dollar cost averaging programs:

       -   DCA Plus

       -   Fixed Amount DCA

       -   Earnings/Interest DCA

DCA Plus - Effective October 4, 2013, the DCA Plus program will no longer be available and we will no longer accept initial or subsequent Premium Payments into the program. Contract Owners who have commenced either a 12-month or 6-month Transfer Program prior to October 4, 2013 will be allowed to complete their current program, but will not be allowed to elect a new program.

These programs allow you to earn a fixed rate of interest on investments. These programs are different from the Fixed Accumulation Feature. We determine, in our sole discretion, the interest rates to be credited. These interest rates may vary depending on the Contract you purchased and the date the request for the program is received. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect either the "12-Month Transfer Program" or the "6-Month Transfer Program".

- Under the 12-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 12 months. You must then transfer these investments into available Funds (and not the Fixed Accumulation Feature) during this 12 month period. You must make at least 7 but no more than 12 transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.

- Under the 6-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 6 months. You must then transfer these investments into available Funds (and not the Fixed Accumulation Feature) during this 6 month period. You must make at least 3 but no more than 6 transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.

- Each time you make a subsequent Premium Payment, you can invest in a different rate lock program. Any subsequent investments made in a month (or other interest rate effective period) other than your last program investment are considered a separate rate lock program investment. You can invest in up to 5 different rate lock programs at one time.

- You must invest at least $5,000 in each rate lock program ($2,000 for qualified plan transfers or rollovers, including IRAs). We may pre-authorize transfers from our Fixed Accumulation Feature subject to restrictions. This minimum amount applies to the initial and all subsequent Premium Payments in a given rate lock program.

- Pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions in good order.

- If a DCA Plus payment is received without enrollment instructions and a DCA Plus program is active on the contract, we will set up the new Program to mirror the existing one. If a DCA Plus payment is received without enrollment instructions and a DCA Plus program is not active on the contract, but is the future investment allocation and a Static Model Portfolio Plan is active on the contract, we will set up the new Program to move funds to the Static Model Portfolio Plan. Otherwise, we will contact your investment professional to obtain complete instructions. If we do not receive in good order enrollment instructions within the 15 day timeframe noted above, we will refund the Program payment for further instruction.

- If your Program payment is less than the required minimum amount, we will invest into the destination funds indicated on the Program instructions accompanying the payment. If Program instructions were not provided and a DCA Plus Program is active on the contract, we will apply the payment to the destination funds of the current DCA Plus program. Otherwise, we will contact your investment professional to obtain further investment instructions.

- The credited interest rate used under the DCA Plus Programs is not earned on the full amount of your Premium Payment for the entire length of the Program because Program transfers to Funds decrease the amount of your Premium Payment remaining in the Program.

- You may elect to terminate your involvement in this Program at any time. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Funds you designated.

Fixed Amount DCA - This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into a different Fund. This program begins approximately 15 days following the next monthly Contract Anniversary from the day the enrollment requested is established unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.

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Earnings/Interest DCA - This feature allows you to regularly transfer (monthly or quarterly) the interest earned from your investment in the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into another Fund. This program begins two business days plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.

-   AUTOMATIC INCOME PROGRAM

This systematic withdrawal feature allows you to make partial Surrenders up to 10% of your total Premium Payments or, if an optional withdrawal benefit is elected, up to the allowable limit under the rider, each Contract Year without a CDSC, if applicable. You can designate the Funds to be surrendered from and also choose the frequency of partial Surrenders (monthly, quarterly, semiannual, or annually). The minimum amount of each Surrender is $100. Amounts taken under this program will count towards the AWA and rider limit, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. You may satisfy Code Section 72(t)/(q) requirements by enrolling in this program. Please see sections 8 and 9 for more information about the tax consequences associated with your Contract. Your level of participation in this program may result in your exceeding permissible withdrawal limits under certain optional withdrawal riders.

-   OTHER PROGRAM CONSIDERATIONS

-   You may terminate your enrollment in any Program at any time.

- We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

       - any Fund is merged or substituted into another Fund - then your allocations will be directed to the surviving Fund; or

       - any Fund is liquidated - then your allocations to that Fund will be directed to any available money market Fund.

  You may always provide us with updated instructions following any of these events.

- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

- If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait six months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

- We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you.

- Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which model portfolio is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each model portfolio is intended to maximize returns given various levels of risk tolerance, a model portfolio may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause a model portfolio to be ineffective or less effective in reducing volatility. A model portfolio may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of model portfolios can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the model portfolios. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund's investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular Fund, see that Fund's prospectus.

- Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any model portfolios. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract.

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  Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any model portfolio with governing plan documents.

- These Programs may be modified, terminated or adversely impacted by the imposition of Fund trading policies.

CAN YOU TRANSFER FROM ONE FUND TO ANOTHER?

Yes. During those phases of your Contract when transfers are permissible, you may make transfers between Funds according to the following policies and procedures, as they may be amended from time to time.

-   WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

-   WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

Many Contract Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Contract Owners' "transfer-in" requests.

In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

-   WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Contract Value more than once a Valuation Day.

EXAMPLES

TRANSFER REQUEST PER VALUATION DAY                                PERMISSIBLE?
--------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth          Yes
Sub-Account
Transfer $10,000 from a money market Sub-Account to any number        Yes
of other Sub-Accounts (dividing the $10,000 among the other
Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts to         Yes
any number of other Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth           No
Sub-Account and then, before the end of that same Valuation
Day, transfer the same $10,000 from the growth Sub-Account to an international Sub-Account

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, Internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery

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service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company-sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed.

Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant an exception to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

- A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company-sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

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- In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds ("Participants") or enforce the Transfer Rule because we do not keep Participants' account records for a Contract. In those cases, the Participant account records and Participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

How ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

FIXED ACCUMULATION FEATURE TRANSFERS

Except as otherwise provided, during each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). Each Contract Year you may transfer the greater of:

- 30% of the Contract Value in the Fixed Accumulation Feature as of the last Contract Anniversary or Contract issue date or the largest sum of your prior transfers. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. These restrictions also apply to systematic transfers except for certain programs specified by us. The 30% does not include Contract Value in any DCA Plus Program; or

- An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer any amount to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.

You must wait 6 months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

As a result of these limitations, it may take a significant amount of time (i.e., several years) to move Contract Values in the Fixed Accumulation Feature to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.

TELEPHONE AND INTERNET TRANSFERS

Transfer instructions received by telephone before the end of any Valuation Day will be carried out at the end of that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out at the end of that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.

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We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY

You may authorize another person to conduct financial and other transactions on your behalf by submitting a completed power of attorney form that meets the power of attorney requirements of your resident state law. Once we have the completed form on file, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you.

B. CHARGES AND FEES

MORTALITY AND EXPENSE RISK CHARGE

We deduct a daily charge for assuming mortality and expense risks under the Contract. This charge is deducted from your Sub-Account Value.

The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- Mortality Risk - There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the accumulation phase of your Contract, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value or in periods where the CDSCs would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- Expense Risk - We also bear an expense risk that the CDSCs, if applicable, and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the Fund selected, your Annuity Payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk charge.

The following table describes Mortality & Expense Risk charges:

Access                                                                 1.50%
Core                                                                   1.05%
Plus                                                                   1.45%
Outlook                                                                1.45%

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat $30 fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and your Account. The annual charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Sub-Account in which you are invested.

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include

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Contracts from our Putnam Hartford line of variable annuity Contracts with the Contracts when we combine Contract Value for purposes of this waiver.

ADMINISTRATIVE CHARGE

We apply a daily administration charge of 0.20% against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge. This charge compensates us for administrative expenses that exceed revenues from the Annual Maintenance Fee described above.

PREMIUM TAXES

We deduct premium taxes imposed on us by a state or other government agency. Some states collect these taxes when Premium Payments are made; others collect at Annuitization. Since we pay premium taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The premium tax rate varies by state or municipality and currently ranges from 0 - 3.5%.

SALES CHARGES

This charge is designed to recover the expense of distributing the Contracts that are surrendered before distribution expenses have been recouped from revenue generated by these Contracts. Core, Outlook and Plus Contracts are each subject to a CDSC schedule. Each Premium Payment has its own CDSC schedule. Only amounts invested for less than the requisite holding period are subject to a CDSC. When a CDSC is applicable, only Surrenders in excess of the Annual Withdrawal Amount (AWA) will be subject to a CDSC. A CDSC will not exceed your total Premium Payments. After the AWA deduction, surrenders will then be taken:

1st - from earnings,

2nd - from Premium Payments not subject to a CDSC,

3rd - from Premium Payments subject to a CDSC on a first-in-first-out basis, and,

4th - from Payment Enhancements (Plus Contracts only).

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CDSC:

- Annual Withdrawal Amount (AWA) - During the Contract Years when a CDSC applies, you may take partial Surrenders up to 10% of the total Premium Payments otherwise subject to a CDSC. The AWA is calculated by multiplying total Premium Payments by 10%. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for Contracts issued to a Charitable Remainder Trust.

- Benefit Payments or Lifetime Benefit Payments that may exceed the AWA under any optional benefit rider.

- If you are a patient in a certified long-term care facility or other eligible facility - We will waive any CDSC for a partial or full Surrender if you, the joint Contract Owner or the Annuitant, are confined for at least 180 calendar days to a:

X facility recognized as a general hospital by the proper authority of the state in which it is located or the Joint Commission on the Accreditation of Hospitals;

X  facility certified as a hospital or long-term care facility; or

X nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.

For this waiver to apply, you must:

       -   have owned the Contract continuously since it was issued,

       -   provide written proof of your eligibility satisfactory to us, and

       - request the Surrender within 90 calendar days after the last day that you are an eligible patient in a recognized facility or nursing home.

This waiver is not available if you, the joint Contract Owner or the Annuitant is in a facility or nursing home when you purchase the Contract. We will not waive any CDSC applicable to any Premium Payments made while you are in an eligible facility or nursing home. This waiver may not be available in all states.

- Upon death of the Annuitant or any Contract Owner(s) - No CDSC will be deducted if the Annuitant or any Contract Owner(s) dies.

- Upon Annuitization - The CDSC is not deducted when you annuitize the Contract. However, we will charge a CDSC if the Contract is Surrendered during the CDSC period under an Annuity Payout Option which allows Surrenders.

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- For Required Minimum Distributions (RMDs) - This allows Annuitants who are age 70 1/2 or older, with a Contract held under an IRA, to Surrender an amount equal to the RMD for the Contract without a CDSC for one year's RMD for that Contract Year. All requests for RMDs must be in writing.

- For substantially equal periodic payments - We will waive the CDSC if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.

- Upon cancellation during the Right to Cancel Period - No CDSC will be deducted if you cancel your Contract during the Right to Cancel Period.

- Exchanges - As an accommodation, we may, in our sole discretion, credit the time that you held an annuity previously issued by us against otherwise applicable CDSCs.

- Settlements - We may, in our sole discretion, waive or time-credit CDSCs in connection with the settlement of disputes or if required by regulatory authorities.

CHARGES AGAINST THE FUNDS

Annual Fund Operating Expenses - The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees, operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses and the Synopsis.

REDUCED FEES AND CHARGES

We may offer, in our discretion, reduced fees and charges including, but not limited to, CDSCs, the Mortality and Expense Risk Charge, the Annual Maintenance Fee, and charges for optional benefits, for certain Contracts (including employer sponsored savings plans) which may result in decreased costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.

C. SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

BEFORE THE ANNUITY COMMENCEMENT DATE:

Full Surrenders - When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, CDSCs, a pro-rated portion of optional benefit charges, if applicable and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

Partial Surrenders - You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable CDSC. You can ask us to deduct the CDSC from the amount you are Surrendering or from your remaining Contract Value. If we deduct the CDSC from your remaining Contract Value, that amount will also be subject to CDSC. This is our default option.

Both full and partial Surrenders are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state. Please see section 7(b) (State Variations) for additional details.

There are several restrictions on partial Surrenders before the Annuity Commencement Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- After a Surrender, your Contract Value must be equal to or greater than our then current minimum Contract Value that we establish according to our current policies and procedures. We may change the minimum Contract Value in our sole discretion, with notice to you. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after a Surrender.

Under certain circumstances Hartford had permitted certain Contract Owners to reinstate their Contracts (and certain riders) when a Contract Owner had requested a Surrender (either full or Partial) and returned the forms in good order to Hartford. Effective October 4, 2013, we will no longer allow Contract Owners to reinstate their Contracts (or riders) when a Contract Owner requests a Surrender (either full or Partial).

See section 6 and Appendices D - G for information regarding the impact of Surrenders to Death Benefits and optional benefits.

AFTER THE ANNUITY COMMENCEMENT DATE:

Full Surrenders - You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment for a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable CDSCs. The Commuted Value is determined on the day we receive your written request for Surrender.

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Partial Surrenders - Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must make the Surrender request during the Period Certain.

Both full and partial Surrenders are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state. Please see section 7(b) (State Variations) for additional details.

We will deduct any applicable CDSCs.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457. For such Contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO YOU REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone or on the Internet. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

Written Requests - To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-   your tax withholding amount or percentage, if any, and

-   your mailing address.

You may submit this form via facsimile.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Sub-Accounts that you want your Surrender to come from; otherwise, the Surrender will be taken in proportion to the value in each Sub-Account.

Telephone Requests - To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. Please call us with any questions regarding restrictions on telephone Surrenders.

Internet Requests - To request a partial Surrender by internet; we must have received your completed Internet Partial Withdrawal Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept internet instructions for partial Surrenders from either Owner. Internet authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. Please call us with any questions regarding restrictions on Internet Surrenders.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone and Internet Surrender instructions received before the end of a Valuation Day will be processed at the end of that Valuation Day. Otherwise, your request will be processed at the end of the next Valuation Day.

Completing a Power of Attorney form for another person to act on your behalf may prevent you from making Surrenders via telephone and Internet.

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WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders. If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. CONSULT YOUR PERSONAL TAX ADVISER TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY.

More than one Contract issued in the same calendar year - If you own more than one Contract issued by us or our affiliates in the same calendar year, then these Contracts may be treated as one Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date.

D. ANNUITY PAYOUTS

When you "annuitize" your Contract, you begin the process of converting Accumulation Units in what is known as the "payout phase." The payout phase starts with your Annuity Commencement Date and ends when we make the last payment required under your Contract. You should answer the following questions:

-   When do you want Annuity Payouts to begin?

-   Which Annuity Payout Option do you want to use?

-   How often do you want the Payee to receive Annuity Payouts?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.

WHEN DO YOUR ANNUITY PAYOUTS BEGIN?

Your Annuity Commencement Date cannot be earlier than:

X  2nd Contract Anniversary - if choosing a fixed dollar amount Annuity Payout

X  Immediately - if choosing a variable dollar amount Annuity Payout or be later than:

X Annuitant's 90th birthday (or if the Contract Owner is a Charitable Remainder Trust, the Annuitant's 100th birthday)

X  10th Contract Year (subject to state variation)

X The Annuity Commencement Date stated in an extension request (subject to your Financial Intermediary's rules for granting extension requests) received by us not less than 30 days prior to a scheduled Annuity Commencement Date

Effective October 4, 2013 we will no longer allow Contract Owners to extend their Annuity Commencement Date even though we may have granted extensions in the past to you or other similarly situated investors.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

-   LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

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-   LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

-   LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.

-   JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

-   JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN ANNUITY PAYOUT OPTION. A CDSC, IF APPLICABLE, MAY BE DEDUCTED.

For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

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AUTOMATIC ANNUITY PAYOUTS

If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semi-annually, or

-   annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

-   FIXED DOLLAR AMOUNT ANNUITY PAYOUTS

Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate set by us.

-   VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS

Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen,

-   the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial principles, and

-   the Assumed Investment Return ("AIR").

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by the Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout.

The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the Funds in relation to the AIR. The degree of the fluctuation will depend on the AIR you select.

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You can select one of the following AIRs offered, subject to state variations:

           ANNUITY                   ANNUITY                   ANNUITY
AIR      UNIT FACTOR      AIR      UNIT FACTOR      AIR      UNIT FACTOR
------------------------------------------------------------------------
3%       0.999919%        5%       0.999866%        6%       0.999840%

The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in a smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.

After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with applicable transfer restriction policies.

-   COMBINATION ANNUITY PAYOUT

You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs. Combination Annuity Payouts are not available during the first two Contract Years.

E. STANDARD DEATH BENEFITS

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Owner, joint Owner, or the Annuitant dies before we begin to make Annuity Payouts. This Death Benefit is the higher of Contract Value (including any Payment Enhancements, if applicable) or total Premium Payments adjusted for partial Surrenders. We calculate the Death Benefit when, and as of the date that, we receive a certified death certificate or other legal document acceptable to us. The standard Death Benefit is issued at no additional cost. The standard Death Benefit is replaced in certain optional benefits. Terms and titles used in riders to your Contract may differ from those used in this prospectus.

The calculated Death Benefit will remain invested according to the Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the Account. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

ADJUSTMENTS FOR SURRENDERS

We calculate the adjustment to your aggregate Premium Payments for any Surrenders by reducing your aggregate Premium Payments on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. For any partial Surrender that causes cumulative partial Surrenders during the Contract Year to exceed 10% of Premium Payments, the adjustment is the dollar amount of the partial Surrender that does not exceed 10% of Premium Payments, and the adjustment for the remaining portion of the partial Surrender is a factor applied to the portion of Premium Payments that exceed 10% of Premium Payments, as follows:

1 - (A/(B-C)) where:

A = partial Surrenders during the Contract Year in excess of 10% of Premium Payments.
B =    Contract Value immediately prior to the partial Surrender.
C = 10% of Premium Payments less any partial Surrenders during the Contract Year. If C results in a negative number, C becomes zero.

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For partial Surrenders during each Contract Year that are entirely in excess of 10% of Premium Payments, the adjustment is a factor applied to adjusted Premium Payments immediately before the Surrender as follows:

1 - (A/B) where:

A = partial Surrenders during the Contract Year in excess of 10% of Premium Payments.
B =    Contract Value immediately prior to the partial Surrender.

A partial Surrender that exceeds 10% will cause a proportionate reduction in your Death Benefit. See Examples 1 and 2 under Standard Death Benefit in Appendix A.

ADDITIONAL INFORMATION ABOUT DEATH BENEFITS

We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed:

    a. the aggregate Premium Payments, modified by adjustments for partial Surrenders under applicable contracts and riders; or

    b.  the aggregate Contract Value plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Owner has designated the manner in which the Beneficiary will receive the Death Benefit. We will calculate the Death Benefit as of the date we receive a certified death certificate or other legal documents acceptable by us. The Death Benefit amount remains invested and is subject to market fluctuation until complete settlement instructions are received from each Beneficiary. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a non-Valuation Day, computations will take place on the next Valuation Day.

If the Death Benefit payment is $5,000 or more, the Beneficiary may elect to have their Death Benefit paid through our "Safe Haven Program." Under this program, the proceeds remain in our General Account and the Beneficiary will receive a draft book. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Program in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for this program, we earn investment income from the proceeds. The investment income we earn is likely more than the amount of interest we credit; therefore, we make a profit from the difference.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers (subject to applicable restrictions) and (b) take Surrenders without paying CDSCs, if any. We reserve the right to inform the IRS in the event that we believe that any Beneficiary has intentionally delayed delivering proper proof of death in order to circumvent applicable Code proceeds payment duties. We shall endeavor to fully discharge the last instructions from the Owner wherever possible or practical.

The Beneficiary of a non-qualified Contract or IRA (prior to the required distribution date) may also elect the Single Life Expectancy Only option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

If the Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Owner's death.

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If the Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

Alternatives to the Required Distributions - The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are not met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

Spousal Contract Continuation - If the Owner dies and the sole Beneficiary is the Owner's Spouse, then the Contract may continue with the Spouse as Owner through a Spousal Contract continuation election, unless the Spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payment Option. If the Contract continues with the Spouse as Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the Spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract. If you do not name another Beneficiary at the time of continuation, the Beneficiary will default to your estate.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving joint       The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Designated Beneficiary receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Contract Owner's estate
                                 Contract Owner and the           deceased                         receives the Death Benefit.
                                 Beneficiary predeceases the
                                 Contract Owner
Annuitant                        The Contract Owner is living     There is no named Contingent     The Contract Owner becomes the
                                                                  Annuitant                        Contingent Annuitant and the
                                                                                                   Contract continues. The
                                                                                                   Contract Owner may waive this
                                                                                                   presumption and receive the
                                                                                                   Death Benefit.
Annuitant                        The Contract Owner is living     The Contingent Annuitant is      Contingent Annuitant becomes
                                                                  living                           the Annuitant, and the Contract
                                                                                                   continues.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                             AND . . .                               THEN THE . . .
Contract Owner                            The Annuitant is living                   Designated Beneficiary becomes the
                                                                                    Contract Owner.
Annuitant                                 The Contract Owner is living              Contract Owner receives the payout at
                                                                                    death, if any.
Annuitant                                 The Annuitant is also the Owner           Designated Beneficiary receives the
                                                                                    payout at death, if any.

THESE ARE THE MOST COMMON SCENARIOS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH.

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6. OPTIONAL DEATH BENEFITS

A. MAV PLUS

OBJECTIVE

Refund net Premium Payments as well as some percentage of any Contract Value gains.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

The Death Benefit will be the greater of the standard Death Benefit and MAV Plus Death Benefit. If you also elect any optional benefit rider, the Death Benefit will be the greater of such optional rider and this rider. See Examples 1 and 2 under MAV Plus in Appendix A.

The MAV Plus Death Benefit is the greatest of A, B, C or D, WHERE:

A    =    Contract Value (including any Payment Enhancements, if applicable) on the date we receive due proof of death.
B    =    Total Premium Payments adjusted for any partial Surrenders (see clause
          D below for a description of this adjustment).
C    =    Maximum Anniversary Value - The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values,
          Premium Payments and partial Surrenders. We will calculate an
          Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or the date of death, whichever is earlier.
          The Anniversary Value is equal to the Contract Value as of a Contract
          Anniversary with the following adjustments: (a) Anniversary Value is increased by the dollar amount of any Premium Payments made since the
          Contract Anniversary; and (b) Anniversary Value is adjusted for any partial Surrenders since the Contract Anniversary. The Maximum
          Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.
          We calculate the adjustment to your Maximum Anniversary Value for any
          Surrenders by reducing your Maximum Anniversary Value on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your
          Maximum Anniversary Value proportionately based on the amount of any
          Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender. Please refer to the examples in Appendix A for illustrations of this adjustment.
          For any partial Surrender that causes cumulative partial Surrenders during the Contract Year to exceed 10% of Premium Payments, the adjustment is first made on a dollar-for-dollar basis up to 10% of
          Premium Payments and then the adjustment with respect to the amounts over 10% of Premium Payments is based on the following formulas:
          1 - (A/(B-C)) where:
A    =    partial Surrenders during the Contract Year in excess of 10% of
          Premium Payments.
B    =    Contract Value immediately prior to the partial Surrender.
C    =    10% of Premium Payments less any partial Surrenders during the
          Contract Year. If C results in a negative number, C becomes zero.
          For partial Surrenders during each Contract Year that are entirely in excess of 10% of Premium Payments, the adjustment is a factor applied to adjusted Premium Payments immediately before the Surrender as follows:
          1 - (A/B) where:
A    =    partial Surrenders during the Contract Year in excess of 10% of
          Premium Payments.
B    =    Contract Value immediately prior to the partial Surrender.
          Please refer to the examples in Appendix A for illustrations of this adjustment.
D    =    Earnings Protection Benefit - The Earnings Protection Benefit depends on the age of you and/or your Annuitant on the date this rider is added to your Contract.
          - If each is aged 69 or younger, the Death Benefit is the Contract
          Value on the date we receive due proof of death plus 40% of the lesser of Contract gain on that date and the cap.
          - If you and/or your Annuitant are age 70 or older on the date this rider is added to your Contract, the benefit is the Contract Value on the date we receive due proof of death plus 25% of the lesser of
          Contract gain on that date and the cap.
          We determine Contract gain by subtracting your Contract Value on the date you added this rider from the Contract Value on the date we receive due proof of death. We then deduct any Premium Payments and add adjustments for any partial Surrender made during that time. We make an adjustment for partial Surrenders if the amount of Surrender is greater than the Contract gain immediately prior to the Surrender.
          The adjustment is the difference between the two, but not less than zero.
          The Contract gain that is used to determine your Death Benefit has a limit or cap. The cap is 200% of the following:
          - the Contract Value on the date this rider was added to your
          Contract; plus

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          - Premium Payments made after this rider was added to your Contract, excluding any Premium Payments made within 12 months of the date we receive due proof of death; minus
          - any adjustments for partial Surrenders.
          If you elect MAV Plus, the Death Benefit will be the greater of the standard Death Benefit and the MAV Plus Death Benefit.

WHEN CAN YOU BUY THIS RIDER?

The MAV Plus rider is closed to new investors. You may elect this rider only at the time of issue and once you do so, your choice is irrevocable. You may not choose this optional Death Benefit if the Owner(s) and/or Annuitant are age 76 or older on the Contract issue date. In states where the MAV Plus Death Benefit is not available, we offer the "Maximum Anniversary Value (MAV) Death Benefit" for the same additional fee. The MAV Death Benefit is the same as the MAV Plus Death Benefit but excludes the Earnings Protection Benefit.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

No.

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The annual charge for this rider is based on your daily Contract Value and is deducted daily. The charge for this rider continues to be deducted until we begin to make Annuity Payouts.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

No. This rider is not affected by the Benefit Amount or Payment Base.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

No.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

No.

CAN YOU REVOKE THIS RIDER?

No.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Surrenders will reduce the MAV Plus Death Benefit and will be subject to CDSCs, if any.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

We reserve the right to approve all ownership changes, including any assignment of your Contract to others or the pledging of your Contract as collateral. Certain approved changes in ownership may cause a re-calculation of the benefits subject to applicable state law. Generally, we will not re-calculate the benefits under your Contract so long as the change in ownership does not affect the Owner and does not result in a change in the tax identification number under the Contract. Changes in ownership can also adversely affect your Death Benefits and optional withdrawal benefits.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR CONTRACT RIGHTS?

Yes. If your Spouse continues the Contract as Owner, we will use the date the Contract is continued with your Spouse as Owner as the effective date this rider was added to the Contract. This means we will use the date the Contract is continued with your Spouse as Owner as the effective date for calculating this Death Benefit going forward. The percentage used for this Death Benefit will be determined by the oldest age of any remaining joint Owner or Annuitant at the time the Contract is continued. Spousal Contract continuation can apply once during the term of this Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

This rider will be terminated and the fee will no longer be assessed.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

No.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No.

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CAN WE AGGREGATE CONTRACTS?

Yes. We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed:

    a. the aggregate Premium Payments, modified by adjustments for partial Surrenders under applicable contracts and riders; or

    b.  the aggregate Contract Value plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- This rider is not available in all states or is named differently in those states.

- If your Contract has no gain, your Beneficiary will receive no additional benefit.

- A Death Benefit is paid to Beneficiaries upon the death of the Annuitant or any Owner, whichever occurs first.

- This rider may be used to supplement Death Benefits in other optional riders. In certain instances, however, this additional Death Benefit coverage could be superfluous.

-   Annuitizing your Contract will cause this rider to terminate.

7. MISCELLANEOUS

A. GLOSSARY

Except as provided elsewhere in this prospectus, the following capitalized terms shall have the meaning ascribed below:

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those Payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE: Our overnight mailing address is: HARTFORD LIFE INSURANCE COMPANY/HARTFORD LIFE AND ANNUITY INSURANCE COMPANY, 745 WEST NEW CIRCLE ROAD BUILDING 200, 1ST FLOOR, LEXINGTON, KY 40511. OUR STANDARD MAILING ADDRESS WILL
BE: HARTFORD LIFE INSURANCE COMPANY/HARTFORD LIFE AND ANNUITY INSURANCE COMPANY, PO BOX 14293, LEXINGTON, KY 40512-4293

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, as adjusted for subsequent Premium Payments and partial Surrenders.

ANNUAL MAINTENANCE FEE: An annual charge deducted on a Contract Anniversary or upon full Surrender. The charge is deducted proportionately from each Sub-Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a CDSC. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is issued. Except as otherwise provided, the Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless we, in our sole discretion, agree to postpone to another date following our receipt of an extension request.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

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ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner and Annuitant as the case may be.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First.

BENEFIT PAYMENT: The maximum guaranteed amount that may be withdrawn each Contract Year under The Hartford's Principal First. A Benefit Payment constitutes a partial Surrender.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge, if applicable, that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

COVERED LIFE: The governing life or lives used for determining the Lifetime Withdrawal Feature under The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

ELIGIBLE WITHDRAWAL YEAR: As used in The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II, any Contract Year following the Relevant Covered Life's 60th birthday.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature may be called the Fixed Account. Not all forms of Contracts we offer contain a Fixed Accumulation Feature.

FUND: A registered investment company or a series thereof in which assets of a Sub-Account may be invested. We sometimes call the Funds you select a "Sub-Account".

GENERAL ACCOUNT: The General Account includes our company assets, including any money you may have invested in the Fixed Accumulation Feature, if available.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

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LIFETIME BENEFIT PAYMENT: The maximum guaranteed amount that can be withdrawn each year pursuant to The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios. A Lifetime Benefit Payment constitutes a partial Surrender. Withdrawals taken prior to an Eligible Withdrawal Year (The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II) or prior to the Lifetime Income Eligibility Date (The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios) are excluded from this definition. For the purposes of The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder and The Hartford's Lifetime Income Builder Selects a Lifetime Benefit Payment is the greater of (a) your Withdrawal Percent multiplied by your Payment Base (sometimes referred to as "Guaranteed Withdrawal") or (b) your Withdrawal Percent multiplied by your Contract Value as of the relevant measuring point (sometimes referred to as "Withdrawal Available").

LIFETIME INCOME ELIGIBILITY DATE: Under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, the date the relevant Covered Life attains age 59 1/2, at which point Lifetime Benefit Payments can begin.

LIFETIME WITHDRAWAL FEATURE: Under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, a series of Lifetime Benefit Payments in each Contract Year following the Lifetime Income Eligibility Date.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and partial Withdrawals, prior to the deceased's 81st birthday or the date of death, if earlier.

MAXIMUM CONTRACT VALUE: The greatest of: (i) the Contract Value on the rider issue date, plus Premium Payments received after such date or (ii) the Contract Value on each subsequent Contract Anniversary, excluding the current Contract Anniversary, plus Premium Payments received after such Contract Anniversary date.

MINIMUM CONTRACT VALUE: Subject to state variations, the Minimum Contract Value we establish from time to time.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

1933 ACT: The Securities Act of 1933, as amended.

1934 ACT: The Securities Exchange Act of 1934, as amended.

1940 ACT: The Investment Company Act of 1940, as amended.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PAYMENT BASE: The amount used to determine the Lifetime Benefit Payments for The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios. The Payment Base may be subject to automatic annual Payment Base increases when The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios has been elected. In The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, Payment Base includes Payment Enhancements (Plus Contracts only) but excludes any Employee Gross-Up. Your initial Payment Base equals your initial Premium Payment except in regard to a company-sponsored exchange program. For Plus contracts, your initial Payment Base includes any Payment Enhancement, if applicable; provided, however, Payment Enhancements are not taken into consideration as such for the purposes of The Hartford's Lifetime Income Foundation or The Hartford's Lifetime Income Builder II.

PAYMENT ENHANCEMENT: An amount we credit to your Contract Value at the time a Premium Payment is made for "Plus" Contracts only. The amount of a Payment Enhancement is based on the cumulative Premium Payments you make to your Contract.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract (not taking into consideration any applicable front-end sales charges or Payment Enhancements, etc.).

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

RELEVANT COVERED LIFE: When the Single Life option is chosen, the Relevant Covered Life will be based on the attained age of the oldest Contract Owner(s) if the Contract Owner is a natural person or the Annuitant(s) if the Contract Owner is not a natural person. When the Joint/Spousal Option is chosen, however, the Relevant Covered Life will be based on the attained age of the youngest Contract Owner and his or her Spouse if the Contract Owner is a natural person or the Annuitant if the Contract Owner is not a natural person. As used herein, "attained age" means the chronological age of the Relevant Covered Life as of the applicable measuring point.

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REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SPOUSE: A person related to a Contract Owner by marriage pursuant to the Code. This definition does not currently take into consideration domestic partners pursuant to state civil union laws.

SUB-ACCOUNT: A division of the Separate Account containing shares of a Fund. There is a Sub-Account for each Fund. We sometimes call the Funds you select your "Sub-Account".

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for each Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding).

THRESHOLD: For the purposes of The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, the amount used to determine the change in the Payment Base following a partial Surrender in any Contract Year that is not an Eligible Withdrawal Year (The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II) or any Contract Year that is prior to the Lifetime Income Eligibility Date (The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios). For the purposes of these optional riders, this percentage used to determine your Threshold amount is 5% (Single Life Election) or 4 1/2% (Joint/Spousal Election) of the Payment Base.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange. The Exchange generally closes at 4:00 p.m. Eastern Time but may close earlier on certain days and as conditions warrant.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

WE, US OR OUR: Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company, as the case may be.

WITHDRAWAL PERCENT: The multiplier used in calculating Lifetime Benefit Payments under The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios.

YOU: The Owner including any joint Owner(s). We do not capitalize "you" or "your" in this prospectus.

B. STATE VARIATIONS

The following section describes modifications to this prospectus required by one or more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of Contracts we issue. References to certain state's variations do not imply that we actually offer Contracts in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.

ALABAMA - The Fixed Accumulation Feature is not available. The DCA Plus Fixed Accumulation Feature is available.

CALIFORNIA - If you are 60 years old or older you must either elect the Senior Protection Program, or elect to immediately allocate the initial Premium Payments to the other investment options. Under the Senior Protection Program, we will allocate your initial Premium Payment to a money market Fund for the first 35 days your initial Premium Payment is invested. After the 35th day we will automatically allocate your Contract Value according to your most current investment instructions. If you elect the Senior Protection Program you will not be able to participate in any InvestEase (if otherwise available) or Dollar Cost Averaging Program until after the Program has terminated. The Dollar Cost Averaging Plus, the Static Asset Allocation Models and certain Automatic Income Programs are not available if you elect the Senior Protection Program. Under the Senior Protection Program any subsequent Premium Payment received during the 35 days after the initial Premium Payment is invested will also be invested in a money market Fund unless you direct otherwise. You may voluntarily terminate your participation in the Senior Protection Program by contacting us in writing or by telephone. You will automatically terminate your participation in the Senior Protection Program if you allocate a subsequent Premium Payment to any other investment option or transfer Contract Value from a money market Fund to another investment option. When you terminate your participation in the Senior Protection Program you may reallocate your Contract Value in the Program to other investment options; or we will automatically reallocate your Contract Value in the Program according to your original instructions 35 days after your initial Premium Payment was invested.

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CONNECTICUT - The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder Portfolios, contract aggregation provisions do not apply. For Plus Contracts - The CDSC is 8%, 8%, 8%, 7%, 6%, 5%, 4%, 3%, 0% for years 1-9. A state recognized civil union partner who is the designated beneficiary may exercise contract continuation privileges if and when the Code is amended to recognize such "spouses" as meeting federal tax distribution requirements (under current tax law, a "spouse" is limited to married people of the opposite sex).

FLORIDA - The limit on Death Benefits imposed when aggregate Premium Payments total $5 million or more does not apply. The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder Portfolios, contract aggregation provisions do not apply.

GEORGIA - The Hartford's Lifetime Income Builder Selects is referred to as the Guaranteed Withdrawal and Death Benefit Rider (Limited Automatic Increase Feature) in your Contract. The Hartford's Lifetime Income Builder Portfolios is referred to as Guaranteed Withdrawal and Death Benefit Rider (Unlimited Automatic Increase Feature).

ILLINOIS - The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder Portfolios, contract aggregation provisions do not apply. The rider charge for The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder Portfolios, are only deducted from the Sub-Accounts. The Fixed Accumulation Feature is not available if you elect The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder Portfolios.

MASSACHUSETTS - We will accept subsequent Premium Payments only until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later (Core Contracts); or until the Annuitant's 66th birthday or the sixth Contract Anniversary, whichever is later (Outlook Contracts). The Nursing Home Waiver is not available.

MINNESOTA - MAV Plus is not available. The Maximum Anniversary Value (MAV) Death Benefit is offered instead.

NEW HAMPSHIRE - A state recognized civil union partner who is the designated beneficiary may exercise contract continuation privileges if and when the Code is amended to recognize such "spouses" as meeting federal tax distribution requirements (under current tax law, a "spouse" is limited to married people of the opposite sex).

NEW JERSEY - The Fixed Accumulation Feature is not available. The only AIRs available are 3% and 5%. The investment restrictions and the contract aggregation provisions of The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios are not applicable. The Nursing Home Waiver is not available. A state recognized civil union partner who is the designated beneficiary may exercise contract continuation privileges if and when the Code is amended to recognize such "spouses" as meeting federal tax distribution requirements (under current tax law, a "spouse" is limited to married people of the opposite sex).

NEW YORK - A Contract issued by Hartford Life and Annuity Insurance Company is not available in New York. The rider charge for The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios are only deducted from the Sub-Accounts. The Fixed Accumulation Feature is not available if you elect The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder Portfolios. The Minimum Contract Value is $1,000 after any Surrender. The minimum monthly Annuity Payout is $20. MAV Plus is not available. The Maximum Anniversary Value (MAV) Death Benefit is offered instead. The only AIRs available are 3% and 5%. The Nursing Home Waiver is not available.

OHIO - The Fixed Accumulation Feature is not available.

OKLAHOMA - The only AIRs available are 3% and 5%.

OREGON - We will accept subsequent Premium Payments during the first three Contract Years (Core and Plus Contracts) or six years (Outlook Contracts). Owners may only sign up for DCA Plus Programs that are 6 months or longer (Core, Outlook, Plus Contracts). You may not choose a fixed dollar amount Annuity Payout. The Life Annuity with a Cash Refund Annuity Payout Option is not available. The only AIRs available are 3% and 5%.

PENNSYLVANIA - The Nursing Home Waiver minimum confinement period is changed from 180 days to 90 days. You may not choose a fixed dollar amount Annuity Payout. The Life Annuity with a Cash Refund Annuity Payout Option is not available. For Plus Contracts - The CDSC is 8%, 8%, 8%, 7%, 6%, 5%, 4%, 3%, 0% for years 1-9.

WASHINGTON - MAV Plus is not available. Maximum Anniversary Value (MAV) Death Benefit is offered instead. In any year when no Premium Payment is paid into the Fixed Accumulation Feature, any pro-rata portion of the fee taken from the Fixed Accumulation Feature will be limited to interest earned in excess of the 3% for that year (Core, Outlook and Plus Contracts). The rider charge for The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder Portfolios, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation is only deducted from the Sub-Accounts. The Fixed Accumulation is not available if you elect The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder Portfolios, The Hartford's Lifetime Income Builder II or The Hartford's Lifetime Income Foundation (Core, Outlook, and Plus Contracts).

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C. MORE INFORMATION

OWNERSHIP CHANGES - We reserve the right to approve all ownership changes, including any assignment of your Contract (or any benefits) to others or the pledging of your Contract as collateral. Certain approved changes in ownership may cause a re-calculation of the benefits subject to applicable state law. Generally, we will not re-calculate the benefits under your Contract so long as the change in ownership does not affect the Owner and does not result in a change in the tax identification number under the Contract. Changes in ownership can also adversely affect your Death Benefits and optional withdrawal benefits.

If the Owner dies and the sole Beneficiary is the Owner's Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the applicable Death Benefit. We will adjust the Contract Value in these circumstances to equal the amount that we would have paid as the Death Benefit payment, had the Spouse elected to receive the applicable Death Benefit as a lump sum payment. This privilege will only apply once for each Contract.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

ASSIGNMENT - A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. A qualified Contract may not be transferred or otherwise assigned (whether directly or used as collateral for a loan), unless allowed by applicable law and approved by us in writing. We can withhold our consent for any reason. We are not obligated to process any request for approval within any particular time frame. Please consult a qualified tax adviser before assigning your Contract.

SPECULATIVE INVESTING - Do not purchase this Contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. By purchasing this Contract you represent and warrant that you are not using this Contract, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.

CONTRACT MODIFICATION - We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined. Any modifications to the Contract will be filed with each state in which the Contract is for sale. Contract changes will be communicated to Contract Owners through regular mail as an endorsement to their Contract.

MEDICAID BENEFITS - Medicaid is a program that covers most medical costs, including nursing home and home care for the elderly and certain persons with disabilities. To qualify, individuals must meet both income and resource tests. Subject to state law, income tests measure whether earned and unearned income such as benefit payments exceeds predetermined monthly caps. Resource tests look to the value of countable assets such as this Contract. Medicaid also allows the costs of benefits such as nursing home care, home and community based services, and related hospital prescription drug services to be recaptured from a recipient's estate after their death (or if the recipient has a surviving Spouse, the recapture is suspended until after the death of the recipient's surviving Spouse).

Medicaid estate planning may be important to people who are concerned about long term care costs or the adequacy of their private LTC insurance. Benefits associated with this variable annuity may have an impact on your Medicaid eligibility and the assets considered for Medicaid benefits.

Certain asset and/or trust transfers (or a "spend down" of assets) made to become eligible for Medicaid may trigger periods of potentially unlimited ineligibility and can be considered fraud. Each state examines the financial history of a person to determine whether he or she transferred funds at below market value in order to qualify for Medicaid. These look-back periods are currently 36-months for asset transfers and 60-months for Medicaid exempt trust transfers.

Ownership interests or beneficiary status under this variable annuity can render you or your loved ones ineligible for Medicaid. This may be particularly troubling if your Spouse or Beneficiary is already receiving Medicaid benefits at the time of transfer or receipt of Death Benefits. As certain ownership changes are either impermissible or are subject to benefit resetting rules, you may want to carefully consider how you structure the ownership and beneficiary status of your Contract.

This discussion is intended to provide a very general overview and does not constitute legal advice or in any way suggest that you circumvent these rules. You should seek advice from a competent elder law attorney to make informed decisions about how this variable annuity may affect your plans.

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D. LEGAL PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

E. HOW CONTRACTS ARE SOLD

We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of HSD is the same as ours. Hartford Life Distributors, LLC LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.

HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principle underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2012. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").

Core Contracts may be sold directly to the following individuals free of any commission ("Employee Gross-Up"): 1) current or retired officers, directors, trustees and employees (and their families) of our ultimate corporate parent and affiliates; and 2) employees and Registered Representatives (and their families) of Financial Intermediaries. If applicable, we will credit the Core Contract with a credit of 5.0% of the initial Premium Payment and each subsequent Premium Payment, if any. This additional percentage of Premium Payment in no way affects current or future charges, rights, benefits or account values of other Contract Owners.

We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

-   COMMISSIONS

Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.

Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

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-   ADDITIONAL PAYMENTS

Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of fees to among other things encourage the sale of this Contract. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit.

ADDITIONAL
PAYMENT TYPE                                                            WHAT IT'S USED FOR
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Access                            Access to Registered Representatives and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment             Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing                         Joint marketing campaigns and/or Financial Intermediary event advertising/participation;
                                  sponsorship of Financial Intermediary sales contests and/or promotions in which participants
                                  (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; client generation expenses.
Marketing Expense Allowances      Pay Fund related parties for wholesaler support, training and marketing activities for certain
                                  Funds.
Support                           Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
Training                          Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
Visibility                        Inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.
Volume                            Pay for the overall volume of their sales or the amount of money investing in our products.

As of December 31, 2012, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities: AIG Advisors Group, Inc., (FSC Securities Corporation, Royal Alliance Assoc., Inc., Sagepoint Financial), Allen & Company of Florida, Inc., Bancwest Investment Services, Inc., BBVA Compass Inv. Solutions, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research Inc., Capital Analyst Inc., Centaurus Financial, Inc., Cetera Financial Group (Cetera Financial Specialists, LLC, Cetera Investment Services, LLC, Cetera Advisors, LLC, Cetera Advisor Networks, LLC, CCO Investment Services Corp., Citigroup Global Markets, Inc., Comerica Securities, Inc., Commonwealth Financial Network, Crown Capital Securities, LLP, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP, Edward D. Jones & Co., LLP, Fifth Third Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, Inc., First Tennessee Brokerage Inc., Frost Brokerage Services, Inc., H. Beck, Inc., H.D. Vest Investment Services, Harbour Investments, Inc., Heim, Young & Associates, Inc., Huntington Investment Company, Infinex Investment, Inc., ING Financial Partners, Multi-Financial Securities Corp., Primevest Financial Services, Inc.,), Investacorp, Inc., Investment Professionals, Inc., Investors Capital Corp., J.J.B. Hilliard, W.L. Lyons LLC, Janney Montgomery Scott, Inc., Key Investment Services, Lincoln Financial Advisors Corp., Lincoln Financial Securities Corp., Lincoln Investment Planning, LPL Financial Corporation, M&T Securities, Inc., Merrill Lynch Pierce Fenner & Smith, MML Investor Services Inc., Morgan Keegan & Company, Inc., Morgan Stanley Smith Barney, LLC, (various divisions and affiliates), Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., Prime Capital Services, Inc., Prospera Financial Services, Inc., Raymond James & Associates, Inc., Raymond James Financial Services, RBC Capital Markets., Robert W. Baird & Co. Inc., Rogan & Associates, Securities America, Inc., Sigma Financial Corporation, Sorrento Pacific Financial LLC, Summit Brokerage Services Inc., Sun Trust Investment Services, TFS Securities, Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Transamerica Financial Advisors, Triad Advisors, Inc., U.S. Bancorp Investments, Inc., Unionbanc Investment Services, UBS Financial Services, Inc., Vanderbilt Securities, LLC, Wells Fargo Advisors LLC (various divisions), Woodbury Financial Services, Inc. (an affiliate of ours).

Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their investment professional is or should be included in any such listing.

As of December 31, 2012, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: American Variable Insurance Series & Capital Research and Management Company & Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and

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interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.

For the fiscal year ended December 31, 2012, Additional Payments did not in the aggregate exceed approximately $29 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.05% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $0.2 million or approximately 0.15% of the Premium Payments invested in a particular Fund during this period. Financial Intermediaries that received Additional Payments in 2012, but do not have an ongoing contractual relationship, are listed in the Statement of Additional Information.

8. FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to Your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide You with a copy of what was reported. This copy is not intended to supplant Your own records. It is Your responsibility to ensure that what You report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on Your books and records. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if You find any discrepancies in case corrections have to be made.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

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B. TAXATION OF THE COMPANY AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES - GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

For tax years beginning after December 31, 2012, estates and trusts with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the estate's or trust's adjusted gross income for the taxable year.

    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

For tax years beginning after December 31, 2012, individuals with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the individual's modified adjusted gross income for the taxable year.

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       a.   DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract Value (determined without regard to surrender charges) generally is an appropriate measure. However, in some instances the IRS could take the position that the value should be the current Contract Value (determined without regard to surrender charges) increased by some measure of the value of certain future cash-value type benefits.

iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.

vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

       b.  DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

iii. Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

       c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

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       d. 10% PENALTY TAX - APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:

       1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

       2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

       3.   Distributions attributable to a recipient's becoming disabled.

       4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

       5. Distributions made under certain annuities issued in connection with structured settlement agreements.

       6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

       7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

       e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

       f.   REQUIRED DISTRIBUTIONS

i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

       1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

       2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

       3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

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iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.

iv.  Civil Union or Domestic Partner

      Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner pursuant to a civil union or domestic partnership recognized under state law, then such designated beneficiary's right to continue the Contract as the succeeding Contract Owner will be contingent, among other things, upon the treatment of such designated beneficiary as the spouse of the Contract Owner under Code
      Section 72(s) (or any successor provision). Currently, Federal tax law only recognizes spouses if they are married individuals of the opposite sex. Consequently, such designated beneficiary who is not recognized as a "spouse" under Federal tax law will not be able to continue the Contract and the entire interest in the Contract must be distributed within five years of the Contract Owner's death or under the Alternative Election.

       g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

       h.  PARTIAL EXCHANGES.

The IRS, in Rev. Rul. 2003-76, confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange").

The IRS issued additional guidance, Rev. Proc. 2011-38, that addresses partial exchanges. Rev. Proc. 2011-38 modifies and supersedes Rev. Proc. 2008-24 and applies to the direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies and is effective for transfers that are completed on or after October 24, 2011. The Rev. Proc. does not apply to transactions to which the rules for partial annuitization under Code Section 72(a)(2) apply.

Under Rev. Proc. 2011-38, a transfer within the scope of the Rev. Proc. will be treated as a tax-free exchange under Section 1035 if no amount, other than an amount received as an annuity for a period of 10 years or more or during one or more lives, is received under either the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, the date the contract is placed in-force). A subsequent direct transfer of all or a portion of either contract is not taken into account for purposes of this characterization if the subsequent transfer qualifies (or is intended to qualify) as a tax-free exchange under Code Section 1035.

If a transfer falls within the scope of the Rev. Proc. but is not described above (for example-if a distribution is made from either contract within the 180 day period), the transfer will be characterized in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. The IRS will not require aggregation (under Code Section 72(e)(12)) of an original, pre-existing contract with a second contract that is the subject of a tax-free exchange, even if both contracts are issued by the same insurance company, but will instead treat the contracts as separate annuity contracts. The applicability of the IRS's partial exchange guidance to the splitting of an annuity contract is not clear. You should consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange or split of annuity contracts.

    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

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In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.

    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:

    1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

    2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the

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       time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee's total tax liability.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled "Information Regarding Tax-Qualified Retirement Plans" for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code
Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.

H. TAX DISCLOSURE OBLIGATIONS

In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain "material advisers" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by The Company, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.

9. INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified

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Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE WITH REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A CONTRACT THROUGH A QUALIFIED PLAN, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a.   TRADITIONAL IRAS

Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant).

IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into

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the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    b.  SEP IRAS

Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer contributions, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c.   SIMPLE IRAS

The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

    d.  ROTH IRAS

Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules apply to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

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2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")

Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.

A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

    a.   after the employee reaches age 59 1/2;

    b.  upon the employee's separation from service;

    c.   upon the employee's death or disability;

    d. in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or

    e. as a qualified reservist distribution upon certain calls to active duty.

An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.

Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. Section 1.403(b)-8(c)(2).

Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. Section 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other

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TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")

Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount ($17,500 for 2013). The Plan may provide for additional "catch-up" contributions. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).

Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a
Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

Except under certain circumstances in the case of Roth IRAs or Roth accounts in Qualified plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

    a.   PENALTY TAXES ON PREMATURE DISTRIBUTIONS

Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

    (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

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    (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

    (iii) part of a series of substantially equal periodic payments (not less frequently than annually - "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

    (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

    (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

    (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

    (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

    (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

    (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

    (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

    b.  RMDS AND 50% PENALTY TAX

If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of -

    (i)  the calendar year in which the individual attains age 70 1/2, or

    (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over -

    (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

    (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

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The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transfer or Plan and certain other conditions to maintain the applicable tax qualification are satisfied. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.

Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either -

    a.   an RMD amount;

    b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

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    c.   any distribution made upon hardship of the employee.

Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified
Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be recontributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken.

Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a non-spouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be re-contributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken. Other rules and exceptions may apply, so please consult with a qualified tax adviser.

54

-------------------------------------------------------------------------------

TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
  Additional Payments
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
ACCUMULATION UNIT VALUES
FINANCIAL STATEMENTS

                                                                     APP A-1

-------------------------------------------------------------------------------

APPENDIX A - EXAMPLES

TABLE OF CONTENTS

                                                                         PAGE
--------------------------------------------------------------------------------
STANDARD DEATH BENEFIT                                                   APP A-2
THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND THE HARTFORD'S        APP A-2
 LIFETIME INCOME BUILDER PORTFOLIOS
THE HARTFORD'S PRINCIPAL FIRST                                          APP A-16
THE HARTFORD'S LIFETIME INCOME FOUNDATION                               APP A-17
THE HARTFORD'S LIFETIME INCOME BUILDER II                               APP A-21
MAV PLUS                                                                APP A-26

APP A-2

-------------------------------------------------------------------------------

STANDARD DEATH BENEFIT

EXAMPLE 1

Assume that:

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $8,000,

- Your Contract Value in the fourth year immediately before your Surrender was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403.

The adjustment to your total Premium Payments for partial Surrenders is on a dollar-for-dollar basis up to 10% of total Premium Payments. The partial Surrender of $8,000 is less than 10% of Premium Payments. Your adjusted total Premium Payments is $92,000.

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $117,403.

EXAMPLE 2

Assume that:

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000.

The adjustments to your Premium Payments for partial Surrenders is on a dollar-for-dollar basis up to 10% of total Premium Payments. 10% of the total Premium Payments is $10,000. Total Premium Payments adjusted for dollar-for-dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar-for dollar adjustment to get $140,000. The proportional factor is 1 - ($50,000/$140,000) = ..64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $120,000.

THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS

EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $5,000                                     $5,000
                                           - 5% of your Payment Base                  - 5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

                                                                     APP A-3

-------------------------------------------------------------------------------

EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $4,500                                     $4,500
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
WITHDRAWAL PERCENT                                            5%                                         5%
                                           - Based on your age                        - Based on your age
LIFETIME BENEFIT PAYMENT                                    $5,000                                     $5,000
                                           - 5% of your Payment Base                  - 5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3 (SINGLE LIFE), HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000. YOUR CONTRACT VALUE UPON ATTAINING AGE 70 IS $105,500.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
LIFETIME BENEFIT PAYMENT                                    $6,330                                     $6,300
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your Payment Base or Contract   Payment Base
                                           Value upon attaining age 70

YOU TAKE A PARTIAL SURRENDER OF $6,000, VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
WITHDRAWAL PERCENT                                           6%(1)                                      6%(1)
LIFETIME BENEFIT PAYMENT                                     $330                                       $300
                                           - Remaining for Contract Year              - Remaining for Contract Year
CONTRACT VALUE AFTER THE WITHDRAWAL                         $99,000                                    $99,000
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

APP A-4

-------------------------------------------------------------------------------

EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
WITHDRAWAL PERCENT                                           4.5%                                       4.5%
                                           - Based on your age                        - Based on your age
LIFETIME BENEFIT PAYMENT                                    $4,500                                     $4,500
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5 (JOINT/SPOUSAL), HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE CONTRACT YEAR IS $110,000. YOUR CONTRACT VALUE UPON ATTAINING AGE 70 IS $111,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $110,000
LIFETIME BENEFIT PAYMENT                                    $6,105                                     $6,050
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your Payment Base or Contract   Payment Base
                                           Value upon attaining age 70

YOU TAKE A PARTIAL SURRENDER OF $6,000, VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $110,000
WITHDRAWAL PERCENT                                          5.5%(1)                                    5.5%(1)
LIFETIME BENEFIT PAYMENT                                     $105                                        $50
                                           - Remaining for Contract Year              - Remaining for Contract Year
CONTRACT VALUE AFTER THE WITHDRAWAL                        $105,000                                   $105,000
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

(1) The Withdrawal Percentage will remain for the duration of your Contract unless an automatic Payment Base increase occurs on a future anniversary and a new Withdrawal Percent age band is applicable; if no automatic Payment Base increase occurs on a future anniversary where a new Withdrawal Percent age band is applicable, your Withdrawal Percent will remain as is.

EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE PRIOR TO THE RIDER CHARGE BEING DEDUCTED ON YOUR FIRST ANNIVERSARY IS $95,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
THRESHOLD                                                   $5,000                                     $5,000
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000

                                                                     APP A-5

-------------------------------------------------------------------------------

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - Prior Payment Base reduced by            - Prior Payment Base reduced by
                                           withdrawal                                 withdrawal
WITHDRAWAL PERCENT                                           5%(1)                                      5%(1)
THRESHOLD                                                   $4,000                                     $4,000
                                           - Remaining for the Contract Year          - Remaining for the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($95,000) divided by your current Payment  the rider charge being taken, or
                                           Base ($99,000), less 1                     - Your current Payment Base
                                           - Resulting in -0.04%, subject to minimum
                                           of 0%, No change to the Payment Base
THRESHOLD                                                   $4,950                                     $4,950
                                           - 5% of your Payment Base                  - 5% of your Payment Base
RIDER CHARGE                                                $841.50                                   $1,138.50
                                           - Rider charge of 0.85% multiplied by      - Rider charge of 1.15% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE PRIOR TO THE RIDER CHARGE BEING DEDUCTED ON YOUR FIRST ANNIVERSARY IS $105,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
THRESHOLD                                                   $5,000                                     $5,000
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000

APP A-6

-------------------------------------------------------------------------------

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - Prior Payment Base reduced by            - Prior Payment Base reduced by
                                           withdrawal                                 withdrawal
WITHDRAWAL PERCENT                                           5%(1)                                      5%(1)
THRESHOLD                                                   $4,000                                     $4,000
                                           - Remaining for the Contract Year          - Remaining for the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($105,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($99,000), less 1             - Your current Payment Base
                                           - Resulting in 0.06%, subject to minimum
                                           of 0% and maximum of 10%
THRESHOLD                                                   $5,250                                     $5,250
                                           - 5% of your Payment Base                  - 5% of your Payment Base
RIDER CHARGE                                                $892.50                                   $1,207.50
                                           - Rider charge of 0.85% multiplied by      - Rider charge of 1.15% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE PRIOR TO THE RIDER CHARGE BEING DEDUCTED ON YOUR FIRST ANNIVERSARY IS $95,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
THRESHOLD                                                   $4,500                                     $4,500
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000

                                                                     APP A-7

-------------------------------------------------------------------------------

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - Prior Payment Base reduced by            - Prior Payment Base reduced by
                                           withdrawal                                 withdrawal
WITHDRAWAL PERCENT                                          4.5%(1)                                    4.5%(1)
THRESHOLD                                                   $3,500                                     $3,500
                                           - Remaining for the Contract Year          - Remaining for the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($95,000) divided by your current Payment  the rider charge being taken, or
                                           Base ($99,000), less 1                     - Your current Payment Base
                                           - Resulting in -0.04%, subject to minimum
                                           of 0%, No change to the Payment Base
THRESHOLD                                                   $4,455                                     $4,455
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
RIDER CHARGE                                                $841.50                                   $1,138.50
                                           - Rider charge of 0.85% multiplied by      - Rider charge of 1.15% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, THE CONTRACT VALUE AFTER THE PAYMENT IS $121,000.

VALUES PRIOR TO THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
THRESHOLD                                                   $4,950                                     $4,950
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000

APP A-8

-------------------------------------------------------------------------------

VALUES AFTER THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $119,000                                   $119,000
                                           - Prior Payment Base increased by the      - Prior Payment Base increased by the
                                           Premium Payment                            Premium Payment
THRESHOLD                                                   $6,050                                     $5,950
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your current Payment Base or    current Payment Base
                                           Contract Value
GUARANTEED MINIMUM DEATH BENEFIT                           $119,000                                   $119,000
                                           - Prior Death Benefit increased by the     - Prior Death Benefit increased by the
                                           Premium Payment                            Premium Payment

EXAMPLE 11: ASSUME THE SAME FACTS AS EXAMPLE 9 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, THE CONTRACT VALUE AFTER THE PAYMENT IS $125,000.

VALUES PRIOR TO THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
THRESHOLD                                                   $4,455                                     $4,455
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000

VALUES AFTER THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $119,000                                   $119,000
                                           - Prior Payment Base increased by the      - Prior Payment Base increased by the
                                           Premium Payment                            Premium Payment
THRESHOLD                                                   $5,625                                     $5,355
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your current Payment Base or    current Payment Base
                                           Contract Value
GUARANTEED MINIMUM DEATH BENEFIT                           $119,000                                   $119,000
                                           - Prior Death Benefit increased by the     - Prior Death Benefit increased by the
                                           Premium Payment                            Premium Payment

                                                                     APP A-9

-------------------------------------------------------------------------------

EXAMPLE 12: ASSUME THE OLDER COVERED LIFE IS 74 (SINGLE LIFE). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,000 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000.

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
                                           - Partial Surrender did not exceed the     - Partial Surrender did not exceed the
                                           Lifetime Benefit Payment                   Lifetime Benefit Payment
WITHDRAWAL PERCENT                                           6%(1)                                      6%(1)
LIFETIME BENEFIT PAYMENT                                     $300                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           6% multiplied by the greater of the        6% multiplied by the Payment Base on the
                                           Payment Base or Contract Value on the      Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $3,000
                                           $3,300
GUARANTEED MINIMUM DEATH BENEFIT                            $47,000                                    $47,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           partial Surrender                          partial Surrender

EXAMPLE 13: ASSUME THE YOUNGER COVERED LIFE IS 74 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $2,750 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000.

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
                                           - Partial Surrender did not exceed the     - Partial Surrender did not exceed the
                                           Lifetime Benefit Payment                   Lifetime Benefit Payment
WITHDRAWAL PERCENT                                          5.5%(1)                                    5.5%(1)
LIFETIME BENEFIT PAYMENT                                     $275                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           5.5% multiplied by the greater of the      5.5% multiplied by the Payment Base on
                                           Payment Base or Contract Value on the      the Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $2,750
                                           $3,025
GUARANTEED MINIMUM DEATH BENEFIT                            $47,250                                    $47,250
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           partial Surrender                          partial Surrender

APP A-10

-------------------------------------------------------------------------------

EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
                                           - Partial Surrender did not exceed the     - Partial Surrender did not exceed the
                                           Lifetime Benefit Payment                   Lifetime Benefit Payment
WITHDRAWAL PERCENT                                            6%                                         6%
LIFETIME BENEFIT PAYMENT                                     $300                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           6% multiplied by the greater of the        6% multiplied by the Payment Base on the
                                           Payment Base or Contract Value on the      Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $3,000
                                           $3,300
GUARANTEED MINIMUM DEATH BENEFIT                            $47,000                                    $47,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           partial Surrender                          partial Surrender

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $49,323                                    $49,038
                                           - Proportional reduction:                  - Proportional reduction:
                                           1-($700/($52,000-$300)                     1-($1000/$52,000)
LIFETIME BENEFIT PAYMENT                                      $0                                         $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $46,068                                    $46,096
                                           - Prior Death Benefit reduced by partial   - Prior Death Benefit reduced by partial
                                           surrender NOT exceeding the Lifetime       surrender NOT exceeding the Lifetime
                                           Benefit Payment. Then, proportional        Benefit Payment. Then, proportional
                                           reduction multiplied by the result of the  reduction multiplied by the result of the
                                           above                                      above

                                                                    APP A-11

-------------------------------------------------------------------------------

EXAMPLE 15: ASSUME THE SAME FACTS AS EXAMPLE 13 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
WITHDRAWAL PERCENT                                           5.5%                                       5.5%
LIFETIME BENEFIT PAYMENT                                     $275                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           5.5% multiplied by the greater of the      5.5% multiplied by the Payment Base on
                                           Payment Base or Contract Value on the      the Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $2,750
                                           $3,025
GUARANTEED MINIMUM DEATH BENEFIT                            $47,250                                    $47,250

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $48,230                                    $47,959
                                           - Proportional reduction:                  - Proportional reduction:
                                           1-($1,725/($49,000-$275)                   1-($2,000/$49,000)
LIFETIME BENEFIT PAYMENT                                      $0                                         $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $45,312                                    $45,321
                                           - Prior Death Benefit reduced by partial   - Prior Death Benefit reduced by partial
                                           surrender NOT exceeding the Lifetime       surrender NOT exceeding the Lifetime
                                           Benefit Payment. Then, proportional        Benefit Payment. Then, proportional
                                           reduction multiplied by the result of the  reduction multiplied by the result of the
                                           above                                      above

EXAMPLE 16: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE CONTRACT ANNIVERSARY IS $115,000.

VALUES PRIOR TO THE CONTRACT ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $5,000                                     $5,000
                                           - 5% of your Payment Base                  - 5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

APP A-12

-------------------------------------------------------------------------------

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $115,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($115,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($100,000), less 1            - Your current Payment Base
                                           - Resulting in 0.15%, capped at 10%.
                                           Subject to minimum of 0% and maximum of
                                           10%
THRESHOLD                                                   $5,500                                     $5,750
                                           - 5% of your Payment Base                  - 5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 17: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE ANNIVERSARY IS $115,000.

VALUES PRIOR TO THE CONTRACT ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $4,500                                     $4,500
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

VALUES AFTER THE CONTRACT ANNIVERSARY:

PAYMENT BASE                                               $110,000                                   $115,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($115,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($100,000), less 1            - Your current Payment Base
                                           - Resulting in 0.15%, capped at 10%.
                                           Subject to minimum of 0% and maximum of
                                           10%
THRESHOLD                                                   $4,950                                     $5,175
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

                                                                    APP A-13

-------------------------------------------------------------------------------

EXAMPLE 18: SPOUSAL CONTRACT CONTINUATION (SINGLE LIFE)

On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000.

VALUES UPON SPOUSAL CONTRACT CONTINUATION:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $150,000                                   $150,000
                                           - Equal to the Contract Value on date of   - Equal to Contract Value on date of
                                           continuation                               continuation
WITHDRAWAL PERCENTAGE                                         6%                                         6%
                                           - Withdrawal Percent is set using the      - Withdrawal Percent is set using the
                                           oldest Covered Life's age on the           oldest Covered Life's age on the
                                           effective date of continuation             effective date of continuation
LIFETIME BENEFIT PAYMENT                                    $9,000                                     $9,000
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by the
                                           Payment Base on date of continuation       Payment Base on date of continuation
GUARANTEED MINIMUM DEATH BENEFIT                           $150,000                                   $150,000
                                           - Equal to Contract Value on date of       - Equal to Contract Value on date of
                                           continuation                               continuation

EXAMPLE 19: SPOUSAL CONTRACT CONTINUATION (JOINT/SPOUSAL)

On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000.

VALUES UPON SPOUSAL CONTRACT CONTINUATION:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $150,000                                   $150,000
                                           - Greater of Contract Value or Payment     - Greater of Contract Value or Payment
                                           Base on date of continuation               Base on date of continuation
WITHDRAWAL PERCENTAGE                                        5.5%                                       5.5%
                                           - Withdrawal Percent is set using the      - Withdrawal Percent is set using the
                                           oldest Covered Life's age on the           oldest Covered Life's age on the
                                           effective date of continuation             effective date of continuation
LIFETIME BENEFIT PAYMENT                                    $8,250                                     $8,250
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by
                                           greater of the Contract Value or Payment   Payment Base on date of continuation
                                           Base on date of continuation
GUARANTEED MINIMUM DEATH BENEFIT                           $150,000                                   $150,000
                                           - Equal to Contract Value on date of       - Equal to Contract Value on date of
                                           continuation                               continuation

APP A-14

-------------------------------------------------------------------------------

EXAMPLE 20: WITHDRAWAL PERCENT INCREASE; ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 4 (SINGLE LIFE). YOUR WITHDRAWAL PERCENT IS 6%, WHICH WAS BASED ON YOUR AGE (70) AT THE TIME OF FIRST WITHDRAWAL. YOUR LIFETIME BENEFIT PAYMENT PRIOR TO THE CONTRACT ANNIVERSARY IS $6,300. YOU ARE NOW AGE 75 AND YOUR ANNIVERSARY IS BEING PROCESSED. YOUR CONTRACT VALUE ON ANNIVERSARY IS $117,000.

VALUES PRIOR TO THE ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
WITHDRAWAL PERCENT                                            6%                                         6%
LIFETIME BENEFIT PAYMENT                                    $6,300                                     $6,300
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $115,500                                   $117,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($117,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($105,000), less 1            - Your current Payment Base
                                           - Resulting in 0.11%, capped at 10%.
                                           Subject to minimum of 0% and maximum of
                                           10%
WITHDRAWAL PERCENT                                           6.5%                                       6.5%
                                           - Due to the automatic increase and        - Due to the automatic increase and
                                           client reaching a new age band, the        client reaching a new age band, the
                                           Withdrawal Percent has increased           Withdrawal Percent has increased
LIFETIME BENEFIT PAYMENT                                   $7,507.50                                   $7,605
RIDER CHARGE                                                $977.50                                   $1,345.50
                                           - Rider charge of 0.85% multiplied by      - Rider charge of 1.15% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 21

Assume the following Contract values:

Contract Value = $3,000

Lifetime Benefit Payment = $2,000

Client takes a partial Surrender of $2,000 (within rider limit)

New Contract Value = $2,000

- Minimum Amount Rule is reached as remaining Contract Value is reduced below one Lifetime Benefit Payment and the Partial Surrender was within the rider limit

       -   Contract Value is transferred to approved investment program

       -   We will no longer accept subsequent Premium Payments

       - We will begin to automatically pay the annual Lifetime Benefit Payment via the Automatic Income Program. The Lifetime Benefit Payment will be paid out of our General Account

       - The payout of the Lifetime Benefit Payment will no longer reduce the Contract Value, however, the Death Benefit will continue to be reduced

       -   We will waive the Annual Maintenance Fee and rider fee

       -   Benefit Increases will no longer be applied

NOTE: If the Contract Value is reduced below one Lifetime Benefit Payment on any Contract Anniversary due to performance the above scenario would occur.

                                                                    APP A-15

-------------------------------------------------------------------------------

EXAMPLE 22

Assume the following Contract values:

Contract Value = $3,000

Lifetime Benefit Payment = $2,000

Client takes a partial Surrender of $2,800 (exceeds rider limit)

New Contract Value = $2,000

- Minimum Account Rule is reached as remaining Contract Value is reduced below the Minimum Account Rule under the contract, $500 (varies by state) and the partial Surrender exceeded the rider limit

       -   Contract is fully liquidated

EXAMPLE 23: AUTOMATIC PAYMENT BASE INCREASE TO RELEVANT COVERED LIFE ATTAINED AGE 90. ASSUME THAT YOU SELECT A SINGLE LIFE OPTION. YOUR WITHDRAWAL PERCENTAGE IS 7.5%, WHICH IS BASED ON YOUR AGE (85) AT THE TIME OF YOUR FIRST WITHDRAWAL. YOUR LIFETIME BENEFIT PAYMENT PRIOR TO CONTRACT ANNIVERSARY IS $7,500. YOU ARE NOW AGE 90 AND YOUR ANNIVERSARY IS BEING PROCESSED. YOUR CONTRACT VALUE ON YOUR ANNIVERSARY IS $120,000.

VALUES PRIOR TO ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
WITHDRAWAL PERCENTAGE                                        7.5%                                       7.5%
LIFETIME BENEFIT PAYMENT                                    $7,500                                     $7,500
GUARANTEED MINIMUM DEATH BENEFIT                            $92,500                                    $92,500

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $120,000
                                           The ratio is the Contract Value            Greater of the Contract Value prior to
                                           ($120,000) divided by current Payment      the rider charge being taken, or Your
                                           Base ($100,00), less 1 results in .20%,    Payment Base
                                           capped at 10%
WITHDRAWAL PERCENTAGE                                         8%                                         8%
                                           Due to the automatic increase and client   Due to the automatic increase and client
                                           reaching a new age band, the Withdrawal    reaching a new age band, the Withdrawal
                                           Percentage has increased                   Percentage has increased
LIFETIME BENEFIT PAYMENT                                    $8,800                                     $9,600
RIDER CHARGE                                                 $935                                      $1,380
                                           Rider charge of 0.85% multiplied by your   Rider charge of 1.15% multiplied by your
                                           current Payment Base                       current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $92,500                                    $92,500
                                           No change due to anniversary processing    No change due to anniversary processing

APP A-16

-------------------------------------------------------------------------------

EXAMPLE 24: DEFERRAL ILLUSTRATION. ASSUME THAT ON YOUR BIRTHDAY IN SEPTEMBER 2008 YOU ARE 60. YOU PURCHASE THE CONTRACT IN NOVEMBER 2008 AND SELECT THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS WITH THE SINGLE LIFE OPTION. ASSUME NO GROWTH IN CONTRACT VALUE.

                                                   NO PARTIAL SURRENDERS IN                     PARTIAL SURRENDER IN
                 FEATURE                          FIRST 5 YEARS OF THE RIDER                  SECOND YEAR OF THE RIDER
-------------------------------------------------------------------------------------------------------------------------------
WITHDRAWAL PERCENTAGE AT ISSUE                                5%                                         5%
PAYMENT BASE AT ISSUE                                      $100,000                                   $100,000
LIFETIME BENEFIT PAYMENT AT ISSUE                           $5,000                                     $5,000
WITHDRAWAL PERCENTAGE ON BIRTHDAY IN                   Increased to 5.5%                            Remains at 5%
SEPTEMBER 2013 WHEN RELEVANT COVERED LIFE
IS AGE 65
PAYMENT BASE ON BIRTHDAY                                   $100,000                                   $100,000
                                           No change due to birthday                  No change due to birthday
LIFETIME BENEFIT PAYMENT ON BIRTHDAY                  Increased to $5,500                         Remains at $5,000
ANNIVERSARY IN NOVEMBER 2013 - CONTRACT                    $100,000                                   $100,000
VALUE IS LESS THAN CURRENT PAYMENT BASE,
SO THERE IS NO CHANGE TO THE PAYMENT BASE
WITHDRAWAL PERCENTAGE                                        5.5%                                        5%
LIFETIME BENEFIT PAYMENT                                    $5,500                                     $5,000

THE HARTFORD'S PRINCIPAL FIRST

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

                                                                    APP A-17

-------------------------------------------------------------------------------

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 6: IF YOU ELECT TO "STEP UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

THE HARTFORD'S LIFETIME INCOME FOUNDATION

This Optional Withdrawal Benefit is closed to new investors if The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios is approved in your state.

EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $5,000, which is 5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $4,500, which is 4.5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 5%, which is based on your age.

-   Your Lifetime Benefit Payment is $5,000, which is 5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3, HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000.

- Your Lifetime Benefit Payment is $6,300, which is the product of your Withdrawal Percent multiplied by $105,000, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $6,000.

APP A-18

-------------------------------------------------------------------------------

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 6% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $300.

-   Your Contract Value after the withdrawal is $99,000.

- Your Guaranteed Minimum Death Benefit is $94,000, which is your prior Death Benefit reduced by the amount of the withdrawal.

EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 4.5%, which is based on your age.

-   Your Lifetime Benefit Payment is $4,500, which is 4.5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5, HOWEVER YOUR FIRST PARTIAL SURRENDER AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $106,500.

- Your Lifetime Benefit Payment is $5,857.50, which is the product of your Withdrawal Percent multiplied by $106,500, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $5,500.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 5.5% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $357.50.

-   Your Contract Value after the withdrawal is $101,000.

- Your Guaranteed Minimum Death Benefit is $94,500, which is your prior Death Benefit reduced by the withdrawal.

EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $5,000.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $4,000, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Foundation is 0.75% of the Payment Base.

         - $99,000 x 0.75% = $742.50, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $4,500.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

                                                                    APP A-19

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     AFTER THE SURRENDER:

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 4.5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $3,500, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Foundation is 0.75% of the Payment Base.

         - $99,000 x 0.75% = $742.50, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,950.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,950, which is 5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 8 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,455.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,355, which is 4.5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 11: ASSUME THE OLDER COVERED LIFE IS 74 (SINGLE LIFE). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,300 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 6% MULTIPLIED BY THE GREATER OF THE PAYMENT BASE OR CONTRACT VALUE, OR $3,300.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 6% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,700, which is your prior Death Benefit reduced by the amount of the partial Surrender.

APP A-20

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EXAMPLE 12: ASSUME THE YOUNGER COVERED LIFE IS 74 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,025 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 5.5% MULTIPLIED BY THE GREATER OF PAYMENT BASE OR CONTRACT VALUE, OR $3,025.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 5.5% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,975, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 13: ASSUME THE SAME FACTS AS EXAMPLE 11 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 6%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,700.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base is $49,038, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,802, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 5.5%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,975.

     AFTER THE PARTIAL SURRENDER:

       - Your new Payment Base is $47,959, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/ Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,058, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

                                                                    APP A-21

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THE HARTFORD'S LIFETIME INCOME BUILDER II

EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $5,000, which is 5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $4,500, which is 4.5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 5%, which is based on your age.

-   Your Lifetime Benefit Payment is $5,000, which is 5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3, HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000.

- Your Lifetime Benefit Payment is $6,300, which is the product of your Withdrawal Percent multiplied by $105,000, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $6,000.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 6% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $300.

-   Your Contract Value after the withdrawal is $99,000.

- Your Guaranteed Minimum Death Benefit is $94,000, which is your prior Death Benefit reduced by the amount of the withdrawal.

EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 4.5%, which is based on your age.

-   Your Lifetime Benefit Payment is $4,500, which is 4.5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

APP A-22

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EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5, HOWEVER YOUR FIRST PARTIAL SURRENDER AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $106,500.

- Your Lifetime Benefit Payment is $5,857.50, which is the product of your Withdrawal Percent multiplied by $106,500, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $5,500.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 5.5% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $357.50.

-   Your Contract Value after the withdrawal is $101,000.

- Your Guaranteed Minimum Death Benefit is $94,500, which is your prior Death Benefit reduced by the withdrawal.

EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $5,000.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($95,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

         -   ($95,000/$100,000) - 1 = - .05 subject to the minimum of 0%.

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender, since the automatic Payment Base increase was 0%.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $4,000, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Builder II is 0.75% of the Payment Base after the automatic increase calculation.

         - $99,000 x 0.75% = $742.50, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $4,500.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($95,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

         -   ($95,000/$100,000) - 1 = - .05 subject to the minimum of 0%.

                                                                    APP A-23

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       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender, since the automatic Payment Base increase was 0%.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 4.5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $3,500, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Builder II is 0.75% of the Payment Base after the automatic increase calculation.

         - $99,000 x 0.75% = $742.50, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,950.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,950, which is 5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 8 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,455.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,355, which is 4.5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 11: ASSUME THE OLDER COVERED LIFE IS 74 (SINGLE LIFE). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,300 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 6% MULTIPLIED BY THE GREATER OF THE PAYMENT BASE OR CONTRACT VALUE, OR $3,300.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 6% for the duration of your Contract.

APP A-24

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       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,700, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 12: ASSUME THE YOUNGER COVERED LIFE IS 74 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,025 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 5.5% MULTIPLIED BY THE GREATER OF PAYMENT BASE OR CONTRACT VALUE, OR $3,025.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 5.5% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,975, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 13: ASSUME THE SAME FACTS AS EXAMPLE 11 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 6%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,700.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base is $49,038, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,802, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 5.5%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,975.

     AFTER THE PARTIAL SURRENDER:

       - Your new Payment Base is $47,959, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/ Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,058, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

                                                                    APP A-25

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EXAMPLE 15: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE CONTRACT ANNIVERSARY IS $110,000.

     PRIOR TO THE CONTRACT ANNIVERSARY:

       -   Your Payment Base is $100,000, which is your initial Premium Payment.

       -   Your Threshold is $5,000, which is 5% of your Payment Base.

       - Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

       - Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

     AFTER THE CONTRACT ANNIVERSARY:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($110,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

         -   ($110,000/$100,000) - 1 = .10 subject to the maximum of 10%.

       - Your Payment Base is $110,000, which is your prior Payment Base multiplied by the automatic Payment Base increase.

       - Your Threshold amount for the Contract Year is $5,500, which is your new Payment Base multiplied by 5%.

       - Your Guaranteed Minimum Death Benefit remains $100,000, as it is not impacted by the automatic Payment Base increase.

EXAMPLE 16: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE ANNIVERSARY IS $105,000.

     PRIOR TO THE CONTRACT ANNIVERSARY:

       -   Your Payment Base is $100,000, which is your initial Premium Payment.

       -   Your Threshold is $4,500, which is 4.5% of your Payment Base.

       - Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

       - Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

     AFTER THE CONTRACT ANNIVERSARY:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($105,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

         -   ($105,000/$100,000) - 1 = .05 subject to the maximum of 10%.

       - Your Payment Base is $105,000, which is your prior Payment Base multiplied by the automatic Payment Base increase.

       - Your Threshold amount for the Contract Year is $4,725, which is your new Payment Base multiplied by 4.5%.

       - Your Guaranteed Minimum Death Benefit remains $100,000, as it is not impacted by the automatic Payment Base increase.

EXAMPLE 17: SPOUSAL CONTRACT CONTINUATION

On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000. The values for the rider are impacted as follows:

     Payment Base = $150,000 (greater of Contract Value or Payment Base on date of continuation)

     Withdrawal Percent = existing Withdrawal Percent if partial Surrender have been taken, or else it is set using the remaining Spouse's attained age on the Contract Anniversary prior to the first partial Surrender (for this example we will say it is 6%).

     Lifetime Benefit Payment = $9,000 (Withdrawal Percent x greater of Payment Base or Contract Value on date of continuation)

     Death Benefit = $150,000 (Contract Value on date of continuation)

     Maximum Contract Value (LIB II Only) = $150,000 (greater of Contract Value or Payment Base on date of continuation)

APP A-26

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MAV PLUS

EXAMPLE 1

Assume that:

- You elected the MAV Plus Death Benefit when you purchased your Contract with the standard Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $109,273,

To determine the Death Benefit to be paid we compare the following values, the greatest resulting values is the Death Benefit:

-   CONTRACT VALUE on the date we receive due proof of death

       - Assume on the day we receive proof of Death, your Contract Value was $117,403,

- TOTAL PREMIUM PAYMENTS adjusted for partial Surrenders (See Example 1 under the standard Death Benefit for details of calculation.)

       - Your total Premium Payment was $100,000, since the partial Surrender was less than 10% of premiums the Premium Payment is reduced dollar for dollar.

       -   The Premium Payment is $92,000

-   THE MAXIMUM ANNIVERSARY VALUE adjusted for any partial Surrenders

       - Assume your Maximum Anniversary Value (MAV) was $114,000, since the partial Surrender was less than 10% of premiums the MAV is reduced dollar for dollar.

       -   The MAV is $106,000

-   THE EARNINGS PROTECTION BENEFIT ADJUSTED FOR ANY PARTIAL SURRENDERS

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the partial Surrender. To determine if the partial Surrender is greater than the Contract gain:

- We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$109,273 - $100,000 - $0 + $0 = $9,273]

Since the Contract gain at the time of partial Surrender [$9,273] exceeds the partial Surrender [$8,000], there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

We would calculate the Contract gain as follows:

-   Contract Value on the day we receive proof of Death [$117,403],

- Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

-   Add any adjustments for partial Surrenders [$0],

So the Contract gain equals $17,403.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- We calculate the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0), which equals $100,000. The cap is 200% of $100,000, which is $200,000.

                                                                    APP A-27

-------------------------------------------------------------------------------

MAV PLUS DEATH BENEFIT

In this situation the cap does not apply, so we take the Contract Value on the date we receive proof of death and add 40% of gain [$117,403 + 40% (17,403)] which totals $124,364. This is the greatest of the four values compared, and so is the Death Benefit.

EXAMPLE 2

Assume that:

- You elected the MAV Plus Death Benefit when you purchased your Contract with the standard Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your partial Surrender was $150,000,

To determine the Death Benefit to be paid we compare the following values, the greatest resulting values is the Death Benefit:

-   CONTRACT VALUE on the date we receive due proof of death

       - Assume on the day we receive proof of Death, your Contract Value was $120,000,

- TOTAL PREMIUM PAYMENTS adjusted for partial Surrenders (See Example 1 under the standard Death Benefit for details of calculation.)

       -   Total Premium Payments was $100,000

       -   ADJUSTMENT FOR PARTIAL SURRENDERS FOR PREMIUM PAYMENTS

       The adjustment to your Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. The Premium Payment is adjusted for dollar for dollar Surrenders is $100,000 - $10,000 = $90,000. Remaining Surrenders equal $50,000. This amount will reduce Premium Payments proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000)
       = .64286. This factor is multiplied by $90,000. The result is an adjusted Premium Payment of $57,857.

       -   The Premium Payment is $57,857

-   THE MAXIMUM ANNIVERSARY VALUE adjusted for any partial Surrenders

       -   Assume the Maximum Anniversary Value was $140,000

       -   ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

       The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $140,000 - $10,000 = $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

       -   The MAV is $83,571

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a partial Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$150,000 - $100,000 - $0 + $0 = $50,000]

Since the partial Surrender [$60,000] exceeds the Contract gain at the time of partial Surrender [$50,000], the adjustment for the partial Surrender is the difference, or $10,000.

CALCULATION OF CONTRACT GAIN

We would calculate the Contract gain as follows:

-   Contract Value on the day we receive proof of Death [$120,000],

APP A-28

-------------------------------------------------------------------------------

- Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

- Add any adjustments for partial Surrenders [$10,000], So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- We calculate the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($10,000), which equals $90,000. The cap is 200% of $90,000, which is $180,000.

MAV PLUS DEATH BENEFIT

In this situation the cap does not apply, so we take the Contract Value on the date we receive proof of death and add 40% of gain [$120,000 + 40% ($12,000)] which totals $132,000. This is the greatest of the four values compared, and so is the Death Benefit.

                                                                     APP B-1

-------------------------------------------------------------------------------

APPENDIX B - ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The tables below show only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by contacting us.

HARTFORD LIFE INSURANCE COMPANY

CORE

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.435         $9.855         $9.048         $7.361        $10.403
  Accumulation Unit Value at end of
   period                                $10.565         $9.435         $9.855         $9.048         $7.361
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                120            132            145             80             28
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.047        $13.772        $12.777        $10.505              -
  Accumulation Unit Value at end of
   period                                $14.456        $13.047        $13.772        $12.777              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              -              -              -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.916         $8.341         $7.500         $5.454        $10.464
  Accumulation Unit Value at end of
   period                                 $7.870         $6.916         $8.341         $7.500         $5.454
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 45             50             52             50             41
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.184        $16.069        $14.602        $10.731              -
  Accumulation Unit Value at end of
   period                                $14.848        $13.184        $16.069        $14.602              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.592         $7.028         $6.823         $5.142        $10.788
  Accumulation Unit Value at end of
   period                                 $6.306         $5.592         $7.028         $6.823         $5.142
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                492            483            447            423            245
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.179        $14.199        $13.931        $10.610              -
  Accumulation Unit Value at end of
   period                                $12.476        $11.179        $14.199        $13.931              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1              1              1              -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.645        $11.796         $9.436         $6.697        $10.797
  Accumulation Unit Value at end of
   period                                $12.455        $10.645        $11.796         $9.436         $6.697
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 46             47             41             33             22
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.818        $18.833        $15.223        $10.919              -
  Accumulation Unit Value at end of
   period                                $19.471        $16.818        $18.833        $15.223              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

APP B-2

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.017         $8.437         $7.667         $6.414        $10.567
  Accumulation Unit Value at end of
   period                                 $9.148         $8.017         $8.437         $7.667         $6.414
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9              9              7              5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.618        $13.418        $12.323        $10.418              -
  Accumulation Unit Value at end of
   period                                $14.247        $12.618        $13.418        $12.323              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS ASSET ALLOCATION HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.777         $9.801         $8.850         $7.251        $10.073
  Accumulation Unit Value at end of
   period                                $11.182         $9.777         $9.801         $8.850         $7.251
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                362            404            397            374            210
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.436        $13.610        $12.420        $10.283              -
  Accumulation Unit Value at end of
   period                                $15.205        $13.436        $13.610        $12.420              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                110             66             50             42              -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.074         $9.298         $8.408         $6.680        $10.221
  Accumulation Unit Value at end of
   period                                $10.174         $9.074         $9.298         $8.408         $6.680
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                135            151            154            148             55
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.640        $14.126        $12.908        $10.363              -
  Accumulation Unit Value at end of
   period                                $15.134        $13.640        $14.126        $12.908              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              -              -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.815        $10.346         $9.869         $8.904        $10.017
  Accumulation Unit Value at end of
   period                                $11.216        $10.815        $10.346         $9.869         $8.904
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,212          1,179          1,261          1,154            616
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.180        $11.775        $11.351        $10.349              -
  Accumulation Unit Value at end of
   period                                $12.500        $12.180        $11.775        $11.351              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             11              8              7              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS ASSET ALLOCATION HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                     APP B-3

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.256        $10.930        $10.556         $9.767         $9.982
  Accumulation Unit Value at end of
   period                                $11.765        $11.256        $10.930        $10.556         $9.767
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                118            120            130            119             87
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.921        $11.698        $11.417        $10.676              -
  Accumulation Unit Value at end of
   period                                $12.330        $11.921        $11.698        $11.417              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              1              -              -              -
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.517         $9.096         $8.268         $6.007        $10.078
  Accumulation Unit Value at end of
   period                                 $9.866         $8.517         $9.096         $8.268         $6.007
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                371            407            460            454            313
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.492        $15.641        $14.366        $10.548              -
  Accumulation Unit Value at end of
   period                                $16.612        $14.492        $15.641        $14.366              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              -              -
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.775         $9.784         $8.893         $6.351        $10.058
  Accumulation Unit Value at end of
   period                                $10.589         $8.775         $9.784         $8.893         $6.351
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 92            106            113            100             58
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.221        $16.024        $14.718        $10.622              -
  Accumulation Unit Value at end of
   period                                $16.983        $14.221        $16.024        $14.718              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              -              -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.699         $9.673         $8.024         $5.054        $10.088
  Accumulation Unit Value at end of
   period                                 $8.960         $7.699         $9.673         $8.024         $5.054
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                310            318            293            252            127
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.641        $19.859        $16.647        $10.596              -
  Accumulation Unit Value at end of
   period                                $18.014        $15.641        $19.859        $16.647              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              2              1              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

APP B-4

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.821         $9.360         $8.007         $5.832        $10.075
  Accumulation Unit Value at end of
   period                                $10.241         $8.821         $9.360         $8.007         $5.832
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,824          1,953          1,984          1,818          1,172
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.138        $16.233        $14.033        $10.329              -
  Accumulation Unit Value at end of
   period                                $17.392        $15.138        $16.233        $14.033              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             11              8              7              -
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.838         $9.143         $8.332         $6.447        $10.187
  Accumulation Unit Value at end of
   period                                $10.226         $8.838         $9.143         $8.332         $6.447
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                956          1,023          1,064            995            594
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.648        $14.268        $13.140        $10.275              -
  Accumulation Unit Value at end of
   period                                $15.627        $13.648        $14.268        $13.140              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              8              6              5              -
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.615         $8.990         $8.514         $6.039        $10.059
  Accumulation Unit Value at end of
   period                                 $8.842         $7.615         $8.990         $8.514         $6.039
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,795          1,832          1,560          1,301            765
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.142        $15.679        $15.005        $10.756              -
  Accumulation Unit Value at end of
   period                                $15.100        $13.142        $15.679        $15.005              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              9              6              4              -
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.622        $10.179         $8.769         $5.953        $10.052
  Accumulation Unit Value at end of
   period                                $10.002         $8.622        $10.179         $8.769         $5.953
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                163            195            208            196            138
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.717        $17.559        $15.286        $10.487              -
  Accumulation Unit Value at end of
   period                                $16.896        $14.717        $17.559        $15.286              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              -              -
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.429         $9.821         $8.505         $6.357        $10.615
  Accumulation Unit Value at end of
   period                                $10.815         $9.429         $9.821         $8.505         $6.357
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                459            542            569            566            378
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.682        $15.454        $13.524        $10.215              -
  Accumulation Unit Value at end of
   period                                $16.664        $14.682        $15.454        $13.524              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9              8              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                     APP B-5

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.609        $10.007         $8.588         $6.404        $10.300
  Accumulation Unit Value at end of
   period                                $11.601         $9.609        $10.007         $8.588         $6.404
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1              4              5              2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.344        $16.148        $14.005        $10.554              -
  Accumulation Unit Value at end of
   period                                $18.332        $15.344        $16.148        $14.005              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FIDELITY VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.946         $9.061         $7.407         $5.861        $10.336
  Accumulation Unit Value at end of
   period                                $10.107         $8.946         $9.061         $7.407         $5.861
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23             24             22             31             10
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.900        $15.252        $12.600        $10.075              -
  Accumulation Unit Value at end of
   period                                $16.658        $14.900        $15.252        $12.600              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              -              -              -
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.935        $11.285         $8.887         $6.439        $10.258
  Accumulation Unit Value at end of
   period                                $11.240         $9.935        $11.285         $8.887         $6.439
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                430            456            439            419            247
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.694        $18.015        $14.337        $10.498              -
  Accumulation Unit Value at end of
   period                                $17.571        $15.694        $18.015        $14.337              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              2              1              -
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.306        $10.360         $8.303         $5.350        $10.464
  Accumulation Unit Value at end of
   period                                $11.678         $9.306        $10.360         $8.303         $5.350
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             21             20             15              9
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.107        $20.370        $16.498        $10.743              -
  Accumulation Unit Value at end of
   period                                $22.485        $18.107        $20.370        $16.498              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FIDELITY VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

APP B-6

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.237        $10.901         $9.508         $7.256        $10.895
  Accumulation Unit Value at end of
   period                                $11.044        $10.237        $10.901         $9.508         $7.256
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             29             30             21             10
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.724        $14.769        $13.018        $10.039              -
  Accumulation Unit Value at end of
   period                                $14.652        $13.724        $14.769        $13.018              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.901        $10.792         $9.710         $7.263        $10.510
  Accumulation Unit Value at end of
   period                                $12.118        $10.901        $10.792         $9.710         $7.263
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,439          1,521          1,493          1,451            853
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.550        $15.557        $14.144        $10.691              -
  Accumulation Unit Value at end of
   period                                $17.106        $15.550        $15.557        $14.144              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             22             23              7              -
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.736        $11.309         $8.936         $7.012        $10.781
  Accumulation Unit Value at end of
   period                                $12.539        $10.736        $11.309         $8.936         $7.012
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                100            108            107             98             66
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.760        $16.777        $13.397        $10.623              -
  Accumulation Unit Value at end of
   period                                $18.215        $15.760        $16.777        $13.397              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              -
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.810        $11.518         $9.147         $6.458        $10.710
  Accumulation Unit Value at end of
   period                                $11.828        $10.810        $11.518         $9.147         $6.458
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 36             42             44             48             14
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.307        $17.558        $14.091        $10.053              -
  Accumulation Unit Value at end of
   period                                $17.655        $16.307        $17.558        $14.091              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              -              -              -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.004        $11.863        $10.834         $8.740        $10.189
  Accumulation Unit Value at end of
   period                                $13.357        $12.004        $11.863        $10.834         $8.740
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                827            846            903            844            464
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.969        $13.951        $12.875        $10.495              -
  Accumulation Unit Value at end of
   period                                $15.381        $13.969        $13.951        $12.875              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             12             11              3              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                     APP B-7

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
HARTFORD BALANCED HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.353        $10.292         $9.293         $7.223        $10.420
  Accumulation Unit Value at end of
   period                                $11.453        $10.353        $10.292         $9.293         $7.223
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                130            103             97             79             27
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.388        $14.454        $13.190        $10.359              -
  Accumulation Unit Value at end of
   period                                $15.751        $14.388        $14.454        $13.190              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              2              -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.460         $9.670         $8.405         $5.842        $10.587
  Accumulation Unit Value at end of
   period                                 $9.888         $8.460         $9.670         $8.405         $5.842
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,204          5,702          5,431          4,937          2,797
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.653        $16.925        $14.865        $10.442              -
  Accumulation Unit Value at end of
   period                                $16.946        $14.653        $16.925        $14.865              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 44             51             55             37              -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.546         $9.556         $8.485         $6.838        $10.256
  Accumulation Unit Value at end of
   period                                $11.089         $9.546         $9.556         $8.485         $6.838
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                478            534            508            445            262
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.104        $14.268        $12.802        $10.426              -
  Accumulation Unit Value at end of
   period                                $16.212        $14.104        $14.268        $12.802              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              3              3              -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.862         $9.857         $8.816         $7.160        $10.490
  Accumulation Unit Value at end of
   period                                $11.064         $9.862         $9.857         $8.816         $7.160
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,396          3,897          3,929          3,461          1,739
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.803        $13.940        $12.600        $10.342              -
  Accumulation Unit Value at end of
   period                                $15.323        $13.803        $13.940        $12.600              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 44             40             41             36              -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.928         $8.146         $7.220         $5.389        $10.515
  Accumulation Unit Value at end of
   period                                 $8.443         $6.928         $8.146         $7.220         $5.389
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              7              5              5              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.125        $15.596        $13.968        $10.538              -
  Accumulation Unit Value at end of
   period                                $15.829        $13.125        $15.596        $13.968              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
HARTFORD BALANCED HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

APP B-8

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.887         $9.920         $8.658         $6.168        $10.484
  Accumulation Unit Value at end of
   period                                $10.391         $8.887         $9.920         $8.658         $6.168
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.629        $16.502        $14.555        $10.479              -
  Accumulation Unit Value at end of
   period                                $16.926        $14.629        $16.502        $14.555              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.255        $10.293         $8.731         $6.586        $10.650
  Accumulation Unit Value at end of
   period                                $10.823         $9.255        $10.293         $8.731         $6.586
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             21             27             16             22
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.167        $15.922        $13.648        $10.403              -
  Accumulation Unit Value at end of
   period                                $16.394        $14.167        $15.922        $13.648              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.098         $8.998         $7.750         $6.055        $10.186
  Accumulation Unit Value at end of
   period                                $10.145         $8.098         $8.998         $7.750         $6.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,216          1,368          1,320          1,147            585
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.665        $15.345        $13.355        $10.544              -
  Accumulation Unit Value at end of
   period                                $16.941        $13.665        $15.345        $13.355              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              6              4              2              -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.485        $13.042        $11.370         $7.652        $10.359
  Accumulation Unit Value at end of
   period                                $15.223        $13.485        $13.042        $11.370         $7.652
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                202            193            156             91             20
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.737        $17.336        $15.272        $10.386              -
  Accumulation Unit Value at end of
   period                                $19.814        $17.737        $17.336        $15.272              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1              1              -              -
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.914         $9.315         $8.239         $6.251        $10.415
  Accumulation Unit Value at end of
   period                                 $9.394         $7.914         $9.315         $8.239         $6.251
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                176            188            171            147             97
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.124        $15.610        $13.952        $10.698              -
  Accumulation Unit Value at end of
   period                                $15.415        $13.124        $15.610        $13.952              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                     APP B-9

-------------------------------------------------------------------------------

                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2012           2011           2010           2009           2008
----------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.682         $9.804         $9.927        $10.045        $10.019
  Accumulation Unit Value at
   end of period                   $9.562         $9.682         $9.804         $9.927        $10.045
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     734            708            582            688            602
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.323         $9.540         $9.762         $9.983              -
  Accumulation Unit Value at
   end of period                   $9.111         $9.323         $9.540         $9.762              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      19              7              -              -              -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.955        $10.431         $8.509         $6.664        $10.468
  Accumulation Unit Value at
   end of period                  $11.369         $9.955        $10.431         $8.509         $6.664
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      28             35             29             32             27
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.136        $16.027        $13.212        $10.457              -
  Accumulation Unit Value at
   end of period                  $17.106        $15.136        $16.027        $13.212              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.191        $10.437         $8.399         $5.751        $10.251
  Accumulation Unit Value at
   end of period                  $11.662        $10.191        $10.437         $8.399         $5.751
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      39             50             40             46             31
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $17.703        $18.323        $14.900        $10.311              -
  Accumulation Unit Value at
   end of period                  $20.046        $17.703        $18.323        $14.900              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HARTFORD SMALLCAP GROWTH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.490        $12.470         $9.247         $6.915        $10.638
  Accumulation Unit Value at
   end of period                  $14.481        $12.490        $12.470         $9.247         $6.915
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       9             38             18             15              7
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $18.633        $18.799        $14.087        $10.647              -
  Accumulation Unit Value at
   end of period                  $21.377        $18.633        $18.799        $14.087              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              1              -              -              -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.695         $9.926         $8.755         $6.263        $10.640
  Accumulation Unit Value at
   end of period                  $10.952         $9.695         $9.926         $8.755         $6.263
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      37             47             54             48             33
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.497        $16.034        $14.291        $10.332              -
  Accumulation Unit Value at
   end of period                  $17.324        $15.497        $16.034        $14.291              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2007           2006           2005           2004           2003
-------------------------------  --------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HARTFORD SMALLCAP GROWTH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

APP B-10

-------------------------------------------------------------------------------

                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2012           2011           2010           2009           2008
----------------------------------------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.507        $10.890        $10.256         $9.030         $9.948
  Accumulation Unit Value at
   end of period                  $12.220        $11.507        $10.890        $10.256         $9.030
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   4,648          4,748          4,731          4,084          1,833
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $12.665        $12.113        $11.529        $10.257              -
  Accumulation Unit Value at
   end of period                  $13.311        $12.665        $12.113        $11.529              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      54             54             47             37              -
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.432        $10.072         $9.826         $9.625         $9.805
  Accumulation Unit Value at
   end of period                  $10.683        $10.432        $10.072         $9.826         $9.625
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     147            134            149            179            120
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.532        $10.276        $10.131        $10.027              -
  Accumulation Unit Value at
   end of period                  $10.673        $10.532        $10.276        $10.131              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       6              6              5              -              -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.560         $9.874         $8.719         $7.098        $10.645
  Accumulation Unit Value at
   end of period                  $11.045         $9.560         $9.874         $8.719         $7.098
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      46             49             51             27             13
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $13.453        $14.041        $12.530        $10.309              -
  Accumulation Unit Value at
   end of period                  $15.381        $13.453        $14.041        $12.530              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. BALANCED RISK
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.961        $10.350              -              -              -
  Accumulation Unit Value at
   end of period                  $11.976        $10.961              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      37             32              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.870        $10.336              -              -              -
  Accumulation Unit Value at
   end of period                  $11.753        $10.870              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2007           2006           2005           2004           2003
-------------------------------  --------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. BALANCED RISK
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                                    APP B-11

-------------------------------------------------------------------------------

                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2012           2011           2010           2009           2008
----------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.771         $9.923         $9.197         $7.276        $10.392
  Accumulation Unit Value at
   end of period                  $10.963         $9.771         $9.923         $9.197         $7.276
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      11             10             11             15             10
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $13.243        $13.591        $12.730        $10.178              -
  Accumulation Unit Value at
   end of period                  $14.704        $13.243        $13.591        $12.730              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $8.727         $9.501         $8.544         $6.412        $10.310
  Accumulation Unit Value at
   end of period                   $9.934         $8.727         $9.501         $8.544         $6.412
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     452            472            435            388            220
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.035        $15.441        $14.032        $10.642              -
  Accumulation Unit Value at
   end of period                  $15.809        $14.035        $15.441        $14.032              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2              2              1              1              -
INVESCO V.I. SMALL CAP EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.160        $11.413         $9.014         $7.549        $10.737
  Accumulation Unit Value at
   end of period                  $12.527        $11.160        $11.413         $9.014         $7.549
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      92            103             70             27             13
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.987        $15.488        $12.361        $10.462              -
  Accumulation Unit Value at
   end of period                  $16.646        $14.987        $15.488        $12.361              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              1              -              -              -
INVESCO VAN KAMPEN V.I.
 AMERICAN FRANCHISE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.141              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.854              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.124              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.768              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2007           2006           2005           2004           2003
-------------------------------  -------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. SMALL CAP EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO VAN KAMPEN V.I.
 AMERICAN FRANCHISE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

APP B-12

-------------------------------------------------------------------------------

                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2012           2011           2010           2009           2008
----------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I.
 AMERICAN VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.433        $10.478         $8.684         $6.319        $10.482
  Accumulation Unit Value at
   end of period                  $12.063        $10.433        $10.478         $8.684         $6.319
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      22             13             25             26             19
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.896        $17.147        $14.361        $10.559              -
  Accumulation Unit Value at
   end of period                  $19.331        $16.896        $17.147        $14.361              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO VAN KAMPEN V.I. GROWTH
 AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.567         $9.911         $8.945         $7.298        $10.483
  Accumulation Unit Value at
   end of period                  $10.803         $9.567         $9.911         $8.945         $7.298
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      15             20             27             22             13
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $13.155        $13.772        $12.561        $10.356              -
  Accumulation Unit Value at
   end of period                  $14.700        $13.155        $13.772        $12.561              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO VAN KAMPEN V.I. MID CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.022              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.891              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.004              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.804              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
LORD ABBETT BOND-DEBENTURE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.658        $12.279        $11.070         $8.346        $10.292
  Accumulation Unit Value at
   end of period                  $14.067        $12.658        $12.279        $11.070         $8.346
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     352            370            386            400            234
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.439        $15.135        $13.789        $10.505              -
  Accumulation Unit Value at
   end of period                  $16.979        $15.439        $15.135        $13.789              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              1              1              2              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2007           2006           2005           2004           2003
-------------------------------  -------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I.
 AMERICAN VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO VAN KAMPEN V.I. GROWTH
 AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO VAN KAMPEN V.I. MID CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
LORD ABBETT BOND-DEBENTURE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                                    APP B-13

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT CALIBRATED DIVIDEND GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.771        $10.885         $9.604         $7.880        $10.373
  Accumulation Unit Value at end of
   period                                $11.962        $10.771        $10.885         $9.604         $7.880
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 55             59             57             44             27
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.794        $14.087        $12.560        $10.414              -
  Accumulation Unit Value at end of
   period                                $15.159        $13.794        $14.087        $12.560              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.735         $9.418         $8.122         $6.917        $10.534
  Accumulation Unit Value at end of
   period                                 $9.669         $8.735         $9.418         $8.122         $6.917
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 76            101            103            107             87
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.657        $13.790        $12.018        $10.343              -
  Accumulation Unit Value at end of
   period                                $13.865        $12.657        $13.790        $12.018              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.274        $10.462         $9.210         $6.791        $10.626
  Accumulation Unit Value at end of
   period                                $11.879        $10.274        $10.462         $9.210         $6.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              5              5              1              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.812        $15.241        $13.559        $10.103              -
  Accumulation Unit Value at end of
   period                                $16.946        $14.812        $15.241        $13.559              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              -              -              -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.408         $9.763         $8.916         $7.133        $10.607
  Accumulation Unit Value at end of
   period                                $11.041         $9.408         $9.763         $8.916         $7.133
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             12             14             15              4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.057        $13.692        $12.636        $10.217              -
  Accumulation Unit Value at end of
   period                                $15.163        $13.057        $13.692        $12.636              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.194        $11.597        $10.953         $9.569        $10.047
  Accumulation Unit Value at end of
   period                                $12.893        $12.194        $11.597        $10.953         $9.569
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                405            383            263             70             12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.694        $12.199        $11.644        $10.280              -
  Accumulation Unit Value at end of
   period                                $13.281        $12.694        $12.199        $11.644              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              4              1              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
LORD ABBETT CALIBRATED DIVIDEND GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

APP B-14

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.153        $10.121         $9.348         $8.040        $10.262
  Accumulation Unit Value at end of
   period                                $11.124        $10.153        $10.121         $9.348         $8.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                356            349            313            244            163
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.598        $12.691        $11.845        $10.295              -
  Accumulation Unit Value at end of
   period                                $13.658        $12.598        $12.691        $11.845              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.501         $9.666         $8.800         $7.277        $10.533
  Accumulation Unit Value at end of
   period                                $10.873         $9.501         $9.666         $8.800         $7.277
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                712            802            755            634            308
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.140        $13.509        $12.429        $10.386              -
  Accumulation Unit Value at end of
   period                                $14.881        $13.140        $13.509        $12.429              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              3              2              -
MUTUAL GLOBAL DISCOVERY SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.742        $10.178         $9.212         $7.572        $10.232
  Accumulation Unit Value at end of
   period                                $10.898         $9.742        $10.178         $9.212         $7.572
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                166            203            211            200             85
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.653        $13.358        $12.218        $10.149              -
  Accumulation Unit Value at end of
   period                                $14.006        $12.653        $13.358        $12.218              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              1              -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.949         $9.164         $8.355         $6.718        $10.237
  Accumulation Unit Value at end of
   period                                $10.092         $8.949         $9.164         $8.355         $6.718
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                988          1,060          1,004            873            479
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.317        $13.781        $12.698        $10.317              -
  Accumulation Unit Value at end of
   period                                $14.862        $13.317        $13.781        $12.698              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              9              8              5              -
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.036         $9.277         $8.607         $6.046        $10.881
  Accumulation Unit Value at end of
   period                                $10.156         $9.036         $9.277         $8.607         $6.046
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 33             31             34             39              5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.867        $15.425        $14.462        $10.265              -
  Accumulation Unit Value at end of
   period                                $16.535        $14.867        $15.425        $14.462              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MUTUAL GLOBAL DISCOVERY SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                    APP B-15

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.299        $10.294         $9.009         $6.546        $10.594
  Accumulation Unit Value at end of
   period                                $11.108         $9.299        $10.294         $9.009         $6.546
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                153            174            180            187            142
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.659        $16.398        $14.503        $10.649              -
  Accumulation Unit Value at end of
   period                                $17.327        $14.659        $16.398        $14.503              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              -              -              -
OPPENHEIMER MAIN STREET FUND /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.616         $9.768         $8.539         $6.755        $10.558
  Accumulation Unit Value at end of
   period                                $11.074         $9.616         $9.768         $8.539         $6.755
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 36             42             44             43             23
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.351        $14.731        $13.015        $10.404              -
  Accumulation Unit Value at end of
   period                                $16.354        $14.351        $14.731        $13.015              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
OPPENHEIMER MAIN STREET SMALL- & MID-
 CAP FUND /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.716        $11.116         $9.147         $6.766        $10.525
  Accumulation Unit Value at end of
   period                                $12.453        $10.716        $11.116         $9.147         $6.766
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                169            194            211            224            127
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.573        $17.372        $14.446        $10.798              -
  Accumulation Unit Value at end of
   period                                $19.058        $16.573        $17.372        $14.446              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              -
OPPENHEIMER VALUE FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.977         $9.517         $8.394         $6.411        $10.781
  Accumulation Unit Value at end of
   period                                $10.026         $8.977         $9.517         $8.394         $6.411
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             12             11              6              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.822        $14.808        $13.199        $10.187              -
  Accumulation Unit Value at end of
   period                                $15.276        $13.822        $14.808        $13.199              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.618        $12.149        $10.919         $7.116        $10.246
  Accumulation Unit Value at end of
   period                                $12.796        $11.618        $12.149        $10.919         $7.116
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                629            607            649            690            400
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.512        $17.449        $15.847        $10.437              -
  Accumulation Unit Value at end of
   period                                $17.997        $16.512        $17.449        $15.847              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
OPPENHEIMER MAIN STREET FUND /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
OPPENHEIMER MAIN STREET SMALL- & MID-
 CAP FUND /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
OPPENHEIMER VALUE FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

APP B-16

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.307        $10.480         $9.253         $6.930        $10.302
  Accumulation Unit Value at end of
   period                                $11.624        $10.307        $10.480         $9.253         $6.930
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             20             14              2              2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.058        $15.473        $13.805        $10.448              -
  Accumulation Unit Value at end of
   period                                $16.805        $15.058        $15.473        $13.805              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.673         $8.135         $7.486         $6.082        $10.507
  Accumulation Unit Value at end of
   period                                 $8.035         $6.673         $8.135         $7.486         $6.082
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              4              3              1              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.362        $13.997        $13.017        $10.687              -
  Accumulation Unit Value at end of
   period                                $13.537        $11.362        $13.997        $13.017              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.610         $7.763         $7.338         $5.888        $10.587
  Accumulation Unit Value at end of
   period                                 $7.945         $6.610         $7.763         $7.338         $5.888
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              5              5              3              2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.689        $13.873        $13.251        $10.746              -
  Accumulation Unit Value at end of
   period                                $13.902        $11.689        $13.873        $13.251              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.035        $10.665         $8.572         $6.599        $10.321
  Accumulation Unit Value at end of
   period                                $11.643        $10.035        $10.665         $8.572         $6.599
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15              4              3              2              2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.775        $16.943        $13.761        $10.706              -
  Accumulation Unit Value at end of
   period                                $18.112        $15.775        $16.943        $13.761              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              -              -              -
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.334        $10.032         $8.652         $5.080         $9.912
  Accumulation Unit Value at end of
   period                                 $9.305         $8.334        $10.032         $8.652         $5.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 83             80             76             72             30
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.539        $20.121        $17.536        $10.405              -
  Accumulation Unit Value at end of
   period                                $18.274        $16.539        $20.121        $17.536              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                    APP B-17

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.183         $9.283         $8.673         $6.417        $10.354
  Accumulation Unit Value at end of
   period                                 $9.546         $8.183         $9.283         $8.673         $6.417
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                168            165            115             47             31
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.225        $15.162        $14.315        $10.704              -
  Accumulation Unit Value at end of
   period                                $15.268        $13.225        $15.162        $14.315              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              1              -              -
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.828        $13.115        $11.620         $9.922         $9.912
  Accumulation Unit Value at end of
   period                                $14.565        $12.828        $13.115        $11.620         $9.922
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                527            527            480            414            211
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.346        $13.788        $12.345        $10.653              -
  Accumulation Unit Value at end of
   period                                $14.994        $13.346        $13.788        $12.345              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              3              2              -              -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.988         $8.711         $8.220         $6.354        $10.347
  Accumulation Unit Value at end of
   period                                 $9.548         $7.988         $8.711         $8.220         $6.354
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                328            319            317            282            183
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.949        $14.270        $13.607        $10.630              -
  Accumulation Unit Value at end of
   period                                $15.315        $12.949        $14.270        $13.607              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              5              4              2              -
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.884        $11.873         $9.089         $5.848        $10.721
  Accumulation Unit Value at end of
   period                                $11.662        $10.884        $11.873         $9.089         $5.848
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35             43             43             47             30
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.542        $20.440        $15.813        $10.282              -
  Accumulation Unit Value at end of
   period                                $19.659        $18.542        $20.440        $15.813              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

(a)  Inception date April 30, 2012.

APP B-18

-------------------------------------------------------------------------------

ACCESS

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.274         $9.731         $8.973         $7.334        $10.396
  Accumulation Unit Value at end of
   period                                $10.337         $9.274         $9.731         $8.973         $7.334
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.867        $13.643        $12.714        $10.501              -
  Accumulation Unit Value at end of
   period                                $14.193        $12.867        $13.643        $12.714              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.797         $8.235         $7.439         $5.434        $10.456
  Accumulation Unit Value at end of
   period                                 $7.701         $6.797         $8.235         $7.439         $5.434
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.002        $15.919        $14.531        $10.727              -
  Accumulation Unit Value at end of
   period                                $14.577        $13.002        $15.919        $14.531              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.496         $6.939         $6.767         $5.123        $10.780
  Accumulation Unit Value at end of
   period                                 $6.170         $5.496         $6.939         $6.767         $5.123
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             11             12              9              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.025        $14.066        $13.863        $10.605              -
  Accumulation Unit Value at end of
   period                                $12.248        $11.025        $14.066        $13.863              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.463        $11.647         $9.358         $6.672        $10.789
  Accumulation Unit Value at end of
   period                                $12.187        $10.463        $11.647         $9.358         $6.672
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.586        $18.657        $15.149        $10.915              -
  Accumulation Unit Value at end of
   period                                $19.116        $16.586        $18.657        $15.149              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                    APP B-19

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.880         $8.330         $7.605         $6.390        $10.559
  Accumulation Unit Value at end of
   period                                 $8.952         $7.880         $8.330         $7.605         $6.390
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.443        $13.292        $12.263        $10.414              -
  Accumulation Unit Value at end of
   period                                $13.987        $12.443        $13.292        $12.263              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS ASSET ALLOCATION HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.617         $9.684         $8.784         $7.229        $10.072
  Accumulation Unit Value at end of
   period                                $10.950         $9.617         $9.684         $8.784         $7.229
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              3              4              7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.250        $13.482        $12.358        $10.278              -
  Accumulation Unit Value at end of
   period                                $14.928        $13.250        $13.482        $12.358              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.925         $9.187         $8.345         $6.660        $10.221
  Accumulation Unit Value at end of
   period                                 $9.962         $8.925         $9.187         $8.345         $6.660
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             19             20             12             10
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.452        $13.993        $12.845        $10.358              -
  Accumulation Unit Value at end of
   period                                $14.858        $13.452        $13.993        $12.845              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.638        $10.223         $9.795         $8.877        $10.017
  Accumulation Unit Value at end of
   period                                $10.983        $10.638        $10.223         $9.795         $8.877
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 30             42             53             49             26
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.012        $11.665        $11.295        $10.345              -
  Accumulation Unit Value at end of
   period                                $12.272        $12.012        $11.665        $11.295              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS ASSET ALLOCATION HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

APP B-20

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.072        $10.799        $10.477         $9.738         $9.982
  Accumulation Unit Value at end of
   period                                $11.520        $11.072        $10.799        $10.477         $9.738
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             22             26             49             12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.757        $11.588        $11.361        $10.671              -
  Accumulation Unit Value at end of
   period                                $12.105        $11.757        $11.588        $11.361              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.377         $8.988         $8.206         $5.988        $10.078
  Accumulation Unit Value at end of
   period                                 $9.660         $8.377         $8.988         $8.206         $5.988
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4             12             12             19             33
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.291        $15.495        $14.296        $10.543              -
  Accumulation Unit Value at end of
   period                                $16.308        $14.291        $15.495        $14.296              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.631         $9.667         $8.826         $6.332        $10.057
  Accumulation Unit Value at end of
   period                                $10.369         $8.631         $9.667         $8.826         $6.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             25             26             22             29
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.025        $15.874        $14.646        $10.618              -
  Accumulation Unit Value at end of
   period                                $16.673        $14.025        $15.874        $14.646              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.573         $9.557         $7.964         $5.038        $10.088
  Accumulation Unit Value at end of
   period                                 $8.774         $7.573         $9.557         $7.964         $5.038
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             18             16              9             12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.425        $19.673        $16.566        $10.591              -
  Accumulation Unit Value at end of
   period                                $17.685        $15.425        $19.673        $16.566              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                    APP B-21

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.676         $9.248         $7.947         $5.815        $10.075
  Accumulation Unit Value at end of
   period                                $10.028         $8.676         $9.248         $7.947         $5.815
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 59             87            100             79             60
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.929        $16.080        $13.964        $10.325              -
  Accumulation Unit Value at end of
   period                                $17.075        $14.929        $16.080        $13.964              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.693         $9.034         $8.269         $6.428        $10.187
  Accumulation Unit Value at end of
   period                                $10.014         $8.693         $9.034         $8.269         $6.428
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             25             29             28             26
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.459        $14.134        $13.075        $10.271              -
  Accumulation Unit Value at end of
   period                                $15.342        $13.459        $14.134        $13.075              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.490         $8.883         $8.450         $6.021        $10.059
  Accumulation Unit Value at end of
   period                                 $8.658         $7.490         $8.883         $8.450         $6.021
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 44             59             62             30             14
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.960        $15.532        $14.931        $10.751              -
  Accumulation Unit Value at end of
   period                                $14.824        $12.960        $15.532        $14.931              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.480        $10.057         $8.703         $5.935        $10.052
  Accumulation Unit Value at end of
   period                                 $9.794         $8.480        $10.057         $8.703         $5.935
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              4              5              5              7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.513        $17.394        $15.210        $10.483              -
  Accumulation Unit Value at end of
   period                                $16.587        $14.513        $17.394        $15.210              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.268         $9.697         $8.435         $6.333        $10.607
  Accumulation Unit Value at end of
   period                                $10.582         $9.268         $9.697         $8.435         $6.333
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              5              5              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.478        $15.309        $13.457        $10.211              -
  Accumulation Unit Value at end of
   period                                $16.359        $14.478        $15.309        $13.457              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

APP B-22

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.445         $9.880         $8.517         $6.380        $10.292
  Accumulation Unit Value at end of
   period                                $11.351         $9.445         $9.880         $8.517         $6.380
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.132        $15.997        $13.936        $10.549              -
  Accumulation Unit Value at end of
   period                                $17.997        $15.132        $15.997        $13.936              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FIDELITY VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.792         $8.946         $7.346         $5.839        $10.328
  Accumulation Unit Value at end of
   period                                 $9.889         $8.792         $8.946         $7.346         $5.839
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.694        $15.109        $12.538        $10.071              -
  Accumulation Unit Value at end of
   period                                $16.354        $14.694        $15.109        $12.538              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.765        $11.142         $8.814         $6.415        $10.250
  Accumulation Unit Value at end of
   period                                $10.998         $9.765        $11.142         $8.814         $6.415
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             26             27             23             10
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.477        $17.846        $14.267        $10.493              -
  Accumulation Unit Value at end of
   period                                $17.250        $15.477        $17.846        $14.267              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.147        $10.228         $8.235         $5.330        $10.456
  Accumulation Unit Value at end of
   period                                $11.427         $9.147        $10.228         $8.235         $5.330
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.857        $20.179        $16.417        $10.738              -
  Accumulation Unit Value at end of
   period                                $22.075        $17.857        $20.179        $16.417              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.061        $10.762         $9.430         $7.229        $10.887
  Accumulation Unit Value at end of
   period                                $10.806        $10.061        $10.762         $9.430         $7.229
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.534        $14.630        $12.954        $10.035              -
  Accumulation Unit Value at end of
   period                                $14.384        $13.534        $14.630        $12.954              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FIDELITY VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                    APP B-23

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.715        $10.655         $9.630         $7.235        $10.502
  Accumulation Unit Value at end of
   period                                $11.857        $10.715        $10.655         $9.630         $7.235
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             25             38             43             51
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.335        $15.411        $14.075        $10.687              -
  Accumulation Unit Value at end of
   period                                $16.793        $15.335        $15.411        $14.075              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.552        $11.165         $8.862         $6.986        $10.773
  Accumulation Unit Value at end of
   period                                $12.269        $10.552        $11.165         $8.862         $6.986
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7             10             16             16              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.542        $16.619        $13.331        $10.619              -
  Accumulation Unit Value at end of
   period                                $17.883        $15.542        $16.619        $13.331              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.625        $11.372         $9.072         $6.434        $10.702
  Accumulation Unit Value at end of
   period                                $11.573        $10.625        $11.372         $9.072         $6.434
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              1              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.081        $17.393        $14.022        $10.049              -
  Accumulation Unit Value at end of
   period                                $17.333        $16.081        $17.393        $14.022              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.799        $11.713        $10.745         $8.707        $10.181
  Accumulation Unit Value at end of
   period                                $13.069        $11.799        $11.713        $10.745         $8.707
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 33             45             43             33             20
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.776        $13.820        $12.811        $10.491              -
  Accumulation Unit Value at end of
   period                                $15.100        $13.776        $13.820        $12.811              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD BALANCED HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.175        $10.161         $9.217         $7.195        $10.412
  Accumulation Unit Value at end of
   period                                $11.207        $10.175        $10.161         $9.217         $7.195
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              1              1              2              2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.189        $14.319        $13.125        $10.355              -
  Accumulation Unit Value at end of
   period                                $15.464        $14.189        $14.319        $13.125              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD BALANCED HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

APP B-24

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.316         $9.547         $8.335         $5.820        $10.579
  Accumulation Unit Value at end of
   period                                 $9.675         $8.316         $9.547         $8.335         $5.820
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 37             48             48             27              4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.450        $16.766        $14.792        $10.438              -
  Accumulation Unit Value at end of
   period                                $16.637        $14.450        $16.766        $14.792              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.383         $9.435         $8.415         $6.812        $10.248
  Accumulation Unit Value at end of
   period                                $10.850         $9.383         $9.435         $8.415         $6.812
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             47             53             26              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.909        $14.134        $12.739        $10.421              -
  Accumulation Unit Value at end of
   period                                $15.916        $13.909        $14.134        $12.739              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.693         $9.732         $8.744         $7.133        $10.482
  Accumulation Unit Value at end of
   period                                $10.826         $9.693         $9.732         $8.744         $7.133
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              6              6              5              2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.612        $13.810        $12.538        $10.337              -
  Accumulation Unit Value at end of
   period                                $15.043        $13.612        $13.810        $12.538              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.809         $8.043         $7.160         $5.369        $10.507
  Accumulation Unit Value at end of
   period                                 $8.261         $6.809         $8.043         $7.160         $5.369
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.943        $15.450        $13.900        $10.533              -
  Accumulation Unit Value at end of
   period                                $15.540        $12.943        $15.450        $13.900              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.735         $9.794         $8.587         $6.145        $10.476
  Accumulation Unit Value at end of
   period                                $10.167         $8.735         $9.794         $8.587         $6.145
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.427        $16.347        $14.483        $10.475              -
  Accumulation Unit Value at end of
   period                                $16.617        $14.427        $16.347        $14.483              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                    APP B-25

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.096        $10.162         $8.659         $6.561        $10.642
  Accumulation Unit Value at end of
   period                                $10.590         $9.096        $10.162         $8.659         $6.561
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.971        $15.772        $13.581        $10.399              -
  Accumulation Unit Value at end of
   period                                $16.095        $13.971        $15.772        $13.581              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.959         $8.884         $7.686         $6.032        $10.178
  Accumulation Unit Value at end of
   period                                 $9.927         $7.959         $8.884         $7.686         $6.032
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             45             49             26              2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.476        $15.201        $13.290        $10.540              -
  Accumulation Unit Value at end of
   period                                $16.632        $13.476        $15.201        $13.290              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.254        $12.877        $11.276         $7.623        $10.351
  Accumulation Unit Value at end of
   period                                $14.896        $13.254        $12.877        $11.276         $7.623
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             21             22             13              4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.492        $17.173        $15.197        $10.382              -
  Accumulation Unit Value at end of
   period                                $19.453        $17.492        $17.173        $15.197              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.779         $9.197         $8.171         $6.227        $10.407
  Accumulation Unit Value at end of
   period                                 $9.192         $7.779         $9.197         $8.171         $6.227
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.942        $15.464        $13.883        $10.693              -
  Accumulation Unit Value at end of
   period                                $15.134        $12.942        $15.464        $13.883              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.517         $9.680         $9.846        $10.008        $10.012
  Accumulation Unit Value at end of
   period                                 $9.356         $9.517         $9.680         $9.846        $10.008
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 80              9             13             16             20
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.195         $9.451         $9.714         $9.978              -
  Accumulation Unit Value at end of
   period                                 $8.945         $9.195         $9.451         $9.714              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

APP B-26

-------------------------------------------------------------------------------

                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2012           2011           2010           2009           2008
----------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.785        $10.299         $8.439         $6.639        $10.460
  Accumulation Unit Value at
   end of period                  $11.124         $9.785        $10.299         $8.439         $6.639
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.927        $15.877        $13.147        $10.452              -
  Accumulation Unit Value at
   end of period                  $16.793        $14.927        $15.877        $13.147              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.016        $10.305         $8.330         $5.730        $10.243
  Accumulation Unit Value at
   end of period                  $11.410        $10.016        $10.305         $8.330         $5.730
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $17.458        $18.151        $14.827        $10.306              -
  Accumulation Unit Value at
   end of period                  $19.680        $17.458        $18.151        $14.827              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HARTFORD SMALLCAP GROWTH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.276        $12.312         $9.170         $6.889        $10.630
  Accumulation Unit Value at
   end of period                  $14.169        $12.276        $12.312         $9.170         $6.889
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $18.375        $18.623        $14.017        $10.642              -
  Accumulation Unit Value at
   end of period                  $20.987        $18.375        $18.623        $14.017              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.529         $9.800         $8.683         $6.240        $10.632
  Accumulation Unit Value at
   end of period                  $10.716         $9.529         $9.800         $8.683         $6.240
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.283        $15.883        $14.221        $10.328              -
  Accumulation Unit Value at
   end of period                  $17.007        $15.283        $15.883        $14.221              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HARTFORD TOTAL RETURN BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.310        $10.752        $10.172         $8.996         $9.941
  Accumulation Unit Value at
   end of period                  $11.957        $11.310        $10.752        $10.172         $8.996
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      85             88             71             36              3
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $12.490        $12.000        $11.472        $10.253              -
  Accumulation Unit Value at
   end of period                  $13.068        $12.490        $12.000        $11.472              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2007           2006           2005           2004           2003
-------------------------------  --------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HARTFORD SMALLCAP GROWTH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HARTFORD TOTAL RETURN BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                                    APP B-27

-------------------------------------------------------------------------------

                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2012           2011           2010           2009           2008
----------------------------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.254         $9.945         $9.745         $9.588         $9.797
  Accumulation Unit Value at
   end of period                  $10.453        $10.254         $9.945         $9.745         $9.588
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       6              9              9              9             11
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.386        $10.179        $10.081        $10.023              -
  Accumulation Unit Value at
   end of period                  $10.478        $10.386        $10.179        $10.081              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.396         $9.748         $8.647         $7.072        $10.636
  Accumulation Unit Value at
   end of period                  $10.807         $9.396         $9.748         $8.647         $7.072
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $13.267        $13.909        $12.468        $10.304              -
  Accumulation Unit Value at
   end of period                  $15.100        $13.267        $13.909        $12.468              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. BALANCED RISK
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.922        $10.344              -              -              -
  Accumulation Unit Value at
   end of period                  $11.880        $10.922              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.831        $10.331              -              -              -
  Accumulation Unit Value at
   end of period                  $11.659        $10.831              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.604         $9.797         $9.121         $7.249        $10.384
  Accumulation Unit Value at
   end of period                  $10.727         $9.604         $9.797         $9.121         $7.249
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $13.060        $13.464        $12.667        $10.173              -
  Accumulation Unit Value at
   end of period                  $14.435        $13.060        $13.464        $12.667              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $8.578         $9.381         $8.474         $6.389        $10.302
  Accumulation Unit Value at
   end of period                   $9.720         $8.578         $9.381         $8.474         $6.389
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      21             28             26             15              3
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $13.841        $15.297        $13.963        $10.638              -
  Accumulation Unit Value at
   end of period                  $15.520        $13.841        $15.297        $13.963              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2007           2006           2005           2004           2003
-------------------------------  --------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. BALANCED RISK
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

APP B-28

-------------------------------------------------------------------------------

                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2012           2011           2010           2009           2008
----------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.970        $11.269         $8.940         $7.521        $10.729
  Accumulation Unit Value at
   end of period                  $12.258        $10.970        $11.269         $8.940         $7.521
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       7             11             12              9              6
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.780        $15.343        $12.300        $10.458              -
  Accumulation Unit Value at
   end of period                  $16.342        $14.780        $15.343        $12.300              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO VAN KAMPEN V.I.
 AMERICAN FRANCHISE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.134              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.817              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.116              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.732              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO VAN KAMPEN V.I.
 AMERICAN VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.255        $10.345         $8.612         $6.295        $10.475
  Accumulation Unit Value at
   end of period                  $11.804        $10.255        $10.345         $8.612         $6.295
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.662        $16.986        $14.290        $10.555              -
  Accumulation Unit Value at
   end of period                  $18.979        $16.662        $16.986        $14.290              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO VAN KAMPEN V.I. GROWTH
 AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.403         $9.786         $8.872         $7.271        $10.476
  Accumulation Unit Value at
   end of period                  $10.571         $9.403         $9.786         $8.872         $7.271
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $12.973        $13.643        $12.500        $10.352              -
  Accumulation Unit Value at
   end of period                  $14.432        $12.973        $13.643        $12.500              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO VAN KAMPEN V.I. MID CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.014              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.854              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.997              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.768              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2007           2006           2005           2004           2003
-------------------------------  -------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO VAN KAMPEN V.I.
 AMERICAN FRANCHISE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO VAN KAMPEN V.I.
 AMERICAN VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO VAN KAMPEN V.I. GROWTH
 AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO VAN KAMPEN V.I. MID CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                                    APP B-29

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.441        $12.123        $10.979         $8.315        $10.284
  Accumulation Unit Value at end of
   period                                $13.765        $12.441        $12.123        $10.979         $8.315
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             11             12             11              2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.225        $14.993        $13.721        $10.501              -
  Accumulation Unit Value at end of
   period                                $16.669        $15.225        $14.993        $13.721              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
LORD ABBETT CALIBRATED DIVIDEND GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.587        $10.748         $9.525         $7.851        $10.365
  Accumulation Unit Value at end of
   period                                $11.705        $10.587        $10.748         $9.525         $7.851
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              4              4              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.603        $13.955        $12.498        $10.410              -
  Accumulation Unit Value at end of
   period                                $14.883        $13.603        $13.955        $12.498              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.586         $9.298         $8.055         $6.891        $10.526
  Accumulation Unit Value at end of
   period                                 $9.461         $8.586         $9.298         $8.055         $6.891
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.482        $13.661        $11.959        $10.339              -
  Accumulation Unit Value at end of
   period                                $13.612        $12.482        $13.661        $11.959              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.098        $10.329         $9.134         $6.765        $10.618
  Accumulation Unit Value at end of
   period                                $11.623        $10.098        $10.329         $9.134         $6.765
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.607        $15.098        $13.492        $10.098              -
  Accumulation Unit Value at end of
   period                                $16.637        $14.607        $15.098        $13.492              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
LORD ABBETT CALIBRATED DIVIDEND GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

APP B-30

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.248         $9.639         $8.842         $7.107        $10.599
  Accumulation Unit Value at end of
   period                                $10.804         $9.248         $9.639         $8.842         $7.107
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.876        $13.564        $12.574        $10.212              -
  Accumulation Unit Value at end of
   period                                $14.887        $12.876        $13.564        $12.574              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.986        $11.450        $10.864         $9.533        $10.039
  Accumulation Unit Value at end of
   period                                $12.616        $11.986        $11.450        $10.864         $9.533
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 41             48             50             19              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.519        $12.085        $11.587        $10.275              -
  Accumulation Unit Value at end of
   period                                $13.039        $12.519        $12.085        $11.587              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.980         $9.993         $9.271         $8.010        $10.255
  Accumulation Unit Value at end of
   period                                $10.885         $9.980         $9.993         $9.271         $8.010
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              5              1              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.424        $12.572        $11.786        $10.291              -
  Accumulation Unit Value at end of
   period                                $13.409        $12.424        $12.572        $11.786              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.339         $9.543         $8.728         $7.250        $10.525
  Accumulation Unit Value at end of
   period                                $10.639         $9.339         $9.543         $8.728         $7.250
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             42             45             24              3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.958        $13.382        $12.368        $10.382              -
  Accumulation Unit Value at end of
   period                                $14.609        $12.958        $13.382        $12.368              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MUTUAL GLOBAL DISCOVERY SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.576        $10.049         $9.136         $7.543        $10.224
  Accumulation Unit Value at end of
   period                                $10.663         $9.576        $10.049         $9.136         $7.543
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              4              5              5              4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.478        $13.233        $12.158        $10.144              -
  Accumulation Unit Value at end of
   period                                $13.750        $12.478        $13.233        $12.158              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MUTUAL GLOBAL DISCOVERY SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                    APP B-31

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.795         $9.048         $8.286         $6.692        $10.230
  Accumulation Unit Value at end of
   period                                 $9.875         $8.795         $9.048         $8.286         $6.692
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 41             54             56             37             21
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.133        $13.652        $12.635        $10.312              -
  Accumulation Unit Value at end of
   period                                $14.590        $13.133        $13.652        $12.635              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.882         $9.160         $8.537         $6.023        $10.873
  Accumulation Unit Value at end of
   period                                 $9.938         $8.882         $9.160         $8.537         $6.023
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.662        $15.281        $14.391        $10.261              -
  Accumulation Unit Value at end of
   period                                $16.234        $14.662        $15.281        $14.391              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.140        $10.164         $8.935         $6.521        $10.586
  Accumulation Unit Value at end of
   period                                $10.869         $9.140        $10.164         $8.935         $6.521
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.457        $16.245        $14.432        $10.645              -
  Accumulation Unit Value at end of
   period                                $17.011        $14.457        $16.245        $14.432              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
OPPENHEIMER MAIN STREET FUND /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.452         $9.644         $8.469         $6.730        $10.550
  Accumulation Unit Value at end of
   period                                $10.836         $9.452         $9.644         $8.469         $6.730
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.153        $14.593        $12.951        $10.400              -
  Accumulation Unit Value at end of
   period                                $16.056        $14.153        $14.593        $12.951              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
OPPENHEIMER MAIN STREET FUND /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

APP B-32

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-
 CAP FUND /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.533        $10.975         $9.072         $6.741        $10.518
  Accumulation Unit Value at end of
   period                                $12.185        $10.533        $10.975         $9.072         $6.741
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              4              3              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.344        $17.209        $14.375        $10.794              -
  Accumulation Unit Value at end of
   period                                $18.710        $16.344        $17.209        $14.375              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
OPPENHEIMER VALUE FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.824         $9.396         $8.325         $6.387        $10.773
  Accumulation Unit Value at end of
   period                                 $9.811         $8.824         $9.396         $8.325         $6.387
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.631        $14.669        $13.134        $10.183              -
  Accumulation Unit Value at end of
   period                                $14.997        $13.631        $14.669        $13.134              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.419        $11.995        $10.829         $7.090        $10.238
  Accumulation Unit Value at end of
   period                                $12.521        $11.419        $11.995        $10.829         $7.090
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             12             14             13              2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.284        $17.286        $15.769        $10.433              -
  Accumulation Unit Value at end of
   period                                $17.668        $16.284        $17.286        $15.769              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.130        $10.348         $9.177         $6.904        $10.294
  Accumulation Unit Value at end of
   period                                $11.374        $10.130        $10.348         $9.177         $6.904
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.849        $15.328        $13.737        $10.443              -
  Accumulation Unit Value at end of
   period                                $16.498        $14.849        $15.328        $13.737              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.559         $8.031         $7.425         $6.059        $10.499
  Accumulation Unit Value at end of
   period                                 $7.861         $6.559         $8.031         $7.425         $6.059
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.204        $13.865        $12.953        $10.683              -
  Accumulation Unit Value at end of
   period                                $13.290        $11.204        $13.865        $12.953              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-
 CAP FUND /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
OPPENHEIMER VALUE FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                    APP B-33

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.497         $7.665         $7.278         $5.866        $10.579
  Accumulation Unit Value at end of
   period                                 $7.774         $6.497         $7.665         $7.278         $5.866
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.527        $13.743        $13.186        $10.741              -
  Accumulation Unit Value at end of
   period                                $13.648        $11.527        $13.743        $13.186              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.863        $10.530         $8.501         $6.574        $10.313
  Accumulation Unit Value at end of
   period                                $11.392         $9.863        $10.530         $8.501         $6.574
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.557        $16.784        $13.694        $10.701              -
  Accumulation Unit Value at end of
   period                                $17.782        $15.557        $16.784        $13.694              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.191         $9.905         $8.581         $5.061         $9.904
  Accumulation Unit Value at end of
   period                                 $9.104         $8.191         $9.905         $8.581         $5.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              4              5              7              9
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.311        $19.932        $17.450        $10.401              -
  Accumulation Unit Value at end of
   period                                $17.940        $16.311        $19.932        $17.450              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.042         $9.165         $8.601         $6.393        $10.346
  Accumulation Unit Value at end of
   period                                 $9.341         $8.042         $9.165         $8.601         $6.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             19             18              7              2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.042        $15.020        $14.244        $10.699              -
  Accumulation Unit Value at end of
   period                                $14.990        $13.042        $15.020        $14.244              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.608        $12.949        $11.524         $9.885         $9.905
  Accumulation Unit Value at end of
   period                                $14.251        $12.608        $12.949        $11.524         $9.885
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             35             34             21             13
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.161        $13.659        $12.285        $10.648              -
  Accumulation Unit Value at end of
   period                                $14.721        $13.161        $13.659        $12.285              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

APP B-34

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.851         $8.601         $8.152         $6.331        $10.339
  Accumulation Unit Value at end of
   period                                 $9.342         $7.851         $8.601         $8.152         $6.331
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             16             17             17             18
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.770        $14.137        $13.540        $10.626              -
  Accumulation Unit Value at end of
   period                                $15.035        $12.770        $14.137        $13.540              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.698        $11.723         $9.015         $5.826        $10.713
  Accumulation Unit Value at end of
   period                                $11.411        $10.698        $11.723         $9.015         $5.826
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.286        $20.249        $15.735        $10.277              -
  Accumulation Unit Value at end of
   period                                $19.301        $18.286        $20.249        $15.735              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

(a)  Inception date April 30, 2012.

PLUS

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.292         $9.744         $8.982         $7.337        $10.397
  Accumulation Unit Value at end of
   period                                $10.362         $9.292         $9.744         $8.982         $7.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                146            212            222            222             97
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.887        $13.657        $12.721        $10.501              -
  Accumulation Unit Value at end of
   period                                $14.222        $12.887        $13.657        $12.721              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              -              -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.810         $8.247         $7.445         $5.436        $10.457
  Accumulation Unit Value at end of
   period                                 $7.720         $6.810         $8.247         $7.445         $5.436
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             21             24             26             30
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.022        $15.935        $14.538        $10.727              -
  Accumulation Unit Value at end of
   period                                $14.607        $13.022        $15.935        $14.538              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              2              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                    APP B-35

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.507         $6.949         $6.773         $5.125        $10.781
  Accumulation Unit Value at end of
   period                                 $6.185         $5.507         $6.949         $6.773         $5.125
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                373            399            381            352            228
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.042        $14.081        $13.870        $10.606              -
  Accumulation Unit Value at end of
   period                                $12.273        $11.042        $14.081        $13.870              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              4              1              -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.483        $11.663         $9.367         $6.675        $10.790
  Accumulation Unit Value at end of
   period                                $12.216        $10.483        $11.663         $9.367         $6.675
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23             27             31             27             22
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.611        $18.676        $15.157        $10.915              -
  Accumulation Unit Value at end of
   period                                $19.155        $16.611        $18.676        $15.157              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              2              -              -
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.895         $8.342         $7.612         $6.393        $10.560
  Accumulation Unit Value at end of
   period                                 $8.973         $7.895         $8.342         $7.612         $6.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              4              2              2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.463        $13.306        $12.269        $10.414              -
  Accumulation Unit Value at end of
   period                                $14.016        $12.463        $13.306        $12.269              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS ASSET ALLOCATION HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.635         $9.697         $8.791         $7.232        $10.072
  Accumulation Unit Value at end of
   period                                $10.975         $9.635         $9.697         $8.791         $7.232
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                285            392            309            332            261
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.270        $13.497        $12.365        $10.279              -
  Accumulation Unit Value at end of
   period                                $14.958        $13.270        $13.497        $12.365              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 33             34             35             22              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS ASSET ALLOCATION HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

APP B-36

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.941         $9.200         $8.352         $6.662        $10.221
  Accumulation Unit Value at end of
   period                                 $9.985         $8.941         $9.200         $8.352         $6.662
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                120            151            158            150            110
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.473        $14.008        $12.852        $10.359              -
  Accumulation Unit Value at end of
   period                                $14.888        $13.473        $14.008        $12.852              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              5              8              -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.657        $10.236         $9.804         $8.880        $10.017
  Accumulation Unit Value at end of
   period                                $11.009        $10.657        $10.236         $9.804         $8.880
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                833            882            970            891            411
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.030        $11.677        $11.302        $10.345              -
  Accumulation Unit Value at end of
   period                                $12.297        $12.030        $11.677        $11.302              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             11              9              7              -
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.092        $10.814        $10.486         $9.741         $9.982
  Accumulation Unit Value at end of
   period                                $11.547        $11.092        $10.814        $10.486         $9.741
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 96            130            138            143             92
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.775        $11.601        $11.367        $10.672              -
  Accumulation Unit Value at end of
   period                                $12.130        $11.775        $11.601        $11.367              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              1              -
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.392         $9.000         $8.212         $5.990        $10.078
  Accumulation Unit Value at end of
   period                                 $9.683         $8.392         $9.000         $8.212         $5.990
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                292            370            400            442            310
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.313        $15.511        $14.303        $10.544              -
  Accumulation Unit Value at end of
   period                                $16.342        $14.313        $15.511        $14.303              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              5              5              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                    APP B-37

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.647         $9.680         $8.833         $6.334        $10.057
  Accumulation Unit Value at end of
   period                                $10.393         $8.647         $9.680         $8.833         $6.334
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 80            133             97            105             82
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.046        $15.891        $14.654        $10.618              -
  Accumulation Unit Value at end of
   period                                $16.707        $14.046        $15.891        $14.654              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              4              3              -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.587         $9.570         $7.970         $5.040        $10.088
  Accumulation Unit Value at end of
   period                                 $8.795         $7.587         $9.570         $7.970         $5.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                216            247            277            273            174
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.449        $19.693        $16.575        $10.591              -
  Accumulation Unit Value at end of
   period                                $17.721        $15.449        $19.693        $16.575              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              5              5              -
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.692         $9.260         $7.954         $5.817        $10.075
  Accumulation Unit Value at end of
   period                                $10.052         $8.692         $9.260         $7.954         $5.817
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,261          1,559          1,663          1,552            942
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.952        $16.097        $13.972        $10.325              -
  Accumulation Unit Value at end of
   period                                $17.110        $14.952        $16.097        $13.972              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 30             30             29             23              -
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.709         $9.046         $8.276         $6.430        $10.187
  Accumulation Unit Value at end of
   period                                $10.037         $8.709         $9.046         $8.276         $6.430
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                651            752            819            752            478
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.480        $14.149        $13.082        $10.271              -
  Accumulation Unit Value at end of
   period                                $15.373        $13.480        $14.149        $13.082              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9              8             13              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

APP B-38

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.504         $8.895         $8.457         $6.023        $10.059
  Accumulation Unit Value at end of
   period                                 $8.678         $7.504         $8.895         $8.457         $6.023
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,082          1,252          1,101            983            579
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.980        $15.548        $14.939        $10.751              -
  Accumulation Unit Value at end of
   period                                $14.855        $12.980        $15.548        $14.939              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             13             12              8              -
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.496        $10.071         $8.710         $5.937        $10.052
  Accumulation Unit Value at end of
   period                                 $9.817         $8.496        $10.071         $8.710         $5.937
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                144            189            266            292            207
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.536        $17.412        $15.219        $10.483              -
  Accumulation Unit Value at end of
   period                                $16.621        $14.536        $17.412        $15.219              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             17             15             12              -
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.286         $9.711         $8.443         $6.336        $10.608
  Accumulation Unit Value at end of
   period                                $10.608         $9.286         $9.711         $8.443         $6.336
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                382            521            530            512            384
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.501        $15.325        $13.465        $10.211              -
  Accumulation Unit Value at end of
   period                                $16.393        $14.501        $15.325        $13.465              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             13             13              4              -
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.463         $9.894         $8.525         $6.383        $10.293
  Accumulation Unit Value at end of
   period                                $11.379         $9.463         $9.894         $8.525         $6.383
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              2              7              7              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.155        $16.014        $13.944        $10.550              -
  Accumulation Unit Value at end of
   period                                $18.034        $15.155        $16.014        $13.944              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                    APP B-39

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.809         $8.959         $7.353         $5.842        $10.329
  Accumulation Unit Value at end of
   period                                 $9.913         $8.809         $8.959         $7.353         $5.842
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             41             26             27              7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.716        $15.124        $12.545        $10.071              -
  Accumulation Unit Value at end of
   period                                $16.388        $14.716        $15.124        $12.545              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.784        $11.157         $8.822         $6.418        $10.251
  Accumulation Unit Value at end of
   period                                $11.025         $9.784        $11.157         $8.822         $6.418
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                311            370            412            436            302
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.501        $17.865        $14.275        $10.494              -
  Accumulation Unit Value at end of
   period                                $17.286        $15.501        $17.865        $14.275              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             13             12              6              -
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.165        $10.243         $8.242         $5.332        $10.457
  Accumulation Unit Value at end of
   period                                $11.454         $9.165        $10.243         $8.242         $5.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             79             59             17             15
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.885        $20.200        $16.426        $10.738              -
  Accumulation Unit Value at end of
   period                                $22.120        $17.885        $20.200        $16.426              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              -
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.081        $10.778         $9.439         $7.232        $10.888
  Accumulation Unit Value at end of
   period                                $10.832        $10.081        $10.778         $9.439         $7.232
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             19             20             20             12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.555        $14.645        $12.961        $10.035              -
  Accumulation Unit Value at end of
   period                                $14.414        $13.555        $14.645        $12.961              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.735        $10.670         $9.639         $7.239        $10.503
  Accumulation Unit Value at end of
   period                                $11.886        $10.735        $10.670         $9.639         $7.239
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,276          1,402          1,481          1,520            870
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.359        $15.427        $14.082        $10.687              -
  Accumulation Unit Value at end of
   period                                $16.828        $15.359        $15.427        $14.082              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             11              9              6              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
FIDELITY VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

APP B-40

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.572        $11.181         $8.871         $6.989        $10.774
  Accumulation Unit Value at end of
   period                                $12.299        $10.572        $11.181         $8.871         $6.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 63             71             69             61             45
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.566        $16.637        $13.338        $10.619              -
  Accumulation Unit Value at end of
   period                                $17.919        $15.566        $16.637        $13.338              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              -
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.646        $11.388         $9.080         $6.436        $10.703
  Accumulation Unit Value at end of
   period                                $11.601        $10.646        $11.388         $9.080         $6.436
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 39             45             35             42             27
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.106        $17.411        $14.030        $10.049              -
  Accumulation Unit Value at end of
   period                                $17.368        $16.106        $17.411        $14.030              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              -              1              -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.821        $11.729        $10.755         $8.710        $10.182
  Accumulation Unit Value at end of
   period                                $13.101        $11.821        $11.729        $10.755         $8.710
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                673            719            711            719            382
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.797        $13.834        $12.818        $10.491              -
  Accumulation Unit Value at end of
   period                                $15.131        $13.797        $13.834        $12.818              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             10             10              7              -
HARTFORD BALANCED HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.195        $10.176         $9.225         $7.198        $10.413
  Accumulation Unit Value at end of
   period                                $11.234        $10.195        $10.176         $9.225         $7.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                183            107            126             89             46
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.211        $14.334        $13.132        $10.355              -
  Accumulation Unit Value at end of
   period                                $15.495        $14.211        $14.334        $13.132              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              -              -              -              -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.331         $9.561         $8.343         $5.823        $10.580
  Accumulation Unit Value at end of
   period                                 $9.698         $8.331         $9.561         $8.343         $5.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,010          3,744          3,856          3,572          2,144
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.473        $16.784        $14.800        $10.438              -
  Accumulation Unit Value at end of
   period                                $16.671        $14.473        $16.784        $14.800              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             34             35             28              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD BALANCED HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                    APP B-41

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.401         $9.448         $8.423         $6.815        $10.249
  Accumulation Unit Value at end of
   period                                $10.877         $9.401         $9.448         $8.423         $6.815
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                211            272            237            180             88
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.931        $14.149        $12.746        $10.422              -
  Accumulation Unit Value at end of
   period                                $15.949        $13.931        $14.149        $12.746              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              2              1              -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.712         $9.745         $8.752         $7.136        $10.483
  Accumulation Unit Value at end of
   period                                $10.852         $9.712         $9.745         $8.752         $7.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,874          2,363          2,498          2,174          1,168
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.633        $13.824        $12.545        $10.338              -
  Accumulation Unit Value at end of
   period                                $15.073        $13.633        $13.824        $12.545              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             16             14             11              -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.822         $8.054         $7.167         $5.371        $10.508
  Accumulation Unit Value at end of
   period                                 $8.281         $6.822         $8.054         $7.167         $5.371
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             14             10             22             11
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.963        $15.466        $13.907        $10.534              -
  Accumulation Unit Value at end of
   period                                $15.572        $12.963        $15.466        $13.907              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.751         $9.808         $8.594         $6.148        $10.477
  Accumulation Unit Value at end of
   period                                $10.191         $8.751         $9.808         $8.594         $6.148
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.449        $16.364        $14.491        $10.475              -
  Accumulation Unit Value at end of
   period                                $16.651        $14.449        $16.364        $14.491              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.114        $10.177         $8.667         $6.564        $10.643
  Accumulation Unit Value at end of
   period                                $10.616         $9.114        $10.177         $8.667         $6.564
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6             14             14              2              5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.992        $15.789        $13.588        $10.399              -
  Accumulation Unit Value at end of
   period                                $16.128        $13.992        $15.789        $13.588              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

APP B-42

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.974         $8.897         $7.693         $6.034        $10.179
  Accumulation Unit Value at end of
   period                                 $9.951         $7.974         $8.897         $7.693         $6.034
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                777          1,005          1,007            883            435
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.497        $15.216        $13.297        $10.540              -
  Accumulation Unit Value at end of
   period                                $16.666        $13.497        $15.216        $13.297              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              9             10              3              -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.280        $12.895        $11.287         $7.626        $10.352
  Accumulation Unit Value at end of
   period                                $14.932        $13.280        $12.895        $11.287         $7.626
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                144            148            111             52             28
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.519        $17.191        $15.206        $10.382              -
  Accumulation Unit Value at end of
   period                                $19.493        $17.519        $17.191        $15.206              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              6              6              1              -
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.793         $9.210         $8.178         $6.230        $10.408
  Accumulation Unit Value at end of
   period                                 $9.214         $7.793         $9.210         $8.178         $6.230
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                114            137            177            119             98
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.962        $15.480        $13.891        $10.693              -
  Accumulation Unit Value at end of
   period                                $15.165        $12.962        $15.480        $13.891              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              -              -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.535         $9.693         $9.855        $10.012        $10.013
  Accumulation Unit Value at end of
   period                                 $9.379         $9.535         $9.693         $9.855        $10.012
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                501            789            859            631            526
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.209         $9.461         $9.720         $9.979              -
  Accumulation Unit Value at end of
   period                                 $8.963         $9.209         $9.461         $9.720              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              4              4              -              -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.803        $10.313         $8.446         $6.642        $10.461
  Accumulation Unit Value at end of
   period                                $11.151         $9.803        $10.313         $8.446         $6.642
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             24             21             24             21
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.950        $15.894        $13.154        $10.453              -
  Accumulation Unit Value at end of
   period                                $16.828        $14.950        $15.894        $13.154              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                    APP B-43

-------------------------------------------------------------------------------

                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2012           2011           2010           2009           2008
----------------------------------------------------------------------------------------------------------
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.035        $10.320         $8.337         $5.732        $10.244
  Accumulation Unit Value at
   end of period                  $11.438        $10.035        $10.320         $8.337         $5.732
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      42             57             61             62             40
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $17.485        $18.170        $14.835        $10.307              -
  Accumulation Unit Value at
   end of period                  $19.720        $17.485        $18.170        $14.835              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5              5              5              4              -
HARTFORD SMALLCAP GROWTH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.300        $12.329         $9.179         $6.892        $10.631
  Accumulation Unit Value at
   end of period                  $14.203        $12.300        $12.329         $9.179         $6.892
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      35             87             27             26             13
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $18.404        $18.643        $14.025        $10.642              -
  Accumulation Unit Value at
   end of period                  $21.030        $18.404        $18.643        $14.025              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.547         $9.814         $8.691         $6.242        $10.633
  Accumulation Unit Value at
   end of period                  $10.742         $9.547         $9.814         $8.691         $6.242
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2              3              3              8              7
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.307        $15.900        $14.229        $10.328              -
  Accumulation Unit Value at
   end of period                  $17.042        $15.307        $15.900        $14.229              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HARTFORD TOTAL RETURN BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.331        $10.767        $10.181         $9.000         $9.941
  Accumulation Unit Value at
   end of period                  $11.986        $11.331        $10.767        $10.181         $9.000
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,683          3,028          3,167          2,750          1,387
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $12.510        $12.012        $11.478        $10.253              -
  Accumulation Unit Value at
   end of period                  $13.094        $12.510        $12.012        $11.478              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      26             28             28             17              -
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.273         $9.959         $9.754         $9.592         $9.798
  Accumulation Unit Value at
   end of period                  $10.479        $10.273         $9.959         $9.754         $9.592
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     153            193            191            266            122
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.402        $10.190        $10.086        $10.024              -
  Accumulation Unit Value at
   end of period                  $10.499        $10.402        $10.190        $10.086              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -             18              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2007           2006           2005           2004           2003
-------------------------------  --------------------------------------------------------------------
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HARTFORD SMALLCAP GROWTH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HARTFORD TOTAL RETURN BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

APP B-44

-------------------------------------------------------------------------------

                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2012           2011           2010           2009           2008
----------------------------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.415         $9.762         $8.655         $7.075        $10.637
  Accumulation Unit Value at
   end of period                  $10.834         $9.415         $9.762         $8.655         $7.075
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      34             29             25             25              4
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $13.288        $13.924        $12.475        $10.305              -
  Accumulation Unit Value at
   end of period                  $15.131        $13.288        $13.924        $12.475              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2              2              3              -              -
INVESCO V.I. BALANCED RISK
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.926        $10.345              -              -              -
  Accumulation Unit Value at
   end of period                  $11.891        $10.926              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     346             76              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.836        $10.331              -              -              -
  Accumulation Unit Value at
   end of period                  $11.669        $10.836              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       7              -              -              -              -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.622         $9.811         $9.130         $7.252        $10.385
  Accumulation Unit Value at
   end of period                  $10.753         $9.622         $9.811         $9.130         $7.252
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      10             14             10             16             15
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $13.080        $13.478        $12.674        $10.174              -
  Accumulation Unit Value at
   end of period                  $14.465        $13.080        $13.478        $12.674              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              1              1              -              -
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $8.595         $9.394         $8.481         $6.391        $10.303
  Accumulation Unit Value at
   end of period                   $9.744         $8.595         $9.394         $8.481         $6.391
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     317            362            340            311            187
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $13.863        $15.313        $13.971        $10.639              -
  Accumulation Unit Value at
   end of period                  $15.552        $13.863        $15.313        $13.971              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4              4              3              1              -
INVESCO V.I. SMALL CAP EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.991        $11.285         $8.948         $7.524        $10.730
  Accumulation Unit Value at
   end of period                  $12.287        $10.991        $11.285         $8.948         $7.524
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      57             75             58             23             19
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.802        $15.359        $12.307        $10.458              -
  Accumulation Unit Value at
   end of period                  $16.376        $14.802        $15.359        $12.307              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              1              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2007           2006           2005           2004           2003
-------------------------------  --------------------------------------------------------------------
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. BALANCED RISK
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. SMALL CAP EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                                    APP B-45

-------------------------------------------------------------------------------

                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2012           2011           2010           2009           2008
----------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I.
 AMERICAN FRANCHISE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.135              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.822              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      22              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.117              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.736              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO VAN KAMPEN V.I.
 AMERICAN VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.275        $10.360         $8.620         $6.298        $10.475
  Accumulation Unit Value at
   end of period                  $11.833        $10.275        $10.360         $8.620         $6.298
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      13             23             27             23             15
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.688        $17.004        $14.298        $10.555              -
  Accumulation Unit Value at
   end of period                  $19.017        $16.688        $17.004        $14.298              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO VAN KAMPEN V.I. GROWTH
 AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.421         $9.799         $8.880         $7.274        $10.476
  Accumulation Unit Value at
   end of period                  $10.597         $9.421         $9.799         $8.880         $7.274
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      18             19             20             21             19
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $12.993        $13.657        $12.506        $10.353              -
  Accumulation Unit Value at
   end of period                  $14.461        $12.993        $13.657        $12.506              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO VAN KAMPEN V.I. MID CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.015              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.858              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      18              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.998              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.772              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2007           2006           2005           2004           2003
-------------------------------  -------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I.
 AMERICAN FRANCHISE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO VAN KAMPEN V.I.
 AMERICAN VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO VAN KAMPEN V.I. GROWTH
 AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO VAN KAMPEN V.I. MID CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

APP B-46

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.465        $12.141        $10.989         $8.318        $10.285
  Accumulation Unit Value at end of
   period                                $13.798        $12.465        $12.141        $10.989         $8.318
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                317            347            402            430            242
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.249        $15.009        $13.729        $10.501              -
  Accumulation Unit Value at end of
   period                                $16.703        $15.249        $15.009        $13.729              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              2              -
LORD ABBETT CALIBRATED DIVIDEND GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.607        $10.763         $9.534         $7.854        $10.366
  Accumulation Unit Value at end of
   period                                $11.733        $10.607        $10.763         $9.534         $7.854
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                101            102             79             64             37
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.624        $13.970        $12.505        $10.410              -
  Accumulation Unit Value at end of
   period                                $14.913        $13.624        $13.970        $12.505              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              -              -              -
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.602         $9.312         $8.063         $6.894        $10.527
  Accumulation Unit Value at end of
   period                                 $9.484         $8.602         $9.312         $8.063         $6.894
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                106            152            156            161            115
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.501        $13.675        $11.966        $10.339              -
  Accumulation Unit Value at end of
   period                                $13.639        $12.501        $13.675        $11.966              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.118        $10.344         $9.142         $6.768        $10.619
  Accumulation Unit Value at end of
   period                                $11.652        $10.118        $10.344         $9.142         $6.768
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 72             92             66              4              4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.629        $15.114        $13.499        $10.099              -
  Accumulation Unit Value at end of
   period                                $16.671        $14.629        $15.114        $13.499              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
LORD ABBETT CALIBRATED DIVIDEND GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                    APP B-47

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.265         $9.653         $8.850         $7.110        $10.600
  Accumulation Unit Value at end of
   period                                $10.830         $9.265         $9.653         $8.850         $7.110
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              3              4              2              3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.896        $13.578        $12.581        $10.213              -
  Accumulation Unit Value at end of
   period                                $14.917        $12.896        $13.578        $12.581              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              1              -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.009        $11.466        $10.874         $9.537        $10.040
  Accumulation Unit Value at end of
   period                                $12.646        $12.009        $11.466        $10.874         $9.537
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                242            265            188             56             15
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.538        $12.098        $11.593        $10.276              -
  Accumulation Unit Value at end of
   period                                $13.065        $12.538        $12.098        $11.593              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              4              -              -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.999        $10.007         $9.279         $8.013        $10.255
  Accumulation Unit Value at end of
   period                                $10.911         $9.999        $10.007         $9.279         $8.013
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                240            260            269            233            129
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.443        $12.585        $11.793        $10.292              -
  Accumulation Unit Value at end of
   period                                $13.436        $12.443        $12.585        $11.793              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              5              5              -              -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.357         $9.557         $8.736         $7.253        $10.526
  Accumulation Unit Value at end of
   period                                $10.665         $9.357         $9.557         $8.736         $7.253
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                524            666            641            552            308
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.978        $13.396        $12.374        $10.382              -
  Accumulation Unit Value at end of
   period                                $14.639        $12.978        $13.396        $12.374              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              8              8              3              -
MUTUAL GLOBAL DISCOVERY SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.594        $10.063         $9.145         $7.547        $10.225
  Accumulation Unit Value at end of
   period                                $10.689         $9.594        $10.063         $9.145         $7.547
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                189            266            288            264            162
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.497        $13.247        $12.165        $10.145              -
  Accumulation Unit Value at end of
   period                                $13.778        $12.497        $13.247        $12.165              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              8              8              6              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MUTUAL GLOBAL DISCOVERY SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

APP B-48

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.812         $9.060         $8.294         $6.695        $10.230
  Accumulation Unit Value at end of
   period                                 $9.899         $8.812         $9.060         $8.294         $6.695
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                876            983            968            856            430
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.153        $13.666        $12.642        $10.313              -
  Accumulation Unit Value at end of
   period                                $14.620        $13.153        $13.666        $12.642              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             13             13              7              -
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.899         $9.173         $8.544         $6.026        $10.874
  Accumulation Unit Value at end of
   period                                 $9.962         $8.899         $9.173         $8.544         $6.026
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              8              9              2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.684        $15.297        $14.399        $10.262              -
  Accumulation Unit Value at end of
   period                                $16.267        $14.684        $15.297        $14.399              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.158        $10.178         $8.943         $6.524        $10.587
  Accumulation Unit Value at end of
   period                                $10.895         $9.158        $10.178         $8.943         $6.524
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                210            250            283            294            203
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.479        $16.262        $14.440        $10.645              -
  Accumulation Unit Value at end of
   period                                $17.046        $14.479        $16.262        $14.440              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              -
OPPENHEIMER MAIN STREET FUND /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.470         $9.658         $8.477         $6.733        $10.551
  Accumulation Unit Value at end of
   period                                $10.862         $9.470         $9.658         $8.477         $6.733
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             16             27             28              7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.175        $14.609        $12.958        $10.401              -
  Accumulation Unit Value at end of
   period                                $16.089        $14.175        $14.609        $12.958              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
OPPENHEIMER MAIN STREET FUND /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                    APP B-49

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-
 CAP FUND /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.553        $10.991         $9.080         $6.744        $10.519
  Accumulation Unit Value at end of
   period                                $12.215        $10.553        $10.991         $9.080         $6.744
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                124            162            171            182            105
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.369        $17.227        $14.383        $10.794              -
  Accumulation Unit Value at end of
   period                                $18.748        $16.369        $17.227        $14.383              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              1              -
OPPENHEIMER VALUE FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.841         $9.410         $8.333         $6.390        $10.773
  Accumulation Unit Value at end of
   period                                 $9.834         $8.841         $9.410         $8.333         $6.390
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              2              2              2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.653        $14.685        $13.141        $10.183              -
  Accumulation Unit Value at end of
   period                                $15.028        $13.653        $14.685        $13.141              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.441        $12.012        $10.839         $7.093        $10.239
  Accumulation Unit Value at end of
   period                                $12.551        $11.441        $12.012        $10.839         $7.093
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                435            471            478            484            267
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.309        $17.304        $15.778        $10.433              -
  Accumulation Unit Value at end of
   period                                $17.704        $16.309        $17.304        $15.778              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              5              3              -
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.150        $10.362         $9.185         $6.907        $10.295
  Accumulation Unit Value at end of
   period                                $11.401        $10.150        $10.362         $9.185         $6.907
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              4              2              2              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.872        $15.344        $13.744        $10.444              -
  Accumulation Unit Value at end of
   period                                $16.532        $14.872        $15.344        $13.744              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.571         $8.043         $7.431         $6.062        $10.500
  Accumulation Unit Value at end of
   period                                 $7.881         $6.571         $8.043         $7.431         $6.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             10              5              5              3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.222        $13.880        $12.960        $10.683              -
  Accumulation Unit Value at end of
   period                                $13.317        $11.222        $13.880        $12.960              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-
 CAP FUND /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
OPPENHEIMER VALUE FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

APP B-50

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.509         $7.676         $7.284         $5.869        $10.579
  Accumulation Unit Value at end of
   period                                 $7.793         $6.509         $7.676         $7.284         $5.869
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             27              4              4              3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.545        $13.757        $13.193        $10.741              -
  Accumulation Unit Value at end of
   period                                $13.676        $11.545        $13.757        $13.193              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.882        $10.545         $8.509         $6.577        $10.314
  Accumulation Unit Value at end of
   period                                $11.420         $9.882        $10.545         $8.509         $6.577
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              7              5              5              5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.581        $16.802        $13.701        $10.702              -
  Accumulation Unit Value at end of
   period                                $17.818        $15.581        $16.802        $13.701              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.207         $9.919         $8.589         $5.063         $9.905
  Accumulation Unit Value at end of
   period                                 $9.126         $8.207         $9.919         $8.589         $5.063
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                111            120            124            151             86
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.336        $19.953        $17.459        $10.401              -
  Accumulation Unit Value at end of
   period                                $17.977        $16.336        $19.953        $17.459              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              7              7              1              -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.058         $9.178         $8.609         $6.396        $10.347
  Accumulation Unit Value at end of
   period                                 $9.363         $8.058         $9.178         $8.609         $6.396
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 86             98             64             28             16
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.062        $15.035        $14.252        $10.700              -
  Accumulation Unit Value at end of
   period                                $15.020        $13.062        $15.035        $14.252              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              1              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                    APP B-51

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.633        $12.967        $11.535         $9.889         $9.906
  Accumulation Unit Value at end of
   period                                $14.286        $12.633        $12.967        $11.535         $9.889
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                441            480            501            420            182
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.181        $13.673        $12.291        $10.649              -
  Accumulation Unit Value at end of
   period                                $14.751        $13.181        $13.673        $12.291              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9              8              2              -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.867         $8.613         $8.159         $6.333        $10.340
  Accumulation Unit Value at end of
   period                                 $9.365         $7.867         $8.613         $8.159         $6.333
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                427            389            384            313            153
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.790        $14.151        $13.547        $10.626              -
  Accumulation Unit Value at end of
   period                                $15.066        $12.790        $14.151        $13.547              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 39             44             23             21              -
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.719        $11.739         $9.023         $5.829        $10.714
  Accumulation Unit Value at end of
   period                                $11.438        $10.719        $11.739         $9.023         $5.829
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 80            127            111             98             68
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.314        $20.270        $15.744        $10.278              -
  Accumulation Unit Value at end of
   period                                $19.340        $18.314        $20.270        $15.744              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

(a)  Inception date April 30, 2012.

OUTLOOK

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.292         $9.744         $8.982         $7.337        $10.397
  Accumulation Unit Value at end of
   period                                $10.362         $9.292         $9.744         $8.982         $7.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                146            212            222            222             97
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.887        $13.657        $12.721        $10.501              -
  Accumulation Unit Value at end of
   period                                $14.222        $12.887        $13.657        $12.721              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

APP B-52

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.810         $8.247         $7.445         $5.436        $10.457
  Accumulation Unit Value at end of
   period                                 $7.720         $6.810         $8.247         $7.445         $5.436
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             21             24             26             30
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.022        $15.935        $14.538        $10.727              -
  Accumulation Unit Value at end of
   period                                $14.607        $13.022        $15.935        $14.538              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              2              -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.507         $6.949         $6.773         $5.125        $10.781
  Accumulation Unit Value at end of
   period                                 $6.185         $5.507         $6.949         $6.773         $5.125
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                373            399            381            352            228
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.042        $14.081        $13.870        $10.606              -
  Accumulation Unit Value at end of
   period                                $12.273        $11.042        $14.081        $13.870              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              4              1              -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.483        $11.663         $9.367         $6.675        $10.790
  Accumulation Unit Value at end of
   period                                $12.216        $10.483        $11.663         $9.367         $6.675
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23             27             31             27             22
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.611        $18.676        $15.157        $10.915              -
  Accumulation Unit Value at end of
   period                                $19.155        $16.611        $18.676        $15.157              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              2              -              -
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.895         $8.342         $7.612         $6.393        $10.560
  Accumulation Unit Value at end of
   period                                 $8.973         $7.895         $8.342         $7.612         $6.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              4              2              2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.463        $13.306        $12.269        $10.414              -
  Accumulation Unit Value at end of
   period                                $14.016        $12.463        $13.306        $12.269              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                    APP B-53

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.635         $9.697         $8.791         $7.232        $10.072
  Accumulation Unit Value at end of
   period                                $10.975         $9.635         $9.697         $8.791         $7.232
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                285            392            309            332            261
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.270        $13.497        $12.365        $10.279              -
  Accumulation Unit Value at end of
   period                                $14.958        $13.270        $13.497        $12.365              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 33             34             35             22              -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.941         $9.200         $8.352         $6.662        $10.221
  Accumulation Unit Value at end of
   period                                 $9.985         $8.941         $9.200         $8.352         $6.662
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                120            151            158            150            110
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.473        $14.008        $12.852        $10.359              -
  Accumulation Unit Value at end of
   period                                $14.888        $13.473        $14.008        $12.852              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              5              8              -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.657        $10.236         $9.804         $8.880        $10.017
  Accumulation Unit Value at end of
   period                                $11.009        $10.657        $10.236         $9.804         $8.880
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                833            882            970            891            411
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.030        $11.677        $11.302        $10.345              -
  Accumulation Unit Value at end of
   period                                $12.297        $12.030        $11.677        $11.302              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             11              9              7              -
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.092        $10.814        $10.486         $9.741         $9.982
  Accumulation Unit Value at end of
   period                                $11.547        $11.092        $10.814        $10.486         $9.741
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 96            130            138            143             92
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.775        $11.601        $11.367        $10.672              -
  Accumulation Unit Value at end of
   period                                $12.130        $11.775        $11.601        $11.367              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              1              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

APP B-54

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.392         $9.000         $8.212         $5.990        $10.078
  Accumulation Unit Value at end of
   period                                 $9.683         $8.392         $9.000         $8.212         $5.990
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                292            370            400            442            310
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.313        $15.511        $14.303        $10.544              -
  Accumulation Unit Value at end of
   period                                $16.342        $14.313        $15.511        $14.303              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              5              5              -
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.647         $9.680         $8.833         $6.334        $10.057
  Accumulation Unit Value at end of
   period                                $10.393         $8.647         $9.680         $8.833         $6.334
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 80            133             97            105             82
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.046        $15.891        $14.654        $10.618              -
  Accumulation Unit Value at end of
   period                                $16.707        $14.046        $15.891        $14.654              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              4              3              -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.587         $9.570         $7.970         $5.040        $10.088
  Accumulation Unit Value at end of
   period                                 $8.795         $7.587         $9.570         $7.970         $5.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                216            247            277            273            174
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.449        $19.693        $16.575        $10.591              -
  Accumulation Unit Value at end of
   period                                $17.721        $15.449        $19.693        $16.575              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              5              5              -
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.692         $9.260         $7.954         $5.817        $10.075
  Accumulation Unit Value at end of
   period                                $10.052         $8.692         $9.260         $7.954         $5.817
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,261          1,559          1,663          1,552            942
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.952        $16.097        $13.972        $10.325              -
  Accumulation Unit Value at end of
   period                                $17.110        $14.952        $16.097        $13.972              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 30             30             29             23              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                    APP B-55

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.709         $9.046         $8.276         $6.430        $10.187
  Accumulation Unit Value at end of
   period                                $10.037         $8.709         $9.046         $8.276         $6.430
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                651            752            819            752            478
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.480        $14.149        $13.082        $10.271              -
  Accumulation Unit Value at end of
   period                                $15.373        $13.480        $14.149        $13.082              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9              8             13              -
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.504         $8.895         $8.457         $6.023        $10.059
  Accumulation Unit Value at end of
   period                                 $8.678         $7.504         $8.895         $8.457         $6.023
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,082          1,252          1,101            983            579
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.980        $15.548        $14.939        $10.751              -
  Accumulation Unit Value at end of
   period                                $14.855        $12.980        $15.548        $14.939              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             13             12              8              -
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.496        $10.071         $8.710         $5.937        $10.052
  Accumulation Unit Value at end of
   period                                 $9.817         $8.496        $10.071         $8.710         $5.937
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                144            189            266            292            207
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.536        $17.412        $15.219        $10.483              -
  Accumulation Unit Value at end of
   period                                $16.621        $14.536        $17.412        $15.219              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             17             15             12              -
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.286         $9.711         $8.443         $6.336        $10.608
  Accumulation Unit Value at end of
   period                                $10.608         $9.286         $9.711         $8.443         $6.336
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                382            521            530            512            384
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.501        $15.325        $13.465        $10.211              -
  Accumulation Unit Value at end of
   period                                $16.393        $14.501        $15.325        $13.465              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             13             13              4              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

APP B-56

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.463         $9.894         $8.525         $6.383        $10.293
  Accumulation Unit Value at end of
   period                                $11.379         $9.463         $9.894         $8.525         $6.383
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              2              7              7              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.155        $16.014        $13.944        $10.550              -
  Accumulation Unit Value at end of
   period                                $18.034        $15.155        $16.014        $13.944              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FIDELITY VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.809         $8.959         $7.353         $5.842        $10.329
  Accumulation Unit Value at end of
   period                                 $9.913         $8.809         $8.959         $7.353         $5.842
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             41             26             27              7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.716        $15.124        $12.545        $10.071              -
  Accumulation Unit Value at end of
   period                                $16.388        $14.716        $15.124        $12.545              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.784        $11.157         $8.822         $6.418        $10.251
  Accumulation Unit Value at end of
   period                                $11.025         $9.784        $11.157         $8.822         $6.418
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                311            370            412            436            302
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.501        $17.865        $14.275        $10.494              -
  Accumulation Unit Value at end of
   period                                $17.286        $15.501        $17.865        $14.275              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             13             12              6              -
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.165        $10.243         $8.242         $5.332        $10.457
  Accumulation Unit Value at end of
   period                                $11.454         $9.165        $10.243         $8.242         $5.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             79             59             17             15
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.885        $20.200        $16.426        $10.738              -
  Accumulation Unit Value at end of
   period                                $22.120        $17.885        $20.200        $16.426              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FIDELITY VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                    APP B-57

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.081        $10.778         $9.439         $7.232        $10.888
  Accumulation Unit Value at end of
   period                                $10.832        $10.081        $10.778         $9.439         $7.232
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             19             20             20             12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.555        $14.645        $12.961        $10.035              -
  Accumulation Unit Value at end of
   period                                $14.414        $13.555        $14.645        $12.961              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.735        $10.670         $9.639         $7.239        $10.503
  Accumulation Unit Value at end of
   period                                $11.886        $10.735        $10.670         $9.639         $7.239
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,276          1,402          1,481          1,520            870
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.359        $15.427        $14.082        $10.687              -
  Accumulation Unit Value at end of
   period                                $16.828        $15.359        $15.427        $14.082              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             11              9              6              -
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.572        $11.181         $8.871         $6.989        $10.774
  Accumulation Unit Value at end of
   period                                $12.299        $10.572        $11.181         $8.871         $6.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 63             71             69             61             45
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.566        $16.637        $13.338        $10.619              -
  Accumulation Unit Value at end of
   period                                $17.919        $15.566        $16.637        $13.338              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              -
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.646        $11.388         $9.080         $6.436        $10.703
  Accumulation Unit Value at end of
   period                                $11.601        $10.646        $11.388         $9.080         $6.436
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 39             45             35             42             27
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.106        $17.411        $14.030        $10.049              -
  Accumulation Unit Value at end of
   period                                $17.368        $16.106        $17.411        $14.030              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              -              1              -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.821        $11.729        $10.755         $8.710        $10.182
  Accumulation Unit Value at end of
   period                                $13.101        $11.821        $11.729        $10.755         $8.710
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                673            719            711            719            382
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.797        $13.834        $12.818        $10.491              -
  Accumulation Unit Value at end of
   period                                $15.131        $13.797        $13.834        $12.818              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             10             10              7              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

APP B-58

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
HARTFORD BALANCED HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.195        $10.176         $9.225         $7.198        $10.413
  Accumulation Unit Value at end of
   period                                $11.234        $10.195        $10.176         $9.225         $7.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                183            107            126             89             46
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.211        $14.334        $13.132        $10.355              -
  Accumulation Unit Value at end of
   period                                $15.495        $14.211        $14.334        $13.132              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              -              -              -              -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.331         $9.561         $8.343         $5.823        $10.580
  Accumulation Unit Value at end of
   period                                 $9.698         $8.331         $9.561         $8.343         $5.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,010          3,744          3,856          3,572          2,144
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.473        $16.784        $14.800        $10.438              -
  Accumulation Unit Value at end of
   period                                $16.671        $14.473        $16.784        $14.800              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             34             35             28              -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.401         $9.448         $8.423         $6.815        $10.249
  Accumulation Unit Value at end of
   period                                $10.877         $9.401         $9.448         $8.423         $6.815
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                211            272            237            180             88
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.931        $14.149        $12.746        $10.422              -
  Accumulation Unit Value at end of
   period                                $15.949        $13.931        $14.149        $12.746              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              2              1              -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.712         $9.745         $8.752         $7.136        $10.483
  Accumulation Unit Value at end of
   period                                $10.852         $9.712         $9.745         $8.752         $7.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,874          2,363          2,498          2,174          1,168
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.633        $13.824        $12.545        $10.338              -
  Accumulation Unit Value at end of
   period                                $15.073        $13.633        $13.824        $12.545              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             16             14             11              -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.822         $8.054         $7.167         $5.371        $10.508
  Accumulation Unit Value at end of
   period                                 $8.281         $6.822         $8.054         $7.167         $5.371
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             14             10             22             11
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.963        $15.466        $13.907        $10.534              -
  Accumulation Unit Value at end of
   period                                $15.572        $12.963        $15.466        $13.907              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
HARTFORD BALANCED HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                    APP B-59

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.751         $9.808         $8.594         $6.148        $10.477
  Accumulation Unit Value at end of
   period                                $10.191         $8.751         $9.808         $8.594         $6.148
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.449        $16.364        $14.491        $10.475              -
  Accumulation Unit Value at end of
   period                                $16.651        $14.449        $16.364        $14.491              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.114        $10.177         $8.667         $6.564        $10.643
  Accumulation Unit Value at end of
   period                                $10.616         $9.114        $10.177         $8.667         $6.564
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6             14             14              2              5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.992        $15.789        $13.588        $10.399              -
  Accumulation Unit Value at end of
   period                                $16.128        $13.992        $15.789        $13.588              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.974         $8.897         $7.693         $6.034        $10.179
  Accumulation Unit Value at end of
   period                                 $9.951         $7.974         $8.897         $7.693         $6.034
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                777          1,005          1,007            883            435
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.497        $15.216        $13.297        $10.540              -
  Accumulation Unit Value at end of
   period                                $16.666        $13.497        $15.216        $13.297              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              9             10              3              -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.280        $12.895        $11.287         $7.626        $10.352
  Accumulation Unit Value at end of
   period                                $14.932        $13.280        $12.895        $11.287         $7.626
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                144            148            111             52             28
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.519        $17.191        $15.206        $10.382              -
  Accumulation Unit Value at end of
   period                                $19.493        $17.519        $17.191        $15.206              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              6              6              1              -
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.793         $9.210         $8.178         $6.230        $10.408
  Accumulation Unit Value at end of
   period                                 $9.214         $7.793         $9.210         $8.178         $6.230
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                114            137            177            119             98
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.962        $15.480        $13.891        $10.693              -
  Accumulation Unit Value at end of
   period                                $15.165        $12.962        $15.480        $13.891              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

APP B-60

-------------------------------------------------------------------------------

                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2012           2011           2010           2009           2008
----------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.535         $9.693         $9.855        $10.012        $10.013
  Accumulation Unit Value at
   end of period                   $9.379         $9.535         $9.693         $9.855        $10.012
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     501            789            859            631            526
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.209         $9.461         $9.720         $9.979              -
  Accumulation Unit Value at
   end of period                   $8.963         $9.209         $9.461         $9.720              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       7              4              4              -              -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.803        $10.313         $8.446         $6.642        $10.461
  Accumulation Unit Value at
   end of period                  $11.151         $9.803        $10.313         $8.446         $6.642
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      16             24             21             24             21
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.950        $15.894        $13.154        $10.453              -
  Accumulation Unit Value at
   end of period                  $16.828        $14.950        $15.894        $13.154              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              1              1              -              -
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.035        $10.320         $8.337         $5.732        $10.244
  Accumulation Unit Value at
   end of period                  $11.438        $10.035        $10.320         $8.337         $5.732
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      42             57             61             62             40
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $17.485        $18.170        $14.835        $10.307              -
  Accumulation Unit Value at
   end of period                  $19.720        $17.485        $18.170        $14.835              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5              5              5              4              -
HARTFORD SMALLCAP GROWTH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.300        $12.329         $9.179         $6.892        $10.631
  Accumulation Unit Value at
   end of period                  $14.203        $12.300        $12.329         $9.179         $6.892
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      35             87             27             26             13
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $18.404        $18.643        $14.025        $10.642              -
  Accumulation Unit Value at
   end of period                  $21.030        $18.404        $18.643        $14.025              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.547         $9.814         $8.691         $6.242        $10.633
  Accumulation Unit Value at
   end of period                  $10.742         $9.547         $9.814         $8.691         $6.242
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2              3              3              8              7
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.307        $15.900        $14.229        $10.328              -
  Accumulation Unit Value at
   end of period                  $17.042        $15.307        $15.900        $14.229              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2007           2006           2005           2004           2003
-------------------------------  --------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HARTFORD SMALLCAP GROWTH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                                    APP B-61

-------------------------------------------------------------------------------

                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2012           2011           2010           2009           2008
----------------------------------------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.331        $10.767        $10.181         $9.000         $9.941
  Accumulation Unit Value at
   end of period                  $11.986        $11.331        $10.767        $10.181         $9.000
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,683          3,028          3,167          2,750          1,387
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $12.510        $12.012        $11.478        $10.253              -
  Accumulation Unit Value at
   end of period                  $13.094        $12.510        $12.012        $11.478              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      26             28             28             17              -
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.273         $9.959         $9.754         $9.592         $9.798
  Accumulation Unit Value at
   end of period                  $10.479        $10.273         $9.959         $9.754         $9.592
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     153            193            191            266            122
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.402        $10.190        $10.086        $10.024              -
  Accumulation Unit Value at
   end of period                  $10.499        $10.402        $10.190        $10.086              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -             18              -              -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.415         $9.762         $8.655         $7.075        $10.637
  Accumulation Unit Value at
   end of period                  $10.834         $9.415         $9.762         $8.655         $7.075
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      34             29             25             25              4
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $13.288        $13.924        $12.475        $10.305              -
  Accumulation Unit Value at
   end of period                  $15.131        $13.288        $13.924        $12.475              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2              2              3              -              -
INVESCO V.I. BALANCED RISK
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.926        $10.345              -              -              -
  Accumulation Unit Value at
   end of period                  $11.891        $10.926              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     346             76              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.836        $10.331              -              -              -
  Accumulation Unit Value at
   end of period                  $11.669        $10.836              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       7              -              -              -              -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.622         $9.811         $9.130         $7.252        $10.385
  Accumulation Unit Value at
   end of period                  $10.753         $9.622         $9.811         $9.130         $7.252
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      10             14             10             16             15
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $13.080        $13.478        $12.674        $10.174              -
  Accumulation Unit Value at
   end of period                  $14.465        $13.080        $13.478        $12.674              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              1              1              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2007           2006           2005           2004           2003
-------------------------------  --------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. BALANCED RISK
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

APP B-62

-------------------------------------------------------------------------------

                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2012           2011           2010           2009           2008
----------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $8.595         $9.394         $8.481         $6.391        $10.303
  Accumulation Unit Value at
   end of period                   $9.744         $8.595         $9.394         $8.481         $6.391
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     317            362            340            311            187
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $13.863        $15.313        $13.971        $10.639              -
  Accumulation Unit Value at
   end of period                  $15.552        $13.863        $15.313        $13.971              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4              4              3              1              -
INVESCO V.I. SMALL CAP EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.991        $11.285         $8.948         $7.524        $10.730
  Accumulation Unit Value at
   end of period                  $12.287        $10.991        $11.285         $8.948         $7.524
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      57             75             58             23             19
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $14.802        $15.359        $12.307        $10.458              -
  Accumulation Unit Value at
   end of period                  $16.376        $14.802        $15.359        $12.307              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              1              -              -
INVESCO VAN KAMPEN V.I.
 AMERICAN FRANCHISE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.135              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.822              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      22              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.117              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.736              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO VAN KAMPEN V.I.
 AMERICAN VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.275        $10.360         $8.620         $6.298        $10.475
  Accumulation Unit Value at
   end of period                  $11.833        $10.275        $10.360         $8.620         $6.298
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      13             23             27             23             15
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.688        $17.004        $14.298        $10.555              -
  Accumulation Unit Value at
   end of period                  $19.017        $16.688        $17.004        $14.298              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2007           2006           2005           2004           2003
-------------------------------  -------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO V.I. SMALL CAP EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO VAN KAMPEN V.I.
 AMERICAN FRANCHISE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO VAN KAMPEN V.I.
 AMERICAN VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

                                                                    APP B-63

-------------------------------------------------------------------------------

                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2012           2011           2010           2009           2008
----------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH
 AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.421         $9.799         $8.880         $7.274        $10.476
  Accumulation Unit Value at
   end of period                  $10.597         $9.421         $9.799         $8.880         $7.274
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      18             19             20             21             19
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $12.993        $13.657        $12.506        $10.353              -
  Accumulation Unit Value at
   end of period                  $14.461        $12.993        $13.657        $12.506              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO VAN KAMPEN V.I. MID CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.015              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.858              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      18              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.998              -              -              -              -
  Accumulation Unit Value at
   end of period                   $9.772              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
LORD ABBETT BOND-DEBENTURE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $12.465        $12.141        $10.989         $8.318        $10.285
  Accumulation Unit Value at
   end of period                  $13.798        $12.465        $12.141        $10.989         $8.318
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     317            347            402            430            242
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.249        $15.009        $13.729        $10.501              -
  Accumulation Unit Value at
   end of period                  $16.703        $15.249        $15.009        $13.729              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3              3              3              2              -
LORD ABBETT CALIBRATED DIVIDEND
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.607        $10.763         $9.534         $7.854        $10.366
  Accumulation Unit Value at
   end of period                  $11.733        $10.607        $10.763         $9.534         $7.854
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     101            102             79             64             37
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $13.624        $13.970        $12.505        $10.410              -
  Accumulation Unit Value at
   end of period                  $14.913        $13.624        $13.970        $12.505              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              1              -              -              -

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2007           2006           2005           2004           2003
-------------------------------  -------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH
 AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
INVESCO VAN KAMPEN V.I. MID CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -(a)
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
LORD ABBETT BOND-DEBENTURE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
LORD ABBETT CALIBRATED DIVIDEND
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                  -              -              -              -              -
  Accumulation Unit Value at
   end of period                        -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       -              -              -              -              -

APP B-64

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.602         $9.312         $8.063         $6.894        $10.527
  Accumulation Unit Value at end of
   period                                 $9.484         $8.602         $9.312         $8.063         $6.894
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                106            152            156            161            115
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.501        $13.675        $11.966        $10.339              -
  Accumulation Unit Value at end of
   period                                $13.639        $12.501        $13.675        $11.966              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.118        $10.344         $9.142         $6.768        $10.619
  Accumulation Unit Value at end of
   period                                $11.652        $10.118        $10.344         $9.142         $6.768
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 72             92             66              4              4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.629        $15.114        $13.499        $10.099              -
  Accumulation Unit Value at end of
   period                                $16.671        $14.629        $15.114        $13.499              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.265         $9.653         $8.850         $7.110        $10.600
  Accumulation Unit Value at end of
   period                                $10.830         $9.265         $9.653         $8.850         $7.110
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              3              4              2              3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.896        $13.578        $12.581        $10.213              -
  Accumulation Unit Value at end of
   period                                $14.917        $12.896        $13.578        $12.581              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              1              -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.009        $11.466        $10.874         $9.537        $10.040
  Accumulation Unit Value at end of
   period                                $12.646        $12.009        $11.466        $10.874         $9.537
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                242            265            188             56             15
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.538        $12.098        $11.593        $10.276              -
  Accumulation Unit Value at end of
   period                                $13.065        $12.538        $12.098        $11.593              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              4              -              -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.999        $10.007         $9.279         $8.013        $10.255
  Accumulation Unit Value at end of
   period                                $10.911         $9.999        $10.007         $9.279         $8.013
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                240            260            269            233            129
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.443        $12.585        $11.793        $10.292              -
  Accumulation Unit Value at end of
   period                                $13.436        $12.443        $12.585        $11.793              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              5              5              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                    APP B-65

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.357         $9.557         $8.736         $7.253        $10.526
  Accumulation Unit Value at end of
   period                                $10.665         $9.357         $9.557         $8.736         $7.253
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                524            666            641            552            308
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.978        $13.396        $12.374        $10.382              -
  Accumulation Unit Value at end of
   period                                $14.639        $12.978        $13.396        $12.374              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              8              8              3              -
MUTUAL GLOBAL DISCOVERY SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.594        $10.063         $9.145         $7.547        $10.225
  Accumulation Unit Value at end of
   period                                $10.689         $9.594        $10.063         $9.145         $7.547
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                189            266            288            264            162
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.497        $13.247        $12.165        $10.145              -
  Accumulation Unit Value at end of
   period                                $13.778        $12.497        $13.247        $12.165              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              8              8              6              -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.812         $9.060         $8.294         $6.695        $10.230
  Accumulation Unit Value at end of
   period                                 $9.899         $8.812         $9.060         $8.294         $6.695
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                876            983            968            856            430
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.153        $13.666        $12.642        $10.313              -
  Accumulation Unit Value at end of
   period                                $14.620        $13.153        $13.666        $12.642              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             13             13              7              -
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.899         $9.173         $8.544         $6.026        $10.874
  Accumulation Unit Value at end of
   period                                 $9.962         $8.899         $9.173         $8.544         $6.026
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              8              9              2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.684        $15.297        $14.399        $10.262              -
  Accumulation Unit Value at end of
   period                                $16.267        $14.684        $15.297        $14.399              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.158        $10.178         $8.943         $6.524        $10.587
  Accumulation Unit Value at end of
   period                                $10.895         $9.158        $10.178         $8.943         $6.524
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                210            250            283            294            203
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.479        $16.262        $14.440        $10.645              -
  Accumulation Unit Value at end of
   period                                $17.046        $14.479        $16.262        $14.440              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MUTUAL GLOBAL DISCOVERY SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

APP B-66

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.470         $9.658         $8.477         $6.733        $10.551
  Accumulation Unit Value at end of
   period                                $10.862         $9.470         $9.658         $8.477         $6.733
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             16             27             28              7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.175        $14.609        $12.958        $10.401              -
  Accumulation Unit Value at end of
   period                                $16.089        $14.175        $14.609        $12.958              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
OPPENHEIMER MAIN STREET SMALL- & MID-
 CAP FUND /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.553        $10.991         $9.080         $6.744        $10.519
  Accumulation Unit Value at end of
   period                                $12.215        $10.553        $10.991         $9.080         $6.744
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                124            162            171            182            105
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.369        $17.227        $14.383        $10.794              -
  Accumulation Unit Value at end of
   period                                $18.748        $16.369        $17.227        $14.383              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              1              -
OPPENHEIMER VALUE FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.841         $9.410         $8.333         $6.390        $10.773
  Accumulation Unit Value at end of
   period                                 $9.834         $8.841         $9.410         $8.333         $6.390
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              2              2              2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.653        $14.685        $13.141        $10.183              -
  Accumulation Unit Value at end of
   period                                $15.028        $13.653        $14.685        $13.141              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.441        $12.012        $10.839         $7.093        $10.239
  Accumulation Unit Value at end of
   period                                $12.551        $11.441        $12.012        $10.839         $7.093
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                435            471            478            484            267
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.309        $17.304        $15.778        $10.433              -
  Accumulation Unit Value at end of
   period                                $17.704        $16.309        $17.304        $15.778              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              5              3              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
OPPENHEIMER MAIN STREET SMALL- & MID-
 CAP FUND /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
OPPENHEIMER VALUE FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

                                                                    APP B-67

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.150        $10.362         $9.185         $6.907        $10.295
  Accumulation Unit Value at end of
   period                                $11.401        $10.150        $10.362         $9.185         $6.907
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              4              2              2              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.872        $15.344        $13.744        $10.444              -
  Accumulation Unit Value at end of
   period                                $16.532        $14.872        $15.344        $13.744              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.571         $8.043         $7.431         $6.062        $10.500
  Accumulation Unit Value at end of
   period                                 $7.881         $6.571         $8.043         $7.431         $6.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             10              5              5              3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.222        $13.880        $12.960        $10.683              -
  Accumulation Unit Value at end of
   period                                $13.317        $11.222        $13.880        $12.960              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.509         $7.676         $7.284         $5.869        $10.579
  Accumulation Unit Value at end of
   period                                 $7.793         $6.509         $7.676         $7.284         $5.869
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             27              4              4              3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.545        $13.757        $13.193        $10.741              -
  Accumulation Unit Value at end of
   period                                $13.676        $11.545        $13.757        $13.193              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.882        $10.545         $8.509         $6.577        $10.314
  Accumulation Unit Value at end of
   period                                $11.420         $9.882        $10.545         $8.509         $6.577
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              7              5              5              5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.581        $16.802        $13.701        $10.702              -
  Accumulation Unit Value at end of
   period                                $17.818        $15.581        $16.802        $13.701              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.207         $9.919         $8.589         $5.063         $9.905
  Accumulation Unit Value at end of
   period                                 $9.126         $8.207         $9.919         $8.589         $5.063
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                111            120            124            151             86
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.336        $19.953        $17.459        $10.401              -
  Accumulation Unit Value at end of
   period                                $17.977        $16.336        $19.953        $17.459              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              7              7              1              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

APP B-68

-------------------------------------------------------------------------------

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.058         $9.178         $8.609         $6.396        $10.347
  Accumulation Unit Value at end of
   period                                 $9.363         $8.058         $9.178         $8.609         $6.396
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 86             98             64             28             16
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.062        $15.035        $14.252        $10.700              -
  Accumulation Unit Value at end of
   period                                $15.020        $13.062        $15.035        $14.252              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              1              -
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.633        $12.967        $11.535         $9.889         $9.906
  Accumulation Unit Value at end of
   period                                $14.286        $12.633        $12.967        $11.535         $9.889
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                441            480            501            420            182
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.181        $13.673        $12.291        $10.649              -
  Accumulation Unit Value at end of
   period                                $14.751        $13.181        $13.673        $12.291              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9              8              2              -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.867         $8.613         $8.159         $6.333        $10.340
  Accumulation Unit Value at end of
   period                                 $9.365         $7.867         $8.613         $8.159         $6.333
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                427            389            384            313            153
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.790        $14.151        $13.547        $10.626              -
  Accumulation Unit Value at end of
   period                                $15.066        $12.790        $14.151        $13.547              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 39             44             23             21              -
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.719        $11.739         $9.023         $5.829        $10.714
  Accumulation Unit Value at end of
   period                                $11.438        $10.719        $11.739         $9.023         $5.829
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 80            127            111             98             68
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.314        $20.270        $15.744        $10.278              -
  Accumulation Unit Value at end of
   period                                $19.340        $18.314        $20.270        $15.744              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              -              -

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                   -              -              -              -              -
  Accumulation Unit Value at end of
   period                                      -              -              -              -              -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  -              -              -              -              -

(a)  Inception date April 30, 2012.

                                                                    APP B-69

-------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

CORE

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.435           $9.855           $9.048           $7.361          $10.403
  Accumulation Unit Value at end of
   period                                    $10.565           $9.435           $9.855           $9.048           $7.361
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    716              728              716              642              302
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.047          $13.772          $12.777          $10.505                -
  Accumulation Unit Value at end of
   period                                    $14.456          $13.047          $13.772          $12.777                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                9                9                4                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.916           $8.341           $7.500           $5.454          $10.464
  Accumulation Unit Value at end of
   period                                     $7.870           $6.916           $8.341           $7.500           $5.454
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    341              366              374              387              344
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.184          $16.069          $14.602          $10.731                -
  Accumulation Unit Value at end of
   period                                    $14.848          $13.184          $16.069          $14.602                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                6                6                3                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $5.592           $7.028           $6.823           $5.142          $10.788
  Accumulation Unit Value at end of
   period                                     $6.306           $5.592           $7.028           $6.823           $5.142
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,015            2,050            1,891            1,792              960
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.179          $14.199          $13.931          $10.610                -
  Accumulation Unit Value at end of
   period                                    $12.476          $11.179          $14.199          $13.931                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               11               10                9                -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.645          $11.796           $9.436           $6.697          $10.797
  Accumulation Unit Value at end of
   period                                    $12.455          $10.645          $11.796           $9.436           $6.697
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    284              284              274              195              137
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.818          $18.833          $15.223          $10.919                -
  Accumulation Unit Value at end of
   period                                    $19.471          $16.818          $18.833          $15.223                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                3                -                -
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.017           $8.437           $7.667           $6.414          $10.567
  Accumulation Unit Value at end of
   period                                     $9.148           $8.017           $8.437           $7.667           $6.414
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     29               27               28               23               15
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.618          $13.418          $12.323          $10.418                -
  Accumulation Unit Value at end of
   period                                    $14.247          $12.618          $13.418          $12.323                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
AMERICAN FUNDS ASSET ALLOCATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.777           $9.801           $8.850           $7.251          $10.073
  Accumulation Unit Value at end of
   period                                    $11.182           $9.777           $9.801           $8.850           $7.251
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    990            1,014            1,000            1,132              683
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.436          $13.610          $12.420          $10.283                -
  Accumulation Unit Value at end of
   period                                    $15.205          $13.436          $13.610          $12.420                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               17               23               21                -

APP B-70

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.074           $9.298           $8.408           $6.680          $10.221
  Accumulation Unit Value at end of
   period                                    $10.174           $9.074           $9.298           $8.408           $6.680
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    585              595              669              760              436
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.640          $14.126          $12.908          $10.363                -
  Accumulation Unit Value at end of
   period                                    $15.134          $13.640          $14.126          $12.908                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     49               55               58               33                -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.815          $10.346           $9.869           $8.904          $10.017
  Accumulation Unit Value at end of
   period                                    $11.216          $10.815          $10.346           $9.869           $8.904
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,489            4,591            5,045            4,620            1,830
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.180          $11.775          $11.351          $10.349                -
  Accumulation Unit Value at end of
   period                                    $12.500          $12.180          $11.775          $11.351                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     62               68               66               48                -
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.256          $10.930          $10.556           $9.767           $9.982
  Accumulation Unit Value at end of
   period                                    $11.765          $11.256          $10.930          $10.556           $9.767
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    928              976              885              941              586
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.921          $11.698          $11.417          $10.676                -
  Accumulation Unit Value at end of
   period                                    $12.330          $11.921          $11.698          $11.417                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     33               35               34               17                -
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.517           $9.096           $8.268           $6.007          $10.078
  Accumulation Unit Value at end of
   period                                     $9.866           $8.517           $9.096           $8.268           $6.007
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,594            1,744            1,886            2,128            1,513
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.492          $15.641          $14.366          $10.548                -
  Accumulation Unit Value at end of
   period                                    $16.612          $14.492          $15.641          $14.366                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     32               35               37               24                -
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.775           $9.784           $8.893           $6.351          $10.058
  Accumulation Unit Value at end of
   period                                    $10.589           $8.775           $9.784           $8.893           $6.351
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    613              648              669              691              505
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.221          $16.024          $14.718          $10.622                -
  Accumulation Unit Value at end of
   period                                    $16.983          $14.221          $16.024          $14.718                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     30               30               32               17                -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.699           $9.673           $8.024           $5.054          $10.088
  Accumulation Unit Value at end of
   period                                     $8.960           $7.699           $9.673           $8.024           $5.054
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,583            1,745            1,840            1,874              997
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.641          $19.859          $16.647          $10.596                -
  Accumulation Unit Value at end of
   period                                    $18.014          $15.641          $19.859          $16.647                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     29               33               30               19                -

                                                                    APP B-71

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.821           $9.360           $8.007           $5.832          $10.075
  Accumulation Unit Value at end of
   period                                    $10.241           $8.821           $9.360           $8.007           $5.832
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,049            8,837            9,568            9,213            4,989
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.138          $16.233          $14.033          $10.329                -
  Accumulation Unit Value at end of
   period                                    $17.392          $15.138          $16.233          $14.033                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     86               99              101               82                -
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.838           $9.143           $8.332           $6.447          $10.187
  Accumulation Unit Value at end of
   period                                    $10.226           $8.838           $9.143           $8.332           $6.447
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,165            4,705            5,195            5,146            2,762
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.648          $14.268          $13.140          $10.275                -
  Accumulation Unit Value at end of
   period                                    $15.627          $13.648          $14.268          $13.140                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     80               88               89               58                -
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.615           $8.990           $8.514           $6.039          $10.059
  Accumulation Unit Value at end of
   period                                     $8.842           $7.615           $8.990           $8.514           $6.039
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,157            7,622            7,366            6,677            3,633
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.142          $15.679          $15.005          $10.756                -
  Accumulation Unit Value at end of
   period                                    $15.100          $13.142          $15.679          $15.005                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     60               68               63               40                -
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.622          $10.179           $8.769           $5.953          $10.052
  Accumulation Unit Value at end of
   period                                    $10.002           $8.622          $10.179           $8.769           $5.953
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,129            1,184            1,358            1,334              809
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.717          $17.559          $15.286          $10.487                -
  Accumulation Unit Value at end of
   period                                    $16.896          $14.717          $17.559          $15.286                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     34               36               36               22                -
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.429           $9.821           $8.505           $6.357          $10.615
  Accumulation Unit Value at end of
   period                                    $10.815           $9.429           $9.821           $8.505           $6.357
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,410            2,552            2,665            2,759            1,843
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.682          $15.454          $13.524          $10.215                -
  Accumulation Unit Value at end of
   period                                    $16.664          $14.682          $15.454          $13.524                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23               25               22               15                -
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.609          $10.007           $8.588           $6.404          $10.300
  Accumulation Unit Value at end of
   period                                    $11.601           $9.609          $10.007           $8.588           $6.404
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     82               38               29               18               12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.344          $16.148          $14.005          $10.554                -
  Accumulation Unit Value at end of
   period                                    $18.332          $15.344          $16.148          $14.005                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -                -                -

APP B-72

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.946           $9.061           $7.407           $5.861          $10.336
  Accumulation Unit Value at end of
   period                                    $10.107           $8.946           $9.061           $7.407           $5.861
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    133              114               86              100               49
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.900          $15.252          $12.600          $10.075                -
  Accumulation Unit Value at end of
   period                                    $16.658          $14.900          $15.252          $12.600                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.935          $11.285           $8.887           $6.439          $10.258
  Accumulation Unit Value at end of
   period                                    $11.240           $9.935          $11.285           $8.887           $6.439
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,056            2,238            2,292            2,241            1,189
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.694          $18.015          $14.337          $10.498                -
  Accumulation Unit Value at end of
   period                                    $17.571          $15.694          $18.015          $14.337                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19               23               21               15                -
FIDELITY VIP VALUE STRATEGIES PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.306          $10.360           $8.303           $5.350          $10.464
  Accumulation Unit Value at end of
   period                                    $11.678           $9.306          $10.360           $8.303           $5.350
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     65               63               92               88               28
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $18.107          $20.370          $16.498          $10.743                -
  Accumulation Unit Value at end of
   period                                    $22.485          $18.107          $20.370          $16.498                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.237          $10.901           $9.508           $7.256          $10.895
  Accumulation Unit Value at end of
   period                                    $11.044          $10.237          $10.901           $9.508           $7.256
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    161              168              171              164               95
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.724          $14.769          $13.018          $10.039                -
  Accumulation Unit Value at end of
   period                                    $14.652          $13.724          $14.769          $13.018                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                -                -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.901          $10.792           $9.710           $7.263          $10.510
  Accumulation Unit Value at end of
   period                                    $12.118          $10.901          $10.792           $9.710           $7.263
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,439            7,085            7,339            7,413            4,125
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.550          $15.557          $14.144          $10.691                -
  Accumulation Unit Value at end of
   period                                    $17.106          $15.550          $15.557          $14.144                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     45               44               47               30                -
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.736          $11.309           $8.936           $7.012          $10.781
  Accumulation Unit Value at end of
   period                                    $12.539          $10.736          $11.309           $8.936           $7.012
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    694              789              841              858              390
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.760          $16.777          $13.397          $10.623                -
  Accumulation Unit Value at end of
   period                                    $18.215          $15.760          $16.777          $13.397                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                4                4                4                -

                                                                    APP B-73

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL-MID CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.810          $11.518           $9.147           $6.458          $10.710
  Accumulation Unit Value at end of
   period                                    $11.828          $10.810          $11.518           $9.147           $6.458
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    217              223              293              245              126
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.307          $17.558          $14.091          $10.053                -
  Accumulation Unit Value at end of
   period                                    $17.655          $16.307          $17.558          $14.091                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                -                -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.004          $11.863          $10.834           $8.740          $10.189
  Accumulation Unit Value at end of
   period                                    $13.357          $12.004          $11.863          $10.834           $8.740
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,560            3,670            3,787            3,559            1,600
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.969          $13.951          $12.875          $10.495                -
  Accumulation Unit Value at end of
   period                                    $15.381          $13.969          $13.951          $12.875                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     33               38               40               34                -
HARTFORD BALANCED HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.353          $10.292           $9.293           $7.223          $10.420
  Accumulation Unit Value at end of
   period                                    $11.453          $10.353          $10.292           $9.293           $7.223
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    379              364              308              285               97
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.388          $14.454          $13.190          $10.359                -
  Accumulation Unit Value at end of
   period                                    $15.751          $14.388          $14.454          $13.190                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                1                1                -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.460           $9.670           $8.405           $5.842          $10.587
  Accumulation Unit Value at end of
   period                                     $9.888           $8.460           $9.670           $8.405           $5.842
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23,921           26,223           27,070           25,133           13,782
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.653          $16.925          $14.865          $10.442                -
  Accumulation Unit Value at end of
   period                                    $16.946          $14.653          $16.925          $14.865                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    126              140              159              112                -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.546           $9.556           $8.485           $6.838          $10.256
  Accumulation Unit Value at end of
   period                                    $11.089           $9.546           $9.556           $8.485           $6.838
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,987            3,350            3,645            3,109            1,247
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.104          $14.268          $12.802          $10.426                -
  Accumulation Unit Value at end of
   period                                    $16.212          $14.104          $14.268          $12.802                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               29               32               27                -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.862           $9.857           $8.816           $7.160          $10.490
  Accumulation Unit Value at end of
   period                                    $11.064           $9.862           $9.857           $8.816           $7.160
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15,196           16,854           18,043           16,073            7,687
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.803          $13.940          $12.600          $10.342                -
  Accumulation Unit Value at end of
   period                                    $15.323          $13.803          $13.940          $12.600                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     69               73               78               39                -

APP B-74

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.928           $8.146           $7.220           $5.389          $10.515
  Accumulation Unit Value at end of
   period                                     $8.443           $6.928           $8.146           $7.220           $5.389
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     50               55               56               78               34
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.125          $15.596          $13.968          $10.538                -
  Accumulation Unit Value at end of
   period                                    $15.829          $13.125          $15.596          $13.968                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.887           $9.920           $8.658           $6.168          $10.484
  Accumulation Unit Value at end of
   period                                    $10.391           $8.887           $9.920           $8.658           $6.168
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19               17               13                4                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.629          $16.502          $14.555          $10.479                -
  Accumulation Unit Value at end of
   period                                    $16.926          $14.629          $16.502          $14.555                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                1                -                -                -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.255          $10.293           $8.731           $6.586          $10.650
  Accumulation Unit Value at end of
   period                                    $10.823           $9.255          $10.293           $8.731           $6.586
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    136              186              150              103               65
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.167          $15.922          $13.648          $10.403                -
  Accumulation Unit Value at end of
   period                                    $16.394          $14.167          $15.922          $13.648                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1                1                1                -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.098           $8.998           $7.750           $6.055          $10.186
  Accumulation Unit Value at end of
   period                                    $10.145           $8.098           $8.998           $7.750           $6.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,841            5,711            6,185            5,783            2,600
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.665          $15.345          $13.355          $10.544                -
  Accumulation Unit Value at end of
   period                                    $16.941          $13.665          $15.345          $13.355                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     29               35               43               32                -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.485          $13.042          $11.370           $7.652          $10.359
  Accumulation Unit Value at end of
   period                                    $15.223          $13.485          $13.042          $11.370           $7.652
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,090            1,002              897              506               97
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.737          $17.336          $15.272          $10.386                -
  Accumulation Unit Value at end of
   period                                    $19.814          $17.737          $17.336          $15.272                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                8                8                5                -
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.914           $9.315           $8.239           $6.251          $10.415
  Accumulation Unit Value at end of
   period                                     $9.394           $7.914           $9.315           $8.239           $6.251
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    997            1,257            1,226            1,003              663
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.124          $15.610          $13.952          $10.698                -
  Accumulation Unit Value at end of
   period                                    $15.415          $13.124          $15.610          $13.952                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                8                6                3                -

                                                                    APP B-75

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.682           $9.804           $9.927          $10.045          $10.019
  Accumulation Unit Value at end of
   period                                     $9.562           $9.682           $9.804           $9.927          $10.045
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,876            2,766            2,812            3,945            2,486
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.323           $9.540           $9.762           $9.983                -
  Accumulation Unit Value at end of
   period                                     $9.111           $9.323           $9.540           $9.762                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     26               13               12               66                -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.955          $10.431           $8.509           $6.664          $10.468
  Accumulation Unit Value at end of
   period                                    $11.369           $9.955          $10.431           $8.509           $6.664
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    296              338              347              373              284
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.136          $16.027          $13.212          $10.457                -
  Accumulation Unit Value at end of
   period                                    $17.106          $15.136          $16.027          $13.212                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                3                2                -
HARTFORD SMALL/MID CAP EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.191          $10.437           $8.399           $5.751          $10.251
  Accumulation Unit Value at end of
   period                                    $11.662          $10.191          $10.437           $8.399           $5.751
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    161              188              219              208               77
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.703          $18.323          $14.900          $10.311                -
  Accumulation Unit Value at end of
   period                                    $20.046          $17.703          $18.323          $14.900                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7                6                3                -
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.490          $12.470           $9.247           $6.915          $10.638
  Accumulation Unit Value at end of
   period                                    $14.481          $12.490          $12.470           $9.247           $6.915
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    161              193              197               82               36
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $18.633          $18.799          $14.087          $10.647                -
  Accumulation Unit Value at end of
   period                                    $21.377          $18.633          $18.799          $14.087                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                3                -                -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.695           $9.926           $8.755           $6.263          $10.640
  Accumulation Unit Value at end of
   period                                    $10.952           $9.695           $9.926           $8.755           $6.263
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     84               75               83               92               39
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.497          $16.034          $14.291          $10.332                -
  Accumulation Unit Value at end of
   period                                    $17.324          $15.497          $16.034          $14.291                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                -                -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.507          $10.890          $10.256           $9.030           $9.948
  Accumulation Unit Value at end of
   period                                    $12.220          $11.507          $10.890          $10.256           $9.030
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20,465           20,579           22,290           19,599            8,147
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.665          $12.113          $11.529          $10.257                -
  Accumulation Unit Value at end of
   period                                    $13.311          $12.665          $12.113          $11.529                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    109              118              132               86                -

APP B-76

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.432          $10.072           $9.826           $9.625           $9.805
  Accumulation Unit Value at end of
   period                                    $10.683          $10.432          $10.072           $9.826           $9.625
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,020            1,013            1,036            1,058              407
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.532          $10.276          $10.131          $10.027                -
  Accumulation Unit Value at end of
   period                                    $10.673          $10.532          $10.276          $10.131                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2                9                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.560           $9.874           $8.719           $7.098          $10.645
  Accumulation Unit Value at end of
   period                                    $11.045           $9.560           $9.874           $8.719           $7.098
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    270              265              269              117               56
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.453          $14.041          $12.530          $10.309                -
  Accumulation Unit Value at end of
   period                                    $15.381          $13.453          $14.041          $12.530                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
INVESCO V.I. BALANCED RISK ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.961          $10.350                -                -                -
  Accumulation Unit Value at end of
   period                                    $11.976          $10.961                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    493              409                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.870          $10.336                -                -                -
  Accumulation Unit Value at end of
   period                                    $11.753          $10.870                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                4                -                -                -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.771           $9.923           $9.197           $7.276          $10.392
  Accumulation Unit Value at end of
   period                                    $10.963           $9.771           $9.923           $9.197           $7.276
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     32               30               57               56               20
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.243          $13.591          $12.730          $10.178                -
  Accumulation Unit Value at end of
   period                                    $14.704          $13.243          $13.591          $12.730                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2                2                -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.727           $9.501           $8.544           $6.412          $10.310
  Accumulation Unit Value at end of
   period                                     $9.934           $8.727           $9.501           $8.544           $6.412
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,635            1,788            1,816            1,654              852
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.035          $15.441          $14.032          $10.642                -
  Accumulation Unit Value at end of
   period                                    $15.809          $14.035          $15.441          $14.032                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13               16               16               14                -
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.160          $11.413           $9.014           $7.549          $10.737
  Accumulation Unit Value at end of
   period                                    $12.527          $11.160          $11.413           $9.014           $7.549
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    361              373              351              193               75
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.987          $15.488          $12.361          $10.462                -
  Accumulation Unit Value at end of
   period                                    $16.646          $14.987          $15.488          $12.361                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                2                2                1                -

                                                                    APP B-77

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
-----------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. AMERICAN
 FRANCHISE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.141                -                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $9.854                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     47                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.124                -                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $9.768                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
INVESCO VAN KAMPEN V.I. AMERICAN VALUE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.433          $10.478           $8.684           $6.319          $10.482
  Accumulation Unit Value at end of
   period                                    $12.063          $10.433          $10.478           $8.684           $6.319
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    172              171              169              184              120
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.896          $17.147          $14.361          $10.559                -
  Accumulation Unit Value at end of
   period                                    $19.331          $16.896          $17.147          $14.361                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2                2                -
INVESCO VAN KAMPEN V.I. GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.567           $9.911           $8.945           $7.298          $10.483
  Accumulation Unit Value at end of
   period                                    $10.803           $9.567           $9.911           $8.945           $7.298
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    188              227              238              243              163
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.155          $13.772          $12.561          $10.356                -
  Accumulation Unit Value at end of
   period                                    $14.700          $13.155          $13.772          $12.561                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
INVESCO VAN KAMPEN V.I. MID CAP GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.022                -                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $9.891                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     32                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.004                -                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $9.804                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -                -                -
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.658          $12.279          $11.070           $8.346          $10.292
  Accumulation Unit Value at end of
   period                                    $14.067          $12.658          $12.279          $11.070           $8.346
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,705            1,713            1,727            1,733              791
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.439          $15.135          $13.789          $10.505                -
  Accumulation Unit Value at end of
   period                                    $16.979          $15.439          $15.135          $13.789                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               17               18               17                -
LORD ABBETT CALIBRATED DIVIDEND GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.771          $10.885           $9.604           $7.880          $10.373
  Accumulation Unit Value at end of
   period                                    $11.962          $10.771          $10.885           $9.604           $7.880
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    250              261              222              210               61
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.794          $14.087          $12.560          $10.414                -
  Accumulation Unit Value at end of
   period                                    $15.159          $13.794          $14.087          $12.560                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -

APP B-78

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.735           $9.418           $8.122           $6.917          $10.534
  Accumulation Unit Value at end of
   period                                     $9.669           $8.735           $9.418           $8.122           $6.917
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    410              429              447              441              322
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.657          $13.790          $12.018          $10.343                -
  Accumulation Unit Value at end of
   period                                    $13.865          $12.657          $13.790          $12.018                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                6                6                5                -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.274          $10.462           $9.210           $6.791          $10.626
  Accumulation Unit Value at end of
   period                                    $11.879          $10.274          $10.462           $9.210           $6.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    124               66               93               54               26
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.812          $15.241          $13.559          $10.103                -
  Accumulation Unit Value at end of
   period                                    $16.946          $14.812          $15.241          $13.559                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                2                -                -                -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.408           $9.763           $8.916           $7.133          $10.607
  Accumulation Unit Value at end of
   period                                    $11.041           $9.408           $9.763           $8.916           $7.133
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     52               40               39               36               16
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.057          $13.692          $12.636          $10.217                -
  Accumulation Unit Value at end of
   period                                    $15.163          $13.057          $13.692          $12.636                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.194          $11.597          $10.953           $9.569          $10.047
  Accumulation Unit Value at end of
   period                                    $12.893          $12.194          $11.597          $10.953           $9.569
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,610            1,492            1,346              485               34
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.694          $12.199          $11.644          $10.280                -
  Accumulation Unit Value at end of
   period                                    $13.281          $12.694          $12.199          $11.644                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               14               16                8                -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.153          $10.121           $9.348           $8.040          $10.262
  Accumulation Unit Value at end of
   period                                    $11.124          $10.153          $10.121           $9.348           $8.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,379            1,424            1,394            1,338              586
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.598          $12.691          $11.845          $10.295                -
  Accumulation Unit Value at end of
   period                                    $13.658          $12.598          $12.691          $11.845                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                6                6                6                -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.501           $9.666           $8.800           $7.277          $10.533
  Accumulation Unit Value at end of
   period                                    $10.873           $9.501           $9.666           $8.800           $7.277
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,969            3,374            3,511            3,021            1,225
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.140          $13.509          $12.429          $10.386                -
  Accumulation Unit Value at end of
   period                                    $14.881          $13.140          $13.509          $12.429                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     26               33               35               29                -

                                                                    APP B-79

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.742          $10.178           $9.212           $7.572          $10.232
  Accumulation Unit Value at end of
   period                                    $10.898           $9.742          $10.178           $9.212           $7.572
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,218            1,362            1,425            1,346              674
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.653          $13.358          $12.218          $10.149                -
  Accumulation Unit Value at end of
   period                                    $14.006          $12.653          $13.358          $12.218                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                6                6                4                -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.949           $9.164           $8.355           $6.718          $10.237
  Accumulation Unit Value at end of
   period                                    $10.092           $8.949           $9.164           $8.355           $6.718
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,600            5,131            5,244            4,808            2,245
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.317          $13.781          $12.698          $10.317                -
  Accumulation Unit Value at end of
   period                                    $14.862          $13.317          $13.781          $12.698                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               28               28               23                -
OPPENHEIMER CAPITAL APPRECIATION FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.036           $9.277           $8.607           $6.046          $10.881
  Accumulation Unit Value at end of
   period                                    $10.156           $9.036           $9.277           $8.607           $6.046
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     25               27               36               56               40
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.867          $15.425          $14.462          $10.265                -
  Accumulation Unit Value at end of
   period                                    $16.535          $14.867          $15.425          $14.462                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                3                -                -
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.299          $10.294           $9.009           $6.546          $10.594
  Accumulation Unit Value at end of
   period                                    $11.108           $9.299          $10.294           $9.009           $6.546
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    946            1,091            1,143            1,213              889
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.659          $16.398          $14.503          $10.649                -
  Accumulation Unit Value at end of
   period                                    $17.327          $14.659          $16.398          $14.503                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                9                8                5                -
OPPENHEIMER MAIN STREET FUND /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.616           $9.768           $8.539           $6.755          $10.558
  Accumulation Unit Value at end of
   period                                    $11.074           $9.616           $9.768           $8.539           $6.755
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    111               80               77               94               57
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.351          $14.731          $13.015          $10.404                -
  Accumulation Unit Value at end of
   period                                    $16.354          $14.351          $14.731          $13.015                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                6                4                -                -
OPPENHEIMER MAIN STREET SMALL- & MID-
 CAP FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.716          $11.116           $9.147           $6.766          $10.525
  Accumulation Unit Value at end of
   period                                    $12.453          $10.716          $11.116           $9.147           $6.766
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    718              845              940            1,004              453
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.573          $17.372          $14.446          $10.798                -
  Accumulation Unit Value at end of
   period                                    $19.058          $16.573          $17.372          $14.446                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9               11               10                9                -

APP B-80

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.977           $9.517           $8.394           $6.411          $10.781
  Accumulation Unit Value at end of
   period                                    $10.026           $8.977           $9.517           $8.394           $6.411
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13               17               12               43               31
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.822          $14.808          $13.199          $10.187                -
  Accumulation Unit Value at end of
   period                                    $15.276          $13.822          $14.808          $13.199                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                3                -                -
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.618          $12.149          $10.919           $7.116          $10.246
  Accumulation Unit Value at end of
   period                                    $12.796          $11.618          $12.149          $10.919           $7.116
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,384            2,441            2,712            2,756            1,343
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.512          $17.449          $15.847          $10.437                -
  Accumulation Unit Value at end of
   period                                    $17.997          $16.512          $17.449          $15.847                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23               25               24               23                -
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.307          $10.480           $9.253           $6.930          $10.302
  Accumulation Unit Value at end of
   period                                    $11.624          $10.307          $10.480           $9.253           $6.930
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    266              241              248              267              129
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.058          $15.473          $13.805          $10.448                -
  Accumulation Unit Value at end of
   period                                    $16.805          $15.058          $15.473          $13.805                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                6                4                -                -
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.673           $8.135           $7.486           $6.082          $10.507
  Accumulation Unit Value at end of
   period                                     $8.035           $6.673           $8.135           $7.486           $6.082
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     43               47               51               55               46
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.362          $13.997          $13.017          $10.687                -
  Accumulation Unit Value at end of
   period                                    $13.537          $11.362          $13.997          $13.017                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                2                -                -
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.610           $7.763           $7.338           $5.888          $10.587
  Accumulation Unit Value at end of
   period                                     $7.945           $6.610           $7.763           $7.338           $5.888
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     38               38               33               39               26
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.689          $13.873          $13.251          $10.746                -
  Accumulation Unit Value at end of
   period                                    $13.902          $11.689          $13.873          $13.251                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                2                -                -
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.035          $10.665           $8.572           $6.599          $10.321
  Accumulation Unit Value at end of
   period                                    $11.643          $10.035          $10.665           $8.572           $6.599
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     54               70               56               52               32
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.775          $16.943          $13.761          $10.706                -
  Accumulation Unit Value at end of
   period                                    $18.112          $15.775          $16.943          $13.761                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2                -                -

                                                                    APP B-81

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.334          $10.032           $8.652           $5.080           $9.912
  Accumulation Unit Value at end of
   period                                     $9.305           $8.334          $10.032           $8.652           $5.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    517              502              556              495              264
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.539          $20.121          $17.536          $10.405                -
  Accumulation Unit Value at end of
   period                                    $18.274          $16.539          $20.121          $17.536                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                4                3                1                -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.183           $9.283           $8.673           $6.417          $10.354
  Accumulation Unit Value at end of
   period                                     $9.546           $8.183           $9.283           $8.673           $6.417
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    598              600              561              312              112
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.225          $15.162          $14.315          $10.704                -
  Accumulation Unit Value at end of
   period                                    $15.268          $13.225          $15.162          $14.315                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                6                7                2                -
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.828          $13.115          $11.620           $9.922           $9.912
  Accumulation Unit Value at end of
   period                                    $14.565          $12.828          $13.115          $11.620           $9.922
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,675            2,760            2,843            2,361            1,000
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.346          $13.788          $12.345          $10.653                -
  Accumulation Unit Value at end of
   period                                    $14.994          $13.346          $13.788          $12.345                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     41               46               33               27                -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.988           $8.711           $8.220           $6.354          $10.347
  Accumulation Unit Value at end of
   period                                     $9.548           $7.988           $8.711           $8.220           $6.354
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,968            2,128            2,141            2,067            1,091
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.949          $14.270          $13.607          $10.630                -
  Accumulation Unit Value at end of
   period                                    $15.315          $12.949          $14.270          $13.607                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                2                2                1                -
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.884          $11.873           $9.089           $5.848          $10.721
  Accumulation Unit Value at end of
   period                                    $11.662          $10.884          $11.873           $9.089           $5.848
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    315              344              338              369              207
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $18.542          $20.440          $15.813          $10.282                -
  Accumulation Unit Value at end of
   period                                    $19.659          $18.542          $20.440          $15.813                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                3                3                3                -

(a)  Inception date April 30, 2012.

APP B-82

-------------------------------------------------------------------------------

ACCESS

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.274           $9.731           $8.973           $7.334          $10.396
  Accumulation Unit Value at end of
   period                                    $10.337           $9.274           $9.731           $8.973           $7.334
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19               21               93               94               70
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.867          $13.643          $12.714          $10.501                -
  Accumulation Unit Value at end of
   period                                    $14.193          $12.867          $13.643          $12.714                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.797           $8.235           $7.439           $5.434          $10.456
  Accumulation Unit Value at end of
   period                                     $7.701           $6.797           $8.235           $7.439           $5.434
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               10               10               29               23
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.002          $15.919          $14.531          $10.727                -
  Accumulation Unit Value at end of
   period                                    $14.577          $13.002          $15.919          $14.531                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                1                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $5.496           $6.939           $6.767           $5.123          $10.780
  Accumulation Unit Value at end of
   period                                     $6.170           $5.496           $6.939           $6.767           $5.123
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    104              115              116              136               97
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.025          $14.066          $13.863          $10.605                -
  Accumulation Unit Value at end of
   period                                    $12.248          $11.025          $14.066          $13.863                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.463          $11.647           $9.358           $6.672          $10.789
  Accumulation Unit Value at end of
   period                                    $12.187          $10.463          $11.647           $9.358           $6.672
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     25               26               37               29               19
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.586          $18.657          $15.149          $10.915                -
  Accumulation Unit Value at end of
   period                                    $19.116          $16.586          $18.657          $15.149                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.880           $8.330           $7.605           $6.390          $10.559
  Accumulation Unit Value at end of
   period                                     $8.952           $7.880           $8.330           $7.605           $6.390
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2                8                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.443          $13.292          $12.263          $10.414                -
  Accumulation Unit Value at end of
   period                                    $13.987          $12.443          $13.292          $12.263                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
AMERICAN FUNDS ASSET ALLOCATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.617           $9.684           $8.784           $7.229          $10.072
  Accumulation Unit Value at end of
   period                                    $10.950           $9.617           $9.684           $8.784           $7.229
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    130              127              119              133              125
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.250          $13.482          $12.358          $10.278                -
  Accumulation Unit Value at end of
   period                                    $14.928          $13.250          $13.482          $12.358                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                1                -

                                                                    APP B-83

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.925           $9.187           $8.345           $6.660          $10.221
  Accumulation Unit Value at end of
   period                                     $9.962           $8.925           $9.187           $8.345           $6.660
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     99               85               82              106               76
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.452          $13.993          $12.845          $10.358                -
  Accumulation Unit Value at end of
   period                                    $14.858          $13.452          $13.993          $12.845                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.638          $10.223           $9.795           $8.877          $10.017
  Accumulation Unit Value at end of
   period                                    $10.983          $10.638          $10.223           $9.795           $8.877
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    448              466              622              601              371
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.012          $11.665          $11.295          $10.345                -
  Accumulation Unit Value at end of
   period                                    $12.272          $12.012          $11.665          $11.295                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                4                5                5                -
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.072          $10.799          $10.477           $9.738           $9.982
  Accumulation Unit Value at end of
   period                                    $11.520          $11.072          $10.799          $10.477           $9.738
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    117              139              133              210              180
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.757          $11.588          $11.361          $10.671                -
  Accumulation Unit Value at end of
   period                                    $12.105          $11.757          $11.588          $11.361                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                1                2                2                -
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.377           $8.988           $8.206           $5.988          $10.078
  Accumulation Unit Value at end of
   period                                     $9.660           $8.377           $8.988           $8.206           $5.988
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    148              164              196              251              194
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.291          $15.495          $14.296          $10.543                -
  Accumulation Unit Value at end of
   period                                    $16.308          $14.291          $15.495          $14.296                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                1                1                -                -
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.631           $9.667           $8.826           $6.332          $10.057
  Accumulation Unit Value at end of
   period                                    $10.369           $8.631           $9.667           $8.826           $6.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               40               41               64               50
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.025          $15.874          $14.646          $10.618                -
  Accumulation Unit Value at end of
   period                                    $16.673          $14.025          $15.874          $14.646                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                1                1                -                -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.573           $9.557           $7.964           $5.038          $10.088
  Accumulation Unit Value at end of
   period                                     $8.774           $7.573           $9.557           $7.964           $5.038
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     94              112              133              189               91
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.425          $19.673          $16.566          $10.591                -
  Accumulation Unit Value at end of
   period                                    $17.685          $15.425          $19.673          $16.566                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                1                1                -                -

APP B-84

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.676           $9.248           $7.947           $5.815          $10.075
  Accumulation Unit Value at end of
   period                                    $10.028           $8.676           $9.248           $7.947           $5.815
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    740              824              967            1,053              684
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.929          $16.080          $13.964          $10.325                -
  Accumulation Unit Value at end of
   period                                    $17.075          $14.929          $16.080          $13.964                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2                2                -
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.693           $9.034           $8.269           $6.428          $10.187
  Accumulation Unit Value at end of
   period                                    $10.014           $8.693           $9.034           $8.269           $6.428
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    401              402              481              510              374
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.459          $14.134          $13.075          $10.271                -
  Accumulation Unit Value at end of
   period                                    $15.342          $13.459          $14.134          $13.075                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.490           $8.883           $8.450           $6.021          $10.059
  Accumulation Unit Value at end of
   period                                     $8.658           $7.490           $8.883           $8.450           $6.021
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    408              438              476              470              332
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.960          $15.532          $14.931          $10.751                -
  Accumulation Unit Value at end of
   period                                    $14.824          $12.960          $15.532          $14.931                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                1                -
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.480          $10.057           $8.703           $5.935          $10.052
  Accumulation Unit Value at end of
   period                                     $9.794           $8.480          $10.057           $8.703           $5.935
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     91              137              168              181              127
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.513          $17.394          $15.210          $10.483                -
  Accumulation Unit Value at end of
   period                                    $16.587          $14.513          $17.394          $15.210                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.268           $9.697           $8.435           $6.333          $10.607
  Accumulation Unit Value at end of
   period                                    $10.582           $9.268           $9.697           $8.435           $6.333
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    164              183              224              266              254
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.478          $15.309          $13.457          $10.211                -
  Accumulation Unit Value at end of
   period                                    $16.359          $14.478          $15.309          $13.457                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                6                6                6                -
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.445           $9.880           $8.517           $6.380          $10.292
  Accumulation Unit Value at end of
   period                                    $11.351           $9.445           $9.880           $8.517           $6.380
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                1                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.132          $15.997          $13.936          $10.549                -
  Accumulation Unit Value at end of
   period                                    $17.997          $15.132          $15.997          $13.936                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -

                                                                    APP B-85

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.792           $8.946           $7.346           $5.839          $10.328
  Accumulation Unit Value at end of
   period                                     $9.889           $8.792           $8.946           $7.346           $5.839
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     38               43               32               64               54
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.694          $15.109          $12.538          $10.071                -
  Accumulation Unit Value at end of
   period                                    $16.354          $14.694          $15.109          $12.538                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.765          $11.142           $8.814           $6.415          $10.250
  Accumulation Unit Value at end of
   period                                    $10.998           $9.765          $11.142           $8.814           $6.415
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    144              144              152              205              130
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.477          $17.846          $14.267          $10.493                -
  Accumulation Unit Value at end of
   period                                    $17.250          $15.477          $17.846          $14.267                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                2                2                2                -
FIDELITY VIP VALUE STRATEGIES PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.147          $10.228           $8.235           $5.330          $10.456
  Accumulation Unit Value at end of
   period                                    $11.427           $9.147          $10.228           $8.235           $5.330
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                3                6               12                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.857          $20.179          $16.417          $10.738                -
  Accumulation Unit Value at end of
   period                                    $22.075          $17.857          $20.179          $16.417                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.061          $10.762           $9.430           $7.229          $10.887
  Accumulation Unit Value at end of
   period                                    $10.806          $10.061          $10.762           $9.430           $7.229
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                6                4                5                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.534          $14.630          $12.954          $10.035                -
  Accumulation Unit Value at end of
   period                                    $14.384          $13.534          $14.630          $12.954                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                1                1                -                -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.715          $10.655           $9.630           $7.235          $10.502
  Accumulation Unit Value at end of
   period                                    $11.857          $10.715          $10.655           $9.630           $7.235
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    530              568              571              803              455
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.335          $15.411          $14.075          $10.687                -
  Accumulation Unit Value at end of
   period                                    $16.793          $15.335          $15.411          $14.075                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                5                5                5                -
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.552          $11.165           $8.862           $6.986          $10.773
  Accumulation Unit Value at end of
   period                                    $12.269          $10.552          $11.165           $8.862           $6.986
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     44               47               54               65               47
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.542          $16.619          $13.331          $10.619                -
  Accumulation Unit Value at end of
   period                                    $17.883          $15.542          $16.619          $13.331                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -

APP B-86

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL-MID CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.625          $11.372           $9.072           $6.434          $10.702
  Accumulation Unit Value at end of
   period                                    $11.573          $10.625          $11.372           $9.072           $6.434
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     30               22               30               24               17
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.081          $17.393          $14.022          $10.049                -
  Accumulation Unit Value at end of
   period                                    $17.333          $16.081          $17.393          $14.022                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.799          $11.713          $10.745           $8.707          $10.181
  Accumulation Unit Value at end of
   period                                    $13.069          $11.799          $11.713          $10.745           $8.707
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    406              439              471              571              367
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.776          $13.820          $12.811          $10.491                -
  Accumulation Unit Value at end of
   period                                    $15.100          $13.776          $13.820          $12.811                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                3                3                -
HARTFORD BALANCED HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.175          $10.161           $9.217           $7.195          $10.412
  Accumulation Unit Value at end of
   period                                    $11.207          $10.175          $10.161           $9.217           $7.195
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     75              116              138              152               82
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.189          $14.319          $13.125          $10.355                -
  Accumulation Unit Value at end of
   period                                    $15.464          $14.189          $14.319          $13.125                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.316           $9.547           $8.335           $5.820          $10.579
  Accumulation Unit Value at end of
   period                                     $9.675           $8.316           $9.547           $8.335           $5.820
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    884            1,055            1,217            1,398            1,025
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.450          $16.766          $14.792          $10.438                -
  Accumulation Unit Value at end of
   period                                    $16.637          $14.450          $16.766          $14.792                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4               10               11                9                -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.383           $9.435           $8.415           $6.812          $10.248
  Accumulation Unit Value at end of
   period                                    $10.850           $9.383           $9.435           $8.415           $6.812
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    216              249              264              288              192
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.909          $14.134          $12.739          $10.421                -
  Accumulation Unit Value at end of
   period                                    $15.916          $13.909          $14.134          $12.739                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                1                -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.693           $9.732           $8.744           $7.133          $10.482
  Accumulation Unit Value at end of
   period                                    $10.826           $9.693           $9.732           $8.744           $7.133
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    481              593              636              614              505
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.612          $13.810          $12.538          $10.337                -
  Accumulation Unit Value at end of
   period                                    $15.043          $13.612          $13.810          $12.538                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2                1                -

                                                                    APP B-87

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.809           $8.043           $7.160           $5.369          $10.507
  Accumulation Unit Value at end of
   period                                     $8.261           $6.809           $8.043           $7.160           $5.369
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1               12                8                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.943          $15.450          $13.900          $10.533                -
  Accumulation Unit Value at end of
   period                                    $15.540          $12.943          $15.450          $13.900                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.735           $9.794           $8.587           $6.145          $10.476
  Accumulation Unit Value at end of
   period                                    $10.167           $8.735           $9.794           $8.587           $6.145
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                4               10                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.427          $16.347          $14.483          $10.475                -
  Accumulation Unit Value at end of
   period                                    $16.617          $14.427          $16.347          $14.483                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.096          $10.162           $8.659           $6.561          $10.642
  Accumulation Unit Value at end of
   period                                    $10.590           $9.096          $10.162           $8.659           $6.561
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6               23               36                5                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.971          $15.772          $13.581          $10.399                -
  Accumulation Unit Value at end of
   period                                    $16.095          $13.971          $15.772          $13.581                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                -                -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.959           $8.884           $7.686           $6.032          $10.178
  Accumulation Unit Value at end of
   period                                     $9.927           $7.959           $8.884           $7.686           $6.032
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    316              345              379              379              236
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.476          $15.201          $13.290          $10.540                -
  Accumulation Unit Value at end of
   period                                    $16.632          $13.476          $15.201          $13.290                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2                2                -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.254          $12.877          $11.276           $7.623          $10.351
  Accumulation Unit Value at end of
   period                                    $14.896          $13.254          $12.877          $11.276           $7.623
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    141              125              302              291               38
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.492          $17.173          $15.197          $10.382                -
  Accumulation Unit Value at end of
   period                                    $19.453          $17.492          $17.173          $15.197                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                2                1                1                -
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.779           $9.197           $8.171           $6.227          $10.407
  Accumulation Unit Value at end of
   period                                     $9.192           $7.779           $9.197           $8.171           $6.227
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     72               81               87               66               55
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.942          $15.464          $13.883          $10.693                -
  Accumulation Unit Value at end of
   period                                    $15.134          $12.942          $15.464          $13.883                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                1                -                -

APP B-88

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.517           $9.680           $9.846          $10.008          $10.012
  Accumulation Unit Value at end of
   period                                     $9.356           $9.517           $9.680           $9.846          $10.008
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    225              435              790            1,080            1,809
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.195           $9.451           $9.714           $9.978                -
  Accumulation Unit Value at end of
   period                                     $8.945           $9.195           $9.451           $9.714                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                1                -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.785          $10.299           $8.439           $6.639          $10.460
  Accumulation Unit Value at end of
   period                                    $11.124           $9.785          $10.299           $8.439           $6.639
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16               13               18               30               19
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.927          $15.877          $13.147          $10.452                -
  Accumulation Unit Value at end of
   period                                    $16.793          $14.927          $15.877          $13.147                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                1                1                1                -
HARTFORD SMALL/MID CAP EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.016          $10.305           $8.330           $5.730          $10.243
  Accumulation Unit Value at end of
   period                                    $11.410          $10.016          $10.305           $8.330           $5.730
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     26               17               29               39               16
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.458          $18.151          $14.827          $10.306                -
  Accumulation Unit Value at end of
   period                                    $19.680          $17.458          $18.151          $14.827                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.276          $12.312           $9.170           $6.889          $10.630
  Accumulation Unit Value at end of
   period                                    $14.169          $12.276          $12.312           $9.170           $6.889
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16               20               13                9                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $18.375          $18.623          $14.017          $10.642                -
  Accumulation Unit Value at end of
   period                                    $20.987          $18.375          $18.623          $14.017                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.529           $9.800           $8.683           $6.240          $10.632
  Accumulation Unit Value at end of
   period                                    $10.716           $9.529           $9.800           $8.683           $6.240
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               14               16               15               19
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.283          $15.883          $14.221          $10.328                -
  Accumulation Unit Value at end of
   period                                    $17.007          $15.283          $15.883          $14.221                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.310          $10.752          $10.172           $8.996           $9.941
  Accumulation Unit Value at end of
   period                                    $11.957          $11.310          $10.752          $10.172           $8.996
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    866              918            1,034            1,048              700
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.490          $12.000          $11.472          $10.253                -
  Accumulation Unit Value at end of
   period                                    $13.068          $12.490          $12.000          $11.472                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                5                7                -

                                                                    APP B-89

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.254           $9.945           $9.745           $9.588           $9.797
  Accumulation Unit Value at end of
   period                                    $10.453          $10.254           $9.945           $9.745           $9.588
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    180              247              280              275              283
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.386          $10.179          $10.081          $10.023                -
  Accumulation Unit Value at end of
   period                                    $10.478          $10.386          $10.179          $10.081                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                1                2                5                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.396           $9.748           $8.647           $7.072          $10.636
  Accumulation Unit Value at end of
   period                                    $10.807           $9.396           $9.748           $8.647           $7.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     38               40               42                5                9
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.267          $13.909          $12.468          $10.304                -
  Accumulation Unit Value at end of
   period                                    $15.100          $13.267          $13.909          $12.468                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                1                -                -
INVESCO V.I. BALANCED RISK ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.922          $10.344                -                -                -
  Accumulation Unit Value at end of
   period                                    $11.880          $10.922                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13                5                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.831          $10.331                -                -                -
  Accumulation Unit Value at end of
   period                                    $11.659          $10.831                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                1                -                -                -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.604           $9.797           $9.121           $7.249          $10.384
  Accumulation Unit Value at end of
   period                                    $10.727           $9.604           $9.797           $9.121           $7.249
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                7                6                6               17
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.060          $13.464          $12.667          $10.173                -
  Accumulation Unit Value at end of
   period                                    $14.435          $13.060          $13.464          $12.667                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.578           $9.381           $8.474           $6.389          $10.302
  Accumulation Unit Value at end of
   period                                     $9.720           $8.578           $9.381           $8.474           $6.389
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    120              131              116              136               81
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.841          $15.297          $13.963          $10.638                -
  Accumulation Unit Value at end of
   period                                    $15.520          $13.841          $15.297          $13.963                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                2                -                -                -
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.970          $11.269           $8.940           $7.521          $10.729
  Accumulation Unit Value at end of
   period                                    $12.258          $10.970          $11.269           $8.940           $7.521
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     37               44               44               37               25
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.780          $15.343          $12.300          $10.458                -
  Accumulation Unit Value at end of
   period                                    $16.342          $14.780          $15.343          $12.300                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -

APP B-90

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
-----------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. AMERICAN
 FRANCHISE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.134                -                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $9.817                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.116                -                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $9.732                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
INVESCO VAN KAMPEN V.I. AMERICAN VALUE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.255          $10.345           $8.612           $6.295          $10.475
  Accumulation Unit Value at end of
   period                                    $11.804          $10.255          $10.345           $8.612           $6.295
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                8                5               11                6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.662          $16.986          $14.290          $10.555                -
  Accumulation Unit Value at end of
   period                                    $18.979          $16.662          $16.986          $14.290                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
INVESCO VAN KAMPEN V.I. GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.403           $9.786           $8.872           $7.271          $10.476
  Accumulation Unit Value at end of
   period                                    $10.571           $9.403           $9.786           $8.872           $7.271
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               11               11               12                6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.973          $13.643          $12.500          $10.352                -
  Accumulation Unit Value at end of
   period                                    $14.432          $12.973          $13.643          $12.500                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
INVESCO VAN KAMPEN V.I. MID CAP GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.014                -                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $9.854                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.997                -                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $9.768                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.441          $12.123          $10.979           $8.315          $10.284
  Accumulation Unit Value at end of
   period                                    $13.765          $12.441          $12.123          $10.979           $8.315
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    189              215              240              271              177
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.225          $14.993          $13.721          $10.501                -
  Accumulation Unit Value at end of
   period                                    $16.669          $15.225          $14.993          $13.721                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                2                2                -
LORD ABBETT CALIBRATED DIVIDEND GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.587          $10.748           $9.525           $7.851          $10.365
  Accumulation Unit Value at end of
   period                                    $11.705          $10.587          $10.748           $9.525           $7.851
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     37               58               52               56               48
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.603          $13.955          $12.498          $10.410                -
  Accumulation Unit Value at end of
   period                                    $14.883          $13.603          $13.955          $12.498                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -

                                                                    APP B-91

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.586           $9.298           $8.055           $6.891          $10.526
  Accumulation Unit Value at end of
   period                                     $9.461           $8.586           $9.298           $8.055           $6.891
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     53               54               64               65               56
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.482          $13.661          $11.959          $10.339                -
  Accumulation Unit Value at end of
   period                                    $13.612          $12.482          $13.661          $11.959                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.098          $10.329           $9.134           $6.765          $10.618
  Accumulation Unit Value at end of
   period                                    $11.623          $10.098          $10.329           $9.134           $6.765
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                1                -                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.607          $15.098          $13.492          $10.098                -
  Accumulation Unit Value at end of
   period                                    $16.637          $14.607          $15.098          $13.492                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.248           $9.639           $8.842           $7.107          $10.599
  Accumulation Unit Value at end of
   period                                    $10.804           $9.248           $9.639           $8.842           $7.107
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11                7                5                5                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.876          $13.564          $12.574          $10.212                -
  Accumulation Unit Value at end of
   period                                    $14.887          $12.876          $13.564          $12.574                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.986          $11.450          $10.864           $9.533          $10.039
  Accumulation Unit Value at end of
   period                                    $12.616          $11.986          $11.450          $10.864           $9.533
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    326              338              161               81               22
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.519          $12.085          $11.587          $10.275                -
  Accumulation Unit Value at end of
   period                                    $13.039          $12.519          $12.085          $11.587                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2                2                -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.980           $9.993           $9.271           $8.010          $10.255
  Accumulation Unit Value at end of
   period                                    $10.885           $9.980           $9.993           $9.271           $8.010
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    197              241              275              239              173
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.424          $12.572          $11.786          $10.291                -
  Accumulation Unit Value at end of
   period                                    $13.409          $12.424          $12.572          $11.786                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               17               18               18                -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.339           $9.543           $8.728           $7.250          $10.525
  Accumulation Unit Value at end of
   period                                    $10.639           $9.339           $9.543           $8.728           $7.250
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    180              212              234              250              143
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.958          $13.382          $12.368          $10.382                -
  Accumulation Unit Value at end of
   period                                    $14.609          $12.958          $13.382          $12.368                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                3                1                1                -

APP B-92

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.576          $10.049           $9.136           $7.543          $10.224
  Accumulation Unit Value at end of
   period                                    $10.663           $9.576          $10.049           $9.136           $7.543
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    139              186              202              239              139
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.478          $13.233          $12.158          $10.144                -
  Accumulation Unit Value at end of
   period                                    $13.750          $12.478          $13.233          $12.158                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                7                7                7                -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.795           $9.048           $8.286           $6.692          $10.230
  Accumulation Unit Value at end of
   period                                     $9.875           $8.795           $9.048           $8.286           $6.692
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    304              346              361              497              252
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.133          $13.652          $12.635          $10.312                -
  Accumulation Unit Value at end of
   period                                    $14.590          $13.133          $13.652          $12.635                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                6                6                5                -
OPPENHEIMER CAPITAL APPRECIATION FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.882           $9.160           $8.537           $6.023          $10.873
  Accumulation Unit Value at end of
   period                                     $9.938           $8.882           $9.160           $8.537           $6.023
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               20               21               22               25
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.662          $15.281          $14.391          $10.261                -
  Accumulation Unit Value at end of
   period                                    $16.234          $14.662          $15.281          $14.391                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                1                -
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.140          $10.164           $8.935           $6.521          $10.586
  Accumulation Unit Value at end of
   period                                    $10.869           $9.140          $10.164           $8.935           $6.521
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     64               71               70               83               78
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.457          $16.245          $14.432          $10.645                -
  Accumulation Unit Value at end of
   period                                    $17.011          $14.457          $16.245          $14.432                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                1                -
OPPENHEIMER MAIN STREET FUND /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.452           $9.644           $8.469           $6.730          $10.550
  Accumulation Unit Value at end of
   period                                    $10.836           $9.452           $9.644           $8.469           $6.730
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                6                7                8                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.153          $14.593          $12.951          $10.400                -
  Accumulation Unit Value at end of
   period                                    $16.056          $14.153          $14.593          $12.951                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                1                1                1                -
OPPENHEIMER MAIN STREET SMALL CAP FUND
 /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.533          $10.975           $9.072           $6.741          $10.518
  Accumulation Unit Value at end of
   period                                    $12.185          $10.533          $10.975           $9.072           $6.741
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     47               55               65               78               56
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.344          $17.209          $14.375          $10.794                -
  Accumulation Unit Value at end of
   period                                    $18.710          $16.344          $17.209          $14.375                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -

                                                                    APP B-93

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.824           $9.396           $8.325           $6.387          $10.773
  Accumulation Unit Value at end of
   period                                     $9.811           $8.824           $9.396           $8.325           $6.387
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               15               16               26               85
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.631          $14.669          $13.134          $10.183                -
  Accumulation Unit Value at end of
   period                                    $14.997          $13.631          $14.669          $13.134                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.419          $11.995          $10.829           $7.090          $10.238
  Accumulation Unit Value at end of
   period                                    $12.521          $11.419          $11.995          $10.829           $7.090
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    195              226              291              376              175
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.284          $17.286          $15.769          $10.433                -
  Accumulation Unit Value at end of
   period                                    $17.668          $16.284          $17.286          $15.769                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                2                -
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.130          $10.348           $9.177           $6.904          $10.294
  Accumulation Unit Value at end of
   period                                    $11.374          $10.130          $10.348           $9.177           $6.904
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               47               50               40               42
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.849          $15.328          $13.737          $10.443                -
  Accumulation Unit Value at end of
   period                                    $16.498          $14.849          $15.328          $13.737                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.559           $8.031           $7.425           $6.059          $10.499
  Accumulation Unit Value at end of
   period                                     $7.861           $6.559           $8.031           $7.425           $6.059
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.204          $13.865          $12.953          $10.683                -
  Accumulation Unit Value at end of
   period                                    $13.290          $11.204          $13.865          $12.953                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.497           $7.665           $7.278           $5.866          $10.579
  Accumulation Unit Value at end of
   period                                     $7.774           $6.497           $7.665           $7.278           $5.866
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5               16               16               16               16
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.527          $13.743          $13.186          $10.741                -
  Accumulation Unit Value at end of
   period                                    $13.648          $11.527          $13.743          $13.186                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.863          $10.530           $8.501           $6.574          $10.313
  Accumulation Unit Value at end of
   period                                    $11.392           $9.863          $10.530           $8.501           $6.574
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.557          $16.784          $13.694          $10.701                -
  Accumulation Unit Value at end of
   period                                    $17.782          $15.557          $16.784          $13.694                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -

APP B-94

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.191           $9.905           $8.581           $5.061           $9.904
  Accumulation Unit Value at end of
   period                                     $9.104           $8.191           $9.905           $8.581           $5.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     36               48               99               74               46
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.311          $19.932          $17.450          $10.401                -
  Accumulation Unit Value at end of
   period                                    $17.940          $16.311          $19.932          $17.450                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                4                4                3                -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.042           $9.165           $8.601           $6.393          $10.346
  Accumulation Unit Value at end of
   period                                     $9.341           $8.042           $9.165           $8.601           $6.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     48               69               50               46               15
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.042          $15.020          $14.244          $10.699                -
  Accumulation Unit Value at end of
   period                                    $14.990          $13.042          $15.020          $14.244                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.608          $12.949          $11.524           $9.885           $9.905
  Accumulation Unit Value at end of
   period                                    $14.251          $12.608          $12.949          $11.524           $9.885
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    216              299              301              370              256
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.161          $13.659          $12.285          $10.648                -
  Accumulation Unit Value at end of
   period                                    $14.721          $13.161          $13.659          $12.285                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                3                4                4                -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.851           $8.601           $8.152           $6.331          $10.339
  Accumulation Unit Value at end of
   period                                     $9.342           $7.851           $8.601           $8.152           $6.331
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    134              136              136              255               99
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.770          $14.137          $13.540          $10.626                -
  Accumulation Unit Value at end of
   period                                    $15.035          $12.770          $14.137          $13.540                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                1                -
VAN KAMPEN - UIF MID CAP GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.698          $11.723           $9.015           $5.826          $10.713
  Accumulation Unit Value at end of
   period                                    $11.411          $10.698          $11.723           $9.015           $5.826
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               37               32               42               29
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $18.286          $20.249          $15.735          $10.277                -
  Accumulation Unit Value at end of
   period                                    $19.301          $18.286          $20.249          $15.735                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                1                -

(a)  Inception date April 30, 2012.

                                                                    APP B-95

-------------------------------------------------------------------------------

PLUS

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.292           $9.744           $8.982           $7.337          $10.397
  Accumulation Unit Value at end of
   period                                    $10.362           $9.292           $9.744           $8.982           $7.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    978            1,123            1,192            1,058              595
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.887          $13.657          $12.721          $10.501                -
  Accumulation Unit Value at end of
   period                                    $14.222          $12.887          $13.657          $12.721                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                5                4                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.810           $8.247           $7.445           $5.436          $10.457
  Accumulation Unit Value at end of
   period                                     $7.720           $6.810           $8.247           $7.445           $5.436
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    193              306              331              372              337
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.022          $15.935          $14.538          $10.727                -
  Accumulation Unit Value at end of
   period                                    $14.607          $13.022          $15.935          $14.538                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                6                6                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $5.507           $6.949           $6.773           $5.125          $10.781
  Accumulation Unit Value at end of
   period                                     $6.185           $5.507           $6.949           $6.773           $5.125
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,789            2,011            1,973            1,988            1,059
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.042          $14.081          $13.870          $10.606                -
  Accumulation Unit Value at end of
   period                                    $12.273          $11.042          $14.081          $13.870                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               10               11               10                -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.483          $11.663           $9.367           $6.675          $10.790
  Accumulation Unit Value at end of
   period                                    $12.216          $10.483          $11.663           $9.367           $6.675
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    376              473              599              407              287
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.611          $18.676          $15.157          $10.915                -
  Accumulation Unit Value at end of
   period                                    $19.155          $16.611          $18.676          $15.157                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                3                -                -
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.895           $8.342           $7.612           $6.393          $10.560
  Accumulation Unit Value at end of
   period                                     $8.973           $7.895           $8.342           $7.612           $6.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     40               85               58               69               41
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.463          $13.306          $12.269          $10.414                -
  Accumulation Unit Value at end of
   period                                    $14.016          $12.463          $13.306          $12.269                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
AMERICAN FUNDS ASSET ALLOCATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.635           $9.697           $8.791           $7.232          $10.072
  Accumulation Unit Value at end of
   period                                    $10.975           $9.635           $9.697           $8.791           $7.232
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,973            2,354            1,941            1,670            1,222
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.270          $13.497          $12.365          $10.279                -
  Accumulation Unit Value at end of
   period                                    $14.958          $13.270          $13.497          $12.365                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                3                5                -

APP B-96

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.941           $9.200           $8.352           $6.662          $10.221
  Accumulation Unit Value at end of
   period                                     $9.985           $8.941           $9.200           $8.352           $6.662
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    727              896              919              955              636
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.473          $14.008          $12.852          $10.359                -
  Accumulation Unit Value at end of
   period                                    $14.888          $13.473          $14.008          $12.852                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     54               54               61               55                -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.657          $10.236           $9.804           $8.880          $10.017
  Accumulation Unit Value at end of
   period                                    $11.009          $10.657          $10.236           $9.804           $8.880
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,183            5,494            6,152            5,857            2,225
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.030          $11.677          $11.302          $10.345                -
  Accumulation Unit Value at end of
   period                                    $12.297          $12.030          $11.677          $11.302                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     55               59               58               49                -
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.092          $10.814          $10.486           $9.741           $9.982
  Accumulation Unit Value at end of
   period                                    $11.547          $11.092          $10.814          $10.486           $9.741
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    908            1,252            1,027            1,094              679
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.775          $11.601          $11.367          $10.672                -
  Accumulation Unit Value at end of
   period                                    $12.130          $11.775          $11.601          $11.367                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9               11               11                8                -
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.392           $9.000           $8.212           $5.990          $10.078
  Accumulation Unit Value at end of
   period                                     $9.683           $8.392           $9.000           $8.212           $5.990
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,244            3,100            3,471            3,830            2,633
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.313          $15.511          $14.303          $10.544                -
  Accumulation Unit Value at end of
   period                                    $16.342          $14.313          $15.511          $14.303                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     30               36               35               27                -
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.647           $9.680           $8.833           $6.334          $10.057
  Accumulation Unit Value at end of
   period                                    $10.393           $8.647           $9.680           $8.833           $6.334
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    684              882              959              990              786
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.046          $15.891          $14.654          $10.618                -
  Accumulation Unit Value at end of
   period                                    $16.707          $14.046          $15.891          $14.654                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     53               54               59               47                -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.587           $9.570           $7.970           $5.040          $10.088
  Accumulation Unit Value at end of
   period                                     $8.795           $7.587           $9.570           $7.970           $5.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,534            2,089            2,363            2,363            1,374
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.449          $19.693          $16.575          $10.591                -
  Accumulation Unit Value at end of
   period                                    $17.721          $15.449          $19.693          $16.575                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               13               20               18                -

                                                                    APP B-97

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.692           $9.260           $7.954           $5.817          $10.075
  Accumulation Unit Value at end of
   period                                    $10.052           $8.692           $9.260           $7.954           $5.817
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,872            9,820           11,007           11,016            6,718
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.952          $16.097          $13.972          $10.325                -
  Accumulation Unit Value at end of
   period                                    $17.110          $14.952          $16.097          $13.972                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    137              153              150              136                -
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.709           $9.046           $8.276           $6.430          $10.187
  Accumulation Unit Value at end of
   period                                    $10.037           $8.709           $9.046           $8.276           $6.430
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,895            4,945            5,468            5,696            3,509
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.480          $14.149          $13.082          $10.271                -
  Accumulation Unit Value at end of
   period                                    $15.373          $13.480          $14.149          $13.082                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     85               92               91               86                -
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.504           $8.895           $8.457           $6.023          $10.059
  Accumulation Unit Value at end of
   period                                     $8.678           $7.504           $8.895           $8.457           $6.023
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,628            7,664            7,923            7,379            4,310
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.980          $15.548          $14.939          $10.751                -
  Accumulation Unit Value at end of
   period                                    $14.855          $12.980          $15.548          $14.939                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     43               46               55               40                -
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.496          $10.071           $8.710           $5.937          $10.052
  Accumulation Unit Value at end of
   period                                     $9.817           $8.496          $10.071           $8.710           $5.937
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,260            1,681            2,161            2,185            1,373
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.536          $17.412          $15.219          $10.483                -
  Accumulation Unit Value at end of
   period                                    $16.621          $14.536          $17.412          $15.219                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     34               38               42               23                -
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.286           $9.711           $8.443           $6.336          $10.608
  Accumulation Unit Value at end of
   period                                    $10.608           $9.286           $9.711           $8.443           $6.336
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,250            2,685            2,925            3,061            2,051
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.501          $15.325          $13.465          $10.211                -
  Accumulation Unit Value at end of
   period                                    $16.393          $14.501          $15.325          $13.465                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     34               33               35               34                -
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.463           $9.894           $8.525           $6.383          $10.293
  Accumulation Unit Value at end of
   period                                    $11.379           $9.463           $9.894           $8.525           $6.383
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     83               28               33               49               34
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.155          $16.014          $13.944          $10.550                -
  Accumulation Unit Value at end of
   period                                    $18.034          $15.155          $16.014          $13.944                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -                -                -

APP B-98

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.809           $8.959           $7.353           $5.842          $10.329
  Accumulation Unit Value at end of
   period                                     $9.913           $8.809           $8.959           $7.353           $5.842
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    350              438              159              282              206
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.716          $15.124          $12.545          $10.071                -
  Accumulation Unit Value at end of
   period                                    $16.388          $14.716          $15.124          $12.545                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                2                1                1                -
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.784          $11.157           $8.822           $6.418          $10.251
  Accumulation Unit Value at end of
   period                                    $11.025           $9.784          $11.157           $8.822           $6.418
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,160            2,678            2,965            2,944            1,489
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.501          $17.865          $14.275          $10.494                -
  Accumulation Unit Value at end of
   period                                    $17.286          $15.501          $17.865          $14.275                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     45               32               45               33                -
FIDELITY VIP VALUE STRATEGIES PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.165          $10.243           $8.242           $5.332          $10.457
  Accumulation Unit Value at end of
   period                                    $11.454           $9.165          $10.243           $8.242           $5.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    168              157              183              192              104
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.885          $20.200          $16.426          $10.738                -
  Accumulation Unit Value at end of
   period                                    $22.120          $17.885          $20.200          $16.426                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                8                9                -
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.081          $10.778           $9.439           $7.232          $10.888
  Accumulation Unit Value at end of
   period                                    $10.832          $10.081          $10.778           $9.439           $7.232
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    137              137              119               95               60
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.555          $14.645          $12.961          $10.035                -
  Accumulation Unit Value at end of
   period                                    $14.414          $13.555          $14.645          $12.961                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                5                5                -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.735          $10.670           $9.639           $7.239          $10.503
  Accumulation Unit Value at end of
   period                                    $11.886          $10.735          $10.670           $9.639           $7.239
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,047            8,583            8,876            8,914            5,141
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.359          $15.427          $14.082          $10.687                -
  Accumulation Unit Value at end of
   period                                    $16.828          $15.359          $15.427          $14.082                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     59               71               74               63                -
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.572          $11.181           $8.871           $6.989          $10.774
  Accumulation Unit Value at end of
   period                                    $12.299          $10.572          $11.181           $8.871           $6.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    749              987            1,059            1,083              597
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.566          $16.637          $13.338          $10.619                -
  Accumulation Unit Value at end of
   period                                    $17.919          $15.566          $16.637          $13.338                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                6                9                6                -

                                                                    APP B-99

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL-MID CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.646          $11.388           $9.080           $6.436          $10.703
  Accumulation Unit Value at end of
   period                                    $11.601          $10.646          $11.388           $9.080           $6.436
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    220              328              295              255              149
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.106          $17.411          $14.030          $10.049                -
  Accumulation Unit Value at end of
   period                                    $17.368          $16.106          $17.411          $14.030                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                8                8                8                -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.821          $11.729          $10.755           $8.710          $10.182
  Accumulation Unit Value at end of
   period                                    $13.101          $11.821          $11.729          $10.755           $8.710
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,734            5,347            5,414            5,229            2,264
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.797          $13.834          $12.818          $10.491                -
  Accumulation Unit Value at end of
   period                                    $15.131          $13.797          $13.834          $12.818                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     65               67               62               22                -
HARTFORD BALANCED HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.195          $10.176           $9.225           $7.198          $10.413
  Accumulation Unit Value at end of
   period                                    $11.234          $10.195          $10.176           $9.225           $7.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    443              433              382              306              118
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.211          $14.334          $13.132          $10.355                -
  Accumulation Unit Value at end of
   period                                    $15.495          $14.211          $14.334          $13.132                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.331           $9.561           $8.343           $5.823          $10.580
  Accumulation Unit Value at end of
   period                                     $9.698           $8.331           $9.561           $8.343           $5.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17,868           22,375           24,221           23,668           14,067
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.473          $16.784          $14.800          $10.438                -
  Accumulation Unit Value at end of
   period                                    $16.671          $14.473          $16.784          $14.800                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    113              108              144              107                -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.401           $9.448           $8.423           $6.815          $10.249
  Accumulation Unit Value at end of
   period                                    $10.877           $9.401           $9.448           $8.423           $6.815
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,809            3,417            3,758            3,321            1,440
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.931          $14.149          $12.746          $10.422                -
  Accumulation Unit Value at end of
   period                                    $15.949          $13.931          $14.149          $12.746                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20               21               29               18                -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.712           $9.745           $8.752           $7.136          $10.483
  Accumulation Unit Value at end of
   period                                    $10.852           $9.712           $9.745           $8.752           $7.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10,614           13,121           14,166           13,324            7,136
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.633          $13.824          $12.545          $10.338                -
  Accumulation Unit Value at end of
   period                                    $15.073          $13.633          $13.824          $12.545                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     67               50               78               55                -

APP B-100

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.822           $8.054           $7.167           $5.371          $10.508
  Accumulation Unit Value at end of
   period                                     $8.281           $6.822           $8.054           $7.167           $5.371
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     40               47               34               34               37
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.963          $15.466          $13.907          $10.534                -
  Accumulation Unit Value at end of
   period                                    $15.572          $12.963          $15.466          $13.907                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -                -                -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.751           $9.808           $8.594           $6.148          $10.477
  Accumulation Unit Value at end of
   period                                    $10.191           $8.751           $9.808           $8.594           $6.148
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     44               25               24               27               17
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.449          $16.364          $14.491          $10.475                -
  Accumulation Unit Value at end of
   period                                    $16.651          $14.449          $16.364          $14.491                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                1                -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.114          $10.177           $8.667           $6.564          $10.643
  Accumulation Unit Value at end of
   period                                    $10.616           $9.114          $10.177           $8.667           $6.564
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    115              281              317               86               68
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.992          $15.789          $13.588          $10.399                -
  Accumulation Unit Value at end of
   period                                    $16.128          $13.992          $15.789          $13.588                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                5                9                1                -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.974           $8.897           $7.693           $6.034          $10.179
  Accumulation Unit Value at end of
   period                                     $9.951           $7.974           $8.897           $7.693           $6.034
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,536            5,558            6,250            5,861            2,659
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.497          $15.216          $13.297          $10.540                -
  Accumulation Unit Value at end of
   period                                    $16.666          $13.497          $15.216          $13.297                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               28               44               33                -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.280          $12.895          $11.287           $7.626          $10.352
  Accumulation Unit Value at end of
   period                                    $14.932          $13.280          $12.895          $11.287           $7.626
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,357            1,451            1,783            1,148              188
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.519          $17.191          $15.206          $10.382                -
  Accumulation Unit Value at end of
   period                                    $19.493          $17.519          $17.191          $15.206                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               42               13               12                -
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.793           $9.210           $8.178           $6.230          $10.408
  Accumulation Unit Value at end of
   period                                     $9.214           $7.793           $9.210           $8.178           $6.230
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    904            1,096            1,088              884              604
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.962          $15.480          $13.891          $10.693                -
  Accumulation Unit Value at end of
   period                                    $15.165          $12.962          $15.480          $13.891                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               10               18                9                -

                                                                   APP B-101

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.535           $9.693           $9.855          $10.012          $10.013
  Accumulation Unit Value at end of
   period                                     $9.379           $9.535           $9.693           $9.855          $10.012
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,019            5,872            4,799            6,042            5,454
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.209           $9.461           $9.720           $9.979                -
  Accumulation Unit Value at end of
   period                                     $8.963           $9.209           $9.461           $9.720                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    203               94               85               48                -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.803          $10.313           $8.446           $6.642          $10.461
  Accumulation Unit Value at end of
   period                                    $11.151           $9.803          $10.313           $8.446           $6.642
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    340              464              563              687              328
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.950          $15.894          $13.154          $10.453                -
  Accumulation Unit Value at end of
   period                                    $16.828          $14.950          $15.894          $13.154                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                7                1                4                -
HARTFORD SMALL/MID CAP EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.035          $10.320           $8.337           $5.732          $10.244
  Accumulation Unit Value at end of
   period                                    $11.438          $10.035          $10.320           $8.337           $5.732
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    354              282              342              252              133
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.485          $18.170          $14.835          $10.307                -
  Accumulation Unit Value at end of
   period                                    $19.720          $17.485          $18.170          $14.835                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13               15               15               15                -
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.300          $12.329           $9.179           $6.892          $10.631
  Accumulation Unit Value at end of
   period                                    $14.203          $12.300          $12.329           $9.179           $6.892
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    296              314              193              133               73
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $18.404          $18.643          $14.025          $10.642                -
  Accumulation Unit Value at end of
   period                                    $21.030          $18.404          $18.643          $14.025                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               16               13               13                -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.547           $9.814           $8.691           $6.242          $10.633
  Accumulation Unit Value at end of
   period                                    $10.742           $9.547           $9.814           $8.691           $6.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    233               31               41               39               26
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.307          $15.900          $14.229          $10.328                -
  Accumulation Unit Value at end of
   period                                    $17.042          $15.307          $15.900          $14.229                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1                6                6                -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.331          $10.767          $10.181           $9.000           $9.941
  Accumulation Unit Value at end of
   period                                    $11.986          $11.331          $10.767          $10.181           $9.000
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15,445           17,214           19,012           17,393            7,751
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.510          $12.012          $11.478          $10.253                -
  Accumulation Unit Value at end of
   period                                    $13.094          $12.510          $12.012          $11.478                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     94               89              120               83                -

APP B-102

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.273           $9.959           $9.754           $9.592           $9.798
  Accumulation Unit Value at end of
   period                                    $10.479          $10.273           $9.959           $9.754           $9.592
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,702            2,083            1,651            1,651            1,434
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.402          $10.190          $10.086          $10.024                -
  Accumulation Unit Value at end of
   period                                    $10.499          $10.402          $10.190          $10.086                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    172               32               11                6                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.415           $9.762           $8.655           $7.075          $10.637
  Accumulation Unit Value at end of
   period                                    $10.834           $9.415           $9.762           $8.655           $7.075
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    437              522              571              257              194
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.288          $13.924          $12.475          $10.305                -
  Accumulation Unit Value at end of
   period                                    $15.131          $13.288          $13.924          $12.475                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                6               10                -                -
INVESCO V.I. BALANCED RISK ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.926          $10.345                -                -                -
  Accumulation Unit Value at end of
   period                                    $11.891          $10.926                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    825              738                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.836          $10.331                -                -                -
  Accumulation Unit Value at end of
   period                                    $11.669          $10.836                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               13                -                -                -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.622           $9.811           $9.130           $7.252          $10.385
  Accumulation Unit Value at end of
   period                                    $10.753           $9.622           $9.811           $9.130           $7.252
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     88              110              243              309               98
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.080          $13.478          $12.674          $10.174                -
  Accumulation Unit Value at end of
   period                                    $14.465          $13.080          $13.478          $12.674                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.595           $9.394           $8.481           $6.391          $10.303
  Accumulation Unit Value at end of
   period                                     $9.744           $8.595           $9.394           $8.481           $6.391
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,528            1,754            1,918            1,843              830
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.863          $15.313          $13.971          $10.639                -
  Accumulation Unit Value at end of
   period                                    $15.552          $13.863          $15.313          $13.971                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               48               19               15                -
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.991          $11.285           $8.948           $7.524          $10.730
  Accumulation Unit Value at end of
   period                                    $12.287          $10.991          $11.285           $8.948           $7.524
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    397              475              432              221              113
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.802          $15.359          $12.307          $10.458                -
  Accumulation Unit Value at end of
   period                                    $16.376          $14.802          $15.359          $12.307                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                6                5                -                -

                                                                   APP B-103

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
-----------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. AMERICAN
 FRANCHISE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.135                -                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $9.822                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     40                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.117                -                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $9.736                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -                -                -
INVESCO VAN KAMPEN V.I. AMERICAN VALUE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.275          $10.360           $8.620           $6.298          $10.475
  Accumulation Unit Value at end of
   period                                    $11.833          $10.275          $10.360           $8.620           $6.298
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    198              256              236              279              181
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.688          $17.004          $14.298          $10.555                -
  Accumulation Unit Value at end of
   period                                    $19.017          $16.688          $17.004          $14.298                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
INVESCO VAN KAMPEN V.I. GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.421           $9.799           $8.880           $7.274          $10.476
  Accumulation Unit Value at end of
   period                                    $10.597           $9.421           $9.799           $8.880           $7.274
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    240              283              299              304              187
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.993          $13.657          $12.506          $10.353                -
  Accumulation Unit Value at end of
   period                                    $14.461          $12.993          $13.657          $12.506                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                3                3                3                -
INVESCO VAN KAMPEN V.I. MID CAP GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.015                -                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $9.858                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     46                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.998                -                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $9.772                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                -                -                -                -
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.465          $12.141          $10.989           $8.318          $10.285
  Accumulation Unit Value at end of
   period                                    $13.798          $12.465          $12.141          $10.989           $8.318
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,727            2,100            2,294            2,396            1,137
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.249          $15.009          $13.729          $10.501                -
  Accumulation Unit Value at end of
   period                                    $16.703          $15.249          $15.009          $13.729                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               15               17               17                -
LORD ABBETT CALIBRATED DIVIDEND GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.607          $10.763           $9.534           $7.854          $10.366
  Accumulation Unit Value at end of
   period                                    $11.733          $10.607          $10.763           $9.534           $7.854
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    465              511              359              265              121
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.624          $13.970          $12.505          $10.410                -
  Accumulation Unit Value at end of
   period                                    $14.913          $13.624          $13.970          $12.505                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                5                5                -

APP B-104

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.602           $9.312           $8.063           $6.894          $10.527
  Accumulation Unit Value at end of
   period                                     $9.484           $8.602           $9.312           $8.063           $6.894
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    281              320              341              338              242
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.501          $13.675          $11.966          $10.339                -
  Accumulation Unit Value at end of
   period                                    $13.639          $12.501          $13.675          $11.966                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7                7                7                -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.118          $10.344           $9.142           $6.768          $10.619
  Accumulation Unit Value at end of
   period                                    $11.652          $10.118          $10.344           $9.142           $6.768
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    100              128              102               71               38
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.629          $15.114          $13.499          $10.099                -
  Accumulation Unit Value at end of
   period                                    $16.671          $14.629          $15.114          $13.499                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                3                7                7                -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.265           $9.653           $8.850           $7.110          $10.600
  Accumulation Unit Value at end of
   period                                    $10.830           $9.265           $9.653           $8.850           $7.110
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    106               98              114              114               60
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.896          $13.578          $12.581          $10.213                -
  Accumulation Unit Value at end of
   period                                    $14.917          $12.896          $13.578          $12.581                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                4                2                2                -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.009          $11.466          $10.874           $9.537          $10.040
  Accumulation Unit Value at end of
   period                                    $12.646          $12.009          $11.466          $10.874           $9.537
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,247            1,942            1,756              750              152
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.538          $12.098          $11.593          $10.276                -
  Accumulation Unit Value at end of
   period                                    $13.065          $12.538          $12.098          $11.593                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               17               15                3                -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.999          $10.007           $9.279           $8.013          $10.255
  Accumulation Unit Value at end of
   period                                    $10.911           $9.999          $10.007           $9.279           $8.013
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,245            2,450            2,306            1,982              964
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.443          $12.585          $11.793          $10.292                -
  Accumulation Unit Value at end of
   period                                    $13.436          $12.443          $12.585          $11.793                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     56               56               48               36                -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.357           $9.557           $8.736           $7.253          $10.526
  Accumulation Unit Value at end of
   period                                    $10.665           $9.357           $9.557           $8.736           $7.253
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,891            3,516            3,882            3,425            1,491
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.978          $13.396          $12.374          $10.382                -
  Accumulation Unit Value at end of
   period                                    $14.639          $12.978          $13.396          $12.374                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               65               31               12                -

                                                                   APP B-105

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.594          $10.063           $9.145           $7.547          $10.225
  Accumulation Unit Value at end of
   period                                    $10.689           $9.594          $10.063           $9.145           $7.547
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,184            1,552            1,682            1,749              948
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.497          $13.247          $12.165          $10.145                -
  Accumulation Unit Value at end of
   period                                    $13.778          $12.497          $13.247          $12.165                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               28               26               28                -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.812           $9.060           $8.294           $6.695          $10.230
  Accumulation Unit Value at end of
   period                                     $9.899           $8.812           $9.060           $8.294           $6.695
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,120            5,037            5,271            4,991            2,610
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.153          $13.666          $12.642          $10.313                -
  Accumulation Unit Value at end of
   period                                    $14.620          $13.153          $13.666          $12.642                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     52               48               43               30                -
OPPENHEIMER CAPITAL APPRECIATION FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.899           $9.173           $8.544           $6.026          $10.874
  Accumulation Unit Value at end of
   period                                     $9.962           $8.899           $9.173           $8.544           $6.026
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     78               97               91              105               52
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.684          $15.297          $14.399          $10.262                -
  Accumulation Unit Value at end of
   period                                    $16.267          $14.684          $15.297          $14.399                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                2                2                -
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.158          $10.178           $8.943           $6.524          $10.587
  Accumulation Unit Value at end of
   period                                    $10.895           $9.158          $10.178           $8.943           $6.524
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    613              848              859              999              717
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.479          $16.262          $14.440          $10.645                -
  Accumulation Unit Value at end of
   period                                    $17.046          $14.479          $16.262          $14.440                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                7                5                -
OPPENHEIMER MAIN STREET FUND /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.470           $9.658           $8.477           $6.733          $10.551
  Accumulation Unit Value at end of
   period                                    $10.862           $9.470           $9.658           $8.477           $6.733
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     78               67               69               56               37
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.175          $14.609          $12.958          $10.401                -
  Accumulation Unit Value at end of
   period                                    $16.089          $14.175          $14.609          $12.958                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                2                2                2                -
OPPENHEIMER MAIN STREET SMALL- & MID-
 CAP FUND /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.553          $10.991           $9.080           $6.744          $10.519
  Accumulation Unit Value at end of
   period                                    $12.215          $10.553          $10.991           $9.080           $6.744
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    721              886              977            1,066              533
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.369          $17.227          $14.383          $10.794                -
  Accumulation Unit Value at end of
   period                                    $18.748          $16.369          $17.227          $14.383                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                6                7                7                -

APP B-106

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.841           $9.410           $8.333           $6.390          $10.773
  Accumulation Unit Value at end of
   period                                     $9.834           $8.841           $9.410           $8.333           $6.390
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     53               53               38               73               27
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.653          $14.685          $13.141          $10.183                -
  Accumulation Unit Value at end of
   period                                    $15.028          $13.653          $14.685          $13.141                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                6                -                -                -
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.441          $12.012          $10.839           $7.093          $10.239
  Accumulation Unit Value at end of
   period                                    $12.551          $11.441          $12.012          $10.839           $7.093
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,548            2,634            3,176            3,612            1,496
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.309          $17.304          $15.778          $10.433                -
  Accumulation Unit Value at end of
   period                                    $17.704          $16.309          $17.304          $15.778                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                6                8                8                -
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.150          $10.362           $9.185           $6.907          $10.295
  Accumulation Unit Value at end of
   period                                    $11.401          $10.150          $10.362           $9.185           $6.907
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    265              225              238              254               36
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.872          $15.344          $13.744          $10.444                -
  Accumulation Unit Value at end of
   period                                    $16.532          $14.872          $15.344          $13.744                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.571           $8.043           $7.431           $6.062          $10.500
  Accumulation Unit Value at end of
   period                                     $7.881           $6.571           $8.043           $7.431           $6.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     42               52               55               76               35
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.222          $13.880          $12.960          $10.683                -
  Accumulation Unit Value at end of
   period                                    $13.317          $11.222          $13.880          $12.960                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.509           $7.676           $7.284           $5.869          $10.579
  Accumulation Unit Value at end of
   period                                     $7.793           $6.509           $7.676           $7.284           $5.869
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     56               44               47               62               23
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.545          $13.757          $13.193          $10.741                -
  Accumulation Unit Value at end of
   period                                    $13.676          $11.545          $13.757          $13.193                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.882          $10.545           $8.509           $6.577          $10.314
  Accumulation Unit Value at end of
   period                                    $11.420           $9.882          $10.545           $8.509           $6.577
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     39               90               58               48               32
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.581          $16.802          $13.701          $10.702                -
  Accumulation Unit Value at end of
   period                                    $17.818          $15.581          $16.802          $13.701                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               11               11               11                -

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.207           $9.919           $8.589           $5.063           $9.905
  Accumulation Unit Value at end of
   period                                     $9.126           $8.207           $9.919           $8.589           $5.063
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    694              805            1,103            1,088              560
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.336          $19.953          $17.459          $10.401                -
  Accumulation Unit Value at end of
   period                                    $17.977          $16.336          $19.953          $17.459                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               13               19               16                -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.058           $9.178           $8.609           $6.396          $10.347
  Accumulation Unit Value at end of
   period                                     $9.363           $8.058           $9.178           $8.609           $6.396
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    684              898              782              519              223
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.062          $15.035          $14.252          $10.700                -
  Accumulation Unit Value at end of
   period                                    $15.020          $13.062          $15.035          $14.252                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               14               20               16                -
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.633          $12.967          $11.535           $9.889           $9.906
  Accumulation Unit Value at end of
   period                                    $14.286          $12.633          $12.967          $11.535           $9.889
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,719            3,306            3,504            2,961            1,382
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.181          $13.673          $12.291          $10.649                -
  Accumulation Unit Value at end of
   period                                    $14.751          $13.181          $13.673          $12.291                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    119              169               98               62                -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.867           $8.613           $8.159           $6.333          $10.340
  Accumulation Unit Value at end of
   period                                     $9.365           $7.867           $8.613           $8.159           $6.333
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,485            1,735            1,811            1,779            1,139
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.790          $14.151          $13.547          $10.626                -
  Accumulation Unit Value at end of
   period                                    $15.066          $12.790          $14.151          $13.547                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                8               15               13                -
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.719          $11.739           $9.023           $5.829          $10.714
  Accumulation Unit Value at end of
   period                                    $11.438          $10.719          $11.739           $9.023           $5.829
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    440              704              696              738              503
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $18.314          $20.270          $15.744          $10.278                -
  Accumulation Unit Value at end of
   period                                    $19.340          $18.314          $20.270          $15.744                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                6                7                8                -

(a)  Inception date April 30, 2012.

APP B-108

-------------------------------------------------------------------------------

OUTLOOK

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.292           $9.744           $8.982           $7.337          $10.397
  Accumulation Unit Value at end of
   period                                    $10.362           $9.292           $9.744           $8.982           $7.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    978            1,123            1,192            1,058              595
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.887          $13.657          $12.721          $10.501                -
  Accumulation Unit Value at end of
   period                                    $14.222          $12.887          $13.657          $12.721                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                5                4                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.810           $8.247           $7.445           $5.436          $10.457
  Accumulation Unit Value at end of
   period                                     $7.720           $6.810           $8.247           $7.445           $5.436
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    193              306              331              372              337
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.022          $15.935          $14.538          $10.727                -
  Accumulation Unit Value at end of
   period                                    $14.607          $13.022          $15.935          $14.538                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                6                6                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $5.507           $6.949           $6.773           $5.125          $10.781
  Accumulation Unit Value at end of
   period                                     $6.185           $5.507           $6.949           $6.773           $5.125
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,789            2,011            1,973            1,988            1,059
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.042          $14.081          $13.870          $10.606                -
  Accumulation Unit Value at end of
   period                                    $12.273          $11.042          $14.081          $13.870                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               10               11               10                -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.483          $11.663           $9.367           $6.675          $10.790
  Accumulation Unit Value at end of
   period                                    $12.216          $10.483          $11.663           $9.367           $6.675
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    376              473              599              407              287
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.611          $18.676          $15.157          $10.915                -
  Accumulation Unit Value at end of
   period                                    $19.155          $16.611          $18.676          $15.157                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                3                -                -
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.895           $8.342           $7.612           $6.393          $10.560
  Accumulation Unit Value at end of
   period                                     $8.973           $7.895           $8.342           $7.612           $6.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     40               85               58               69               41
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.463          $13.306          $12.269          $10.414                -
  Accumulation Unit Value at end of
   period                                    $14.016          $12.463          $13.306          $12.269                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
AMERICAN FUNDS ASSET ALLOCATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.635           $9.697           $8.791           $7.232          $10.072
  Accumulation Unit Value at end of
   period                                    $10.975           $9.635           $9.697           $8.791           $7.232
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,973            2,354            1,941            1,670            1,222
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.270          $13.497          $12.365          $10.279                -
  Accumulation Unit Value at end of
   period                                    $14.958          $13.270          $13.497          $12.365                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                3                5                -

                                                                   APP B-109

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.941           $9.200           $8.352           $6.662          $10.221
  Accumulation Unit Value at end of
   period                                     $9.985           $8.941           $9.200           $8.352           $6.662
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    727              896              919              955              636
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.473          $14.008          $12.852          $10.359                -
  Accumulation Unit Value at end of
   period                                    $14.888          $13.473          $14.008          $12.852                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     54               54               61               55                -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.657          $10.236           $9.804           $8.880          $10.017
  Accumulation Unit Value at end of
   period                                    $11.009          $10.657          $10.236           $9.804           $8.880
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,183            5,494            6,152            5,857            2,225
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.030          $11.677          $11.302          $10.345                -
  Accumulation Unit Value at end of
   period                                    $12.297          $12.030          $11.677          $11.302                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     55               59               58               49                -
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.092          $10.814          $10.486           $9.741           $9.982
  Accumulation Unit Value at end of
   period                                    $11.547          $11.092          $10.814          $10.486           $9.741
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    908            1,252            1,027            1,094              679
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.775          $11.601          $11.367          $10.672                -
  Accumulation Unit Value at end of
   period                                    $12.130          $11.775          $11.601          $11.367                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9               11               11                8                -
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.392           $9.000           $8.212           $5.990          $10.078
  Accumulation Unit Value at end of
   period                                     $9.683           $8.392           $9.000           $8.212           $5.990
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,244            3,100            3,471            3,830            2,633
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.313          $15.511          $14.303          $10.544                -
  Accumulation Unit Value at end of
   period                                    $16.342          $14.313          $15.511          $14.303                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     30               36               35               27                -
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.647           $9.680           $8.833           $6.334          $10.057
  Accumulation Unit Value at end of
   period                                    $10.393           $8.647           $9.680           $8.833           $6.334
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    684              882              959              990              786
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.046          $15.891          $14.654          $10.618                -
  Accumulation Unit Value at end of
   period                                    $16.707          $14.046          $15.891          $14.654                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     53               54               59               47                -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.587           $9.570           $7.970           $5.040          $10.088
  Accumulation Unit Value at end of
   period                                     $8.795           $7.587           $9.570           $7.970           $5.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,534            2,089            2,363            2,363            1,374
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.449          $19.693          $16.575          $10.591                -
  Accumulation Unit Value at end of
   period                                    $17.721          $15.449          $19.693          $16.575                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               13               20               18                -

APP B-110

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.692           $9.260           $7.954           $5.817          $10.075
  Accumulation Unit Value at end of
   period                                    $10.052           $8.692           $9.260           $7.954           $5.817
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,872            9,820           11,007           11,016            6,718
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.952          $16.097          $13.972          $10.325                -
  Accumulation Unit Value at end of
   period                                    $17.110          $14.952          $16.097          $13.972                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    137              153              150              136                -
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.709           $9.046           $8.276           $6.430          $10.187
  Accumulation Unit Value at end of
   period                                    $10.037           $8.709           $9.046           $8.276           $6.430
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,895            4,945            5,468            5,696            3,509
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.480          $14.149          $13.082          $10.271                -
  Accumulation Unit Value at end of
   period                                    $15.373          $13.480          $14.149          $13.082                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     85               92               91               86                -
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.504           $8.895           $8.457           $6.023          $10.059
  Accumulation Unit Value at end of
   period                                     $8.678           $7.504           $8.895           $8.457           $6.023
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,628            7,664            7,923            7,379            4,310
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.980          $15.548          $14.939          $10.751                -
  Accumulation Unit Value at end of
   period                                    $14.855          $12.980          $15.548          $14.939                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     43               46               55               40                -
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.496          $10.071           $8.710           $5.937          $10.052
  Accumulation Unit Value at end of
   period                                     $9.817           $8.496          $10.071           $8.710           $5.937
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,260            1,681            2,161            2,185            1,373
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.536          $17.412          $15.219          $10.483                -
  Accumulation Unit Value at end of
   period                                    $16.621          $14.536          $17.412          $15.219                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     34               38               42               23                -
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.286           $9.711           $8.443           $6.336          $10.608
  Accumulation Unit Value at end of
   period                                    $10.608           $9.286           $9.711           $8.443           $6.336
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,250            2,685            2,925            3,061            2,051
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.501          $15.325          $13.465          $10.211                -
  Accumulation Unit Value at end of
   period                                    $16.393          $14.501          $15.325          $13.465                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     34               33               35               34                -
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.463           $9.894           $8.525           $6.383          $10.293
  Accumulation Unit Value at end of
   period                                    $11.379           $9.463           $9.894           $8.525           $6.383
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     83               28               33               49               34
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.155          $16.014          $13.944          $10.550                -
  Accumulation Unit Value at end of
   period                                    $18.034          $15.155          $16.014          $13.944                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -                -                -

                                                                   APP B-111

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.809           $8.959           $7.353           $5.842          $10.329
  Accumulation Unit Value at end of
   period                                     $9.913           $8.809           $8.959           $7.353           $5.842
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    350              438              159              282              206
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.716          $15.124          $12.545          $10.071                -
  Accumulation Unit Value at end of
   period                                    $16.388          $14.716          $15.124          $12.545                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                2                1                1                -
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.784          $11.157           $8.822           $6.418          $10.251
  Accumulation Unit Value at end of
   period                                    $11.025           $9.784          $11.157           $8.822           $6.418
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,160            2,678            2,965            2,944            1,489
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.501          $17.865          $14.275          $10.494                -
  Accumulation Unit Value at end of
   period                                    $17.286          $15.501          $17.865          $14.275                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     45               32               45               33                -
FIDELITY VIP VALUE STRATEGIES PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.165          $10.243           $8.242           $5.332          $10.457
  Accumulation Unit Value at end of
   period                                    $11.454           $9.165          $10.243           $8.242           $5.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    168              157              183              192              104
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.885          $20.200          $16.426          $10.738                -
  Accumulation Unit Value at end of
   period                                    $22.120          $17.885          $20.200          $16.426                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                8                9                -
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.081          $10.778           $9.439           $7.232          $10.888
  Accumulation Unit Value at end of
   period                                    $10.832          $10.081          $10.778           $9.439           $7.232
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    137              137              119               95               60
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.555          $14.645          $12.961          $10.035                -
  Accumulation Unit Value at end of
   period                                    $14.414          $13.555          $14.645          $12.961                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                5                5                -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.735          $10.670           $9.639           $7.239          $10.503
  Accumulation Unit Value at end of
   period                                    $11.886          $10.735          $10.670           $9.639           $7.239
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,047            8,583            8,876            8,914            5,141
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.359          $15.427          $14.082          $10.687                -
  Accumulation Unit Value at end of
   period                                    $16.828          $15.359          $15.427          $14.082                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     59               71               74               63                -
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.572          $11.181           $8.871           $6.989          $10.774
  Accumulation Unit Value at end of
   period                                    $12.299          $10.572          $11.181           $8.871           $6.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    749              987            1,059            1,083              597
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.566          $16.637          $13.338          $10.619                -
  Accumulation Unit Value at end of
   period                                    $17.919          $15.566          $16.637          $13.338                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                6                9                6                -

APP B-112

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL-MID CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.646          $11.388           $9.080           $6.436          $10.703
  Accumulation Unit Value at end of
   period                                    $11.601          $10.646          $11.388           $9.080           $6.436
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    220              328              295              255              149
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.106          $17.411          $14.030          $10.049                -
  Accumulation Unit Value at end of
   period                                    $17.368          $16.106          $17.411          $14.030                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                8                8                8                -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.821          $11.729          $10.755           $8.710          $10.182
  Accumulation Unit Value at end of
   period                                    $13.101          $11.821          $11.729          $10.755           $8.710
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,734            5,347            5,414            5,229            2,264
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.797          $13.834          $12.818          $10.491                -
  Accumulation Unit Value at end of
   period                                    $15.131          $13.797          $13.834          $12.818                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     65               67               62               22                -
HARTFORD BALANCED HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.195          $10.176           $9.225           $7.198          $10.413
  Accumulation Unit Value at end of
   period                                    $11.234          $10.195          $10.176           $9.225           $7.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    443              433              382              306              118
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.211          $14.334          $13.132          $10.355                -
  Accumulation Unit Value at end of
   period                                    $15.495          $14.211          $14.334          $13.132                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.331           $9.561           $8.343           $5.823          $10.580
  Accumulation Unit Value at end of
   period                                     $9.698           $8.331           $9.561           $8.343           $5.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17,868           22,375           24,221           23,668           14,067
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.473          $16.784          $14.800          $10.438                -
  Accumulation Unit Value at end of
   period                                    $16.671          $14.473          $16.784          $14.800                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    113              108              144              107                -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.401           $9.448           $8.423           $6.815          $10.249
  Accumulation Unit Value at end of
   period                                    $10.877           $9.401           $9.448           $8.423           $6.815
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,809            3,417            3,758            3,321            1,440
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.931          $14.149          $12.746          $10.422                -
  Accumulation Unit Value at end of
   period                                    $15.949          $13.931          $14.149          $12.746                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20               21               29               18                -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.712           $9.745           $8.752           $7.136          $10.483
  Accumulation Unit Value at end of
   period                                    $10.852           $9.712           $9.745           $8.752           $7.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10,614           13,121           14,166           13,324            7,136
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.633          $13.824          $12.545          $10.338                -
  Accumulation Unit Value at end of
   period                                    $15.073          $13.633          $13.824          $12.545                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     67               50               78               55                -

                                                                   APP B-113

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.822           $8.054           $7.167           $5.371          $10.508
  Accumulation Unit Value at end of
   period                                     $8.281           $6.822           $8.054           $7.167           $5.371
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     40               47               34               34               37
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.963          $15.466          $13.907          $10.534                -
  Accumulation Unit Value at end of
   period                                    $15.572          $12.963          $15.466          $13.907                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -                -                -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.751           $9.808           $8.594           $6.148          $10.477
  Accumulation Unit Value at end of
   period                                    $10.191           $8.751           $9.808           $8.594           $6.148
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     44               25               24               27               17
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.449          $16.364          $14.491          $10.475                -
  Accumulation Unit Value at end of
   period                                    $16.651          $14.449          $16.364          $14.491                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                1                -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.114          $10.177           $8.667           $6.564          $10.643
  Accumulation Unit Value at end of
   period                                    $10.616           $9.114          $10.177           $8.667           $6.564
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    115              281              317               86               68
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.992          $15.789          $13.588          $10.399                -
  Accumulation Unit Value at end of
   period                                    $16.128          $13.992          $15.789          $13.588                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                5                9                1                -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.974           $8.897           $7.693           $6.034          $10.179
  Accumulation Unit Value at end of
   period                                     $9.951           $7.974           $8.897           $7.693           $6.034
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,536            5,558            6,250            5,861            2,659
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.497          $15.216          $13.297          $10.540                -
  Accumulation Unit Value at end of
   period                                    $16.666          $13.497          $15.216          $13.297                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               28               44               33                -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.280          $12.895          $11.287           $7.626          $10.352
  Accumulation Unit Value at end of
   period                                    $14.932          $13.280          $12.895          $11.287           $7.626
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,357            1,451            1,783            1,148              188
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.519          $17.191          $15.206          $10.382                -
  Accumulation Unit Value at end of
   period                                    $19.493          $17.519          $17.191          $15.206                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               42               13               12                -
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.793           $9.210           $8.178           $6.230          $10.408
  Accumulation Unit Value at end of
   period                                     $9.214           $7.793           $9.210           $8.178           $6.230
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    904            1,096            1,088              884              604
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.962          $15.480          $13.891          $10.693                -
  Accumulation Unit Value at end of
   period                                    $15.165          $12.962          $15.480          $13.891                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               10               18                9                -

APP B-114

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.535           $9.693           $9.855          $10.012          $10.013
  Accumulation Unit Value at end of
   period                                     $9.379           $9.535           $9.693           $9.855          $10.012
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,019            5,872            4,799            6,042            5,454
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.209           $9.461           $9.720           $9.979                -
  Accumulation Unit Value at end of
   period                                     $8.963           $9.209           $9.461           $9.720                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    203               94               85               48                -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.803          $10.313           $8.446           $6.642          $10.461
  Accumulation Unit Value at end of
   period                                    $11.151           $9.803          $10.313           $8.446           $6.642
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    340              464              563              687              328
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.950          $15.894          $13.154          $10.453                -
  Accumulation Unit Value at end of
   period                                    $16.828          $14.950          $15.894          $13.154                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                7                1                4                -
HARTFORD SMALL/MID CAP EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.035          $10.320           $8.337           $5.732          $10.244
  Accumulation Unit Value at end of
   period                                    $11.438          $10.035          $10.320           $8.337           $5.732
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    354              282              342              252              133
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.485          $18.170          $14.835          $10.307                -
  Accumulation Unit Value at end of
   period                                    $19.720          $17.485          $18.170          $14.835                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13               15               15               15                -
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.300          $12.329           $9.179           $6.892          $10.631
  Accumulation Unit Value at end of
   period                                    $14.203          $12.300          $12.329           $9.179           $6.892
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    296              314              193              133               73
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $18.404          $18.643          $14.025          $10.642                -
  Accumulation Unit Value at end of
   period                                    $21.030          $18.404          $18.643          $14.025                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               16               13               13                -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.547           $9.814           $8.691           $6.242          $10.633
  Accumulation Unit Value at end of
   period                                    $10.742           $9.547           $9.814           $8.691           $6.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    233               31               41               39               26
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.307          $15.900          $14.229          $10.328                -
  Accumulation Unit Value at end of
   period                                    $17.042          $15.307          $15.900          $14.229                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1                6                6                -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.331          $10.767          $10.181           $9.000           $9.941
  Accumulation Unit Value at end of
   period                                    $11.986          $11.331          $10.767          $10.181           $9.000
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15,445           17,214           19,012           17,393            7,751
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.510          $12.012          $11.478          $10.253                -
  Accumulation Unit Value at end of
   period                                    $13.094          $12.510          $12.012          $11.478                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     94               89              120               83                -

                                                                   APP B-115

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.273           $9.959           $9.754           $9.592           $9.798
  Accumulation Unit Value at end of
   period                                    $10.479          $10.273           $9.959           $9.754           $9.592
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,702            2,083            1,651            1,651            1,434
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.402          $10.190          $10.086          $10.024                -
  Accumulation Unit Value at end of
   period                                    $10.499          $10.402          $10.190          $10.086                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    172               32               11                6                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.415           $9.762           $8.655           $7.075          $10.637
  Accumulation Unit Value at end of
   period                                    $10.834           $9.415           $9.762           $8.655           $7.075
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    437              522              571              257              194
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.288          $13.924          $12.475          $10.305                -
  Accumulation Unit Value at end of
   period                                    $15.131          $13.288          $13.924          $12.475                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                6               10                -                -
INVESCO V.I. BALANCED RISK ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.926          $10.345                -                -                -
  Accumulation Unit Value at end of
   period                                    $11.891          $10.926                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    825              738                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.836          $10.331                -                -                -
  Accumulation Unit Value at end of
   period                                    $11.669          $10.836                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               13                -                -                -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.622           $9.811           $9.130           $7.252          $10.385
  Accumulation Unit Value at end of
   period                                    $10.753           $9.622           $9.811           $9.130           $7.252
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     88              110              243              309               98
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.080          $13.478          $12.674          $10.174                -
  Accumulation Unit Value at end of
   period                                    $14.465          $13.080          $13.478          $12.674                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.595           $9.394           $8.481           $6.391          $10.303
  Accumulation Unit Value at end of
   period                                     $9.744           $8.595           $9.394           $8.481           $6.391
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,528            1,754            1,918            1,843              830
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.863          $15.313          $13.971          $10.639                -
  Accumulation Unit Value at end of
   period                                    $15.552          $13.863          $15.313          $13.971                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               48               19               15                -
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.991          $11.285           $8.948           $7.524          $10.730
  Accumulation Unit Value at end of
   period                                    $12.287          $10.991          $11.285           $8.948           $7.524
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    397              475              432              221              113
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.802          $15.359          $12.307          $10.458                -
  Accumulation Unit Value at end of
   period                                    $16.376          $14.802          $15.359          $12.307                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                6                5                -                -

APP B-116

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
-----------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. AMERICAN
 FRANCHISE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.135                -                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $9.822                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     40                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.117                -                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $9.736                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -                -                -
INVESCO VAN KAMPEN V.I. AMERICAN VALUE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.275          $10.360           $8.620           $6.298          $10.475
  Accumulation Unit Value at end of
   period                                    $11.833          $10.275          $10.360           $8.620           $6.298
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    198              256              236              279              181
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.688          $17.004          $14.298          $10.555                -
  Accumulation Unit Value at end of
   period                                    $19.017          $16.688          $17.004          $14.298                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
INVESCO VAN KAMPEN V.I. GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.421           $9.799           $8.880           $7.274          $10.476
  Accumulation Unit Value at end of
   period                                    $10.597           $9.421           $9.799           $8.880           $7.274
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    240              283              299              304              187
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.993          $13.657          $12.506          $10.353                -
  Accumulation Unit Value at end of
   period                                    $14.461          $12.993          $13.657          $12.506                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                3                3                3                -
INVESCO VAN KAMPEN V.I. MID CAP GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.015                -                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $9.858                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     46                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.998                -                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $9.772                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                -                -                -                -
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.465          $12.141          $10.989           $8.318          $10.285
  Accumulation Unit Value at end of
   period                                    $13.798          $12.465          $12.141          $10.989           $8.318
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,727            2,100            2,294            2,396            1,137
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.249          $15.009          $13.729          $10.501                -
  Accumulation Unit Value at end of
   period                                    $16.703          $15.249          $15.009          $13.729                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               15               17               17                -
LORD ABBETT CALIBRATED DIVIDEND GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.607          $10.763           $9.534           $7.854          $10.366
  Accumulation Unit Value at end of
   period                                    $11.733          $10.607          $10.763           $9.534           $7.854
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    465              511              359              265              121
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.624          $13.970          $12.505          $10.410                -
  Accumulation Unit Value at end of
   period                                    $14.913          $13.624          $13.970          $12.505                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                5                5                -

                                                                   APP B-117

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.602           $9.312           $8.063           $6.894          $10.527
  Accumulation Unit Value at end of
   period                                     $9.484           $8.602           $9.312           $8.063           $6.894
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    281              320              341              338              242
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.501          $13.675          $11.966          $10.339                -
  Accumulation Unit Value at end of
   period                                    $13.639          $12.501          $13.675          $11.966                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7                7                7                -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.118          $10.344           $9.142           $6.768          $10.619
  Accumulation Unit Value at end of
   period                                    $11.652          $10.118          $10.344           $9.142           $6.768
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    100              128              102               71               38
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.629          $15.114          $13.499          $10.099                -
  Accumulation Unit Value at end of
   period                                    $16.671          $14.629          $15.114          $13.499                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                3                7                7                -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.265           $9.653           $8.850           $7.110          $10.600
  Accumulation Unit Value at end of
   period                                    $10.830           $9.265           $9.653           $8.850           $7.110
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    106               98              114              114               60
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.896          $13.578          $12.581          $10.213                -
  Accumulation Unit Value at end of
   period                                    $14.917          $12.896          $13.578          $12.581                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                4                2                2                -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.009          $11.466          $10.874           $9.537          $10.040
  Accumulation Unit Value at end of
   period                                    $12.646          $12.009          $11.466          $10.874           $9.537
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,247            1,942            1,756              750              152
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.538          $12.098          $11.593          $10.276                -
  Accumulation Unit Value at end of
   period                                    $13.065          $12.538          $12.098          $11.593                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               17               15                3                -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.999          $10.007           $9.279           $8.013          $10.255
  Accumulation Unit Value at end of
   period                                    $10.911           $9.999          $10.007           $9.279           $8.013
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,245            2,450            2,306            1,982              964
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.443          $12.585          $11.793          $10.292                -
  Accumulation Unit Value at end of
   period                                    $13.436          $12.443          $12.585          $11.793                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     56               56               48               36                -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.357           $9.557           $8.736           $7.253          $10.526
  Accumulation Unit Value at end of
   period                                    $10.665           $9.357           $9.557           $8.736           $7.253
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,891            3,516            3,882            3,425            1,491
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.978          $13.396          $12.374          $10.382                -
  Accumulation Unit Value at end of
   period                                    $14.639          $12.978          $13.396          $12.374                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               65               31               12                -

APP B-118

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.594          $10.063           $9.145           $7.547          $10.225
  Accumulation Unit Value at end of
   period                                    $10.689           $9.594          $10.063           $9.145           $7.547
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,184            1,552            1,682            1,749              948
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.497          $13.247          $12.165          $10.145                -
  Accumulation Unit Value at end of
   period                                    $13.778          $12.497          $13.247          $12.165                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               28               26               28                -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.812           $9.060           $8.294           $6.695          $10.230
  Accumulation Unit Value at end of
   period                                     $9.899           $8.812           $9.060           $8.294           $6.695
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,120            5,037            5,271            4,991            2,610
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.153          $13.666          $12.642          $10.313                -
  Accumulation Unit Value at end of
   period                                    $14.620          $13.153          $13.666          $12.642                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     52               48               43               30                -
OPPENHEIMER CAPITAL APPRECIATION FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.899           $9.173           $8.544           $6.026          $10.874
  Accumulation Unit Value at end of
   period                                     $9.962           $8.899           $9.173           $8.544           $6.026
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     78               97               91              105               52
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.684          $15.297          $14.399          $10.262                -
  Accumulation Unit Value at end of
   period                                    $16.267          $14.684          $15.297          $14.399                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                2                2                -
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.158          $10.178           $8.943           $6.524          $10.587
  Accumulation Unit Value at end of
   period                                    $10.895           $9.158          $10.178           $8.943           $6.524
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    613              848              859              999              717
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.479          $16.262          $14.440          $10.645                -
  Accumulation Unit Value at end of
   period                                    $17.046          $14.479          $16.262          $14.440                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                7                5                -
OPPENHEIMER MAIN STREET FUND /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.470           $9.658           $8.477           $6.733          $10.551
  Accumulation Unit Value at end of
   period                                    $10.862           $9.470           $9.658           $8.477           $6.733
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     78               67               69               56               37
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.175          $14.609          $12.958          $10.401                -
  Accumulation Unit Value at end of
   period                                    $16.089          $14.175          $14.609          $12.958                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                2                2                2                -
OPPENHEIMER MAIN STREET SMALL- & MID-
 CAP FUND /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.553          $10.991           $9.080           $6.744          $10.519
  Accumulation Unit Value at end of
   period                                    $12.215          $10.553          $10.991           $9.080           $6.744
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    721              886              977            1,066              533
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.369          $17.227          $14.383          $10.794                -
  Accumulation Unit Value at end of
   period                                    $18.748          $16.369          $17.227          $14.383                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                6                7                7                -

                                                                   APP B-119

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.841           $9.410           $8.333           $6.390          $10.773
  Accumulation Unit Value at end of
   period                                     $9.834           $8.841           $9.410           $8.333           $6.390
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     53               53               38               73               27
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.653          $14.685          $13.141          $10.183                -
  Accumulation Unit Value at end of
   period                                    $15.028          $13.653          $14.685          $13.141                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                6                -                -                -
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.441          $12.012          $10.839           $7.093          $10.239
  Accumulation Unit Value at end of
   period                                    $12.551          $11.441          $12.012          $10.839           $7.093
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,548            2,634            3,176            3,612            1,496
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.309          $17.304          $15.778          $10.433                -
  Accumulation Unit Value at end of
   period                                    $17.704          $16.309          $17.304          $15.778                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                6                8                8                -
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.150          $10.362           $9.185           $6.907          $10.295
  Accumulation Unit Value at end of
   period                                    $11.401          $10.150          $10.362           $9.185           $6.907
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    265              225              238              254               36
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.872          $15.344          $13.744          $10.444                -
  Accumulation Unit Value at end of
   period                                    $16.532          $14.872          $15.344          $13.744                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.571           $8.043           $7.431           $6.062          $10.500
  Accumulation Unit Value at end of
   period                                     $7.881           $6.571           $8.043           $7.431           $6.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     42               52               55               76               35
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.222          $13.880          $12.960          $10.683                -
  Accumulation Unit Value at end of
   period                                    $13.317          $11.222          $13.880          $12.960                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.509           $7.676           $7.284           $5.869          $10.579
  Accumulation Unit Value at end of
   period                                     $7.793           $6.509           $7.676           $7.284           $5.869
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     56               44               47               62               23
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.545          $13.757          $13.193          $10.741                -
  Accumulation Unit Value at end of
   period                                    $13.676          $11.545          $13.757          $13.193                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.882          $10.545           $8.509           $6.577          $10.314
  Accumulation Unit Value at end of
   period                                    $11.420           $9.882          $10.545           $8.509           $6.577
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     39               90               58               48               32
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.581          $16.802          $13.701          $10.702                -
  Accumulation Unit Value at end of
   period                                    $17.818          $15.581          $16.802          $13.701                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               11               11               11                -

APP B-120

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.207           $9.919           $8.589           $5.063           $9.905
  Accumulation Unit Value at end of
   period                                     $9.126           $8.207           $9.919           $8.589           $5.063
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    694              805            1,103            1,088              560
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.336          $19.953          $17.459          $10.401                -
  Accumulation Unit Value at end of
   period                                    $17.977          $16.336          $19.953          $17.459                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               13               19               16                -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.058           $9.178           $8.609           $6.396          $10.347
  Accumulation Unit Value at end of
   period                                     $9.363           $8.058           $9.178           $8.609           $6.396
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    684              898              782              519              223
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.062          $15.035          $14.252          $10.700                -
  Accumulation Unit Value at end of
   period                                    $15.020          $13.062          $15.035          $14.252                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               14               20               16                -
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.633          $12.967          $11.535           $9.889           $9.906
  Accumulation Unit Value at end of
   period                                    $14.286          $12.633          $12.967          $11.535           $9.889
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,719            3,306            3,504            2,961            1,382
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.181          $13.673          $12.291          $10.649                -
  Accumulation Unit Value at end of
   period                                    $14.751          $13.181          $13.673          $12.291                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    119              169               98               62                -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.867           $8.613           $8.159           $6.333          $10.340
  Accumulation Unit Value at end of
   period                                     $9.365           $7.867           $8.613           $8.159           $6.333
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,485            1,735            1,811            1,779            1,139
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.790          $14.151          $13.547          $10.626                -
  Accumulation Unit Value at end of
   period                                    $15.066          $12.790          $14.151          $13.547                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                8               15               13                -
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.719          $11.739           $9.023           $5.829          $10.714
  Accumulation Unit Value at end of
   period                                    $11.438          $10.719          $11.739           $9.023           $5.829
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    440              704              696              738              503
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $18.314          $20.270          $15.744          $10.278                -
  Accumulation Unit Value at end of
   period                                    $19.340          $18.314          $20.270          $15.744                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                6                7                8                -

(a)  Inception date April 30, 2012.

                                                                         APP C-1

--------------------------------------------------------------------------------

APPENDIX C - COMPARISON AND FUND DATA

Presented below are some, but certainly not all, of the differentiating features between the individual deferred variable annuities described in this prospectus. We also offer other individual deferred variable annuities that have different sales charges arrangements, charges (i.e., mortality and expense risk charges and annual fund operating expenses), commission structures and investment options. For instance, The Director and Hartford Leaders Foundation variable annuities have different charges and investment options than the comparable Core version of this variable annuity. We also offer another contract variation called "Edge" that includes a front end sales load and different charges. We have not included information regarding our Edge contract because it is offered through a very limited number of Financial Intermediaries.

Your Registered Representative can help you decide which contract variation may be appropriate for you based on your individual circumstances, time horizon, policy feature preferences and risk tolerance. You should consider these differences and discuss them with your Registered Representative to choose a variable annuity. Not all contract variations are offered by all Financial Intermediaries. This Appendix does not constitute, and may not be used for the purposes of making, any offer or solicitation by anyone of any form of variable annuity other than as specifically provided in this prospectus.

The form of Contract you select will be identified on your application and the contract issued to you. Consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the variable annuity product and underlying Fund prospectuses contain other information about variable annuities and investment options. Your Registered Representative can provide you with prospectuses or you can contact us to receive one. This and any of the other variable annuities referenced in this Appendix are underwritten and distributed by Hartford Securities Distribution Company, Inc. Member SIPC. Please read the prospectus carefully before investing.
I. COMPARISON TABLE

               MINIMUM INITIAL PREMIUM
             QUALIFIED        QUALIFIED
CONTRACT      CONTRACT         CONTRACT                                   SALES CHARGE
-----------------------------------------------------------------------------------------------------------
ACCESS       $2,000           $10,000                                                             None
CORE         $1,000           $1,000      Year            1           2             3              4
                                          CDSC           7%           7%            7%             6%
OUTLOOK      $2,000           $10,000     Year            1           2             3              4
                                          CDSC           7%           6%            5%             4%
PLUS         $2,000           $10,000     Year            1           2             3              4
                                          CDSC           8%           8%            8%             8%

                                                                   MORTALITY &     MAXIMUM
                                                                  EXPENSE RISK     UP-FRONT
CONTRACT                        SALES CHARGE                        CHARGE(1)     COMMISSION
-----------  --------------------------------------------------------------------------------
ACCESS                                                                1.50%           2%
CORE               5              6         7       8+
                   5%            4%         3%      0%                1.05%           7%
OUTLOOK            5+
                   0%                                                 1.45%         5.75%
PLUS               5              6         7       8       9+
                   7%            6%         5%      4%      0%        1.45%          6.5%

(1) Excluded fees include administrative charges (up to 0.20%), annual maintenance fees (applies to contracts with anniversary/surrender contract values less than $50,000), premium taxes (0 - 3.5%) and optional benefit fees.

APP C-2

-------------------------------------------------------------------------------

II. INVESTMENT OPTIONS (STANDARD)

FUNDING OPTION                                   INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
--------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. American Value Fund -     Above-average total return over a market cycle  Invesco Advisers, Inc.
  Series II (1)                         of three to five years by investing in common
                                        stocks and other equity securities
 Invesco V.I. Balanced Risk Allocation  Total return with a low to moderate             Invesco Advisers, Inc.
  Fund - Series II                      correlation to traditional financial market
                                        indices
 Invesco V.I. Core Equity Fund -        Seeks long-term growth of capital               Invesco Advisers, Inc.
  Series II
 Invesco V.I. Growth and Income Fund -  Seeks to provide long-term growth of capital    Invesco Advisers, Inc.
  Series II (2)                         and income primarily through investments in
                                        common stocks
 Invesco V.I. International Growth      Seeks long-term growth of capital               Invesco Advisers, Inc.
  Fund - Series II
 Invesco V.I. Money Market Fund -       Seeks to provide current income consistent      Invesco Advisers, Inc.
  Series I*(3)                          with preservation of capital and liquidity
 Invesco V.I. Small Cap Equity Fund -   Seeks long-term growth of capital               Invesco Advisers, Inc.
  Series II
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS Balanced Wealth  Maximize total return consistent with           AllianceBernstein, L.P.
  Strategy Portfolio - Class B          Adviser's determination of reasonable risk
 AllianceBernstein VPS International    Seeks long-term growth of capital               AllianceBernstein, L.P.
  Growth Portfolio - Class B
 AllianceBernstein VPS International    Seeks long-term growth of capital               AllianceBernstein, L.P.
  Value Portfolio - Class B
 AllianceBernstein VPS Small/Mid Cap    Seeks long-term growth of capital               AllianceBernstein, L.P.
  Value Portfolio - Class B
 AllianceBernstein VPS Value Portfolio  Seeks long-term growth of capital               AllianceBernstein, L.P.
  - Class B
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 Fidelity(R) VIP Contrafund(R)          Seeks long-term capital appreciation            Fidelity Management & Research Company
  Portfolio - Service Class 2                                                           Sub-advised by FMR Co., Inc. and other
                                                                                        Fidelity affiliates
 Fidelity(R) VIP Dynamic Capital        Seeks capital appreciation                      Fidelity Management & Research Company
  Appreciation Portfolio - Service                                                      Sub-advised by FMR Co., Inc. and other
  Class 2                                                                               Fidelity affiliates
 Fidelity(R) VIP Growth Portfolio -     Seeks to achieve capital appreciation           Fidelity Management & Research Company
  Service Class 2                                                                       Sub-advised by FMR Co., Inc. and other
                                                                                        Fidelity affiliates
 Fidelity(R) VIP Mid Cap Portfolio -    Seeks long-term growth of capital               Fidelity Management & Research Company
  Service Class 2                                                                       Sub-advised by FMR Co., Inc. and other
                                                                                        Fidelity affiliates

                                                                     APP C-3

-------------------------------------------------------------------------------

FUNDING OPTION                                   INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
--------------------------------------------------------------------------------------------------------------------------------
 Fidelity(R) VIP Value Strategies       Seeks capital appreciation                      Fidelity Management & Research Company
  Portfolio - Service Class 2                                                           Sub-advised by FMR Co., Inc. and other
                                                                                        Fidelity affiliates
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Flex Cap Growth Securities    Seeks capital appreciation                      Franklin Advisers, Inc.
  Fund - Class 4
 Franklin Income Securities Fund -      Seeks to maximize income while maintaining      Franklin Advisers, Inc.
  Class 4                               prospects for capital appreciation              Sub-advised by Templeton Investment
                                                                                        Counsel, LLC
 Franklin Small Cap Value Securities    Seeks long-term total return                    Franklin Advisory Services, LLC
  Fund - Class 4
 Franklin Small-Mid Cap Growth          Seeks long-term capital growth                  Franklin Advisers, Inc.
  Securities Fund - Class 4
 Franklin Strategic Income Securities   Seeks a high level of current income, with      Franklin Advisers, Inc.
  Fund - Class 4                        capital appreciation over the long term as a
                                        secondary goal
 Mutual Global Discovery Securities     Seeks capital appreciation                      Franklin Mutual Advisers, LLC
  Fund - Class 4                                                                        Sub-advised by Franklin Templeton
                                                                                        Investment Management Limited
 Mutual Shares Securities Fund - Class  Capital appreciation, with income as a          Franklin Mutual Advisers, LLC
  4                                     secondary goal
 Templeton Developing Markets           Seeks long-term capital appreciation            Templeton Asset Management Ltd.
  Securities Fund - Class 4
 Templeton Foreign Securities Fund -    Seeks long-term capital growth                  Templeton Investment Counsel, LLC
  Class 4
 Templeton Global Bond Securities Fund  Seeks high current income, consistent with      Franklin Advisers, Inc.
  - Class 4                             preservation of capital, with capital
                                        appreciation as a secondary consideration
 Templeton Growth Securities Fund -     Seeks long-term capital growth                  Templeton Global Advisors Limited
  Class 4
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS      Seeks capital appreciation                      Hartford Funds Management Company, LLC
  Fund - Class IA                                                                       Sub-advised by Wellington Management
                                                                                        Company, LLP
 Hartford Small/Mid Cap Equity HLS      Seeks long-term growth of capital               Hartford Funds Management Company, LLC
  Fund - Class IA                                                                       Sub-advised by Wellington Management
                                                                                        Company, LLP
 Hartford SmallCap Growth HLS Fund -    Seeks long-term capital appreciation            Hartford Funds Management Company, LLC
  Class IA                                                                              Sub-advised by Wellington Management
                                                                                        Company, LLP
 Hartford U.S. Government Securities    Seeks to maximize total return while providing  Hartford Funds Management Company, LLC
  HLS Fund - Class IA                   shareholders with a high level of current       Sub-advised by Wellington Management
                                        income consistent with prudent investment risk  Company, LLP

APP C-4

-------------------------------------------------------------------------------

FUNDING OPTION                                   INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD SERIES FUND, INC.
 American Funds Asset Allocation HLS    Seeks high total return (including income and   Hartford Funds Management Company, LLC
  Fund - Class IB                       capital gains) consistent with preservation of
                                        capital over the long term.
 American Funds Blue Chip Income and    Seeks to produce income exceeding the average   Hartford Funds Management Company, LLC
  Growth HLS Fund - Class IB            yield on U.S. stocks generally (as represented
                                        by the average yield on the S&P 500 Index) and
                                        to provide an opportunity for growth of
                                        principal consistent with sound common stock
                                        investing.
 American Funds Bond HLS Fund - Class   Seeks to maximize current income and            Hartford Funds Management Company, LLC
  IB                                    preservation of capital.
 American Funds Global Bond HLS Fund -  Seeks a high level of total return over the     Hartford Funds Management Company, LLC
  Class IB                              long term
 American Funds Global Growth and       Seeks growth of capital over time and current   Hartford Funds Management Company, LLC
  Income HLS Fund - Class IB            income
 American Funds Global Growth HLS Fund  Seeks long-term growth of capital               Hartford Funds Management Company, LLC
  - Class IB
 American Funds Global Small            Seeks growth of capital over time               Hartford Funds Management Company, LLC
  Capitalization HLS Fund - Class IB
 American Funds Growth HLS Fund -       Seeks growth of capital                         Hartford Funds Management Company, LLC
  Class IB
 American Funds Growth-Income HLS Fund  Seeks long-term growth of capital and income    Hartford Funds Management Company, LLC
  - Class IB                            over time
 American Funds International HLS Fund  Seeks long-term growth of capital over time     Hartford Funds Management Company, LLC
  - Class IB
 American Funds New World HLS Fund -    Seeks long-term capital appreciation            Hartford Funds Management Company, LLC
  Class IB
 Hartford Balanced HLS Fund - Class IA  Seeks long-term total return                    Hartford Funds Management Company, LLC
  (4)                                                                                   Sub-advised by Wellington Management
                                                                                        Company, LLP
 Hartford Capital Appreciation HLS      Seeks growth of capital                         Hartford Funds Management Company, LLC
  Fund - Class IA                                                                       Sub-advised by Wellington Management
                                                                                        Company, LLP
 Hartford Disciplined Equity HLS Fund   Seeks growth of capital                         Hartford Funds Management Company, LLC
  - Class IA                                                                            Sub-advised by Wellington Management
                                                                                        Company, LLP
 Hartford Dividend and Growth HLS Fund  Seeks a high level of current income            Hartford Funds Management Company, LLC
  - Class IA                            consistent with growth of capital               Sub-advised by Wellington Management
                                                                                        Company, LLP
 Hartford Global Growth HLS Fund -      Seeks growth of capital                         Hartford Funds Management Company, LLC
  Class IA                                                                              Sub-advised by Wellington Management
                                                                                        Company, LLP

                                                                     APP C-5

-------------------------------------------------------------------------------

FUNDING OPTION                                   INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
--------------------------------------------------------------------------------------------------------------------------------
 Hartford Global Research HLS Fund -    Seeks long-term capital appreciation            Hartford Funds Management Company, LLC
  Class IA                                                                              Sub-advised by Wellington Management
                                                                                        Company, LLP
 Hartford Growth HLS Fund - Class IA    Seeks long-term capital appreciation            Hartford Funds Management Company, LLC
                                                                                        Sub-advised by Wellington Management
                                                                                        Company, LLP
 Hartford High Yield HLS Fund - Class   Seeks to provide high current income, and       Hartford Funds Management Company, LLC
  IA                                    long-term total return                          Sub-advised by Wellington Management
                                                                                        Company, LLP
 Hartford International Opportunities   Seeks long-term growth of capital               Hartford Funds Management Company, LLC
  HLS Fund - Class IA                                                                   Sub-advised by Wellington Management
                                                                                        Company, LLP
 Hartford Money Market HLS Fund -       Seeks maximum current income consistent with    Hartford Funds Management Company, LLC
  Class IA*                             liquidity and preservation of capital           Sub-advised by Hartford Investment
                                                                                        Management Company
 Hartford Small Company HLS Fund -      Seeks growth of capital                         Hartford Funds Management Company, LLC
  Class IA                                                                              Sub-advised by Wellington Management
                                                                                        Company, LLP
 Hartford Stock HLS Fund - Class IA     Seeks long-term growth of capital               Hartford Funds Management Company, LLC
                                                                                        Sub-advised by Wellington Management
                                                                                        Company, LLP
 Hartford Total Return Bond HLS Fund -  Seeks a competitive total return, with income   Hartford Funds Management Company, LLC
  Class IA                              as a secondary objective                        Sub-advised by Wellington Management
                                                                                        Company, LLP
 Hartford Value HLS Fund - Class IA     Seeks long-term total return                    Hartford Funds Management Company, LLC
                                                                                        Sub-advised by Wellington Management
                                                                                        Company, LLP
LORD ABBETT SERIES FUND, INC.
 Lord Abbett Bond-Debenture Portfolio   Seeks high current income and the opportunity   Lord, Abbett & Co. LLC
  - Class VC                            for capital appreciation to produce a high
                                        total return
 Lord Abbett Calibrated Dividend        Seeks current income and capital appreciation   Lord, Abbett & Co. LLC
  Growth Portfolio - Class VC (5)
 Lord Abbett Growth and Income          Seeks long-term growth of capital and income    Lord, Abbett & Co. LLC
  Portfolio - Class VC                  without excessive fluctuations in market value
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Growth Series - Service Class   Seeks capital appreciation                      MFS
 MFS(R) Investors Trust Series -        Seeks capital appreciation                      MFS
  Service Class
 MFS(R) Research Bond Series - Service  Seeks total return with an emphasis on current  MFS
  Class                                 income, but also considering capital
                                        appreciation

APP C-6

-------------------------------------------------------------------------------

FUNDING OPTION                                   INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
--------------------------------------------------------------------------------------------------------------------------------
 MFS(R) Total Return Series - Service   Seeks total return                              MFS
  Class
 MFS(R) Value Series - Service Class    Seeks capital appreciation                      MFS
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Capital Appreciation       Seeks capital appreciation                      OFI Global Asset Management, Inc.
  Fund/VA - Service Shares                                                              Sub-advised by OppenheimerFunds, Inc.
 Oppenheimer Equity Income Fund/VA (6)  Seeks total return                              OFI Global Asset Management, Inc.
                                                                                        Sub-advised by OppenheimerFunds, Inc.
 Oppenheimer Global Fund/VA - Service   Seeks capital appreciation                      OFI Global Asset Management, Inc.
  Shares (7)                                                                            Sub-advised by OppenheimerFunds, Inc.
 Oppenheimer Main Street Fund(R)/VA -   Seeks capital appreciation                      OFI Global Asset Management, Inc.
  Service Shares                                                                        Sub-advised by OppenheimerFunds, Inc.
 Oppenheimer Main Street Small Cap      Seeks capital appreciation                      OFI Global Asset Management, Inc.
  Fund/VA (8)                                                                           Sub-advised by OppenheimerFunds, Inc.
PUTNAM VARIABLE TRUST
 Putnam VT Diversified Income Fund -    As high a level of current income as Putnam     Putnam Investment Management, LLC
  Class IB                              Management believes is consistent with
                                        preservation of capital
 Putnam VT Global Asset Allocation      Long-term return consistent with preservation   Putnam Investment Management, LLC
  Fund - Class IB                       of capital                                      Sub-advised by Putnam Advisory Company,
                                                                                        LLC
 Putnam VT International Equity Fund -  Capital appreciation                            Putnam Investment Management, LLC
  Class IB                                                                              Sub-advised by Putnam Advisory Company,
                                                                                        LLC
 Putnam VT International Value Fund -   Capital growth. Current income is a secondary   Putnam Investment Management, LLC
  Class IB                              objective                                       Sub-advised by Putnam Advisory Company,
                                                                                        LLC
 Putnam VT Small Cap Value Fund -       Capital appreciation                            Putnam Investment Management, LLC
  Class IB
THE UNIVERSAL INSTITUTIONAL FUNDS,
INC.
 UIF Mid Cap Growth Portfolio - Class   Seeks long-term capital growth by investing     Morgan Stanley Investment Management
  II                                    primarily in common stocks and other equity     Inc.
                                        securities
 Fixed Accumulation Feature**           Preservation of capital                         General Account

* In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may decrease in value.

** The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature. The Fixed Accumulation Feature is currently not available to Plus and Outlook products.

NOTES

(1)  Formerly Invesco Van Kampen V.I. American Value Fund - Series II

(2)  Formerly Invesco Van Kampen V.I. Growth and Income Fund - Series II

(3) The Fund will be available as an investment option on or about July 15, 2013.

(4)  Formerly Hartford Advisers HLS Fund - Class IA

(5)  Formerly Lord Abbett Capital Structure Portfolio - Class VC

                                                                     APP C-7

-------------------------------------------------------------------------------

(6)  Formerly Oppenheimer Value Fund/VA - Service Shares

(7)  Formerly Oppenheimer Global Securities Fund/VA - Service Shares

(8)  Formerly Oppenheimer Main Street Small- & Mid- Cap Fund(R)/VA - Service
     Shares

                                                                     APP D-1

-------------------------------------------------------------------------------

APPENDIX D - THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS

OBJECTIVE

The objective of these two different riders is to (i) protect your investment from poor market performance; (ii) provide longevity protection through Lifetime Benefit Payments; and (iii) provide Death Benefit protection.

HOW DO THE RIDERS HELP ACHIEVE THIS GOAL?

       - LIFETIME WITHDRAWAL FEATURE. Provided you follow the rules below, the riders provide a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's Lifetime Income Eligibility Date until the first death of any Covered Life ("Single Life Option") or until the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are based on whether either the rider chosen:

Lifetime Income                 =      Payment Base or Contract   x      Withdrawal Percent
Builder Selects                        Value, whichever is
                                       higher
                                                - or -
Lifetime Income                 =      Payment Base               x      Withdrawal Percent
Builder Portfolios

- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments (adjusted for partial Surrenders) or Contract Value as of the date due proof of death is received by us for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.

WHEN CAN YOU BUY THE RIDERS?

The Hartford's Lifetime Income Builders Selects is closed to new investors. These riders may not be available through all Registered Representatives and may be subject to additional restrictions set by your Registered Representative or us. We reserve the right to withdraw either or both riders and any options at any time.

When you buy either rider, you must provide us with the names and date of birth of the Owner, any joint Owner, Annuitant and Beneficiary. We then determine who the "Relevant Covered Life" and other "Covered Lives" will be when establishing the Withdrawal Percent.

       - A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

       - For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/ Spousal Option, the Covered Life is most often the Contract Owner, and his or her Spouse as the joint Owner or Beneficiary.

       - The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.

The maximum age of any Contract Owner or Annuitant when electing either rider is
80. These age restrictions also apply to the Beneficiary when the Joint/Spousal Option is chosen.

DOES ELECTING EITHER RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect either rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR EITHER RIDER CALCULATED?

The fee for the riders is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary after your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for the riders will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

APP D-2

-------------------------------------------------------------------------------

We reserve the right to increase the charge for either or both riders (and any option) up to the maximum fees described in the Synopsis at any time 12 months after either rider's effective date. Any future fee increase will be based on the charge that we are then currently charging other customers who have not previously elected such rider.

Fee increases will not apply if (a) the age of the Relevant Covered Life is 81 or older; (b) you notify us of your election to permanently waive automatic Payment Base increases as described below; or (c) we convert your benefits based on our Minimum Amount rules defined in your Contract. This fee may not be the same as the fee that we charge new purchasers.

Subject to the foregoing limitation, we also reserve the right to charge a different fee for either rider (or options) to any new Contract Owners as a result of a change of Covered Life. Unless exempt, we will automatically deduct rider fees, as they may be increased from time to time.

You will receive advanced notice of any fee increase. You may decline the fee increase and permanently waive automatic Payment Base increases by:

-   Notifying us in writing, verbally or electronically, if available.

- Written notifications must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of declining the fee increase. We will take direction from one joint Owner. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.

- We will accept your notification up to 60 days prior to the Contract Anniversary on which the fee increase is scheduled to become effective.

- We will only honor notifications from the Owner or joint Owner and not through your broker.

- Your decision to decline the fee increase and waive automatic Payment Base increases is irrevocable. You will not be able to accept the fee increase and resume automatic Payment Base increases in the future.

- If you decline the fee increase, your Lifetime Benefit Payment will continue to be reset on each Contract Anniversary according to the rider's rules.

- If you decline the fee increase, and defer withdrawals for at least five years, the Withdrawal Percentage will continue to be reset when a new age band is reached according to the rider's rules.

DOES THE PAYMENT BASE CHANGE UNDER EITHER RIDER?

Yes, your initial Payment Base is equal to your initial Premium Payment (including any Payment Enhancements, if applicable). It will fluctuate based on:

       -   automatic Payment Base increases; and

       -   subsequent Premium Payments; and

       - partial Surrenders (including partial Surrenders taken prior to the Lifetime Income Eligibility Date or if the amount of the partial Surrender exceeds either your Threshold or Lifetime Benefit Payment amount).

- Automatic Payment Base Increase: Your automatic annual Payment Base increase varies depending on whether you choose The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios. The following table describes how these options operate:

                                         THE HARTFORD'S                                           THE HARTFORD'S
                                 LIFETIME INCOME BUILDER SELECTS                        LIFETIME INCOME BUILDER PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------------------
New Payment Base     [(current Anniversary Value (prior to the rider charge   The higher of current Contract Value or Payment Base
                     being taken) divided by your prior Payment Base)]
                     multiplied by your prior Payment Base
Annual Payment Base  0% - 10%                                                 Unlimited
increase limits

  We will determine if you are eligible for annual automatic Payment Base increases on each Contract Anniversary.

  Automatic Payment Base increases will cease upon the earliest of:

    -   your Annuity Commencement Date;

    - the Contract Anniversary immediately following the Relevant Covered Life's attained age of 90; or

    -   You waive your right to receive automatic Payment Base increases.

                                                                     APP D-3

-------------------------------------------------------------------------------

Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under either rider. See Examples 16 and 17 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix A.

- Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis. See Examples 10 and 11 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix A.

- Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior to the Lifetime Income Eligibility Date, and (b) if the cumulative amount of all partial Surrenders during any Contract Year exceeds the applicable limits as discussed below:

    A. If cumulative partial Surrenders taken during any Contract Year and prior to the Lifetime Income Eligibility Date, are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B. If cumulative partial Surrenders taken after the Lifetime Income Eligibility Date are (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

    C. For any partial Surrender that causes cumulative partial Surrenders after the Lifetime Income Eligibility Date to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

  See Examples 3-9 and 12-15 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix A.

       - Covered Life Changes may also trigger a recalculation of your Payment Base, Lifetime Benefit Payment, Guaranteed Minimum Death Benefit and rider fees. See "WHAT HAPPENS IF YOU CHANGE OWNERSHIP?" below.

- Option Conversion. We reserve the right to offer a one-time only conversion from The Hartford's Lifetime Income Builder Selects to The Hartford's Lifetime Income Builder Portfolios, or vice versa, on or after the first Contract Anniversary after the rider has been in effect and prior to the Relevant Covered Life's reaching attained age 81. Your then current Payment Base will be your new Payment Base for the purposes of the converted rider. This conversion will go into effect on the next following Contract Anniversary. A conversion notice must be received by us in good order between 30 days prior to, or within 15 days after, a Contract Anniversary. This privilege may be withdrawn at our sole discretion at any time without prior notice. The rider fee and any associated restrictions will be based on the rider then in effect. You may rescind your election within 15 days after making your election. Upon rescission; however, your Payment Base will be reset at the LOWER of the then applicable Payment Base or the Contract Value at the time of rescission. RESCISSION OF A CONVERSION OPTION MAY THEREFORE RESULT IN A PERMANENT REDUCTION OF BENEFITS. Once rescinded, this privilege will be terminated.

- Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.

IS EITHER RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. However, withdrawals taken prior to the Lifetime Income Eligibility Date are not guaranteed to be available throughout your lifetime. Such withdrawals will reduce (and may even eliminate) the Payment Base otherwise available to establish Lifetime Benefit Payments and Guaranteed Minimum Death Benefits.

As shown in the following table, the Withdrawal Percent for all partial Surrenders taken BEFORE the Lifetime Income Eligibility Date will be 5% (Single Life Option) or 4.5% (Joint/Spousal Option). In contrast, the Withdrawal Percent for partial Surrenders taken AFTER the Lifetime Income Eligibility Date will be based on the chronological age of the Relevant Covered Life at the time of the first withdrawal as shown below:

                                                 WITHDRAWAL PERCENT
                                    SINGLE LIFE                    JOINT/SPOUSAL
RELEVANT COVEREDLIFE ATTAINED AGE      OPTION                          OPTION
---------------------------------------------------------------------------------
     [LESS THAN]59 1/2 - 64             5.0%                            4.5%
            65 - 69                     5.5%                            5.0%
            70 - 74                     6.0%                            5.5%
            75 - 79                     6.5%                            6.0%
            80 - 84                     7.0%                            6.5%
            85 - 90                     7.5%                            7.0%
              90+                       8.0%                            7.5%

APP D-4

-------------------------------------------------------------------------------

Except as provided below, the Withdrawal Percent will be based on the chronological age of the Relevant Covered Life at the time of the first Surrender.

1. If a partial Surrender HAS NOT been taken, your new Withdrawal Percent will be effective on the next birthday that brought the Relevant Covered Life into a new Withdrawal Percent age band; or

2. If you have deferred taking partial Surrenders for five years from the date you purchased this rider, your new Withdrawal Percent will be effective on the next birthday that brings the Relevant covered Life into a new Withdrawal Percent age band. Your new Withdrawal Percent will thereafter continue to change based on the age of the Relevant Covered Life as shown on the table above regardless of whether partial Surrenders are taken after such five year period or;

3. If the preceding requirements in (1) or (2) have not been met, your new Withdrawal Percent will be effective as of the Contract Anniversary when the next automatic Payment Base increase occurs due to market performance after the birthday that brings the Relevant Covered Life into a new Withdrawal Percent age band.

If you meet the deferral requirements above, you will not forfeit your right to automatic Withdrawal Percent increases even if you decline future fee increases.

Please refer to Example 24 in The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios Examples Appendix for more information.

IS EITHER RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments adjusted for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of either rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. For Joint/Spousal election of either rider, no Death Benefit will be available when a Relevant Covered Life is the Beneficiary and the Beneficiary dies.

Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

    A. If cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are greater than the Threshold (subject to rounding), then we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and
        (ii) proportionate basis for the amount in excess of the Threshold.

    B. If cumulative partial Surrenders after the Lifetime Income Eligibility Date are (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

    C. For any partial Surrender that causes cumulative partial Surrenders after the Lifetime Income Eligibility Date to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL FEATURE" for more information on the continuation of the Lifetime Benefit Payments by your Spouse.

DOES EITHER RIDER REPLACE THE STANDARD DEATH BENEFIT?

YES, IT PERMANENTLY REPLACES THE STANDARD DEATH BENEFIT. The Guaranteed Minimum Death Benefit differs from the standard Death Benefit in terms of how it is reduced by excess withdrawals. The standard Death Benefit is depleted proportionately for partial Surrenders in excess of the Annual Withdrawal Amount whereas the Guaranteed Minimum Death Benefit is depleted proportionately for partial Surrenders in excess of Lifetime Benefit Payments or the Threshold.

The Guaranteed Minimum Death Benefit will be reset to equal Contract Value when there is a Covered Life change that exceeds the permissible age limitation under either rider. This may also occur for the Single Life Option when the Spouse elects Spousal Contract continuation and the new Covered Life exceeds the age limit.

CAN YOU REVOKE EITHER RIDER?

No. However, a Company-sponsored exchange of either rider will not be considered to be a revocation by you of either rider.

                                                                     APP D-5

-------------------------------------------------------------------------------

WHAT EFFECT DOES PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER EITHER RIDER?

Please refer to "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER EITHER RIDER?" for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under either rider.

If your Contract Value on any Contract Anniversary is ever reduced below the minimum amount (as defined in your Contract - generally, the greater of $500 or one Lifetime Benefit Payment) as a result of investment performance or if on any Valuation Day a partial Surrender is taken that reduces your Contract Value below the minimum amount, then the following will occur:

-   We will no longer accept subsequent Premium Payments; and

- You will be required to either make a full Surrender or promptly transfer your remaining Contract Value to an approved Sub-Account(s) and/or Programs (failure to do so after a reasonable amount of time being deemed as acquiescence to our reallocation of these sum to the Money Market Sub-Account); and

- Lifetime Benefit Payments will continue and Withdrawal Percent increases will continue if the Contract qualifies for the 5-year deferred provision; and

- Your Guaranteed Minimum Death Benefit will continue to be reduced by Lifetime Benefit Payments until reduced to zero at which time your Death Benefit shall be equal to your Contract Value; and

- All other privileges under this rider will terminate and you will no longer be charged a rider fee or Annual Maintenance Fee and

- If any amount greater than a Lifetime Benefit Payment is requested, the Contract will be liquidated, the rider will terminate and the Guaranteed Minimum Death Benefit will be lost.

See Examples 21 and 22 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix A.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as either rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a recalculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.

Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the applicable rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new relevant Covered Life.

After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change. The charge for this rider will remain the same.

Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change. The charge for this rider will remain the same.

You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then:

    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Lifetime Withdrawal Feature of either rider and continue the Guaranteed Minimum Death Benefit only. The charge for the rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

    B. If the older Covered Life after the change exceeds the maximum age limitation of either rider at the time of the change, or we no longer offer either rider, then either rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

APP D-6

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If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then:

    A. If we no longer offer such rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Lifetime Withdrawal Feature will terminate. The charge for either rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If we offer such rider, then we will use the attained age of the older Covered Life as of the date of the Covered Life change to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change; or

    C. If we offer such rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If such rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.

The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

SINGLE LIFE OPTION ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal Contract continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues

                                                                     APP D-7

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JOINT/SPOUSAL ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving Contract    The Annuitant is living or       The surviving Contract Owner
                                 Owner                            deceased                         continues the Contract and
                                                                                                   rider; we will increase the
                                                                                                   Contract Value to the Death
                                                                                                   Benefit value
Contract Owner                   There is no surviving Contract   The Spouse is the sole primary   Follow Spousal Contract
                                 Owner                            beneficiary                      continuation rules for joint
                                                                                                   life elections
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates and Contract
                                 Owner or Beneficiary             deceased                         Owner's estate receives the
                                                                                                   Death Benefit
Annuitant                        The Contract Owner is living     There is a Contingent Annuitant  The Rider continues; upon the death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL BENEFIT?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the sole Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and such rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and such rider (or a similar rider, as we determine) is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.

If we are no longer offering such rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Feature, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

Either rider is designed to facilitate the continuation of your rights under the rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue either rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date;

- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date;

- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Spousal Contract continuation date; and

-   The Lifetime Benefit Payment will be recalculated.

The remaining Covered Life can not name a new owner on the Contract. Any new Beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. Either rider will terminate upon the death of the remaining Covered Life.

See Examples 18 and 19 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix A.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity

APP D-8

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Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our Minimum Amount rule then in effect.

If your Contract Value is reduced below our Minimum Amount rule (as defined in your Contract), then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

-   SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

If the older Annuitant is age 59 1/2 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 59 1/2 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant and joint Annuitant are alive and the older Annuitant is age 59 1/2 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or the applicable Threshold. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

This option may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

-   JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.

If the younger Annuitant is alive and age 59 1/2 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 59 1/2 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 59 1/2 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or the applicable Threshold. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

                                                                     APP D-9

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These options may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes, as described in the following table:

Lifetime Income Builder    We reserve the right to prohibit investment in certain Funds or require you to allocate your Contract
Selects                    Value only to certain Funds or in accordance with one of a number of model portfolios or Programs. We also reserve the right to limit the Funds into which you may allocate your Contract Value.
Lifetime Income Builder    Your Contract Value must be invested in one or more Programs and in an approved model portfolio,
Portfolios                 Funds or other investment vehicles established from time to time. Permissible portfolios, Funds,
                           Programs or other investment vehicles are described in your application and other communications. Not all model portfolios or Programs are available through all Financial Intermediaries.
                           We may, in our sole discretion, add, replace or alter Funds, Programs and model portfolios from time to time. You will be provided with advance notification of any investment restriction changes.
                           Changes may be made on a prospective basis with respect to any additional Premium Payments received.
                           While you may switch from model portfolio to model portfolio, you can not pick and choose Funds within any model portfolios nor may you specify which Funds should be redeemed to satisfy the
                           Lifetime Withdrawal Feature. You may provide written investment instructions to invest Contract Value in a manner that violates these investment restrictions. Any such action will; however, result in the termination of your rights under either rider.

Investments within model portfolios will fluctuate in value and may be worth more or less than your original investment. We are not responsible for lost investment opportunities associated with the implementation of these investment restrictions. Please refer to each Fund's investment objectives, policies and restrictions and the risks of investing in each Fund as described in this prospectus and the prospectus for each Fund.

If your Lifetime Withdrawal Feature is revoked due to failure to comply with the investment restrictions, You will have a one time opportunity to reinstate the Lifetime Withdrawal Feature on your rider. There is a 15 calendar day reinstatement period that will begin from the date Your Lifetime Withdrawal Feature is revoked. During the reinstatement period if you make a subsequent Premium Payment, take a partial Surrender or make a Covered Life change your opportunity to reinstate will be terminated.

Upon reinstatement of your Lifetime Withdrawal Feature under either rider, Your Payment Base will be reset at the lower of the Payment Base prior to the revocation and Contract Value as of the date of the reinstatement. Your Withdrawal Percentage will be set equal to the Withdrawal Percentage prior to the Lifetime Withdrawal Feature revocation; unless, if within the reinstatement period You reach a new age band and no partial Surrenders have been taken, then the Withdrawal Percentage will be set equal to the appropriate percentage based on the attained age of the Relevant Covered Life. Your Lifetime Benefit Payment will be recalculated based on the Lifetime Withdrawal Feature values as of the date of the reinstatement. We will deduct a prorated rider charge on your Contract Anniversary following the reinstatement for the time period between the reinstatement date and your first Contract Anniversary following the reinstatement.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We may not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. The restrictions are not currently enforced.

CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

APP D-10

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OTHER INFORMATION

The riders may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under either rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- Your annual Lifetime Benefit Payments may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the then current maximum Lifetime Benefit Payment or Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, the Death Benefit will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize, you will forfeit automatic Payment Base increases (if applicable) and lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

- If you had elected the conversion option from The Hartford's Lifetime Income Builder Selects to The Hartford's Lifetime Income Builder Portfolios, or vice versa, and subsequently rescinded that election, your Payment Base will be set to the lower of the Payment Base or the Contract Value on the date of the rescission and therefore your old Payment Base will not be restored. The Death Benefit will also be set to the lower of the Guaranteed Minimum Death Benefit and the Contract Value on the date of the rescission.

- Even though either rider is designed to provide living benefits, you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of either rider.

- While there is no minimum age for electing either rider, withdrawals taken prior to the Lifetime Income Eligibility Date will reduce, or can even eliminate guaranteed Lifetime Benefit Payments. PAYMENTS TAKEN PRIOR TO THE LIFETIME INCOME ELIGIBILITY DATE ARE NOT GUARANTEED TO LAST FOR A LIFETIME. Either rider may not be suitable if a Covered Life is under attained age 59 1/2.

- The determination of the Relevant Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

- We may terminate either or both riders post-election based on your violation of benefit rules and may otherwise withdraw such rider (or any option) for new sales at any time. In the event that either rider (or any option) is terminated by us, your Lifetime Benefit Payments will cease; your Payment Base, including any automatic Payment Base increases will be eliminated and the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

- Unless otherwise provided, you may select either rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect either rider you will not be eligible to elect optional riders other than MAV or MAV Plus.

- When the Single Life Option is chosen, Spouses may find continuation of either rider to be unavailable or unattractive after the death of the Contract Owner. Continuation of the benefits available in either optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under either rider.

- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

- Annuity pay-out options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

- The fee for either rider may increase any time after 12 months from either rider's effective date. There are no assurances as to the fee we will be charging at the time of each Payment Base increase. This is subject to the maximum fee disclosed in the Synopsis.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

- We do not automatically increase payments under the Automatic Income Program If your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment

                                                                    APP D-11

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  increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

- The 2009 change to the Internal Revenue Code pertaining to Required Minimum Distributions do not change the calculation of your eligible withdrawal amount under the rider if you are enrolled in the Automatic Income Program.

                                                                     APP E-1

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APPENDIX E - THE HARTFORD'S PRINCIPAL FIRST

OBJECTIVE

Protect your investment from poor market performance through annual Benefit Payments until the Benefit Amount is reduced to zero.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect "step-ups" that reset your Benefit Amount to the then prevailing Contract Value.

You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier)(these dates are called "election dates" in this section). Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:

- We will accept requests for a step-up in writing, verbally or electronically, if available.

- Written elections must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of making this election. We will take direction from one joint Owner. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.

- We will not accept any election request prior to an election date. You may not post-date your election.

- If an election form is received in good order on or after an election date, the step-up will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the right to require you to elect step-ups only on Contract Anniversaries.

- We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.

- Your election is irrevocable. This means that if your Contract Value increases after your step-up, you can not ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election, if any.

WHEN CAN YOU BUY THIS RIDER?

The Hartford's Principal First rider is closed to new investors and Post issue election.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any riders other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The annual charge for this rider is based on your daily Sub-Account Value and is deducted daily. The charge continues to be deducted until we begin to make Annuity Payouts.

We will recalculate the charge each time that you step-up your Benefit Amount. The fee at the time of step-up will be the charge that we are then currently charging other customers who have previously elected this rider and have elected to step-up. This fee may not be the same as, but will not be more than, the fee that we charge new purchasers or the fee we set before we cease offering this rider. If we cease sales of this rider, we will predetermine the rider charge on a non-discriminatory basis. Before you decide to exercise your step-up privileges, you should request a current prospectus which will describe the then current charge effective upon exercising step-up rights.

We also reserve the right to increase the charge for this rider up to a maximum rate of 0.75% any time on or after the fifth anniversary of electing this rider or five years from the date from which we last notified you of a fee increase, whichever is later. The fee increase will only apply if you elect to step-up your Benefit Amount. Subject to limitation, we also reserve the right to charge a different fee for this rider to any new Contract Owners as a result of a change of ownership of this Contract.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. If elected at the time of Contract issuance, your initial Benefit Amount is your initial Premium Payment. If elected after the Contract has been issued, your initial Benefit Amount will be the based on your Contract Value at the time the rider is elected. Any time after the 5th Contract Year that this rider has been in effect and thereafter on each fifth anniversary of the last step-up (or sooner

APP E-2

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upon Spousal Contract continuation); you (or your Spouse if Spousal Contract continuation rights have been elected) may elect to step-up the Benefit Amount to the Contract Value.

Your Benefit Amount will fluctuate based on subsequent Premium Payments or partial Surrenders. (Partial Surrenders in excess of your Benefit Payments may also trigger a recalculation of the Benefit Amount and future Benefit Payments.) Your Benefit Amount can never be more than $5 million.

You cannot elect the step-up privilege if your then current Benefit Amount is higher than your Contract Value on step-up dates.

See Example 1 under The Hartford's Principal First in Appendix A.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

No. You can continue to take Benefit Payments until the Benefit Amount has been depleted. Once the initial Benefit Amount has been determined, we calculate the Benefit Payment. The maximum Benefit Payment is 7% of your Benefit Amount on rider effective date, or if more recently, the last date on which a step up was elected, or the Benefit Amount was reduced due to a partial Surrender exceeding the Benefit Payment. Benefit Payments can begin at any time and can be taken on any schedule that you request. Benefit Payments are non-cumulative, which means that your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current year. For example, if you do not take 7% one year, you may not take more than 7% the next year.

If you elect this rider when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you purchase this rider after you purchase your Contract, we count the first year as the time between the date we added this rider to your Contract and your next Contract Anniversary, which could be less than a year.

Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment. See Examples 2 and 3 under The Hartford's Principal First in Appendix A.

Your Benefit Amount cannot be less than $0 or more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

IF, IN ONE YEAR, YOUR SURRENDERS TOTAL MORE THAN YOUR BENEFIT PAYMENT, WE WILL RE-CALCULATE YOUR BENEFIT AMOUNT AND YOUR BENEFIT PAYMENT COULD BE SIGNIFICANTLY LOWER IN THE FUTURE. Any time we recalculate your Benefit Amount or your Benefit Payment, we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

Whenever a partial Surrender is made, the Benefit Amount will be equal to the amount determined in either (A) or (B) as follows:

A. If the total partial Surrenders since the later of (i) the most recent Contract Anniversary, or (ii) the Valuation Day that the Benefit Payment was last established (excluding establishments for subsequent Premium Payments), are equal to or less than the Benefit Payment, the Benefit Amount becomes the Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

B. If the total partial Surrenders as determined in (A) above exceed the Benefit Payment, the Benefit Amount will have an automatic reset to the greater of zero or the lesser of (i) or (ii) as follows:

       (i)  The Contract Value immediately following the partial Surrender; or

       (ii) The Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

See Examples 2 and 6 under The Hartford's Principal First in Appendix A.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on a calendar year basis (i.e., compared to a Contract Year basis), usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

No. However, partial Surrenders will reduce the standard Death Benefit.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

No.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

                                                                     APP E-3

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WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable CDSC.

If, in one year, your Surrenders total more than your Benefit Payment, we will re-calculate your Benefit Amount and your Benefit Payment could be significantly lower in the future. Any time we re-calculate your Benefit Amount or your Benefit Payment, we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If your Contract Value is reduced to zero due to receiving Benefit Payments, and you still have a Benefit Amount, you will continue to receive a Benefit Payment through a fixed Annuity Payout option until your Benefit Amount is depleted. While you are receiving payments under fixed Annuity Payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining Benefit Payments. You can Surrender your entire Contract Value any time; however, you will receive your Contract Value at the time you request a full Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount that you would have received under this rider.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

If you change the ownership or assign this Contract to someone other than your Spouse after 12 months of electing this rider, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future. The Benefit Amount will be recalculated to equal the lesser of:

-   The Benefit Amount immediately prior to the ownership change or assignment;
    or

-   The Contract Value at the time of the ownership change or assignment.

The Benefit Payment will then be reset to 7% of the new Benefit Amount.

If the Owner dies and the sole Beneficiary is the Owner's Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the standard Death Benefit.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

Yes. If the Owner dies and the Beneficiary is the deceased Owner's Spouse at the time of death, the Spouse may continue the Contract and this rider. This right may be exercised only once during the term of the Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

You may elect the annuitization option at any time. If you annuitize your Contract, you may choose this Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option (called the "PF Annuity Payout Option"), we will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Owner or the Annuitant should die before the PF Annuity Payout Period is complete, the remaining payments will be made to the Beneficiary. The PF Annuity Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options. If you, the joint Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by us have not been made, the Beneficiary may elect to take the remaining Benefit Payments by electing the PF Annuity Payout Option or any of the Death Benefit options offered in your Contract. If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by us have been made, the payments will continue to be made to the Beneficiary. If your Contract Value is reduced to zero, you will receive a fixed dollar amount Annuity Payout option until your Benefit Amount is depleted.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

No.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No; however, your Benefit Amount cannot be more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

APP E-4

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CAN WE AGGREGATE CONTRACTS?

We reserve the right to treat all Contracts issued to you by us or one of our affiliates as one Contract for purposes of this rider. This means that if you purchase two Contracts from us in any twelve month period and elect any optional withdrawal benefit rider on both Contracts, withdrawals from one Contract may be treated as withdrawals from the other Contract.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The annual percentage used for determining Benefit Payments is not a fixed rate of return. The Contract Value used to set Benefit Payments is based on the investment performance of your Sub-Accounts.

- Benefit Payments cannot be carried forward from one year to the next. You will not be warned if you take less than the maximum withdrawals available without triggering recalculation of your Benefit Payments.

- Annual Surrenders exceeding 7% accelerate depletion of your Benefit Amount even if you use the Automatic Income Program to meet RMD requirements. No reliable assumptions can be made that your payments will continue for any particular number of years.

- Additional contributions made to your Contract after withdrawals have begun may not restore the previous amount of Benefit Payments, even if the additional contribution restores the Benefit Amount to the previous Benefit Amount.

- Voluntary or involuntary annuitization will terminate Benefit Payments. Annuity Payout options available subsequent to the Annuity Commencement Date may be less than Benefit Payments.

- There are no assurances made or implied that automatic Benefit Amount increases will occur and if occurring, will be predictable.

- The fee for this rider may increase if and when a step-up is elected. There are no assurances as to the fee we will be charging at the time of each step-up. This is subject to the maximum fee disclosed in the Synopsis and this section.

- When the Contract Value is small in relation to the Benefit Amount, Surrenders may have a significant effect on future Benefit Payments.

-   Withdrawals can deplete and even eliminate death benefits.

- We do not automatically increase payments under the Automatic Income Program If your Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Benefit Payments and your eligible Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

- The 2009 change to the Internal Revenue Code pertaining to Required Minimum Distributions do not change the calculation of your eligible withdrawal amount under the rider if you are enrolled in the Automatic Income Program.

                                                                     APP F-1

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APPENDIX F - THE HARTFORD'S LIFETIME INCOME FOUNDATION

OBJECTIVE

Protect principal from poor market performance, provide longevity protection through Lifetime Benefit Payments, and ensure a Death Benefit equivalent to the greater of Premium Payments reduced for partial Surrenders or Contract Value.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider provides two separate but bundled benefits that help achieve this goal. In other words, this rider is a guarantee that you can access two ways:

- LIFETIME WITHDRAWAL BENEFIT. This rider provides a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's 60th birthday, until the first death of any Covered Life ("Single Life Option") or the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on the higher of your Payment Base or Contract Value on each Contract Anniversary multiplied by the applicable Withdrawal Percent. Payments may continue even if the Contract Value has been reduced to below our minimum Contract Value. The Withdrawal Percent varies based upon the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender, and the survivor option chosen. Any partial Surrender taken prior to the Contract Anniversary following the Relevant Covered Life's 60th birthday will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee.

- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date due proof of death is received for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT. See Examples 1-14 under The Hartford's Lifetime Income Foundation in Appendix A.

WHEN CAN YOU BUY THIS RIDER?

The Hartford's Lifetime Income Foundation is closed to new investors.

When you buy this rider, you must provide us with the names and ages of the Owner, any joint Owner, Annuitant and Beneficiary.

A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner and his or her Spouse, as joint Owner or Beneficiary.

The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.

The maximum age of any Contract Owner or Annuitant when electing this rider is
80. When the Joint/Spousal Option is chosen, the Beneficiary also must be younger than age 81.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for this rider is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary AFTER your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for this rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. Your initial Payment Base equals your initial Premium Payment. Your Payment Base will fluctuate based on subsequent Premium Payments and partial Surrenders. Your Payment Base can never be less than $0 or more than $5 million. Any activities that would

APP F-2

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otherwise increase the Payment Base above this ceiling will not be included for any benefits under this rider. The Payment Base will be recalculated based on:

- Subsequent Premium Payments. Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis.

- Partial Surrenders. Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior or during an Eligible Withdrawal Year, and (b) if the aggregate amount of the partial Surrenders during any Contract Year exceeds the applicable Threshold, as discussed below:

    A. If cumulative partial Surrenders taken during any Contract Year and prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.

Partial Surrenders will diminish the Guaranteed Minimum Death Benefit. See Examples 1-14 under The Hartford's Lifetime Income Foundation in Appendix A.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. However, your Withdrawal Percent, and therefore the amount of your Lifetime Benefit Payment, is dependent upon when you take your first partial Surrender. For instance,

- If you take your first partial Surrender before an Eligible Withdrawal Year, your Withdrawal Percent will never increase above 5% for Single Life Option or 4.5% for Joint/Spousal option for the remaining duration of your Contract.

- If you take your first partial Surrender during an Eligible Withdrawal Year, your Withdrawal Percent will never increase above the Withdrawal Percent corresponding with the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender. If such a partial Surrender took place during the first Contract Year, we will use the attained age of the Relevant Covered Life as of Contract issue date to set the Withdrawal Percent. Once the Withdrawal Percent has been established, it will not change for the remaining duration of your Contract. In other words, prior to the Relevant Covered Life turning 80, the longer the first partial Surrender is delayed, the higher your Withdrawal Percent shall be.

     ATTAINED AGE OF RELEVANT COVERED                WITHDRAWAL PERCENT
     LIFE ON THE CONTRACT ANNIVERSARY         SINGLE LIFE         JOINT/SPOUSAL
   PRIOR TO THE FIRST PARTIAL SURRENDER          OPTION               OPTION
--------------------------------------------------------------------------------
                  60 - 64                         5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                    80+                           7.0%                 6.5%

Your Withdrawal Percent may change based on a permissible Covered Life change. If you choose to receive less than your full Lifetime Benefit Payment in any Contract Year; you will not be able to carry remaining amounts forward to future Contract Years.

IS THIS RIDER DESIGNED TO PAY YOU A DEATH BENEFIT?

Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of this rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

    A. If cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar

                                                                     APP F-3

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       basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT" for more information on the continuation of the Lifetime Benefit Payments by your Spouse.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU REVOKE THIS RIDER?

Yes. Anytime following the earlier of Spousal Contract continuation or the 5th Contract Year, the Contract Owner may also elect to revoke the Lifetime Withdrawal Benefits whereupon we will deduct one last pro-rated fee for this rider and only the Guaranteed Minimum Death Benefit shall continue to apply. Certain changes in the Covered Life will also constitute a revocation of the Withdrawal Benefits. A Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

In the event that this rider is terminated, whether as a result of your actions or ours, your Lifetime Benefit Payments will cease; your Payment Base will be eliminated, the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

WHAT EFFECT DOES PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS RIDER?

Please refer to the discussion under "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?" for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under this rider. If Your Contract Value is reduced below our minimum Contract Value rules in effect on a particular Valuation Day, and your Lifetime Benefit Payment amount remains greater than zero, then we will consider this date as your Annuity Commencement Date and we will no longer accept subsequent Premium Payments. See Examples 4, 6-8 and 11-14 under The Hartford's Lifetime Income Foundation in Appendix A.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as this rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a re-calculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.

Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new Relevant Covered Life.

After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change.

Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change.

APP F-4

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You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then we will:

    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Withdrawal Benefits of this rider and continue the Guaranteed Minimum Death Benefit only. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

    B. If the older Covered Life after the change exceeds the maximum age limitation of the rider at the time of the change, or we no longer offer this rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then:

    A. If we no longer offer this rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Withdrawal Benefit will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If we offer this rider and: (i) if partial Surrenders have been taken prior to the first Contract Anniversary, then we will use the attained age of the oldest Covered Life as of the rider effective date to reset the Withdrawal Percent, or (ii) if partial Surrenders have not been taken prior to the first Contract Anniversary, then we will use the attained age of the older Covered Life as of the Contract Anniversary prior to the first partial Surrender to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change; or

    C. If we offer this rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If the rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.

                                                                     APP F-5

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The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

SINGLE LIFE OPTION ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal Contract continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues
Annuitant                        Contract Owner is any            There is no Contingent           Contract Owner receives Death
                                 non-natural entity               Annuitant                        Benefit and this rider
                                                                                                   terminates

JOINT/SPOUSAL ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving Contract    The Annuitant is living or       The surviving Contract Owner
                                 Owner                            deceased                         continues the Contract and
                                                                                                   rider; we will increase the
                                                                                                   Contract Value to the Death
                                                                                                   Benefit value
Contract Owner                   There is no surviving Contract   The Spouse is the sole primary   Follow Spousal Contract
                                 Owner                            beneficiary                      continuation rules for joint
                                                                                                   life elections
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates and Contract
                                 Owner or Beneficiary             deceased                         Owner's estate receives the
                                                                                                   Death Benefit
Annuitant                        The Contract Owner is living     There is a Contingent Annuitant  The Rider continues; upon the death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

APP F-6

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CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales of this rider at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and the rider is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.

If we are no longer offering this rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Benefit, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

This rider is designed to facilitate the continuation of your rights under this rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date;

- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date;

- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Contract Anniversary prior to the first partial Surrender; and

- The Lifetime Benefit Payment will be recalculated to equal the Withdrawal Percent multiplied by the greater of the Contract Value or Payment Base on the date of Spousal Contract continuation.

The remaining Covered Life can not name a new Owner of the Contract. Any new beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will then terminate upon the death of the remaining Covered Life.

If the Spouse elects to continue the Contract and revoke the Lifetime Withdrawal Benefit, we will assess the charge on the revocation date and it will no longer be assessed thereafter. The Covered Life will be re-determined on the date of Spousal Contract continuation for purposes of the Guaranteed Minimum Death Benefit. If the age of the Covered Life is greater than the age limitation of the rider at the time of Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will equal the Contract Value.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our minimum Contract Value then in effect. By annuitizing your Contract and choosing an income option, you will be exchanging your accumulated savings and Death Benefits for a guaranteed income stream.

If your Contract Value is reduced below our minimum Contract Value then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

-   SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

                                                                     APP F-7

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If the older Annuitant is age 59 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant is alive and the older Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of your Withdrawal Percent or 5%. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

This option may not be available if the Contract is issued to qualify under Code
Section 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

-   JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.

If the younger Annuitant is alive and age 59 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of Withdrawal Percent or 4.5%. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value. Effective October 4, 2013, we are exercising this contractual right for the products described in Appendix D to require that you allocate your Contract Value and future Premium Payments in accordance with the investment restrictions described in Appendix D. Your selected allocations will be automatically re-balanced quarterly. If your allocations do not currently comply with the investment restrictions described in Appendix D, we must receive allocation instructions from you prior to October 4, 2013 that comply with the investment restrictions described in Appendix D. These restrictions are intended to reduce the risk of investment losses that could require the Company to use its General Account assets to pay amounts due under the rider.

We may modify, add, delete, or substitute (to the extent permitted by applicable law), the asset allocation models, investment pro-grams, Funds, portfolio rebalancing requirements, and other investment requirements and restrictions that apply while the rider is in effect. For instance, we might amend these asset allocation models if a Fund (i) merges into another fund, (ii) changes investment objectives, (iii) closes to further investments and/or (iv) fails to meet acceptable risk parameters. These changes will not be applied with respect to then existing investments. We will give you advance notice of these changes. Please refer to "Other Program

APP F-8

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considerations" under the section entitled "What other ways can you invest?" in
Section 4.a for more information regarding the potential impact of Fund mergers and liquidations with respect to then existing investments within an asset allocation model.

EXCEPT AS PROVIDED BELOW, FAILURE TO COMPLY WITH THE INVESTMENT RESTRICTIONS WILL RESULT IN TERMINATION OF THE RIDER. IF THE RIDER IS TERMINATED BY US FOR VIOLATION OF APPLICABLE INVESTMENT RESTRICTIONS, WE WILL ASSESS A PRO-RATED SHARE OF THE RIDER CHARGE AND WILL NO LONGER ASSESS A RIDER CHARGE THEREAFTER. TERMINATION OF THE RIDER WILL NOT TERMINATE ANY CONCURRENT GUARANTEED MINIMUM DEATH BENEFIT RIDER.

If the rider is terminated by us due to a failure to comply with these investment restrictions, you will have one opportunity to rein-state the rider by reallocating your Contract Value in accordance with then prevailing investment restrictions. You will have a fifteen business day reinstatement period to do this. The reinstatement period will begin upon termination of the rider. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a partial Surrender or make a Covered Life change. Upon reinstatement, your Payment Base will be reset at the lower of the Payment Base prior to the termination or Contract Value as of the date of reinstatement. Your Withdrawal Percentage will be reset to equal the Withdrawal Percentage prior to termination unless during the reinstatement period the relevant Covered Life qualifies for a new age band.

Investment in any asset allocation model could mitigate losses but also hamper potential gains. The asset allocation models that you must invest in under the rider provide very different potential risk/reward characteristics. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these investment requirements and restrictions. If the restrictions are violated, the Withdrawal Benefit will be revoked but the Guaranteed Minimum Death Benefit will continue to apply.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We will not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments to in excess of $100,000 without prior approval. The Return of Premium II rider is closed to new investors. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. This restriction is not currently enforced.

CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate this rider and allow us to terminate the rider.

- Your annual Lifetime Benefit Payment may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the Lifetime Benefit Payment/Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, any Death Benefit, whether standard or optional, will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize (because you reach the Annuity Commencement Date or your Guaranteed Minimum Withdrawal Benefit requires annuitization because the Contract Value has fallen below our minimum Contract Value then in effect), lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.

                                                                     APP F-9

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- The amount of the Withdrawal Percent used to compute your Lifetime Benefit Payment is frozen based on the date of the first partial Surrender.

- The determination of the "Relevant" Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

- We may terminate this rider post-election based on your violation of benefit rules and may otherwise withdraw this rider for new sales at any time.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

- You may select this rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect this rider you will not be eligible for the standard Death Benefits or be able to elect optional riders other than MAV Plus.

- When the Single Life Option is chosen, your Spouse may find continuation of this rider to be unavailable or unattractive after the death of the Covered Life. Continuation of the benefits available in this optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

-   This rider may not be suitable if a Covered Life is under attained age 60.

- The purchase of an optional withdrawal benefit feature may not be appropriate for contracts owned by certain types of non-natural entities, including Charitable Trusts. Because many non-natural entities are required to make certain periodic distributions and those amounts may be different than the withdrawal amounts permitted by the optional withdrawal benefit feature, you may wish to consult with your tax advisor to help determine the appropriateness of this benefit.

- We do not automatically increase payments under the Automatic Income Program If your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

- The 2009 change to the Internal Revenue Code pertaining to Required Minimum Distributions do not change the calculation of your eligible withdrawal amount under the rider if you are enrolled in the Automatic Income Program.

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APPENDIX G - THE HARTFORD'S LIFETIME INCOME BUILDER II

OBJECTIVE

Protect your investment from poor market performance through potential annual automatic Payment Base increases, provide longevity protection through Lifetime Benefit Payments, and ensure a Death Benefit equivalent to the greater of Premium Payments reduced for partial Surrenders or Contract Value.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider provides two separate but bundled benefits that help achieve this goal. In other words, this rider is a guarantee that you can access two ways:

- LIFETIME WITHDRAWAL BENEFIT. This rider provides a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's 60th birthday, until the first death of any Covered Life ("Single Life Option") or until the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on the higher of your Payment Base or Contract Value on each Contract Anniversary, as adjusted by annual Payment Base increases, multiplied by the applicable Withdrawal Percent. The Withdrawal Percent varies based upon the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender, and the survivor option chosen. Any partial Surrender taken prior to the Contract Anniversary following the Relevant Covered Life's 60th birthday will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee.

- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments reduced for Partial Surrenders or Contract Value as of the date due proof of death is received for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT. See Examples 1-16 under The Hartford's Lifetime Income Builder II in Appendix A.

WHEN CAN YOU BUY THIS RIDER?

The Hartford's Lifetime Income Builder II is closed to new investors.

When you buy this rider, you must provide us with the names and ages of the Owner, any joint Owner, Annuitant and Beneficiary.

A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner and his or her Spouse, as joint Owner or Beneficiary.

The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.

The maximum age of any Contract Owner or Annuitant when electing this rider is
75. When the Joint/Spousal Option is chosen, the Beneficiary also must be younger than age 76.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for this rider is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary AFTER your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for this rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

We reserve the right to increase the charge for this rider up to a maximum rate of 0.75% any time on or after the fifth anniversary of electing this rider or five years from the date from which we last notified you of a fee increase, whichever is later. Fee increases will

APP G-2

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not apply if (a) the age of the Relevant Covered Life is 80 or older; or (b) you notify us of your election to permanently waive automatic Payment Base increases. This fee may not be the same as the fee that we charge new purchasers.

Subject to the foregoing limitation, we also reserve the right to charge a different fee for this rider to any new Contract Owners as a result of a change of Covered Life. Unless exempt, we will automatically deduct rider fees, as they may be increased from time to time.

We may offer a lower fee to customers who agree to participate in any asset allocation models, investment programs, or fund-of-funds we may designate from time to time.

You will receive advanced notice of any fee increase. You may decline the fee increase and permanently waive automatic Payment Base increases by:

-   Notifying us in writing, verbally or electronically, if available.

- Written notifications must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of declining the fee increase. We will take direction from one joint Owner. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.

- We will accept your notification up to 60 days prior to the Contract Anniversary on which the fee increase is scheduled to become effective.

- We will only honor notifications from the Owner or joint Owner and not through your broker.

- Your decision to decline the fee increase and waive automatic Payment Base increases is irrevocable. You will not be able to accept the fee increase and resume automatic Payment Base increases in the future.

- If you decline the fee increase, your Lifetime Benefit Payment will continue to be reset on each Contract Anniversary according to the rider's rules.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. Your initial Payment Base equals your initial Premium Payment. Your Payment Base will fluctuate based on subsequent Premium Payments and partial Surrenders as well as automatic Payment Base increases. Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under this rider. The Payment Base will be recalculated based on certain changes in Covered Lives.

See Examples 15 and 16 under The Hartford's Lifetime Income Builder II in Appendix A.

- Automatic Payment Base increases. Your Payment Base may fluctuate based on annual "automatic Payment Base increases." You will be qualified for annual automatic Payment Base increases commencing on your first Contract Anniversary. Automatic Payment Base increases will cease upon the earlier of the Annuity Commencement Date or the Contract Anniversary immediately following the Relevant Covered Life's attained age of 80. Automatic Payment Base increases are based on your then current Anniversary Value (prior to the rider charge being taken) divided by your Maximum Contract Value and then reduced by 1. In no event will this factor be less than 0% or greater than 10% provided; however, there is no cap on Automatic Payment Base increases if you allocate your Contract Value in one of a number of asset allocation models, investment programs or fund of funds Sub-Accounts designated by us. Automatic Payment Base increases will not take place if the investment performance of your Sub-Accounts is neutral or negative.

See Examples 9 and 10 under The Hartford's Lifetime Income Builder II in Appendix A.

- Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis.

- Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior or during an Eligible Withdrawal Year, and (b) if the cumulative amount of all partial Surrenders during any Contract Year exceeds the applicable Threshold, as discussed below:

    A. If cumulative partial Surrenders taken during any Contract Year and prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

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    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

    C. For any partial Surrender that first causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.

Partial Surrenders will diminish the Guaranteed Minimum Death Benefit. See Examples 4, 6-8 and 11-14 under The Hartford's Lifetime Income Builder II in Appendix A.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. However, your Withdrawal Percentage and therefore the amount of your Lifetime Benefit Payment, is dependent upon when you take your first partial Surrender. For instance:

- If you take your first partial Surrender before an Eligible Withdrawal Year, your Withdrawal Percent will never increase above 5% for Single Life Option or 4.5% for Joint/Spousal option for the remaining duration of your Contract.

- If you take your first partial Surrender during an Eligible Withdrawal Year, your Withdrawal Percent will never increase above the Withdrawal Percent corresponding with the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender. If such a partial Surrender took place during the first Contract Year, we will use the attained age of the Relevant Covered Life as of Contract issuance to set the Withdrawal Percent. Once the Withdrawal Percent has been established, it will not change for the remaining duration of your Contract. In other words, prior to the Relevant Covered Life turning 80, the longer the first partial Surrender is delayed, the higher your Withdrawal Percent shall be.

     ATTAINED AGE OF RELEVANT COVERED                WITHDRAWAL PERCENT
     LIFE ON THE CONTRACT ANNIVERSARY         SINGLE LIFE         JOINT/SPOUSAL
   PRIOR TO THE FIRST PARTIAL SURRENDER          OPTION               OPTION
--------------------------------------------------------------------------------
                  60 - 64                         5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                    80+                           7.0%                 6.5%

Your Withdrawal Percent may change based on a permissible Covered Life change. If you choose to receive less than your full Lifetime Benefit Payment in any Contract Year; you will not be able to carry remaining amounts forward to future Contract Years. See Examples 1-6 and 11-14 under The Hartford's Lifetime Income Builder II.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of this rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

    A. If cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

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Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT" for more information on the continuation of the Lifetime Benefit Payments by your Spouse. See Examples 9 and 10 under The Hartford's Lifetime Income Builder II.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

WHAT EFFECT DOES PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS RIDER?

Please refer to "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?" for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under this rider. If Your Contract Value is reduced below our minimum Contract Value rules in effect on a particular Valuation Day, and your Lifetime Benefit Payment amount remains greater than zero, then we will consider this date as your Annuity Commencement Date and we will no longer accept subsequent Premium Payments. See Examples 7, 8 and 10 - 14 under The Hartford's Lifetime Income Builder II.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as this rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a re-calculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.

Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new relevant Covered Life.

After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change.

Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change.

You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then:

    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Withdrawal Benefits of this rider and continue the Guaranteed Minimum Death Benefit only. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

    B. If the older Covered Life after the change exceeds the maximum age limitation of the rider at the time of the change, or we no longer offer this rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then we will:

    A. If we no longer offer this rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Withdrawal Benefit will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If we offer this rider and: (i) if partial Surrenders have been taken prior to the first Contract Anniversary, then we will use the attained age of the oldest Covered Life as of the rider effective date to reset the Withdrawal Percent, or (ii) if partial Surrenders have not been taken prior to the first Contract Anniversary, then we will use the attained age of the older Covered Life as of the Contract Anniversary prior to the first partial Surrender to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed

                                                                     APP G-5

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       Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change. The Maximum Contract Value will be recalculated to equal the Contract Value on the date of the change; or

    C. If we offer this rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If the rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.

The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

SINGLE LIFE OPTION ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal Contract continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues

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JOINT/SPOUSAL ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving Contract    The Annuitant is living or       The surviving Contract Owner
                                 Owner                            deceased                         continues the Contract and
                                                                                                   rider; we will increase the
                                                                                                   Contract Value to the Death
                                                                                                   Benefit value
Contract Owner                   There is no surviving Contract   The Spouse is the sole primary   Follow Spousal Contract
                                 Owner                            beneficiary                      continuation rules for joint
                                                                                                   life elections
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates and Contract
                                 Owner or Beneficiary             deceased                         Owner's estate receives the
                                                                                                   Death Benefit
Annuitant                        The Contract Owner is living     There is a Contingent Annuitant  The Rider continues; upon the death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and the rider is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.

If we are no longer offering this rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Benefit, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

This rider is designed to facilitate the continuation of your rights under this rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date

- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date

- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Contract Anniversary prior to the first partial Surrender

- The Lifetime Benefit Payment will be recalculated to equal the Withdrawal Percent multiplied by the greater of the Contract Value or Payment Base on the date of Spousal Contract continuation.

The remaining Covered Life can not name a new owner on the Contract. Any new beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will terminate upon the death of the remaining Covered Life.

If the Spouse elects to continue the Contract and revoke the Lifetime Withdrawal Benefit, we will assess the charge on the revocation date and it will no longer be assessed thereafter. The Covered Life will be re-determined on the date of Spousal Contract continuation for purposes of the Guaranteed Minimum Death Benefit. If the Covered Life is greater than the age limitation of the rider at the

                                                                     APP G-7

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time of Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will equal the Contract Value.

See Example 17 under The Hartford's Lifetime Income Builder II in Appendix A.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our minimum Contract Value then in effect.

If your Contract Value is reduced below our minimum Contract Value then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

-   SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

If the older Annuitant is age 59 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant and joint Annuitant are alive and the older Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or 5%. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

This option may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

-   JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.

If the younger Annuitant is alive and age 59 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or 4.5%. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those

APP G-8

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offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value. Effective October 4, 2013, we are exercising this contractual right for the products described in Appendix D to require that you allocate your Contract Value and future Premium Payments in accordance with the investment restrictions described in Appendix D. Your selected allocations will be automatically re-balanced quarterly. If your allocations do not currently comply with the investment restrictions described in Appendix D, we must receive allocation instructions from you prior to October 4, 2013 that comply with the investment restrictions described in Appendix D. These restrictions are intended to reduce the risk of investment losses that could require the Company to use its General Account assets to pay amounts due under the rider.

We may modify, add, delete, or substitute (to the extent permitted by applicable law), the asset allocation models, investment pro-grams, Funds, portfolio rebalancing requirements, and other investment requirements and restrictions that apply while the rider is in effect. For instance, we might amend these asset allocation models if a Fund (i) merges into another fund, (ii) changes investment objectives, (iii) closes to further investments and/or (iv) fails to meet acceptable risk parameters. These changes will not be applied with respect to then existing investments. We will give you advance notice of these changes. Please refer to "Other Program considerations" under the section entitled "What other ways can you invest?" in Section 4.a for more information regarding the potential impact of Fund mergers and liquidations with respect to then existing investments within an asset allocation model.

EXCEPT AS PROVIDED BELOW, FAILURE TO COMPLY WITH THE INVESTMENT RESTRICTIONS WILL RESULT IN TERMINATION OF THE RIDER. IF THE RIDER IS TERMINATED BY US FOR VIOLATION OF APPLICABLE INVESTMENT RESTRICTIONS, WE WILL ASSESS A PRO-RATED SHARE OF THE RIDER CHARGE AND WILL NO LONGER ASSESS A RIDER CHARGE THEREAFTER. TERMINATION OF THE RIDER WILL NOT TERMINATE ANY CONCURRENT GUARANTEED MINIMUM DEATH BENEFIT RIDER.

If the rider is terminated by us due to a failure to comply with these investment restrictions, you will have one opportunity to rein-state the rider by reallocating your Contract Value in accordance with then prevailing investment restrictions. You will have a fifteen business day reinstatement period to do this. The reinstatement period will begin upon termination of the rider. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a partial

Surrender or make a Covered Life change. Upon reinstatement, your Payment Base will be reset at the lower of the Payment Base prior to the termination or Contract Value as of the date of reinstatement. Your Withdrawal Percentage will be reset to equal the Withdrawal Percentage prior to termination unless during the reinstatement period the relevant Covered Life qualifies for a new age band.

Investment in any asset allocation model could mitigate losses but also hamper potential gains. The asset allocation models that you must invest in under the rider provide very different potential risk/reward characteristics. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these investment requirements and restrictions. If the restrictions are violated, the Withdrawal Benefit will be revoked but the Guaranteed Minimum Death Benefit will continue to apply.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We will not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments to in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. This restriction is not currently enforced.

See Examples 9 and 10 under The Hartford Lifetime Income Builder II in Appendix
A.

CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

                                                                     APP G-9

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OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate this rider and allow us to terminate the rider.

- Your annual Lifetime Benefit Payments may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the Lifetime Benefit Payment/Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, any Death Benefit, whether standard or optional, will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize (because you reach the Annuity Commencement Date or your Guaranteed Minimum Withdrawal Benefit requires annuitization because the Contract Value has fallen below our minimum Contract Value then in effect), you will forfeit automatic Payment Base increases (if applicable) and lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.

- The amount of the Withdrawal Percent used to compute your Lifetime Benefit Payment is frozen based on the date of the first partial Surrender.

- The determination of the "Relevant" Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

- We may terminate this rider post-election based on your violation of benefit rules and may otherwise withdraw this rider for new sales at any time. In the event that this rider is terminated by us, your Lifetime Benefit Payments will cease; your Payment Base, including any automatic Payment Base increases will be eliminated, the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

- You may select this rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect this rider you will not be eligible for the Standard Death Benefits or able to elect optional riders other than MAV Plus.

- When the Single Life Option is chosen, Spouses may find continuation of this rider to be unavailable or unattractive after the death of the Contract Owner. Continuation of the benefits available in this optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

-   This rider may not be suitable if a Covered Life is under attained age 60.

- Annuity pay-out options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

- The purchase of an optional withdrawal benefit feature may not be appropriate for contracts owned by certain types of non-natural entities, including Charitable Trusts. Because many non-natural entities are required to make certain periodic distributions and those amounts may be different than the withdrawal amounts permitted by the optional withdrawal benefit feature, you may wish to consult with your tax advisor to help determine the appropriateness of this benefit.

- We do not automatically increase payments under the Automatic Income Program If your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

- The 2009 change to the Internal Revenue Code pertaining to Required Minimum Distributions do not change the calculation of your eligible withdrawal amount under the rider if you are enrolled in the Automatic Income Program.

                                                                     APP H-1

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APPENDIX H - OPTIONAL RIDER INVESTMENT RESTRICTIONS

                     (Applicable to the following products:
   Hartford Leaders IV, Hartford Leaders Plus IV, Hartford Leaders Access IV,
                                    Hartford
               Leaders Edge IV, and Hartford Leaders Outlook IV)

You must allocate your Account Value in accordance with the following investment restrictions prior to October 4, 2013:

            (1) SELF SELECT (SELECTED LIB RIDERS EFFECTIVE 5/01/13)

CATEGORY 1:      FIXED INCOME     RULE: MINIMUM 40% OF ALLOCATION
CATEGORY 2:      ACCEPTABLE INVESTMENT OPTIONS (EQUITY OR MULTI-ASSET)    RULE: MAXIMUM 60% OF
                 ALLOCATION, MAXIMUM 20% IN ANY ONE FUND
CATEGORY 3:      LIMITED INVESTMENT OPTIONS (EQUITY, MULTI-ASSET, OR BOND)    RULE: MAXIMUM 20%
                 OF ALLOCATION, MAXIMUM OF 10% IN ANY ONE FUND

CATEGORY 1: FIXED INCOME    RULE: MINIMUM 40% OF ALLOCATION

American Funds Bond HLS Fund
Hartford Money Market HLS Fund
Hartford Total Return Bond HLS Fund
Hartford U.S. Government Securities HLS Fund
Invesco V.I. Money Market Fund* (available on or about July 15, 2013) MFS Research Bond Series

CATEGORY 2: ACCEPTABLE INVESTMENT OPTIONS (EQUITY OR MULTI-ASSET)    RULE:
MAXIMUM 60% OF ALLOCATION, MAXIMUM 20% IN ANY ONE FUND

AllianceBernstein VPS Balanced Wealth Strategy Portfolio
AllianceBernstein VPS International Growth Portfolio
AllianceBernstein VPS International Value Portfolio
AllianceBernstein VPS Value Portfolio
American Funds Asset Allocation HLS Fund
American Funds Blue Chip Income and Growth HLS Fund
American Funds Global Growth and Income HLS Fund
American Funds Global Growth HLS Fund
American Funds Growth HLS Funds
American Funds Growth-Income HLS Funds
Fidelity VIP Contrafund Portfolio
Fidelity VIP Dynamic Capital Appreciation Portfolio
Fidelity VIP Growth Portfolio
Franklin Flex Cap Growth Securities Fund
Franklin Income Securities Fund
Hartford Balanced HLS Fund
Hartford Capital Appreciation HLS Fund
Hartford Disciplined Equity HLS Fund
Hartford Dividend and Growth HLS Fund
Hartford Global Growth HLS Fund
Hartford Global Research HLS Fund
Hartford Growth HLS Fund
Hartford Growth Opportunities HLS Fund
Hartford Stock HLS Fund
Hartford Value HLS Fund
Invesco V.I. Balanced Risk Allocation Fund
Invesco V.I. Core Equity Fund
Invesco V.I. International Growth Fund
Invesco Van Kampen V.I. Growth and Income Fund
Lord Abbett Calibrated Dividend Growth Portfolio
Lord Abbett Growth and Income Portfolio
MFS Growth Series
MFS Investors Trust Series

APP H-2

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MFS Total Return Series
MFS Value Series
Mutual Global Discovery Securities Fund
Mutual Shares Securities Fund
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer Main Street Fund/VA
Oppenheimer Value Fund/VA
Putnam VT Global Asset Allocation Fund
Putnam VT International Equity Fund
Putnam VT International Value Fund
Templeton Foreign Securities Fund

CATEGORY 3: LIMITED INVESTMENT OPTIONS (EQUITY, MULTI-ASSET, OR BOND)    RULE:
MAXIMUM 20% OF ALLOCATION, MAXIMUM OF 10% IN ANY ONE FUND

AllianceBernstein VPS Small/Mid Cap Value Portfolio
American Funds Global Bond HLS Fund
American Funds Global Small Capitalization HLS Fund
American Funds International HLS Fund
American Funds New World HLS Fund
Fidelity VIP Mid Cap Portfolio
Fidelity VIP Value Strategies Portfolio
Franklin Small Cap Value Securities Fund
Franklin Small-Mid Cap Growth Securities Fund
Franklin Strategic Income Securities Fund
Hartford High Yield HLS Fund
Hartford International Opportunities HLS Fund
Hartford Small Company HLS Fund
Hartford Small/Mid Cap Equity HLS Fund
Hartford SmallCap Growth HLS Fund
Invesco V.I. Small Cap Equity Fund
Invesco Van Kampen V.I. American Value Fund
Lord Abbett Bond-Debenture Portfolio
Oppenheimer Main Street Small- & Mid- Cap Fund/VA
Putnam VT Diversified Income Fund
Putnam VT Small Cap Value Fund
Templeton Developing Markets Securities Fund
Templeton Global Bond Securities Fund
Templeton Growth Securities Fund
UIF Mid Cap Growth Portfolio

                                                                     APP H-3

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                (2) ASSET ALLOCATIONS MODELS (EFFECTIVE 5/1/13)

                                                                       HARTFORD LIB & LIF RIDERS
FUND                                              CONSERVATIVE 2            BALANCED 2            MODERATE GROWTH 2
---------------------------------------------------------------------------------------------------------------------
Invesco V.I. International Growth Fund                      2%                     0%                       0%
Invesco V.I. Small Cap Equity Fund                          2%                     3%                       2%
American Funds Growth HLS Fund                              4%                     6%                       7%
American Funds International HLS Fund                       3%                     4%                       5%
Fidelity VIP Mid Cap Portfolio                              2%                     3%                       3%
Franklin Small Cap Value Securities Fund                    0%                     0%                       2%
Franklin Strategic Income Securities Fund                   3%                     2%                       0%
Hartford Capital Appreciation HLS Fund                      4%                     5%                       6%
Hartford Disciplined Equity HLS Fund                        6%                     7%                       8%
Hartford Growth Opportunities HLS Fund                      4%                     5%                       6%
Hartford High Yield HLS Fund                                4%                     2%                       0%
Hartford International Opportunities HLS Fund               2%                     3%                       4%
Hartford Total Return Bond HLS Fund                        25%                    22%                      20%
MFS Research Bond Series                                   24%                    22%                      20%
MFS Value Series                                            5%                     6%                       7%
Mutual Shares Securities Fund                               4%                     5%                       6%
Templeton Foreign Securities Fund                           2%                     3%                       4%
Templeton Global Bond Securities Fund                       4%                     2%                       0%
TOTAL                                                     100%                   100%                     100%

APP H-4

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              (3) INVESTMENT MODELS (LIB RIDERS EFFECTIVE 5/1/13)

INVESTMENT MODEL OPTION A: HARTFORD

Hartford Total Return Bond HLS Fund                           40%
Hartford Capital Appreciation HLs Fund                        20%
Hartford Dividend and Growth HLS Fund                         20%
Hartford Small Company HLS Fund                               10%
Hartford International Opportunities HLS Fund                 10%
TOTAL                                                        100%

INVESTMENT MODEL OPTION B: FRANKLIN

MFS Research Bond Series                                      40%
Franklin Small-Mid Cap Growth Securities Fund                 10%
Templeton Growth Securities Fund                              10%
Mutual Shares Securities Fund                                 20%
Mutual Global Discovery Securities Fund                       20%
TOTAL                                                        100%

INVESTMENT MODEL OPTION C: AMERICAN

American Funds Bond HLS Fund                                  40%
American Funds Global Small Capitalization HLS Fund           10%
American Funds Growth HLS Fund                                20%
American Funds Growth-Income HLSFund                          20%
American Funds International HLS Fund                         10%
TOTAL                                                        100%

INVESTMENT MODEL OPTION D: DIVERSIFIVE

MFS Research Bond Series                                     40%
Hartford Dividend & Growth HLS Fund                          20%
MFS Growth Series                                            20%
Templeton Foreign Securities Fund                            10%
Invesco V.I. International Growth Fund                       10%
TOTAL                                                       100%

To obtain a Statement of Additional Information, please complete the form below and mail to:

     Hartford Life Insurance Company/Hartford Life and
     Annuity Insurance Company
     PO Box 14293
     Lexington, KY 40512-4293

Please send a Statement of Additional Information to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

Contract Name
Issue Date

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                             SEPARATE ACCOUNT SEVEN

                           HARTFORD LEADERS SERIES IV

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to Hartford Life and Annuity Insurance Company, P. O. Box 14293, Lexington, KY 40512-4293

Date of Prospectus: May 1, 2013
Date of Statement of Additional Information: May 1, 2013

TABLE OF CONTENTS

GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
PERFORMANCE RELATED INFORMATION                                                4
  Total Return for all Sub-Accounts                                            4
  Yield for Sub-Accounts                                                       4
  Money Market Sub-Accounts                                                    4
  Additional Materials                                                         5
  Performance Comparisons                                                      5
ACCUMULATION UNIT VALUES                                                       6
FINANCIAL STATEMENTS                                                        SA-1

2

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GENERAL INFORMATION

SAFEKEEPING OF ASSETS

We hold title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS

The statutory-basis financial statements of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report dated April 10, 2013 (which report expresses an unmodified opinion in accordance with accounting practices prescribed and permitted by the Insurance Department of the State of Connecticut), and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Seven as of December 31, 2012, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 28, 2013, which reports are both included in the Statement of Additional Information which is part of the registration statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

We currently pay HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2012: $53,516,439; 2011: $41,740,406; and 2010: $60,476,306.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

As stated in the prospectus, we (or our affiliates) pay Additional Payments to Financial Intermediaries. In addition to the Financial In-termediaries listed in the prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments of at least $100 in 2012 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists.

Acument Securities, Inc., Aegis Investments, Inc., Allen & Company of Florida, Inc., Alliance Bank, Allied Beacon Partners, American Century Brokerage, American Funds & Trust, Inc., American Independent Securities Group, American Portfolios Financial Services, Ameriprise Financial Services, Inc., Ameritas Investment Corp., Arvest Asset Management, Ausdal Financial Partners Inc., AXA Advisors, LLC, B.C. Ziegler and Company, BancWest Investment Services, Inc., Bank of the West, Bank Securities Association, Bankers & Investors Co., BB&T Investment Services, Inc., BBVA Compass Investment Solutions, BCG Securities, Inc., Beaconsfield Financial Services, Inc., Benchmark Investments, Inc., Benjamin F. Edwards, Berthel, Fisher & Co. Financial Services, Boenning & Scattergood, Inc., Broker Dealer Financial Svcs Corp., Brown, Lisle & Cummings, Inc., Bruce A. Lefavi Securities, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research, Inc., Cantella & Co., Inc., Capital Analysts, Inc., Capital Financial Services Inc., Capital Guardian, LLC, Capital Investment Group, Inc., Capitol Securities Management, Inc., Cary Street Partners, LLC, CCF

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Investments, Inc., CCO Investment Services Corp., Centaurus Financial, Inc., Center Street Securities, Inc., CFD Investments, Inc., Charles Schwab & Company, Inc, Citadel Federal Credit Union, Citigroup Global Markets, Inc., Citizens Bank, Comerica Securities, Commerce Bank, N.A., Commonwealth Financial Network, Consolidated Federal C.U., Coordinated Capital Securities, Inc., CorePlus Federal Credit Union, Crown Capital Securities, LLP, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP., Cutter & Company, Inc., D.A. Davidson & Company, David A. Noyes & Company, Deutsche Bank Securities, Inc., Dominion Investor Services, Inc., Eagle One Investments, LLC, Edward Jones, Emerson Equity, LLC, Equity Services, Inc., ESB Financial, Essex Financial Services, Inc., Essex National Securities, Inc., FCG Advisors, Feltl & Company, Fifth Third Bank, Fifth Third Securities, Financial Network Investment Corp., Financial Telesis, Inc., First Allied Securities, First Citizens Bank, First Citizens Bank & Trust Co., First Citizens Investor Services, First Heartland Capital, Inc., First Interstate Bank, First Midwest Securities, First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Advisors, FNIC F.I.D. Div., Folger Nolan Fleming Douglas, Foresters Equity Services, Inc., Frost Brokerage Services Inc., Frost National Bank, FSC Securities Corporation, FSIC, Fulcrum Securities, Inc., Geneos Wealth Management, Inc., Genworth Financial Securities Corp., Gilford Securities, Inc., Girard Securities, Inc., Greycourt & Company, GWN Securities, Inc., H. Beck, Inc., H. D. Vest Investment Services, Harbour Financial Services, Harbour Investments, Inc., Harris Investor Services, Inc., Harris Investors, Harvest Capital LLC, HBW Securities, LLC, Hefren - Tillotson Masterplan, Heim Young & Associates, Inc., Hightower Securities LLC, Hornor, Townsend & Kent, Inc., HSBC Bank USA, National Association, HSBC Securities
(USA) Inc., Huntington Valley Bank, Huntleigh Securities Corp., Independent Financial Group, LLC, Infinex Investment, Inc., ING Financial Advisors, LLC, ING Financial Partners, Invesco, INVEST Financial Corporation, Investacorp, Inc., Investment Centers of America, Investment Professionals, Inc., Investors Capital Corp., J.J.B. Hilliard, W.L. Lyons LLC, J. P. Turner & Company, LLC, J.W. Cole Financial, Inc., Janney Montgomery Scott, Inc., JHS Capital Advisors, Inc., Kern Schools Federal Credit Union, KeyBank, NA, Key Investment Services, LLC., KMS Financial Services, Inc., Kovack Securities, Inc., L.O. Thomas & Company, Lara, Shull & May, LTD, Larimer Capital Corporation, LaSalle Street Securities, Inc., Legacy Asset Securities, Inc., Legend Equities Corporation, Leigh Baldwin & Co., LLC, Liberty Group, LLC, Lincoln Financial Advisors Corp., Lincoln Financial Dist., Inc., Lincoln Financial Securities, Lincoln Investment Planning, Inc., Linsco / Private Ledger / Bank Div., LPL Financial Corporation, LPL Financial Services, M & T Bank, M & T Securities, Inc., Merrill Lynch, Inc., MetLife Securities, Inc., MidAmerica Financial Services, Inc., MidWest One Bank, Money Concepts Capital Corp., Morgan Keegan & Co., Inc., Morgan Keegan FID Division, Morgan Stanley Smith Barney, Multi-Financial Securities Corp., National Planning Corporation, National Securities Corp., Navy Federal Brokerage Services, Navy Federal Credit Union, Neidiger, Tucker, Bruner, Inc., New England Securities Corp., Newbridge Securities Corp., Next Financial Group, Inc., NFP Securities, Inc., Northern Trust, N.A., Northwestern Mutual Inv. Services, O.N. Equity Sales Co., OFG Financial Services, Inc., OneAmerica Securities, Inc., Oppenheimer & Co., Inc., Packerland Brokerage Services, Inc., Park Avenue Securities, LLC, Patelco Credit Union, Paulson Investment Company Inc., Penrod Financial Group, Peoples Securities, Inc., Peoples United Bank, Pershing, PlanMember Securities Corp., Prime Capital Services, Inc., PrimeVest Financial Services Inc., Princor Financial Service Corp., ProEquities, Inc., Prospera Financial Services, Pruco Securities Corp., Purshe Kaplan Sterling Investment, Putnam Investments, QA3 Financial Corp., Quest Capital Strategies, Inc., Questar Capital Corp., Raymond James Financial Services, Inc., Raymond James & Associates Inc., Raymond James FID Division, RBC Bank, RBC Capital Markets Corp., RBS Citizens, NA, Resource Horizons Group, LLC, Ridgeway & Conger, Inc., RiverStone Wealth Management, Inc., Robert W. Baird & Co., Inc., Royal Alliance Associates, Inc., Sagepoint Financial, Inc., Sammons Securities Company LLC, Sanders Morris Harris, Inc., Scott & Stringfellow, Inc., Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corporation, Signator Investors Inc., Signature Securities Group, SII Investments, Sloan Securities Corp., Sorrento Pacific Financial LLC, Southwest Securities, Inc., Sovereign Bank, Stephens, Inc., Sterne Agee & Leach, Inc., Stifel, Nicolaus & Co., Inc., Stockcross Financial Services, Inc., Summit Bank, Summit Brokerage Services Inc., Sunset Financial Services, Inc., SunTrust Investment Services, Inc., Symetra Investment Services, Inc., Synovus Securities, TD Ameritrade, Inc., TFS Securities, Inc., The Capital Group Securities, Inc., The Huntington Investment Co., The Leaders Group, Inc., Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., TrustCore Investments, Inc., Trustmont Financial Group, Inc., UBS Financial Services, Inc., UCB Investment Services, Inc., Union Bank & Trust, Union Bank of California, NA, UnionBanc Investment Services, United Brokerage Services, Inc., United Community Bank, United Planners Financial Services of America, US Bancorp FID, US Bancorp Investments, US Bank, NA, VALIC Financial Advisors, Inc., Valmark Securities, VanDerbilt Securities, LLC, VSR Financial Services, Inc., Waddell & Reed, Inc., Walnut Street Securities, Inc., Wayne Hummer Investments, LLC, Webster Bank, N.A., Wedbush Morgan Securities, Inc., Wells Fargo Adv. Financial Network LLC, Wells Fargo Advisors, LLC, Wells Fargo Advisors, LLC ISG, Wells Fargo Ins. Services Inv. Adv., WesBanco Securities, Inc., WFG Investments, Inc., William C. Burnside & Company, Woodbury Financial Services, Inc., World Equity Group, Inc. and WRP Investments, Inc.

4

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PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the later of the date of the inception of the Sub-Account or Separate Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, we use a hypothetical initial premium payment of $1,000.00 and deduct for the Total Annual Fund Operating Expenses, any Sales Charge, Separate Account Annual Expenses without any optional charge deductions and the Annual Maintenance Fee.

The formula we use to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the later of the date of inception of the underlying fund or Separate Account for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that non-standardized total return includes the impact of a minimum 1% sales charge, if applicable, and the Annual Maintenance Fee is not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

A Sub-Account may advertise non-standardized total returns for periods predating its inception as an investment option in this vari-able annuity. Such non-standardized total returns reflect the adjusted historical returns of the underlying Fund in which the Sub-Account invests, as adjusted for certain Separate Account annual expenses (Mortality and Expense Risk Charges and Administrative Fees), but excludes adjustments for optional riders or deductions for Annual Maintenance Fees, sales charges, premium taxes and federal/state taxes (including possible penalties). To the extent that a Sub-Account invests in a Feeder Fund (a Feeder Fund is a fund that invests all of its assets into a corresponding Master Fund), the Feeder Fund's performance for periods pre-dating the inception of the Feeder Fund and/or its inclusion within a Separate Account may include the performance of the Master Fund since the inception of the Master Fund, as adjusted for the Feeder Fund's operating expenses. In such case, the performance of a Feeder Fund will be lower than the corresponding Master Fund because of Feeder Fund operating expenses. Performance may include the effect of waiv-ers and reimbursements, in the absence of which performance may have been lower.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula we use to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. We take a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. We then subtract an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR." Once the base period return is calculated, we then multiply it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

-------------------------------------------------------------------------------

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation we use is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

6

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ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The tables below show all possible Accumulation Unit Values corresponding to all combinations of optional benefits. Tables showing only the highest and lowest possible Accumulation Unit Values are shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

CORE

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.435           $9.855           $9.048           $7.361          $10.403
  Accumulation Unit Value at end of
   period                                    $10.565           $9.435           $9.855           $9.048           $7.361
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    716              728              716              642              302
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.328           $9.772           $8.998           $7.343          $10.398
  Accumulation Unit Value at end of
   period                                    $10.413           $9.328           $9.772           $8.998           $7.343
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    169              145              154              144               90
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.256           $9.717           $8.965           $7.331          $10.395
  Accumulation Unit Value at end of
   period                                    $10.313           $9.256           $9.717           $8.965           $7.331
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     87               76               91               94               65
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.168           $9.648           $8.924           $7.316                -
  Accumulation Unit Value at end of
   period                                    $10.189           $9.168           $9.648           $8.924                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    131              131              123               98                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.151           $9.635           $8.916           $7.313          $10.390
  Accumulation Unit Value at end of
   period                                    $10.164           $9.151           $9.635           $8.916           $7.313
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.047          $13.772          $12.777          $10.505                -
  Accumulation Unit Value at end of
   period                                    $14.456          $13.047          $13.772          $12.777                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                9                9                4                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.916           $8.341           $7.500           $5.454          $10.464
  Accumulation Unit Value at end of
   period                                     $7.870           $6.916           $8.341           $7.500           $5.454
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    341              366              374              387              344
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $6.837           $8.270           $7.459           $5.441          $10.459
  Accumulation Unit Value at end of
   period                                     $7.757           $6.837           $8.270           $7.459           $5.441
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     50               52               53               55               46
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.784           $8.224           $7.432           $5.432          $10.455
  Accumulation Unit Value at end of
   period                                     $7.682           $6.784           $8.224           $7.432           $5.432
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               26               34               44               33
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.720           $8.166           $7.398           $5.420                -
  Accumulation Unit Value at end of
   period                                     $7.590           $6.720           $8.166           $7.398                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     26               17               24               31                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.707           $8.154           $7.391           $5.418          $10.450
  Accumulation Unit Value at end of
   period                                     $7.572           $6.707           $8.154           $7.391           $5.418
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               15               13               13               12

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                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.184          $16.069          $14.602          $10.731                -
  Accumulation Unit Value at end of
   period                                    $14.848          $13.184          $16.069          $14.602                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                6                6                3                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $5.592           $7.028           $6.823           $5.142          $10.788
  Accumulation Unit Value at end of
   period                                     $6.306           $5.592           $7.028           $6.823           $5.142
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,015            2,050            1,891            1,792              960
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $5.528           $6.969           $6.786           $5.129          $10.783
  Accumulation Unit Value at end of
   period                                     $6.215           $5.528           $6.969           $6.786           $5.129
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    242              245              228              218              122
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.486           $6.929           $6.761           $5.121          $10.779
  Accumulation Unit Value at end of
   period                                     $6.156           $5.486           $6.929           $6.761           $5.121
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    248              259              249              253              173
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.433           $6.880           $6.730           $5.110                -
  Accumulation Unit Value at end of
   period                                     $6.082           $5.433           $6.880           $6.730                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    128              134              118              103                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.423           $6.871           $6.724           $5.108          $10.774
  Accumulation Unit Value at end of
   period                                     $6.067           $5.423           $6.871           $6.724           $5.108
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               24               24               28               16
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.179          $14.199          $13.931          $10.610                -
  Accumulation Unit Value at end of
   period                                    $12.476          $11.179          $14.199          $13.931                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               11               10                9                -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.645          $11.796           $9.436           $6.697          $10.797
  Accumulation Unit Value at end of
   period                                    $12.455          $10.645          $11.796           $9.436           $6.697
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    284              284              274              195              137
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.523          $11.696           $9.384           $6.680          $10.792
  Accumulation Unit Value at end of
   period                                    $12.275          $10.523          $11.696           $9.384           $6.680
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     46               49               63               28               45
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.443          $11.630           $9.350           $6.669          $10.788
  Accumulation Unit Value at end of
   period                                    $12.157          $10.443          $11.630           $9.350           $6.669
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     30               30               79               25               23
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.344          $11.548           $9.307           $6.656                -
  Accumulation Unit Value at end of
   period                                    $12.011          $10.344          $11.548           $9.307                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     29               32              105               18                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.324          $11.532           $9.298           $6.653          $10.783
  Accumulation Unit Value at end of
   period                                    $11.983          $10.324          $11.532           $9.298           $6.653
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                2                3                3                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.818          $18.833          $15.223          $10.919                -
  Accumulation Unit Value at end of
   period                                    $19.471          $16.818          $18.833          $15.223                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                3                -                -

8

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                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.017           $8.437           $7.667           $6.414          $10.567
  Accumulation Unit Value at end of
   period                                     $9.148           $8.017           $8.437           $7.667           $6.414
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     29               27               28               23               15
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.926           $8.366           $7.625           $6.398          $10.562
  Accumulation Unit Value at end of
   period                                     $9.017           $7.926           $8.366           $7.625           $6.398
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                6                5                5                6
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.865           $8.318           $7.598           $6.388          $10.559
  Accumulation Unit Value at end of
   period                                     $8.930           $7.865           $8.318           $7.598           $6.388
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               10               11               11               10
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.790           $8.260           $7.563           $6.375                -
  Accumulation Unit Value at end of
   period                                     $8.823           $7.790           $8.260           $7.563                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                9                3                4                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.775           $8.248           $7.556           $6.372          $10.553
  Accumulation Unit Value at end of
   period                                     $8.802           $7.775           $8.248           $7.556           $6.372
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.618          $13.418          $12.323          $10.418                -
  Accumulation Unit Value at end of
   period                                    $14.247          $12.618          $13.418          $12.323                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
AMERICAN FUNDS ASSET ALLOCATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.777           $9.801           $8.850           $7.251          $10.073
  Accumulation Unit Value at end of
   period                                    $11.182           $9.777           $9.801           $8.850           $7.251
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    990            1,014            1,000            1,132              683
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.670           $9.723           $8.806           $7.236          $10.072
  Accumulation Unit Value at end of
   period                                    $11.027           $9.670           $9.723           $8.806           $7.236
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    206              197              196              204              147
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.600           $9.671           $8.777           $7.227          $10.072
  Accumulation Unit Value at end of
   period                                    $10.924           $9.600           $9.671           $8.777           $7.227
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    197              253              249              282              216
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.512           $9.607           $8.740           $7.215                -
  Accumulation Unit Value at end of
   period                                    $10.797           $9.512           $9.607           $8.740                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    120              135              139               91                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.495           $9.594           $8.733           $7.212          $10.072
  Accumulation Unit Value at end of
   period                                    $10.772           $9.495           $9.594           $8.733           $7.212
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               18               22               20               12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.436          $13.610          $12.420          $10.283                -
  Accumulation Unit Value at end of
   period                                    $15.205          $13.436          $13.610          $12.420                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               17               23               21                -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.074           $9.298           $8.408           $6.680          $10.221
  Accumulation Unit Value at end of
   period                                    $10.174           $9.074           $9.298           $8.408           $6.680
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    585              595              669              760              436

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.974           $9.224           $8.366           $6.666          $10.221
  Accumulation Unit Value at end of
   period                                    $10.032           $8.974           $9.224           $8.366           $6.666
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    284              264              233              201               52
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.909           $9.175           $8.338           $6.657          $10.220
  Accumulation Unit Value at end of
   period                                     $9.939           $8.909           $9.175           $8.338           $6.657
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    130              116              139              174              149
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.827           $9.114           $8.303           $6.646                -
  Accumulation Unit Value at end of
   period                                     $9.824           $8.827           $9.114           $8.303                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    180              111              109               70                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.811           $9.102           $8.296           $6.644          $10.220
  Accumulation Unit Value at end of
   period                                     $9.801           $8.811           $9.102           $8.296           $6.644
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               33               35               37               30
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.640          $14.126          $12.908          $10.363                -
  Accumulation Unit Value at end of
   period                                    $15.134          $13.640          $14.126          $12.908                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     49               55               58               33                -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.815          $10.346           $9.869           $8.904          $10.017
  Accumulation Unit Value at end of
   period                                    $11.216          $10.815          $10.346           $9.869           $8.904
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,489            4,591            5,045            4,620            1,830
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.696          $10.264           $9.820           $8.886          $10.017
  Accumulation Unit Value at end of
   period                                    $11.060          $10.696          $10.264           $9.820           $8.886
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    720              757              808              820              325
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.618          $10.209           $9.787           $8.874          $10.017
  Accumulation Unit Value at end of
   period                                    $10.957          $10.618          $10.209           $9.787           $8.874
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    460              448              523              601              353
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.521          $10.141           $9.747           $8.860                -
  Accumulation Unit Value at end of
   period                                    $10.830          $10.521          $10.141           $9.747                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    515              356              374              270                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.502          $10.128           $9.738           $8.857          $10.017
  Accumulation Unit Value at end of
   period                                    $10.805          $10.502          $10.128           $9.738           $8.857
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     52               66               59               64               41
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.180          $11.775          $11.351          $10.349                -
  Accumulation Unit Value at end of
   period                                    $12.500          $12.180          $11.775          $11.351                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     62               68               66               48                -
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.256          $10.930          $10.556           $9.767           $9.982
  Accumulation Unit Value at end of
   period                                    $11.765          $11.256          $10.930          $10.556           $9.767
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    928              976              885              941              586
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.133          $10.843          $10.503           $9.748           $9.982
  Accumulation Unit Value at end of
   period                                    $11.601          $11.133          $10.843          $10.503           $9.748
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    165              175              158              122               45

10

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.051          $10.785          $10.468           $9.735           $9.982
  Accumulation Unit Value at end of
   period                                    $11.493          $11.051          $10.785          $10.468           $9.735
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    167              195              186              195              173
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.950          $10.713          $10.424           $9.718                -
  Accumulation Unit Value at end of
   period                                    $11.360          $10.950          $10.713          $10.424                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     92               90               99               60                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.930          $10.699          $10.416           $9.715           $9.982
  Accumulation Unit Value at end of
   period                                    $11.333          $10.930          $10.699          $10.416           $9.715
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               25               27               28               19
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.921          $11.698          $11.417          $10.676                -
  Accumulation Unit Value at end of
   period                                    $12.330          $11.921          $11.698          $11.417                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     33               35               34               17                -
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.517           $9.096           $8.268           $6.007          $10.078
  Accumulation Unit Value at end of
   period                                     $9.866           $8.517           $9.096           $8.268           $6.007
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,594            1,744            1,886            2,128            1,513
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.423           $9.024           $8.226           $5.994          $10.078
  Accumulation Unit Value at end of
   period                                     $9.728           $8.423           $9.024           $8.226           $5.994
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    457              506              545              584              325
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.362           $8.976           $8.199           $5.986          $10.078
  Accumulation Unit Value at end of
   period                                     $9.638           $8.362           $8.976           $8.199           $5.986
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    327              383              436              488              395
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.285           $8.916           $8.165           $5.976                -
  Accumulation Unit Value at end of
   period                                     $9.526           $8.285           $8.916           $8.165                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    181              171              179              173                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.270           $8.904           $8.158           $5.974          $10.078
  Accumulation Unit Value at end of
   period                                     $9.504           $8.270           $8.904           $8.158           $5.974
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     64               75               77               83               63
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.492          $15.641          $14.366          $10.548                -
  Accumulation Unit Value at end of
   period                                    $16.612          $14.492          $15.641          $14.366                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     32               35               37               24                -
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.775           $9.784           $8.893           $6.351          $10.058
  Accumulation Unit Value at end of
   period                                    $10.589           $8.775           $9.784           $8.893           $6.351
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    613              648              669              691              505
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.679           $9.706           $8.848           $6.338          $10.058
  Accumulation Unit Value at end of
   period                                    $10.442           $8.679           $9.706           $8.848           $6.338
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    181              200              199              174              111
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.615           $9.654           $8.819           $6.330          $10.057
  Accumulation Unit Value at end of
   period                                    $10.345           $8.615           $9.654           $8.819           $6.330
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     76               94              128              136              121

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.537           $9.590           $8.782           $6.319                -
  Accumulation Unit Value at end of
   period                                    $10.225           $8.537           $9.590           $8.782                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     76               98              114               92                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.521           $9.577           $8.774           $6.317          $10.057
  Accumulation Unit Value at end of
   period                                    $10.201           $8.521           $9.577           $8.774           $6.317
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     36               42               43               47               42
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.221          $16.024          $14.718          $10.622                -
  Accumulation Unit Value at end of
   period                                    $16.983          $14.221          $16.024          $14.718                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     30               30               32               17                -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.699           $9.673           $8.024           $5.054          $10.088
  Accumulation Unit Value at end of
   period                                     $8.960           $7.699           $9.673           $8.024           $5.054
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,583            1,745            1,840            1,874              997
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.615           $9.596           $7.984           $5.043          $10.088
  Accumulation Unit Value at end of
   period                                     $8.836           $7.615           $9.596           $7.984           $5.043
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    324              346              355              373              146
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.559           $9.544           $7.957           $5.037          $10.088
  Accumulation Unit Value at end of
   period                                     $8.754           $7.559           $9.544           $7.957           $5.037
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    186              225              256              270              205
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.490           $9.481           $7.924           $5.028                -
  Accumulation Unit Value at end of
   period                                     $8.652           $7.490           $9.481           $7.924                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    164              207              246              223                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.476           $9.468           $7.917           $5.027          $10.088
  Accumulation Unit Value at end of
   period                                     $8.632           $7.476           $9.468           $7.917           $5.027
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     32               38               40               48               37
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.641          $19.859          $16.647          $10.596                -
  Accumulation Unit Value at end of
   period                                    $18.014          $15.641          $19.859          $16.647                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     29               33               30               19                -
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.821           $9.360           $8.007           $5.832          $10.075
  Accumulation Unit Value at end of
   period                                    $10.241           $8.821           $9.360           $8.007           $5.832
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,049            8,837            9,568            9,213            4,989
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.724           $9.285           $7.967           $5.821          $10.075
  Accumulation Unit Value at end of
   period                                    $10.099           $8.724           $9.285           $7.967           $5.821
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,485            1,665            1,702            1,682              705
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.661           $9.236           $7.941           $5.813          $10.075
  Accumulation Unit Value at end of
   period                                    $10.005           $8.661           $9.236           $7.941           $5.813
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    994            1,169            1,366            1,521            1,177
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.581           $9.174           $7.907           $5.803                -
  Accumulation Unit Value at end of
   period                                     $9.889           $8.581           $9.174           $7.907                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    740              837              850              686                -

12

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.566           $9.162           $7.901           $5.801          $10.074
  Accumulation Unit Value at end of
   period                                     $9.866           $8.566           $9.162           $7.901           $5.801
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    107              129              142              164              108
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.138          $16.233          $14.033          $10.329                -
  Accumulation Unit Value at end of
   period                                    $17.392          $15.138          $16.233          $14.033                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     86               99              101               82                -
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.838           $9.143           $8.332           $6.447          $10.187
  Accumulation Unit Value at end of
   period                                    $10.226           $8.838           $9.143           $8.332           $6.447
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,165            4,705            5,195            5,146            2,762
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.741           $9.070           $8.290           $6.434          $10.187
  Accumulation Unit Value at end of
   period                                    $10.084           $8.741           $9.070           $8.290           $6.434
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    894              894              924              947              346
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.677           $9.021           $8.263           $6.426          $10.187
  Accumulation Unit Value at end of
   period                                     $9.990           $8.677           $9.021           $8.263           $6.426
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    462              539              605              688              550
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.598           $8.961           $8.228           $6.415                -
  Accumulation Unit Value at end of
   period                                     $9.874           $8.598           $8.961           $8.228                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    416              400              420              351                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.582           $8.949           $8.221           $6.413          $10.187
  Accumulation Unit Value at end of
   period                                     $9.851           $8.582           $8.949           $8.221           $6.413
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     59               76               84               91               64
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.648          $14.268          $13.140          $10.275                -
  Accumulation Unit Value at end of
   period                                    $15.627          $13.648          $14.268          $13.140                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     80               88               89               58                -
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.615           $8.990           $8.514           $6.039          $10.059
  Accumulation Unit Value at end of
   period                                     $8.842           $7.615           $8.990           $8.514           $6.039
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,157            7,622            7,366            6,677            3,633
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.531           $8.918           $8.471           $6.027          $10.059
  Accumulation Unit Value at end of
   period                                     $8.719           $7.531           $8.918           $8.471           $6.027
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,145            1,328            1,260              972              477
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.476           $8.871           $8.443           $6.019          $10.059
  Accumulation Unit Value at end of
   period                                     $8.638           $7.476           $8.871           $8.443           $6.019
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    632              722              706              750              616
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.408           $8.812           $8.408           $6.009                -
  Accumulation Unit Value at end of
   period                                     $8.538           $7.408           $8.812           $8.408                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    464              500              517              350                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.394           $8.800           $8.401           $6.007          $10.059
  Accumulation Unit Value at end of
   period                                     $8.518           $7.394           $8.800           $8.401           $6.007
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     83               98              101              109               85

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.142          $15.679          $15.005          $10.756                -
  Accumulation Unit Value at end of
   period                                    $15.100          $13.142          $15.679          $15.005                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     60               68               63               40                -
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.622          $10.179           $8.769           $5.953          $10.052
  Accumulation Unit Value at end of
   period                                    $10.002           $8.622          $10.179           $8.769           $5.953
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,129            1,184            1,358            1,334              809
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.527          $10.098           $8.725           $5.941          $10.052
  Accumulation Unit Value at end of
   period                                     $9.863           $8.527          $10.098           $8.725           $5.941
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    267              265              265              274              126
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.465          $10.044           $8.696           $5.933          $10.052
  Accumulation Unit Value at end of
   period                                     $9.771           $8.465          $10.044           $8.696           $5.933
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    209              245              269              251              209
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.387           $9.977           $8.659           $5.923                -
  Accumulation Unit Value at end of
   period                                     $9.658           $8.387           $9.977           $8.659                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    202              209              240              177                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.372           $9.964           $8.652           $5.921          $10.052
  Accumulation Unit Value at end of
   period                                     $9.635           $8.372           $9.964           $8.652           $5.921
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     28               36               37               39               38
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.717          $17.559          $15.286          $10.487                -
  Accumulation Unit Value at end of
   period                                    $16.896          $14.717          $17.559          $15.286                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     34               36               36               22                -
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.429           $9.821           $8.505           $6.357          $10.615
  Accumulation Unit Value at end of
   period                                    $10.815           $9.429           $9.821           $8.505           $6.357
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,410            2,552            2,665            2,759            1,843
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.321           $9.738           $8.458           $6.341          $10.610
  Accumulation Unit Value at end of
   period                                    $10.659           $9.321           $9.738           $8.458           $6.341
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    317              298              312              302              180
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.250           $9.683           $8.427           $6.331          $10.606
  Accumulation Unit Value at end of
   period                                    $10.557           $9.250           $9.683           $8.427           $6.331
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    433              505              574              630              524
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.162           $9.615           $8.389           $6.318                -
  Accumulation Unit Value at end of
   period                                    $10.430           $9.162           $9.615           $8.389                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    183              164              217              184                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.144           $9.601           $8.381           $6.315          $10.601
  Accumulation Unit Value at end of
   period                                    $10.405           $9.144           $9.601           $8.381           $6.315
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     29               36               41               37               35
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.682          $15.454          $13.524          $10.215                -
  Accumulation Unit Value at end of
   period                                    $16.664          $14.682          $15.454          $13.524                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23               25               22               15                -

14

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.609          $10.007           $8.588           $6.404          $10.300
  Accumulation Unit Value at end of
   period                                    $11.601           $9.609          $10.007           $8.588           $6.404
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     82               38               29               18               12
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.499           $9.922           $8.541           $6.388          $10.294
  Accumulation Unit Value at end of
   period                                    $11.434           $9.499           $9.922           $8.541           $6.388
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                2                2                -                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.426           $9.866           $8.510           $6.377          $10.291
  Accumulation Unit Value at end of
   period                                    $11.324           $9.426           $9.866           $8.510           $6.377
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5               57               56               16                3
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.336           $9.796           $8.471           $6.364                -
  Accumulation Unit Value at end of
   period                                    $11.188           $9.336           $9.796           $8.471                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               13               19                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.319           $9.782           $8.463           $6.361          $10.286
  Accumulation Unit Value at end of
   period                                    $11.161           $9.319           $9.782           $8.463           $6.361
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.344          $16.148          $14.005          $10.554                -
  Accumulation Unit Value at end of
   period                                    $18.332          $15.344          $16.148          $14.005                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -                -                -
FIDELITY VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.946           $9.061           $7.407           $5.861          $10.336
  Accumulation Unit Value at end of
   period                                    $10.107           $8.946           $9.061           $7.407           $5.861
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    133              114               86              100               49
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.843           $8.984           $7.367           $5.847          $10.330
  Accumulation Unit Value at end of
   period                                     $9.961           $8.843           $8.984           $7.367           $5.847
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     26               35               11                9                6
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.776           $8.933           $7.340           $5.837          $10.327
  Accumulation Unit Value at end of
   period                                     $9.865           $8.776           $8.933           $7.340           $5.837
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                7               38               12               11
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.692           $8.870           $7.306           $5.825                -
  Accumulation Unit Value at end of
   period                                     $9.747           $8.692           $8.870           $7.306                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     40               50               32               33                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.675           $8.858           $7.299           $5.822          $10.322
  Accumulation Unit Value at end of
   period                                     $9.723           $8.675           $8.858           $7.299           $5.822
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.900          $15.252          $12.600          $10.075                -
  Accumulation Unit Value at end of
   period                                    $16.658          $14.900          $15.252          $12.600                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.935          $11.285           $8.887           $6.439          $10.258
  Accumulation Unit Value at end of
   period                                    $11.240           $9.935          $11.285           $8.887           $6.439
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,056            2,238            2,292            2,241            1,189

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.821          $11.189           $8.838           $6.423          $10.253
  Accumulation Unit Value at end of
   period                                    $11.078           $9.821          $11.189           $8.838           $6.423
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    408              414              381              345              114
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.746          $11.126           $8.806           $6.412          $10.249
  Accumulation Unit Value at end of
   period                                    $10.972           $9.746          $11.126           $8.806           $6.412
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    244              279              304              361              319
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.653          $11.047           $8.766           $6.399                -
  Accumulation Unit Value at end of
   period                                    $10.840           $9.653          $11.047           $8.766                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    187              218              267              244                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.635          $11.032           $8.758           $6.396          $10.244
  Accumulation Unit Value at end of
   period                                    $10.814           $9.635          $11.032           $8.758           $6.396
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20               22               21               39               15
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.694          $18.015          $14.337          $10.498                -
  Accumulation Unit Value at end of
   period                                    $17.571          $15.694          $18.015          $14.337                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19               23               21               15                -
FIDELITY VIP VALUE STRATEGIES PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.306          $10.360           $8.303           $5.350          $10.464
  Accumulation Unit Value at end of
   period                                    $11.678           $9.306          $10.360           $8.303           $5.350
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     65               63               92               88               28
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.200          $10.272           $8.257           $5.337          $10.458
  Accumulation Unit Value at end of
   period                                    $11.510           $9.200          $10.272           $8.257           $5.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                3                8               28               23
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.129          $10.214           $8.227           $5.328          $10.455
  Accumulation Unit Value at end of
   period                                    $11.399           $9.129          $10.214           $8.227           $5.328
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     26               28               52               38               16
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.042          $10.142           $8.189           $5.316                -
  Accumulation Unit Value at end of
   period                                    $11.262           $9.042          $10.142           $8.189                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     55               60               76              106                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.025          $10.127           $8.182           $5.314          $10.450
  Accumulation Unit Value at end of
   period                                    $11.235           $9.025          $10.127           $8.182           $5.314
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $18.107          $20.370          $16.498          $10.743                -
  Accumulation Unit Value at end of
   period                                    $22.485          $18.107          $20.370          $16.498                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.237          $10.901           $9.508           $7.256          $10.895
  Accumulation Unit Value at end of
   period                                    $11.044          $10.237          $10.901           $9.508           $7.256
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    161              168              171              164               95
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.120          $10.808           $9.456           $7.238          $10.889
  Accumulation Unit Value at end of
   period                                    $10.885          $10.120          $10.808           $9.456           $7.238
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               11               11               14                5

16

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.042          $10.747           $9.421           $7.226          $10.886
  Accumulation Unit Value at end of
   period                                    $10.780          $10.042          $10.747           $9.421           $7.226
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13               15               13               12                6
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.946          $10.671           $9.378           $7.210                -
  Accumulation Unit Value at end of
   period                                    $10.650           $9.946          $10.671           $9.378                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                8               10                5                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.927          $10.656           $9.370           $7.207          $10.880
  Accumulation Unit Value at end of
   period                                    $10.625           $9.927          $10.656           $9.370           $7.207
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.724          $14.769          $13.018          $10.039                -
  Accumulation Unit Value at end of
   period                                    $14.652          $13.724          $14.769          $13.018                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                -                -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.901          $10.792           $9.710           $7.263          $10.510
  Accumulation Unit Value at end of
   period                                    $12.118          $10.901          $10.792           $9.710           $7.263
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,439            7,085            7,339            7,413            4,125
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.777          $10.700           $9.656           $7.245          $10.505
  Accumulation Unit Value at end of
   period                                    $11.944          $10.777          $10.700           $9.656           $7.245
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    896              972            1,005            1,011              642
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.694          $10.640           $9.621           $7.232          $10.501
  Accumulation Unit Value at end of
   period                                    $11.829          $10.694          $10.640           $9.621           $7.232
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    678              782              854              958              725
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.592          $10.565           $9.577           $7.217                -
  Accumulation Unit Value at end of
   period                                    $11.687          $10.592          $10.565           $9.577                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    316              327              337              248                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.572          $10.550           $9.568           $7.214          $10.496
  Accumulation Unit Value at end of
   period                                    $11.658          $10.572          $10.550           $9.568           $7.214
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    110              121              154              164              107
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.550          $15.557          $14.144          $10.691                -
  Accumulation Unit Value at end of
   period                                    $17.106          $15.550          $15.557          $14.144                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     45               44               47               30                -
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.736          $11.309           $8.936           $7.012          $10.781
  Accumulation Unit Value at end of
   period                                    $12.539          $10.736          $11.309           $8.936           $7.012
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    694              789              841              858              390
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.613          $11.213           $8.887           $6.994          $10.776
  Accumulation Unit Value at end of
   period                                    $12.359          $10.613          $11.213           $8.887           $6.994
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     96              116              123              107              102
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.532          $11.149           $8.854           $6.983          $10.772
  Accumulation Unit Value at end of
   period                                    $12.240          $10.532          $11.149           $8.854           $6.983
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    107              124              216              178              159

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.431          $11.071           $8.814           $6.968                -
  Accumulation Unit Value at end of
   period                                    $12.092          $10.431          $11.071           $8.814                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     73              105              156               75                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.411          $11.055           $8.806           $6.965          $10.766
  Accumulation Unit Value at end of
   period                                    $12.063          $10.411          $11.055           $8.806           $6.965
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                4                5                8                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.760          $16.777          $13.397          $10.623                -
  Accumulation Unit Value at end of
   period                                    $18.215          $15.760          $16.777          $13.397                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                4                4                4                -
FRANKLIN SMALL-MID CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.810          $11.518           $9.147           $6.458          $10.710
  Accumulation Unit Value at end of
   period                                    $11.828          $10.810          $11.518           $9.147           $6.458
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    217              223              293              245              126
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.687          $11.420           $9.097           $6.442          $10.705
  Accumulation Unit Value at end of
   period                                    $11.657          $10.687          $11.420           $9.097           $6.442
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     29               33               46               59               29
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.605          $11.356           $9.064           $6.431          $10.701
  Accumulation Unit Value at end of
   period                                    $11.545          $10.605          $11.356           $9.064           $6.431
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     37               43               32               38               17
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.504          $11.275           $9.022           $6.417                -
  Accumulation Unit Value at end of
   period                                    $11.406          $10.504          $11.275           $9.022                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               22               50               55                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.484          $11.259           $9.014           $6.415          $10.696
  Accumulation Unit Value at end of
   period                                    $11.379          $10.484          $11.259           $9.014           $6.415
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                6                6                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.307          $17.558          $14.091          $10.053                -
  Accumulation Unit Value at end of
   period                                    $17.655          $16.307          $17.558          $14.091                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                -                -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.004          $11.863          $10.834           $8.740          $10.189
  Accumulation Unit Value at end of
   period                                    $13.357          $12.004          $11.863          $10.834           $8.740
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,560            3,670            3,787            3,559            1,600
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.867          $11.763          $10.774           $8.718          $10.184
  Accumulation Unit Value at end of
   period                                    $13.164          $11.867          $11.763          $10.774           $8.718
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    450              457              489              427              196
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.776          $11.696          $10.735           $8.703          $10.180
  Accumulation Unit Value at end of
   period                                    $13.038          $11.776          $11.696          $10.735           $8.703
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    443              475              488              500              324
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.664          $11.613          $10.686           $8.685                -
  Accumulation Unit Value at end of
   period                                    $12.881          $11.664          $11.613          $10.686                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    272              290              315              246                -

18

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.641          $11.597          $10.676           $8.681          $10.175
  Accumulation Unit Value at end of
   period                                    $12.850          $11.641          $11.597          $10.676           $8.681
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     54               54               38               50               32
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.969          $13.951          $12.875          $10.495                -
  Accumulation Unit Value at end of
   period                                    $15.381          $13.969          $13.951          $12.875                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     33               38               40               34                -
HARTFORD BALANCED HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.353          $10.292           $9.293           $7.223          $10.420
  Accumulation Unit Value at end of
   period                                    $11.453          $10.353          $10.292           $9.293           $7.223
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    379              364              308              285               97
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.234          $10.205           $9.242           $7.205          $10.415
  Accumulation Unit Value at end of
   period                                    $11.288          $10.234          $10.205           $9.242           $7.205
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     57               70               63               31                4
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.156          $10.147           $9.208           $7.192          $10.411
  Accumulation Unit Value at end of
   period                                    $11.179          $10.156          $10.147           $9.208           $7.192
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     55              118               45               50               36
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.059          $10.075           $9.166           $7.177                -
  Accumulation Unit Value at end of
   period                                    $11.045          $10.059          $10.075           $9.166                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     32               34               42               19                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.040          $10.061           $9.158           $7.174          $10.406
  Accumulation Unit Value at end of
   period                                    $11.018          $10.040          $10.061           $9.158           $7.174
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                5                5                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.388          $14.454          $13.190          $10.359                -
  Accumulation Unit Value at end of
   period                                    $15.751          $14.388          $14.454          $13.190                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                1                1                -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.460           $9.670           $8.405           $5.842          $10.587
  Accumulation Unit Value at end of
   period                                     $9.888           $8.460           $9.670           $8.405           $5.842
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23,921           26,223           27,070           25,133           13,782
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.364           $9.588           $8.358           $5.828          $10.582
  Accumulation Unit Value at end of
   period                                     $9.745           $8.364           $9.588           $8.358           $5.828
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,423            3,925            3,965            3,665            1,549
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.300           $9.534           $8.328           $5.818          $10.578
  Accumulation Unit Value at end of
   period                                     $9.651           $8.300           $9.534           $8.328           $5.818
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,994            2,273            2,493            2,873            1,970
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.220           $9.466           $8.289           $5.806                -
  Accumulation Unit Value at end of
   period                                     $9.535           $8.220           $9.466           $8.289                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,850            2,009            2,114            1,702                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.204           $9.453           $8.282           $5.803          $10.573
  Accumulation Unit Value at end of
   period                                     $9.512           $8.204           $9.453           $8.282           $5.803
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    211              235              235              233              166

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.653          $16.925          $14.865          $10.442                -
  Accumulation Unit Value at end of
   period                                    $16.946          $14.653          $16.925          $14.865                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    126              140              159              112                -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.546           $9.556           $8.485           $6.838          $10.256
  Accumulation Unit Value at end of
   period                                    $11.089           $9.546           $9.556           $8.485           $6.838
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,987            3,350            3,645            3,109            1,247
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.437           $9.475           $8.438           $6.821          $10.250
  Accumulation Unit Value at end of
   period                                    $10.929           $9.437           $9.475           $8.438           $6.821
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    395              465              495              392              170
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.365           $9.422           $8.407           $6.809          $10.247
  Accumulation Unit Value at end of
   period                                    $10.824           $9.365           $9.422           $8.407           $6.809
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    295              348              404              424              268
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.276           $9.355           $8.369           $6.795                -
  Accumulation Unit Value at end of
   period                                    $10.694           $9.276           $9.355           $8.369                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    219              241              266              203                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.258           $9.342           $8.361           $6.792          $10.242
  Accumulation Unit Value at end of
   period                                    $10.668           $9.258           $9.342           $8.361           $6.792
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     33               43               47               64               39
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.104          $14.268          $12.802          $10.426                -
  Accumulation Unit Value at end of
   period                                    $16.212          $14.104          $14.268          $12.802                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               29               32               27                -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.862           $9.857           $8.816           $7.160          $10.490
  Accumulation Unit Value at end of
   period                                    $11.064           $9.862           $9.857           $8.816           $7.160
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15,196           16,854           18,043           16,073            7,687
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.749           $9.773           $8.768           $7.142          $10.485
  Accumulation Unit Value at end of
   period                                    $10.904           $9.749           $9.773           $8.768           $7.142
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,957            2,176            2,305            2,130              779
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.675           $9.718           $8.736           $7.130          $10.481
  Accumulation Unit Value at end of
   period                                    $10.799           $9.675           $9.718           $8.736           $7.130
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,185            1,320            1,476            1,601            1,010
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.582           $9.649           $8.695           $7.115                -
  Accumulation Unit Value at end of
   period                                    $10.670           $9.582           $9.649           $8.695                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,133            1,200            1,309              868                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.564           $9.635           $8.687           $7.112          $10.476
  Accumulation Unit Value at end of
   period                                    $10.644           $9.564           $9.635           $8.687           $7.112
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     88               86               89               85               46
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.803          $13.940          $12.600          $10.342                -
  Accumulation Unit Value at end of
   period                                    $15.323          $13.803          $13.940          $12.600                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     69               73               78               39                -

20

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.928           $8.146           $7.220           $5.389          $10.515
  Accumulation Unit Value at end of
   period                                     $8.443           $6.928           $8.146           $7.220           $5.389
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     50               55               56               78               34
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $6.848           $8.077           $7.180           $5.376          $10.510
  Accumulation Unit Value at end of
   period                                     $8.321           $6.848           $8.077           $7.180           $5.376
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3               28               28                4                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.796           $8.031           $7.153           $5.367          $10.506
  Accumulation Unit Value at end of
   period                                     $8.241           $6.796           $8.031           $7.153           $5.367
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                3                4                5                4
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.731           $7.974           $7.121           $5.356                -
  Accumulation Unit Value at end of
   period                                     $8.142           $6.731           $7.974           $7.121                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                5                5                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.718           $7.963           $7.114           $5.353          $10.501
  Accumulation Unit Value at end of
   period                                     $8.122           $6.718           $7.963           $7.114           $5.353
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.125          $15.596          $13.968          $10.538                -
  Accumulation Unit Value at end of
   period                                    $15.829          $13.125          $15.596          $13.968                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.887           $9.920           $8.658           $6.168          $10.484
  Accumulation Unit Value at end of
   period                                    $10.391           $8.887           $9.920           $8.658           $6.168
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19               17               13                4                3
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.785           $9.835           $8.610           $6.153          $10.479
  Accumulation Unit Value at end of
   period                                    $10.241           $8.785           $9.835           $8.610           $6.153
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                2                2                2                2
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.718           $9.780           $8.579           $6.143          $10.475
  Accumulation Unit Value at end of
   period                                    $10.142           $8.718           $9.780           $8.579           $6.143
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                5                3                3                2
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.635           $9.711           $8.539           $6.130                -
  Accumulation Unit Value at end of
   period                                    $10.020           $8.635           $9.711           $8.539                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                4                4                2                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.618           $9.697           $8.531           $6.127          $10.470
  Accumulation Unit Value at end of
   period                                     $9.996           $8.618           $9.697           $8.531           $6.127
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2                2                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.629          $16.502          $14.555          $10.479                -
  Accumulation Unit Value at end of
   period                                    $16.926          $14.629          $16.502          $14.555                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                1                -                -                -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.255          $10.293           $8.731           $6.586          $10.650
  Accumulation Unit Value at end of
   period                                    $10.823           $9.255          $10.293           $8.731           $6.586
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    136              186              150              103               65

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.149          $10.206           $8.683           $6.569          $10.645
  Accumulation Unit Value at end of
   period                                    $10.668           $9.149          $10.206           $8.683           $6.569
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               80               70               14                5
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.079          $10.148           $8.651           $6.558          $10.641
  Accumulation Unit Value at end of
   period                                    $10.565           $9.079          $10.148           $8.651           $6.558
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               17               11                8                5
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.992          $10.076           $8.611           $6.544                -
  Accumulation Unit Value at end of
   period                                    $10.438           $8.992          $10.076           $8.611                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     36               56               48               14                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.975          $10.062           $8.604           $6.542          $10.636
  Accumulation Unit Value at end of
   period                                    $10.413           $8.975          $10.062           $8.604           $6.542
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.167          $15.922          $13.648          $10.403                -
  Accumulation Unit Value at end of
   period                                    $16.394          $14.167          $15.922          $13.648                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1                1                1                -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.098           $8.998           $7.750           $6.055          $10.186
  Accumulation Unit Value at end of
   period                                    $10.145           $8.098           $8.998           $7.750           $6.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,841            5,711            6,185            5,783            2,600
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.005           $8.922           $7.707           $6.040          $10.180
  Accumulation Unit Value at end of
   period                                     $9.999           $8.005           $8.922           $7.707           $6.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    747              890              934              764              390
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.944           $8.871           $7.679           $6.029          $10.177
  Accumulation Unit Value at end of
   period                                     $9.903           $7.944           $8.871           $7.679           $6.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    471              609              682              745              581
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.868           $8.809           $7.644           $6.017                -
  Accumulation Unit Value at end of
   period                                     $9.784           $7.868           $8.809           $7.644                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    278              327              355              279                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.853           $8.796           $7.637           $6.014          $10.172
  Accumulation Unit Value at end of
   period                                     $9.760           $7.853           $8.796           $7.637           $6.014
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     83               94              102              107               75
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.665          $15.345          $13.355          $10.544                -
  Accumulation Unit Value at end of
   period                                    $16.941          $13.665          $15.345          $13.355                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     29               35               43               32                -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.485          $13.042          $11.370           $7.652          $10.359
  Accumulation Unit Value at end of
   period                                    $15.223          $13.485          $13.042          $11.370           $7.652
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,090            1,002              897              506               97
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.331          $12.932          $11.308           $7.633          $10.354
  Accumulation Unit Value at end of
   period                                    $15.004          $13.331          $12.932          $11.308           $7.633
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    127              125              136               71               14

22

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.229          $12.859          $11.266           $7.620          $10.350
  Accumulation Unit Value at end of
   period                                    $14.860          $13.229          $12.859          $11.266           $7.620
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    134              140              157               85               12
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.103          $12.768          $11.215           $7.604                -
  Accumulation Unit Value at end of
   period                                    $14.681          $13.103          $12.768          $11.215                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    139              143              138               98                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.078          $12.750          $11.204           $7.601          $10.345
  Accumulation Unit Value at end of
   period                                    $14.646          $13.078          $12.750          $11.204           $7.601
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                2               22               23                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.737          $17.336          $15.272          $10.386                -
  Accumulation Unit Value at end of
   period                                    $19.814          $17.737          $17.336          $15.272                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                8                8                5                -
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.914           $9.315           $8.239           $6.251          $10.415
  Accumulation Unit Value at end of
   period                                     $9.394           $7.914           $9.315           $8.239           $6.251
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    997            1,257            1,226            1,003              663
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.823           $9.236           $8.193           $6.235          $10.410
  Accumulation Unit Value at end of
   period                                     $9.259           $7.823           $9.236           $8.193           $6.235
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    157              167              158              131               75
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.764           $9.184           $8.163           $6.225          $10.406
  Accumulation Unit Value at end of
   period                                     $9.170           $7.764           $9.184           $8.163           $6.225
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    121              172              192              170              151
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.689           $9.119           $8.126           $6.212                -
  Accumulation Unit Value at end of
   period                                     $9.059           $7.689           $9.119           $8.126                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     89               94               96               73                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.675           $9.106           $8.118           $6.209          $10.401
  Accumulation Unit Value at end of
   period                                     $9.037           $7.675           $9.106           $8.118           $6.209
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8               11               11                7                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.124          $15.610          $13.952          $10.698                -
  Accumulation Unit Value at end of
   period                                    $15.415          $13.124          $15.610          $13.952                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                8                6                3                -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.682           $9.804           $9.927          $10.045          $10.019
  Accumulation Unit Value at end of
   period                                     $9.562           $9.682           $9.804           $9.927          $10.045
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,876            2,766            2,812            3,945            2,486
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.571           $9.721           $9.873          $10.020          $10.014
  Accumulation Unit Value at end of
   period                                     $9.424           $9.571           $9.721           $9.873          $10.020
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    904              733              692              913              359
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.498           $9.666           $9.837          $10.004          $10.011
  Accumulation Unit Value at end of
   period                                     $9.334           $9.498           $9.666           $9.837          $10.004
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    335              368              391              481              512

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.408           $9.598           $9.792           $9.983                -
  Accumulation Unit Value at end of
   period                                     $9.222           $9.408           $9.598           $9.792                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    252              288              205              235                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.390           $9.584           $9.783           $9.979          $10.006
  Accumulation Unit Value at end of
   period                                     $9.199           $9.390           $9.584           $9.783           $9.979
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     28               10               17               28               41
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.323           $9.540           $9.762           $9.983                -
  Accumulation Unit Value at end of
   period                                     $9.111           $9.323           $9.540           $9.762                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     26               13               12               66                -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.955          $10.431           $8.509           $6.664          $10.468
  Accumulation Unit Value at end of
   period                                    $11.369           $9.955          $10.431           $8.509           $6.664
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    296              338              347              373              284
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.841          $10.343           $8.462           $6.647          $10.463
  Accumulation Unit Value at end of
   period                                    $11.205           $9.841          $10.343           $8.462           $6.647
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               24               24               40               22
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.766          $10.284           $8.431           $6.636          $10.459
  Accumulation Unit Value at end of
   period                                    $11.097           $9.766          $10.284           $8.431           $6.636
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     42               54               61               66               56
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.673          $10.211           $8.392           $6.622                -
  Accumulation Unit Value at end of
   period                                    $10.964           $9.673          $10.211           $8.392                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20               23               26               25                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.654          $10.197           $8.385           $6.619          $10.454
  Accumulation Unit Value at end of
   period                                    $10.937           $9.654          $10.197           $8.385           $6.619
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                2                2                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.136          $16.027          $13.212          $10.457                -
  Accumulation Unit Value at end of
   period                                    $17.106          $15.136          $16.027          $13.212                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                3                2                -
HARTFORD SMALL/MID CAP EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.191          $10.437           $8.399           $5.751          $10.251
  Accumulation Unit Value at end of
   period                                    $11.662          $10.191          $10.437           $8.399           $5.751
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    161              188              219              208               77
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.074          $10.349           $8.353           $5.737          $10.246
  Accumulation Unit Value at end of
   period                                    $11.493          $10.074          $10.349           $8.353           $5.737
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     71               75               73               89               27
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.997          $10.290           $8.322           $5.727          $10.243
  Accumulation Unit Value at end of
   period                                    $11.383           $9.997          $10.290           $8.322           $5.727
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     31               32               36               70               19
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.901          $10.218           $8.284           $5.715                -
  Accumulation Unit Value at end of
   period                                    $11.246           $9.901          $10.218           $8.284                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     34               30               29               53                -

24

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.882          $10.203           $8.276           $5.713          $10.237
  Accumulation Unit Value at end of
   period                                    $11.219           $9.882          $10.203           $8.276           $5.713
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                3                3                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.703          $18.323          $14.900          $10.311                -
  Accumulation Unit Value at end of
   period                                    $20.046          $17.703          $18.323          $14.900                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7                6                3                -
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.490          $12.470           $9.247           $6.915          $10.638
  Accumulation Unit Value at end of
   period                                    $14.481          $12.490          $12.470           $9.247           $6.915
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    161              193              197               82               36
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.347          $12.364           $9.196           $6.898          $10.633
  Accumulation Unit Value at end of
   period                                    $14.272          $12.347          $12.364           $9.196           $6.898
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     50               40               19               30               13
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.253          $12.294           $9.162           $6.886          $10.629
  Accumulation Unit Value at end of
   period                                    $14.135          $12.253          $12.294           $9.162           $6.886
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               34               50               25               26
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.136          $12.208           $9.120           $6.872                -
  Accumulation Unit Value at end of
   period                                    $13.965          $12.136          $12.208           $9.120                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     38               30               24               19                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.113          $12.190           $9.112           $6.869          $10.624
  Accumulation Unit Value at end of
   period                                    $13.931          $12.113          $12.190           $9.112           $6.869
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $18.633          $18.799          $14.087          $10.647                -
  Accumulation Unit Value at end of
   period                                    $21.377          $18.633          $18.799          $14.087                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                3                -                -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.695           $9.926           $8.755           $6.263          $10.640
  Accumulation Unit Value at end of
   period                                    $10.952           $9.695           $9.926           $8.755           $6.263
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     84               75               83               92               39
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.584           $9.842           $8.707           $6.248          $10.635
  Accumulation Unit Value at end of
   period                                    $10.794           $9.584           $9.842           $8.707           $6.248
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23                8                9               11                2
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.511           $9.786           $8.675           $6.237          $10.631
  Accumulation Unit Value at end of
   period                                    $10.690           $9.511           $9.786           $8.675           $6.237
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               19               22               40               23
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.420           $9.717           $8.635           $6.224                -
  Accumulation Unit Value at end of
   period                                    $10.562           $9.420           $9.717           $8.635                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9               12               12                9                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.402           $9.703           $8.627           $6.221          $10.626
  Accumulation Unit Value at end of
   period                                    $10.536           $9.402           $9.703           $8.627           $6.221
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                3                2                1

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.497          $16.034          $14.291          $10.332                -
  Accumulation Unit Value at end of
   period                                    $17.324          $15.497          $16.034          $14.291                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                -                -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.507          $10.890          $10.256           $9.030           $9.948
  Accumulation Unit Value at end of
   period                                    $12.220          $11.507          $10.890          $10.256           $9.030
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20,465           20,579           22,290           19,599            8,147
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.375          $10.798          $10.200           $9.007           $9.943
  Accumulation Unit Value at end of
   period                                    $12.044          $11.375          $10.798          $10.200           $9.007
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,611            2,674            2,993            2,644              897
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.288          $10.737          $10.163           $8.992           $9.940
  Accumulation Unit Value at end of
   period                                    $11.928          $11.288          $10.737          $10.163           $8.992
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,742            1,760            1,946            1,998            1,173
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.180          $10.661          $10.116           $8.973                -
  Accumulation Unit Value at end of
   period                                    $11.785          $11.180          $10.661          $10.116                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,619            1,598            1,687            1,083                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.159          $10.646          $10.107           $8.970           $9.935
  Accumulation Unit Value at end of
   period                                    $11.757          $11.159          $10.646          $10.107           $8.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    145              154              144              162               80
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.665          $12.113          $11.529          $10.257                -
  Accumulation Unit Value at end of
   period                                    $13.311          $12.665          $12.113          $11.529                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    109              118              132               86                -
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.432          $10.072           $9.826           $9.625           $9.805
  Accumulation Unit Value at end of
   period                                    $10.683          $10.432          $10.072           $9.826           $9.625
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,020            1,013            1,036            1,058              407
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.313           $9.987           $9.772           $9.601           $9.800
  Accumulation Unit Value at end of
   period                                    $10.530          $10.313           $9.987           $9.772           $9.601
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    186              220              282              178               74
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.234           $9.931           $9.737           $9.584           $9.796
  Accumulation Unit Value at end of
   period                                    $10.428          $10.234           $9.931           $9.737           $9.584
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    144              106               80              130               72
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.136           $9.860           $9.692           $9.564                -
  Accumulation Unit Value at end of
   period                                    $10.303          $10.136           $9.860           $9.692                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    121              116              110               83                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.117           $9.846           $9.683           $9.560           $9.791
  Accumulation Unit Value at end of
   period                                    $10.278          $10.117           $9.846           $9.683           $9.560
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     43               44               30               42               40
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.532          $10.276          $10.131          $10.027                -
  Accumulation Unit Value at end of
   period                                    $10.673          $10.532          $10.276          $10.131                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2                9                -

26

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.560           $9.874           $8.719           $7.098          $10.645
  Accumulation Unit Value at end of
   period                                    $11.045           $9.560           $9.874           $8.719           $7.098
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    270              265              269              117               56
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.451           $9.790           $8.671           $7.081          $10.639
  Accumulation Unit Value at end of
   period                                    $10.886           $9.451           $9.790           $8.671           $7.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     58               50               53               20               17
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.378           $9.735           $8.639           $7.069          $10.636
  Accumulation Unit Value at end of
   period                                    $10.781           $9.378           $9.735           $8.639           $7.069
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     40               34               35               15               12
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.289           $9.666           $8.599           $7.054                -
  Accumulation Unit Value at end of
   period                                    $10.652           $9.289           $9.666           $8.599                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23               19               17                7                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.271           $9.652           $8.591           $7.051          $10.630
  Accumulation Unit Value at end of
   period                                    $10.626           $9.271           $9.652           $8.591           $7.051
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                3                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.453          $14.041          $12.530          $10.309                -
  Accumulation Unit Value at end of
   period                                    $15.381          $13.453          $14.041          $12.530                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
INVESCO V.I. BALANCED RISK ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.961          $10.350                -                -                -
  Accumulation Unit Value at end of
   period                                    $11.976          $10.961                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    493              409                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.935          $10.346                -                -                -
  Accumulation Unit Value at end of
   period                                    $11.912          $10.935                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     66               56                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.917          $10.344                -                -                -
  Accumulation Unit Value at end of
   period                                    $11.870          $10.917                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35                7                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.896          $10.340                -                -                -
  Accumulation Unit Value at end of
   period                                    $11.817          $10.896                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     98               22                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.892          $10.340                -                -                -
  Accumulation Unit Value at end of
   period                                    $11.806          $10.892                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.870          $10.336                -                -                -
  Accumulation Unit Value at end of
   period                                    $11.753          $10.870                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                4                -                -                -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.771           $9.923           $9.197           $7.276          $10.392
  Accumulation Unit Value at end of
   period                                    $10.963           $9.771           $9.923           $9.197           $7.276
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     32               30               57               56               20

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
-----------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.659           $9.839           $9.147           $7.258          $10.386
  Accumulation Unit Value at end of
   period                                    $10.805           $9.659           $9.839           $9.147           $7.258
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     26               37               35               35               14
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.585           $9.783           $9.113           $7.246          $10.383
  Accumulation Unit Value at end of
   period                                    $10.701           $9.585           $9.783           $9.113           $7.246
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     42               86               29               54               23
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.494           $9.714           $9.072           $7.231                -
  Accumulation Unit Value at end of
   period                                    $10.573           $9.494           $9.714           $9.072                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8               19               15               23                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.476           $9.701           $9.063           $7.228          $10.378
  Accumulation Unit Value at end of
   period                                    $10.547           $9.476           $9.701           $9.063           $7.228
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.243          $13.591          $12.730          $10.178                -
  Accumulation Unit Value at end of
   period                                    $14.704          $13.243          $13.591          $12.730                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2                2                -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.727           $9.501           $8.544           $6.412          $10.310
  Accumulation Unit Value at end of
   period                                     $9.934           $8.727           $9.501           $8.544           $6.412
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,635            1,788            1,816            1,654              852
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.628           $9.421           $8.497           $6.396          $10.305
  Accumulation Unit Value at end of
   period                                     $9.791           $8.628           $9.421           $8.497           $6.396
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    214              236              235              198               99
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.562           $9.368           $8.466           $6.386          $10.302
  Accumulation Unit Value at end of
   period                                     $9.697           $8.562           $9.368           $8.466           $6.386
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    161              190              221              241              173
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.480           $9.302           $8.427           $6.373                -
  Accumulation Unit Value at end of
   period                                     $9.580           $8.480           $9.302           $8.427                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    136              146              160              136                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.464           $9.289           $8.420           $6.370          $10.297
  Accumulation Unit Value at end of
   period                                     $9.557           $8.464           $9.289           $8.420           $6.370
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               16               16               23               14
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.035          $15.441          $14.032          $10.642                -
  Accumulation Unit Value at end of
   period                                    $15.809          $14.035          $15.441          $14.032                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13               16               16               14                -
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.160          $11.413           $9.014           $7.549          $10.737
  Accumulation Unit Value at end of
   period                                    $12.527          $11.160          $11.413           $9.014           $7.549
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    361              373              351              193               75
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.033          $11.317           $8.964           $7.531          $10.731
  Accumulation Unit Value at end of
   period                                    $12.347          $11.033          $11.317           $8.964           $7.531
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     51               57               57               26                -

28

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
-----------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.949          $11.253           $8.932           $7.518          $10.728
  Accumulation Unit Value at end of
   period                                    $12.228          $10.949          $11.253           $8.932           $7.518
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     37               38               29               28               57
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.844          $11.173           $8.891           $7.503                -
  Accumulation Unit Value at end of
   period                                    $12.081          $10.844          $11.173           $8.891                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     42               51               56               40                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.824          $11.158           $8.883           $7.499          $10.723
  Accumulation Unit Value at end of
   period                                    $12.052          $10.824          $11.158           $8.883           $7.499
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.987          $15.488          $12.361          $10.462                -
  Accumulation Unit Value at end of
   period                                    $16.646          $14.987          $15.488          $12.361                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                2                2                1                -
INVESCO VAN KAMPEN V.I. AMERICAN
 FRANCHISE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.141                -                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $9.854                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     47                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.136                -                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $9.830                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17                -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.133                -                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $9.813                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.129                -                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $9.793                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.128                -                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $9.789                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.124                -                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $9.768                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
INVESCO VAN KAMPEN V.I. AMERICAN VALUE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.433          $10.478           $8.684           $6.319          $10.482
  Accumulation Unit Value at end of
   period                                    $12.063          $10.433          $10.478           $8.684           $6.319
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    172              171              169              184              120
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.314          $10.389           $8.636           $6.303          $10.477
  Accumulation Unit Value at end of
   period                                    $11.890          $10.314          $10.389           $8.636           $6.303
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     86               87               85               83               13
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.236          $10.331           $8.605           $6.292          $10.474
  Accumulation Unit Value at end of
   period                                    $11.776          $10.236          $10.331           $8.605           $6.292
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               13               12               24                9

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
-----------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.138          $10.258           $8.565           $6.279                -
  Accumulation Unit Value at end of
   period                                    $11.634          $10.138          $10.258           $8.565                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     25               25               31               28                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.119          $10.243           $8.557           $6.277          $10.469
  Accumulation Unit Value at end of
   period                                    $11.606          $10.119          $10.243           $8.557           $6.277
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.896          $17.147          $14.361          $10.559                -
  Accumulation Unit Value at end of
   period                                    $19.331          $16.896          $17.147          $14.361                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2                2                -
INVESCO VAN KAMPEN V.I. GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.567           $9.911           $8.945           $7.298          $10.483
  Accumulation Unit Value at end of
   period                                    $10.803           $9.567           $9.911           $8.945           $7.298
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    188              227              238              243              163
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.457           $9.827           $8.896           $7.280          $10.478
  Accumulation Unit Value at end of
   period                                    $10.648           $9.457           $9.827           $8.896           $7.280
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     54               56               56               47               10
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.385           $9.772           $8.864           $7.268          $10.475
  Accumulation Unit Value at end of
   period                                    $10.545           $9.385           $9.772           $8.864           $7.268
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     36               38               44               48               39
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.296           $9.703           $8.823           $7.253                -
  Accumulation Unit Value at end of
   period                                    $10.419           $9.296           $9.703           $8.823                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               16               15                7                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.278           $9.689           $8.815           $7.250          $10.470
  Accumulation Unit Value at end of
   period                                    $10.394           $9.278           $9.689           $8.815           $7.250
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.155          $13.772          $12.561          $10.356                -
  Accumulation Unit Value at end of
   period                                    $14.700          $13.155          $13.772          $12.561                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
INVESCO VAN KAMPEN V.I. MID CAP GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.022                -                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $9.891                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     32                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.017                -                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $9.866                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.014                -                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $9.850                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.009                -                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $9.829                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                -                -                -                -

30

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
-----------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.009                -                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $9.825                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.004                -                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $9.804                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -                -                -
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.658          $12.279          $11.070           $8.346          $10.292
  Accumulation Unit Value at end of
   period                                    $14.067          $12.658          $12.279          $11.070           $8.346
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,705            1,713            1,727            1,733              791
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.513          $12.175          $11.009           $8.325          $10.287
  Accumulation Unit Value at end of
   period                                    $13.865          $12.513          $12.175          $11.009           $8.325
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    231              239              247              250              114
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.418          $12.106          $10.969           $8.311          $10.283
  Accumulation Unit Value at end of
   period                                    $13.732          $12.418          $12.106          $10.969           $8.311
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    244              209              229              275              158
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.299          $12.021          $10.919           $8.294                -
  Accumulation Unit Value at end of
   period                                    $13.567          $12.299          $12.021          $10.919                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    159              160              133              108                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.276          $12.004          $10.909           $8.290          $10.278
  Accumulation Unit Value at end of
   period                                    $13.534          $12.276          $12.004          $10.909           $8.290
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     30               33               31               38               12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.439          $15.135          $13.789          $10.505                -
  Accumulation Unit Value at end of
   period                                    $16.979          $15.439          $15.135          $13.789                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               17               18               17                -
LORD ABBETT CALIBRATED DIVIDEND GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.771          $10.885           $9.604           $7.880          $10.373
  Accumulation Unit Value at end of
   period                                    $11.962          $10.771          $10.885           $9.604           $7.880
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    250              261              222              210               61
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.648          $10.793           $9.551           $7.860          $10.368
  Accumulation Unit Value at end of
   period                                    $11.790          $10.648          $10.793           $9.551           $7.860
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     58               82               80               64               27
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.567          $10.732           $9.517           $7.847          $10.364
  Accumulation Unit Value at end of
   period                                    $11.677          $10.567          $10.732           $9.517           $7.847
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9               13               13               13                8
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.466          $10.657           $9.473           $7.831                -
  Accumulation Unit Value at end of
   period                                    $11.537          $10.466          $10.657           $9.473                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                6               12                8                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.446          $10.642           $9.464           $7.828          $10.359
  Accumulation Unit Value at end of
   period                                    $11.509          $10.446          $10.642           $9.464           $7.828
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
-----------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.794          $14.087          $12.560          $10.414                -
  Accumulation Unit Value at end of
   period                                    $15.159          $13.794          $14.087          $12.560                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.735           $9.418           $8.122           $6.917          $10.534
  Accumulation Unit Value at end of
   period                                     $9.669           $8.735           $9.418           $8.122           $6.917
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    410              429              447              441              322
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.635           $9.338           $8.077           $6.900          $10.529
  Accumulation Unit Value at end of
   period                                     $9.530           $8.635           $9.338           $8.077           $6.900
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     52               57               61               61               41
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.569           $9.285           $8.048           $6.888          $10.525
  Accumulation Unit Value at end of
   period                                     $9.439           $8.569           $9.285           $8.048           $6.888
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     73               95              181              134               80
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.488           $9.220           $8.011           $6.874                -
  Accumulation Unit Value at end of
   period                                     $9.325           $8.488           $9.220           $8.011                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               39               66               46                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.471           $9.207           $8.004           $6.871          $10.520
  Accumulation Unit Value at end of
   period                                     $9.303           $8.471           $9.207           $8.004           $6.871
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7                7                7                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.657          $13.790          $12.018          $10.343                -
  Accumulation Unit Value at end of
   period                                    $13.865          $12.657          $13.790          $12.018                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                6                6                5                -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.274          $10.462           $9.210           $6.791          $10.626
  Accumulation Unit Value at end of
   period                                    $11.879          $10.274          $10.462           $9.210           $6.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    124               66               93               54               26
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.157          $10.373           $9.159           $6.774          $10.620
  Accumulation Unit Value at end of
   period                                    $11.708          $10.157          $10.373           $9.159           $6.774
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     63               49               26               16                2
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.079          $10.315           $9.126           $6.762          $10.617
  Accumulation Unit Value at end of
   period                                    $11.595          $10.079          $10.315           $9.126           $6.762
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     41              109               50               55               55
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.983          $10.242           $9.084           $6.748                -
  Accumulation Unit Value at end of
   period                                    $11.456           $9.983          $10.242           $9.084                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     49               71               50               18                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.964          $10.227           $9.076           $6.745          $10.612
  Accumulation Unit Value at end of
   period                                    $11.429           $9.964          $10.227           $9.076           $6.745
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.812          $15.241          $13.559          $10.103                -
  Accumulation Unit Value at end of
   period                                    $16.946          $14.812          $15.241          $13.559                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                2                -                -                -

32

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
-----------------------------------------------------------------------------------------------------------------------------
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.408           $9.763           $8.916           $7.133          $10.607
  Accumulation Unit Value at end of
   period                                    $11.041           $9.408           $9.763           $8.916           $7.133
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     52               40               39               36               16
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.301           $9.680           $8.867           $7.115          $10.602
  Accumulation Unit Value at end of
   period                                    $10.882           $9.301           $9.680           $8.867           $7.115
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     34               16               10                4                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.230           $9.626           $8.834           $7.104          $10.598
  Accumulation Unit Value at end of
   period                                    $10.778           $9.230           $9.626           $8.834           $7.104
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                5                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.142           $9.558           $8.794           $7.089                -
  Accumulation Unit Value at end of
   period                                    $10.648           $9.142           $9.558           $8.794                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     40               44               45               19                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.124           $9.544           $8.786           $7.086          $10.593
  Accumulation Unit Value at end of
   period                                    $10.623           $9.124           $9.544           $8.786           $7.086
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.057          $13.692          $12.636          $10.217                -
  Accumulation Unit Value at end of
   period                                    $15.163          $13.057          $13.692          $12.636                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.194          $11.597          $10.953           $9.569          $10.047
  Accumulation Unit Value at end of
   period                                    $12.893          $12.194          $11.597          $10.953           $9.569
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,610            1,492            1,346              485               34
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.055          $11.499          $10.893           $9.545          $10.042
  Accumulation Unit Value at end of
   period                                    $12.707          $12.055          $11.499          $10.893           $9.545
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    255              242              271               91                8
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.963          $11.434          $10.854           $9.529          $10.039
  Accumulation Unit Value at end of
   period                                    $12.585          $11.963          $11.434          $10.854           $9.529
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    112               68               57               41               15
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.849          $11.353          $10.804           $9.509                -
  Accumulation Unit Value at end of
   period                                    $12.434          $11.849          $11.353          $10.804                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    156              139              133               47                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.827          $11.337          $10.794           $9.505          $10.034
  Accumulation Unit Value at end of
   period                                    $12.404          $11.827          $11.337          $10.794           $9.505
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12                6                6                2                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.694          $12.199          $11.644          $10.280                -
  Accumulation Unit Value at end of
   period                                    $13.281          $12.694          $12.199          $11.644                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               14               16                8                -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.153          $10.121           $9.348           $8.040          $10.262
  Accumulation Unit Value at end of
   period                                    $11.124          $10.153          $10.121           $9.348           $8.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,379            1,424            1,394            1,338              586

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.037          $10.035           $9.296           $8.020          $10.257
  Accumulation Unit Value at end of
   period                                    $10.964          $10.037          $10.035           $9.296           $8.020
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    241              239              224              192               96
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.961           $9.979           $9.262           $8.007          $10.254
  Accumulation Unit Value at end of
   period                                    $10.858           $9.961           $9.979           $9.262           $8.007
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    117              127              144              164              112
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.866           $9.908           $9.220           $7.990                -
  Accumulation Unit Value at end of
   period                                    $10.728           $9.866           $9.908           $9.220                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     84              136              131               95                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.847           $9.894           $9.212           $7.987          $10.249
  Accumulation Unit Value at end of
   period                                    $10.702           $9.847           $9.894           $9.212           $7.987
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                7                7                7                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.598          $12.691          $11.845          $10.295                -
  Accumulation Unit Value at end of
   period                                    $13.658          $12.598          $12.691          $11.845                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                6                6                6                -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.501           $9.666           $8.800           $7.277          $10.533
  Accumulation Unit Value at end of
   period                                    $10.873           $9.501           $9.666           $8.800           $7.277
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,969            3,374            3,511            3,021            1,225
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.392           $9.584           $8.752           $7.259          $10.528
  Accumulation Unit Value at end of
   period                                    $10.717           $9.392           $9.584           $8.752           $7.259
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    440              508              512              418              160
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.321           $9.530           $8.720           $7.247          $10.524
  Accumulation Unit Value at end of
   period                                    $10.614           $9.321           $9.530           $8.720           $7.247
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    310              385              433              455              310
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.232           $9.463           $8.680           $7.232                -
  Accumulation Unit Value at end of
   period                                    $10.486           $9.232           $9.463           $8.680                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    214              253              296              223                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.214           $9.449           $8.672           $7.229          $10.519
  Accumulation Unit Value at end of
   period                                    $10.461           $9.214           $9.449           $8.672           $7.229
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               31               33               43               23
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.140          $13.509          $12.429          $10.386                -
  Accumulation Unit Value at end of
   period                                    $14.881          $13.140          $13.509          $12.429                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     26               33               35               29                -
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.742          $10.178           $9.212           $7.572          $10.232
  Accumulation Unit Value at end of
   period                                    $10.898           $9.742          $10.178           $9.212           $7.572
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,218            1,362            1,425            1,346              674
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.631          $10.092           $9.162           $7.553          $10.226
  Accumulation Unit Value at end of
   period                                    $10.741           $9.631          $10.092           $9.162           $7.553
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    271              269              270              270              120

34

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.557          $10.035           $9.128           $7.540          $10.223
  Accumulation Unit Value at end of
   period                                    $10.638           $9.557          $10.035           $9.128           $7.540
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    145              163              151              155              122
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.466           $9.964           $9.086           $7.525                -
  Accumulation Unit Value at end of
   period                                    $10.510           $9.466           $9.964           $9.086                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    106              106              113               72                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.448           $9.950           $9.078           $7.521          $10.218
  Accumulation Unit Value at end of
   period                                    $10.484           $9.448           $9.950           $9.078           $7.521
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     29               31               30               29               27
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.653          $13.358          $12.218          $10.149                -
  Accumulation Unit Value at end of
   period                                    $14.006          $12.653          $13.358          $12.218                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                6                6                4                -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.949           $9.164           $8.355           $6.718          $10.237
  Accumulation Unit Value at end of
   period                                    $10.092           $8.949           $9.164           $8.355           $6.718
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,600            5,131            5,244            4,808            2,245
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.846           $9.086           $8.309           $6.701          $10.232
  Accumulation Unit Value at end of
   period                                     $9.947           $8.846           $9.086           $8.309           $6.701
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    542              608              611              549              280
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.778           $9.035           $8.279           $6.689          $10.229
  Accumulation Unit Value at end of
   period                                     $9.851           $8.778           $9.035           $8.279           $6.689
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    493              587              684              696              464
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.695           $8.971           $8.241           $6.675                -
  Accumulation Unit Value at end of
   period                                     $9.733           $8.695           $8.971           $8.241                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    289              317              334              239                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.678           $8.958           $8.233           $6.673          $10.224
  Accumulation Unit Value at end of
   period                                     $9.709           $8.678           $8.958           $8.233           $6.673
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     51               58               59               70               46
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.317          $13.781          $12.698          $10.317                -
  Accumulation Unit Value at end of
   period                                    $14.862          $13.317          $13.781          $12.698                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               28               28               23                -
OPPENHEIMER CAPITAL APPRECIATION FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.036           $9.277           $8.607           $6.046          $10.881
  Accumulation Unit Value at end of
   period                                    $10.156           $9.036           $9.277           $8.607           $6.046
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     25               27               36               56               40
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.933           $9.199           $8.560           $6.031          $10.876
  Accumulation Unit Value at end of
   period                                    $10.010           $8.933           $9.199           $8.560           $6.031
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               24               23               16                5
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.865           $9.147           $8.529           $6.021          $10.872
  Accumulation Unit Value at end of
   period                                     $9.914           $8.865           $9.147           $8.529           $6.021
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13               12               16               19                8

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.780           $9.082           $8.490           $6.008                -
  Accumulation Unit Value at end of
   period                                     $9.795           $8.780           $9.082           $8.490                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     25               26               26               20                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.763           $9.070           $8.482           $6.006          $10.867
  Accumulation Unit Value at end of
   period                                     $9.771           $8.763           $9.070           $8.482           $6.006
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.867          $15.425          $14.462          $10.265                -
  Accumulation Unit Value at end of
   period                                    $16.535          $14.867          $15.425          $14.462                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                3                -                -
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.299          $10.294           $9.009           $6.546          $10.594
  Accumulation Unit Value at end of
   period                                    $11.108           $9.299          $10.294           $9.009           $6.546
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    946            1,091            1,143            1,213              889
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.193          $10.207           $8.960           $6.530          $10.588
  Accumulation Unit Value at end of
   period                                    $10.948           $9.193          $10.207           $8.960           $6.530
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    100              107              104              100               75
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.123          $10.149           $8.927           $6.519          $10.585
  Accumulation Unit Value at end of
   period                                    $10.843           $9.123          $10.149           $8.927           $6.519
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    224              264              279              296              230
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.036          $10.078           $8.886           $6.505                -
  Accumulation Unit Value at end of
   period                                    $10.713           $9.036          $10.078           $8.886                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     60               62               73               47                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.019          $10.064           $8.878           $6.503          $10.580
  Accumulation Unit Value at end of
   period                                    $10.687           $9.019          $10.064           $8.878           $6.503
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     30               33               33               33               33
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.659          $16.398          $14.503          $10.649                -
  Accumulation Unit Value at end of
   period                                    $17.327          $14.659          $16.398          $14.503                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                9                8                5                -
OPPENHEIMER MAIN STREET FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.616           $9.768           $8.539           $6.755          $10.558
  Accumulation Unit Value at end of
   period                                    $11.074           $9.616           $9.768           $8.539           $6.755
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    111               80               77               94               57
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.506           $9.685           $8.493           $6.739          $10.553
  Accumulation Unit Value at end of
   period                                    $10.915           $9.506           $9.685           $8.493           $6.739
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     48               45               22               17                3
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.434           $9.631           $8.462           $6.727          $10.550
  Accumulation Unit Value at end of
   period                                    $10.810           $9.434           $9.631           $8.462           $6.727
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               73               17               23               17
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.344           $9.563           $8.423           $6.713                -
  Accumulation Unit Value at end of
   period                                    $10.680           $9.344           $9.563           $8.423                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               20               11                -                -

36

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.326           $9.549           $8.415           $6.711          $10.544
  Accumulation Unit Value at end of
   period                                    $10.654           $9.326           $9.549           $8.415           $6.711
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                4                4                4                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.351          $14.731          $13.015          $10.404                -
  Accumulation Unit Value at end of
   period                                    $16.354          $14.351          $14.731          $13.015                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                6                4                -                -
OPPENHEIMER MAIN STREET SMALL-& MID- CAP
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.716          $11.116           $9.147           $6.766          $10.525
  Accumulation Unit Value at end of
   period                                    $12.453          $10.716          $11.116           $9.147           $6.766
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    718              845              940            1,004              453
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.594          $11.022           $9.097           $6.749          $10.520
  Accumulation Unit Value at end of
   period                                    $12.274          $10.594          $11.022           $9.097           $6.749
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    103              124              135              152               87
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.513          $10.960           $9.063           $6.738          $10.517
  Accumulation Unit Value at end of
   period                                    $12.156          $10.513          $10.960           $9.063           $6.738
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     91              109              125              177               96
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.413          $10.882           $9.022           $6.724                -
  Accumulation Unit Value at end of
   period                                    $12.010          $10.413          $10.882           $9.022                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     59               68               76               73                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.393          $10.867           $9.014           $6.721          $10.512
  Accumulation Unit Value at end of
   period                                    $11.981          $10.393          $10.867           $9.014           $6.721
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13               15               15               20               11
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.573          $17.372          $14.446          $10.798                -
  Accumulation Unit Value at end of
   period                                    $19.058          $16.573          $17.372          $14.446                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9               11               10                9                -
OPPENHEIMER VALUE FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.977           $9.517           $8.394           $6.411          $10.781
  Accumulation Unit Value at end of
   period                                    $10.026           $8.977           $9.517           $8.394           $6.411
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13               17               12               43               31
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.875           $9.436           $8.348           $6.395          $10.775
  Accumulation Unit Value at end of
   period                                     $9.882           $8.875           $9.436           $8.348           $6.395
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                8                8                6                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.807           $9.383           $8.317           $6.385          $10.772
  Accumulation Unit Value at end of
   period                                     $9.787           $8.807           $9.383           $8.317           $6.385
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               11                9               10                7
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.723           $9.317           $8.279           $6.371                -
  Accumulation Unit Value at end of
   period                                     $9.669           $8.723           $9.317           $8.279                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7                7                2                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.706           $9.304           $8.272           $6.369          $10.766
  Accumulation Unit Value at end of
   period                                     $9.646           $8.706           $9.304           $8.272           $6.369
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.822          $14.808          $13.199          $10.187                -
  Accumulation Unit Value at end of
   period                                    $15.276          $13.822          $14.808          $13.199                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                3                -                -
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.618          $12.149          $10.919           $7.116          $10.246
  Accumulation Unit Value at end of
   period                                    $12.796          $11.618          $12.149          $10.919           $7.116
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,384            2,441            2,712            2,756            1,343
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.485          $12.046          $10.859           $7.099          $10.241
  Accumulation Unit Value at end of
   period                                    $12.612          $11.485          $12.046          $10.859           $7.099
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    324              340              383              389              251
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.398          $11.978          $10.819           $7.087          $10.237
  Accumulation Unit Value at end of
   period                                    $12.491          $11.398          $11.978          $10.819           $7.087
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    332              346              391              378              279
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.289          $11.894          $10.769           $7.072                -
  Accumulation Unit Value at end of
   period                                    $12.341          $11.289          $11.894          $10.769                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    215              213              234              236                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.267          $11.877          $10.759           $7.069          $10.232
  Accumulation Unit Value at end of
   period                                    $12.311          $11.267          $11.877          $10.759           $7.069
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               20               21               36               20
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.512          $17.449          $15.847          $10.437                -
  Accumulation Unit Value at end of
   period                                    $17.997          $16.512          $17.449          $15.847                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23               25               24               23                -
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.307          $10.480           $9.253           $6.930          $10.302
  Accumulation Unit Value at end of
   period                                    $11.624          $10.307          $10.480           $9.253           $6.930
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    266              241              248              267              129
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.189          $10.392           $9.202           $6.912          $10.297
  Accumulation Unit Value at end of
   period                                    $11.457          $10.189          $10.392           $9.202           $6.912
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     64               68               72               72               74
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.111          $10.333           $9.168           $6.901          $10.294
  Accumulation Unit Value at end of
   period                                    $11.346          $10.111          $10.333           $9.168           $6.901
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     51               45               55               41               36
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.015          $10.260           $9.126           $6.886                -
  Accumulation Unit Value at end of
   period                                    $11.210          $10.015          $10.260           $9.126                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               12               11                6                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.995          $10.245           $9.118           $6.883          $10.288
  Accumulation Unit Value at end of
   period                                    $11.183           $9.995          $10.245           $9.118           $6.883
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.058          $15.473          $13.805          $10.448                -
  Accumulation Unit Value at end of
   period                                    $16.805          $15.058          $15.473          $13.805                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                6                4                -                -

38

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.673           $8.135           $7.486           $6.082          $10.507
  Accumulation Unit Value at end of
   period                                     $8.035           $6.673           $8.135           $7.486           $6.082
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     43               47               51               55               46
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $6.597           $8.066           $7.445           $6.067          $10.502
  Accumulation Unit Value at end of
   period                                     $7.919           $6.597           $8.066           $7.445           $6.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9               11               12                9                2
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.546           $8.020           $7.418           $6.057          $10.498
  Accumulation Unit Value at end of
   period                                     $7.842           $6.546           $8.020           $7.418           $6.057
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                9               11               11                8
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.484           $7.963           $7.384           $6.044                -
  Accumulation Unit Value at end of
   period                                     $7.748           $6.484           $7.963           $7.384                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               11               10                4                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.471           $7.952           $7.377           $6.042          $10.493
  Accumulation Unit Value at end of
   period                                     $7.729           $6.471           $7.952           $7.377           $6.042
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.362          $13.997          $13.017          $10.687                -
  Accumulation Unit Value at end of
   period                                    $13.537          $11.362          $13.997          $13.017                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                2                -                -
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.610           $7.763           $7.338           $5.888          $10.587
  Accumulation Unit Value at end of
   period                                     $7.945           $6.610           $7.763           $7.338           $5.888
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     38               38               33               39               26
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $6.534           $7.698           $7.298           $5.874          $10.581
  Accumulation Unit Value at end of
   period                                     $7.830           $6.534           $7.698           $7.298           $5.874
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                6                5                3                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.484           $7.654           $7.271           $5.864          $10.578
  Accumulation Unit Value at end of
   period                                     $7.755           $6.484           $7.654           $7.271           $5.864
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                5                6                7                3
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.423           $7.600           $7.238           $5.851                -
  Accumulation Unit Value at end of
   period                                     $7.662           $6.423           $7.600           $7.238                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               11               10                4                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.410           $7.589           $7.231           $5.849          $10.572
  Accumulation Unit Value at end of
   period                                     $7.643           $6.410           $7.589           $7.231           $5.849
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.689          $13.873          $13.251          $10.746                -
  Accumulation Unit Value at end of
   period                                    $13.902          $11.689          $13.873          $13.251                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                2                -                -
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.035          $10.665           $8.572           $6.599          $10.321
  Accumulation Unit Value at end of
   period                                    $11.643          $10.035          $10.665           $8.572           $6.599
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     54               70               56               52               32

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.920          $10.575           $8.525           $6.582          $10.316
  Accumulation Unit Value at end of
   period                                    $11.475           $9.920          $10.575           $8.525           $6.582
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               20                5                5                3
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.844          $10.515           $8.493           $6.571          $10.312
  Accumulation Unit Value at end of
   period                                    $11.365           $9.844          $10.515           $8.493           $6.571
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7                8                7                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.750          $10.441           $8.455           $6.558                -
  Accumulation Unit Value at end of
   period                                    $11.228           $9.750          $10.441           $8.455                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13               12                7                4                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.731          $10.426           $8.447           $6.555          $10.307
  Accumulation Unit Value at end of
   period                                    $11.201           $9.731          $10.426           $8.447           $6.555
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                1                1                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.775          $16.943          $13.761          $10.706                -
  Accumulation Unit Value at end of
   period                                    $18.112          $15.775          $16.943          $13.761                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2                -                -
TEMPLETON DEVELOPING MARKETS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.334          $10.032           $8.652           $5.080           $9.912
  Accumulation Unit Value at end of
   period                                     $9.305           $8.334          $10.032           $8.652           $5.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    517              502              556              495              264
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.238           $9.947           $8.605           $5.068           $9.907
  Accumulation Unit Value at end of
   period                                     $9.171           $8.238           $9.947           $8.605           $5.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    107               98              100               76               29
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.175           $9.891           $8.573           $5.059           $9.903
  Accumulation Unit Value at end of
   period                                     $9.082           $8.175           $9.891           $8.573           $5.059
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     77               85               96              150               64
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.097           $9.821           $8.534           $5.048                -
  Accumulation Unit Value at end of
   period                                     $8.973           $8.097           $9.821           $8.534                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    107              132              132               98                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.082           $9.807           $8.526           $5.046           $9.898
  Accumulation Unit Value at end of
   period                                     $8.952           $8.082           $9.807           $8.526           $5.046
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16               16               19               22               18
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.539          $20.121          $17.536          $10.405                -
  Accumulation Unit Value at end of
   period                                    $18.274          $16.539          $20.121          $17.536                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                4                3                1                -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.183           $9.283           $8.673           $6.417          $10.354
  Accumulation Unit Value at end of
   period                                     $9.546           $8.183           $9.283           $8.673           $6.417
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    598              600              561              312              112
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.089           $9.204           $8.625           $6.401          $10.348
  Accumulation Unit Value at end of
   period                                     $9.409           $8.089           $9.204           $8.625           $6.401
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    103              111               94               51               20

40

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.027           $9.152           $8.593           $6.390          $10.345
  Accumulation Unit Value at end of
   period                                     $9.318           $8.027           $9.152           $8.593           $6.390
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     31               33               31               34               16
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.950           $9.087           $8.554           $6.377                -
  Accumulation Unit Value at end of
   period                                     $9.206           $7.950           $9.087           $8.554                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     45               41               42               25                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.935           $9.074           $8.546           $6.374          $10.340
  Accumulation Unit Value at end of
   period                                     $9.184           $7.935           $9.074           $8.546           $6.374
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               18               20               21               17
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.225          $15.162          $14.315          $10.704                -
  Accumulation Unit Value at end of
   period                                    $15.268          $13.225          $15.162          $14.315                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                6                7                2                -
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.828          $13.115          $11.620           $9.922           $9.912
  Accumulation Unit Value at end of
   period                                    $14.565          $12.828          $13.115          $11.620           $9.922
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,675            2,760            2,843            2,361            1,000
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.681          $13.004          $11.556           $9.897           $9.907
  Accumulation Unit Value at end of
   period                                    $14.355          $12.681          $13.004          $11.556           $9.897
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    453              475              488              423              180
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.584          $12.930          $11.514           $9.881           $9.904
  Accumulation Unit Value at end of
   period                                    $14.217          $12.584          $12.930          $11.514           $9.881
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    270              283              308              294              200
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.464          $12.839          $11.461           $9.860                -
  Accumulation Unit Value at end of
   period                                    $14.046          $12.464          $12.839          $11.461                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    358              395              367              191                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.440          $12.821          $11.450           $9.856           $9.899
  Accumulation Unit Value at end of
   period                                    $14.012          $12.440          $12.821          $11.450           $9.856
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     55               65               75               53               45
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.346          $13.788          $12.345          $10.653                -
  Accumulation Unit Value at end of
   period                                    $14.994          $13.346          $13.788          $12.345                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     41               46               33               27                -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.988           $8.711           $8.220           $6.354          $10.347
  Accumulation Unit Value at end of
   period                                     $9.548           $7.988           $8.711           $8.220           $6.354
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,968            2,128            2,141            2,067            1,091
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.897           $8.637           $8.174           $6.338          $10.342
  Accumulation Unit Value at end of
   period                                     $9.410           $7.897           $8.637           $8.174           $6.338
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    204              214              226              231              145
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.836           $8.589           $8.144           $6.328          $10.339
  Accumulation Unit Value at end of
   period                                     $9.319           $7.836           $8.589           $8.144           $6.328
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    182              206              257              253              173
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.762           $8.528           $8.107           $6.315                -
  Accumulation Unit Value at end of
   period                                     $9.207           $7.762           $8.528           $8.107                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     98              100              106               63                -

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.747           $8.516           $8.100           $6.312          $10.333
  Accumulation Unit Value at end of
   period                                     $9.185           $7.747           $8.516           $8.100           $6.312
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     30               29               29               29               21
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.949          $14.270          $13.607          $10.630                -
  Accumulation Unit Value at end of
   period                                    $15.315          $12.949          $14.270          $13.607                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                2                2                1                -
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.884          $11.873           $9.089           $5.848          $10.721
  Accumulation Unit Value at end of
   period                                    $11.662          $10.884          $11.873           $9.089           $5.848
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    315              344              338              369              207
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.760          $11.772           $9.039           $5.834          $10.716
  Accumulation Unit Value at end of
   period                                    $11.494          $10.760          $11.772           $9.039           $5.834
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     81               81               85               83               36
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.678          $11.706           $9.006           $5.824          $10.713
  Accumulation Unit Value at end of
   period                                    $11.383          $10.678          $11.706           $9.006           $5.824
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     48               55               84               72               67
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.576          $11.624           $8.965           $5.812                -
  Accumulation Unit Value at end of
   period                                    $11.247          $10.576          $11.624           $8.965                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     65               89               81               69                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.556          $11.607           $8.957           $5.810          $10.707
  Accumulation Unit Value at end of
   period                                    $11.220          $10.556          $11.607           $8.957           $5.810
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                5                6                6                6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $18.542          $20.440          $15.813          $10.282                -
  Accumulation Unit Value at end of
   period                                    $19.659          $18.542          $20.440          $15.813                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                3                3                3                -

(a)  Inception date April 30, 2012.

ACCESS

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.274           $9.731           $8.973           $7.334          $10.396
  Accumulation Unit Value at end of
   period                                    $10.337           $9.274           $9.731           $8.973           $7.334
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19               21               93               94               70
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.168           $9.648           $8.924           $7.316          $10.391
  Accumulation Unit Value at end of
   period                                    $10.189           $9.168           $9.648           $8.924           $7.316
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    131              131              123               98                3
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.098           $9.594           $8.892           $7.304          $10.387
  Accumulation Unit Value at end of
   period                                    $10.091           $9.098           $9.594           $8.892           $7.304
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.012           $9.526           $8.851           $7.288                -
  Accumulation Unit Value at end of
   period                                     $9.970           $9.012           $9.526           $8.851                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                8               10               18                -

42

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.994           $9.513           $8.843           $7.285          $10.382
  Accumulation Unit Value at end of
   period                                     $9.946           $8.994           $9.513           $8.843           $7.285
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.867          $13.643          $12.714          $10.501                -
  Accumulation Unit Value at end of
   period                                    $14.193          $12.867          $13.643          $12.714                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.797           $8.235           $7.439           $5.434          $10.456
  Accumulation Unit Value at end of
   period                                     $7.701           $6.797           $8.235           $7.439           $5.434
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               10               10               29               23
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $6.720           $8.166           $7.398           $5.420          $10.451
  Accumulation Unit Value at end of
   period                                     $7.590           $6.720           $8.166           $7.398           $5.420
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     26               17               24               31                3
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.668           $8.119           $7.371           $5.411          $10.448
  Accumulation Unit Value at end of
   period                                     $7.517           $6.668           $8.119           $7.371           $5.411
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                2                6                6
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.605           $8.062           $7.337           $5.400                -
  Accumulation Unit Value at end of
   period                                     $7.427           $6.605           $8.062           $7.337                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               21               26               27                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.592           $8.051           $7.330           $5.398          $10.443
  Accumulation Unit Value at end of
   period                                     $7.409           $6.592           $8.051           $7.330           $5.398
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                1                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.002          $15.919          $14.531          $10.727                -
  Accumulation Unit Value at end of
   period                                    $14.577          $13.002          $15.919          $14.531                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                1                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $5.496           $6.939           $6.767           $5.123          $10.780
  Accumulation Unit Value at end of
   period                                     $6.170           $5.496           $6.939           $6.767           $5.123
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    104              115              116              136               97
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $5.433           $6.880           $6.730           $5.110          $10.775
  Accumulation Unit Value at end of
   period                                     $6.082           $5.433           $6.880           $6.730           $5.110
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    128              134              118              103                5
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.392           $6.842           $6.705           $5.102          $10.772
  Accumulation Unit Value at end of
   period                                     $6.023           $5.392           $6.842           $6.705           $5.102
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                9                9               12               15
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.340           $6.793           $6.675           $5.091                -
  Accumulation Unit Value at end of
   period                                     $5.951           $5.340           $6.793           $6.675                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     30               36               33               32                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.330           $6.784           $6.669           $5.089          $10.766
  Accumulation Unit Value at end of
   period                                     $5.936           $5.330           $6.784           $6.669           $5.089
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                4                3                3                3

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.025          $14.066          $13.863          $10.605                -
  Accumulation Unit Value at end of
   period                                    $12.248          $11.025          $14.066          $13.863                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.463          $11.647           $9.358           $6.672          $10.789
  Accumulation Unit Value at end of
   period                                    $12.187          $10.463          $11.647           $9.358           $6.672
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     25               26               37               29               19
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.344          $11.548           $9.307           $6.656          $10.784
  Accumulation Unit Value at end of
   period                                    $12.011          $10.344          $11.548           $9.307           $6.656
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     29               32              105               18               50
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.265          $11.483           $9.273           $6.644          $10.780
  Accumulation Unit Value at end of
   period                                    $11.896          $10.265          $11.483           $9.273           $6.644
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                4                1                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.167          $11.402           $9.231           $6.631                -
  Accumulation Unit Value at end of
   period                                    $11.753          $10.167          $11.402           $9.231                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7               12               11               13                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.147          $11.386           $9.222           $6.628          $10.775
  Accumulation Unit Value at end of
   period                                    $11.725          $10.147          $11.386           $9.222           $6.628
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                1                -                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.586          $18.657          $15.149          $10.915                -
  Accumulation Unit Value at end of
   period                                    $19.116          $16.586          $18.657          $15.149                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.880           $8.330           $7.605           $6.390          $10.559
  Accumulation Unit Value at end of
   period                                     $8.952           $7.880           $8.330           $7.605           $6.390
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2                8                2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.790           $8.260           $7.563           $6.375          $10.554
  Accumulation Unit Value at end of
   period                                     $8.823           $7.790           $8.260           $7.563           $6.375
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                9                3                4                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.731           $8.213           $7.535           $6.364          $10.551
  Accumulation Unit Value at end of
   period                                     $8.738           $7.731           $8.213           $7.535           $6.364
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.657           $8.155           $7.501           $6.351                -
  Accumulation Unit Value at end of
   period                                     $8.633           $7.657           $8.155           $7.501                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.642           $8.144           $7.494           $6.348          $10.546
  Accumulation Unit Value at end of
   period                                     $8.612           $7.642           $8.144           $7.494           $6.348
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.443          $13.292          $12.263          $10.414                -
  Accumulation Unit Value at end of
   period                                    $13.987          $12.443          $13.292          $12.263                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -

44

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.617           $9.684           $8.784           $7.229          $10.072
  Accumulation Unit Value at end of
   period                                    $10.950           $9.617           $9.684           $8.784           $7.229
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    130              127              119              133              125
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.512           $9.607           $8.740           $7.215          $10.072
  Accumulation Unit Value at end of
   period                                    $10.797           $9.512           $9.607           $8.740           $7.215
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    120              135              139               91                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.442           $9.556           $8.711           $7.205          $10.072
  Accumulation Unit Value at end of
   period                                    $10.697           $9.442           $9.556           $8.711           $7.205
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13               15               24               25               24
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.356           $9.492           $8.675           $7.193                -
  Accumulation Unit Value at end of
   period                                    $10.573           $9.356           $9.492           $8.675                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     39               46               53               80                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.339           $9.479           $8.667           $7.190          $10.072
  Accumulation Unit Value at end of
   period                                    $10.548           $9.339           $9.479           $8.667           $7.190
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.250          $13.482          $12.358          $10.278                -
  Accumulation Unit Value at end of
   period                                    $14.928          $13.250          $13.482          $12.358                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                1                -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.925           $9.187           $8.345           $6.660          $10.221
  Accumulation Unit Value at end of
   period                                     $9.962           $8.925           $9.187           $8.345           $6.660
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     99               85               82              106               76
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.827           $9.114           $8.303           $6.646          $10.220
  Accumulation Unit Value at end of
   period                                     $9.824           $8.827           $9.114           $8.303           $6.646
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    180              111              109               70                6
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.763           $9.065           $8.276           $6.637          $10.220
  Accumulation Unit Value at end of
   period                                     $9.732           $8.763           $9.065           $8.276           $6.637
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11                3                7                5                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.683           $9.005           $8.241           $6.626                -
  Accumulation Unit Value at end of
   period                                     $9.619           $8.683           $9.005           $8.241                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     36               45               44               41                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.667           $8.993           $8.234           $6.624          $10.220
  Accumulation Unit Value at end of
   period                                     $9.597           $8.667           $8.993           $8.234           $6.624
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.452          $13.993          $12.845          $10.358                -
  Accumulation Unit Value at end of
   period                                    $14.858          $13.452          $13.993          $12.845                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.638          $10.223           $9.795           $8.877          $10.017
  Accumulation Unit Value at end of
   period                                    $10.983          $10.638          $10.223           $9.795           $8.877
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    448              466              622              601              371

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.521          $10.141           $9.747           $8.860          $10.017
  Accumulation Unit Value at end of
   period                                    $10.830          $10.521          $10.141           $9.747           $8.860
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    515              356              374              270                8
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.444          $10.087           $9.714           $8.848          $10.017
  Accumulation Unit Value at end of
   period                                    $10.730          $10.444          $10.087           $9.714           $8.848
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     27               41               48               52               46
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.349          $10.020           $9.674           $8.833                -
  Accumulation Unit Value at end of
   period                                    $10.605          $10.349          $10.020           $9.674                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     95              116              105              122                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.330          $10.007           $9.665           $8.830          $10.017
  Accumulation Unit Value at end of
   period                                    $10.580          $10.330          $10.007           $9.665           $8.830
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2                3                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.012          $11.665          $11.295          $10.345                -
  Accumulation Unit Value at end of
   period                                    $12.272          $12.012          $11.665          $11.295                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                4                5                5                -
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.072          $10.799          $10.477           $9.738           $9.982
  Accumulation Unit Value at end of
   period                                    $11.520          $11.072          $10.799          $10.477           $9.738
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    117              139              133              210              180
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.950          $10.713          $10.424           $9.718           $9.982
  Accumulation Unit Value at end of
   period                                    $11.360          $10.950          $10.713          $10.424           $9.718
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     92               90               99               60                8
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.870          $10.656          $10.390           $9.705           $9.982
  Accumulation Unit Value at end of
   period                                    $11.254          $10.870          $10.656          $10.390           $9.705
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                7                8                7               16
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.771          $10.585          $10.346           $9.689                -
  Accumulation Unit Value at end of
   period                                    $11.124          $10.771          $10.585          $10.346                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     25               26               23               27                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.751          $10.571          $10.338           $9.686           $9.982
  Accumulation Unit Value at end of
   period                                    $11.098          $10.751          $10.571          $10.338           $9.686
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.757          $11.588          $11.361          $10.671                -
  Accumulation Unit Value at end of
   period                                    $12.105          $11.757          $11.588          $11.361                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                1                2                2                -
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.377           $8.988           $8.206           $5.988          $10.078
  Accumulation Unit Value at end of
   period                                     $9.660           $8.377           $8.988           $8.206           $5.988
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    148              164              196              251              194
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.285           $8.916           $8.165           $5.976          $10.078
  Accumulation Unit Value at end of
   period                                     $9.526           $8.285           $8.916           $8.165           $5.976
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    181              171              179              173                6

46

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.225           $8.868           $8.137           $5.968          $10.078
  Accumulation Unit Value at end of
   period                                     $9.437           $8.225           $8.868           $8.137           $5.968
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23               26               36               44               38
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.150           $8.809           $8.103           $5.958                -
  Accumulation Unit Value at end of
   period                                     $9.328           $8.150           $8.809           $8.103                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    116              151              155              168                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.135           $8.798           $8.097           $5.956          $10.078
  Accumulation Unit Value at end of
   period                                     $9.306           $8.135           $8.798           $8.097           $5.956
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.291          $15.495          $14.296          $10.543                -
  Accumulation Unit Value at end of
   period                                    $16.308          $14.291          $15.495          $14.296                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                1                1                -                -
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.631           $9.667           $8.826           $6.332          $10.057
  Accumulation Unit Value at end of
   period                                    $10.369           $8.631           $9.667           $8.826           $6.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               40               41               64               50
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.537           $9.590           $8.782           $6.319          $10.057
  Accumulation Unit Value at end of
   period                                    $10.225           $8.537           $9.590           $8.782           $6.319
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     76               98              114               92                8
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.474           $9.539           $8.752           $6.311          $10.057
  Accumulation Unit Value at end of
   period                                    $10.130           $8.474           $9.539           $8.752           $6.311
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                6               10                9               11
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.397           $9.475           $8.716           $6.300                -
  Accumulation Unit Value at end of
   period                                    $10.012           $8.397           $9.475           $8.716                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    116              153              198              213                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.381           $9.463           $8.709           $6.298          $10.057
  Accumulation Unit Value at end of
   period                                     $9.989           $8.381           $9.463           $8.709           $6.298
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.025          $15.874          $14.646          $10.618                -
  Accumulation Unit Value at end of
   period                                    $16.673          $14.025          $15.874          $14.646                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                1                1                -                -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.573           $9.557           $7.964           $5.038          $10.088
  Accumulation Unit Value at end of
   period                                     $8.774           $7.573           $9.557           $7.964           $5.038
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     94              112              133              189               91
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.490           $9.481           $7.924           $5.028          $10.088
  Accumulation Unit Value at end of
   period                                     $8.652           $7.490           $9.481           $7.924           $5.028
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    164              207              246              223                7
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.435           $9.430           $7.897           $5.021          $10.088
  Accumulation Unit Value at end of
   period                                     $8.571           $7.435           $9.430           $7.897           $5.021
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                8                9               20                8

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.367           $9.368           $7.865           $5.013                -
  Accumulation Unit Value at end of
   period                                     $8.472           $7.367           $9.368           $7.865                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     42               63               69               80                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.354           $9.355           $7.858           $5.011          $10.088
  Accumulation Unit Value at end of
   period                                     $8.452           $7.354           $9.355           $7.858           $5.011
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                2                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.425          $19.673          $16.566          $10.591                -
  Accumulation Unit Value at end of
   period                                    $17.685          $15.425          $19.673          $16.566                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                1                1                -                -
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.676           $9.248           $7.947           $5.815          $10.075
  Accumulation Unit Value at end of
   period                                    $10.028           $8.676           $9.248           $7.947           $5.815
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    740              824              967            1,053              684
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.581           $9.174           $7.907           $5.803          $10.074
  Accumulation Unit Value at end of
   period                                     $9.889           $8.581           $9.174           $7.907           $5.803
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    740              837              850              686               29
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.519           $9.125           $7.881           $5.795          $10.074
  Accumulation Unit Value at end of
   period                                     $9.797           $8.519           $9.125           $7.881           $5.795
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     46               59               63               89              104
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.441           $9.065           $7.848           $5.785                -
  Accumulation Unit Value at end of
   period                                     $9.683           $8.441           $9.065           $7.848                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    419              520              632              685                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.425           $9.052           $7.842           $5.783          $10.074
  Accumulation Unit Value at end of
   period                                     $9.660           $8.425           $9.052           $7.842           $5.783
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                5                6                7                8
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.929          $16.080          $13.964          $10.325                -
  Accumulation Unit Value at end of
   period                                    $17.075          $14.929          $16.080          $13.964                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2                2                -
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.693           $9.034           $8.269           $6.428          $10.187
  Accumulation Unit Value at end of
   period                                    $10.014           $8.693           $9.034           $8.269           $6.428
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    401              402              481              510              374
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.598           $8.961           $8.228           $6.415          $10.187
  Accumulation Unit Value at end of
   period                                     $9.874           $8.598           $8.961           $8.228           $6.415
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    416              400              420              351               15
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.535           $8.914           $8.201           $6.406          $10.187
  Accumulation Unit Value at end of
   period                                     $9.782           $8.535           $8.914           $8.201           $6.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     39               42               47               58               64
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.457           $8.854           $8.166           $6.396                -
  Accumulation Unit Value at end of
   period                                     $9.669           $8.457           $8.854           $8.166                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    245              296              345              376                -

48

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.441           $8.843           $8.160           $6.393          $10.186
  Accumulation Unit Value at end of
   period                                     $9.646           $8.441           $8.843           $8.160           $6.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                2                3                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.459          $14.134          $13.075          $10.271                -
  Accumulation Unit Value at end of
   period                                    $15.342          $13.459          $14.134          $13.075                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.490           $8.883           $8.450           $6.021          $10.059
  Accumulation Unit Value at end of
   period                                     $8.658           $7.490           $8.883           $8.450           $6.021
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    408              438              476              470              332
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.408           $8.812           $8.408           $6.009          $10.059
  Accumulation Unit Value at end of
   period                                     $8.538           $7.408           $8.812           $8.408           $6.009
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    464              500              517              350               14
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.354           $8.765           $8.380           $6.001          $10.059
  Accumulation Unit Value at end of
   period                                     $8.458           $7.354           $8.765           $8.380           $6.001
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     42               50               46               44               53
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.287           $8.707           $8.345           $5.991                -
  Accumulation Unit Value at end of
   period                                     $8.360           $7.287           $8.707           $8.345                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    110              139              145              130                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.273           $8.695           $8.338           $5.989          $10.059
  Accumulation Unit Value at end of
   period                                     $8.340           $7.273           $8.695           $8.338           $5.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                2                3                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.960          $15.532          $14.931          $10.751                -
  Accumulation Unit Value at end of
   period                                    $14.824          $12.960          $15.532          $14.931                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                1                -
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.480          $10.057           $8.703           $5.935          $10.052
  Accumulation Unit Value at end of
   period                                     $9.794           $8.480          $10.057           $8.703           $5.935
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     91              137              168              181              127
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.387           $9.977           $8.659           $5.923          $10.052
  Accumulation Unit Value at end of
   period                                     $9.658           $8.387           $9.977           $8.659           $5.923
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    202              209              240              177               10
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.326           $9.924           $8.631           $5.915          $10.052
  Accumulation Unit Value at end of
   period                                     $9.568           $8.326           $9.924           $8.631           $5.915
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               11               17               22               14
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.250           $9.858           $8.595           $5.905                -
  Accumulation Unit Value at end of
   period                                     $9.457           $8.250           $9.858           $8.595                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     58               73               73               77                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.235           $9.845           $8.587           $5.903          $10.052
  Accumulation Unit Value at end of
   period                                     $9.435           $8.235           $9.845           $8.587           $5.903
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                2                1                2                2

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.513          $17.394          $15.210          $10.483                -
  Accumulation Unit Value at end of
   period                                    $16.587          $14.513          $17.394          $15.210                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.268           $9.697           $8.435           $6.333          $10.607
  Accumulation Unit Value at end of
   period                                    $10.582           $9.268           $9.697           $8.435           $6.333
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    164              183              224              266              254
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.162           $9.615           $8.389           $6.318          $10.602
  Accumulation Unit Value at end of
   period                                    $10.430           $9.162           $9.615           $8.389           $6.318
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    183              164              217              184               25
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.092           $9.560           $8.358           $6.307          $10.598
  Accumulation Unit Value at end of
   period                                    $10.329           $9.092           $9.560           $8.358           $6.307
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16               18               49               56               41
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.005           $9.493           $8.320           $6.294                -
  Accumulation Unit Value at end of
   period                                    $10.205           $9.005           $9.493           $8.320                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     99              131              138              150                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.988           $9.479           $8.312           $6.291          $10.593
  Accumulation Unit Value at end of
   period                                    $10.181           $8.988           $9.479           $8.312           $6.291
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                3                3                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.478          $15.309          $13.457          $10.211                -
  Accumulation Unit Value at end of
   period                                    $16.359          $14.478          $15.309          $13.457                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                6                6                6                -
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.445           $9.880           $8.517           $6.380          $10.292
  Accumulation Unit Value at end of
   period                                    $11.351           $9.445           $9.880           $8.517           $6.380
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                1                1                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.336           $9.796           $8.471           $6.364          $10.286
  Accumulation Unit Value at end of
   period                                    $11.188           $9.336           $9.796           $8.471           $6.364
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               13               19                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.265           $9.741           $8.440           $6.353          $10.283
  Accumulation Unit Value at end of
   period                                    $11.080           $9.265           $9.741           $8.440           $6.353
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.177           $9.672           $8.401           $6.340                -
  Accumulation Unit Value at end of
   period                                    $10.947           $9.177           $9.672           $8.401                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                1                1                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.159           $9.658           $8.393           $6.337          $10.278
  Accumulation Unit Value at end of
   period                                    $10.920           $9.159           $9.658           $8.393           $6.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.132          $15.997          $13.936          $10.549                -
  Accumulation Unit Value at end of
   period                                    $17.997          $15.132          $15.997          $13.936                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -

50

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.792           $8.946           $7.346           $5.839          $10.328
  Accumulation Unit Value at end of
   period                                     $9.889           $8.792           $8.946           $7.346           $5.839
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     38               43               32               64               54
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.692           $8.870           $7.306           $5.825          $10.322
  Accumulation Unit Value at end of
   period                                     $9.747           $8.692           $8.870           $7.306           $5.825
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     40               50               32               33               22
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.625           $8.820           $7.279           $5.815          $10.319
  Accumulation Unit Value at end of
   period                                     $9.653           $8.625           $8.820           $7.279           $5.815
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7               11               13               10                9
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.543           $8.758           $7.246           $5.803                -
  Accumulation Unit Value at end of
   period                                     $9.537           $8.543           $8.758           $7.246                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                7                8                7                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.526           $8.745           $7.239           $5.800          $10.314
  Accumulation Unit Value at end of
   period                                     $9.514           $8.526           $8.745           $7.239           $5.800
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.694          $15.109          $12.538          $10.071                -
  Accumulation Unit Value at end of
   period                                    $16.354          $14.694          $15.109          $12.538                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.765          $11.142           $8.814           $6.415          $10.250
  Accumulation Unit Value at end of
   period                                    $10.998           $9.765          $11.142           $8.814           $6.415
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    144              144              152              205              130
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.653          $11.047           $8.766           $6.399          $10.245
  Accumulation Unit Value at end of
   period                                    $10.840           $9.653          $11.047           $8.766           $6.399
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    187              218              267              244               15
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.579          $10.985           $8.733           $6.388          $10.241
  Accumulation Unit Value at end of
   period                                    $10.735           $9.579          $10.985           $8.733           $6.388
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               14               28               40               59
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.488          $10.907           $8.693           $6.375                -
  Accumulation Unit Value at end of
   period                                    $10.606           $9.488          $10.907           $8.693                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     49               70               81               84                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.470          $10.892           $8.685           $6.372          $10.236
  Accumulation Unit Value at end of
   period                                    $10.581           $9.470          $10.892           $8.685           $6.372
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                4                4                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.477          $17.846          $14.267          $10.493                -
  Accumulation Unit Value at end of
   period                                    $17.250          $15.477          $17.846          $14.267                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                2                2                2                -
FIDELITY VIP VALUE STRATEGIES PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.147          $10.228           $8.235           $5.330          $10.456
  Accumulation Unit Value at end of
   period                                    $11.427           $9.147          $10.228           $8.235           $5.330
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                3                6               12                2

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.042          $10.142           $8.189           $5.316          $10.451
  Accumulation Unit Value at end of
   period                                    $11.262           $9.042          $10.142           $8.189           $5.316
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     55               60               76              106               55
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.973          $10.084           $8.159           $5.307          $10.447
  Accumulation Unit Value at end of
   period                                    $11.153           $8.973          $10.084           $8.159           $5.307
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1               11                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.887          $10.013           $8.122           $5.296                -
  Accumulation Unit Value at end of
   period                                    $11.019           $8.887          $10.013           $8.122                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                6                9               10                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.870           $9.999           $8.114           $5.294          $10.442
  Accumulation Unit Value at end of
   period                                    $10.993           $8.870           $9.999           $8.114           $5.294
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.857          $20.179          $16.417          $10.738                -
  Accumulation Unit Value at end of
   period                                    $22.075          $17.857          $20.179          $16.417                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.061          $10.762           $9.430           $7.229          $10.887
  Accumulation Unit Value at end of
   period                                    $10.806          $10.061          $10.762           $9.430           $7.229
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                6                4                5                5
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.946          $10.671           $9.378           $7.210          $10.881
  Accumulation Unit Value at end of
   period                                    $10.650           $9.946          $10.671           $9.378           $7.210
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                8               10                5                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.870          $10.611           $9.344           $7.198          $10.877
  Accumulation Unit Value at end of
   period                                    $10.548           $9.870          $10.611           $9.344           $7.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.776          $10.536           $9.301           $7.183                -
  Accumulation Unit Value at end of
   period                                    $10.421           $9.776          $10.536           $9.301                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2                6                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.757          $10.521           $9.292           $7.180          $10.872
  Accumulation Unit Value at end of
   period                                    $10.396           $9.757          $10.521           $9.292           $7.180
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.534          $14.630          $12.954          $10.035                -
  Accumulation Unit Value at end of
   period                                    $14.384          $13.534          $14.630          $12.954                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                1                1                -                -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.715          $10.655           $9.630           $7.235          $10.502
  Accumulation Unit Value at end of
   period                                    $11.857          $10.715          $10.655           $9.630           $7.235
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    530              568              571              803              455
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.592          $10.565           $9.577           $7.217          $10.497
  Accumulation Unit Value at end of
   period                                    $11.687          $10.592          $10.565           $9.577           $7.217
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    316              327              337              248               35

52

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.511          $10.505           $9.542           $7.205          $10.493
  Accumulation Unit Value at end of
   period                                    $11.574          $10.511          $10.505           $9.542           $7.205
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     28               43               49               61               55
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.411          $10.431           $9.498           $7.190                -
  Accumulation Unit Value at end of
   period                                    $11.435          $10.411          $10.431           $9.498                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     95              123              135              158                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.391          $10.416           $9.489           $7.187          $10.488
  Accumulation Unit Value at end of
   period                                    $11.407          $10.391          $10.416           $9.489           $7.187
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.335          $15.411          $14.075          $10.687                -
  Accumulation Unit Value at end of
   period                                    $16.793          $15.335          $15.411          $14.075                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                5                5                5                -
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.552          $11.165           $8.862           $6.986          $10.773
  Accumulation Unit Value at end of
   period                                    $12.269          $10.552          $11.165           $8.862           $6.986
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     44               47               54               65               47
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.431          $11.071           $8.814           $6.968          $10.767
  Accumulation Unit Value at end of
   period                                    $12.092          $10.431          $11.071           $8.814           $6.968
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     73              105              156               75               97
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.351          $11.008           $8.781           $6.956          $10.764
  Accumulation Unit Value at end of
   period                                    $11.976          $10.351          $11.008           $8.781           $6.956
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                5               17               17               16
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.252          $10.930           $8.741           $6.942                -
  Accumulation Unit Value at end of
   period                                    $11.832          $10.252          $10.930           $8.741                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9               12               13               16                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.233          $10.915           $8.733           $6.939          $10.758
  Accumulation Unit Value at end of
   period                                    $11.803          $10.233          $10.915           $8.733           $6.939
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.542          $16.619          $13.331          $10.619                -
  Accumulation Unit Value at end of
   period                                    $17.883          $15.542          $16.619          $13.331                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
FRANKLIN SMALL-MID CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.625          $11.372           $9.072           $6.434          $10.702
  Accumulation Unit Value at end of
   period                                    $11.573          $10.625          $11.372           $9.072           $6.434
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     30               22               30               24               17
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.504          $11.275           $9.022           $6.417          $10.697
  Accumulation Unit Value at end of
   period                                    $11.406          $10.504          $11.275           $9.022           $6.417
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               22               50               55                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.423          $11.211           $8.989           $6.407          $10.693
  Accumulation Unit Value at end of
   period                                    $11.296          $10.423          $11.211           $8.989           $6.407
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                3               10                9

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.324          $11.132           $8.948           $6.393                -
  Accumulation Unit Value at end of
   period                                    $11.160          $10.324          $11.132           $8.948                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                8                9                6                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.304          $11.116           $8.940           $6.391          $10.688
  Accumulation Unit Value at end of
   period                                    $11.134          $10.304          $11.116           $8.940           $6.391
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.081          $17.393          $14.022          $10.049                -
  Accumulation Unit Value at end of
   period                                    $17.333          $16.081          $17.393          $14.022                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.799          $11.713          $10.745           $8.707          $10.181
  Accumulation Unit Value at end of
   period                                    $13.069          $11.799          $11.713          $10.745           $8.707
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    406              439              471              571              367
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.664          $11.613          $10.686           $8.685          $10.176
  Accumulation Unit Value at end of
   period                                    $12.881          $11.664          $11.613          $10.686           $8.685
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    272              290              315              246                5
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.575          $11.548          $10.646           $8.670          $10.172
  Accumulation Unit Value at end of
   period                                    $12.757          $11.575          $11.548          $10.646           $8.670
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     26               35               36               36               44
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.464          $11.466          $10.598           $8.652                -
  Accumulation Unit Value at end of
   period                                    $12.604          $11.464          $11.466          $10.598                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    122              116              129              110                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.442          $11.450          $10.588           $8.649          $10.167
  Accumulation Unit Value at end of
   period                                    $12.573          $11.442          $11.450          $10.588           $8.649
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                3                3                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.776          $13.820          $12.811          $10.491                -
  Accumulation Unit Value at end of
   period                                    $15.100          $13.776          $13.820          $12.811                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                3                3                -
HARTFORD BALANCED HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.175          $10.161           $9.217           $7.195          $10.412
  Accumulation Unit Value at end of
   period                                    $11.207          $10.175          $10.161           $9.217           $7.195
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     75              116              138              152               82
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.059          $10.075           $9.166           $7.177          $10.407
  Accumulation Unit Value at end of
   period                                    $11.045          $10.059          $10.075           $9.166           $7.177
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     32               34               42               19                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.982          $10.018           $9.133           $7.165          $10.403
  Accumulation Unit Value at end of
   period                                    $10.939           $9.982          $10.018           $9.133           $7.165
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                4                4                8                7
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.887           $9.947           $9.091           $7.150                -
  Accumulation Unit Value at end of
   period                                    $10.807           $9.887           $9.947           $9.091                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19               22                8               10                -

54

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.868           $9.933           $9.082           $7.147          $10.398
  Accumulation Unit Value at end of
   period                                    $10.781           $9.868           $9.933           $9.082           $7.147
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.189          $14.319          $13.125          $10.355                -
  Accumulation Unit Value at end of
   period                                    $15.464          $14.189          $14.319          $13.125                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.316           $9.547           $8.335           $5.820          $10.579
  Accumulation Unit Value at end of
   period                                     $9.675           $8.316           $9.547           $8.335           $5.820
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    884            1,055            1,217            1,398            1,025
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.220           $9.466           $8.289           $5.806          $10.574
  Accumulation Unit Value at end of
   period                                     $9.535           $8.220           $9.466           $8.289           $5.806
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,850            2,009            2,114            1,702              169
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.157           $9.413           $8.259           $5.796          $10.570
  Accumulation Unit Value at end of
   period                                     $9.443           $8.157           $9.413           $8.259           $5.796
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    130              136              100              138              158
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.079           $9.346           $8.221           $5.784                -
  Accumulation Unit Value at end of
   period                                     $9.330           $8.079           $9.346           $8.221                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    394              500              558              562                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.064           $9.333           $8.214           $5.781          $10.565
  Accumulation Unit Value at end of
   period                                     $9.307           $8.064           $9.333           $8.214           $5.781
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                6                7                8                9
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.450          $16.766          $14.792          $10.438                -
  Accumulation Unit Value at end of
   period                                    $16.637          $14.450          $16.766          $14.792                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4               10               11                9                -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.383           $9.435           $8.415           $6.812          $10.248
  Accumulation Unit Value at end of
   period                                    $10.850           $9.383           $9.435           $8.415           $6.812
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    216              249              264              288              192
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.276           $9.355           $8.369           $6.795          $10.243
  Accumulation Unit Value at end of
   period                                    $10.694           $9.276           $9.355           $8.369           $6.795
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    219              241              266              203                6
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.205           $9.302           $8.338           $6.783          $10.239
  Accumulation Unit Value at end of
   period                                    $10.591           $9.205           $9.302           $8.338           $6.783
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16               17               19               18               21
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.117           $9.236           $8.300           $6.769                -
  Accumulation Unit Value at end of
   period                                    $10.464           $9.117           $9.236           $8.300                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     53               60               68               65                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.099           $9.223           $8.292           $6.766          $10.234
  Accumulation Unit Value at end of
   period                                    $10.438           $9.099           $9.223           $8.292           $6.766
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                4                4                4                3

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.909          $14.134          $12.739          $10.421                -
  Accumulation Unit Value at end of
   period                                    $15.916          $13.909          $14.134          $12.739                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                1                -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.693           $9.732           $8.744           $7.133          $10.482
  Accumulation Unit Value at end of
   period                                    $10.826           $9.693           $9.732           $8.744           $7.133
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    481              593              636              614              505
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.582           $9.649           $8.695           $7.115          $10.477
  Accumulation Unit Value at end of
   period                                    $10.670           $9.582           $9.649           $8.695           $7.115
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,133            1,200            1,309              868               64
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.509           $9.594           $8.664           $7.103          $10.473
  Accumulation Unit Value at end of
   period                                    $10.567           $9.509           $9.594           $8.664           $7.103
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               23               48               62               59
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.418           $9.527           $8.624           $7.089                -
  Accumulation Unit Value at end of
   period                                    $10.440           $9.418           $9.527           $8.624                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    120              138              145              135                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.400           $9.513           $8.616           $7.086          $10.468
  Accumulation Unit Value at end of
   period                                    $10.415           $9.400           $9.513           $8.616           $7.086
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                1                1                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.612          $13.810          $12.538          $10.337                -
  Accumulation Unit Value at end of
   period                                    $15.043          $13.612          $13.810          $12.538                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2                1                -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.809           $8.043           $7.160           $5.369          $10.507
  Accumulation Unit Value at end of
   period                                     $8.261           $6.809           $8.043           $7.160           $5.369
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1               12                8                7
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $6.731           $7.974           $7.121           $5.356          $10.502
  Accumulation Unit Value at end of
   period                                     $8.142           $6.731           $7.974           $7.121           $5.356
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                5                5                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.679           $7.929           $7.094           $5.347          $10.498
  Accumulation Unit Value at end of
   period                                     $8.063           $6.679           $7.929           $7.094           $5.347
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                1                1                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.615           $7.873           $7.062           $5.335                -
  Accumulation Unit Value at end of
   period                                     $7.966           $6.615           $7.873           $7.062                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                4                4                4                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.603           $7.862           $7.055           $5.333          $10.493
  Accumulation Unit Value at end of
   period                                     $7.947           $6.603           $7.862           $7.055           $5.333
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                1                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.943          $15.450          $13.900          $10.533                -
  Accumulation Unit Value at end of
   period                                    $15.540          $12.943          $15.450          $13.900                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -

56

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.735           $9.794           $8.587           $6.145          $10.476
  Accumulation Unit Value at end of
   period                                    $10.167           $8.735           $9.794           $8.587           $6.145
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                4               10                2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.635           $9.711           $8.539           $6.130          $10.471
  Accumulation Unit Value at end of
   period                                    $10.020           $8.635           $9.711           $8.539           $6.130
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                4                4                2                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.568           $9.656           $8.508           $6.119          $10.467
  Accumulation Unit Value at end of
   period                                     $9.924           $8.568           $9.656           $8.508           $6.119
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.487           $9.587           $8.469           $6.107                -
  Accumulation Unit Value at end of
   period                                     $9.804           $8.487           $9.587           $8.469                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                -                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.470           $9.574           $8.461           $6.104          $10.462
  Accumulation Unit Value at end of
   period                                     $9.781           $8.470           $9.574           $8.461           $6.104
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.427          $16.347          $14.483          $10.475                -
  Accumulation Unit Value at end of
   period                                    $16.617          $14.427          $16.347          $14.483                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.096          $10.162           $8.659           $6.561          $10.642
  Accumulation Unit Value at end of
   period                                    $10.590           $9.096          $10.162           $8.659           $6.561
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6               23               36                5                5
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.992          $10.076           $8.611           $6.544          $10.637
  Accumulation Unit Value at end of
   period                                    $10.438           $8.992          $10.076           $8.611           $6.544
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     36               56               48               14                3
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.924          $10.019           $8.580           $6.533          $10.633
  Accumulation Unit Value at end of
   period                                    $10.337           $8.924          $10.019           $8.580           $6.533
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                6                3                1                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.838           $9.948           $8.541           $6.520                -
  Accumulation Unit Value at end of
   period                                    $10.213           $8.838           $9.948           $8.541                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                4               11                4                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.821           $9.934           $8.533           $6.517          $10.628
  Accumulation Unit Value at end of
   period                                    $10.188           $8.821           $9.934           $8.533           $6.517
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                1                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.971          $15.772          $13.581          $10.399                -
  Accumulation Unit Value at end of
   period                                    $16.095          $13.971          $15.772          $13.581                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                -                -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.959           $8.884           $7.686           $6.032          $10.178
  Accumulation Unit Value at end of
   period                                     $9.927           $7.959           $8.884           $7.686           $6.032
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    316              345              379              379              236

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.868           $8.809           $7.644           $6.017          $10.173
  Accumulation Unit Value at end of
   period                                     $9.784           $7.868           $8.809           $7.644           $6.017
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    278              327              355              279               14
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.808           $8.759           $7.616           $6.007          $10.169
  Accumulation Unit Value at end of
   period                                     $9.689           $7.808           $8.759           $7.616           $6.007
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     27               30               35               40               51
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.733           $8.697           $7.581           $5.994                -
  Accumulation Unit Value at end of
   period                                     $9.573           $7.733           $8.697           $7.581                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     60               86               99              102                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.718           $8.684           $7.574           $5.992          $10.164
  Accumulation Unit Value at end of
   period                                     $9.550           $7.718           $8.684           $7.574           $5.992
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                5                4                5                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.476          $15.201          $13.290          $10.540                -
  Accumulation Unit Value at end of
   period                                    $16.632          $13.476          $15.201          $13.290                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2                2                -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.254          $12.877          $11.276           $7.623          $10.351
  Accumulation Unit Value at end of
   period                                    $14.896          $13.254          $12.877          $11.276           $7.623
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    141              125              302              291               38
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.103          $12.768          $11.215           $7.604          $10.346
  Accumulation Unit Value at end of
   period                                    $14.681          $13.103          $12.768          $11.215           $7.604
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    139              143              138               98                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.003          $12.696          $11.173           $7.591          $10.342
  Accumulation Unit Value at end of
   period                                    $14.540          $13.003          $12.696          $11.173           $7.591
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5               16                9                3
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.878          $12.606          $11.122           $7.575                -
  Accumulation Unit Value at end of
   period                                    $14.365          $12.878          $12.606          $11.122                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     42               52               50               41                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.854          $12.588          $11.112           $7.572          $10.337
  Accumulation Unit Value at end of
   period                                    $14.331          $12.854          $12.588          $11.112           $7.572
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                2                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.492          $17.173          $15.197          $10.382                -
  Accumulation Unit Value at end of
   period                                    $19.453          $17.492          $17.173          $15.197                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                2                1                1                -
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.779           $9.197           $8.171           $6.227          $10.407
  Accumulation Unit Value at end of
   period                                     $9.192           $7.779           $9.197           $8.171           $6.227
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     72               81               87               66               55
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.689           $9.119           $8.126           $6.212          $10.402
  Accumulation Unit Value at end of
   period                                     $9.059           $7.689           $9.119           $8.126           $6.212
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     89               94               96               73               13

58

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.631           $9.067           $8.096           $6.201          $10.398
  Accumulation Unit Value at end of
   period                                     $8.972           $7.631           $9.067           $8.096           $6.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                8               10                9               19
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.558           $9.003           $8.059           $6.188                -
  Accumulation Unit Value at end of
   period                                     $8.864           $7.558           $9.003           $8.059                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               27               31               38                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.543           $8.991           $8.052           $6.186          $10.393
  Accumulation Unit Value at end of
   period                                     $8.843           $7.543           $8.991           $8.052           $6.186
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                3                2                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.942          $15.464          $13.883          $10.693                -
  Accumulation Unit Value at end of
   period                                    $15.134          $12.942          $15.464          $13.883                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                1                -                -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.517           $9.680           $9.846          $10.008          $10.012
  Accumulation Unit Value at end of
   period                                     $9.356           $9.517           $9.680           $9.846          $10.008
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    225              435              790            1,080            1,809
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.408           $9.598           $9.792           $9.983          $10.007
  Accumulation Unit Value at end of
   period                                     $9.222           $9.408           $9.598           $9.792           $9.983
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    252              288              205              235              158
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.336           $9.544           $9.756           $9.966          $10.004
  Accumulation Unit Value at end of
   period                                     $9.133           $9.336           $9.544           $9.756           $9.966
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               67               69               84              250
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.247           $9.476           $9.711           $9.945                -
  Accumulation Unit Value at end of
   period                                     $9.023           $9.247           $9.476           $9.711                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     64               53              103              155                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.229           $9.463           $9.703           $9.941           $9.999
  Accumulation Unit Value at end of
   period                                     $9.001           $9.229           $9.463           $9.703           $9.941
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                9               10               10               13
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.195           $9.451           $9.714           $9.978                -
  Accumulation Unit Value at end of
   period                                     $8.945           $9.195           $9.451           $9.714                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                1                -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.785          $10.299           $8.439           $6.639          $10.460
  Accumulation Unit Value at end of
   period                                    $11.124           $9.785          $10.299           $8.439           $6.639
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16               13               18               30               19
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.673          $10.211           $8.392           $6.622          $10.455
  Accumulation Unit Value at end of
   period                                    $10.964           $9.673          $10.211           $8.392           $6.622
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20               23               26               25                3
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.599          $10.154           $8.361           $6.611          $10.451
  Accumulation Unit Value at end of
   period                                    $10.858           $9.599          $10.154           $8.361           $6.611
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                7                1                2               16

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.507          $10.082           $8.323           $6.597                -
  Accumulation Unit Value at end of
   period                                    $10.728           $9.507          $10.082           $8.323                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7               10               10               16                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.489          $10.067           $8.315           $6.595          $10.446
  Accumulation Unit Value at end of
   period                                    $10.702           $9.489          $10.067           $8.315           $6.595
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.927          $15.877          $13.147          $10.452                -
  Accumulation Unit Value at end of
   period                                    $16.793          $14.927          $15.877          $13.147                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                1                1                1                -
HARTFORD SMALL/MID CAP EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.016          $10.305           $8.330           $5.730          $10.243
  Accumulation Unit Value at end of
   period                                    $11.410          $10.016          $10.305           $8.330           $5.730
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     26               17               29               39               16
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.901          $10.218           $8.284           $5.715          $10.238
  Accumulation Unit Value at end of
   period                                    $11.246           $9.901          $10.218           $8.284           $5.715
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     34               30               29               53                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.826          $10.160           $8.254           $5.706          $10.235
  Accumulation Unit Value at end of
   period                                    $11.138           $9.826          $10.160           $8.254           $5.706
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                3                3                8                4
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.732          $10.088           $8.216           $5.694                -
  Accumulation Unit Value at end of
   period                                    $11.004           $9.732          $10.088           $8.216                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                3                2                8                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.713          $10.074           $8.208           $5.691          $10.229
  Accumulation Unit Value at end of
   period                                    $10.977           $9.713          $10.074           $8.208           $5.691
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.458          $18.151          $14.827          $10.306                -
  Accumulation Unit Value at end of
   period                                    $19.680          $17.458          $18.151          $14.827                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.276          $12.312           $9.170           $6.889          $10.630
  Accumulation Unit Value at end of
   period                                    $14.169          $12.276          $12.312           $9.170           $6.889
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16               20               13                9                5
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.136          $12.208           $9.120           $6.872          $10.625
  Accumulation Unit Value at end of
   period                                    $13.965          $12.136          $12.208           $9.120           $6.872
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     38               30               24               19                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.043          $12.139           $9.086           $6.861          $10.621
  Accumulation Unit Value at end of
   period                                    $13.831          $12.043          $12.139           $9.086           $6.861
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                2                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.928          $12.053           $9.045           $6.846                -
  Accumulation Unit Value at end of
   period                                    $13.664          $11.928          $12.053           $9.045                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2               16               10                3                -

60

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.905          $12.036           $9.036           $6.843          $10.616
  Accumulation Unit Value at end of
   period                                    $13.631          $11.905          $12.036           $9.036           $6.843
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $18.375          $18.623          $14.017          $10.642                -
  Accumulation Unit Value at end of
   period                                    $20.987          $18.375          $18.623          $14.017                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.529           $9.800           $8.683           $6.240          $10.632
  Accumulation Unit Value at end of
   period                                    $10.716           $9.529           $9.800           $8.683           $6.240
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               14               16               15               19
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.420           $9.717           $8.635           $6.224          $10.627
  Accumulation Unit Value at end of
   period                                    $10.562           $9.420           $9.717           $8.635           $6.224
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9               12               12                9                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.348           $9.662           $8.603           $6.214          $10.623
  Accumulation Unit Value at end of
   period                                    $10.460           $9.348           $9.662           $8.603           $6.214
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.259           $9.593           $8.564           $6.201                -
  Accumulation Unit Value at end of
   period                                    $10.334           $9.259           $9.593           $8.564                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                2                2                3                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.241           $9.580           $8.556           $6.198          $10.618
  Accumulation Unit Value at end of
   period                                    $10.309           $9.241           $9.580           $8.556           $6.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.283          $15.883          $14.221          $10.328                -
  Accumulation Unit Value at end of
   period                                    $17.007          $15.283          $15.883          $14.221                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.310          $10.752          $10.172           $8.996           $9.941
  Accumulation Unit Value at end of
   period                                    $11.957          $11.310          $10.752          $10.172           $8.996
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    866              918            1,034            1,048              700
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.180          $10.661          $10.116           $8.973           $9.935
  Accumulation Unit Value at end of
   period                                    $11.785          $11.180          $10.661          $10.116           $8.973
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,619            1,598            1,687            1,083               56
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.095          $10.600          $10.079           $8.958           $9.932
  Accumulation Unit Value at end of
   period                                    $11.672          $11.095          $10.600          $10.079           $8.958
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     60               57               77               90               79
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.989          $10.526          $10.033           $8.940                -
  Accumulation Unit Value at end of
   period                                    $11.531          $10.989          $10.526          $10.033                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    151              190              216              227                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.968          $10.511          $10.024           $8.936           $9.927
  Accumulation Unit Value at end of
   period                                    $11.503          $10.968          $10.511          $10.024           $8.936
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                4                5                5                5

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.490          $12.000          $11.472          $10.253                -
  Accumulation Unit Value at end of
   period                                    $13.068          $12.490          $12.000          $11.472                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                5                7                -
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.254           $9.945           $9.745           $9.588           $9.797
  Accumulation Unit Value at end of
   period                                    $10.453          $10.254           $9.945           $9.745           $9.588
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    180              247              280              275              283
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.136           $9.860           $9.692           $9.564           $9.792
  Accumulation Unit Value at end of
   period                                    $10.303          $10.136           $9.860           $9.692           $9.564
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    121              116              110               83               25
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.059           $9.805           $9.656           $9.548           $9.789
  Accumulation Unit Value at end of
   period                                    $10.204          $10.059           $9.805           $9.656           $9.548
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                4               13               18                9
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.963           $9.735           $9.612           $9.529                -
  Accumulation Unit Value at end of
   period                                    $10.081           $9.963           $9.735           $9.612                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    127              137              147              147                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.944           $9.722           $9.603           $9.525           $9.784
  Accumulation Unit Value at end of
   period                                    $10.057           $9.944           $9.722           $9.603           $9.525
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.386          $10.179          $10.081          $10.023                -
  Accumulation Unit Value at end of
   period                                    $10.478          $10.386          $10.179          $10.081                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                1                2                5                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.396           $9.748           $8.647           $7.072          $10.636
  Accumulation Unit Value at end of
   period                                    $10.807           $9.396           $9.748           $8.647           $7.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     38               40               42                5                9
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.289           $9.666           $8.599           $7.054          $10.631
  Accumulation Unit Value at end of
   period                                    $10.652           $9.289           $9.666           $8.599           $7.054
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23               19               17                7                3
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.218           $9.611           $8.568           $7.042          $10.627
  Accumulation Unit Value at end of
   period                                    $10.549           $9.218           $9.611           $8.568           $7.042
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                1                3                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.130           $9.543           $8.529           $7.027                -
  Accumulation Unit Value at end of
   period                                    $10.422           $9.130           $9.543           $8.529                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20               14               16                2                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.112           $9.530           $8.521           $7.024          $10.622
  Accumulation Unit Value at end of
   period                                    $10.397           $9.112           $9.530           $8.521           $7.024
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.267          $13.909          $12.468          $10.304                -
  Accumulation Unit Value at end of
   period                                    $15.100          $13.267          $13.909          $12.468                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                1                -                -

62

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. BALANCED RISK ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.922          $10.344                -                -                -
  Accumulation Unit Value at end of
   period                                    $11.880          $10.922                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13                5                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.896          $10.340                -                -                -
  Accumulation Unit Value at end of
   period                                    $11.817          $10.896                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     98               22                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.879          $10.338                -                -                -
  Accumulation Unit Value at end of
   period                                    $11.774          $10.879                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.857          $10.334                -                -                -
  Accumulation Unit Value at end of
   period                                    $11.722          $10.857                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6               12                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.853          $10.334                -                -                -
  Accumulation Unit Value at end of
   period                                    $11.711          $10.853                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.831          $10.331                -                -                -
  Accumulation Unit Value at end of
   period                                    $11.659          $10.831                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                1                -                -                -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.604           $9.797           $9.121           $7.249          $10.384
  Accumulation Unit Value at end of
   period                                    $10.727           $9.604           $9.797           $9.121           $7.249
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                7                6                6               17
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.494           $9.714           $9.072           $7.231          $10.379
  Accumulation Unit Value at end of
   period                                    $10.573           $9.494           $9.714           $9.072           $7.231
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8               19               15               23                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.421           $9.659           $9.038           $7.219          $10.375
  Accumulation Unit Value at end of
   period                                    $10.471           $9.421           $9.659           $9.038           $7.219
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.332           $9.591           $8.997           $7.204                -
  Accumulation Unit Value at end of
   period                                    $10.346           $9.332           $9.591           $8.997                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                4                5                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.314           $9.578           $8.989           $7.201          $10.370
  Accumulation Unit Value at end of
   period                                    $10.321           $9.314           $9.578           $8.989           $7.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.060          $13.464          $12.667          $10.173                -
  Accumulation Unit Value at end of
   period                                    $14.435          $13.060          $13.464          $12.667                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.578           $9.381           $8.474           $6.389          $10.302
  Accumulation Unit Value at end of
   period                                     $9.720           $8.578           $9.381           $8.474           $6.389
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    120              131              116              136               81

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
-----------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.480           $9.302           $8.427           $6.373          $10.297
  Accumulation Unit Value at end of
   period                                     $9.580           $8.480           $9.302           $8.427           $6.373
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    136              146              160              136                7
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.415           $9.249           $8.396           $6.362          $10.294
  Accumulation Unit Value at end of
   period                                     $9.488           $8.415           $9.249           $8.396           $6.362
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               16               11               17               25
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.335           $9.184           $8.358           $6.349                -
  Accumulation Unit Value at end of
   period                                     $9.374           $8.335           $9.184           $8.358                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               39               36               37                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.319           $9.171           $8.350           $6.346          $10.289
  Accumulation Unit Value at end of
   period                                     $9.352           $8.319           $9.171           $8.350           $6.346
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                6                2                2                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.841          $15.297          $13.963          $10.638                -
  Accumulation Unit Value at end of
   period                                    $15.520          $13.841          $15.297          $13.963                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                2                -                -                -
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.970          $11.269           $8.940           $7.521          $10.729
  Accumulation Unit Value at end of
   period                                    $12.258          $10.970          $11.269           $8.940           $7.521
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     37               44               44               37               25
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.844          $11.173           $8.891           $7.503          $10.723
  Accumulation Unit Value at end of
   period                                    $12.081          $10.844          $11.173           $8.891           $7.503
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     42               51               56               40                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.762          $11.110           $8.858           $7.490          $10.720
  Accumulation Unit Value at end of
   period                                    $11.965          $10.762          $11.110           $8.858           $7.490
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                6                8               19
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.659          $11.032           $8.818           $7.475                -
  Accumulation Unit Value at end of
   period                                    $11.822          $10.659          $11.032           $8.818                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                9                7                5                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.639          $11.016           $8.810           $7.471          $10.715
  Accumulation Unit Value at end of
   period                                    $11.793          $10.639          $11.016           $8.810           $7.471
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.780          $15.343          $12.300          $10.458                -
  Accumulation Unit Value at end of
   period                                    $16.342          $14.780          $15.343          $12.300                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
INVESCO VAN KAMPEN V.I. AMERICAN
 FRANCHISE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.134                -                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $9.817                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.129                -                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $9.793                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17                -                -                -                -

64

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
-----------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.125                -                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $9.776                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.121                -                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $9.756                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.120                -                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $9.752                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.116                -                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $9.732                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
INVESCO VAN KAMPEN V.I. AMERICAN VALUE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.255          $10.345           $8.612           $6.295          $10.475
  Accumulation Unit Value at end of
   period                                    $11.804          $10.255          $10.345           $8.612           $6.295
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                8                5               11                6
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.138          $10.258           $8.565           $6.279          $10.469
  Accumulation Unit Value at end of
   period                                    $11.634          $10.138          $10.258           $8.565           $6.279
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     25               25               31               28                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.061          $10.200           $8.534           $6.269          $10.466
  Accumulation Unit Value at end of
   period                                    $11.522          $10.061          $10.200           $8.534           $6.269
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                2                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.965          $10.128           $8.495           $6.256                -
  Accumulation Unit Value at end of
   period                                    $11.384           $9.965          $10.128           $8.495                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                6                5                6                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.946          $10.114           $8.487           $6.253          $10.461
  Accumulation Unit Value at end of
   period                                    $11.357           $9.946          $10.114           $8.487           $6.253
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.662          $16.986          $14.290          $10.555                -
  Accumulation Unit Value at end of
   period                                    $18.979          $16.662          $16.986          $14.290                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
INVESCO VAN KAMPEN V.I. GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.403           $9.786           $8.872           $7.271          $10.476
  Accumulation Unit Value at end of
   period                                    $10.571           $9.403           $9.786           $8.872           $7.271
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               11               11               12                6
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.296           $9.703           $8.823           $7.253          $10.470
  Accumulation Unit Value at end of
   period                                    $10.419           $9.296           $9.703           $8.823           $7.253
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               16               15                7                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.225           $9.648           $8.791           $7.241          $10.467
  Accumulation Unit Value at end of
   period                                    $10.319           $9.225           $9.648           $8.791           $7.241
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
-----------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.137           $9.580           $8.751           $7.226                -
  Accumulation Unit Value at end of
   period                                    $10.195           $9.137           $9.580           $8.751                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               15               15               15                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.119           $9.566           $8.743           $7.223          $10.462
  Accumulation Unit Value at end of
   period                                    $10.170           $9.119           $9.566           $8.743           $7.223
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.973          $13.643          $12.500          $10.352                -
  Accumulation Unit Value at end of
   period                                    $14.432          $12.973          $13.643          $12.500                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
INVESCO VAN KAMPEN V.I. MID CAP GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.014                -                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $9.854                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.009                -                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $9.829                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.006                -                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $9.813                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.002                -                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $9.792                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.001                -                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $9.788                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.997                -                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $9.768                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.441          $12.123          $10.979           $8.315          $10.284
  Accumulation Unit Value at end of
   period                                    $13.765          $12.441          $12.123          $10.979           $8.315
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    189              215              240              271              177
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.299          $12.021          $10.919           $8.294          $10.279
  Accumulation Unit Value at end of
   period                                    $13.567          $12.299          $12.021          $10.919           $8.294
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    159              160              133              108                4
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.205          $11.953          $10.879           $8.280          $10.276
  Accumulation Unit Value at end of
   period                                    $13.436          $12.205          $11.953          $10.879           $8.280
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13               15               24               26               28
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.089          $11.869          $10.829           $8.263                -
  Accumulation Unit Value at end of
   period                                    $13.275          $12.089          $11.869          $10.829                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     25               29               76              185                -

66

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.066          $11.852          $10.820           $8.259          $10.271
  Accumulation Unit Value at end of
   period                                    $13.243          $12.066          $11.852          $10.820           $8.259
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                3                2                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.225          $14.993          $13.721          $10.501                -
  Accumulation Unit Value at end of
   period                                    $16.669          $15.225          $14.993          $13.721                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                2                2                -
LORD ABBETT CALIBRATED DIVIDEND GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.587          $10.748           $9.525           $7.851          $10.365
  Accumulation Unit Value at end of
   period                                    $11.705          $10.587          $10.748           $9.525           $7.851
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     37               58               52               56               48
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.466          $10.657           $9.473           $7.831          $10.360
  Accumulation Unit Value at end of
   period                                    $11.537          $10.466          $10.657           $9.473           $7.831
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                6               12                8                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.386          $10.597           $9.438           $7.818          $10.356
  Accumulation Unit Value at end of
   period                                    $11.426          $10.386          $10.597           $9.438           $7.818
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                2                7
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.287          $10.522           $9.395           $7.802                -
  Accumulation Unit Value at end of
   period                                    $11.289          $10.287          $10.522           $9.395                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                7                9                8                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.268          $10.507           $9.387           $7.799          $10.351
  Accumulation Unit Value at end of
   period                                    $11.261          $10.268          $10.507           $9.387           $7.799
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.603          $13.955          $12.498          $10.410                -
  Accumulation Unit Value at end of
   period                                    $14.883          $13.603          $13.955          $12.498                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.586           $9.298           $8.055           $6.891          $10.526
  Accumulation Unit Value at end of
   period                                     $9.461           $8.586           $9.298           $8.055           $6.891
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     53               54               64               65               56
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.488           $9.220           $8.011           $6.874          $10.521
  Accumulation Unit Value at end of
   period                                     $9.325           $8.488           $9.220           $8.011           $6.874
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               39               66               46                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.423           $9.168           $7.982           $6.862          $10.517
  Accumulation Unit Value at end of
   period                                     $9.236           $8.423           $9.168           $7.982           $6.862
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                2                2                2
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.343           $9.103           $7.945           $6.848                -
  Accumulation Unit Value at end of
   period                                     $9.125           $8.343           $9.103           $7.945                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               10               10               10                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.327           $9.090           $7.938           $6.845          $10.512
  Accumulation Unit Value at end of
   period                                     $9.103           $8.327           $9.090           $7.938           $6.845
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.482          $13.661          $11.959          $10.339                -
  Accumulation Unit Value at end of
   period                                    $13.612          $12.482          $13.661          $11.959                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.098          $10.329           $9.134           $6.765          $10.618
  Accumulation Unit Value at end of
   period                                    $11.623          $10.098          $10.329           $9.134           $6.765
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                1                -                5
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.983          $10.242           $9.084           $6.748          $10.612
  Accumulation Unit Value at end of
   period                                    $11.456           $9.983          $10.242           $9.084           $6.748
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     49               71               50               18                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.907          $10.184           $9.051           $6.737          $10.609
  Accumulation Unit Value at end of
   period                                    $11.346           $9.907          $10.184           $9.051           $6.737
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.812          $10.112           $9.009           $6.723                -
  Accumulation Unit Value at end of
   period                                    $11.210           $9.812          $10.112           $9.009                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                -                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.793          $10.098           $9.001           $6.720          $10.604
  Accumulation Unit Value at end of
   period                                    $11.183           $9.793          $10.098           $9.001           $6.720
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.607          $15.098          $13.492          $10.098                -
  Accumulation Unit Value at end of
   period                                    $16.637          $14.607          $15.098          $13.492                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.248           $9.639           $8.842           $7.107          $10.599
  Accumulation Unit Value at end of
   period                                    $10.804           $9.248           $9.639           $8.842           $7.107
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11                7                5                5                5
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.142           $9.558           $8.794           $7.089          $10.594
  Accumulation Unit Value at end of
   period                                    $10.648           $9.142           $9.558           $8.794           $7.089
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     40               44               45               19                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.072           $9.504           $8.762           $7.077          $10.590
  Accumulation Unit Value at end of
   period                                    $10.546           $9.072           $9.504           $8.762           $7.077
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.985           $9.437           $8.722           $7.062                -
  Accumulation Unit Value at end of
   period                                    $10.419           $8.985           $9.437           $8.722                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                2                2                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.968           $9.423           $8.714           $7.059          $10.585
  Accumulation Unit Value at end of
   period                                    $10.394           $8.968           $9.423           $8.714           $7.059
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.876          $13.564          $12.574          $10.212                -
  Accumulation Unit Value at end of
   period                                    $14.887          $12.876          $13.564          $12.574                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -

68

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.986          $11.450          $10.864           $9.533          $10.039
  Accumulation Unit Value at end of
   period                                    $12.616          $11.986          $11.450          $10.864           $9.533
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    326              338              161               81               22
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.849          $11.353          $10.804           $9.509          $10.034
  Accumulation Unit Value at end of
   period                                    $12.434          $11.849          $11.353          $10.804           $9.509
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    156              139              133               47                2
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.759          $11.289          $10.765           $9.493          $10.031
  Accumulation Unit Value at end of
   period                                    $12.315          $11.759          $11.289          $10.765           $9.493
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               21                5                1                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.647          $11.209          $10.715           $9.474                -
  Accumulation Unit Value at end of
   period                                    $12.167          $11.647          $11.209          $10.715                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     32               31               26               20                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.624          $11.194          $10.706           $9.470          $10.026
  Accumulation Unit Value at end of
   period                                    $12.137          $11.624          $11.194          $10.706           $9.470
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.519          $12.085          $11.587          $10.275                -
  Accumulation Unit Value at end of
   period                                    $13.039          $12.519          $12.085          $11.587                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2                2                -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.980           $9.993           $9.271           $8.010          $10.255
  Accumulation Unit Value at end of
   period                                    $10.885           $9.980           $9.993           $9.271           $8.010
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    197              241              275              239              173
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.866           $9.908           $9.220           $7.990          $10.249
  Accumulation Unit Value at end of
   period                                    $10.728           $9.866           $9.908           $9.220           $7.990
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     84              136              131               95               10
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.791           $9.852           $9.186           $7.977          $10.246
  Accumulation Unit Value at end of
   period                                    $10.625           $9.791           $9.852           $9.186           $7.977
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                9               10                7                4
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.697           $9.783           $9.144           $7.960                -
  Accumulation Unit Value at end of
   period                                    $10.497           $9.697           $9.783           $9.144                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     41               72               75               88                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.679           $9.769           $9.136           $7.957          $10.241
  Accumulation Unit Value at end of
   period                                    $10.472           $9.679           $9.769           $9.136           $7.957
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.424          $12.572          $11.786          $10.291                -
  Accumulation Unit Value at end of
   period                                    $13.409          $12.424          $12.572          $11.786                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               17               18               18                -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.339           $9.543           $8.728           $7.250          $10.525
  Accumulation Unit Value at end of
   period                                    $10.639           $9.339           $9.543           $8.728           $7.250
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    180              212              234              250              143

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.232           $9.463           $8.680           $7.232          $10.520
  Accumulation Unit Value at end of
   period                                    $10.486           $9.232           $9.463           $8.680           $7.232
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    214              253              296              223                4
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.161           $9.409           $8.648           $7.220          $10.517
  Accumulation Unit Value at end of
   period                                    $10.385           $9.161           $9.409           $8.648           $7.220
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               18               16               16               19
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.074           $9.343           $8.609           $7.205                -
  Accumulation Unit Value at end of
   period                                    $10.261           $9.074           $9.343           $8.609                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     53               78               74               67                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.057           $9.330           $8.601           $7.202          $10.511
  Accumulation Unit Value at end of
   period                                    $10.236           $9.057           $9.330           $8.601           $7.202
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3               11                3                3                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.958          $13.382          $12.368          $10.382                -
  Accumulation Unit Value at end of
   period                                    $14.609          $12.958          $13.382          $12.368                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                3                1                1                -
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.576          $10.049           $9.136           $7.543          $10.224
  Accumulation Unit Value at end of
   period                                    $10.663           $9.576          $10.049           $9.136           $7.543
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    139              186              202              239              139
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.466           $9.964           $9.086           $7.525          $10.219
  Accumulation Unit Value at end of
   period                                    $10.510           $9.466           $9.964           $9.086           $7.525
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    106              106              113               72                9
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.394           $9.908           $9.053           $7.512          $10.215
  Accumulation Unit Value at end of
   period                                    $10.409           $9.394           $9.908           $9.053           $7.512
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                8               23               22               17
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.304           $9.838           $9.011           $7.496                -
  Accumulation Unit Value at end of
   period                                    $10.283           $9.304           $9.838           $9.011                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     27               55               50               50                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.286           $9.824           $9.003           $7.493          $10.210
  Accumulation Unit Value at end of
   period                                    $10.259           $9.286           $9.824           $9.003           $7.493
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                2                1                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.478          $13.233          $12.158          $10.144                -
  Accumulation Unit Value at end of
   period                                    $13.750          $12.478          $13.233          $12.158                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                7                7                7                -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.795           $9.048           $8.286           $6.692          $10.230
  Accumulation Unit Value at end of
   period                                     $9.875           $8.795           $9.048           $8.286           $6.692
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    304              346              361              497              252
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.695           $8.971           $8.241           $6.675          $10.224
  Accumulation Unit Value at end of
   period                                     $9.733           $8.695           $8.971           $8.241           $6.675
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    289              317              334              239               19

70

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.628           $8.920           $8.210           $6.664          $10.221
  Accumulation Unit Value at end of
   period                                     $9.639           $8.628           $8.920           $8.210           $6.664
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19               21               24               26               30
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.546           $8.857           $8.173           $6.650                -
  Accumulation Unit Value at end of
   period                                     $9.523           $8.546           $8.857           $8.173                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     86               90               92               90                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.529           $8.844           $8.165           $6.648          $10.216
  Accumulation Unit Value at end of
   period                                     $9.500           $8.529           $8.844           $8.165           $6.648
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                3                3                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.133          $13.652          $12.635          $10.312                -
  Accumulation Unit Value at end of
   period                                    $14.590          $13.133          $13.652          $12.635                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                6                6                5                -
OPPENHEIMER CAPITAL APPRECIATION FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.882           $9.160           $8.537           $6.023          $10.873
  Accumulation Unit Value at end of
   period                                     $9.938           $8.882           $9.160           $8.537           $6.023
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               20               21               22               25
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.780           $9.082           $8.490           $6.008          $10.868
  Accumulation Unit Value at end of
   period                                     $9.795           $8.780           $9.082           $8.490           $6.008
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     25               26               26               20               17
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.713           $9.031           $8.459           $5.998          $10.864
  Accumulation Unit Value at end of
   period                                     $9.701           $8.713           $9.031           $8.459           $5.998
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                6                6                6                6
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.630           $8.968           $8.420           $5.986                -
  Accumulation Unit Value at end of
   period                                     $9.584           $8.630           $8.968           $8.420                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                8                8                8                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.614           $8.955           $8.412           $5.983          $10.859
  Accumulation Unit Value at end of
   period                                     $9.561           $8.614           $8.955           $8.412           $5.983
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.662          $15.281          $14.391          $10.261                -
  Accumulation Unit Value at end of
   period                                    $16.234          $14.662          $15.281          $14.391                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                1                -
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.140          $10.164           $8.935           $6.521          $10.586
  Accumulation Unit Value at end of
   period                                    $10.869           $9.140          $10.164           $8.935           $6.521
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     64               71               70               83               78
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.036          $10.078           $8.886           $6.505          $10.581
  Accumulation Unit Value at end of
   period                                    $10.713           $9.036          $10.078           $8.886           $6.505
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     60               62               73               47                3
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.967          $10.021           $8.854           $6.494          $10.577
  Accumulation Unit Value at end of
   period                                    $10.610           $8.967          $10.021           $8.854           $6.494
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                6                6                6

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.881           $9.950           $8.813           $6.481                -
  Accumulation Unit Value at end of
   period                                    $10.482           $8.881           $9.950           $8.813                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               13               15               20                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.864           $9.936           $8.805           $6.478          $10.572
  Accumulation Unit Value at end of
   period                                    $10.457           $8.864           $9.936           $8.805           $6.478
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.457          $16.245          $14.432          $10.645                -
  Accumulation Unit Value at end of
   period                                    $17.011          $14.457          $16.245          $14.432                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                1                -
OPPENHEIMER MAIN STREET FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.452           $9.644           $8.469           $6.730          $10.550
  Accumulation Unit Value at end of
   period                                    $10.836           $9.452           $9.644           $8.469           $6.730
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                6                7                8                7
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.344           $9.563           $8.423           $6.713          $10.545
  Accumulation Unit Value at end of
   period                                    $10.680           $9.344           $9.563           $8.423           $6.713
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               20               11                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.272           $9.509           $8.392           $6.702          $10.542
  Accumulation Unit Value at end of
   period                                    $10.577           $9.272           $9.509           $8.392           $6.702
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.184           $9.442           $8.354           $6.688                -
  Accumulation Unit Value at end of
   period                                    $10.450           $9.184           $9.442           $8.354                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13                6                4                4                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.167           $9.428           $8.346           $6.686          $10.537
  Accumulation Unit Value at end of
   period                                    $10.425           $9.167           $9.428           $8.346           $6.686
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.153          $14.593          $12.951          $10.400                -
  Accumulation Unit Value at end of
   period                                    $16.056          $14.153          $14.593          $12.951                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                1                1                1                -
OPPENHEIMER MAIN STREET SMALL-& MID-
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.533          $10.975           $9.072           $6.741          $10.518
  Accumulation Unit Value at end of
   period                                    $12.185          $10.533          $10.975           $9.072           $6.741
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     47               55               65               78               56
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.413          $10.882           $9.022           $6.724          $10.513
  Accumulation Unit Value at end of
   period                                    $12.010          $10.413          $10.882           $9.022           $6.724
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     59               68               76               73               26
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.333          $10.821           $8.989           $6.713          $10.509
  Accumulation Unit Value at end of
   period                                    $11.895          $10.333          $10.821           $8.989           $6.713
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                5                5                7                8
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.235          $10.745           $8.948           $6.699                -
  Accumulation Unit Value at end of
   period                                    $11.752          $10.235          $10.745           $8.948                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16               20               20               22                -

72

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.215          $10.730           $8.940           $6.696          $10.504
  Accumulation Unit Value at end of
   period                                    $11.724          $10.215          $10.730           $8.940           $6.696
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.344          $17.209          $14.375          $10.794                -
  Accumulation Unit Value at end of
   period                                    $18.710          $16.344          $17.209          $14.375                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
OPPENHEIMER VALUE FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.824           $9.396           $8.325           $6.387          $10.773
  Accumulation Unit Value at end of
   period                                     $9.811           $8.824           $9.396           $8.325           $6.387
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               15               16               26               85
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.723           $9.317           $8.279           $6.371          $10.767
  Accumulation Unit Value at end of
   period                                     $9.669           $8.723           $9.317           $8.279           $6.371
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7                7                2                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.656           $9.264           $8.249           $6.361          $10.764
  Accumulation Unit Value at end of
   period                                     $9.576           $8.656           $9.264           $8.249           $6.361
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                2                2
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.574           $9.199           $8.212           $6.347                -
  Accumulation Unit Value at end of
   period                                     $9.461           $8.574           $9.199           $8.212                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.558           $9.186           $8.204           $6.345          $10.759
  Accumulation Unit Value at end of
   period                                     $9.439           $8.558           $9.186           $8.204           $6.345
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.631          $14.669          $13.134          $10.183                -
  Accumulation Unit Value at end of
   period                                    $14.997          $13.631          $14.669          $13.134                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.419          $11.995          $10.829           $7.090          $10.238
  Accumulation Unit Value at end of
   period                                    $12.521          $11.419          $11.995          $10.829           $7.090
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    195              226              291              376              175
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.289          $11.894          $10.769           $7.072          $10.233
  Accumulation Unit Value at end of
   period                                    $12.341          $11.289          $11.894          $10.769           $7.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    215              213              234              236               26
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.203          $11.826          $10.730           $7.060          $10.230
  Accumulation Unit Value at end of
   period                                    $12.222          $11.203          $11.826          $10.730           $7.060
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               12               21               27               31
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.096          $11.743          $10.681           $7.045                -
  Accumulation Unit Value at end of
   period                                    $12.075          $11.096          $11.743          $10.681                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     39               37               42               50                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.074          $11.726          $10.671           $7.042          $10.224
  Accumulation Unit Value at end of
   period                                    $12.046          $11.074          $11.726          $10.671           $7.042
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                3                3                3

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.284          $17.286          $15.769          $10.433                -
  Accumulation Unit Value at end of
   period                                    $17.668          $16.284          $17.286          $15.769                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                2                -
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.130          $10.348           $9.177           $6.904          $10.294
  Accumulation Unit Value at end of
   period                                    $11.374          $10.130          $10.348           $9.177           $6.904
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               47               50               40               42
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.015          $10.260           $9.126           $6.886          $10.289
  Accumulation Unit Value at end of
   period                                    $11.210          $10.015          $10.260           $9.126           $6.886
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               12               11                6                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.938          $10.202           $9.093           $6.875          $10.286
  Accumulation Unit Value at end of
   period                                    $11.102           $9.938          $10.202           $9.093           $6.875
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                7                7                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.843          $10.130           $9.051           $6.860                -
  Accumulation Unit Value at end of
   period                                    $10.969           $9.843          $10.130           $9.051                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.824          $10.115           $9.043           $6.858          $10.281
  Accumulation Unit Value at end of
   period                                    $10.942           $9.824          $10.115           $9.043           $6.858
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.849          $15.328          $13.737          $10.443                -
  Accumulation Unit Value at end of
   period                                    $16.498          $14.849          $15.328          $13.737                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.559           $8.031           $7.425           $6.059          $10.499
  Accumulation Unit Value at end of
   period                                     $7.861           $6.559           $8.031           $7.425           $6.059
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                1                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $6.484           $7.963           $7.384           $6.044          $10.494
  Accumulation Unit Value at end of
   period                                     $7.748           $6.484           $7.963           $7.384           $6.044
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               11               10                4                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.434           $7.918           $7.357           $6.034          $10.490
  Accumulation Unit Value at end of
   period                                     $7.673           $6.434           $7.918           $7.357           $6.034
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.373           $7.862           $7.323           $6.021                -
  Accumulation Unit Value at end of
   period                                     $7.581           $6.373           $7.862           $7.323                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.360           $7.851           $7.316           $6.019          $10.485
  Accumulation Unit Value at end of
   period                                     $7.563           $6.360           $7.851           $7.316           $6.019
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.204          $13.865          $12.953          $10.683                -
  Accumulation Unit Value at end of
   period                                    $13.290          $11.204          $13.865          $12.953                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -

74

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.497           $7.665           $7.278           $5.866          $10.579
  Accumulation Unit Value at end of
   period                                     $7.774           $6.497           $7.665           $7.278           $5.866
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5               16               16               16               16
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $6.423           $7.600           $7.238           $5.851          $10.573
  Accumulation Unit Value at end of
   period                                     $7.662           $6.423           $7.600           $7.238           $5.851
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               11               10                4                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.373           $7.557           $7.211           $5.842          $10.570
  Accumulation Unit Value at end of
   period                                     $7.588           $6.373           $7.557           $7.211           $5.842
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.312           $7.503           $7.178           $5.829                -
  Accumulation Unit Value at end of
   period                                     $7.497           $6.312           $7.503           $7.178                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.300           $7.493           $7.171           $5.827          $10.564
  Accumulation Unit Value at end of
   period                                     $7.479           $6.300           $7.493           $7.171           $5.827
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.527          $13.743          $13.186          $10.741                -
  Accumulation Unit Value at end of
   period                                    $13.648          $11.527          $13.743          $13.186                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.863          $10.530           $8.501           $6.574          $10.313
  Accumulation Unit Value at end of
   period                                    $11.392           $9.863          $10.530           $8.501           $6.574
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                1                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.750          $10.441           $8.455           $6.558          $10.308
  Accumulation Unit Value at end of
   period                                    $11.228           $9.750          $10.441           $8.455           $6.558
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13               12                7                4                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.675          $10.382           $8.423           $6.547          $10.304
  Accumulation Unit Value at end of
   period                                    $11.120           $9.675          $10.382           $8.423           $6.547
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.583          $10.308           $8.385           $6.533                -
  Accumulation Unit Value at end of
   period                                    $10.986           $9.583          $10.308           $8.385                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                5                4                5                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.565          $10.293           $8.377           $6.530          $10.299
  Accumulation Unit Value at end of
   period                                    $10.960           $9.565          $10.293           $8.377           $6.530
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.557          $16.784          $13.694          $10.701                -
  Accumulation Unit Value at end of
   period                                    $17.782          $15.557          $16.784          $13.694                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
TEMPLETON DEVELOPING MARKETS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.191           $9.905           $8.581           $5.061           $9.904
  Accumulation Unit Value at end of
   period                                     $9.104           $8.191           $9.905           $8.581           $5.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     36               48               99               74               46

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.097           $9.821           $8.534           $5.048           $9.899
  Accumulation Unit Value at end of
   period                                     $8.973           $8.097           $9.821           $8.534           $5.048
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    107              132              132               98                8
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.035           $9.766           $8.502           $5.040           $9.896
  Accumulation Unit Value at end of
   period                                     $8.887           $8.035           $9.766           $8.502           $5.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                3                5               12                5
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.959           $9.697           $8.463           $5.029                -
  Accumulation Unit Value at end of
   period                                     $8.780           $7.959           $9.697           $8.463                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     37               53               56               59                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.943           $9.683           $8.456           $5.027           $9.891
  Accumulation Unit Value at end of
   period                                     $8.759           $7.943           $9.683           $8.456           $5.027
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                1                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.311          $19.932          $17.450          $10.401                -
  Accumulation Unit Value at end of
   period                                    $17.940          $16.311          $19.932          $17.450                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                4                4                3                -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.042           $9.165           $8.601           $6.393          $10.346
  Accumulation Unit Value at end of
   period                                     $9.341           $8.042           $9.165           $8.601           $6.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     48               69               50               46               15
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.950           $9.087           $8.554           $6.377          $10.341
  Accumulation Unit Value at end of
   period                                     $9.206           $7.950           $9.087           $8.554           $6.377
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     45               41               42               25                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.889           $9.036           $8.522           $6.366          $10.337
  Accumulation Unit Value at end of
   period                                     $9.118           $7.889           $9.036           $8.522           $6.366
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                2                1                1                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.814           $8.972           $8.483           $6.353                -
  Accumulation Unit Value at end of
   period                                     $9.008           $7.814           $8.972           $8.483                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               12               12                8                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.799           $8.959           $8.476           $6.350          $10.332
  Accumulation Unit Value at end of
   period                                     $8.986           $7.799           $8.959           $8.476           $6.350
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.042          $15.020          $14.244          $10.699                -
  Accumulation Unit Value at end of
   period                                    $14.990          $13.042          $15.020          $14.244                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.608          $12.949          $11.524           $9.885           $9.905
  Accumulation Unit Value at end of
   period                                    $14.251          $12.608          $12.949          $11.524           $9.885
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    216              299              301              370              256
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.464          $12.839          $11.461           $9.860           $9.900
  Accumulation Unit Value at end of
   period                                    $14.046          $12.464          $12.839          $11.461           $9.860
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    358              395              367              191               13
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.369          $12.766          $11.419           $9.843           $9.896
  Accumulation Unit Value at end of
   period                                    $13.911          $12.369          $12.766          $11.419           $9.843
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               12               19               48               49

76

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.251          $12.676          $11.367           $9.823                -
  Accumulation Unit Value at end of
   period                                    $13.744          $12.251          $12.676          $11.367                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     43               52               73               50                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.227          $12.658          $11.356           $9.819           $9.891
  Accumulation Unit Value at end of
   period                                    $13.711          $12.227          $12.658          $11.356           $9.819
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                3                6                4                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.161          $13.659          $12.285          $10.648                -
  Accumulation Unit Value at end of
   period                                    $14.721          $13.161          $13.659          $12.285                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                3                4                4                -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.851           $8.601           $8.152           $6.331          $10.339
  Accumulation Unit Value at end of
   period                                     $9.342           $7.851           $8.601           $8.152           $6.331
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    134              136              136              255               99
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.762           $8.528           $8.107           $6.315          $10.334
  Accumulation Unit Value at end of
   period                                     $9.207           $7.762           $8.528           $8.107           $6.315
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     98              100              106               63                5
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.702           $8.480           $8.077           $6.304          $10.331
  Accumulation Unit Value at end of
   period                                     $9.119           $7.702           $8.480           $8.077           $6.304
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                1                4                6
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.629           $8.420           $8.040           $6.291                -
  Accumulation Unit Value at end of
   period                                     $9.009           $7.629           $8.420           $8.040                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     45               65               70               70                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.614           $8.408           $8.033           $6.288          $10.325
  Accumulation Unit Value at end of
   period                                     $8.987           $7.614           $8.408           $8.033           $6.288
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                2                2                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.770          $14.137          $13.540          $10.626                -
  Accumulation Unit Value at end of
   period                                    $15.035          $12.770          $14.137          $13.540                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                1                -
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.698          $11.723           $9.015           $5.826          $10.713
  Accumulation Unit Value at end of
   period                                    $11.411          $10.698          $11.723           $9.015           $5.826
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               37               32               42               29
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.576          $11.624           $8.965           $5.812          $10.708
  Accumulation Unit Value at end of
   period                                    $11.247          $10.576          $11.624           $8.965           $5.812
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     65               89               81               69                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.495          $11.558           $8.932           $5.802          $10.705
  Accumulation Unit Value at end of
   period                                    $11.139          $10.495          $11.558           $8.932           $5.802
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                3                5                3
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.395          $11.477           $8.892           $5.790                -
  Accumulation Unit Value at end of
   period                                    $11.005          $10.395          $11.477           $8.892                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               37               38               38                -

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.375          $11.460           $8.884           $5.788          $10.699
  Accumulation Unit Value at end of
   period                                    $10.978          $10.375          $11.460           $8.884           $5.788
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                1                1                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $18.286          $20.249          $15.735          $10.277                -
  Accumulation Unit Value at end of
   period                                    $19.301          $18.286          $20.249          $15.735                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                1                -

(a)  Inception date April 30, 2012.

PLUS

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.292           $9.744           $8.982           $7.337          $10.397
  Accumulation Unit Value at end of
   period                                    $10.362           $9.292           $9.744           $8.982           $7.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    978            1,123            1,192            1,058              595
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.186           $9.662           $8.932           $7.319          $10.391
  Accumulation Unit Value at end of
   period                                    $10.213           $9.186           $9.662           $8.932           $7.319
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    153              179              164              188               94
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.116           $9.607           $8.900           $7.307          $10.388
  Accumulation Unit Value at end of
   period                                    $10.115           $9.116           $9.607           $8.900           $7.307
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    251              323              364              356              273
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.007          $13.743          $12.763          $10.504                -
  Accumulation Unit Value at end of
   period                                    $14.397          $13.007          $13.743          $12.763                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     51               68               59               48                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.012           $9.526           $8.851           $7.288          $10.383
  Accumulation Unit Value at end of
   period                                     $9.970           $9.012           $9.526           $8.851           $7.288
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                8               10               18                9
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.887          $13.657          $12.721          $10.501                -
  Accumulation Unit Value at end of
   period                                    $14.222          $12.887          $13.657          $12.721                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                5                4                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.810           $8.247           $7.445           $5.436          $10.457
  Accumulation Unit Value at end of
   period                                     $7.720           $6.810           $8.247           $7.445           $5.436
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    193              306              331              372              337
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $6.733           $8.177           $7.405           $5.423          $10.452
  Accumulation Unit Value at end of
   period                                     $7.609           $6.733           $8.177           $7.405           $5.423
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    163              171              179              198               91
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.681           $8.131           $7.378           $5.414          $10.449
  Accumulation Unit Value at end of
   period                                     $7.535           $6.681           $8.131           $7.378           $5.414
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     96              133              135              154              118
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.143          $16.036          $14.586          $10.730                -
  Accumulation Unit Value at end of
   period                                    $14.787          $13.143          $16.036          $14.586                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                8                8               11                -

78

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.605           $8.062           $7.337           $5.400          $10.443
  Accumulation Unit Value at end of
   period                                     $7.427           $6.605           $8.062           $7.337           $5.400
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               21               26               27                8
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.022          $15.935          $14.538          $10.727                -
  Accumulation Unit Value at end of
   period                                    $14.607          $13.022          $15.935          $14.538                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                6                6                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $5.507           $6.949           $6.773           $5.125          $10.781
  Accumulation Unit Value at end of
   period                                     $6.185           $5.507           $6.949           $6.773           $5.125
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,789            2,011            1,973            1,988            1,059
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $5.444           $6.890           $6.736           $5.112          $10.776
  Accumulation Unit Value at end of
   period                                     $6.096           $5.444           $6.890           $6.736           $5.112
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    305              332              312              297              161
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.402           $6.851           $6.712           $5.104          $10.772
  Accumulation Unit Value at end of
   period                                     $6.038           $5.402           $6.851           $6.712           $5.104
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    265              308              298              288              232
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.145          $14.170          $13.916          $10.609                -
  Accumulation Unit Value at end of
   period                                    $12.425          $11.145          $14.170          $13.916                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     78               80               83               70                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.340           $6.793           $6.675           $5.091          $10.767
  Accumulation Unit Value at end of
   period                                     $5.951           $5.340           $6.793           $6.675           $5.091
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     30               36               33               32               26
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.042          $14.081          $13.870          $10.606                -
  Accumulation Unit Value at end of
   period                                    $12.273          $11.042          $14.081          $13.870                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               10               11               10                -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.483          $11.663           $9.367           $6.675          $10.790
  Accumulation Unit Value at end of
   period                                    $12.216          $10.483          $11.663           $9.367           $6.675
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    376              473              599              407              287
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.363          $11.565           $9.315           $6.658          $10.785
  Accumulation Unit Value at end of
   period                                    $12.041          $10.363          $11.565           $9.315           $6.658
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    144              139              312              143              193
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.284          $11.499           $9.281           $6.647          $10.781
  Accumulation Unit Value at end of
   period                                    $11.925          $10.284          $11.499           $9.281           $6.647
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     74               93               79               60               41
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.766          $18.794          $15.207          $10.918                -
  Accumulation Unit Value at end of
   period                                    $19.392          $16.766          $18.794          $15.207                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               20               24                6                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.167          $11.402           $9.231           $6.631          $10.776
  Accumulation Unit Value at end of
   period                                    $11.753          $10.167          $11.402           $9.231           $6.631
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7               12               11               13                5

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.611          $18.676          $15.157          $10.915                -
  Accumulation Unit Value at end of
   period                                    $19.155          $16.611          $18.676          $15.157                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                3                -                -
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.895           $8.342           $7.612           $6.393          $10.560
  Accumulation Unit Value at end of
   period                                     $8.973           $7.895           $8.342           $7.612           $6.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     40               85               58               69               41
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.805           $8.271           $7.570           $6.377          $10.555
  Accumulation Unit Value at end of
   period                                     $8.844           $7.805           $8.271           $7.570           $6.377
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12                4                5                5                5
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.746           $8.225           $7.542           $6.367          $10.552
  Accumulation Unit Value at end of
   period                                     $8.759           $7.746           $8.225           $7.542           $6.367
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                4                5                4                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.579          $13.390          $12.310          $10.417                -
  Accumulation Unit Value at end of
   period                                    $14.189          $12.579          $13.390          $12.310                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                4                4                3                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.657           $8.155           $7.501           $6.351          $10.547
  Accumulation Unit Value at end of
   period                                     $8.633           $7.657           $8.155           $7.501           $6.351
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.463          $13.306          $12.269          $10.414                -
  Accumulation Unit Value at end of
   period                                    $14.016          $12.463          $13.306          $12.269                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
AMERICAN FUNDS ASSET ALLOCATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.635           $9.697           $8.791           $7.232          $10.072
  Accumulation Unit Value at end of
   period                                    $10.975           $9.635           $9.697           $8.791           $7.232
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,973            2,354            1,941            1,670            1,222
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.529           $9.620           $8.747           $7.217          $10.072
  Accumulation Unit Value at end of
   period                                    $10.823           $9.529           $9.620           $8.747           $7.217
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    147              229              250              238              162
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.460           $9.568           $8.718           $7.207          $10.072
  Accumulation Unit Value at end of
   period                                    $10.722           $9.460           $9.568           $8.718           $7.207
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    249              320              359              385              331
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.394          $13.582          $12.406          $10.282                -
  Accumulation Unit Value at end of
   period                                    $15.143          $13.394          $13.582          $12.406                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    105              114              112               87                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.356           $9.492           $8.675           $7.193          $10.072
  Accumulation Unit Value at end of
   period                                    $10.573           $9.356           $9.492           $8.675           $7.193
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     39               46               53               80               48
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.270          $13.497          $12.365          $10.279                -
  Accumulation Unit Value at end of
   period                                    $14.958          $13.270          $13.497          $12.365                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                3                5                -

80

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.941           $9.200           $8.352           $6.662          $10.221
  Accumulation Unit Value at end of
   period                                     $9.985           $8.941           $9.200           $8.352           $6.662
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    727              896              919              955              636
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.844           $9.126           $8.310           $6.648          $10.220
  Accumulation Unit Value at end of
   period                                     $9.846           $8.844           $9.126           $8.310           $6.648
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    221              125              199              103               52
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.779           $9.078           $8.283           $6.639          $10.220
  Accumulation Unit Value at end of
   period                                     $9.755           $8.779           $9.078           $8.283           $6.639
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    176              188              195              203              127
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.598          $14.096          $12.894          $10.362                -
  Accumulation Unit Value at end of
   period                                    $15.072          $13.598          $14.096          $12.894                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     90               91               90               46                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.683           $9.005           $8.241           $6.626          $10.220
  Accumulation Unit Value at end of
   period                                     $9.619           $8.683           $9.005           $8.241           $6.626
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     36               45               44               41               37
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.473          $14.008          $12.852          $10.359                -
  Accumulation Unit Value at end of
   period                                    $14.888          $13.473          $14.008          $12.852                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     54               54               61               55                -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.657          $10.236           $9.804           $8.880          $10.017
  Accumulation Unit Value at end of
   period                                    $11.009          $10.657          $10.236           $9.804           $8.880
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,183            5,494            6,152            5,857            2,225
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.541          $10.155           $9.755           $8.862          $10.017
  Accumulation Unit Value at end of
   period                                    $10.856          $10.541          $10.155           $9.755           $8.862
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    693              867              971              927              318
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.464          $10.101           $9.722           $8.851          $10.017
  Accumulation Unit Value at end of
   period                                    $10.755          $10.464          $10.101           $9.722           $8.851
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    586              660              669              707              465
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.143          $11.751          $11.339          $10.348                -
  Accumulation Unit Value at end of
   period                                    $12.449          $12.143          $11.751          $11.339                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    406              381              354              286                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.349          $10.020           $9.674           $8.833          $10.017
  Accumulation Unit Value at end of
   period                                    $10.605          $10.349          $10.020           $9.674           $8.833
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     95              116              105              122               40
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.030          $11.677          $11.302          $10.345                -
  Accumulation Unit Value at end of
   period                                    $12.297          $12.030          $11.677          $11.302                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     55               59               58               49                -
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.092          $10.814          $10.486           $9.741           $9.982
  Accumulation Unit Value at end of
   period                                    $11.547          $11.092          $10.814          $10.486           $9.741
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    908            1,252            1,027            1,094              679

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.971          $10.727          $10.433           $9.722           $9.982
  Accumulation Unit Value at end of
   period                                    $11.386          $10.971          $10.727          $10.433           $9.722
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    105              152              179              192              122
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.890          $10.670          $10.398           $9.709           $9.982
  Accumulation Unit Value at end of
   period                                    $11.280          $10.890          $10.670          $10.398           $9.709
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    198              267              230              238              161
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.885          $11.674          $11.405          $10.675                -
  Accumulation Unit Value at end of
   period                                    $12.280          $11.885          $11.674          $11.405                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     76              137               81               65                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.771          $10.585          $10.346           $9.689           $9.982
  Accumulation Unit Value at end of
   period                                    $11.124          $10.771          $10.585          $10.346           $9.689
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     25               26               23               27               19
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.775          $11.601          $11.367          $10.672                -
  Accumulation Unit Value at end of
   period                                    $12.130          $11.775          $11.601          $11.367                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9               11               11                8                -
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.392           $9.000           $8.212           $5.990          $10.078
  Accumulation Unit Value at end of
   period                                     $9.683           $8.392           $9.000           $8.212           $5.990
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,244            3,100            3,471            3,830            2,633
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.301           $8.928           $8.171           $5.978          $10.078
  Accumulation Unit Value at end of
   period                                     $9.548           $8.301           $8.928           $8.171           $5.978
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    350              489              530              549              398
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.240           $8.880           $8.144           $5.970          $10.078
  Accumulation Unit Value at end of
   period                                     $9.459           $8.240           $8.880           $8.144           $5.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    382              502              540              594              499
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.447          $15.609          $14.350          $10.547                -
  Accumulation Unit Value at end of
   period                                    $16.544          $14.447          $15.609          $14.350                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    129              142              119               80                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.150           $8.809           $8.103           $5.958          $10.078
  Accumulation Unit Value at end of
   period                                     $9.328           $8.150           $8.809           $8.103           $5.958
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    116              151              155              168              125
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.313          $15.511          $14.303          $10.544                -
  Accumulation Unit Value at end of
   period                                    $16.342          $14.313          $15.511          $14.303                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     30               36               35               27                -
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.647           $9.680           $8.833           $6.334          $10.057
  Accumulation Unit Value at end of
   period                                    $10.393           $8.647           $9.680           $8.833           $6.334
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    684              882              959              990              786
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.552           $9.603           $8.789           $6.321          $10.057
  Accumulation Unit Value at end of
   period                                    $10.249           $8.552           $9.603           $8.789           $6.321
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    170              221              240              219              117

82

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.490           $9.552           $8.760           $6.313          $10.057
  Accumulation Unit Value at end of
   period                                    $10.153           $8.490           $9.552           $8.760           $6.313
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    130              173              175              201              165
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.177          $15.991          $14.702          $10.621                -
  Accumulation Unit Value at end of
   period                                    $16.913          $14.177          $15.991          $14.702                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     43               44               47               48                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.397           $9.475           $8.716           $6.300          $10.057
  Accumulation Unit Value at end of
   period                                    $10.012           $8.397           $9.475           $8.716           $6.300
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    116              153              198              213              233
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.046          $15.891          $14.654          $10.618                -
  Accumulation Unit Value at end of
   period                                    $16.707          $14.046          $15.891          $14.654                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     53               54               59               47                -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.587           $9.570           $7.970           $5.040          $10.088
  Accumulation Unit Value at end of
   period                                     $8.795           $7.587           $9.570           $7.970           $5.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,534            2,089            2,363            2,363            1,374
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.504           $9.494           $7.931           $5.030          $10.088
  Accumulation Unit Value at end of
   period                                     $8.672           $7.504           $9.494           $7.931           $5.030
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    323              474              536              665              209
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.449           $9.443           $7.904           $5.023          $10.088
  Accumulation Unit Value at end of
   period                                     $8.592           $7.449           $9.443           $7.904           $5.023
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    221              276              330              370              249
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.593          $19.817          $16.629          $10.595                -
  Accumulation Unit Value at end of
   period                                    $17.940          $15.593          $19.817          $16.629                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     54               59               79               69                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.367           $9.368           $7.865           $5.013          $10.088
  Accumulation Unit Value at end of
   period                                     $8.472           $7.367           $9.368           $7.865           $5.013
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     42               63               69               80               35
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.449          $19.693          $16.575          $10.591                -
  Accumulation Unit Value at end of
   period                                    $17.721          $15.449          $19.693          $16.575                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               13               20               18                -
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.692           $9.260           $7.954           $5.817          $10.075
  Accumulation Unit Value at end of
   period                                    $10.052           $8.692           $9.260           $7.954           $5.817
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,872            9,820           11,007           11,016            6,718
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.597           $9.186           $7.914           $5.805          $10.074
  Accumulation Unit Value at end of
   period                                     $9.912           $8.597           $9.186           $7.914           $5.805
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,433            1,889            2,042            2,095            1,049
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.534           $9.137           $7.888           $5.797          $10.074
  Accumulation Unit Value at end of
   period                                     $9.820           $8.534           $9.137           $7.888           $5.797
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,140            1,539            1,688            1,880            1,440

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.091          $16.199          $14.018          $10.328                -
  Accumulation Unit Value at end of
   period                                    $17.321          $15.091          $16.199          $14.018                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    379              412              442              392                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.441           $9.065           $7.848           $5.785          $10.074
  Accumulation Unit Value at end of
   period                                     $9.683           $8.441           $9.065           $7.848           $5.785
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    419              520              632              685              647
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.952          $16.097          $13.972          $10.325                -
  Accumulation Unit Value at end of
   period                                    $17.110          $14.952          $16.097          $13.972                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    137              153              150              136                -
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.709           $9.046           $8.276           $6.430          $10.187
  Accumulation Unit Value at end of
   period                                    $10.037           $8.709           $9.046           $8.276           $6.430
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,895            4,945            5,468            5,696            3,509
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.614           $8.973           $8.235           $6.417          $10.187
  Accumulation Unit Value at end of
   period                                     $9.897           $8.614           $8.973           $8.235           $6.417
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,179            1,377            1,492            1,555              634
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.551           $8.926           $8.207           $6.408          $10.187
  Accumulation Unit Value at end of
   period                                     $9.805           $8.551           $8.926           $8.207           $6.408
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    533              736              833              913              733
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.606          $14.238          $13.125          $10.274                -
  Accumulation Unit Value at end of
   period                                    $15.563          $13.606          $14.238          $13.125                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    184              210              245              182                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.457           $8.854           $8.166           $6.396          $10.186
  Accumulation Unit Value at end of
   period                                     $9.669           $8.457           $8.854           $8.166           $6.396
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    245              296              345              376              335
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.480          $14.149          $13.082          $10.271                -
  Accumulation Unit Value at end of
   period                                    $15.373          $13.480          $14.149          $13.082                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     85               92               91               86                -
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.504           $8.895           $8.457           $6.023          $10.059
  Accumulation Unit Value at end of
   period                                     $8.678           $7.504           $8.895           $8.457           $6.023
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,628            7,664            7,923            7,379            4,310
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.422           $8.824           $8.415           $6.011          $10.059
  Accumulation Unit Value at end of
   period                                     $8.558           $7.422           $8.824           $8.415           $6.011
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,390            1,496            1,560            1,319              689
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.367           $8.777           $8.387           $6.003          $10.059
  Accumulation Unit Value at end of
   period                                     $8.478           $7.367           $8.777           $8.387           $6.003
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    693              843              848              852              684
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.101          $15.646          $14.988          $10.754                -
  Accumulation Unit Value at end of
   period                                    $15.038          $13.101          $15.646          $14.988                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    230              255              250              196                -

84

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.287           $8.707           $8.345           $5.991          $10.059
  Accumulation Unit Value at end of
   period                                     $8.360           $7.287           $8.707           $8.345           $5.991
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    110              139              145              130               84
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.980          $15.548          $14.939          $10.751                -
  Accumulation Unit Value at end of
   period                                    $14.855          $12.980          $15.548          $14.939                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     43               46               55               40                -
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.496          $10.071           $8.710           $5.937          $10.052
  Accumulation Unit Value at end of
   period                                     $9.817           $8.496          $10.071           $8.710           $5.937
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,260            1,681            2,161            2,185            1,373
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.403           $9.990           $8.667           $5.925          $10.052
  Accumulation Unit Value at end of
   period                                     $9.681           $8.403           $9.990           $8.667           $5.925
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    398              436              567              603              265
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.341           $9.937           $8.638           $5.917          $10.052
  Accumulation Unit Value at end of
   period                                     $9.591           $8.341           $9.937           $8.638           $5.917
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    312              433              505              487              412
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.671          $17.522          $15.269          $10.486                -
  Accumulation Unit Value at end of
   period                                    $16.827          $14.671          $17.522          $15.269                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     80               87              117               72                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.250           $9.858           $8.595           $5.905          $10.052
  Accumulation Unit Value at end of
   period                                     $9.457           $8.250           $9.858           $8.595           $5.905
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     58               73               73               77               49
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.536          $17.412          $15.219          $10.483                -
  Accumulation Unit Value at end of
   period                                    $16.621          $14.536          $17.412          $15.219                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     34               38               42               23                -
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.286           $9.711           $8.443           $6.336          $10.608
  Accumulation Unit Value at end of
   period                                    $10.608           $9.286           $9.711           $8.443           $6.336
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,250            2,685            2,925            3,061            2,051
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.179           $9.628           $8.397           $6.320          $10.603
  Accumulation Unit Value at end of
   period                                    $10.455           $9.179           $9.628           $8.397           $6.320
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    327              424              529              494              348
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.109           $9.574           $8.366           $6.310          $10.599
  Accumulation Unit Value at end of
   period                                    $10.354           $9.109           $9.574           $8.366           $6.310
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    481              592              648              620              530
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.636          $15.421          $13.509          $10.214                -
  Accumulation Unit Value at end of
   period                                    $16.596          $14.636          $15.421          $13.509                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    121              126              121               97                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.005           $9.493           $8.320           $6.294          $10.594
  Accumulation Unit Value at end of
   period                                    $10.205           $9.005           $9.493           $8.320           $6.294
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     99              131              138              150              120

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.501          $15.325          $13.465          $10.211                -
  Accumulation Unit Value at end of
   period                                    $16.393          $14.501          $15.325          $13.465                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     34               33               35               34                -
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.463           $9.894           $8.525           $6.383          $10.293
  Accumulation Unit Value at end of
   period                                    $11.379           $9.463           $9.894           $8.525           $6.383
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     83               28               33               49               34
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.354           $9.810           $8.478           $6.367          $10.287
  Accumulation Unit Value at end of
   period                                    $11.215           $9.354           $9.810           $8.478           $6.367
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               16               15               12               85
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.283           $9.755           $8.447           $6.356          $10.284
  Accumulation Unit Value at end of
   period                                    $11.107           $9.283           $9.755           $8.447           $6.356
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                8               17                8                8
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.297          $16.115          $13.990          $10.553                -
  Accumulation Unit Value at end of
   period                                    $18.257          $15.297          $16.115          $13.990                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                8                9                8                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.177           $9.672           $8.401           $6.340          $10.279
  Accumulation Unit Value at end of
   period                                    $10.947           $9.177           $9.672           $8.401           $6.340
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                1                1                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.155          $16.014          $13.944          $10.550                -
  Accumulation Unit Value at end of
   period                                    $18.034          $15.155          $16.014          $13.944                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -                -                -
FIDELITY VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.809           $8.959           $7.353           $5.842          $10.329
  Accumulation Unit Value at end of
   period                                     $9.913           $8.809           $8.959           $7.353           $5.842
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    350              438              159              282              206
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.708           $8.883           $7.313           $5.827          $10.323
  Accumulation Unit Value at end of
   period                                     $9.770           $8.708           $8.883           $7.313           $5.827
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     65              168               20               19               26
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.642           $8.833           $7.286           $5.817          $10.320
  Accumulation Unit Value at end of
   period                                     $9.676           $8.642           $8.833           $7.286           $5.817
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     41               31               35               17               13
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.854          $15.220          $12.586          $10.074                -
  Accumulation Unit Value at end of
   period                                    $16.590          $14.854          $15.220          $12.586                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               15                7                2                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.543           $8.758           $7.246           $5.803          $10.315
  Accumulation Unit Value at end of
   period                                     $9.537           $8.543           $8.758           $7.246           $5.803
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                7                8                7                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.716          $15.124          $12.545          $10.071                -
  Accumulation Unit Value at end of
   period                                    $16.388          $14.716          $15.124          $12.545                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                2                1                1                -

86

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.784          $11.157           $8.822           $6.418          $10.251
  Accumulation Unit Value at end of
   period                                    $11.025           $9.784          $11.157           $8.822           $6.418
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,160            2,678            2,965            2,944            1,489
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.672          $11.063           $8.774           $6.402          $10.246
  Accumulation Unit Value at end of
   period                                    $10.866           $9.672          $11.063           $8.774           $6.402
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    497              564              610              687              266
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.598          $11.000           $8.742           $6.391          $10.242
  Accumulation Unit Value at end of
   period                                    $10.762           $9.598          $11.000           $8.742           $6.391
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    301              387              444              469              376
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.646          $17.977          $14.322          $10.497                -
  Accumulation Unit Value at end of
   period                                    $17.499          $15.646          $17.977          $14.322                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    146              165              179              124                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.488          $10.907           $8.693           $6.375          $10.237
  Accumulation Unit Value at end of
   period                                    $10.606           $9.488          $10.907           $8.693           $6.375
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     49               70               81               84               49
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.501          $17.865          $14.275          $10.494                -
  Accumulation Unit Value at end of
   period                                    $17.286          $15.501          $17.865          $14.275                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     45               32               45               33                -
FIDELITY VIP VALUE STRATEGIES PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.165          $10.243           $8.242           $5.332          $10.457
  Accumulation Unit Value at end of
   period                                    $11.454           $9.165          $10.243           $8.242           $5.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    168              157              183              192              104
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.060          $10.156           $8.197           $5.319          $10.451
  Accumulation Unit Value at end of
   period                                    $11.289           $9.060          $10.156           $8.197           $5.319
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     63               27               27              206              153
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.990          $10.099           $8.167           $5.310          $10.448
  Accumulation Unit Value at end of
   period                                    $11.181           $8.990          $10.099           $8.167           $5.310
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     40               46               65               60               37
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $18.051          $20.328          $16.480          $10.742                -
  Accumulation Unit Value at end of
   period                                    $22.393          $18.051          $20.328          $16.480                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               11                9               11                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.887          $10.013           $8.122           $5.296          $10.443
  Accumulation Unit Value at end of
   period                                    $11.019           $8.887          $10.013           $8.122           $5.296
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                6                9               10                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.885          $20.200          $16.426          $10.738                -
  Accumulation Unit Value at end of
   period                                    $22.120          $17.885          $20.200          $16.426                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                8                9                -
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.081          $10.778           $9.439           $7.232          $10.888
  Accumulation Unit Value at end of
   period                                    $10.832          $10.081          $10.778           $9.439           $7.232
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    137              137              119               95               60

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.965          $10.686           $9.387           $7.213          $10.882
  Accumulation Unit Value at end of
   period                                    $10.676           $9.965          $10.686           $9.387           $7.213
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     25               29               23               23               11
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.889          $10.626           $9.352           $7.201          $10.878
  Accumulation Unit Value at end of
   period                                    $10.573           $9.889          $10.626           $9.352           $7.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     32               49               37               38               34
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.682          $14.738          $13.004          $10.038                -
  Accumulation Unit Value at end of
   period                                    $14.592          $13.682          $14.738          $13.004                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     31               32                3                3                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.776          $10.536           $9.301           $7.183          $10.873
  Accumulation Unit Value at end of
   period                                    $10.421           $9.776          $10.536           $9.301           $7.183
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2                6                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.555          $14.645          $12.961          $10.035                -
  Accumulation Unit Value at end of
   period                                    $14.414          $13.555          $14.645          $12.961                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                5                5                -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.735          $10.670           $9.639           $7.239          $10.503
  Accumulation Unit Value at end of
   period                                    $11.886          $10.735          $10.670           $9.639           $7.239
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,047            8,583            8,876            8,914            5,141
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.613          $10.580           $9.586           $7.220          $10.498
  Accumulation Unit Value at end of
   period                                    $11.715          $10.613          $10.580           $9.586           $7.220
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,390            1,610            1,715            1,602              866
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.531          $10.520           $9.550           $7.208          $10.494
  Accumulation Unit Value at end of
   period                                    $11.602          $10.531          $10.520           $9.550           $7.208
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    769              993            1,070            1,214              904
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.502          $15.524          $14.129          $10.690                -
  Accumulation Unit Value at end of
   period                                    $17.036          $15.502          $15.524          $14.129                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    336              417              313              275                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.411          $10.431           $9.498           $7.190          $10.489
  Accumulation Unit Value at end of
   period                                    $11.435          $10.411          $10.431           $9.498           $7.190
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     95              123              135              158               94
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.359          $15.427          $14.082          $10.687                -
  Accumulation Unit Value at end of
   period                                    $16.828          $15.359          $15.427          $14.082                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     59               71               74               63                -
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.572          $11.181           $8.871           $6.989          $10.774
  Accumulation Unit Value at end of
   period                                    $12.299          $10.572          $11.181           $8.871           $6.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    749              987            1,059            1,083              597
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.451          $11.086           $8.822           $6.971          $10.768
  Accumulation Unit Value at end of
   period                                    $12.122          $10.451          $11.086           $8.822           $6.971
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     87              155              224              140              329

88

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.371          $11.024           $8.789           $6.959          $10.765
  Accumulation Unit Value at end of
   period                                    $12.005          $10.371          $11.024           $8.789           $6.959
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    118              175              198              195              143
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.711          $16.742          $13.382          $10.622                -
  Accumulation Unit Value at end of
   period                                    $18.141          $15.711          $16.742          $13.382                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               42               44               44                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.252          $10.930           $8.741           $6.942          $10.759
  Accumulation Unit Value at end of
   period                                    $11.832          $10.252          $10.930           $8.741           $6.942
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9               12               13               16                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.566          $16.637          $13.338          $10.619                -
  Accumulation Unit Value at end of
   period                                    $17.919          $15.566          $16.637          $13.338                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                6                9                6                -
FRANKLIN SMALL-MID CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.646          $11.388           $9.080           $6.436          $10.703
  Accumulation Unit Value at end of
   period                                    $11.601          $10.646          $11.388           $9.080           $6.436
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    220              328              295              255              149
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.524          $11.291           $9.030           $6.420          $10.698
  Accumulation Unit Value at end of
   period                                    $11.434          $10.524          $11.291           $9.030           $6.420
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     33               41              116              168               31
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.443          $11.227           $8.997           $6.409          $10.694
  Accumulation Unit Value at end of
   period                                    $11.324          $10.443          $11.227           $8.997           $6.409
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     54               66               84               75               46
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.257          $17.521          $14.076          $10.052                -
  Accumulation Unit Value at end of
   period                                    $17.583          $16.257          $17.521          $14.076                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20               14               40               38                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.324          $11.132           $8.948           $6.393          $10.689
  Accumulation Unit Value at end of
   period                                    $11.160          $10.324          $11.132           $8.948           $6.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                8                9                6                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.106          $17.411          $14.030          $10.049                -
  Accumulation Unit Value at end of
   period                                    $17.368          $16.106          $17.411          $14.030                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                8                8                8                -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.821          $11.729          $10.755           $8.710          $10.182
  Accumulation Unit Value at end of
   period                                    $13.101          $11.821          $11.729          $10.755           $8.710
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,734            5,347            5,414            5,229            2,264
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.686          $11.630          $10.695           $8.688          $10.177
  Accumulation Unit Value at end of
   period                                    $12.912          $11.686          $11.630          $10.695           $8.688
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    703              805              846              780              323
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.597          $11.564          $10.656           $8.674          $10.173
  Accumulation Unit Value at end of
   period                                    $12.788          $11.597          $11.564          $10.656           $8.674
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    614              700              738              748              456

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.926          $13.921          $12.861          $10.494                -
  Accumulation Unit Value at end of
   period                                    $15.318          $13.926          $13.921          $12.861                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    531              511              453              342                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.464          $11.466          $10.598           $8.652          $10.168
  Accumulation Unit Value at end of
   period                                    $12.604          $11.464          $11.466          $10.598           $8.652
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    122              116              129              110               69
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.797          $13.834          $12.818          $10.491                -
  Accumulation Unit Value at end of
   period                                    $15.131          $13.797          $13.834          $12.818                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     65               67               62               22                -
HARTFORD BALANCED HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.195          $10.176           $9.225           $7.198          $10.413
  Accumulation Unit Value at end of
   period                                    $11.234          $10.195          $10.176           $9.225           $7.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    443              433              382              306              118
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.078          $10.089           $9.175           $7.180          $10.408
  Accumulation Unit Value at end of
   period                                    $11.072          $10.078          $10.089           $9.175           $7.180
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    125              130              131              104               39
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.001          $10.032           $9.141           $7.168          $10.404
  Accumulation Unit Value at end of
   period                                    $10.965          $10.001          $10.032           $9.141           $7.168
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     39               33               24               21               17
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.343          $14.424          $13.175          $10.358                -
  Accumulation Unit Value at end of
   period                                    $15.687          $14.343          $14.424          $13.175                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     32               31               29               22                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.887           $9.947           $9.091           $7.150          $10.399
  Accumulation Unit Value at end of
   period                                    $10.807           $9.887           $9.947           $9.091           $7.150
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19               22                8               10                6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.211          $14.334          $13.132          $10.355                -
  Accumulation Unit Value at end of
   period                                    $15.495          $14.211          $14.334          $13.132                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.331           $9.561           $8.343           $5.823          $10.580
  Accumulation Unit Value at end of
   period                                     $9.698           $8.331           $9.561           $8.343           $5.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17,868           22,375           24,221           23,668           14,067
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.236           $9.480           $8.297           $5.808          $10.575
  Accumulation Unit Value at end of
   period                                     $9.558           $8.236           $9.480           $8.297           $5.808
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,546            4,551            4,517            4,597            2,356
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.173           $9.426           $8.267           $5.798          $10.571
  Accumulation Unit Value at end of
   period                                     $9.466           $8.173           $9.426           $8.267           $5.798
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,918            2,479            2,765            3,048            2,217
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.608          $16.889          $14.849          $10.441                -
  Accumulation Unit Value at end of
   period                                    $16.877          $14.608          $16.889          $14.849                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    663              801              850              556                -

90

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.079           $9.346           $8.221           $5.784          $10.566
  Accumulation Unit Value at end of
   period                                     $9.330           $8.079           $9.346           $8.221           $5.784
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    394              500              558              562              449
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.473          $16.784          $14.800          $10.438                -
  Accumulation Unit Value at end of
   period                                    $16.671          $14.473          $16.784          $14.800                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    113              108              144              107                -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.401           $9.448           $8.423           $6.815          $10.249
  Accumulation Unit Value at end of
   period                                    $10.877           $9.401           $9.448           $8.423           $6.815
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,809            3,417            3,758            3,321            1,440
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.293           $9.368           $8.376           $6.798          $10.244
  Accumulation Unit Value at end of
   period                                    $10.720           $9.293           $9.368           $8.376           $6.798
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    402              465              494              412              166
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.222           $9.315           $8.346           $6.786          $10.240
  Accumulation Unit Value at end of
   period                                    $10.617           $9.222           $9.315           $8.346           $6.786
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    308              382              427              405              307
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.061          $14.238          $12.788          $10.425                -
  Accumulation Unit Value at end of
   period                                    $16.146          $14.061          $14.238          $12.788                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    150              162              176              129                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.117           $9.236           $8.300           $6.769          $10.235
  Accumulation Unit Value at end of
   period                                    $10.464           $9.117           $9.236           $8.300           $6.769
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     53               60               68               65               33
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.931          $14.149          $12.746          $10.422                -
  Accumulation Unit Value at end of
   period                                    $15.949          $13.931          $14.149          $12.746                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20               21               29               18                -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.712           $9.745           $8.752           $7.136          $10.483
  Accumulation Unit Value at end of
   period                                    $10.852           $9.712           $9.745           $8.752           $7.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10,614           13,121           14,166           13,324            7,136
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.601           $9.663           $8.703           $7.118          $10.478
  Accumulation Unit Value at end of
   period                                    $10.695           $9.601           $9.663           $8.703           $7.118
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,965            2,324            2,426            2,350            1,109
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.527           $9.608           $8.672           $7.106          $10.474
  Accumulation Unit Value at end of
   period                                    $10.592           $9.527           $9.608           $8.672           $7.106
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    937            1,220            1,339            1,420              882
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.760          $13.911          $12.587          $10.341                -
  Accumulation Unit Value at end of
   period                                    $15.260          $13.760          $13.911          $12.587                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    398              417              425              278                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.418           $9.527           $8.624           $7.089          $10.469
  Accumulation Unit Value at end of
   period                                    $10.440           $9.418           $9.527           $8.624           $7.089
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    120              138              145              135               95

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.633          $13.824          $12.545          $10.338                -
  Accumulation Unit Value at end of
   period                                    $15.073          $13.633          $13.824          $12.545                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     67               50               78               55                -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.822           $8.054           $7.167           $5.371          $10.508
  Accumulation Unit Value at end of
   period                                     $8.281           $6.822           $8.054           $7.167           $5.371
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     40               47               34               34               37
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $6.744           $7.986           $7.127           $5.358          $10.503
  Accumulation Unit Value at end of
   period                                     $8.162           $6.744           $7.986           $7.127           $5.358
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12                7               24               29               12
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.692           $7.940           $7.101           $5.349          $10.499
  Accumulation Unit Value at end of
   period                                     $8.083           $6.692           $7.940           $7.101           $5.349
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               28               19               20               20
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.084          $15.564          $13.953          $10.537                -
  Accumulation Unit Value at end of
   period                                    $15.764          $13.084          $15.564          $13.953                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               10                7                3                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.615           $7.873           $7.062           $5.335          $10.494
  Accumulation Unit Value at end of
   period                                     $7.966           $6.615           $7.873           $7.062           $5.335
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                4                4                4                6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.963          $15.466          $13.907          $10.534                -
  Accumulation Unit Value at end of
   period                                    $15.572          $12.963          $15.466          $13.907                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -                -                -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.751           $9.808           $8.594           $6.148          $10.477
  Accumulation Unit Value at end of
   period                                    $10.191           $8.751           $9.808           $8.594           $6.148
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     44               25               24               27               17
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.651           $9.724           $8.547           $6.132          $10.472
  Accumulation Unit Value at end of
   period                                    $10.045           $8.651           $9.724           $8.547           $6.132
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23                1                1                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.585           $9.669           $8.516           $6.122          $10.468
  Accumulation Unit Value at end of
   period                                     $9.948           $8.585           $9.669           $8.516           $6.122
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3               10               10                2
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.584          $16.467          $14.539          $10.478                -
  Accumulation Unit Value at end of
   period                                    $16.857          $14.584          $16.467          $14.539                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.487           $9.587           $8.469           $6.107          $10.463
  Accumulation Unit Value at end of
   period                                     $9.804           $8.487           $9.587           $8.469           $6.107
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                -                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.449          $16.364          $14.491          $10.475                -
  Accumulation Unit Value at end of
   period                                    $16.651          $14.449          $16.364          $14.491                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                1                -

92

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.114          $10.177           $8.667           $6.564          $10.643
  Accumulation Unit Value at end of
   period                                    $10.616           $9.114          $10.177           $8.667           $6.564
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    115              281              317               86               68
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.010          $10.090           $8.619           $6.547          $10.637
  Accumulation Unit Value at end of
   period                                    $10.463           $9.010          $10.090           $8.619           $6.547
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     31              235              116               22               19
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.941          $10.033           $8.588           $6.536          $10.634
  Accumulation Unit Value at end of
   period                                    $10.362           $8.941          $10.033           $8.588           $6.536
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     45               67               49               16               15
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.123          $15.888          $13.633          $10.402                -
  Accumulation Unit Value at end of
   period                                    $16.327          $14.123          $15.888          $13.633                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               16                7                3                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.838           $9.948           $8.541           $6.520          $10.628
  Accumulation Unit Value at end of
   period                                    $10.213           $8.838           $9.948           $8.541           $6.520
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                4               11                4                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.992          $15.789          $13.588          $10.399                -
  Accumulation Unit Value at end of
   period                                    $16.128          $13.992          $15.789          $13.588                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                5                9                1                -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.974           $8.897           $7.693           $6.034          $10.179
  Accumulation Unit Value at end of
   period                                     $9.951           $7.974           $8.897           $7.693           $6.034
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,536            5,558            6,250            5,861            2,659
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.883           $8.821           $7.651           $6.019          $10.173
  Accumulation Unit Value at end of
   period                                     $9.807           $7.883           $8.821           $7.651           $6.019
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,045            1,164            1,283            1,058              519
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.823           $8.771           $7.623           $6.009          $10.170
  Accumulation Unit Value at end of
   period                                     $9.713           $7.823           $8.771           $7.623           $6.009
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    466              582              640              654              482
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.623          $15.312          $13.341          $10.543                -
  Accumulation Unit Value at end of
   period                                    $16.872          $13.623          $15.312          $13.341                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    184              207              227              175                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.733           $8.697           $7.581           $5.994          $10.165
  Accumulation Unit Value at end of
   period                                     $9.573           $7.733           $8.697           $7.581           $5.994
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     60               86               99              102               52
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.497          $15.216          $13.297          $10.540                -
  Accumulation Unit Value at end of
   period                                    $16.666          $13.497          $15.216          $13.297                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               28               44               33                -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.280          $12.895          $11.287           $7.626          $10.352
  Accumulation Unit Value at end of
   period                                    $14.932          $13.280          $12.895          $11.287           $7.626
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,357            1,451            1,783            1,148              188

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.128          $12.786          $11.225           $7.607          $10.347
  Accumulation Unit Value at end of
   period                                    $14.717          $13.128          $12.786          $11.225           $7.607
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    184              166              233              233               29
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.027          $12.714          $11.184           $7.594          $10.343
  Accumulation Unit Value at end of
   period                                    $14.575          $13.027          $12.714          $11.184           $7.594
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    121              181              224              200               40
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.682          $17.299          $15.256          $10.385                -
  Accumulation Unit Value at end of
   period                                    $19.733          $17.682          $17.299          $15.256                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    136              120              209              137                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.878          $12.606          $11.122           $7.575          $10.338
  Accumulation Unit Value at end of
   period                                    $14.365          $12.878          $12.606          $11.122           $7.575
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     42               52               50               41               15
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.519          $17.191          $15.206          $10.382                -
  Accumulation Unit Value at end of
   period                                    $19.493          $17.519          $17.191          $15.206                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               42               13               12                -
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.793           $9.210           $8.178           $6.230          $10.408
  Accumulation Unit Value at end of
   period                                     $9.214           $7.793           $9.210           $8.178           $6.230
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    904            1,096            1,088              884              604
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.704           $9.132           $8.133           $6.214          $10.403
  Accumulation Unit Value at end of
   period                                     $9.081           $7.704           $9.132           $8.133           $6.214
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    135              173              192              184              103
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.645           $9.080           $8.104           $6.204          $10.399
  Accumulation Unit Value at end of
   period                                     $8.994           $7.645           $9.080           $8.104           $6.204
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    151              190              206              180              142
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.083          $15.578          $13.937          $10.696                -
  Accumulation Unit Value at end of
   period                                    $15.352          $13.083          $15.578          $13.937                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     34               38               35               22                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.558           $9.003           $8.059           $6.188          $10.394
  Accumulation Unit Value at end of
   period                                     $8.864           $7.558           $9.003           $8.059           $6.188
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               27               31               38               23
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.962          $15.480          $13.891          $10.693                -
  Accumulation Unit Value at end of
   period                                    $15.165          $12.962          $15.480          $13.891                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               10               18                9                -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.535           $9.693           $9.855          $10.012          $10.013
  Accumulation Unit Value at end of
   period                                     $9.379           $9.535           $9.693           $9.855          $10.012
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,019            5,872            4,799            6,042            5,454
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.426           $9.611           $9.801           $9.987          $10.008
  Accumulation Unit Value at end of
   period                                     $9.244           $9.426           $9.611           $9.801           $9.987
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    825              544              708              822              389

94

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.354           $9.557           $9.765           $9.970          $10.004
  Accumulation Unit Value at end of
   period                                     $9.155           $9.354           $9.557           $9.765           $9.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,007              916              826            1,179              978
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.295           $9.520           $9.752           $9.982                -
  Accumulation Unit Value at end of
   period                                     $9.074           $9.295           $9.520           $9.752                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    425              444              322               72                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.247           $9.476           $9.711           $9.945          $10.000
  Accumulation Unit Value at end of
   period                                     $9.023           $9.247           $9.476           $9.711           $9.945
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     64               53              103              155               91
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.209           $9.461           $9.720           $9.979                -
  Accumulation Unit Value at end of
   period                                     $8.963           $9.209           $9.461           $9.720                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    203               94               85               48                -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.803          $10.313           $8.446           $6.642          $10.461
  Accumulation Unit Value at end of
   period                                    $11.151           $9.803          $10.313           $8.446           $6.642
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    340              464              563              687              328
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.691          $10.226           $8.400           $6.625          $10.456
  Accumulation Unit Value at end of
   period                                    $10.990           $9.691          $10.226           $8.400           $6.625
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     89              115               84               92               47
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.617          $10.168           $8.369           $6.614          $10.452
  Accumulation Unit Value at end of
   period                                    $10.885           $9.617          $10.168           $8.369           $6.614
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     77               96              103              114               97
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.089          $15.994          $13.197          $10.456                -
  Accumulation Unit Value at end of
   period                                    $17.036          $15.089          $15.994          $13.197                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               12               13               14                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.507          $10.082           $8.323           $6.597          $10.447
  Accumulation Unit Value at end of
   period                                    $10.728           $9.507          $10.082           $8.323           $6.597
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7               10               10               16                8
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.950          $15.894          $13.154          $10.453                -
  Accumulation Unit Value at end of
   period                                    $16.828          $14.950          $15.894          $13.154                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                7                1                4                -
HARTFORD SMALL/MID CAP EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.035          $10.320           $8.337           $5.732          $10.244
  Accumulation Unit Value at end of
   period                                    $11.438          $10.035          $10.320           $8.337           $5.732
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    354              282              342              252              133
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.920          $10.232           $8.292           $5.718          $10.239
  Accumulation Unit Value at end of
   period                                    $11.273           $9.920          $10.232           $8.292           $5.718
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     47               72               60              141               21
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.844          $10.174           $8.261           $5.708          $10.236
  Accumulation Unit Value at end of
   period                                    $11.165           $9.844          $10.174           $8.261           $5.708
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     36               60               94               67               39

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.648          $18.285          $14.884          $10.310                -
  Accumulation Unit Value at end of
   period                                    $19.964          $17.648          $18.285          $14.884                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               32               33               27                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.732          $10.088           $8.216           $5.694          $10.230
  Accumulation Unit Value at end of
   period                                    $11.004           $9.732          $10.088           $8.216           $5.694
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                3                2                8                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.485          $18.170          $14.835          $10.307                -
  Accumulation Unit Value at end of
   period                                    $19.720          $17.485          $18.170          $14.835                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13               15               15               15                -
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.300          $12.329           $9.179           $6.892          $10.631
  Accumulation Unit Value at end of
   period                                    $14.203          $12.300          $12.329           $9.179           $6.892
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    296              314              193              133               73
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.159          $12.225           $9.128           $6.875          $10.626
  Accumulation Unit Value at end of
   period                                    $13.999          $12.159          $12.225           $9.128           $6.875
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     82               74               53               26               22
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.066          $12.156           $9.095           $6.863          $10.622
  Accumulation Unit Value at end of
   period                                    $13.864          $12.066          $12.156           $9.095           $6.863
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     62               69               39               41               36
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $18.575          $18.760          $14.071          $10.645                -
  Accumulation Unit Value at end of
   period                                    $21.290          $18.575          $18.760          $14.071                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               14               12                7                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.928          $12.053           $9.045           $6.846          $10.617
  Accumulation Unit Value at end of
   period                                    $13.664          $11.928          $12.053           $9.045           $6.846
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2               16               10                3                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $18.404          $18.643          $14.025          $10.642                -
  Accumulation Unit Value at end of
   period                                    $21.030          $18.404          $18.643          $14.025                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               16               13               13                -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.547           $9.814           $8.691           $6.242          $10.633
  Accumulation Unit Value at end of
   period                                    $10.742           $9.547           $9.814           $8.691           $6.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    233               31               41               39               26
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.438           $9.731           $8.643           $6.227          $10.627
  Accumulation Unit Value at end of
   period                                    $10.587           $9.438           $9.731           $8.643           $6.227
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                3                3                2
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.366           $9.675           $8.611           $6.216          $10.624
  Accumulation Unit Value at end of
   period                                    $10.485           $9.366           $9.675           $8.611           $6.216
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                5                8               14                8
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.449          $16.000          $14.276          $10.331                -
  Accumulation Unit Value at end of
   period                                    $17.253          $15.449          $16.000          $14.276                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                5                9                -

96

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.259           $9.593           $8.564           $6.201          $10.618
  Accumulation Unit Value at end of
   period                                    $10.334           $9.259           $9.593           $8.564           $6.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                2                2                3                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.307          $15.900          $14.229          $10.328                -
  Accumulation Unit Value at end of
   period                                    $17.042          $15.307          $15.900          $14.229                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1                6                6                -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.331          $10.767          $10.181           $9.000           $9.941
  Accumulation Unit Value at end of
   period                                    $11.986          $11.331          $10.767          $10.181           $9.000
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15,445           17,214           19,012           17,393            7,751
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.202          $10.676          $10.125           $8.977           $9.936
  Accumulation Unit Value at end of
   period                                    $11.814          $11.202          $10.676          $10.125           $8.977
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,599            2,819            3,030            2,668            1,170
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.116          $10.616          $10.088           $8.962           $9.933
  Accumulation Unit Value at end of
   period                                    $11.700          $11.116          $10.616          $10.088           $8.962
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,430            1,688            1,778            1,722            1,072
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.626          $12.088          $11.516          $10.256                -
  Accumulation Unit Value at end of
   period                                    $13.256          $12.626          $12.088          $11.516                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    846              920              914              621                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.989          $10.526          $10.033           $8.940           $9.928
  Accumulation Unit Value at end of
   period                                    $11.531          $10.989          $10.526          $10.033           $8.940
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    151              190              216              227              109
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.510          $12.012          $11.478          $10.253                -
  Accumulation Unit Value at end of
   period                                    $13.094          $12.510          $12.012          $11.478                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     94               89              120               83                -
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.273           $9.959           $9.754           $9.592           $9.798
  Accumulation Unit Value at end of
   period                                    $10.479          $10.273           $9.959           $9.754           $9.592
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,702            2,083            1,651            1,651            1,434
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.156           $9.874           $9.701           $9.568           $9.793
  Accumulation Unit Value at end of
   period                                    $10.328          $10.156           $9.874           $9.701           $9.568
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    270              249              305              175               82
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.078           $9.819           $9.665           $9.552           $9.790
  Accumulation Unit Value at end of
   period                                    $10.228          $10.078           $9.819           $9.665           $9.552
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    211              277              375              403              401
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.499          $10.254          $10.120          $10.026                -
  Accumulation Unit Value at end of
   period                                    $10.629          $10.499          $10.254          $10.120                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    360              221              188              147                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.963           $9.735           $9.612           $9.529           $9.785
  Accumulation Unit Value at end of
   period                                    $10.081           $9.963           $9.735           $9.612           $9.529
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    127              137              147              147               14

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.402          $10.190          $10.086          $10.024                -
  Accumulation Unit Value at end of
   period                                    $10.499          $10.402          $10.190          $10.086                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    172               32               11                6                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.415           $9.762           $8.655           $7.075          $10.637
  Accumulation Unit Value at end of
   period                                    $10.834           $9.415           $9.762           $8.655           $7.075
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    437              522              571              257              194
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.307           $9.679           $8.607           $7.057          $10.632
  Accumulation Unit Value at end of
   period                                    $10.677           $9.307           $9.679           $8.607           $7.057
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    280              374              402              344              156
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.236           $9.625           $8.576           $7.045          $10.628
  Accumulation Unit Value at end of
   period                                    $10.575           $9.236           $9.625           $8.576           $7.045
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     65               88               83               28               26
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.412          $14.012          $12.516          $10.308                -
  Accumulation Unit Value at end of
   period                                    $15.318          $13.412          $14.012          $12.516                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     36               36               37               15                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.130           $9.543           $8.529           $7.027          $10.623
  Accumulation Unit Value at end of
   period                                    $10.422           $9.130           $9.543           $8.529           $7.027
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20               14               16                2                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.288          $13.924          $12.475          $10.305                -
  Accumulation Unit Value at end of
   period                                    $15.131          $13.288          $13.924          $12.475                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                6               10                -                -
INVESCO V.I. BALANCED RISK ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.926          $10.345                -                -                -
  Accumulation Unit Value at end of
   period                                    $11.891          $10.926                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    825              738                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.900          $10.341                -                -                -
  Accumulation Unit Value at end of
   period                                    $11.827          $10.900                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    177               78                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.883          $10.338                -                -                -
  Accumulation Unit Value at end of
   period                                    $11.785          $10.883                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13                7                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.861          $10.335                -                -                -
  Accumulation Unit Value at end of
   period                                    $11.732          $10.861                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20                8                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.857          $10.334                -                -                -
  Accumulation Unit Value at end of
   period                                    $11.722          $10.857                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6               12                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.836          $10.331                -                -                -
  Accumulation Unit Value at end of
   period                                    $11.669          $10.836                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               13                -                -                -

98

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.622           $9.811           $9.130           $7.252          $10.385
  Accumulation Unit Value at end of
   period                                    $10.753           $9.622           $9.811           $9.130           $7.252
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     88              110              243              309               98
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.512           $9.728           $9.080           $7.234          $10.380
  Accumulation Unit Value at end of
   period                                    $10.598           $9.512           $9.728           $9.080           $7.234
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               29               53               51               57
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.439           $9.673           $9.047           $7.222          $10.376
  Accumulation Unit Value at end of
   period                                    $10.497           $9.439           $9.673           $9.047           $7.222
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     37               38               49               44               37
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.202          $13.562          $12.716          $10.177                -
  Accumulation Unit Value at end of
   period                                    $14.644          $13.202          $13.562          $12.716                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16                2                6                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.332           $9.591           $8.997           $7.204          $10.371
  Accumulation Unit Value at end of
   period                                    $10.346           $9.332           $9.591           $8.997           $7.204
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                4                5                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.080          $13.478          $12.674          $10.174                -
  Accumulation Unit Value at end of
   period                                    $14.465          $13.080          $13.478          $12.674                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.595           $9.394           $8.481           $6.391          $10.303
  Accumulation Unit Value at end of
   period                                     $9.744           $8.595           $9.394           $8.481           $6.391
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,528            1,754            1,918            1,843              830
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.496           $9.315           $8.435           $6.375          $10.298
  Accumulation Unit Value at end of
   period                                     $9.603           $8.496           $9.315           $8.435           $6.375
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    228              259              259              224               97
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.431           $9.262           $8.404           $6.365          $10.295
  Accumulation Unit Value at end of
   period                                     $9.511           $8.431           $9.262           $8.404           $6.365
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    177              211              216              215              170
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.992          $15.409          $14.016          $10.641                -
  Accumulation Unit Value at end of
   period                                    $15.744          $13.992          $15.409          $14.016                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     70               76               76               57                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.335           $9.184           $8.358           $6.349          $10.290
  Accumulation Unit Value at end of
   period                                     $9.374           $8.335           $9.184           $8.358           $6.349
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               39               36               37               21
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.863          $15.313          $13.971          $10.639                -
  Accumulation Unit Value at end of
   period                                    $15.552          $13.863          $15.313          $13.971                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               48               19               15                -
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.991          $11.285           $8.948           $7.524          $10.730
  Accumulation Unit Value at end of
   period                                    $12.287          $10.991          $11.285           $8.948           $7.524
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    397              475              432              221              113

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
-----------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.865          $11.189           $8.899           $7.506          $10.724
  Accumulation Unit Value at end of
   period                                    $12.111          $10.865          $11.189           $8.899           $7.506
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     68               70               51               24               12
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.782          $11.126           $8.866           $7.493          $10.721
  Accumulation Unit Value at end of
   period                                    $11.994          $10.782          $11.126           $8.866           $7.493
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     64               67               77               63               50
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.940          $15.455          $12.347          $10.461                -
  Accumulation Unit Value at end of
   period                                    $16.578          $14.940          $15.455          $12.347                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     26               25               29               18                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.659          $11.032           $8.818           $7.475          $10.716
  Accumulation Unit Value at end of
   period                                    $11.822          $10.659          $11.032           $8.818           $7.475
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                9                7                5                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.802          $15.359          $12.307          $10.458                -
  Accumulation Unit Value at end of
   period                                    $16.376          $14.802          $15.359          $12.307                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                6                5                -                -
INVESCO VAN KAMPEN V.I. AMERICAN
 FRANCHISE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.135                -                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $9.822                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     40                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.129                -                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $9.797                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.126                -                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $9.781                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.122                -                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $9.760                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     28                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.121                -                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $9.756                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.117                -                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $9.736                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -                -                -
INVESCO VAN KAMPEN V.I. AMERICAN VALUE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.275          $10.360           $8.620           $6.298          $10.475
  Accumulation Unit Value at end of
   period                                    $11.833          $10.275          $10.360           $8.620           $6.298
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    198              256              236              279              181
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.157          $10.273           $8.573           $6.282          $10.470
  Accumulation Unit Value at end of
   period                                    $11.662          $10.157          $10.273           $8.573           $6.282
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     69               68               71               70               58

100

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
-----------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.080          $10.215           $8.542           $6.271          $10.467
  Accumulation Unit Value at end of
   period                                    $11.550          $10.080          $10.215           $8.542           $6.271
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     41               42               47               51               32
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.843          $17.111          $14.345          $10.558                -
  Accumulation Unit Value at end of
   period                                    $19.252          $16.843          $17.111          $14.345                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                9               10               10                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.965          $10.128           $8.495           $6.256          $10.462
  Accumulation Unit Value at end of
   period                                    $11.384           $9.965          $10.128           $8.495           $6.256
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                6                5                6                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.688          $17.004          $14.298          $10.555                -
  Accumulation Unit Value at end of
   period                                    $19.017          $16.688          $17.004          $14.298                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
INVESCO VAN KAMPEN V.I. GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.421           $9.799           $8.880           $7.274          $10.476
  Accumulation Unit Value at end of
   period                                    $10.597           $9.421           $9.799           $8.880           $7.274
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    240              283              299              304              187
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.313           $9.717           $8.831           $7.256          $10.471
  Accumulation Unit Value at end of
   period                                    $10.444           $9.313           $9.717           $8.831           $7.256
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     26               28               34               33               26
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.242           $9.662           $8.799           $7.244          $10.468
  Accumulation Unit Value at end of
   period                                    $10.344           $9.242           $9.662           $8.799           $7.244
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     40               41               40               39               22
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.114          $13.743          $12.547          $10.355                -
  Accumulation Unit Value at end of
   period                                    $14.640          $13.114          $13.743          $12.547                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                5                5                4                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.137           $9.580           $8.751           $7.226          $10.463
  Accumulation Unit Value at end of
   period                                    $10.195           $9.137           $9.580           $8.751           $7.226
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               15               15               15               13
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.993          $13.657          $12.506          $10.353                -
  Accumulation Unit Value at end of
   period                                    $14.461          $12.993          $13.657          $12.506                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                3                3                3                -
INVESCO VAN KAMPEN V.I. MID CAP GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.015                -                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $9.858                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     46                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.010                -                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $9.833                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.007                -                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $9.817                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19                -                -                -                -

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
-----------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.003                -                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $9.796                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.002                -                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $9.792                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.998                -                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $9.772                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                -                -                -                -
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.465          $12.141          $10.989           $8.318          $10.285
  Accumulation Unit Value at end of
   period                                    $13.798          $12.465          $12.141          $10.989           $8.318
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,727            2,100            2,294            2,396            1,137
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.323          $12.038          $10.929           $8.297          $10.280
  Accumulation Unit Value at end of
   period                                    $13.600          $12.323          $12.038          $10.929           $8.297
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    263              302              304              293              133
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.229          $11.970          $10.889           $8.283          $10.277
  Accumulation Unit Value at end of
   period                                    $13.469          $12.229          $11.970          $10.889           $8.283
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    281              362              376              403              316
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.391          $15.103          $13.774          $10.504                -
  Accumulation Unit Value at end of
   period                                    $16.910          $15.391          $15.103          $13.774                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    139              152              126              115                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.089          $11.869          $10.829           $8.263          $10.271
  Accumulation Unit Value at end of
   period                                    $13.275          $12.089          $11.869          $10.829           $8.263
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     25               29               76              185               21
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.249          $15.009          $13.729          $10.501                -
  Accumulation Unit Value at end of
   period                                    $16.703          $15.249          $15.009          $13.729                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               15               17               17                -
LORD ABBETT CALIBRATED DIVIDEND GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.607          $10.763           $9.534           $7.854          $10.366
  Accumulation Unit Value at end of
   period                                    $11.733          $10.607          $10.763           $9.534           $7.854
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    465              511              359              265              121
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.486          $10.672           $9.482           $7.834          $10.361
  Accumulation Unit Value at end of
   period                                    $11.565          $10.486          $10.672           $9.482           $7.834
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    112              155              118              120               32
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.406          $10.612           $9.447           $7.821          $10.357
  Accumulation Unit Value at end of
   period                                    $11.453          $10.406          $10.612           $9.447           $7.821
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     27               28               32               44               12
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.751          $14.058          $12.546          $10.413                -
  Accumulation Unit Value at end of
   period                                    $15.097          $13.751          $14.058          $12.546                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23               25               21               19                -

102

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.287          $10.522           $9.395           $7.802          $10.352
  Accumulation Unit Value at end of
   period                                    $11.289          $10.287          $10.522           $9.395           $7.802
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                7                9                8                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.624          $13.970          $12.505          $10.410                -
  Accumulation Unit Value at end of
   period                                    $14.913          $13.624          $13.970          $12.505                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                5                5                -
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.602           $9.312           $8.063           $6.894          $10.527
  Accumulation Unit Value at end of
   period                                     $9.484           $8.602           $9.312           $8.063           $6.894
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    281              320              341              338              242
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.504           $9.233           $8.018           $6.877          $10.522
  Accumulation Unit Value at end of
   period                                     $9.348           $8.504           $9.233           $8.018           $6.877
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     58               60               79               82               45
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.439           $9.181           $7.989           $6.865          $10.518
  Accumulation Unit Value at end of
   period                                     $9.258           $8.439           $9.181           $7.989           $6.865
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     62               76               67               67               45
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.618          $13.761          $12.005          $10.342                -
  Accumulation Unit Value at end of
   period                                    $13.808          $12.618          $13.761          $12.005                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                4               11               11                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.343           $9.103           $7.945           $6.848          $10.513
  Accumulation Unit Value at end of
   period                                     $9.125           $8.343           $9.103           $7.945           $6.848
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               10               10               10                8
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.501          $13.675          $11.966          $10.339                -
  Accumulation Unit Value at end of
   period                                    $13.639          $12.501          $13.675          $11.966                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7                7                7                -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.118          $10.344           $9.142           $6.768          $10.619
  Accumulation Unit Value at end of
   period                                    $11.652          $10.118          $10.344           $9.142           $6.768
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    100              128              102               71               38
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.002          $10.256           $9.092           $6.751          $10.613
  Accumulation Unit Value at end of
   period                                    $11.484          $10.002          $10.256           $9.092           $6.751
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    160               28               23               16                2
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.926          $10.198           $9.059           $6.740          $10.610
  Accumulation Unit Value at end of
   period                                    $11.373           $9.926          $10.198           $9.059           $6.740
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     26               16               12               18                7
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.766          $15.209          $13.544          $10.102                -
  Accumulation Unit Value at end of
   period                                    $16.877          $14.766          $15.209          $13.544                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15                5                3                2                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.812          $10.112           $9.009           $6.723          $10.605
  Accumulation Unit Value at end of
   period                                    $11.210           $9.812          $10.112           $9.009           $6.723
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                -                1                1

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.629          $15.114          $13.499          $10.099                -
  Accumulation Unit Value at end of
   period                                    $16.671          $14.629          $15.114          $13.499                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                3                7                7                -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.265           $9.653           $8.850           $7.110          $10.600
  Accumulation Unit Value at end of
   period                                    $10.830           $9.265           $9.653           $8.850           $7.110
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    106               98              114              114               60
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.159           $9.571           $8.802           $7.092          $10.595
  Accumulation Unit Value at end of
   period                                    $10.674           $9.159           $9.571           $8.802           $7.092
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    121                6                1                1                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.089           $9.517           $8.770           $7.080          $10.591
  Accumulation Unit Value at end of
   period                                    $10.572           $9.089           $9.517           $8.770           $7.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9               19               14               14               17
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.017          $13.664          $12.622          $10.216                -
  Accumulation Unit Value at end of
   period                                    $15.101          $13.017          $13.664          $12.622                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                7               13                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.985           $9.437           $8.722           $7.062          $10.586
  Accumulation Unit Value at end of
   period                                    $10.419           $8.985           $9.437           $8.722           $7.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                2                2                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.896          $13.578          $12.581          $10.213                -
  Accumulation Unit Value at end of
   period                                    $14.917          $12.896          $13.578          $12.581                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                4                2                2                -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.009          $11.466          $10.874           $9.537          $10.040
  Accumulation Unit Value at end of
   period                                    $12.646          $12.009          $11.466          $10.874           $9.537
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,247            1,942            1,756              750              152
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.872          $11.369          $10.814           $9.513          $10.035
  Accumulation Unit Value at end of
   period                                    $12.464          $11.872          $11.369          $10.814           $9.513
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    317              238              229               59                8
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.781          $11.305          $10.774           $9.497          $10.032
  Accumulation Unit Value at end of
   period                                    $12.344          $11.781          $11.305          $10.774           $9.497
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    239              210              172              106               18
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.655          $12.174          $11.632          $10.279                -
  Accumulation Unit Value at end of
   period                                    $13.227          $12.655          $12.174          $11.632                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    213               95              145               67                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.647          $11.209          $10.715           $9.474          $10.027
  Accumulation Unit Value at end of
   period                                    $12.167          $11.647          $11.209          $10.715           $9.474
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     32               31               26               20                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.538          $12.098          $11.593          $10.276                -
  Accumulation Unit Value at end of
   period                                    $13.065          $12.538          $12.098          $11.593                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               17               15                3                -

104

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.999          $10.007           $9.279           $8.013          $10.255
  Accumulation Unit Value at end of
   period                                    $10.911           $9.999          $10.007           $9.279           $8.013
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,245            2,450            2,306            1,982              964
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.885           $9.922           $9.229           $7.993          $10.250
  Accumulation Unit Value at end of
   period                                    $10.754           $9.885           $9.922           $9.229           $7.993
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    413              437              443              355              134
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.809           $9.866           $9.195           $7.980          $10.247
  Accumulation Unit Value at end of
   period                                    $10.650           $9.809           $9.866           $9.195           $7.980
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    189              262              308              326              243
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.560          $12.664          $11.832          $10.295                -
  Accumulation Unit Value at end of
   period                                    $13.603          $12.560          $12.664          $11.832                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     99              118              110               83                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.697           $9.783           $9.144           $7.960          $10.242
  Accumulation Unit Value at end of
   period                                    $10.497           $9.697           $9.783           $9.144           $7.960
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     41               72               75               88               42
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.443          $12.585          $11.793          $10.292                -
  Accumulation Unit Value at end of
   period                                    $13.436          $12.443          $12.585          $11.793                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     56               56               48               36                -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.357           $9.557           $8.736           $7.253          $10.526
  Accumulation Unit Value at end of
   period                                    $10.665           $9.357           $9.557           $8.736           $7.253
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,891            3,516            3,882            3,425            1,491
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.250           $9.476           $8.688           $7.235          $10.521
  Accumulation Unit Value at end of
   period                                    $10.512           $9.250           $9.476           $8.688           $7.235
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    430              551              551              444              201
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.179           $9.423           $8.656           $7.223          $10.517
  Accumulation Unit Value at end of
   period                                    $10.411           $9.179           $9.423           $8.656           $7.223
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    317              417              440              428              300
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.099          $13.480          $12.415          $10.385                -
  Accumulation Unit Value at end of
   period                                    $14.820          $13.099          $13.480          $12.415                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    174              201              205              158                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.074           $9.343           $8.609           $7.205          $10.512
  Accumulation Unit Value at end of
   period                                    $10.261           $9.074           $9.343           $8.609           $7.205
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     53               78               74               67               31
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.978          $13.396          $12.374          $10.382                -
  Accumulation Unit Value at end of
   period                                    $14.639          $12.978          $13.396          $12.374                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               65               31               12                -
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.594          $10.063           $9.145           $7.547          $10.225
  Accumulation Unit Value at end of
   period                                    $10.689           $9.594          $10.063           $9.145           $7.547
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,184            1,552            1,682            1,749              948

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.484           $9.978           $9.095           $7.528          $10.219
  Accumulation Unit Value at end of
   period                                    $10.535           $9.484           $9.978           $9.095           $7.528
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    221              322              309              314              156
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.412           $9.922           $9.061           $7.515          $10.216
  Accumulation Unit Value at end of
   period                                    $10.434           $9.412           $9.922           $9.061           $7.515
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    223              323              342              400              285
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.614          $13.330          $12.205          $10.148                -
  Accumulation Unit Value at end of
   period                                    $13.948          $12.614          $13.330          $12.205                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    141              159              216              192                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.304           $9.838           $9.011           $7.496          $10.211
  Accumulation Unit Value at end of
   period                                    $10.283           $9.304           $9.838           $9.011           $7.496
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     27               55               50               50               33
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.497          $13.247          $12.165          $10.145                -
  Accumulation Unit Value at end of
   period                                    $13.778          $12.497          $13.247          $12.165                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               28               26               28                -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.812           $9.060           $8.294           $6.695          $10.230
  Accumulation Unit Value at end of
   period                                     $9.899           $8.812           $9.060           $8.294           $6.695
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,120            5,037            5,271            4,991            2,610
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.711           $8.984           $8.248           $6.678          $10.225
  Accumulation Unit Value at end of
   period                                     $9.756           $8.711           $8.984           $8.248           $6.678
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    648              771              791              768              351
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.645           $8.933           $8.218           $6.667          $10.222
  Accumulation Unit Value at end of
   period                                     $9.662           $8.645           $8.933           $8.218           $6.667
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    553              750              812              809              649
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.276          $13.752          $12.684          $10.316                -
  Accumulation Unit Value at end of
   period                                    $14.801          $13.276          $13.752          $12.684                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    198              218              222              198                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.546           $8.857           $8.173           $6.650          $10.217
  Accumulation Unit Value at end of
   period                                     $9.523           $8.546           $8.857           $8.173           $6.650
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     86               90               92               90               52
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.153          $13.666          $12.642          $10.313                -
  Accumulation Unit Value at end of
   period                                    $14.620          $13.153          $13.666          $12.642                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     52               48               43               30                -
OPPENHEIMER CAPITAL APPRECIATION FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.899           $9.173           $8.544           $6.026          $10.874
  Accumulation Unit Value at end of
   period                                     $9.962           $8.899           $9.173           $8.544           $6.026
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     78               97               91              105               52
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.797           $9.095           $8.498           $6.011          $10.869
  Accumulation Unit Value at end of
   period                                     $9.818           $8.797           $9.095           $8.498           $6.011
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                5                5                8                2

106

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.730           $9.044           $8.466           $6.001          $10.865
  Accumulation Unit Value at end of
   period                                     $9.724           $8.730           $9.044           $8.466           $6.001
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               25               29               33                7
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.821          $15.393          $14.446          $10.265                -
  Accumulation Unit Value at end of
   period                                    $16.468          $14.821          $15.393          $14.446                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                8                4               10                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.630           $8.968           $8.420           $5.986          $10.860
  Accumulation Unit Value at end of
   period                                     $9.584           $8.630           $8.968           $8.420           $5.986
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                8                8                8                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.684          $15.297          $14.399          $10.262                -
  Accumulation Unit Value at end of
   period                                    $16.267          $14.684          $15.297          $14.399                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                2                2                -
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.158          $10.178           $8.943           $6.524          $10.587
  Accumulation Unit Value at end of
   period                                    $10.895           $9.158          $10.178           $8.943           $6.524
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    613              848              859              999              717
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.053          $10.092           $8.894           $6.508          $10.582
  Accumulation Unit Value at end of
   period                                    $10.739           $9.053          $10.092           $8.894           $6.508
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    138              164              177              191              114
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.984          $10.035           $8.862           $6.497          $10.578
  Accumulation Unit Value at end of
   period                                    $10.635           $8.984          $10.035           $8.862           $6.497
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    126              190              168              168              144
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.614          $16.364          $14.487          $10.648                -
  Accumulation Unit Value at end of
   period                                    $17.257          $14.614          $16.364          $14.487                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     31               71               24               24                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.881           $9.950           $8.813           $6.481          $10.573
  Accumulation Unit Value at end of
   period                                    $10.482           $8.881           $9.950           $8.813           $6.481
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               13               15               20                9
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.479          $16.262          $14.440          $10.645                -
  Accumulation Unit Value at end of
   period                                    $17.046          $14.479          $16.262          $14.440                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                7                5                -
OPPENHEIMER MAIN STREET FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.470           $9.658           $8.477           $6.733          $10.551
  Accumulation Unit Value at end of
   period                                    $10.862           $9.470           $9.658           $8.477           $6.733
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     78               67               69               56               37
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.362           $9.576           $8.431           $6.716          $10.546
  Accumulation Unit Value at end of
   period                                    $10.706           $9.362           $9.576           $8.431           $6.716
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                4                3                3                2
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.290           $9.522           $8.400           $6.705          $10.543
  Accumulation Unit Value at end of
   period                                    $10.603           $9.290           $9.522           $8.400           $6.705
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9               16               12               12                5

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.307          $14.701          $13.000          $10.404                -
  Accumulation Unit Value at end of
   period                                    $16.288          $14.307          $14.701          $13.000                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                4                4                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.184           $9.442           $8.354           $6.688          $10.537
  Accumulation Unit Value at end of
   period                                    $10.450           $9.184           $9.442           $8.354           $6.688
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13                6                4                4                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.175          $14.609          $12.958          $10.401                -
  Accumulation Unit Value at end of
   period                                    $16.089          $14.175          $14.609          $12.958                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                2                2                2                -
OPPENHEIMER MAIN STREET SMALL-& MID-
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.553          $10.991           $9.080           $6.744          $10.519
  Accumulation Unit Value at end of
   period                                    $12.215          $10.553          $10.991           $9.080           $6.744
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    721              886              977            1,066              533
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.433          $10.898           $9.030           $6.727          $10.513
  Accumulation Unit Value at end of
   period                                    $12.039          $10.433          $10.898           $9.030           $6.727
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    113              132              134              140              130
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.353          $10.836           $8.997           $6.716          $10.510
  Accumulation Unit Value at end of
   period                                    $11.923          $10.353          $10.836           $8.997           $6.716
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    111              128              139              144              108
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.521          $17.336          $14.430          $10.797                -
  Accumulation Unit Value at end of
   period                                    $18.980          $16.521          $17.336          $14.430                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     55               61               61               57                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.235          $10.745           $8.948           $6.699          $10.505
  Accumulation Unit Value at end of
   period                                    $11.752          $10.235          $10.745           $8.948           $6.699
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16               20               20               22               12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.369          $17.227          $14.383          $10.794                -
  Accumulation Unit Value at end of
   period                                    $18.748          $16.369          $17.227          $14.383                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                6                7                7                -
OPPENHEIMER VALUE FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.841           $9.410           $8.333           $6.390          $10.773
  Accumulation Unit Value at end of
   period                                     $9.834           $8.841           $9.410           $8.333           $6.390
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     53               53               38               73               27
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.740           $9.330           $8.287           $6.374          $10.768
  Accumulation Unit Value at end of
   period                                     $9.693           $8.740           $9.330           $8.287           $6.374
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                6                6                6                2
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.673           $9.278           $8.257           $6.363          $10.765
  Accumulation Unit Value at end of
   period                                     $9.600           $8.673           $9.278           $8.257           $6.363
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6               15               18               18               14
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.780          $14.777          $13.184          $10.186                -
  Accumulation Unit Value at end of
   period                                    $15.214          $13.780          $14.777          $13.184                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                4                4                -

108

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.574           $9.199           $8.212           $6.347          $10.759
  Accumulation Unit Value at end of
   period                                     $9.461           $8.574           $9.199           $8.212           $6.347
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.653          $14.685          $13.141          $10.183                -
  Accumulation Unit Value at end of
   period                                    $15.028          $13.653          $14.685          $13.141                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                6                -                -                -
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.441          $12.012          $10.839           $7.093          $10.239
  Accumulation Unit Value at end of
   period                                    $12.551          $11.441          $12.012          $10.839           $7.093
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,548            2,634            3,176            3,612            1,496
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.311          $11.911          $10.779           $7.075          $10.234
  Accumulation Unit Value at end of
   period                                    $12.371          $11.311          $11.911          $10.779           $7.075
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    394              414              483              440              180
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.224          $11.843          $10.740           $7.063          $10.230
  Accumulation Unit Value at end of
   period                                    $12.251          $11.224          $11.843          $10.740           $7.063
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    275              350              459              465              336
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.461          $17.413          $15.830          $10.436                -
  Accumulation Unit Value at end of
   period                                    $17.923          $16.461          $17.413          $15.830                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    146              188              264              200                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.096          $11.743          $10.681           $7.045          $10.225
  Accumulation Unit Value at end of
   period                                    $12.075          $11.096          $11.743          $10.681           $7.045
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     39               37               42               50               32
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.309          $17.304          $15.778          $10.433                -
  Accumulation Unit Value at end of
   period                                    $17.704          $16.309          $17.304          $15.778                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                6                8                8                -
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.150          $10.362           $9.185           $6.907          $10.295
  Accumulation Unit Value at end of
   period                                    $11.401          $10.150          $10.362           $9.185           $6.907
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    265              225              238              254               36
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.034          $10.274           $9.135           $6.889          $10.290
  Accumulation Unit Value at end of
   period                                    $11.237          $10.034          $10.274           $9.135           $6.889
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19               14               14               13                3
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.957          $10.216           $9.101           $6.878          $10.287
  Accumulation Unit Value at end of
   period                                    $11.129           $9.957          $10.216           $9.101           $6.878
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8               10               10                9                7
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.011          $15.440          $13.790          $10.447                -
  Accumulation Unit Value at end of
   period                                    $16.736          $15.011          $15.440          $13.790                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9               13               13                9                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.843          $10.130           $9.051           $6.860          $10.281
  Accumulation Unit Value at end of
   period                                    $10.969           $9.843          $10.130           $9.051           $6.860
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                -                -                -                -

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.872          $15.344          $13.744          $10.444                -
  Accumulation Unit Value at end of
   period                                    $16.532          $14.872          $15.344          $13.744                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.571           $8.043           $7.431           $6.062          $10.500
  Accumulation Unit Value at end of
   period                                     $7.881           $6.571           $8.043           $7.431           $6.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     42               52               55               76               35
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $6.496           $7.975           $7.391           $6.047          $10.495
  Accumulation Unit Value at end of
   period                                     $7.767           $6.496           $7.975           $7.391           $6.047
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                7                7               21                7
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.446           $7.930           $7.363           $6.037          $10.491
  Accumulation Unit Value at end of
   period                                     $7.692           $6.446           $7.930           $7.363           $6.037
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     30               38               31               32               29
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.327          $13.967          $13.003          $10.686                -
  Accumulation Unit Value at end of
   period                                    $13.482          $11.327          $13.967          $13.003                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                6                6                6                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.373           $7.862           $7.323           $6.021          $10.486
  Accumulation Unit Value at end of
   period                                     $7.581           $6.373           $7.862           $7.323           $6.021
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.222          $13.880          $12.960          $10.683                -
  Accumulation Unit Value at end of
   period                                    $13.317          $11.222          $13.880          $12.960                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.509           $7.676           $7.284           $5.869          $10.579
  Accumulation Unit Value at end of
   period                                     $7.793           $6.509           $7.676           $7.284           $5.869
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     56               44               47               62               23
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $6.435           $7.611           $7.244           $5.854          $10.574
  Accumulation Unit Value at end of
   period                                     $7.680           $6.435           $7.611           $7.244           $5.854
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                3                3               10                4
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.386           $7.568           $7.218           $5.844          $10.571
  Accumulation Unit Value at end of
   period                                     $7.606           $6.386           $7.568           $7.218           $5.844
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13               13               12               12               10
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.652          $13.844          $13.237          $10.745                -
  Accumulation Unit Value at end of
   period                                    $13.845          $11.652          $13.844          $13.237                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                8                8                6                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.312           $7.503           $7.178           $5.829          $10.565
  Accumulation Unit Value at end of
   period                                     $7.497           $6.312           $7.503           $7.178           $5.829
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.545          $13.757          $13.193          $10.741                -
  Accumulation Unit Value at end of
   period                                    $13.676          $11.545          $13.757          $13.193                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -

110

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.882          $10.545           $8.509           $6.577          $10.314
  Accumulation Unit Value at end of
   period                                    $11.420           $9.882          $10.545           $8.509           $6.577
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     39               90               58               48               32
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.769          $10.455           $8.462           $6.560          $10.309
  Accumulation Unit Value at end of
   period                                    $11.256           $9.769          $10.455           $8.462           $6.560
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13               22                9               10                2
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.694          $10.396           $8.431           $6.549          $10.305
  Accumulation Unit Value at end of
   period                                    $11.147           $9.694          $10.396           $8.431           $6.549
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               26               28               31               24
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.726          $16.908          $13.746          $10.705                -
  Accumulation Unit Value at end of
   period                                    $18.038          $15.726          $16.908          $13.746                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                4                2                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.583          $10.308           $8.385           $6.533          $10.300
  Accumulation Unit Value at end of
   period                                    $10.986           $9.583          $10.308           $8.385           $6.533
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                5                4                5                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.581          $16.802          $13.701          $10.702                -
  Accumulation Unit Value at end of
   period                                    $17.818          $15.581          $16.802          $13.701                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               11               11               11                -
TEMPLETON DEVELOPING MARKETS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.207           $9.919           $8.589           $5.063           $9.905
  Accumulation Unit Value at end of
   period                                     $9.126           $8.207           $9.919           $8.589           $5.063
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    694              805            1,103            1,088              560
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.113           $9.835           $8.542           $5.051           $9.900
  Accumulation Unit Value at end of
   period                                     $8.995           $8.113           $9.835           $8.542           $5.051
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    103              149              176              165               55
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.051           $9.779           $8.510           $5.042           $9.897
  Accumulation Unit Value at end of
   period                                     $8.908           $8.051           $9.779           $8.510           $5.042
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    176              201              222              207              130
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.488          $20.079          $17.517          $10.404                -
  Accumulation Unit Value at end of
   period                                    $18.199          $16.488          $20.079          $17.517                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     43               44               64               47                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.959           $9.697           $8.463           $5.029           $9.892
  Accumulation Unit Value at end of
   period                                     $8.780           $7.959           $9.697           $8.463           $5.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     37               53               56               59               13
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.336          $19.953          $17.459          $10.401                -
  Accumulation Unit Value at end of
   period                                    $17.977          $16.336          $19.953          $17.459                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               13               19               16                -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.058           $9.178           $8.609           $6.396          $10.347
  Accumulation Unit Value at end of
   period                                     $9.363           $8.058           $9.178           $8.609           $6.396
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    684              898              782              519              223

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.966           $9.100           $8.562           $6.380          $10.341
  Accumulation Unit Value at end of
   period                                     $9.229           $7.966           $9.100           $8.562           $6.380
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    105              107              117               65               36
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.905           $9.049           $8.530           $6.369          $10.338
  Accumulation Unit Value at end of
   period                                     $9.140           $7.905           $9.049           $8.530           $6.369
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     55               73               80               84               75
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.184          $15.130          $14.299          $10.703                -
  Accumulation Unit Value at end of
   period                                    $15.206          $13.184          $15.130          $14.299                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     42               30               41               21                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.814           $8.972           $8.483           $6.353          $10.333
  Accumulation Unit Value at end of
   period                                     $9.008           $7.814           $8.972           $8.483           $6.353
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               12               12                8                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.062          $15.035          $14.252          $10.700                -
  Accumulation Unit Value at end of
   period                                    $15.020          $13.062          $15.035          $14.252                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               14               20               16                -
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.633          $12.967          $11.535           $9.889           $9.906
  Accumulation Unit Value at end of
   period                                    $14.286          $12.633          $12.967          $11.535           $9.889
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,719            3,306            3,504            2,961            1,382
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.488          $12.857          $11.471           $9.864           $9.901
  Accumulation Unit Value at end of
   period                                    $14.080          $12.488          $12.857          $11.471           $9.864
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    756              884              894              773              373
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.393          $12.784          $11.429           $9.848           $9.897
  Accumulation Unit Value at end of
   period                                    $13.945          $12.393          $12.784          $11.429           $9.848
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    285              337              328              334              229
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.304          $13.759          $12.332          $10.652                -
  Accumulation Unit Value at end of
   period                                    $14.933          $13.304          $13.759          $12.332                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    282              273              238              139                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.251          $12.676          $11.367           $9.823           $9.892
  Accumulation Unit Value at end of
   period                                    $13.744          $12.251          $12.676          $11.367           $9.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     43               52               73               50               18
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.181          $13.673          $12.291          $10.649                -
  Accumulation Unit Value at end of
   period                                    $14.751          $13.181          $13.673          $12.291                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    119              169               98               62                -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.867           $8.613           $8.159           $6.333          $10.340
  Accumulation Unit Value at end of
   period                                     $9.365           $7.867           $8.613           $8.159           $6.333
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,485            1,735            1,811            1,779            1,139
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.776           $8.540           $8.114           $6.317          $10.335
  Accumulation Unit Value at end of
   period                                     $9.230           $7.776           $8.540           $8.114           $6.317
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    347              395              406              429              229

112

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.717           $8.492           $8.085           $6.307          $10.332
  Accumulation Unit Value at end of
   period                                     $9.141           $7.717           $8.492           $8.085           $6.307
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    193              241              243              253              194
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.909          $14.241          $13.592          $10.629                -
  Accumulation Unit Value at end of
   period                                    $15.253          $12.909          $14.241          $13.592                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     53               55               42               41                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.629           $8.420           $8.040           $6.291          $10.326
  Accumulation Unit Value at end of
   period                                     $9.009           $7.629           $8.420           $8.040           $6.291
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     45               65               70               70               52
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.790          $14.151          $13.547          $10.626                -
  Accumulation Unit Value at end of
   period                                    $15.066          $12.790          $14.151          $13.547                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                8               15               13                -
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.719          $11.739           $9.023           $5.829          $10.714
  Accumulation Unit Value at end of
   period                                    $11.438          $10.719          $11.739           $9.023           $5.829
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    440              704              696              738              503
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.596          $11.640           $8.973           $5.814          $10.709
  Accumulation Unit Value at end of
   period                                    $11.274          $10.596          $11.640           $8.973           $5.814
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    125              178              165              154               99
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.515          $11.574           $8.941           $5.805          $10.706
  Accumulation Unit Value at end of
   period                                    $11.166          $10.515          $11.574           $8.941           $5.805
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     79               89              125              130              119
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $18.485          $20.397          $15.795          $10.281                -
  Accumulation Unit Value at end of
   period                                    $19.579          $18.485          $20.397          $15.795                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               24               21               21                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.395          $11.477           $8.892           $5.790          $10.700
  Accumulation Unit Value at end of
   period                                    $11.005          $10.395          $11.477           $8.892           $5.790
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               37               38               38               19
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $18.314          $20.270          $15.744          $10.278                -
  Accumulation Unit Value at end of
   period                                    $19.340          $18.314          $20.270          $15.744                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                6                7                8                -

(a)  Inception date April 30, 2012.

OUTLOOK

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning        $9.292           $9.744           $8.982           $7.337          $10.397
   of period
  Accumulation Unit Value at end of          $10.362           $9.292           $9.744           $8.982           $7.337
   period
  Number of Accumulation Units                   978            1,123            1,192            1,058              595
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning        $9.186           $9.662           $8.932           $7.319          $10.391
   of period
  Accumulation Unit Value at end of          $10.213           $9.186           $9.662           $8.932           $7.319
   period
  Number of Accumulation Units                   153              179              164              188               94
   outstanding at end of period (in
   thousands)

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.116           $9.607           $8.900           $7.307          $10.388
  Accumulation Unit Value at end of
   period                                    $10.115           $9.116           $9.607           $8.900           $7.307
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    251              323              364              356              273
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.007          $13.743          $12.763          $10.504                -
  Accumulation Unit Value at end of
   period                                    $14.397          $13.007          $13.743          $12.763                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     51               68               59               48                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.012           $9.526           $8.851           $7.288          $10.383
  Accumulation Unit Value at end of
   period                                     $9.970           $9.012           $9.526           $8.851           $7.288
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                8               10               18                9
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.887          $13.657          $12.721          $10.501                -
  Accumulation Unit Value at end of
   period                                    $14.222          $12.887          $13.657          $12.721                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                5                4                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.810           $8.247           $7.445           $5.436          $10.457
  Accumulation Unit Value at end of
   period                                     $7.720           $6.810           $8.247           $7.445           $5.436
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    193              306              331              372              337
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $6.733           $8.177           $7.405           $5.423          $10.452
  Accumulation Unit Value at end of
   period                                     $7.609           $6.733           $8.177           $7.405           $5.423
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    163              171              179              198               91
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.681           $8.131           $7.378           $5.414          $10.449
  Accumulation Unit Value at end of
   period                                     $7.535           $6.681           $8.131           $7.378           $5.414
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     96              133              135              154              118
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.143          $16.036          $14.586          $10.730                -
  Accumulation Unit Value at end of
   period                                    $14.787          $13.143          $16.036          $14.586                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                8                8               11                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.605           $8.062           $7.337           $5.400          $10.443
  Accumulation Unit Value at end of
   period                                     $7.427           $6.605           $8.062           $7.337           $5.400
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               21               26               27                8
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.022          $15.935          $14.538          $10.727                -
  Accumulation Unit Value at end of
   period                                    $14.607          $13.022          $15.935          $14.538                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                6                6                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $5.507           $6.949           $6.773           $5.125          $10.781
  Accumulation Unit Value at end of
   period                                     $6.185           $5.507           $6.949           $6.773           $5.125
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,789            2,011            1,973            1,988            1,059
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $5.444           $6.890           $6.736           $5.112          $10.776
  Accumulation Unit Value at end of
   period                                     $6.096           $5.444           $6.890           $6.736           $5.112
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    305              332              312              297              161
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.402           $6.851           $6.712           $5.104          $10.772
  Accumulation Unit Value at end of
   period                                     $6.038           $5.402           $6.851           $6.712           $5.104
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    265              308              298              288              232
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.145          $14.170          $13.916          $10.609                -
  Accumulation Unit Value at end of
   period                                    $12.425          $11.145          $14.170          $13.916                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     78               80               83               70                -

114

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.340           $6.793           $6.675           $5.091          $10.767
  Accumulation Unit Value at end of
   period                                     $5.951           $5.340           $6.793           $6.675           $5.091
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     30               36               33               32               26
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.042          $14.081          $13.870          $10.606                -
  Accumulation Unit Value at end of
   period                                    $12.273          $11.042          $14.081          $13.870                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               10               11               10                -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.483          $11.663           $9.367           $6.675          $10.790
  Accumulation Unit Value at end of
   period                                    $12.216          $10.483          $11.663           $9.367           $6.675
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    376              473              599              407              287
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.363          $11.565           $9.315           $6.658          $10.785
  Accumulation Unit Value at end of
   period                                    $12.041          $10.363          $11.565           $9.315           $6.658
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    144              139              312              143              193
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.284          $11.499           $9.281           $6.647          $10.781
  Accumulation Unit Value at end of
   period                                    $11.925          $10.284          $11.499           $9.281           $6.647
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     74               93               79               60               41
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.766          $18.794          $15.207          $10.918                -
  Accumulation Unit Value at end of
   period                                    $19.392          $16.766          $18.794          $15.207                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               20               24                6                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.167          $11.402           $9.231           $6.631          $10.776
  Accumulation Unit Value at end of
   period                                    $11.753          $10.167          $11.402           $9.231           $6.631
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7               12               11               13                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.611          $18.676          $15.157          $10.915                -
  Accumulation Unit Value at end of
   period                                    $19.155          $16.611          $18.676          $15.157                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                3                -                -
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.895           $8.342           $7.612           $6.393          $10.560
  Accumulation Unit Value at end of
   period                                     $8.973           $7.895           $8.342           $7.612           $6.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     40               85               58               69               41
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.805           $8.271           $7.570           $6.377          $10.555
  Accumulation Unit Value at end of
   period                                     $8.844           $7.805           $8.271           $7.570           $6.377
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12                4                5                5                5
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.746           $8.225           $7.542           $6.367          $10.552
  Accumulation Unit Value at end of
   period                                     $8.759           $7.746           $8.225           $7.542           $6.367
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                4                5                4                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.579          $13.390          $12.310          $10.417                -
  Accumulation Unit Value at end of
   period                                    $14.189          $12.579          $13.390          $12.310                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                4                4                3                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.657           $8.155           $7.501           $6.351          $10.547
  Accumulation Unit Value at end of
   period                                     $8.633           $7.657           $8.155           $7.501           $6.351
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                1                -

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.463          $13.306          $12.269          $10.414                -
  Accumulation Unit Value at end of
   period                                    $14.016          $12.463          $13.306          $12.269                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
AMERICAN FUNDS ASSET ALLOCATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.635           $9.697           $8.791           $7.232          $10.072
  Accumulation Unit Value at end of
   period                                    $10.975           $9.635           $9.697           $8.791           $7.232
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,973            2,354            1,941            1,670            1,222
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.529           $9.620           $8.747           $7.217          $10.072
  Accumulation Unit Value at end of
   period                                    $10.823           $9.529           $9.620           $8.747           $7.217
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    147              229              250              238              162
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.460           $9.568           $8.718           $7.207          $10.072
  Accumulation Unit Value at end of
   period                                    $10.722           $9.460           $9.568           $8.718           $7.207
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    249              320              359              385              331
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.394          $13.582          $12.406          $10.282                -
  Accumulation Unit Value at end of
   period                                    $15.143          $13.394          $13.582          $12.406                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    105              114              112               87                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.356           $9.492           $8.675           $7.193          $10.072
  Accumulation Unit Value at end of
   period                                    $10.573           $9.356           $9.492           $8.675           $7.193
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     39               46               53               80               48
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.270          $13.497          $12.365          $10.279                -
  Accumulation Unit Value at end of
   period                                    $14.958          $13.270          $13.497          $12.365                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                3                5                -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.941           $9.200           $8.352           $6.662          $10.221
  Accumulation Unit Value at end of
   period                                     $9.985           $8.941           $9.200           $8.352           $6.662
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    727              896              919              955              636
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.844           $9.126           $8.310           $6.648          $10.220
  Accumulation Unit Value at end of
   period                                     $9.846           $8.844           $9.126           $8.310           $6.648
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    221              125              199              103               52
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.779           $9.078           $8.283           $6.639          $10.220
  Accumulation Unit Value at end of
   period                                     $9.755           $8.779           $9.078           $8.283           $6.639
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    176              188              195              203              127
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.598          $14.096          $12.894          $10.362                -
  Accumulation Unit Value at end of
   period                                    $15.072          $13.598          $14.096          $12.894                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     90               91               90               46                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.683           $9.005           $8.241           $6.626          $10.220
  Accumulation Unit Value at end of
   period                                     $9.619           $8.683           $9.005           $8.241           $6.626
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     36               45               44               41               37
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.473          $14.008          $12.852          $10.359                -
  Accumulation Unit Value at end of
   period                                    $14.888          $13.473          $14.008          $12.852                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     54               54               61               55                -

116

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.657          $10.236           $9.804           $8.880          $10.017
  Accumulation Unit Value at end of
   period                                    $11.009          $10.657          $10.236           $9.804           $8.880
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,183            5,494            6,152            5,857            2,225
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.541          $10.155           $9.755           $8.862          $10.017
  Accumulation Unit Value at end of
   period                                    $10.856          $10.541          $10.155           $9.755           $8.862
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    693              867              971              927              318
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.464          $10.101           $9.722           $8.851          $10.017
  Accumulation Unit Value at end of
   period                                    $10.755          $10.464          $10.101           $9.722           $8.851
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    586              660              669              707              465
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.143          $11.751          $11.339          $10.348                -
  Accumulation Unit Value at end of
   period                                    $12.449          $12.143          $11.751          $11.339                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    406              381              354              286                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.349          $10.020           $9.674           $8.833          $10.017
  Accumulation Unit Value at end of
   period                                    $10.605          $10.349          $10.020           $9.674           $8.833
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     95              116              105              122               40
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.030          $11.677          $11.302          $10.345                -
  Accumulation Unit Value at end of
   period                                    $12.297          $12.030          $11.677          $11.302                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     55               59               58               49                -
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.092          $10.814          $10.486           $9.741           $9.982
  Accumulation Unit Value at end of
   period                                    $11.547          $11.092          $10.814          $10.486           $9.741
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    908            1,252            1,027            1,094              679
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.971          $10.727          $10.433           $9.722           $9.982
  Accumulation Unit Value at end of
   period                                    $11.386          $10.971          $10.727          $10.433           $9.722
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    105              152              179              192              122
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.890          $10.670          $10.398           $9.709           $9.982
  Accumulation Unit Value at end of
   period                                    $11.280          $10.890          $10.670          $10.398           $9.709
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    198              267              230              238              161
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.885          $11.674          $11.405          $10.675                -
  Accumulation Unit Value at end of
   period                                    $12.280          $11.885          $11.674          $11.405                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     76              137               81               65                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.771          $10.585          $10.346           $9.689           $9.982
  Accumulation Unit Value at end of
   period                                    $11.124          $10.771          $10.585          $10.346           $9.689
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     25               26               23               27               19
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.775          $11.601          $11.367          $10.672                -
  Accumulation Unit Value at end of
   period                                    $12.130          $11.775          $11.601          $11.367                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9               11               11                8                -
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.392           $9.000           $8.212           $5.990          $10.078
  Accumulation Unit Value at end of
   period                                     $9.683           $8.392           $9.000           $8.212           $5.990
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,244            3,100            3,471            3,830            2,633

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.301           $8.928           $8.171           $5.978          $10.078
  Accumulation Unit Value at end of
   period                                     $9.548           $8.301           $8.928           $8.171           $5.978
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    350              489              530              549              398
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.240           $8.880           $8.144           $5.970          $10.078
  Accumulation Unit Value at end of
   period                                     $9.459           $8.240           $8.880           $8.144           $5.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    382              502              540              594              499
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.447          $15.609          $14.350          $10.547                -
  Accumulation Unit Value at end of
   period                                    $16.544          $14.447          $15.609          $14.350                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    129              142              119               80                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.150           $8.809           $8.103           $5.958          $10.078
  Accumulation Unit Value at end of
   period                                     $9.328           $8.150           $8.809           $8.103           $5.958
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    116              151              155              168              125
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.313          $15.511          $14.303          $10.544                -
  Accumulation Unit Value at end of
   period                                    $16.342          $14.313          $15.511          $14.303                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     30               36               35               27                -
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.647           $9.680           $8.833           $6.334          $10.057
  Accumulation Unit Value at end of
   period                                    $10.393           $8.647           $9.680           $8.833           $6.334
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    684              882              959              990              786
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.552           $9.603           $8.789           $6.321          $10.057
  Accumulation Unit Value at end of
   period                                    $10.249           $8.552           $9.603           $8.789           $6.321
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    170              221              240              219              117
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.490           $9.552           $8.760           $6.313          $10.057
  Accumulation Unit Value at end of
   period                                    $10.153           $8.490           $9.552           $8.760           $6.313
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    130              173              175              201              165
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.177          $15.991          $14.702          $10.621                -
  Accumulation Unit Value at end of
   period                                    $16.913          $14.177          $15.991          $14.702                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     43               44               47               48                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.397           $9.475           $8.716           $6.300          $10.057
  Accumulation Unit Value at end of
   period                                    $10.012           $8.397           $9.475           $8.716           $6.300
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    116              153              198              213              233
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.046          $15.891          $14.654          $10.618                -
  Accumulation Unit Value at end of
   period                                    $16.707          $14.046          $15.891          $14.654                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     53               54               59               47                -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.587           $9.570           $7.970           $5.040          $10.088
  Accumulation Unit Value at end of
   period                                     $8.795           $7.587           $9.570           $7.970           $5.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,534            2,089            2,363            2,363            1,374
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.504           $9.494           $7.931           $5.030          $10.088
  Accumulation Unit Value at end of
   period                                     $8.672           $7.504           $9.494           $7.931           $5.030
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    323              474              536              665              209

118

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.449           $9.443           $7.904           $5.023          $10.088
  Accumulation Unit Value at end of
   period                                     $8.592           $7.449           $9.443           $7.904           $5.023
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    221              276              330              370              249
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.593          $19.817          $16.629          $10.595                -
  Accumulation Unit Value at end of
   period                                    $17.940          $15.593          $19.817          $16.629                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     54               59               79               69                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.367           $9.368           $7.865           $5.013          $10.088
  Accumulation Unit Value at end of
   period                                     $8.472           $7.367           $9.368           $7.865           $5.013
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     42               63               69               80               35
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.449          $19.693          $16.575          $10.591                -
  Accumulation Unit Value at end of
   period                                    $17.721          $15.449          $19.693          $16.575                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               13               20               18                -
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.692           $9.260           $7.954           $5.817          $10.075
  Accumulation Unit Value at end of
   period                                    $10.052           $8.692           $9.260           $7.954           $5.817
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,872            9,820           11,007           11,016            6,718
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.597           $9.186           $7.914           $5.805          $10.074
  Accumulation Unit Value at end of
   period                                     $9.912           $8.597           $9.186           $7.914           $5.805
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,433            1,889            2,042            2,095            1,049
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.534           $9.137           $7.888           $5.797          $10.074
  Accumulation Unit Value at end of
   period                                     $9.820           $8.534           $9.137           $7.888           $5.797
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,140            1,539            1,688            1,880            1,440
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.091          $16.199          $14.018          $10.328                -
  Accumulation Unit Value at end of
   period                                    $17.321          $15.091          $16.199          $14.018                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    379              412              442              392                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.441           $9.065           $7.848           $5.785          $10.074
  Accumulation Unit Value at end of
   period                                     $9.683           $8.441           $9.065           $7.848           $5.785
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    419              520              632              685              647
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.952          $16.097          $13.972          $10.325                -
  Accumulation Unit Value at end of
   period                                    $17.110          $14.952          $16.097          $13.972                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    137              153              150              136                -
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.709           $9.046           $8.276           $6.430          $10.187
  Accumulation Unit Value at end of
   period                                    $10.037           $8.709           $9.046           $8.276           $6.430
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,895            4,945            5,468            5,696            3,509
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.614           $8.973           $8.235           $6.417          $10.187
  Accumulation Unit Value at end of
   period                                     $9.897           $8.614           $8.973           $8.235           $6.417
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,179            1,377            1,492            1,555              634
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.551           $8.926           $8.207           $6.408          $10.187
  Accumulation Unit Value at end of
   period                                     $9.805           $8.551           $8.926           $8.207           $6.408
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    533              736              833              913              733

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.606          $14.238          $13.125          $10.274                -
  Accumulation Unit Value at end of
   period                                    $15.563          $13.606          $14.238          $13.125                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    184              210              245              182                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.457           $8.854           $8.166           $6.396          $10.186
  Accumulation Unit Value at end of
   period                                     $9.669           $8.457           $8.854           $8.166           $6.396
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    245              296              345              376              335
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.480          $14.149          $13.082          $10.271                -
  Accumulation Unit Value at end of
   period                                    $15.373          $13.480          $14.149          $13.082                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     85               92               91               86                -
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.504           $8.895           $8.457           $6.023          $10.059
  Accumulation Unit Value at end of
   period                                     $8.678           $7.504           $8.895           $8.457           $6.023
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,628            7,664            7,923            7,379            4,310
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.422           $8.824           $8.415           $6.011          $10.059
  Accumulation Unit Value at end of
   period                                     $8.558           $7.422           $8.824           $8.415           $6.011
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,390            1,496            1,560            1,319              689
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.367           $8.777           $8.387           $6.003          $10.059
  Accumulation Unit Value at end of
   period                                     $8.478           $7.367           $8.777           $8.387           $6.003
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    693              843              848              852              684
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.101          $15.646          $14.988          $10.754                -
  Accumulation Unit Value at end of
   period                                    $15.038          $13.101          $15.646          $14.988                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    230              255              250              196                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.287           $8.707           $8.345           $5.991          $10.059
  Accumulation Unit Value at end of
   period                                     $8.360           $7.287           $8.707           $8.345           $5.991
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    110              139              145              130               84
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.980          $15.548          $14.939          $10.751                -
  Accumulation Unit Value at end of
   period                                    $14.855          $12.980          $15.548          $14.939                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     43               46               55               40                -
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.496          $10.071           $8.710           $5.937          $10.052
  Accumulation Unit Value at end of
   period                                     $9.817           $8.496          $10.071           $8.710           $5.937
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,260            1,681            2,161            2,185            1,373
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.403           $9.990           $8.667           $5.925          $10.052
  Accumulation Unit Value at end of
   period                                     $9.681           $8.403           $9.990           $8.667           $5.925
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    398              436              567              603              265
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.341           $9.937           $8.638           $5.917          $10.052
  Accumulation Unit Value at end of
   period                                     $9.591           $8.341           $9.937           $8.638           $5.917
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    312              433              505              487              412
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.671          $17.522          $15.269          $10.486                -
  Accumulation Unit Value at end of
   period                                    $16.827          $14.671          $17.522          $15.269                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     80               87              117               72                -

120

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.250           $9.858           $8.595           $5.905          $10.052
  Accumulation Unit Value at end of
   period                                     $9.457           $8.250           $9.858           $8.595           $5.905
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     58               73               73               77               49
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.536          $17.412          $15.219          $10.483                -
  Accumulation Unit Value at end of
   period                                    $16.621          $14.536          $17.412          $15.219                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     34               38               42               23                -
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.286           $9.711           $8.443           $6.336          $10.608
  Accumulation Unit Value at end of
   period                                    $10.608           $9.286           $9.711           $8.443           $6.336
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,250            2,685            2,925            3,061            2,051
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.179           $9.628           $8.397           $6.320          $10.603
  Accumulation Unit Value at end of
   period                                    $10.455           $9.179           $9.628           $8.397           $6.320
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    327              424              529              494              348
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.109           $9.574           $8.366           $6.310          $10.599
  Accumulation Unit Value at end of
   period                                    $10.354           $9.109           $9.574           $8.366           $6.310
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    481              592              648              620              530
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.636          $15.421          $13.509          $10.214                -
  Accumulation Unit Value at end of
   period                                    $16.596          $14.636          $15.421          $13.509                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    121              126              121               97                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.005           $9.493           $8.320           $6.294          $10.594
  Accumulation Unit Value at end of
   period                                    $10.205           $9.005           $9.493           $8.320           $6.294
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     99              131              138              150              120
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.501          $15.325          $13.465          $10.211                -
  Accumulation Unit Value at end of
   period                                    $16.393          $14.501          $15.325          $13.465                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     34               33               35               34                -
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.463           $9.894           $8.525           $6.383          $10.293
  Accumulation Unit Value at end of
   period                                    $11.379           $9.463           $9.894           $8.525           $6.383
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     83               28               33               49               34
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.354           $9.810           $8.478           $6.367          $10.287
  Accumulation Unit Value at end of
   period                                    $11.215           $9.354           $9.810           $8.478           $6.367
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               16               15               12               85
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.283           $9.755           $8.447           $6.356          $10.284
  Accumulation Unit Value at end of
   period                                    $11.107           $9.283           $9.755           $8.447           $6.356
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                8               17                8                8
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.297          $16.115          $13.990          $10.553                -
  Accumulation Unit Value at end of
   period                                    $18.257          $15.297          $16.115          $13.990                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                8                9                8                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.177           $9.672           $8.401           $6.340          $10.279
  Accumulation Unit Value at end of
   period                                    $10.947           $9.177           $9.672           $8.401           $6.340
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                1                1                -                -

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.155          $16.014          $13.944          $10.550                -
  Accumulation Unit Value at end of
   period                                    $18.034          $15.155          $16.014          $13.944                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -                -                -
FIDELITY VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.809           $8.959           $7.353           $5.842          $10.329
  Accumulation Unit Value at end of
   period                                     $9.913           $8.809           $8.959           $7.353           $5.842
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    350              438              159              282              206
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.708           $8.883           $7.313           $5.827          $10.323
  Accumulation Unit Value at end of
   period                                     $9.770           $8.708           $8.883           $7.313           $5.827
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     65              168               20               19               26
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.642           $8.833           $7.286           $5.817          $10.320
  Accumulation Unit Value at end of
   period                                     $9.676           $8.642           $8.833           $7.286           $5.817
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     41               31               35               17               13
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.854          $15.220          $12.586          $10.074                -
  Accumulation Unit Value at end of
   period                                    $16.590          $14.854          $15.220          $12.586                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               15                7                2                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.543           $8.758           $7.246           $5.803          $10.315
  Accumulation Unit Value at end of
   period                                     $9.537           $8.543           $8.758           $7.246           $5.803
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                7                8                7                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.716          $15.124          $12.545          $10.071                -
  Accumulation Unit Value at end of
   period                                    $16.388          $14.716          $15.124          $12.545                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                2                1                1                -
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.784          $11.157           $8.822           $6.418          $10.251
  Accumulation Unit Value at end of
   period                                    $11.025           $9.784          $11.157           $8.822           $6.418
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,160            2,678            2,965            2,944            1,489
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.672          $11.063           $8.774           $6.402          $10.246
  Accumulation Unit Value at end of
   period                                    $10.866           $9.672          $11.063           $8.774           $6.402
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    497              564              610              687              266
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.598          $11.000           $8.742           $6.391          $10.242
  Accumulation Unit Value at end of
   period                                    $10.762           $9.598          $11.000           $8.742           $6.391
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    301              387              444              469              376
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.646          $17.977          $14.322          $10.497                -
  Accumulation Unit Value at end of
   period                                    $17.499          $15.646          $17.977          $14.322                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    146              165              179              124                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.488          $10.907           $8.693           $6.375          $10.237
  Accumulation Unit Value at end of
   period                                    $10.606           $9.488          $10.907           $8.693           $6.375
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     49               70               81               84               49
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.501          $17.865          $14.275          $10.494                -
  Accumulation Unit Value at end of
   period                                    $17.286          $15.501          $17.865          $14.275                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     45               32               45               33                -

122

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP VALUE STRATEGIES PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.165          $10.243           $8.242           $5.332          $10.457
  Accumulation Unit Value at end of
   period                                    $11.454           $9.165          $10.243           $8.242           $5.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    168              157              183              192              104
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.060          $10.156           $8.197           $5.319          $10.451
  Accumulation Unit Value at end of
   period                                    $11.289           $9.060          $10.156           $8.197           $5.319
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     63               27               27              206              153
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.990          $10.099           $8.167           $5.310          $10.448
  Accumulation Unit Value at end of
   period                                    $11.181           $8.990          $10.099           $8.167           $5.310
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     40               46               65               60               37
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $18.051          $20.328          $16.480          $10.742                -
  Accumulation Unit Value at end of
   period                                    $22.393          $18.051          $20.328          $16.480                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               11                9               11                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.887          $10.013           $8.122           $5.296          $10.443
  Accumulation Unit Value at end of
   period                                    $11.019           $8.887          $10.013           $8.122           $5.296
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                6                9               10                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.885          $20.200          $16.426          $10.738                -
  Accumulation Unit Value at end of
   period                                    $22.120          $17.885          $20.200          $16.426                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                8                9                -
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.081          $10.778           $9.439           $7.232          $10.888
  Accumulation Unit Value at end of
   period                                    $10.832          $10.081          $10.778           $9.439           $7.232
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    137              137              119               95               60
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.965          $10.686           $9.387           $7.213          $10.882
  Accumulation Unit Value at end of
   period                                    $10.676           $9.965          $10.686           $9.387           $7.213
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     25               29               23               23               11
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.889          $10.626           $9.352           $7.201          $10.878
  Accumulation Unit Value at end of
   period                                    $10.573           $9.889          $10.626           $9.352           $7.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     32               49               37               38               34
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.682          $14.738          $13.004          $10.038                -
  Accumulation Unit Value at end of
   period                                    $14.592          $13.682          $14.738          $13.004                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     31               32                3                3                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.776          $10.536           $9.301           $7.183          $10.873
  Accumulation Unit Value at end of
   period                                    $10.421           $9.776          $10.536           $9.301           $7.183
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2                6                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.555          $14.645          $12.961          $10.035                -
  Accumulation Unit Value at end of
   period                                    $14.414          $13.555          $14.645          $12.961                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                5                5                -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.735          $10.670           $9.639           $7.239          $10.503
  Accumulation Unit Value at end of
   period                                    $11.886          $10.735          $10.670           $9.639           $7.239
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,047            8,583            8,876            8,914            5,141

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.613          $10.580           $9.586           $7.220          $10.498
  Accumulation Unit Value at end of
   period                                    $11.715          $10.613          $10.580           $9.586           $7.220
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,390            1,610            1,715            1,602              866
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.531          $10.520           $9.550           $7.208          $10.494
  Accumulation Unit Value at end of
   period                                    $11.602          $10.531          $10.520           $9.550           $7.208
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    769              993            1,070            1,214              904
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.502          $15.524          $14.129          $10.690                -
  Accumulation Unit Value at end of
   period                                    $17.036          $15.502          $15.524          $14.129                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    336              417              313              275                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.411          $10.431           $9.498           $7.190          $10.489
  Accumulation Unit Value at end of
   period                                    $11.435          $10.411          $10.431           $9.498           $7.190
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     95              123              135              158               94
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.359          $15.427          $14.082          $10.687                -
  Accumulation Unit Value at end of
   period                                    $16.828          $15.359          $15.427          $14.082                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     59               71               74               63                -
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.572          $11.181           $8.871           $6.989          $10.774
  Accumulation Unit Value at end of
   period                                    $12.299          $10.572          $11.181           $8.871           $6.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    749              987            1,059            1,083              597
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.451          $11.086           $8.822           $6.971          $10.768
  Accumulation Unit Value at end of
   period                                    $12.122          $10.451          $11.086           $8.822           $6.971
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     87              155              224              140              329
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.371          $11.024           $8.789           $6.959          $10.765
  Accumulation Unit Value at end of
   period                                    $12.005          $10.371          $11.024           $8.789           $6.959
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    118              175              198              195              143
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.711          $16.742          $13.382          $10.622                -
  Accumulation Unit Value at end of
   period                                    $18.141          $15.711          $16.742          $13.382                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               42               44               44                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.252          $10.930           $8.741           $6.942          $10.759
  Accumulation Unit Value at end of
   period                                    $11.832          $10.252          $10.930           $8.741           $6.942
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9               12               13               16                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.566          $16.637          $13.338          $10.619                -
  Accumulation Unit Value at end of
   period                                    $17.919          $15.566          $16.637          $13.338                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                6                9                6                -
FRANKLIN SMALL-MID CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.646          $11.388           $9.080           $6.436          $10.703
  Accumulation Unit Value at end of
   period                                    $11.601          $10.646          $11.388           $9.080           $6.436
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    220              328              295              255              149
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.524          $11.291           $9.030           $6.420          $10.698
  Accumulation Unit Value at end of
   period                                    $11.434          $10.524          $11.291           $9.030           $6.420
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     33               41              116              168               31

124

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.443          $11.227           $8.997           $6.409          $10.694
  Accumulation Unit Value at end of
   period                                    $11.324          $10.443          $11.227           $8.997           $6.409
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     54               66               84               75               46
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.257          $17.521          $14.076          $10.052                -
  Accumulation Unit Value at end of
   period                                    $17.583          $16.257          $17.521          $14.076                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20               14               40               38                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.324          $11.132           $8.948           $6.393          $10.689
  Accumulation Unit Value at end of
   period                                    $11.160          $10.324          $11.132           $8.948           $6.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                8                9                6                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.106          $17.411          $14.030          $10.049                -
  Accumulation Unit Value at end of
   period                                    $17.368          $16.106          $17.411          $14.030                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                8                8                8                -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.821          $11.729          $10.755           $8.710          $10.182
  Accumulation Unit Value at end of
   period                                    $13.101          $11.821          $11.729          $10.755           $8.710
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,734            5,347            5,414            5,229            2,264
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.686          $11.630          $10.695           $8.688          $10.177
  Accumulation Unit Value at end of
   period                                    $12.912          $11.686          $11.630          $10.695           $8.688
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    703              805              846              780              323
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.597          $11.564          $10.656           $8.674          $10.173
  Accumulation Unit Value at end of
   period                                    $12.788          $11.597          $11.564          $10.656           $8.674
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    614              700              738              748              456
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.926          $13.921          $12.861          $10.494                -
  Accumulation Unit Value at end of
   period                                    $15.318          $13.926          $13.921          $12.861                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    531              511              453              342                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.464          $11.466          $10.598           $8.652          $10.168
  Accumulation Unit Value at end of
   period                                    $12.604          $11.464          $11.466          $10.598           $8.652
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    122              116              129              110               69
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.797          $13.834          $12.818          $10.491                -
  Accumulation Unit Value at end of
   period                                    $15.131          $13.797          $13.834          $12.818                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     65               67               62               22                -
HARTFORD BALANCED HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.195          $10.176           $9.225           $7.198          $10.413
  Accumulation Unit Value at end of
   period                                    $11.234          $10.195          $10.176           $9.225           $7.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    443              433              382              306              118
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.078          $10.089           $9.175           $7.180          $10.408
  Accumulation Unit Value at end of
   period                                    $11.072          $10.078          $10.089           $9.175           $7.180
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    125              130              131              104               39
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.001          $10.032           $9.141           $7.168          $10.404
  Accumulation Unit Value at end of
   period                                    $10.965          $10.001          $10.032           $9.141           $7.168
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     39               33               24               21               17

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.343          $14.424          $13.175          $10.358                -
  Accumulation Unit Value at end of
   period                                    $15.687          $14.343          $14.424          $13.175                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     32               31               29               22                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.887           $9.947           $9.091           $7.150          $10.399
  Accumulation Unit Value at end of
   period                                    $10.807           $9.887           $9.947           $9.091           $7.150
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19               22                8               10                6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.211          $14.334          $13.132          $10.355                -
  Accumulation Unit Value at end of
   period                                    $15.495          $14.211          $14.334          $13.132                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.331           $9.561           $8.343           $5.823          $10.580
  Accumulation Unit Value at end of
   period                                     $9.698           $8.331           $9.561           $8.343           $5.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17,868           22,375           24,221           23,668           14,067
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.236           $9.480           $8.297           $5.808          $10.575
  Accumulation Unit Value at end of
   period                                     $9.558           $8.236           $9.480           $8.297           $5.808
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,546            4,551            4,517            4,597            2,356
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.173           $9.426           $8.267           $5.798          $10.571
  Accumulation Unit Value at end of
   period                                     $9.466           $8.173           $9.426           $8.267           $5.798
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,918            2,479            2,765            3,048            2,217
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.608          $16.889          $14.849          $10.441                -
  Accumulation Unit Value at end of
   period                                    $16.877          $14.608          $16.889          $14.849                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    663              801              850              556                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.079           $9.346           $8.221           $5.784          $10.566
  Accumulation Unit Value at end of
   period                                     $9.330           $8.079           $9.346           $8.221           $5.784
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    394              500              558              562              449
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.473          $16.784          $14.800          $10.438                -
  Accumulation Unit Value at end of
   period                                    $16.671          $14.473          $16.784          $14.800                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    113              108              144              107                -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.401           $9.448           $8.423           $6.815          $10.249
  Accumulation Unit Value at end of
   period                                    $10.877           $9.401           $9.448           $8.423           $6.815
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,809            3,417            3,758            3,321            1,440
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.293           $9.368           $8.376           $6.798          $10.244
  Accumulation Unit Value at end of
   period                                    $10.720           $9.293           $9.368           $8.376           $6.798
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    402              465              494              412              166
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.222           $9.315           $8.346           $6.786          $10.240
  Accumulation Unit Value at end of
   period                                    $10.617           $9.222           $9.315           $8.346           $6.786
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    308              382              427              405              307
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.061          $14.238          $12.788          $10.425                -
  Accumulation Unit Value at end of
   period                                    $16.146          $14.061          $14.238          $12.788                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    150              162              176              129                -

126

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.117           $9.236           $8.300           $6.769          $10.235
  Accumulation Unit Value at end of
   period                                    $10.464           $9.117           $9.236           $8.300           $6.769
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     53               60               68               65               33
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.931          $14.149          $12.746          $10.422                -
  Accumulation Unit Value at end of
   period                                    $15.949          $13.931          $14.149          $12.746                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20               21               29               18                -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.712           $9.745           $8.752           $7.136          $10.483
  Accumulation Unit Value at end of
   period                                    $10.852           $9.712           $9.745           $8.752           $7.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10,614           13,121           14,166           13,324            7,136
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.601           $9.663           $8.703           $7.118          $10.478
  Accumulation Unit Value at end of
   period                                    $10.695           $9.601           $9.663           $8.703           $7.118
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,965            2,324            2,426            2,350            1,109
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.527           $9.608           $8.672           $7.106          $10.474
  Accumulation Unit Value at end of
   period                                    $10.592           $9.527           $9.608           $8.672           $7.106
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    937            1,220            1,339            1,420              882
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.760          $13.911          $12.587          $10.341                -
  Accumulation Unit Value at end of
   period                                    $15.260          $13.760          $13.911          $12.587                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    398              417              425              278                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.418           $9.527           $8.624           $7.089          $10.469
  Accumulation Unit Value at end of
   period                                    $10.440           $9.418           $9.527           $8.624           $7.089
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    120              138              145              135               95
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.633          $13.824          $12.545          $10.338                -
  Accumulation Unit Value at end of
   period                                    $15.073          $13.633          $13.824          $12.545                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     67               50               78               55                -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.822           $8.054           $7.167           $5.371          $10.508
  Accumulation Unit Value at end of
   period                                     $8.281           $6.822           $8.054           $7.167           $5.371
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     40               47               34               34               37
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $6.744           $7.986           $7.127           $5.358          $10.503
  Accumulation Unit Value at end of
   period                                     $8.162           $6.744           $7.986           $7.127           $5.358
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12                7               24               29               12
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.692           $7.940           $7.101           $5.349          $10.499
  Accumulation Unit Value at end of
   period                                     $8.083           $6.692           $7.940           $7.101           $5.349
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               28               19               20               20
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.084          $15.564          $13.953          $10.537                -
  Accumulation Unit Value at end of
   period                                    $15.764          $13.084          $15.564          $13.953                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               10                7                3                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.615           $7.873           $7.062           $5.335          $10.494
  Accumulation Unit Value at end of
   period                                     $7.966           $6.615           $7.873           $7.062           $5.335
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                4                4                4                6

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.963          $15.466          $13.907          $10.534                -
  Accumulation Unit Value at end of
   period                                    $15.572          $12.963          $15.466          $13.907                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -                -                -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.751           $9.808           $8.594           $6.148          $10.477
  Accumulation Unit Value at end of
   period                                    $10.191           $8.751           $9.808           $8.594           $6.148
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     44               25               24               27               17
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.651           $9.724           $8.547           $6.132          $10.472
  Accumulation Unit Value at end of
   period                                    $10.045           $8.651           $9.724           $8.547           $6.132
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23                1                1                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.585           $9.669           $8.516           $6.122          $10.468
  Accumulation Unit Value at end of
   period                                     $9.948           $8.585           $9.669           $8.516           $6.122
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3               10               10                2
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.584          $16.467          $14.539          $10.478                -
  Accumulation Unit Value at end of
   period                                    $16.857          $14.584          $16.467          $14.539                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.487           $9.587           $8.469           $6.107          $10.463
  Accumulation Unit Value at end of
   period                                     $9.804           $8.487           $9.587           $8.469           $6.107
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                -                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.449          $16.364          $14.491          $10.475                -
  Accumulation Unit Value at end of
   period                                    $16.651          $14.449          $16.364          $14.491                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                1                -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.114          $10.177           $8.667           $6.564          $10.643
  Accumulation Unit Value at end of
   period                                    $10.616           $9.114          $10.177           $8.667           $6.564
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    115              281              317               86               68
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.010          $10.090           $8.619           $6.547          $10.637
  Accumulation Unit Value at end of
   period                                    $10.463           $9.010          $10.090           $8.619           $6.547
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     31              235              116               22               19
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.941          $10.033           $8.588           $6.536          $10.634
  Accumulation Unit Value at end of
   period                                    $10.362           $8.941          $10.033           $8.588           $6.536
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     45               67               49               16               15
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.123          $15.888          $13.633          $10.402                -
  Accumulation Unit Value at end of
   period                                    $16.327          $14.123          $15.888          $13.633                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               16                7                3                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.838           $9.948           $8.541           $6.520          $10.628
  Accumulation Unit Value at end of
   period                                    $10.213           $8.838           $9.948           $8.541           $6.520
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                4               11                4                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.992          $15.789          $13.588          $10.399                -
  Accumulation Unit Value at end of
   period                                    $16.128          $13.992          $15.789          $13.588                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                5                9                1                -

128

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.974           $8.897           $7.693           $6.034          $10.179
  Accumulation Unit Value at end of
   period                                     $9.951           $7.974           $8.897           $7.693           $6.034
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,536            5,558            6,250            5,861            2,659
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.883           $8.821           $7.651           $6.019          $10.173
  Accumulation Unit Value at end of
   period                                     $9.807           $7.883           $8.821           $7.651           $6.019
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,045            1,164            1,283            1,058              519
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.823           $8.771           $7.623           $6.009          $10.170
  Accumulation Unit Value at end of
   period                                     $9.713           $7.823           $8.771           $7.623           $6.009
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    466              582              640              654              482
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.623          $15.312          $13.341          $10.543                -
  Accumulation Unit Value at end of
   period                                    $16.872          $13.623          $15.312          $13.341                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    184              207              227              175                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.733           $8.697           $7.581           $5.994          $10.165
  Accumulation Unit Value at end of
   period                                     $9.573           $7.733           $8.697           $7.581           $5.994
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     60               86               99              102               52
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.497          $15.216          $13.297          $10.540                -
  Accumulation Unit Value at end of
   period                                    $16.666          $13.497          $15.216          $13.297                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               28               44               33                -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.280          $12.895          $11.287           $7.626          $10.352
  Accumulation Unit Value at end of
   period                                    $14.932          $13.280          $12.895          $11.287           $7.626
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,357            1,451            1,783            1,148              188
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.128          $12.786          $11.225           $7.607          $10.347
  Accumulation Unit Value at end of
   period                                    $14.717          $13.128          $12.786          $11.225           $7.607
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    184              166              233              233               29
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.027          $12.714          $11.184           $7.594          $10.343
  Accumulation Unit Value at end of
   period                                    $14.575          $13.027          $12.714          $11.184           $7.594
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    121              181              224              200               40
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.682          $17.299          $15.256          $10.385                -
  Accumulation Unit Value at end of
   period                                    $19.733          $17.682          $17.299          $15.256                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    136              120              209              137                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.878          $12.606          $11.122           $7.575          $10.338
  Accumulation Unit Value at end of
   period                                    $14.365          $12.878          $12.606          $11.122           $7.575
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     42               52               50               41               15
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.519          $17.191          $15.206          $10.382                -
  Accumulation Unit Value at end of
   period                                    $19.493          $17.519          $17.191          $15.206                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               42               13               12                -
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.793           $9.210           $8.178           $6.230          $10.408
  Accumulation Unit Value at end of
   period                                     $9.214           $7.793           $9.210           $8.178           $6.230
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    904            1,096            1,088              884              604

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.704           $9.132           $8.133           $6.214          $10.403
  Accumulation Unit Value at end of
   period                                     $9.081           $7.704           $9.132           $8.133           $6.214
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    135              173              192              184              103
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.645           $9.080           $8.104           $6.204          $10.399
  Accumulation Unit Value at end of
   period                                     $8.994           $7.645           $9.080           $8.104           $6.204
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    151              190              206              180              142
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.083          $15.578          $13.937          $10.696                -
  Accumulation Unit Value at end of
   period                                    $15.352          $13.083          $15.578          $13.937                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     34               38               35               22                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.558           $9.003           $8.059           $6.188          $10.394
  Accumulation Unit Value at end of
   period                                     $8.864           $7.558           $9.003           $8.059           $6.188
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               27               31               38               23
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.962          $15.480          $13.891          $10.693                -
  Accumulation Unit Value at end of
   period                                    $15.165          $12.962          $15.480          $13.891                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               10               18                9                -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.535           $9.693           $9.855          $10.012          $10.013
  Accumulation Unit Value at end of
   period                                     $9.379           $9.535           $9.693           $9.855          $10.012
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,019            5,872            4,799            6,042            5,454
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.426           $9.611           $9.801           $9.987          $10.008
  Accumulation Unit Value at end of
   period                                     $9.244           $9.426           $9.611           $9.801           $9.987
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    825              544              708              822              389
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.354           $9.557           $9.765           $9.970          $10.004
  Accumulation Unit Value at end of
   period                                     $9.155           $9.354           $9.557           $9.765           $9.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,007              916              826            1,179              978
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.295           $9.520           $9.752           $9.982                -
  Accumulation Unit Value at end of
   period                                     $9.074           $9.295           $9.520           $9.752                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    425              444              322               72                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.247           $9.476           $9.711           $9.945          $10.000
  Accumulation Unit Value at end of
   period                                     $9.023           $9.247           $9.476           $9.711           $9.945
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     64               53              103              155               91
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.209           $9.461           $9.720           $9.979                -
  Accumulation Unit Value at end of
   period                                     $8.963           $9.209           $9.461           $9.720                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    203               94               85               48                -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.803          $10.313           $8.446           $6.642          $10.461
  Accumulation Unit Value at end of
   period                                    $11.151           $9.803          $10.313           $8.446           $6.642
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    340              464              563              687              328
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.691          $10.226           $8.400           $6.625          $10.456
  Accumulation Unit Value at end of
   period                                    $10.990           $9.691          $10.226           $8.400           $6.625
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     89              115               84               92               47

130

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.617          $10.168           $8.369           $6.614          $10.452
  Accumulation Unit Value at end of
   period                                    $10.885           $9.617          $10.168           $8.369           $6.614
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     77               96              103              114               97
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.089          $15.994          $13.197          $10.456                -
  Accumulation Unit Value at end of
   period                                    $17.036          $15.089          $15.994          $13.197                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               12               13               14                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.507          $10.082           $8.323           $6.597          $10.447
  Accumulation Unit Value at end of
   period                                    $10.728           $9.507          $10.082           $8.323           $6.597
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7               10               10               16                8
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.950          $15.894          $13.154          $10.453                -
  Accumulation Unit Value at end of
   period                                    $16.828          $14.950          $15.894          $13.154                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                7                1                4                -
HARTFORD SMALL/MID CAP EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.035          $10.320           $8.337           $5.732          $10.244
  Accumulation Unit Value at end of
   period                                    $11.438          $10.035          $10.320           $8.337           $5.732
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    354              282              342              252              133
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.920          $10.232           $8.292           $5.718          $10.239
  Accumulation Unit Value at end of
   period                                    $11.273           $9.920          $10.232           $8.292           $5.718
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     47               72               60              141               21
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.844          $10.174           $8.261           $5.708          $10.236
  Accumulation Unit Value at end of
   period                                    $11.165           $9.844          $10.174           $8.261           $5.708
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     36               60               94               67               39
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.648          $18.285          $14.884          $10.310                -
  Accumulation Unit Value at end of
   period                                    $19.964          $17.648          $18.285          $14.884                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               32               33               27                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.732          $10.088           $8.216           $5.694          $10.230
  Accumulation Unit Value at end of
   period                                    $11.004           $9.732          $10.088           $8.216           $5.694
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                3                2                8                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.485          $18.170          $14.835          $10.307                -
  Accumulation Unit Value at end of
   period                                    $19.720          $17.485          $18.170          $14.835                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13               15               15               15                -
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.300          $12.329           $9.179           $6.892          $10.631
  Accumulation Unit Value at end of
   period                                    $14.203          $12.300          $12.329           $9.179           $6.892
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    296              314              193              133               73
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.159          $12.225           $9.128           $6.875          $10.626
  Accumulation Unit Value at end of
   period                                    $13.999          $12.159          $12.225           $9.128           $6.875
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     82               74               53               26               22
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.066          $12.156           $9.095           $6.863          $10.622
  Accumulation Unit Value at end of
   period                                    $13.864          $12.066          $12.156           $9.095           $6.863
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     62               69               39               41               36

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $18.575          $18.760          $14.071          $10.645                -
  Accumulation Unit Value at end of
   period                                    $21.290          $18.575          $18.760          $14.071                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               14               12                7                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.928          $12.053           $9.045           $6.846          $10.617
  Accumulation Unit Value at end of
   period                                    $13.664          $11.928          $12.053           $9.045           $6.846
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2               16               10                3                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $18.404          $18.643          $14.025          $10.642                -
  Accumulation Unit Value at end of
   period                                    $21.030          $18.404          $18.643          $14.025                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               16               13               13                -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.547           $9.814           $8.691           $6.242          $10.633
  Accumulation Unit Value at end of
   period                                    $10.742           $9.547           $9.814           $8.691           $6.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    233               31               41               39               26
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.438           $9.731           $8.643           $6.227          $10.627
  Accumulation Unit Value at end of
   period                                    $10.587           $9.438           $9.731           $8.643           $6.227
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                3                3                2
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.366           $9.675           $8.611           $6.216          $10.624
  Accumulation Unit Value at end of
   period                                    $10.485           $9.366           $9.675           $8.611           $6.216
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                5                8               14                8
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.449          $16.000          $14.276          $10.331                -
  Accumulation Unit Value at end of
   period                                    $17.253          $15.449          $16.000          $14.276                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                5                9                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.259           $9.593           $8.564           $6.201          $10.618
  Accumulation Unit Value at end of
   period                                    $10.334           $9.259           $9.593           $8.564           $6.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                2                2                3                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.307          $15.900          $14.229          $10.328                -
  Accumulation Unit Value at end of
   period                                    $17.042          $15.307          $15.900          $14.229                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1                6                6                -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.331          $10.767          $10.181           $9.000           $9.941
  Accumulation Unit Value at end of
   period                                    $11.986          $11.331          $10.767          $10.181           $9.000
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15,445           17,214           19,012           17,393            7,751
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.202          $10.676          $10.125           $8.977           $9.936
  Accumulation Unit Value at end of
   period                                    $11.814          $11.202          $10.676          $10.125           $8.977
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,599            2,819            3,030            2,668            1,170
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.116          $10.616          $10.088           $8.962           $9.933
  Accumulation Unit Value at end of
   period                                    $11.700          $11.116          $10.616          $10.088           $8.962
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,430            1,688            1,778            1,722            1,072
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.626          $12.088          $11.516          $10.256                -
  Accumulation Unit Value at end of
   period                                    $13.256          $12.626          $12.088          $11.516                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    846              920              914              621                -

132

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
-----------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.989          $10.526          $10.033           $8.940           $9.928
  Accumulation Unit Value at end of
   period                                    $11.531          $10.989          $10.526          $10.033           $8.940
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    151              190              216              227              109
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.510          $12.012          $11.478          $10.253                -
  Accumulation Unit Value at end of
   period                                    $13.094          $12.510          $12.012          $11.478                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     94               89              120               83                -
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.273           $9.959           $9.754           $9.592           $9.798
  Accumulation Unit Value at end of
   period                                    $10.479          $10.273           $9.959           $9.754           $9.592
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,702            2,083            1,651            1,651            1,434
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.156           $9.874           $9.701           $9.568           $9.793
  Accumulation Unit Value at end of
   period                                    $10.328          $10.156           $9.874           $9.701           $9.568
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    270              249              305              175               82
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.078           $9.819           $9.665           $9.552           $9.790
  Accumulation Unit Value at end of
   period                                    $10.228          $10.078           $9.819           $9.665           $9.552
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    211              277              375              403              401
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.499          $10.254          $10.120          $10.026                -
  Accumulation Unit Value at end of
   period                                    $10.629          $10.499          $10.254          $10.120                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    360              221              188              147                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.963           $9.735           $9.612           $9.529           $9.785
  Accumulation Unit Value at end of
   period                                    $10.081           $9.963           $9.735           $9.612           $9.529
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    127              137              147              147               14
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.402          $10.190          $10.086          $10.024                -
  Accumulation Unit Value at end of
   period                                    $10.499          $10.402          $10.190          $10.086                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    172               32               11                6                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.415           $9.762           $8.655           $7.075          $10.637
  Accumulation Unit Value at end of
   period                                    $10.834           $9.415           $9.762           $8.655           $7.075
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    437              522              571              257              194
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.307           $9.679           $8.607           $7.057          $10.632
  Accumulation Unit Value at end of
   period                                    $10.677           $9.307           $9.679           $8.607           $7.057
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    280              374              402              344              156
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.236           $9.625           $8.576           $7.045          $10.628
  Accumulation Unit Value at end of
   period                                    $10.575           $9.236           $9.625           $8.576           $7.045
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     65               88               83               28               26
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.412          $14.012          $12.516          $10.308                -
  Accumulation Unit Value at end of
   period                                    $15.318          $13.412          $14.012          $12.516                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     36               36               37               15                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.130           $9.543           $8.529           $7.027          $10.623
  Accumulation Unit Value at end of
   period                                    $10.422           $9.130           $9.543           $8.529           $7.027
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20               14               16                2                -

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
-----------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.288          $13.924          $12.475          $10.305                -
  Accumulation Unit Value at end of
   period                                    $15.131          $13.288          $13.924          $12.475                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                6               10                -                -
INVESCO V.I. BALANCED RISK ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.926          $10.345                -                -                -
  Accumulation Unit Value at end of
   period                                    $11.891          $10.926                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    825              738                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.900          $10.341                -                -                -
  Accumulation Unit Value at end of
   period                                    $11.827          $10.900                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    177               78                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.883          $10.338                -                -                -
  Accumulation Unit Value at end of
   period                                    $11.785          $10.883                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13                7                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.861          $10.335                -                -                -
  Accumulation Unit Value at end of
   period                                    $11.732          $10.861                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20                8                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.857          $10.334                -                -                -
  Accumulation Unit Value at end of
   period                                    $11.722          $10.857                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6               12                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.836          $10.331                -                -                -
  Accumulation Unit Value at end of
   period                                    $11.669          $10.836                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               13                -                -                -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.622           $9.811           $9.130           $7.252          $10.385
  Accumulation Unit Value at end of
   period                                    $10.753           $9.622           $9.811           $9.130           $7.252
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     88              110              243              309               98
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.512           $9.728           $9.080           $7.234          $10.380
  Accumulation Unit Value at end of
   period                                    $10.598           $9.512           $9.728           $9.080           $7.234
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               29               53               51               57
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.439           $9.673           $9.047           $7.222          $10.376
  Accumulation Unit Value at end of
   period                                    $10.497           $9.439           $9.673           $9.047           $7.222
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     37               38               49               44               37
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.202          $13.562          $12.716          $10.177                -
  Accumulation Unit Value at end of
   period                                    $14.644          $13.202          $13.562          $12.716                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16                2                6                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.332           $9.591           $8.997           $7.204          $10.371
  Accumulation Unit Value at end of
   period                                    $10.346           $9.332           $9.591           $8.997           $7.204
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                4                5                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.080          $13.478          $12.674          $10.174                -
  Accumulation Unit Value at end of
   period                                    $14.465          $13.080          $13.478          $12.674                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -

134

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.595           $9.394           $8.481           $6.391          $10.303
  Accumulation Unit Value at end of
   period                                     $9.744           $8.595           $9.394           $8.481           $6.391
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,528            1,754            1,918            1,843              830
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.496           $9.315           $8.435           $6.375          $10.298
  Accumulation Unit Value at end of
   period                                     $9.603           $8.496           $9.315           $8.435           $6.375
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    228              259              259              224               97
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.431           $9.262           $8.404           $6.365          $10.295
  Accumulation Unit Value at end of
   period                                     $9.511           $8.431           $9.262           $8.404           $6.365
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    177              211              216              215              170
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.992          $15.409          $14.016          $10.641                -
  Accumulation Unit Value at end of
   period                                    $15.744          $13.992          $15.409          $14.016                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     70               76               76               57                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.335           $9.184           $8.358           $6.349          $10.290
  Accumulation Unit Value at end of
   period                                     $9.374           $8.335           $9.184           $8.358           $6.349
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               39               36               37               21
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.863          $15.313          $13.971          $10.639                -
  Accumulation Unit Value at end of
   period                                    $15.552          $13.863          $15.313          $13.971                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               48               19               15                -
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.991          $11.285           $8.948           $7.524          $10.730
  Accumulation Unit Value at end of
   period                                    $12.287          $10.991          $11.285           $8.948           $7.524
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    397              475              432              221              113
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.865          $11.189           $8.899           $7.506          $10.724
  Accumulation Unit Value at end of
   period                                    $12.111          $10.865          $11.189           $8.899           $7.506
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     68               70               51               24               12
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.782          $11.126           $8.866           $7.493          $10.721
  Accumulation Unit Value at end of
   period                                    $11.994          $10.782          $11.126           $8.866           $7.493
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     64               67               77               63               50
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.940          $15.455          $12.347          $10.461                -
  Accumulation Unit Value at end of
   period                                    $16.578          $14.940          $15.455          $12.347                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     26               25               29               18                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.659          $11.032           $8.818           $7.475          $10.716
  Accumulation Unit Value at end of
   period                                    $11.822          $10.659          $11.032           $8.818           $7.475
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                9                7                5                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.802          $15.359          $12.307          $10.458                -
  Accumulation Unit Value at end of
   period                                    $16.376          $14.802          $15.359          $12.307                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                6                5                -                -
INVESCO VAN KAMPEN V.I. AMERICAN
 FRANCHISE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.135                -                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $9.822                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     40                -                -                -                -

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
-----------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.129                -                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $9.797                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.126                -                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $9.781                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.122                -                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $9.760                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     28                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.121                -                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $9.756                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.117                -                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $9.736                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -                -                -
INVESCO VAN KAMPEN V.I. AMERICAN VALUE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.275          $10.360           $8.620           $6.298          $10.475
  Accumulation Unit Value at end of
   period                                    $11.833          $10.275          $10.360           $8.620           $6.298
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    198              256              236              279              181
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.157          $10.273           $8.573           $6.282          $10.470
  Accumulation Unit Value at end of
   period                                    $11.662          $10.157          $10.273           $8.573           $6.282
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     69               68               71               70               58
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.080          $10.215           $8.542           $6.271          $10.467
  Accumulation Unit Value at end of
   period                                    $11.550          $10.080          $10.215           $8.542           $6.271
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     41               42               47               51               32
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.843          $17.111          $14.345          $10.558                -
  Accumulation Unit Value at end of
   period                                    $19.252          $16.843          $17.111          $14.345                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                9               10               10                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.965          $10.128           $8.495           $6.256          $10.462
  Accumulation Unit Value at end of
   period                                    $11.384           $9.965          $10.128           $8.495           $6.256
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                6                5                6                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.688          $17.004          $14.298          $10.555                -
  Accumulation Unit Value at end of
   period                                    $19.017          $16.688          $17.004          $14.298                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
INVESCO VAN KAMPEN V.I. GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.421           $9.799           $8.880           $7.274          $10.476
  Accumulation Unit Value at end of
   period                                    $10.597           $9.421           $9.799           $8.880           $7.274
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    240              283              299              304              187
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.313           $9.717           $8.831           $7.256          $10.471
  Accumulation Unit Value at end of
   period                                    $10.444           $9.313           $9.717           $8.831           $7.256
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     26               28               34               33               26

136

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
-----------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.242           $9.662           $8.799           $7.244          $10.468
  Accumulation Unit Value at end of
   period                                    $10.344           $9.242           $9.662           $8.799           $7.244
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     40               41               40               39               22
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.114          $13.743          $12.547          $10.355                -
  Accumulation Unit Value at end of
   period                                    $14.640          $13.114          $13.743          $12.547                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                5                5                4                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.137           $9.580           $8.751           $7.226          $10.463
  Accumulation Unit Value at end of
   period                                    $10.195           $9.137           $9.580           $8.751           $7.226
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               15               15               15               13
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.993          $13.657          $12.506          $10.353                -
  Accumulation Unit Value at end of
   period                                    $14.461          $12.993          $13.657          $12.506                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                3                3                3                -
INVESCO VAN KAMPEN V.I. MID CAP GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.015                -                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $9.858                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     46                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.010                -                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $9.833                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.007                -                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $9.817                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19                -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.003                -                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $9.796                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.002                -                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $9.792                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.998                -                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $9.772                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                -                -                -                -
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.465          $12.141          $10.989           $8.318          $10.285
  Accumulation Unit Value at end of
   period                                    $13.798          $12.465          $12.141          $10.989           $8.318
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,727            2,100            2,294            2,396            1,137
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.323          $12.038          $10.929           $8.297          $10.280
  Accumulation Unit Value at end of
   period                                    $13.600          $12.323          $12.038          $10.929           $8.297
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    263              302              304              293              133
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.229          $11.970          $10.889           $8.283          $10.277
  Accumulation Unit Value at end of
   period                                    $13.469          $12.229          $11.970          $10.889           $8.283
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    281              362              376              403              316

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
-----------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.391          $15.103          $13.774          $10.504                -
  Accumulation Unit Value at end of
   period                                    $16.910          $15.391          $15.103          $13.774                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    139              152              126              115                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.089          $11.869          $10.829           $8.263          $10.271
  Accumulation Unit Value at end of
   period                                    $13.275          $12.089          $11.869          $10.829           $8.263
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     25               29               76              185               21
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.249          $15.009          $13.729          $10.501                -
  Accumulation Unit Value at end of
   period                                    $16.703          $15.249          $15.009          $13.729                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               15               17               17                -
LORD ABBETT CALIBRATED DIVIDEND GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.607          $10.763           $9.534           $7.854          $10.366
  Accumulation Unit Value at end of
   period                                    $11.733          $10.607          $10.763           $9.534           $7.854
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    465              511              359              265              121
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.486          $10.672           $9.482           $7.834          $10.361
  Accumulation Unit Value at end of
   period                                    $11.565          $10.486          $10.672           $9.482           $7.834
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    112              155              118              120               32
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.406          $10.612           $9.447           $7.821          $10.357
  Accumulation Unit Value at end of
   period                                    $11.453          $10.406          $10.612           $9.447           $7.821
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     27               28               32               44               12
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.751          $14.058          $12.546          $10.413                -
  Accumulation Unit Value at end of
   period                                    $15.097          $13.751          $14.058          $12.546                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23               25               21               19                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.287          $10.522           $9.395           $7.802          $10.352
  Accumulation Unit Value at end of
   period                                    $11.289          $10.287          $10.522           $9.395           $7.802
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                7                9                8                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.624          $13.970          $12.505          $10.410                -
  Accumulation Unit Value at end of
   period                                    $14.913          $13.624          $13.970          $12.505                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                5                5                -
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.602           $9.312           $8.063           $6.894          $10.527
  Accumulation Unit Value at end of
   period                                     $9.484           $8.602           $9.312           $8.063           $6.894
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    281              320              341              338              242
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.504           $9.233           $8.018           $6.877          $10.522
  Accumulation Unit Value at end of
   period                                     $9.348           $8.504           $9.233           $8.018           $6.877
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     58               60               79               82               45
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.439           $9.181           $7.989           $6.865          $10.518
  Accumulation Unit Value at end of
   period                                     $9.258           $8.439           $9.181           $7.989           $6.865
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     62               76               67               67               45
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.618          $13.761          $12.005          $10.342                -
  Accumulation Unit Value at end of
   period                                    $13.808          $12.618          $13.761          $12.005                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                4               11               11                -

138

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.343           $9.103           $7.945           $6.848          $10.513
  Accumulation Unit Value at end of
   period                                     $9.125           $8.343           $9.103           $7.945           $6.848
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               10               10               10                8
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.501          $13.675          $11.966          $10.339                -
  Accumulation Unit Value at end of
   period                                    $13.639          $12.501          $13.675          $11.966                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7                7                7                -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.118          $10.344           $9.142           $6.768          $10.619
  Accumulation Unit Value at end of
   period                                    $11.652          $10.118          $10.344           $9.142           $6.768
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    100              128              102               71               38
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.002          $10.256           $9.092           $6.751          $10.613
  Accumulation Unit Value at end of
   period                                    $11.484          $10.002          $10.256           $9.092           $6.751
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    160               28               23               16                2
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.926          $10.198           $9.059           $6.740          $10.610
  Accumulation Unit Value at end of
   period                                    $11.373           $9.926          $10.198           $9.059           $6.740
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     26               16               12               18                7
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.766          $15.209          $13.544          $10.102                -
  Accumulation Unit Value at end of
   period                                    $16.877          $14.766          $15.209          $13.544                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15                5                3                2                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.812          $10.112           $9.009           $6.723          $10.605
  Accumulation Unit Value at end of
   period                                    $11.210           $9.812          $10.112           $9.009           $6.723
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                -                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.629          $15.114          $13.499          $10.099                -
  Accumulation Unit Value at end of
   period                                    $16.671          $14.629          $15.114          $13.499                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                3                7                7                -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.265           $9.653           $8.850           $7.110          $10.600
  Accumulation Unit Value at end of
   period                                    $10.830           $9.265           $9.653           $8.850           $7.110
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    106               98              114              114               60
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.159           $9.571           $8.802           $7.092          $10.595
  Accumulation Unit Value at end of
   period                                    $10.674           $9.159           $9.571           $8.802           $7.092
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    121                6                1                1                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.089           $9.517           $8.770           $7.080          $10.591
  Accumulation Unit Value at end of
   period                                    $10.572           $9.089           $9.517           $8.770           $7.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9               19               14               14               17
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.017          $13.664          $12.622          $10.216                -
  Accumulation Unit Value at end of
   period                                    $15.101          $13.017          $13.664          $12.622                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                7               13                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.985           $9.437           $8.722           $7.062          $10.586
  Accumulation Unit Value at end of
   period                                    $10.419           $8.985           $9.437           $8.722           $7.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                2                2                -

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.896          $13.578          $12.581          $10.213                -
  Accumulation Unit Value at end of
   period                                    $14.917          $12.896          $13.578          $12.581                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                4                2                2                -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.009          $11.466          $10.874           $9.537          $10.040
  Accumulation Unit Value at end of
   period                                    $12.646          $12.009          $11.466          $10.874           $9.537
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,247            1,942            1,756              750              152
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.872          $11.369          $10.814           $9.513          $10.035
  Accumulation Unit Value at end of
   period                                    $12.464          $11.872          $11.369          $10.814           $9.513
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    317              238              229               59                8
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.781          $11.305          $10.774           $9.497          $10.032
  Accumulation Unit Value at end of
   period                                    $12.344          $11.781          $11.305          $10.774           $9.497
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    239              210              172              106               18
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.655          $12.174          $11.632          $10.279                -
  Accumulation Unit Value at end of
   period                                    $13.227          $12.655          $12.174          $11.632                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    213               95              145               67                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.647          $11.209          $10.715           $9.474          $10.027
  Accumulation Unit Value at end of
   period                                    $12.167          $11.647          $11.209          $10.715           $9.474
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     32               31               26               20                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.538          $12.098          $11.593          $10.276                -
  Accumulation Unit Value at end of
   period                                    $13.065          $12.538          $12.098          $11.593                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               17               15                3                -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.999          $10.007           $9.279           $8.013          $10.255
  Accumulation Unit Value at end of
   period                                    $10.911           $9.999          $10.007           $9.279           $8.013
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,245            2,450            2,306            1,982              964
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.885           $9.922           $9.229           $7.993          $10.250
  Accumulation Unit Value at end of
   period                                    $10.754           $9.885           $9.922           $9.229           $7.993
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    413              437              443              355              134
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.809           $9.866           $9.195           $7.980          $10.247
  Accumulation Unit Value at end of
   period                                    $10.650           $9.809           $9.866           $9.195           $7.980
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    189              262              308              326              243
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.560          $12.664          $11.832          $10.295                -
  Accumulation Unit Value at end of
   period                                    $13.603          $12.560          $12.664          $11.832                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     99              118              110               83                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.697           $9.783           $9.144           $7.960          $10.242
  Accumulation Unit Value at end of
   period                                    $10.497           $9.697           $9.783           $9.144           $7.960
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     41               72               75               88               42
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.443          $12.585          $11.793          $10.292                -
  Accumulation Unit Value at end of
   period                                    $13.436          $12.443          $12.585          $11.793                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     56               56               48               36                -

140

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.357           $9.557           $8.736           $7.253          $10.526
  Accumulation Unit Value at end of
   period                                    $10.665           $9.357           $9.557           $8.736           $7.253
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,891            3,516            3,882            3,425            1,491
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.250           $9.476           $8.688           $7.235          $10.521
  Accumulation Unit Value at end of
   period                                    $10.512           $9.250           $9.476           $8.688           $7.235
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    430              551              551              444              201
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.179           $9.423           $8.656           $7.223          $10.517
  Accumulation Unit Value at end of
   period                                    $10.411           $9.179           $9.423           $8.656           $7.223
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    317              417              440              428              300
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.099          $13.480          $12.415          $10.385                -
  Accumulation Unit Value at end of
   period                                    $14.820          $13.099          $13.480          $12.415                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    174              201              205              158                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.074           $9.343           $8.609           $7.205          $10.512
  Accumulation Unit Value at end of
   period                                    $10.261           $9.074           $9.343           $8.609           $7.205
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     53               78               74               67               31
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.978          $13.396          $12.374          $10.382                -
  Accumulation Unit Value at end of
   period                                    $14.639          $12.978          $13.396          $12.374                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               65               31               12                -
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.594          $10.063           $9.145           $7.547          $10.225
  Accumulation Unit Value at end of
   period                                    $10.689           $9.594          $10.063           $9.145           $7.547
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,184            1,552            1,682            1,749              948
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.484           $9.978           $9.095           $7.528          $10.219
  Accumulation Unit Value at end of
   period                                    $10.535           $9.484           $9.978           $9.095           $7.528
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    221              322              309              314              156
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.412           $9.922           $9.061           $7.515          $10.216
  Accumulation Unit Value at end of
   period                                    $10.434           $9.412           $9.922           $9.061           $7.515
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    223              323              342              400              285
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.614          $13.330          $12.205          $10.148                -
  Accumulation Unit Value at end of
   period                                    $13.948          $12.614          $13.330          $12.205                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    141              159              216              192                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.304           $9.838           $9.011           $7.496          $10.211
  Accumulation Unit Value at end of
   period                                    $10.283           $9.304           $9.838           $9.011           $7.496
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     27               55               50               50               33
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.497          $13.247          $12.165          $10.145                -
  Accumulation Unit Value at end of
   period                                    $13.778          $12.497          $13.247          $12.165                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               28               26               28                -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.812           $9.060           $8.294           $6.695          $10.230
  Accumulation Unit Value at end of
   period                                     $9.899           $8.812           $9.060           $8.294           $6.695
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,120            5,037            5,271            4,991            2,610

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.711           $8.984           $8.248           $6.678          $10.225
  Accumulation Unit Value at end of
   period                                     $9.756           $8.711           $8.984           $8.248           $6.678
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    648              771              791              768              351
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.645           $8.933           $8.218           $6.667          $10.222
  Accumulation Unit Value at end of
   period                                     $9.662           $8.645           $8.933           $8.218           $6.667
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    553              750              812              809              649
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.276          $13.752          $12.684          $10.316                -
  Accumulation Unit Value at end of
   period                                    $14.801          $13.276          $13.752          $12.684                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    198              218              222              198                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.546           $8.857           $8.173           $6.650          $10.217
  Accumulation Unit Value at end of
   period                                     $9.523           $8.546           $8.857           $8.173           $6.650
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     86               90               92               90               52
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.153          $13.666          $12.642          $10.313                -
  Accumulation Unit Value at end of
   period                                    $14.620          $13.153          $13.666          $12.642                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     52               48               43               30                -
OPPENHEIMER CAPITAL APPRECIATION FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.899           $9.173           $8.544           $6.026          $10.874
  Accumulation Unit Value at end of
   period                                     $9.962           $8.899           $9.173           $8.544           $6.026
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     78               97               91              105               52
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.797           $9.095           $8.498           $6.011          $10.869
  Accumulation Unit Value at end of
   period                                     $9.818           $8.797           $9.095           $8.498           $6.011
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                5                5                8                2
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.730           $9.044           $8.466           $6.001          $10.865
  Accumulation Unit Value at end of
   period                                     $9.724           $8.730           $9.044           $8.466           $6.001
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               25               29               33                7
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.821          $15.393          $14.446          $10.265                -
  Accumulation Unit Value at end of
   period                                    $16.468          $14.821          $15.393          $14.446                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                8                4               10                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.630           $8.968           $8.420           $5.986          $10.860
  Accumulation Unit Value at end of
   period                                     $9.584           $8.630           $8.968           $8.420           $5.986
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                8                8                8                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.684          $15.297          $14.399          $10.262                -
  Accumulation Unit Value at end of
   period                                    $16.267          $14.684          $15.297          $14.399                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                2                2                -
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.158          $10.178           $8.943           $6.524          $10.587
  Accumulation Unit Value at end of
   period                                    $10.895           $9.158          $10.178           $8.943           $6.524
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    613              848              859              999              717
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.053          $10.092           $8.894           $6.508          $10.582
  Accumulation Unit Value at end of
   period                                    $10.739           $9.053          $10.092           $8.894           $6.508
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    138              164              177              191              114

142

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.984          $10.035           $8.862           $6.497          $10.578
  Accumulation Unit Value at end of
   period                                    $10.635           $8.984          $10.035           $8.862           $6.497
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    126              190              168              168              144
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.614          $16.364          $14.487          $10.648                -
  Accumulation Unit Value at end of
   period                                    $17.257          $14.614          $16.364          $14.487                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     31               71               24               24                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.881           $9.950           $8.813           $6.481          $10.573
  Accumulation Unit Value at end of
   period                                    $10.482           $8.881           $9.950           $8.813           $6.481
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               13               15               20                9
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.479          $16.262          $14.440          $10.645                -
  Accumulation Unit Value at end of
   period                                    $17.046          $14.479          $16.262          $14.440                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                7                5                -
OPPENHEIMER MAIN STREET FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.470           $9.658           $8.477           $6.733          $10.551
  Accumulation Unit Value at end of
   period                                    $10.862           $9.470           $9.658           $8.477           $6.733
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     78               67               69               56               37
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.362           $9.576           $8.431           $6.716          $10.546
  Accumulation Unit Value at end of
   period                                    $10.706           $9.362           $9.576           $8.431           $6.716
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                4                3                3                2
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.290           $9.522           $8.400           $6.705          $10.543
  Accumulation Unit Value at end of
   period                                    $10.603           $9.290           $9.522           $8.400           $6.705
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9               16               12               12                5
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.307          $14.701          $13.000          $10.404                -
  Accumulation Unit Value at end of
   period                                    $16.288          $14.307          $14.701          $13.000                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                4                4                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.184           $9.442           $8.354           $6.688          $10.537
  Accumulation Unit Value at end of
   period                                    $10.450           $9.184           $9.442           $8.354           $6.688
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13                6                4                4                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.175          $14.609          $12.958          $10.401                -
  Accumulation Unit Value at end of
   period                                    $16.089          $14.175          $14.609          $12.958                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                2                2                2                -
OPPENHEIMER MAIN STREET SMALL-& MID-
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.553          $10.991           $9.080           $6.744          $10.519
  Accumulation Unit Value at end of
   period                                    $12.215          $10.553          $10.991           $9.080           $6.744
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    721              886              977            1,066              533
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.433          $10.898           $9.030           $6.727          $10.513
  Accumulation Unit Value at end of
   period                                    $12.039          $10.433          $10.898           $9.030           $6.727
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    113              132              134              140              130
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.353          $10.836           $8.997           $6.716          $10.510
  Accumulation Unit Value at end of
   period                                    $11.923          $10.353          $10.836           $8.997           $6.716
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    111              128              139              144              108

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.521          $17.336          $14.430          $10.797                -
  Accumulation Unit Value at end of
   period                                    $18.980          $16.521          $17.336          $14.430                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     55               61               61               57                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.235          $10.745           $8.948           $6.699          $10.505
  Accumulation Unit Value at end of
   period                                    $11.752          $10.235          $10.745           $8.948           $6.699
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16               20               20               22               12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.369          $17.227          $14.383          $10.794                -
  Accumulation Unit Value at end of
   period                                    $18.748          $16.369          $17.227          $14.383                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                6                7                7                -
OPPENHEIMER VALUE FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.841           $9.410           $8.333           $6.390          $10.773
  Accumulation Unit Value at end of
   period                                     $9.834           $8.841           $9.410           $8.333           $6.390
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     53               53               38               73               27
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.740           $9.330           $8.287           $6.374          $10.768
  Accumulation Unit Value at end of
   period                                     $9.693           $8.740           $9.330           $8.287           $6.374
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                6                6                6                2
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.673           $9.278           $8.257           $6.363          $10.765
  Accumulation Unit Value at end of
   period                                     $9.600           $8.673           $9.278           $8.257           $6.363
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6               15               18               18               14
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.780          $14.777          $13.184          $10.186                -
  Accumulation Unit Value at end of
   period                                    $15.214          $13.780          $14.777          $13.184                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                4                4                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.574           $9.199           $8.212           $6.347          $10.759
  Accumulation Unit Value at end of
   period                                     $9.461           $8.574           $9.199           $8.212           $6.347
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.653          $14.685          $13.141          $10.183                -
  Accumulation Unit Value at end of
   period                                    $15.028          $13.653          $14.685          $13.141                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                6                -                -                -
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.441          $12.012          $10.839           $7.093          $10.239
  Accumulation Unit Value at end of
   period                                    $12.551          $11.441          $12.012          $10.839           $7.093
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,548            2,634            3,176            3,612            1,496
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.311          $11.911          $10.779           $7.075          $10.234
  Accumulation Unit Value at end of
   period                                    $12.371          $11.311          $11.911          $10.779           $7.075
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    394              414              483              440              180
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.224          $11.843          $10.740           $7.063          $10.230
  Accumulation Unit Value at end of
   period                                    $12.251          $11.224          $11.843          $10.740           $7.063
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    275              350              459              465              336
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.461          $17.413          $15.830          $10.436                -
  Accumulation Unit Value at end of
   period                                    $17.923          $16.461          $17.413          $15.830                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    146              188              264              200                -

144

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.096          $11.743          $10.681           $7.045          $10.225
  Accumulation Unit Value at end of
   period                                    $12.075          $11.096          $11.743          $10.681           $7.045
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     39               37               42               50               32
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.309          $17.304          $15.778          $10.433                -
  Accumulation Unit Value at end of
   period                                    $17.704          $16.309          $17.304          $15.778                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                6                8                8                -
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.150          $10.362           $9.185           $6.907          $10.295
  Accumulation Unit Value at end of
   period                                    $11.401          $10.150          $10.362           $9.185           $6.907
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    265              225              238              254               36
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.034          $10.274           $9.135           $6.889          $10.290
  Accumulation Unit Value at end of
   period                                    $11.237          $10.034          $10.274           $9.135           $6.889
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19               14               14               13                3
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.957          $10.216           $9.101           $6.878          $10.287
  Accumulation Unit Value at end of
   period                                    $11.129           $9.957          $10.216           $9.101           $6.878
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8               10               10                9                7
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.011          $15.440          $13.790          $10.447                -
  Accumulation Unit Value at end of
   period                                    $16.736          $15.011          $15.440          $13.790                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9               13               13                9                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.843          $10.130           $9.051           $6.860          $10.281
  Accumulation Unit Value at end of
   period                                    $10.969           $9.843          $10.130           $9.051           $6.860
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.872          $15.344          $13.744          $10.444                -
  Accumulation Unit Value at end of
   period                                    $16.532          $14.872          $15.344          $13.744                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.571           $8.043           $7.431           $6.062          $10.500
  Accumulation Unit Value at end of
   period                                     $7.881           $6.571           $8.043           $7.431           $6.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     42               52               55               76               35
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $6.496           $7.975           $7.391           $6.047          $10.495
  Accumulation Unit Value at end of
   period                                     $7.767           $6.496           $7.975           $7.391           $6.047
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                7                7               21                7
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.446           $7.930           $7.363           $6.037          $10.491
  Accumulation Unit Value at end of
   period                                     $7.692           $6.446           $7.930           $7.363           $6.037
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     30               38               31               32               29
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.327          $13.967          $13.003          $10.686                -
  Accumulation Unit Value at end of
   period                                    $13.482          $11.327          $13.967          $13.003                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                6                6                6                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.373           $7.862           $7.323           $6.021          $10.486
  Accumulation Unit Value at end of
   period                                     $7.581           $6.373           $7.862           $7.323           $6.021
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.222          $13.880          $12.960          $10.683                -
  Accumulation Unit Value at end of
   period                                    $13.317          $11.222          $13.880          $12.960                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.509           $7.676           $7.284           $5.869          $10.579
  Accumulation Unit Value at end of
   period                                     $7.793           $6.509           $7.676           $7.284           $5.869
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     56               44               47               62               23
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $6.435           $7.611           $7.244           $5.854          $10.574
  Accumulation Unit Value at end of
   period                                     $7.680           $6.435           $7.611           $7.244           $5.854
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                3                3               10                4
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.386           $7.568           $7.218           $5.844          $10.571
  Accumulation Unit Value at end of
   period                                     $7.606           $6.386           $7.568           $7.218           $5.844
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13               13               12               12               10
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.652          $13.844          $13.237          $10.745                -
  Accumulation Unit Value at end of
   period                                    $13.845          $11.652          $13.844          $13.237                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                8                8                6                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.312           $7.503           $7.178           $5.829          $10.565
  Accumulation Unit Value at end of
   period                                     $7.497           $6.312           $7.503           $7.178           $5.829
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.545          $13.757          $13.193          $10.741                -
  Accumulation Unit Value at end of
   period                                    $13.676          $11.545          $13.757          $13.193                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.882          $10.545           $8.509           $6.577          $10.314
  Accumulation Unit Value at end of
   period                                    $11.420           $9.882          $10.545           $8.509           $6.577
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     39               90               58               48               32
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.769          $10.455           $8.462           $6.560          $10.309
  Accumulation Unit Value at end of
   period                                    $11.256           $9.769          $10.455           $8.462           $6.560
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13               22                9               10                2
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.694          $10.396           $8.431           $6.549          $10.305
  Accumulation Unit Value at end of
   period                                    $11.147           $9.694          $10.396           $8.431           $6.549
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               26               28               31               24
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.726          $16.908          $13.746          $10.705                -
  Accumulation Unit Value at end of
   period                                    $18.038          $15.726          $16.908          $13.746                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                4                2                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.583          $10.308           $8.385           $6.533          $10.300
  Accumulation Unit Value at end of
   period                                    $10.986           $9.583          $10.308           $8.385           $6.533
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                5                4                5                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.581          $16.802          $13.701          $10.702                -
  Accumulation Unit Value at end of
   period                                    $17.818          $15.581          $16.802          $13.701                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               11               11               11                -

146

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.207           $9.919           $8.589           $5.063           $9.905
  Accumulation Unit Value at end of
   period                                     $9.126           $8.207           $9.919           $8.589           $5.063
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    694              805            1,103            1,088              560
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.113           $9.835           $8.542           $5.051           $9.900
  Accumulation Unit Value at end of
   period                                     $8.995           $8.113           $9.835           $8.542           $5.051
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    103              149              176              165               55
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.051           $9.779           $8.510           $5.042           $9.897
  Accumulation Unit Value at end of
   period                                     $8.908           $8.051           $9.779           $8.510           $5.042
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    176              201              222              207              130
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.488          $20.079          $17.517          $10.404                -
  Accumulation Unit Value at end of
   period                                    $18.199          $16.488          $20.079          $17.517                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     43               44               64               47                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.959           $9.697           $8.463           $5.029           $9.892
  Accumulation Unit Value at end of
   period                                     $8.780           $7.959           $9.697           $8.463           $5.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     37               53               56               59               13
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.336          $19.953          $17.459          $10.401                -
  Accumulation Unit Value at end of
   period                                    $17.977          $16.336          $19.953          $17.459                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               13               19               16                -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.058           $9.178           $8.609           $6.396          $10.347
  Accumulation Unit Value at end of
   period                                     $9.363           $8.058           $9.178           $8.609           $6.396
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    684              898              782              519              223
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.966           $9.100           $8.562           $6.380          $10.341
  Accumulation Unit Value at end of
   period                                     $9.229           $7.966           $9.100           $8.562           $6.380
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    105              107              117               65               36
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.905           $9.049           $8.530           $6.369          $10.338
  Accumulation Unit Value at end of
   period                                     $9.140           $7.905           $9.049           $8.530           $6.369
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     55               73               80               84               75
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.184          $15.130          $14.299          $10.703                -
  Accumulation Unit Value at end of
   period                                    $15.206          $13.184          $15.130          $14.299                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     42               30               41               21                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.814           $8.972           $8.483           $6.353          $10.333
  Accumulation Unit Value at end of
   period                                     $9.008           $7.814           $8.972           $8.483           $6.353
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               12               12                8                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.062          $15.035          $14.252          $10.700                -
  Accumulation Unit Value at end of
   period                                    $15.020          $13.062          $15.035          $14.252                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               14               20               16                -
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.633          $12.967          $11.535           $9.889           $9.906
  Accumulation Unit Value at end of
   period                                    $14.286          $12.633          $12.967          $11.535           $9.889
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,719            3,306            3,504            2,961            1,382

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.488          $12.857          $11.471           $9.864           $9.901
  Accumulation Unit Value at end of
   period                                    $14.080          $12.488          $12.857          $11.471           $9.864
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    756              884              894              773              373
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.393          $12.784          $11.429           $9.848           $9.897
  Accumulation Unit Value at end of
   period                                    $13.945          $12.393          $12.784          $11.429           $9.848
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    285              337              328              334              229
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.304          $13.759          $12.332          $10.652                -
  Accumulation Unit Value at end of
   period                                    $14.933          $13.304          $13.759          $12.332                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    282              273              238              139                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.251          $12.676          $11.367           $9.823           $9.892
  Accumulation Unit Value at end of
   period                                    $13.744          $12.251          $12.676          $11.367           $9.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     43               52               73               50               18
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.181          $13.673          $12.291          $10.649                -
  Accumulation Unit Value at end of
   period                                    $14.751          $13.181          $13.673          $12.291                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    119              169               98               62                -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.867           $8.613           $8.159           $6.333          $10.340
  Accumulation Unit Value at end of
   period                                     $9.365           $7.867           $8.613           $8.159           $6.333
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,485            1,735            1,811            1,779            1,139
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.776           $8.540           $8.114           $6.317          $10.335
  Accumulation Unit Value at end of
   period                                     $9.230           $7.776           $8.540           $8.114           $6.317
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    347              395              406              429              229
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.717           $8.492           $8.085           $6.307          $10.332
  Accumulation Unit Value at end of
   period                                     $9.141           $7.717           $8.492           $8.085           $6.307
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    193              241              243              253              194
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.909          $14.241          $13.592          $10.629                -
  Accumulation Unit Value at end of
   period                                    $15.253          $12.909          $14.241          $13.592                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     53               55               42               41                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.629           $8.420           $8.040           $6.291          $10.326
  Accumulation Unit Value at end of
   period                                     $9.009           $7.629           $8.420           $8.040           $6.291
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     45               65               70               70               52
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.790          $14.151          $13.547          $10.626                -
  Accumulation Unit Value at end of
   period                                    $15.066          $12.790          $14.151          $13.547                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                8               15               13                -
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.719          $11.739           $9.023           $5.829          $10.714
  Accumulation Unit Value at end of
   period                                    $11.438          $10.719          $11.739           $9.023           $5.829
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    440              704              696              738              503
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.596          $11.640           $8.973           $5.814          $10.709
  Accumulation Unit Value at end of
   period                                    $11.274          $10.596          $11.640           $8.973           $5.814
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    125              178              165              154               99

148

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009             2008
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.515          $11.574           $8.941           $5.805          $10.706
  Accumulation Unit Value at end of
   period                                    $11.166          $10.515          $11.574           $8.941           $5.805
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     79               89              125              130              119
 WITH THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $18.485          $20.397          $15.795          $10.281                -
  Accumulation Unit Value at end of
   period                                    $19.579          $18.485          $20.397          $15.795                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               24               21               21                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.395          $11.477           $8.892           $5.790          $10.700
  Accumulation Unit Value at end of
   period                                    $11.005          $10.395          $11.477           $8.892           $5.790
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               37               38               38               19
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                 $18.314          $20.270          $15.744          $10.278                -
  Accumulation Unit Value at end of
   period                                    $19.340          $18.314          $20.270          $15.744                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                6                7                8                -

(a)  Inception date April 30, 2012.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT SEVEN
AND THE BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account Seven (the "Account") as of December 31, 2012, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2012, by correspondence with the fund managers; where replies were not received from the fund managers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts disclosed in Note 1 constituting the Hartford Life and Annuity Insurance Company Separate Account Seven as of December 31, 2012, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
March 28, 2013

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2012

-------------------------------------------------------------------------------


                                  AMERICAN CENTURY VP       AMERICAN CENTURY VP
                                       VALUE FUND               GROWTH FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       1,035,198                    74,204
                                      ============              ============
  Cost                                  $6,355,148                  $765,030
                                      ============              ============
  Market value                          $6,759,844                  $765,045
 Due from Sponsor Company                    9,947                     6,483
 Receivable from fund shares
  sold                                          --                        --
 Other assets                                   --                        --
                                      ------------              ------------
 Total assets                            6,769,791                   771,528
                                      ------------              ------------
LIABILITIES:
 Due to Sponsor Company                         --                        --
 Payable for fund shares
  purchased                                  9,947                     6,483
 Other liabilities                              --                        --
                                      ------------              ------------
 Total liabilities                           9,947                     6,483
                                      ------------              ------------
NET ASSETS:
 For contract liabilities               $6,759,844                  $765,045
                                      ============              ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             602,561                    75,101
 Minimum unit fair value #*             $11.098644                $10.128418
 Maximum unit fair value #*             $11.299348                $10.298559
 Contract liability                     $6,759,844                  $765,045
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                        --
 Minimum unit fair value #*                     --                        --
 Maximum unit fair value #*                     --                        --
 Contract liability                             --                        --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                     BALANCED WEALTH             INTERNATIONAL              SMALL/MID CAP
                                   STRATEGY PORTFOLIO           VALUE PORTFOLIO            VALUE PORTFOLIO
                                       SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        2,692,193                  2,739,350                    987,527
                                      =============              =============              =============
  Cost                                  $26,923,743                $35,665,327                $13,825,696
                                      =============              =============              =============
  Market value                          $32,333,237                $35,173,258                $17,360,731
 Due from Sponsor Company                        --                         --                         --
 Receivable from fund shares
  sold                                        7,386                      8,971                      3,715
 Other assets                                     3                          1                          1
                                      -------------              -------------              -------------
 Total assets                            32,340,626                 35,182,230                 17,364,447
                                      -------------              -------------              -------------
LIABILITIES:
 Due to Sponsor Company                       7,386                      8,971                      3,715
 Payable for fund shares
  purchased                                      --                         --                         --
 Other liabilities                               --                         --                         --
                                      -------------              -------------              -------------
 Total liabilities                            7,386                      8,971                      3,715
                                      -------------              -------------              -------------
NET ASSETS:
 For contract liabilities               $32,333,240                $35,173,259                $17,360,732
                                      =============              =============              =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            3,030,432                  5,518,052                  1,355,729
 Minimum unit fair value #*               $9.969705                  $5.936420                 $10.812769
 Maximum unit fair value #*              $14.937423                 $12.891136                 $20.119054
 Contract liability                     $32,333,240                $35,173,259                $17,360,732
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                   --                         --                         --
 Minimum unit fair value #*                      --                         --                         --
 Maximum unit fair value #*                      --                         --                         --
 Contract liability                              --                         --                         --

                                                                                            INVESCO
                                                           ALLIANCEBERNSTEIN VPS        VAN KAMPEN V.I.
                                 ALLIANCEBERNSTEIN VPS         INTERNATIONAL                 VALUE
                                    VALUE PORTFOLIO           GROWTH PORTFOLIO        OPPORTUNITIES FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT (1)
------------------------------  ---------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         110,678                   460,714                10,464,818
                                      ============              ============             =============
  Cost                                  $1,011,631                $7,685,701               $94,169,665
                                      ============              ============             =============
  Market value                          $1,166,545                $7,813,720               $74,300,210
 Due from Sponsor Company                       --                       453                    22,587
 Receivable from fund shares
  sold                                         695                        --                        --
 Other assets                                   --                        --                         5
                                      ------------              ------------             -------------
 Total assets                            1,167,240                 7,814,173                74,322,802
                                      ------------              ------------             -------------
LIABILITIES:
 Due to Sponsor Company                        695                        --                        --
 Payable for fund shares
  purchased                                     --                       453                    22,587
 Other liabilities                              --                        --                        --
                                      ------------              ------------             -------------
 Total liabilities                             695                       453                    22,587
                                      ------------              ------------             -------------
NET ASSETS:
 For contract liabilities               $1,166,545                $7,813,720               $74,300,215
                                      ============              ============             =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             127,984                   995,760                63,001,233
 Minimum unit fair value #*              $8.633100                 $7.426970                 $1.089896
 Maximum unit fair value #*             $14.189125                $15.279118                $16.821773
 Contract liability                     $1,166,545                $7,812,017               $74,251,721
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                       216                    39,881
 Minimum unit fair value #*                     --                 $7.870373                 $1.191865
 Maximum unit fair value #*                     --                 $7.870373                 $1.297104
 Contract liability                             --                    $1,703                   $48,494

(1)  Formerly Invesco V.I. Basic Value Fund. Change effective April 30, 2012.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                 INVESCO V.I.         INVESCO V.I.
                                     CORE              GOVERNMENT
                                 EQUITY FUND        SECURITIES FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                   4,981,776           46,026,048
                                ==============       ==============
  Cost                            $126,674,572         $564,090,555
                                ==============       ==============
  Market value                    $150,085,558         $570,722,991
 Due from Sponsor Company                   --                   --
 Receivable from fund shares
  sold                                 103,046              479,189
 Other assets                               --                   --
                                --------------       --------------
 Total assets                      150,188,604          571,202,180
                                --------------       --------------
LIABILITIES:
 Due to Sponsor Company                103,046              479,189
 Payable for fund shares
  purchased                                 --                   --
 Other liabilities                          16                   19
                                --------------       --------------
 Total liabilities                     103,062              479,208
                                --------------       --------------
NET ASSETS:
 For contract liabilities         $150,085,542         $570,722,972
                                ==============       ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      11,891,104          417,165,020
 Minimum unit fair value #*         $10.345541            $1.261345
 Maximum unit fair value #*         $15.192952           $10.848757
 Contract liability               $149,983,595         $570,413,168
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #           7,810              219,015
 Minimum unit fair value #*         $12.860346            $1.379402
 Maximum unit fair value #*         $13.217990            $1.501115
 Contract liability                   $101,947             $309,804

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 INVESCO V.I.    INVESCO V.I.    INVESCO V.I.
                                INTERNATIONAL    MID CAP CORE     SMALL CAP
                                 GROWTH FUND     EQUITY FUND     EQUITY FUND
                                 SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                   5,987,741      13,913,752       6,199,962
                                ==============  ==============  ==============
  Cost                            $151,242,024    $160,936,380     $90,353,454
                                ==============  ==============  ==============
  Market value                    $179,099,295    $176,825,800    $115,464,635
 Due from Sponsor Company                   --              --              --
 Receivable from fund shares
  sold                                  75,151          91,477          77,342
 Other assets                               --               1              --
                                --------------  --------------  --------------
 Total assets                      179,174,446     176,917,278     115,541,977
                                --------------  --------------  --------------
LIABILITIES:
 Due to Sponsor Company                 75,151          91,477          77,342
 Payable for fund shares
  purchased                                 --              --              --
 Other liabilities                           1              --               2
                                --------------  --------------  --------------
 Total liabilities                      75,152          91,477          77,344
                                --------------  --------------  --------------
NET ASSETS:
 For contract liabilities         $179,099,294    $176,825,801    $115,464,633
                                ==============  ==============  ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      62,518,932      98,969,337       7,431,578
 Minimum unit fair value #*          $1.915511       $1.628022      $10.698978
 Maximum unit fair value #*         $16.334670      $14.253692      $17.581713
 Contract liability               $179,007,427    $176,661,959    $115,425,130
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #          42,075          90,556           2,412
 Minimum unit fair value #*          $2.094700       $1.780345      $12.287381
 Maximum unit fair value #*          $9.743642       $1.937478      $17.540251
 Contract liability                    $91,867        $163,842         $39,503

                                INVESCO V.I.
                                BALANCED RISK       INVESCO V.I.         AMERICAN CENTURY VP
                                 ALLOCATION         DIVERSIFIED                MID CAP
                                    FUND           DIVIDEND FUND              VALUE FUND
                                 SUB-ACCOUNT      SUB-ACCOUNT (2)            SUB-ACCOUNT
------------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  1,949,761             22,992                   15,267
                                =============       ============             ============
  Cost                            $22,226,997           $354,140                 $206,300
                                =============       ============             ============
  Market value                    $24,508,500           $374,320                 $222,745
 Due from Sponsor Company               3,113                 --                       --
 Receivable from fund shares
  sold                                     --             35,791                       58
 Other assets                               1                 --                        1
                                -------------       ------------             ------------
 Total assets                      24,511,614            410,111                  222,804
                                -------------       ------------             ------------
LIABILITIES:
 Due to Sponsor Company                    --             35,791                       58
 Payable for fund shares
  purchased                             3,113                 --                       --
 Other liabilities                         --                 --                       --
                                -------------       ------------             ------------
 Total liabilities                      3,113             35,791                       58
                                -------------       ------------             ------------
NET ASSETS:
 For contract liabilities         $24,508,501           $374,320                 $222,746
                                =============       ============             ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      2,056,847             33,339                   20,019
 Minimum unit fair value #*        $11.658928         $11.144356               $11.065449
 Maximum unit fair value #*        $12.138297         $11.315423               $11.288917
 Contract liability               $24,508,501           $374,320                 $222,746
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #             --                 --                       --
 Minimum unit fair value #*                --                 --                       --
 Maximum unit fair value #*                --                 --                       --
 Contract liability                        --                 --                       --

(2)  Formerly Invesco V.I. Dividend Growth Fund. Change effective April 30,
     2012.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                               AMERICAN FUNDS
                                     AMERICAN FUNDS                GLOBAL
                                         GLOBAL                  GROWTH AND
                                       BOND FUND                INCOME FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       20,454,721                38,441,913
                                     ==============            ==============
  Cost                                 $229,998,074              $417,219,184
                                     ==============            ==============
  Market value                         $250,979,428              $405,177,759
 Due from Sponsor Company                        --                        --
 Receivable from fund shares
  sold                                      139,558                   270,884
 Other assets                                     1                        --
                                     --------------            --------------
 Total assets                           251,118,987               405,448,643
                                     --------------            --------------
LIABILITIES:
 Due to Sponsor Company                     139,558                   270,884
 Payable for fund shares
  purchased                                      --                        --
 Other liabilities                               --                         1
                                     --------------            --------------
 Total liabilities                          139,558                   270,885
                                     --------------            --------------
NET ASSETS:
 For contract liabilities              $250,979,429              $405,177,758
                                     ==============            ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           18,847,823                35,214,395
 Minimum unit fair value #*              $10.560686                $10.755915
 Maximum unit fair value #*              $14.065520                $16.616463
 Contract liability                    $250,839,063              $404,980,996
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               10,380                    17,074
 Minimum unit fair value #*              $13.338946                $11.390260
 Maximum unit fair value #*              $14.065520                $11.662166
 Contract liability                        $140,366                  $196,762

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                       AMERICAN FUNDS
                                 AMERICAN FUNDS          BLUE CHIP
                                     ASSET               INCOME AND              AMERICAN FUNDS
                                ALLOCATION FUND         GROWTH FUND                BOND FUND
                                  SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                    54,811,055           57,995,274                80,374,987
                                ================       ==============            ==============
  Cost                              $803,981,913         $517,820,825              $869,973,991
                                ================       ==============            ==============
  Market value                    $1,003,590,413         $578,212,889              $897,788,606
 Due from Sponsor Company                     --                   --                        --
 Receivable from fund shares
  sold                                 1,037,955              391,492                 1,097,593
 Other assets                                 --                   --                        --
                                ----------------       --------------            --------------
 Total assets                      1,004,628,368          578,604,381               898,886,199
                                ----------------       --------------            --------------
LIABILITIES:
 Due to Sponsor Company                1,037,955              391,492                 1,097,593
 Payable for fund shares
  purchased                                   --                   --                        --
 Other liabilities                             6                   12                         2
                                ----------------       --------------            --------------
 Total liabilities                     1,037,961              391,504                 1,097,595
                                ----------------       --------------            --------------
NET ASSETS:
 For contract liabilities         $1,003,590,407         $578,212,877              $897,788,604
                                ================       ==============            ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #        66,454,281          506,115,477                58,178,944
 Minimum unit fair value #*           $13.607969            $1.038581                $12.362435
 Maximum unit fair value #*           $17.436772           $15.403526                $17.352941
 Contract liability               $1,001,646,069         $577,667,000              $896,902,807
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #           128,248              470,002                    56,778
 Minimum unit fair value #*           $14.744102            $1.136620                $15.043527
 Maximum unit fair value #*           $17.436772            $1.238923                $16.531596
 Contract liability                   $1,944,338             $545,877                  $885,797


                                     AMERICAN FUNDS
                                         GLOBAL            AMERICAN FUNDS         AMERICAN FUNDS
                                      GROWTH FUND           GROWTH FUND         GROWTH-INCOME FUND
                                      SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
------------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       15,714,830             32,678,393             52,665,994
                                     ==============       ================       ================
  Cost                                 $266,544,118         $1,639,315,780         $1,762,532,754
                                     ==============       ================       ================
  Market value                         $368,355,608         $1,975,408,897         $2,013,947,621
 Due from Sponsor Company                        --                     --                     --
 Receivable from fund shares
  sold                                      190,135              1,556,020              1,754,430
 Other assets                                     2                      2                     --
                                     --------------       ----------------       ----------------
 Total assets                           368,545,745          1,976,964,919          2,015,702,051
                                     --------------       ----------------       ----------------
LIABILITIES:
 Due to Sponsor Company                     190,135              1,556,020              1,754,430
 Payable for fund shares
  purchased                                      --                     --                     --
 Other liabilities                               --                     --                      2
                                     --------------       ----------------       ----------------
 Total liabilities                          190,135              1,556,020              1,754,432
                                     --------------       ----------------       ----------------
NET ASSETS:
 For contract liabilities              $368,355,610         $1,975,408,899         $2,013,947,619
                                     ==============       ================       ================
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           23,262,967            154,092,774            142,870,830
 Minimum unit fair value #*              $11.509509              $9.602048             $12.655716
 Maximum unit fair value #*              $19.114856             $17.374393             $16.725635
 Contract liability                    $367,783,170         $1,973,639,441         $2,011,025,802
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               34,593                130,067                202,454
 Minimum unit fair value #*              $13.758655             $10.490008             $13.712504
 Maximum unit fair value #*              $19.114856             $17.014962             $16.725635
 Contract liability                        $572,440             $1,769,458             $2,921,817

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------


                                     AMERICAN FUNDS            AMERICAN FUNDS
                                   INTERNATIONAL FUND          NEW WORLD FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       31,232,946                12,232,058
                                     ==============            ==============
  Cost                                 $512,044,666              $189,209,949
                                     ==============            ==============
  Market value                         $550,324,520              $278,279,324
 Due from Sponsor Company                        --                        --
 Receivable from fund shares
  sold                                      733,871                   199,188
 Other assets                                     2                         2
                                     --------------            --------------
 Total assets                           551,058,393               278,478,514
                                     --------------            --------------
LIABILITIES:
 Due to Sponsor Company                     733,871                   199,188
 Payable for fund shares
  purchased                                      --                        --
 Other liabilities                               --                        --
                                     --------------            --------------
 Total liabilities                          733,871                   199,188
                                     --------------            --------------
NET ASSETS:
 For contract liabilities              $550,324,522              $278,279,326
                                     ==============            ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           39,896,007                10,716,338
 Minimum unit fair value #*              $10.034969                $14.573424
 Maximum unit fair value #*              $16.655505                $30.753042
 Contract liability                    $549,806,570              $278,144,584
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               36,311                     5,050
 Minimum unit fair value #*              $12.036953                $25.179597
 Maximum unit fair value #*              $16.343025                $29.297281
 Contract liability                        $517,952                  $134,742

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                               WELLS FARGO
                                     AMERICAN FUNDS            ADVANTAGE VT       FIDELITY VIP
                                      GLOBAL SMALL                OMEGA              GROWTH
                                  CAPITALIZATION FUND          GROWTH FUND         PORTFOLIO
                                      SUB-ACCOUNT              SUB-ACCOUNT        SUB-ACCOUNT
----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       11,422,042                  56,999            176,718
                                     ==============            ============       ============
  Cost                                 $190,734,814              $1,135,028         $6,492,053
                                     ==============            ============       ============
  Market value                         $226,841,760              $1,432,385         $7,358,551
 Due from Sponsor Company                        --                      --                 --
 Receivable from fund shares
  sold                                      242,054                     120              4,062
 Other assets                                     3                      --                 --
                                     --------------            ------------       ------------
 Total assets                           227,083,817               1,432,505          7,362,613
                                     --------------            ------------       ------------
LIABILITIES:
 Due to Sponsor Company                     242,054                     120              4,062
 Payable for fund shares
  purchased                                      --                      --                 --
 Other liabilities                               --                      --                  2
                                     --------------            ------------       ------------
 Total liabilities                          242,054                     120              4,064
                                     --------------            ------------       ------------
NET ASSETS:
 For contract liabilities              $226,841,763              $1,432,385         $7,358,549
                                     ==============            ============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           13,179,664                 104,126            734,617
 Minimum unit fair value #*              $13.351073              $13.572767          $9.513788
 Maximum unit fair value #*              $21.189790              $13.961098         $17.142822
 Contract liability                    $226,692,647              $1,432,385         $7,358,549
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                8,727                      --                 --
 Minimum unit fair value #*              $14.832357                      --                 --
 Maximum unit fair value #*              $20.792156                      --                 --
 Contract liability                        $149,116                      --                 --


                                FIDELITY VIP   FIDELITY VIP        FIDELITY VIP
                                 CONTRAFUND       MID CAP        VALUE STRATEGIES
                                  PORTFOLIO      PORTFOLIO          PORTFOLIO
                                 SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT
------------------------------  ----------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  3,797,565      2,640,065            503,922
                                =============  =============       ============
  Cost                            $76,410,870    $61,364,578         $4,173,060
                                =============  =============       ============
  Market value                    $98,736,686    $79,149,157         $5,633,844
 Due from Sponsor Company              23,682             --             70,617
 Receivable from fund shares
  sold                                     --        103,553                 --
 Other assets                              --             --                 --
                                -------------  -------------       ------------
 Total assets                      98,760,368     79,252,710          5,704,461
                                -------------  -------------       ------------
LIABILITIES:
 Due to Sponsor Company                    --        103,553                 --
 Payable for fund shares
  purchased                            23,682             --             70,617
 Other liabilities                          3             --                  1
                                -------------  -------------       ------------
 Total liabilities                     23,685        103,553             70,618
                                -------------  -------------       ------------
NET ASSETS:
 For contract liabilities         $98,736,683    $79,149,157         $5,633,843
                                =============  =============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      8,812,415      6,913,750            475,907
 Minimum unit fair value #*        $10.180621     $10.407798         $11.019352
 Maximum unit fair value #*        $17.218699     $18.156329         $23.234409
 Contract liability               $98,736,683    $79,148,278         $5,633,843
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #             --             80                 --
 Minimum unit fair value #*                --     $11.025021                 --
 Maximum unit fair value #*                --     $11.025021                 --
 Contract liability                        --           $879                 --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     FIDELITY VIP
                                   DYNAMIC CAPITAL           FIDELITY VIP
                                     APPRECIATION          STRATEGIC INCOME
                                      PORTFOLIO               PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        282,593                 137,560
                                     ============            ============
  Cost                                 $2,436,087              $1,586,259
                                     ============            ============
  Market value                         $2,777,892              $1,610,831
 Due from Sponsor Company                      --                      --
 Receivable from fund shares
  sold                                     26,803                     904
 Other assets                                  --                       1
                                     ------------            ------------
 Total assets                           2,804,695               1,611,736
                                     ------------            ------------
LIABILITIES:
 Due to Sponsor Company                    26,803                     904
 Payable for fund shares
  purchased                                    --                      --
 Other liabilities                              1                      --
                                     ------------            ------------
 Total liabilities                         26,804                     904
                                     ------------            ------------
NET ASSETS:
 For contract liabilities              $2,777,891              $1,610,832
                                     ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            237,850                 121,527
 Minimum unit fair value #*            $10.946791              $10.953898
 Maximum unit fair value #*            $18.331674              $14.039233
 Contract liability                    $2,777,891              $1,610,832
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                      --
 Minimum unit fair value #*                    --                      --
 Maximum unit fair value #*                    --                      --
 Contract liability                            --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        FRANKLIN                                   FRANKLIN
                                         RISING               FRANKLIN             LARGE CAP
                                       DIVIDENDS               INCOME               GROWTH
                                    SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                      SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       30,603,720            113,853,014           5,979,799
                                     ==============       ================       =============
  Cost                                 $545,010,591         $1,688,933,650         $84,358,122
                                     ==============       ================       =============
  Market value                         $662,298,785         $1,719,573,252         $96,872,738
 Due from Sponsor Company                        --                     --                  --
 Receivable from fund shares
  sold                                      408,533              1,244,147             105,233
 Other assets                                     3                      7                   2
                                     --------------       ----------------       -------------
 Total assets                           662,707,321          1,720,817,406          96,977,973
                                     --------------       ----------------       -------------
LIABILITIES:
 Due to Sponsor Company                     408,533              1,244,147             105,233
 Payable for fund shares
  purchased                                      --                     --                  --
 Other liabilities                               --                     --                  --
                                     --------------       ----------------       -------------
 Total liabilities                          408,533              1,244,147             105,233
                                     --------------       ----------------       -------------
NET ASSETS:
 For contract liabilities              $662,298,788         $1,719,573,259         $96,872,740
                                     ==============       ================       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           40,157,964            102,048,678           8,229,637
 Minimum unit fair value #*              $11.789226             $11.407465          $10.941011
 Maximum unit fair value #*              $18.291920             $20.064201          $14.655314
 Contract liability                    $661,993,352         $1,718,256,782         $96,829,474
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               18,200                 71,514               3,565
 Minimum unit fair value #*              $16.605648             $12.118339          $11.939571
 Maximum unit fair value #*              $17.864083             $19.536091          $12.400192
 Contract liability                        $305,436             $1,316,477             $43,266

                                       FRANKLIN                 FRANKLIN                 FRANKLIN
                                        GLOBAL               SMALL-MID CAP               SMALL CAP
                                     REAL ESTATE                 GROWTH                    VALUE
                                   SECURITIES FUND          SECURITIES FUND           SECURITIES FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
------------------------------  -------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        587,817                10,172,677                3,710,356
                                     ============            ==============            =============
  Cost                                 $9,770,761              $186,792,059              $53,146,775
                                     ============            ==============            =============
  Market value                         $8,388,157              $214,218,229              $67,946,048
 Due from Sponsor Company                      --                        --                       --
 Receivable from fund shares
  sold                                     25,267                   169,077                    9,162
 Other assets                                  --                        --                       --
                                     ------------            --------------            -------------
 Total assets                           8,413,424               214,387,306               67,955,210
                                     ------------            --------------            -------------
LIABILITIES:
 Due to Sponsor Company                    25,267                   169,077                    9,162
 Payable for fund shares
  purchased                                    --                        --                       --
 Other liabilities                              1                        --                       --
                                     ------------            --------------            -------------
 Total liabilities                         25,268                   169,077                    9,162
                                     ------------            --------------            -------------
NET ASSETS:
 For contract liabilities              $8,388,156              $214,218,229              $67,946,048
                                     ============            ==============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            426,256                19,247,494                5,954,914
 Minimum unit fair value #*            $16.267952                 $7.823932               $10.260073
 Maximum unit fair value #*            $25.142071                $18.243136               $18.822267
 Contract liability                    $8,360,811              $213,980,518              $67,923,515
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #              1,370                    19,078                    2,065
 Minimum unit fair value #*            $18.184063                 $8.618275               $10.902749
 Maximum unit fair value #*            $20.641837                $15.493276               $10.931585
 Contract liability                       $27,345                  $237,711                  $22,533

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                        FRANKLIN
                                       STRATEGIC
                                         INCOME                MUTUAL SHARES
                                    SECURITIES FUND           SECURITIES FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       65,426,387                52,809,455
                                     ==============            ==============
  Cost                                 $783,792,292              $813,362,847
                                     ==============            ==============
  Market value                         $859,447,861              $910,064,475
 Due from Sponsor Company                        --                        --
 Receivable from fund shares
  sold                                      929,098                   660,823
 Other assets                                    --                        --
                                     --------------            --------------
 Total assets                           860,376,959               910,725,298
                                     --------------            --------------
LIABILITIES:
 Due to Sponsor Company                     929,098                   660,823
 Payable for fund shares
  purchased                                      --                        --
 Other liabilities                                4                         4
                                     --------------            --------------
 Total liabilities                          929,102                   660,827
                                     --------------            --------------
NET ASSETS:
 For contract liabilities              $859,447,857              $910,064,471
                                     ==============            ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           46,582,246                61,222,786
 Minimum unit fair value #*              $11.028368                 $9.499909
 Maximum unit fair value #*              $23.805375                $19.449688
 Contract liability                    $858,741,791              $909,394,878
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               33,233                    40,152
 Minimum unit fair value #*              $13.100929                 $9.898743
 Maximum unit fair value #*              $22.678720                $19.449688
 Contract liability                        $706,066                  $669,593

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       TEMPLETON
                                       DEVELOPING                TEMPLETON                 TEMPLETON
                                        MARKETS                   FOREIGN                    GROWTH
                                    SECURITIES FUND           SECURITIES FUND           SECURITIES FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       13,126,884                22,534,535                35,758,866
                                     ==============            ==============            ==============
  Cost                                 $116,686,257              $296,657,527              $420,035,396
                                     ==============            ==============            ==============
  Market value                         $138,758,887              $324,020,730              $428,464,240
 Due from Sponsor Company                    54,331                        --                        --
 Receivable from fund shares
  sold                                           --                   262,733                   364,943
 Other assets                                    --                        --                        --
                                     --------------            --------------            --------------
 Total assets                           138,813,218               324,283,463               428,829,183
                                     --------------            --------------            --------------
LIABILITIES:
 Due to Sponsor Company                          --                   262,733                   364,943
 Payable for fund shares
  purchased                                  54,331                        --                        --
 Other liabilities                                1                         3                         5
                                     --------------            --------------            --------------
 Total liabilities                           54,332                   262,736                   364,948
                                     --------------            --------------            --------------
NET ASSETS:
 For contract liabilities              $138,758,886              $324,020,727              $428,464,235
                                     ==============            ==============            ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            7,079,693                25,513,610                33,694,757
 Minimum unit fair value #*               $8.779978                 $9.007965                 $8.987151
 Maximum unit fair value #*              $27.446940                $15.777064                $15.825355
 Contract liability                    $138,706,536              $323,790,589              $428,315,725
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                2,155                    16,838                    10,786
 Minimum unit fair value #*              $21.857486                 $9.363492                $13.089711
 Maximum unit fair value #*              $26.147563                $14.450830                $15.464908
 Contract liability                         $52,350                  $230,138                  $148,510

                                                                 FRANKLIN                 FRANKLIN
                                         MUTUAL                  FLEX CAP                 LARGE CAP
                                    GLOBAL DISCOVERY              GROWTH                    VALUE
                                    SECURITIES FUND           SECURITIES FUND          SECURITIES FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
------------------------------  --------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       21,939,687                3,577,303                2,114,974
                                     ==============            =============            =============
  Cost                                 $405,407,126              $41,122,943              $22,946,550
                                     ==============            =============            =============
  Market value                         $443,171,921              $47,222,272              $23,412,765
 Due from Sponsor Company                        --                       --                       --
 Receivable from fund shares
  sold                                      241,811                   45,950                   47,150
 Other assets                                    --                        4                       --
                                     --------------            -------------            -------------
 Total assets                           443,413,732               47,268,226               23,459,915
                                     --------------            -------------            -------------
LIABILITIES:
 Due to Sponsor Company                     241,811                   45,950                   47,150
 Payable for fund shares
  purchased                                      --                       --                       --
 Other liabilities                                6                       --                        1
                                     --------------            -------------            -------------
 Total liabilities                          241,817                   45,950                   47,151
                                     --------------            -------------            -------------
NET ASSETS:
 For contract liabilities              $443,171,915              $47,222,276              $23,412,764
                                     ==============            =============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           22,369,421                4,106,147                2,179,189
 Minimum unit fair value #*              $10.258585               $10.421019               $10.077638
 Maximum unit fair value #*              $24.030960               $14.651700               $14.501791
 Contract liability                    $442,823,299              $47,207,883              $23,389,060
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               15,787                    1,223                    2,201
 Minimum unit fair value #*              $21.816098               $11.599133               $10.771938
 Maximum unit fair value #*              $23.469095               $11.921742               $10.771938
 Contract liability                        $348,616                  $14,393                  $23,704

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                       TEMPLETON                 HARTFORD
                                      GLOBAL BOND                BALANCED
                                    SECURITIES FUND              HLS FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT (3)
---------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        7,092,283                  759,045
                                     ==============            =============
  Cost                                 $125,131,476              $13,524,942
                                     ==============            =============
  Market value                         $140,426,202              $15,963,329
 Due from Sponsor Company                        --                       --
 Receivable from fund shares
  sold                                       65,086                    8,057
 Other assets                                    --                       --
                                     --------------            -------------
 Total assets                           140,491,288               15,971,386
                                     --------------            -------------
LIABILITIES:
 Due to Sponsor Company                      65,086                    8,057
 Payable for fund shares
  purchased                                      --                       --
 Other liabilities                                2                        3
                                     --------------            -------------
 Total liabilities                           65,088                    8,060
                                     --------------            -------------
NET ASSETS:
 For contract liabilities              $140,426,200              $15,963,326
                                     ==============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            9,846,536                1,398,794
 Minimum unit fair value #*              $10.684795               $10.781196
 Maximum unit fair value #*              $15.498717               $16.275729
 Contract liability                    $140,424,214              $15,963,326
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  139                       --
 Minimum unit fair value #*              $14.285792                       --
 Maximum unit fair value #*              $14.285792                       --
 Contract liability                          $1,986                       --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(3)  Formerly Hartford Advisers HLS Fund. Change effective June 29, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   HARTFORD        HARTFORD        HARTFORD
                                    TOTAL          CAPITAL         DIVIDEND
                                 RETURN BOND     APPRECIATION     AND GROWTH
                                   HLS FUND        HLS FUND        HLS FUND
                                 SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  60,374,231      15,877,564      21,924,514
                                ==============  ==============  ==============
  Cost                            $639,715,068    $506,920,900    $359,529,151
                                ==============  ==============  ==============
  Market value                    $724,071,599    $688,564,424    $470,508,222
 Due from Sponsor Company                   --              --              --
 Receivable from fund shares
  sold                                 206,639         580,060         190,481
 Other assets                               --               6              --
                                --------------  --------------  --------------
 Total assets                      724,278,238     689,144,490     470,698,703
                                --------------  --------------  --------------
LIABILITIES:
 Due to Sponsor Company                206,639         580,060         190,481
 Payable for fund shares
  purchased                                 --              --              --
 Other liabilities                          11              --              --
                                --------------  --------------  --------------
 Total liabilities                     206,650         580,060         190,481
                                --------------  --------------  --------------
NET ASSETS:
 For contract liabilities         $724,071,588    $688,564,430    $470,508,222
                                ==============  ==============  ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      59,557,520      68,618,045      42,101,324
 Minimum unit fair value #*         $10.976237       $9.307249      $10.414525
 Maximum unit fair value #*         $13.753664      $17.510675      $15.832898
 Contract liability               $724,032,108    $688,503,270    $470,465,631
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #           3,228           6,146           3,828
 Minimum unit fair value #*         $11.986110       $9.698099      $11.063790
 Maximum unit fair value #*         $12.458781      $10.080902      $11.279952
 Contract liability                    $39,480         $61,160         $42,591

                                                                                  HARTFORD
                                       HARTFORD                HARTFORD          DISCIPLINED
                                   GLOBAL RESEARCH          GLOBAL GROWTH          EQUITY
                                       HLS FUND                HLS FUND           HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
------------------------------  -------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        132,553                 121,414           7,115,528
                                     ============            ============       =============
  Cost                                 $1,228,647              $1,785,378         $70,764,558
                                     ============            ============       =============
  Market value                         $1,398,834              $2,003,735         $97,076,782
 Due from Sponsor Company                      --                  81,723                  --
 Receivable from fund shares
  sold                                        214                      --              38,255
 Other assets                                  --                      --                   4
                                     ------------            ------------       -------------
 Total assets                           1,399,048               2,085,458          97,115,041
                                     ------------            ------------       -------------
LIABILITIES:
 Due to Sponsor Company                       214                      --              38,255
 Payable for fund shares
  purchased                                    --                  81,723                  --
 Other liabilities                             --                      --                  --
                                     ------------            ------------       -------------
 Total liabilities                            214                  81,723              38,255
                                     ------------            ------------       -------------
NET ASSETS:
 For contract liabilities              $1,398,834              $2,003,735         $97,076,786
                                     ============            ============       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            130,005                 204,039           8,644,176
 Minimum unit fair value #*             $9.804453               $7.966476          $10.438411
 Maximum unit fair value #*            $16.926066              $16.356081          $16.752349
 Contract liability                    $1,398,834              $2,003,735         $97,074,510
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                      --                 209
 Minimum unit fair value #*                    --                      --          $10.876565
 Maximum unit fair value #*                    --                      --          $10.876565
 Contract liability                            --                      --              $2,276

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                  HARTFORD
                                  HARTFORD         GROWTH
                                   GROWTH      OPPORTUNITIES
                                  HLS FUND        HLS FUND
                                 SUB-ACCOUNT    SUB-ACCOUNT
-------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  1,500,451       5,140,612
                                =============  ==============
  Cost                            $14,332,970    $105,344,129
                                =============  ==============
  Market value                    $19,398,177    $153,667,926
 Due from Sponsor Company                  --              --
 Receivable from fund shares
  sold                                 52,267          36,076
 Other assets                              --               4
                                -------------  --------------
 Total assets                      19,450,444     153,704,006
                                -------------  --------------
LIABILITIES:
 Due to Sponsor Company                52,267          36,076
 Payable for fund shares
  purchased                                --              --
 Other liabilities                          2              --
                                -------------  --------------
 Total liabilities                     52,269          36,076
                                -------------  --------------
NET ASSETS:
 For contract liabilities         $19,398,175    $153,667,930
                                =============  ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      1,727,259      14,905,361
 Minimum unit fair value #*        $10.211461       $9.549799
 Maximum unit fair value #*        $16.871237      $17.505254
 Contract liability               $19,398,175    $153,666,306
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #             --             163
 Minimum unit fair value #*                --       $9.950737
 Maximum unit fair value #*                --       $9.950737
 Contract liability                        --          $1,624

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                HARTFORD
                                  HARTFORD       HARTFORD     INTERNATIONAL
                                 HIGH YIELD        INDEX      OPPORTUNITIES
                                  HLS FUND       HLS FUND       HLS FUND
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
---------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  7,138,773        736,223      2,797,865
                                =============  =============  =============
  Cost                            $58,856,551    $21,375,071    $30,390,209
                                =============  =============  =============
  Market value                    $64,834,988    $21,762,958    $35,411,521
 Due from Sponsor Company                  --        136,183          1,436
 Receivable from fund shares
  sold                                176,157             --             --
 Other assets                              --              3             --
                                -------------  -------------  -------------
 Total assets                      65,011,145     21,899,144     35,412,957
                                -------------  -------------  -------------
LIABILITIES:
 Due to Sponsor Company               176,157             --             --
 Payable for fund shares
  purchased                                --        136,183          1,436
 Other liabilities                          1             --              2
                                -------------  -------------  -------------
 Total liabilities                    176,158        136,183          1,438
                                -------------  -------------  -------------
NET ASSETS:
 For contract liabilities         $64,834,987    $21,762,961    $35,411,519
                                =============  =============  =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      4,296,410      1,587,113      3,673,476
 Minimum unit fair value #*        $11.255638     $11.425997      $8.842811
 Maximum unit fair value #*        $20.473855     $16.107393     $15.928912
 Contract liability               $64,833,466    $21,762,961    $35,411,519
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #            102             --             --
 Minimum unit fair value #*        $14.931872             --             --
 Maximum unit fair value #*        $14.931872             --             --
 Contract liability                    $1,521             --             --

                                       HARTFORD
                                     SMALL/MID CAP          HARTFORD            HARTFORD
                                        EQUITY            MONEY MARKET        SMALL COMPANY
                                       HLS FUND             HLS FUND            HLS FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
------------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       1,192,938          572,265,096             592,124
                                     =============       ==============       =============
  Cost                                  $8,932,414         $572,265,096          $8,895,859
                                     =============       ==============       =============
  Market value                         $10,617,697         $572,265,096         $11,686,999
 Due from Sponsor Company                       --                   --                  --
 Receivable from fund shares
  sold                                       2,147              802,902              39,365
 Other assets                                   --                   16                  --
                                     -------------       --------------       -------------
 Total assets                           10,619,844          573,068,014          11,726,364
                                     -------------       --------------       -------------
LIABILITIES:
 Due to Sponsor Company                      2,147              802,902              39,365
 Payable for fund shares
  purchased                                     --                   --                  --
 Other liabilities                               1                   --                  --
                                     -------------       --------------       -------------
 Total liabilities                           2,148              802,902              39,365
                                     -------------       --------------       -------------
NET ASSETS:
 For contract liabilities              $10,617,696         $572,265,112         $11,686,999
                                     =============       ==============       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             890,988          442,762,757           1,013,835
 Minimum unit fair value #*             $11.003602            $0.930856          $10.727696
 Maximum unit fair value #*             $20.629239            $9.904665          $17.675344
 Contract liability                    $10,607,733         $571,488,958         $11,686,999
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 838              713,569                  --
 Minimum unit fair value #*             $11.889440            $1.020699                  --
 Maximum unit fair value #*             $11.889440            $9.748328                  --
 Contract liability                         $9,963             $776,154                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------


                                       HARTFORD            HARTFORD
                                    SMALLCAP GROWTH         STOCK
                                       HLS FUND            HLS FUND
                                      SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         438,337            103,549
                                     =============       ============
  Cost                                  $8,669,252         $4,286,591
                                     =============       ============
  Market value                         $11,152,558         $4,631,726
 Due from Sponsor Company                       --                 --
 Receivable from fund shares
  sold                                       4,927              1,220
 Other assets                                   --                 --
                                     -------------       ------------
 Total assets                           11,157,485          4,632,946
                                     -------------       ------------
LIABILITIES:
 Due to Sponsor Company                      4,927              1,220
 Payable for fund shares
  purchased                                     --                 --
 Other liabilities                               1                  1
                                     -------------       ------------
 Total liabilities                           4,928              1,221
                                     -------------       ------------
NET ASSETS:
 For contract liabilities              $11,152,557         $4,631,725
                                     =============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             771,308            426,435
 Minimum unit fair value #*             $13.664294         $10.334213
 Maximum unit fair value #*             $22.089164         $17.323637
 Contract liability                    $11,152,557         $4,631,725
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                 --
 Minimum unit fair value #*                     --                 --
 Maximum unit fair value #*                     --                 --
 Contract liability                             --                 --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       HARTFORD
                                    U.S. GOVERNMENT        HARTFORD         AMERICAN FUNDS
                                      SECURITIES             VALUE         ASSET ALLOCATION
                                       HLS FUND            HLS FUND            HLS FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       4,885,538           2,143,345           4,565,279
                                     =============       =============       =============
  Cost                                 $52,088,040         $21,789,716         $40,725,155
                                     =============       =============       =============
  Market value                         $52,540,400         $25,410,694         $50,405,081
 Due from Sponsor Company                       --              23,155                  --
 Receivable from fund shares
  sold                                      72,811                  --              15,618
 Other assets                                   --                  --                  --
                                     -------------       -------------       -------------
 Total assets                           52,613,211          25,433,849          50,420,699
                                     -------------       -------------       -------------
LIABILITIES:
 Due to Sponsor Company                     72,811                  --              15,618
 Payable for fund shares
  purchased                                     --              23,155                  --
 Other liabilities                               2                  --                   1
                                     -------------       -------------       -------------
 Total liabilities                          72,813              23,155              15,619
                                     -------------       -------------       -------------
NET ASSETS:
 For contract liabilities              $52,540,398         $25,410,694         $50,405,080
                                     =============       =============       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           4,988,331           2,264,762           4,470,937
 Minimum unit fair value #*             $10.056740          $10.397061          $10.572757
 Maximum unit fair value #*             $11.474120          $15.893106          $15.711788
 Contract liability                    $52,540,398         $25,410,694         $50,403,309
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                  --                 158
 Minimum unit fair value #*                     --                  --          $11.182217
 Maximum unit fair value #*                     --                  --          $11.182217
 Contract liability                             --                  --              $1,771

                                    AMERICAN FUNDS
                                       BLUE CHIP
                                      INCOME AND              AMERICAN FUNDS           AMERICAN FUNDS
                                        GROWTH                     BOND                  GLOBAL BOND
                                       HLS FUND                  HLS FUND                 HLS FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
------------------------------  --------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       3,365,618                15,247,514                3,052,109
                                     =============            ==============            =============
  Cost                                 $28,438,179              $147,542,190              $30,911,333
                                     =============            ==============            =============
  Market value                         $34,024,302              $160,375,778              $33,890,678
 Due from Sponsor Company                       --                        --                       --
 Receivable from fund shares
  sold                                       2,166                    90,910                   17,919
 Other assets                                    2                         1                        1
                                     -------------            --------------            -------------
 Total assets                           34,026,470               160,466,689               33,908,598
                                     -------------            --------------            -------------
LIABILITIES:
 Due to Sponsor Company                      2,166                    90,910                   17,919
 Payable for fund shares
  purchased                                     --                        --                       --
 Other liabilities                              --                        --                       --
                                     -------------            --------------            -------------
 Total liabilities                           2,166                    90,910                   17,919
                                     -------------            --------------            -------------
NET ASSETS:
 For contract liabilities              $34,024,304              $160,375,779              $33,890,679
                                     =============            ==============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           3,173,765                14,389,296                2,918,919
 Minimum unit fair value #*              $9.619146                $10.520643               $10.235216
 Maximum unit fair value #*             $15.638458                $12.916526               $12.740605
 Contract liability                    $34,024,304              $160,304,396              $33,890,679
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                     6,364                       --
 Minimum unit fair value #*                     --                $11.216115                       --
 Maximum unit fair value #*                     --                $11.216115                       --
 Contract liability                             --                   $71,383                       --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS
                                     GLOBAL GROWTH           AMERICAN FUNDS
                                      AND INCOME              GLOBAL GROWTH
                                       HLS FUND                 HLS FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       6,577,022                2,413,496
                                     =============            =============
  Cost                                 $49,773,181              $19,863,252
                                     =============            =============
  Market value                         $62,994,262              $25,231,006
 Due from Sponsor Company                       --                       --
 Receivable from fund shares
  sold                                      43,151                  128,645
 Other assets                                   --                       --
                                     -------------            -------------
 Total assets                           63,037,413               25,359,651
                                     -------------            -------------
LIABILITIES:
 Due to Sponsor Company                     43,151                  128,645
 Payable for fund shares
  purchased                                     --                       --
 Other liabilities                               1                       --
                                     -------------            -------------
 Total liabilities                          43,152                  128,645
                                     -------------            -------------
NET ASSETS:
 For contract liabilities              $62,994,261              $25,231,006
                                     =============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           6,279,875                2,317,445
 Minimum unit fair value #*              $9.327855               $10.012084
 Maximum unit fair value #*             $17.164962               $17.548426
 Contract liability                    $62,992,195              $25,231,006
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 209                       --
 Minimum unit fair value #*              $9.865661                       --
 Maximum unit fair value #*              $9.865661                       --
 Contract liability                         $2,066                       --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS
                                     GLOBAL SMALL             AMERICAN FUNDS            AMERICAN FUNDS
                                    CAPITALIZATION                GROWTH                GROWTH-INCOME
                                       HLS FUND                  HLS FUND                  HLS FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       5,317,306                26,130,221                14,702,776
                                     =============            ==============            ==============
  Cost                                 $36,457,885              $196,795,488              $115,474,784
                                     =============            ==============            ==============
  Market value                         $44,056,684              $273,182,342              $149,977,662
 Due from Sponsor Company                       --                        --                        --
 Receivable from fund shares
  sold                                      78,232                   394,541                   353,453
 Other assets                                    2                         6                        --
                                     -------------            --------------            --------------
 Total assets                           44,134,918               273,576,889               150,331,115
                                     -------------            --------------            --------------
LIABILITIES:
 Due to Sponsor Company                     78,232                   394,541                   353,453
 Payable for fund shares
  purchased                                     --                        --                        --
 Other liabilities                              --                        --                         6
                                     -------------            --------------            --------------
 Total liabilities                          78,232                   394,541                   353,459
                                     -------------            --------------            --------------
NET ASSETS:
 For contract liabilities              $44,056,686              $273,182,348              $149,977,656
                                     =============            ==============            ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           4,803,628                25,958,667                14,279,408
 Minimum unit fair value #*              $8.452170                 $9.660438                 $9.646297
 Maximum unit fair value #*             $18.613957                $17.971540                $16.147805
 Contract liability                    $44,030,674              $273,107,731              $149,905,458
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               2,903                     7,289                     7,060
 Minimum unit fair value #*              $8.960493                $10.051768                $10.226339
 Maximum unit fair value #*              $8.960493                $10.241371                $10.226339
 Contract liability                        $26,012                   $74,617                   $72,198

                                                                                      HARTFORD
                                     AMERICAN FUNDS           AMERICAN FUNDS         PORTFOLIO
                                     INTERNATIONAL               NEW WORLD          DIVERSIFIER
                                        HLS FUND                 HLS FUND             HLS FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT         SUB-ACCOUNT
------------------------------  -----------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       21,015,935                4,692,217           21,650,832
                                     ==============            =============       ==============
  Cost                                 $155,694,818              $37,014,986         $210,475,745
                                     ==============            =============       ==============
  Market value                         $183,500,759              $44,396,108         $203,083,915
 Due from Sponsor Company                        --                       --              626,657
 Receivable from fund shares
  sold                                       71,141                   31,554                   --
 Other assets                                    --                       --                   --
                                     --------------            -------------       --------------
 Total assets                           183,571,900               44,427,662          203,710,572
                                     --------------            -------------       --------------
LIABILITIES:
 Due to Sponsor Company                      71,141                   31,554                   --
 Payable for fund shares
  purchased                                      --                       --              626,657
 Other liabilities                               --                       --                    2
                                     --------------            -------------       --------------
 Total liabilities                           71,141                   31,554              626,659
                                     --------------            -------------       --------------
NET ASSETS:
 For contract liabilities              $183,500,759              $44,396,108         $203,083,913
                                     ==============            =============       ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           20,383,148                4,343,777           21,814,677
 Minimum unit fair value #*               $8.340471                $9.435092            $9.240778
 Maximum unit fair value #*              $15.602963               $17.458274            $9.387752
 Contract liability                    $183,461,117              $44,396,108         $203,083,913
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                4,486                       --                   --
 Minimum unit fair value #*               $8.678384                       --                   --
 Maximum unit fair value #*               $8.842079                       --                   --
 Contract liability                         $39,642                       --                   --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                               LORD ABBETT
                                           LORD ABBETT         CALIBRATED
                                           FUNDAMENTAL          DIVIDEND
                                           EQUITY FUND         GROWTH FUND
                                           SUB-ACCOUNT       SUB-ACCOUNT (4)
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              560,064           1,041,849
                                           ============       =============
  Cost                                       $9,665,079         $12,268,199
                                           ============       =============
  Market value                               $9,862,729         $14,815,094
 Due from Sponsor Company                        14,902                  --
 Receivable from fund shares sold                    --               1,646
 Other assets                                        --                  --
                                           ------------       -------------
 Total assets                                 9,877,631          14,816,740
                                           ------------       -------------
LIABILITIES:
 Due to Sponsor Company                              --               1,646
 Payable for fund shares purchased               14,902                  --
 Other liabilities                                    1                   1
                                           ------------       -------------
 Total liabilities                               14,903               1,647
                                           ------------       -------------
NET ASSETS:
 For contract liabilities                    $9,862,728         $14,815,093
                                           ============       =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  817,096           1,241,220
 Minimum unit fair value #*                  $10.325540          $11.288637
 Maximum unit fair value #*                  $13.558492          $15.599461
 Contract liability                          $9,862,728         $14,807,165
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                       --                 650
 Minimum unit fair value #*                          --          $12.195606
 Maximum unit fair value #*                          --          $12.195606
 Contract liability                                  --              $7,928

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(4) Formerly Lord Abbett Capital Structure Fund. Change effective September 27, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    LORD ABBETT         LORD ABBETT
                                  BOND DEBENTURE        GROWTH AND      MFS CORE
                                       FUND             INCOME FUND   EQUITY SERIES
                                    SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT
-----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                     6,450,218             523,210        994,176
                                   =============       =============  =============
  Cost                               $70,514,943         $10,637,852    $17,833,789
                                   =============       =============  =============
  Market value                       $78,821,660         $12,865,736    $17,577,047
 Due from Sponsor Company                     --                  --             --
 Receivable from fund shares
  sold                                   219,019               1,190         18,959
 Other assets                                 --                  --             --
                                   -------------       -------------  -------------
 Total assets                         79,040,679          12,866,926     17,596,006
                                   -------------       -------------  -------------
LIABILITIES:
 Due to Sponsor Company                  219,019               1,190         18,959
 Payable for fund shares
  purchased                                   --                  --             --
 Other liabilities                             1                   1              2
                                   -------------       -------------  -------------
 Total liabilities                       219,020               1,191         18,961
                                   -------------       -------------  -------------
NET ASSETS:
 For contract liabilities            $78,821,659         $12,865,735    $17,577,045
                                   =============       =============  =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                    5,647,239           1,314,729      1,879,292
 Minimum unit fair value #*           $11.170958           $9.102722      $7.003984
 Maximum unit fair value #*           $17.543722          $14.267457     $16.681219
 Contract liability                  $78,821,659         $12,865,735    $17,528,173
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants
  #                                           --                  --          4,659
 Minimum unit fair value #*                   --                  --      $7.713386
 Maximum unit fair value #*                   --                  --     $10.569931
 Contract liability                           --                  --        $48,872


                               MFS GROWTH     MFS GLOBAL       MFS HIGH
                                 SERIES      EQUITY SERIES  INCOME SERIES
                               SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
----------------------------  --------------------------------------------
ASSETS:
 Investments:
  Number of shares                2,423,596      1,533,558      24,822,543
                              =============  =============  ==============
  Cost                          $60,218,798    $19,042,563    $216,415,709
                              =============  =============  ==============
  Market value                  $69,703,084    $23,218,074    $217,941,926
 Due from Sponsor Company                --             --              --
 Receivable from fund shares
  sold                              110,336          7,373         141,977
 Other assets                            --             --               1
                              -------------  -------------  --------------
 Total assets                    69,813,420     23,225,447     218,083,904
                              -------------  -------------  --------------
LIABILITIES:
 Due to Sponsor Company             110,336          7,373         141,977
 Payable for fund shares
  purchased                              --             --              --
 Other liabilities                        2              2              --
                              -------------  -------------  --------------
 Total liabilities                  110,338          7,375         141,977
                              -------------  -------------  --------------
NET ASSETS:
 For contract liabilities       $69,703,082    $23,218,072    $217,941,927
                              =============  =============  ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                               7,548,198      1,389,809      13,218,262
 Minimum unit fair value #*       $6.569011     $14.546687      $15.319801
 Maximum unit fair value #*      $17.510852     $20.115417      $19.155468
 Contract liability             $69,612,094    $23,213,457    $217,702,992
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants
  #                                   8,547            241          13,958
 Minimum unit fair value #*       $7.138561     $19.163017      $16.674415
 Maximum unit fair value #*      $11.117367     $19.163017      $18.656549
 Contract liability                 $90,988         $4,615        $238,935

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                       MFS INVESTORS
                                          GROWTH           MFS INVESTORS
                                       STOCK SERIES         TRUST SERIES
                                        SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         3,652,117           11,438,123
                                       =============       ==============
  Cost                                   $40,117,295         $209,196,465
                                       =============       ==============
  Market value                           $44,592,357         $262,242,756
 Due from Sponsor Company                         --                   --
 Receivable from fund shares
  sold                                        46,356              242,095
 Other assets                                     --                   --
                                       -------------       --------------
 Total assets                             44,638,713          262,484,851
                                       -------------       --------------
LIABILITIES:
 Due to Sponsor Company                       46,356              242,095
 Payable for fund shares
  purchased                                       --                   --
 Other liabilities                                --                    3
                                       -------------       --------------
 Total liabilities                            46,356              242,098
                                       -------------       --------------
NET ASSETS:
 For contract liabilities                $44,592,357         $262,242,753
                                       =============       ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             5,079,460           24,603,479
 Minimum unit fair value #*                $7.079226            $9.713409
 Maximum unit fair value #*               $16.838482           $15.604455
 Contract liability                      $44,527,291         $262,117,086
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 6,439               11,041
 Minimum unit fair value #*                $7.658907           $10.508703
 Maximum unit fair value #*               $10.126541           $12.449433
 Contract liability                          $65,066             $125,667

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       MFS MID CAP                MFS NEW             MFS TOTAL
                                      GROWTH SERIES           DISCOVERY SERIES      RETURN SERIES
                                       SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        8,764,112                11,760,455           40,458,565
                                      =============            ==============       ==============
  Cost                                  $60,076,055              $173,475,520         $772,445,265
                                      =============            ==============       ==============
  Market value                          $57,492,579              $184,837,536         $810,351,108
 Due from Sponsor Company                        --                        --                   --
 Receivable from fund shares
  sold                                       33,839                   102,666              597,282
 Other assets                                     1                        --                   --
                                      -------------            --------------       --------------
 Total assets                            57,526,419               184,940,202          810,948,390
                                      -------------            --------------       --------------
LIABILITIES:
 Due to Sponsor Company                      33,839                   102,666              597,282
 Payable for fund shares
  purchased                                      --                        --                   --
 Other liabilities                               --                         2                    6
                                      -------------            --------------       --------------
 Total liabilities                           33,839                   102,668              597,288
                                      -------------            --------------       --------------
NET ASSETS:
 For contract liabilities               $57,492,580              $184,837,534         $810,351,102
                                      =============            ==============       ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            9,719,218                12,128,714           55,238,509
 Minimum unit fair value #*               $5.376609                $10.374175           $10.471871
 Maximum unit fair value #*              $18.493798                $24.002034           $17.914077
 Contract liability                     $57,426,090              $184,623,328         $809,315,455
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               11,265                    11,255               66,346
 Minimum unit fair value #*               $5.817692                $12.387699           $14.456951
 Maximum unit fair value #*               $6.252232                $21.145397           $17.914077
 Contract liability                         $66,490                  $214,206           $1,035,647

                                   MFS VALUE      MFS RESEARCH        MFS RESEARCH
                                     SERIES       BOND SERIES     INTERNATIONAL SERIES
                                  SUB-ACCOUNT     SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------  -------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                   23,247,464      27,106,723           3,401,997
                                 ==============  ==============       =============
  Cost                             $284,287,844    $331,346,128         $47,596,008
                                 ==============  ==============       =============
  Market value                     $332,978,781    $364,024,049         $42,082,710
 Due from Sponsor Company                    --              --                  --
 Receivable from fund shares
  sold                                   48,348         433,868              66,552
 Other assets                                --              --                   3
                                 --------------  --------------       -------------
 Total assets                       333,027,129     364,457,917          42,149,265
                                 --------------  --------------       -------------
LIABILITIES:
 Due to Sponsor Company                  48,348         433,868              66,552
 Payable for fund shares
  purchased                                  --              --                  --
 Other liabilities                            3               4                  --
                                 --------------  --------------       -------------
 Total liabilities                       48,351         433,872              66,552
                                 --------------  --------------       -------------
NET ASSETS:
 For contract liabilities          $332,978,778    $364,024,045         $42,082,713
                                 ==============  ==============       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #       23,334,640      27,644,069           3,231,476
 Minimum unit fair value #*          $10.236036      $10.885646          $12.238894
 Maximum unit fair value #*          $19.317629      $14.384205          $14.584528
 Contract liability                $332,838,819    $363,960,381         $42,080,749
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #            7,831           4,697                 150
 Minimum unit fair value #*          $10.665195      $12.646019          $13.064091
 Maximum unit fair value #*          $18.575127      $13.833223          $13.064091
 Contract liability                    $139,959         $63,664              $1,964

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                      BLACKROCK
                                              MFS RESEARCH              GLOBAL
                                                 SERIES          ALLOCATION V.I. FUND
                                               SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               1,622,218               176,865
                                               ===========            ==========
  Cost                                         $30,692,178            $2,506,563
                                               ===========            ==========
  Market value                                 $35,445,464            $2,536,238
 Due from Sponsor Company                               --                    --
 Receivable from fund shares sold                   33,537                   336
 Other assets                                           --                    --
                                               -----------            ----------
 Total assets                                   35,479,001             2,536,574
                                               -----------            ----------
LIABILITIES:
 Due to Sponsor Company                             33,537                   336
 Payable for fund shares purchased                      --                    --
 Other liabilities                                      --                    --
                                               -----------            ----------
 Total liabilities                                  33,537                   336
                                               -----------            ----------
NET ASSETS:
 For contract liabilities                      $35,445,464            $2,536,238
                                               ===========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   2,615,544               246,475
 Minimum unit fair value #*                     $12.413325            $10.204702
 Maximum unit fair value #*                     $16.249356            $10.441994
 Contract liability                            $35,445,464            $2,536,238
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                          --                    --
 Minimum unit fair value #*                             --                    --
 Maximum unit fair value #*                             --                    --
 Contract liability                                     --                    --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                               BLACKROCK               BLACKROCK             BLACKROCK
                                                 GLOBAL                LARGE CAP               EQUITY
                                        OPPORTUNITIES V.I. FUND     GROWTH V.I. FUND     DIVIDEND V.I. FUND
                                              SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 24,816                  85,042               901,393
                                               ==========              ==========            ==========
  Cost                                           $240,730                $763,718            $7,737,206
                                               ==========              ==========            ==========
  Market value                                   $344,957                $981,386            $8,067,469
 Due from Sponsor Company                              --                     766                 1,863
 Receivable from fund shares sold                     452                      --                    --
 Other assets                                          --                       1                     1
                                               ----------              ----------            ----------
 Total assets                                     345,409                 982,153             8,069,333
                                               ----------              ----------            ----------
LIABILITIES:
 Due to Sponsor Company                               452                      --                    --
 Payable for fund shares purchased                     --                     766                 1,863
 Other liabilities                                      1                      --                    --
                                               ----------              ----------            ----------
 Total liabilities                                    453                     766                 1,863
                                               ----------              ----------            ----------
NET ASSETS:
 For contract liabilities                        $344,956                $981,387            $8,067,470
                                               ==========              ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     25,413                  88,149               711,362
 Minimum unit fair value #*                    $11.414543               $9.805179            $11.260778
 Maximum unit fair value #*                    $14.844845              $16.270969            $11.478547
 Contract liability                              $344,956                $981,387            $8,067,470
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         --                      --                    --
 Minimum unit fair value #*                            --                      --                    --
 Maximum unit fair value #*                            --                      --                    --
 Contract liability                                    --                      --                    --

                                                              INVESCO
                                         UIF MID CAP      VAN KAMPEN V.I.        MORGAN STANLEY
                                           GROWTH            AMERICAN             FOCUS GROWTH
                                          PORTFOLIO         VALUE FUND              PORTFOLIO
                                         SUB-ACCOUNT      SUB-ACCOUNT (5)          SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          2,089,480         1,055,870                 37,994
                                        =============       ===========            ===========
  Cost                                    $18,165,277       $12,247,540               $732,035
                                        =============       ===========            ===========
  Market value                            $22,232,072       $15,637,431               $868,935
 Due from Sponsor Company                          --                --                     --
 Receivable from fund shares sold              20,559             5,823                    123
 Other assets                                      --                --                     --
                                        -------------       -----------            -----------
 Total assets                              22,252,631        15,643,254                869,058
                                        -------------       -----------            -----------
LIABILITIES:
 Due to Sponsor Company                        20,559             5,823                    123
 Payable for fund shares purchased                 --                --                     --
 Other liabilities                                 --                --                     --
                                        -------------       -----------            -----------
 Total liabilities                             20,559             5,823                    123
                                        -------------       -----------            -----------
NET ASSETS:
 For contract liabilities                 $22,232,072       $15,637,431               $868,935
                                        =============       ===========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #              1,898,727         1,263,737                 99,336
 Minimum unit fair value #*                $10.978430        $11.384108              $8.123725
 Maximum unit fair value #*                $20.229936        $19.892593              $8.997964
 Contract liability                       $22,232,072       $15,637,431               $868,935
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                     --                --                     --
 Minimum unit fair value #*                        --                --                     --
 Maximum unit fair value #*                        --                --                     --
 Contract liability                                --                --                     --

(5) Formerly Invesco Van Kampen V.I. Mid Cap Value Fund. Change effective July 15, 2012.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    MORGAN STANLEY          MORGAN STANLEY
                                      MULTI CAP                MID CAP
                                        GROWTH                  GROWTH
                                      PORTFOLIO               PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        141,422                  19,813
                                     ============            ============
  Cost                                 $1,838,452                $593,039
                                     ============            ============
  Market value                         $2,172,248                $635,991
 Due from Sponsor Company                      --                      --
 Receivable from fund shares
  sold                                      2,211                  16,341
 Other assets                                   1                       1
                                     ------------            ------------
 Total assets                           2,174,460                 652,333
                                     ------------            ------------
LIABILITIES:
 Due to Sponsor Company                     2,211                  16,341
 Payable for fund shares
  purchased                                    --                      --
 Other liabilities                             --                      --
                                     ------------            ------------
 Total liabilities                          2,211                  16,341
                                     ------------            ------------
NET ASSETS:
 For contract liabilities              $2,172,249                $635,992
                                     ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            395,141                  55,282
 Minimum unit fair value #*             $5.104420              $10.870781
 Maximum unit fair value #*            $19.729342              $11.821534
 Contract liability                    $2,172,249                $635,992
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                      --
 Minimum unit fair value #*                    --                      --
 Maximum unit fair value #*                    --                      --
 Contract liability                            --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                      OPPENHEIMER
                                   MORGAN STANLEY             BLACKROCK                 CAPITAL
                                  FLEXIBLE INCOME              CAPITAL                APPRECIATION
                                     PORTFOLIO          APPRECIATION V.I. FUND          FUND/VA
                                    SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       162,568                  847,536                   55,779
                                    ============             ============             ============
  Cost                                $1,092,026               $7,049,079               $1,875,919
                                    ============             ============             ============
  Market value                        $1,035,560               $7,187,104               $2,491,089
 Due from Sponsor Company                     --                    1,827                       --
 Receivable from fund shares
  sold                                       142                       --                      522
 Other assets                                 --                       --                       --
                                    ------------             ------------             ------------
 Total assets                          1,035,702                7,188,931                2,491,611
                                    ------------             ------------             ------------
LIABILITIES:
 Due to Sponsor Company                      142                       --                      522
 Payable for fund shares
  purchased                                   --                    1,827                       --
 Other liabilities                             1                       --                       --
                                    ------------             ------------             ------------
 Total liabilities                           143                    1,827                      522
                                    ------------             ------------             ------------
NET ASSETS:
 For contract liabilities             $1,035,559               $7,187,104               $2,491,089
                                    ============             ============             ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                       79,905                  709,926                  242,428
 Minimum unit fair value #*           $12.051322                $9.918146                $9.560991
 Maximum unit fair value #*           $13.347653               $10.534090               $17.015590
 Contract liability                   $1,035,559               $7,187,104               $2,491,089
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants
  #                                           --                       --                       --
 Minimum unit fair value #*                   --                       --                       --
 Maximum unit fair value #*                   --                       --                       --
 Contract liability                           --                       --                       --

                                                                                      OPPENHEIMER
                                     OPPENHEIMER             OPPENHEIMER              MAIN STREET
                                  GLOBAL SECURITIES          MAIN STREET           SMALL- & MID-CAP
                                       FUND/VA                 FUND/VA                  FUND/VA
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        846,756                 156,669                1,396,627
                                    =============            ============            =============
  Cost                                $20,171,469              $3,085,689              $18,286,380
                                    =============            ============            =============
  Market value                        $27,307,888              $3,725,585              $27,876,675
 Due from Sponsor Company                      --                      --                       --
 Receivable from fund shares
  sold                                      9,130                     111                   13,794
 Other assets                                   2                       2                       --
                                    -------------            ------------            -------------
 Total assets                          27,317,020               3,725,698               27,890,469
                                    -------------            ------------            -------------
LIABILITIES:
 Due to Sponsor Company                     9,130                     111                   13,794
 Payable for fund shares
  purchased                                    --                      --                       --
 Other liabilities                             --                      --                        1
                                    -------------            ------------            -------------
 Total liabilities                          9,130                     111                   13,795
                                    -------------            ------------            -------------
NET ASSETS:
 For contract liabilities             $27,307,890              $3,725,587              $27,876,674
                                    =============            ============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     2,458,427                 334,198                2,228,053
 Minimum unit fair value #*            $10.457028              $10.450390               $11.723647
 Maximum unit fair value #*            $17.830793              $16.354410               $19.611299
 Contract liability                   $27,307,890              $3,725,587              $27,876,674
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants
  #                                            --                      --                       --
 Minimum unit fair value #*                    --                      --                       --
 Maximum unit fair value #*                    --                      --                       --
 Contract liability                            --                      --                       --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                      OPPENHEIMER          PUTNAM VT
                                         VALUE            DIVERSIFIED
                                        FUND/VA           INCOME FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         144,915           12,538,635
                                     =============       ==============
  Cost                                  $1,314,329          $84,825,371
                                     =============       ==============
  Market value                          $1,569,430          $90,905,102
 Due from Sponsor Company                       --                   --
 Receivable from fund shares
  sold                                          71               35,774
 Other assets                                   --                   --
                                     -------------       --------------
 Total assets                            1,569,501           90,940,876
                                     -------------       --------------
LIABILITIES:
 Due to Sponsor Company                         71               35,774
 Payable for fund shares
  purchased                                     --                   --
 Other liabilities                              --                   --
                                     -------------       --------------
 Total liabilities                              71               35,774
                                     -------------       --------------
NET ASSETS:
 For contract liabilities               $1,569,430          $90,905,102
                                     =============       ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             151,367            7,129,432
 Minimum unit fair value #*              $9.461400           $12.045924
 Maximum unit fair value #*             $15.719988           $18.519662
 Contract liability                     $1,569,430          $90,905,102
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                   --
 Minimum unit fair value #*                     --                   --
 Maximum unit fair value #*                     --                   --
 Contract liability                             --                   --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      PUTNAM VT           PUTNAM VT      PUTNAM VT
                                    GLOBAL ASSET        INTERNATIONAL  INTERNATIONAL
                                   ALLOCATION FUND       VALUE FUND     EQUITY FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT
------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        529,583             140,373        115,079
                                    =============       =============  =============
  Cost                                 $6,610,955          $1,177,046     $1,255,265
                                    =============       =============  =============
  Market value                         $8,526,279          $1,305,467     $1,303,847
 Due from Sponsor Company                      --                  --             --
 Receivable from fund shares
  sold                                      9,249                 205            183
 Other assets                                  --                  --             --
                                    -------------       -------------  -------------
 Total assets                           8,535,528           1,305,672      1,304,030
                                    -------------       -------------  -------------
LIABILITIES:
 Due to Sponsor Company                     9,249                 205            183
 Payable for fund shares
  purchased                                    --                  --             --
 Other liabilities                             --                  --             --
                                    -------------       -------------  -------------
 Total liabilities                          9,249                 205            183
                                    -------------       -------------  -------------
NET ASSETS:
 For contract liabilities              $8,526,279          $1,305,467     $1,303,847
                                    =============       =============  =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                       736,311             156,408        159,185
 Minimum unit fair value #*            $10.968758           $7.606317      $7.692059
 Maximum unit fair value #*            $16.804647          $13.902110     $13.536902
 Contract liability                    $8,526,279          $1,305,467     $1,303,847
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants
  #                                            --                  --             --
 Minimum unit fair value #*                    --                  --             --
 Maximum unit fair value #*                    --                  --             --
 Contract liability                            --                  --             --

                                                          PUTNAM VT
                                      PUTNAM VT           SMALL CAP           PUTNAM VT
                                   INVESTORS FUND        VALUE FUND         VOYAGER FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         11,219             146,176             215,502
                                    =============       =============       =============
  Cost                                   $113,973          $1,748,149          $7,621,487
                                    =============       =============       =============
  Market value                           $129,579          $2,235,026          $7,794,696
 Due from Sponsor Company                      --                  --               9,872
 Receivable from fund shares
  sold                                         10               4,133                  --
 Other assets                                  --                   1                  --
                                    -------------       -------------       -------------
 Total assets                             129,589           2,239,160           7,804,568
                                    -------------       -------------       -------------
LIABILITIES:
 Due to Sponsor Company                        10               4,133                  --
 Payable for fund shares
  purchased                                    --                  --               9,872
 Other liabilities                             --                  --                   1
                                    -------------       -------------       -------------
 Total liabilities                             10               4,133               9,873
                                    -------------       -------------       -------------
NET ASSETS:
 For contract liabilities                $129,579          $2,235,027          $7,794,695
                                    =============       =============       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                         9,099             186,810             672,840
 Minimum unit fair value #*            $12.581848          $10.986386           $9.908602
 Maximum unit fair value #*            $16.050711          $18.112429          $14.310109
 Contract liability                      $129,579          $2,235,027          $7,794,695
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants
  #                                            --                  --                  --
 Minimum unit fair value #*                    --                  --                  --
 Maximum unit fair value #*                    --                  --                  --
 Contract liability                            --                  --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                 PUTNAM VT       PIMCO
                                   EQUITY      ALL ASSET
                                INCOME FUND       FUND
                                SUB-ACCOUNT   SUB-ACCOUNT
----------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                    79,257       141,723
                                ============  ============
  Cost                            $1,077,882    $1,568,921
                                ============  ============
  Market value                    $1,245,921    $1,626,976
 Due from Sponsor Company                 --            --
 Receivable from fund shares
  sold                                    83         1,534
 Other assets                             --            --
                                ------------  ------------
 Total assets                      1,246,004     1,628,510
                                ------------  ------------
LIABILITIES:
 Due to Sponsor Company                   83         1,534
 Payable for fund shares
  purchased                               --            --
 Other liabilities                        --            --
                                ------------  ------------
 Total liabilities                        83         1,534
                                ------------  ------------
NET ASSETS:
 For contract liabilities         $1,245,921    $1,626,976
                                ============  ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #        81,472       143,177
 Minimum unit fair value #*       $12.887241    $11.156484
 Maximum unit fair value #*       $16.232605    $11.572157
 Contract liability               $1,245,921    $1,626,976
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #            --            --
 Minimum unit fair value #*               --            --
 Maximum unit fair value #*               --            --
 Contract liability                       --            --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          PIMCO
                                       PIMCO              GLOBAL         JENNISON 20/20
                                   EQS PATHFINDER      MULTI-ASSET           FOCUS
                                        FUND               FUND            PORTFOLIO
                                    SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       584,624             57,785             29,495
                                    ============       ============       ============
  Cost                                $6,036,073           $729,344           $350,369
                                    ============       ============       ============
  Market value                        $6,249,627           $737,330           $459,247
 Due from Sponsor Company                  1,964                 --                 --
 Receivable from fund shares
  sold                                        --                258                 70
 Other assets                                  1                 --                  1
                                    ------------       ------------       ------------
 Total assets                          6,251,592            737,588            459,318
                                    ------------       ------------       ------------
LIABILITIES:
 Due to Sponsor Company                       --                258                 70
 Payable for fund shares
  purchased                                1,964                 --                 --
 Other liabilities                            --                  1                 --
                                    ------------       ------------       ------------
 Total liabilities                         1,964                259                 70
                                    ------------       ------------       ------------
NET ASSETS:
 For contract liabilities             $6,249,628           $737,329           $459,248
                                    ============       ============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      613,597             71,070            250,217
 Minimum unit fair value #*           $10.063787         $10.263409          $1.418095
 Maximum unit fair value #*           $10.349481         $10.571584         $16.356405
 Contract liability                   $6,249,628           $737,329           $459,248
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants
  #                                           --                 --                 --
 Minimum unit fair value #*                   --                 --                 --
 Maximum unit fair value #*                   --                 --                 --
 Contract liability                           --                 --                 --

                                                                         PRUDENTIAL
                                                       PRUDENTIAL          SERIES
                                     JENNISON            VALUE          INTERNATIONAL
                                     PORTFOLIO         PORTFOLIO           GROWTH
                                    SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        1,667             17,341             6,693
                                    ===========       ============       ===========
  Cost                                  $37,722           $320,698           $34,466
                                    ===========       ============       ===========
  Market value                          $44,157           $315,605           $35,068
 Due from Sponsor Company                    --                 --                --
 Receivable from fund shares
  sold                                        3                 16                 2
 Other assets                                --                 --                --
                                    -----------       ------------       -----------
 Total assets                            44,160            315,621            35,070
                                    -----------       ------------       -----------
LIABILITIES:
 Due to Sponsor Company                       3                 16                 2
 Payable for fund shares
  purchased                                  --                 --                --
 Other liabilities                           --                  1                --
                                    -----------       ------------       -----------
 Total liabilities                            3                 17                 2
                                    -----------       ------------       -----------
NET ASSETS:
 For contract liabilities               $44,157           $315,604           $35,068
                                    ===========       ============       ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      43,669            221,467            36,866
 Minimum unit fair value #*           $1.011181          $1.195042         $0.951261
 Maximum unit fair value #*           $1.011181         $16.049431         $0.951261
 Contract liability                     $44,157           $315,604           $35,068
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants
  #                                          --                 --                --
 Minimum unit fair value #*                  --                 --                --
 Maximum unit fair value #*                  --                 --                --
 Contract liability                          --                 --                --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                          INVESCO
                                      VAN KAMPEN V.I.             INVESCO
                                        GROWTH AND            VAN KAMPEN V.I.
                                        INCOME FUND            COMSTOCK FUND
                                        SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         2,226,221                 199,008
                                       =============            ============
  Cost                                   $34,668,194              $2,812,506
                                       =============            ============
  Market value                           $44,591,205              $2,630,890
 Due from Sponsor Company                         --                      --
 Receivable from fund shares
  sold                                        26,943                     458
 Other assets                                      1                      --
                                       -------------            ------------
 Total assets                             44,618,149               2,631,348
                                       -------------            ------------
LIABILITIES:
 Due to Sponsor Company                       26,943                     458
 Payable for fund shares
  purchased                                       --                      --
 Other liabilities                                --                       1
                                       -------------            ------------
 Total liabilities                            26,943                     459
                                       -------------            ------------
NET ASSETS:
 For contract liabilities                $44,591,206              $2,630,889
                                       =============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             3,837,095                 159,504
 Minimum unit fair value #*               $10.194841              $15.421242
 Maximum unit fair value #*               $16.989759              $16.984478
 Contract liability                      $44,591,206              $2,630,889
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                    --                      --
 Minimum unit fair value #*                       --                      --
 Maximum unit fair value #*                       --                      --
 Contract liability                               --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                         INVESCO                 INVESCO               WELLS FARGO             WELLS FARGO
                                     VAN KAMPEN V.I.         VAN KAMPEN V.I.           ADVANTAGE VT            ADVANTAGE VT
                                        AMERICAN                 MID CAP               INDEX ASSET             TOTAL RETURN
                                     FRANCHISE FUND            GROWTH FUND           ALLOCATION FUND            BOND FUND
                                   SUB-ACCOUNT (6)(7)       SUB-ACCOUNT (8)(9)         SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        1,733,185               2,110,391                  60,735                 503,841
                                      =============            ============            ============            ============
  Cost                                  $64,016,572              $8,336,078                $771,116              $5,184,945
                                      =============            ============            ============            ============
  Market value                          $62,842,074              $8,268,267                $818,108              $5,451,559
 Due from Sponsor Company                        --                      --                      --                      --
 Receivable from fund shares
  sold                                       40,302                   1,441                      45                     840
 Other assets                                     3                       1                      --                       2
                                      -------------            ------------            ------------            ------------
 Total assets                            62,882,379               8,269,709                 818,153               5,452,401
                                      -------------            ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                      40,302                   1,441                      45                     840
 Payable for fund shares
  purchased                                      --                      --                      --                      --
 Other liabilities                               --                      --                      --                      --
                                      -------------            ------------            ------------            ------------
 Total liabilities                           40,302                   1,441                      45                     840
                                      -------------            ------------            ------------            ------------
NET ASSETS:
 For contract liabilities               $62,842,077              $8,268,268                $818,108              $5,451,561
                                      =============            ============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            6,130,753                 839,894                 509,389               3,279,900
 Minimum unit fair value #*               $9.735705               $9.767694               $1.298791               $1.456788
 Maximum unit fair value #*              $10.441741               $9.924071              $14.881243              $13.129919
 Contract liability                     $62,759,962              $8,264,059                $818,108              $5,451,561
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                7,946                     426                      --                      --
 Minimum unit fair value #*              $10.283931               $9.882684                      --                      --
 Maximum unit fair value #*              $10.423062               $9.882684                      --                      --
 Contract liability                         $82,115                  $4,209                      --                      --

                                      WELLS FARGO             WELLS FARGO             WELLS FARGO
                                      ADVANTAGE VT            ADVANTAGE VT            ADVANTAGE VT
                                       INTRINSIC             INTERNATIONAL             SMALL CAP
                                       VALUE FUND             EQUITY FUND             GROWTH FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         169,349                 256,759                 274,046
                                      ============            ============            ============
  Cost                                  $2,513,434              $1,209,065              $2,233,654
                                      ============            ============            ============
  Market value                          $2,477,580              $1,273,525              $2,159,488
 Due from Sponsor Company                       --                      --                      --
 Receivable from fund shares
  sold                                         627                     106                     352
 Other assets                                    1                      --                       1
                                      ------------            ------------            ------------
 Total assets                            2,478,208               1,273,631               2,159,841
                                      ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                        627                     106                     352
 Payable for fund shares
  purchased                                     --                      --                      --
 Other liabilities                              --                       1                      --
                                      ------------            ------------            ------------
 Total liabilities                             627                     107                     352
                                      ------------            ------------            ------------
NET ASSETS:
 For contract liabilities               $2,477,581              $1,273,524              $2,159,489
                                      ============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           1,933,900                 109,977               1,299,692
 Minimum unit fair value #*              $1.168928              $11.394184               $1.530857
 Maximum unit fair value #*             $14.536818              $11.729566              $19.747345
 Contract liability                     $2,477,581              $1,273,524              $2,159,489
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                      --                      --
 Minimum unit fair value #*                     --                      --                      --
 Maximum unit fair value #*                     --                      --                      --
 Contract liability                             --                      --                      --

(6) Effective April 27, 2012 Invesco V.I. Capital Appreciation Fund merged with Invesco Van Kampen V.I. Capital Growth Fund.

(7) Formerly Invesco Van Kampen V.I. Capital Growth Fund. Change effective April 30, 2012.

(8)  Funded as of April 27, 2012.

(9) Effective April 27, 2012 Invesco V.I. Capital Development Fund merged with Invesco Van Kampen V.I. Mid Cap Growth Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                               WELLS FARGO
                                      WELLS FARGO             ADVANTAGE VT              WELLS FARGO
                                     ADVANTAGE VT               SMALL CAP              ADVANTAGE VT
                                    DISCOVERY FUND             VALUE FUND            OPPORTUNITY FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          64,323                   29,751                   17,524
                                     =============            =============            =============
  Cost                                  $1,193,496                 $356,932                 $315,686
                                     =============            =============            =============
  Market value                          $1,618,360                 $279,657                 $351,369
 Due from Sponsor Company                       --                       --                       --
 Receivable from fund shares
  sold                                          85                       14                       16
 Other assets                                   --                       --                        1
                                     -------------            -------------            -------------
 Total assets                            1,618,445                  279,671                  351,386
                                     -------------            -------------            -------------
LIABILITIES:
 Due to Sponsor Company                         85                       14                       16
 Payable for fund shares
  purchased                                     --                       --                       --
 Other liabilities                              --                       --                       --
                                     -------------            -------------            -------------
 Total liabilities                              85                       14                       16
                                     -------------            -------------            -------------
NET ASSETS:
 For contract liabilities               $1,618,360                 $279,657                 $351,370
                                     =============            =============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #              89,517                   20,885                   25,577
 Minimum unit fair value #*             $16.846479               $13.060130               $13.093485
 Maximum unit fair value #*             $21.105571               $13.929712               $14.125238
 Contract liability                     $1,618,360                 $279,657                 $351,370
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                       --                       --
 Minimum unit fair value #*                     --                       --                       --
 Maximum unit fair value #*                     --                       --                       --
 Contract liability                             --                       --                       --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------


                                   AMERICAN CENTURY VP        AMERICAN CENTURY VP
                                       VALUE FUND                 GROWTH FUND
                                       SUB-ACCOUNT                SUB-ACCOUNT
------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $92,851                    $2,879
                                       -----------                 ---------
EXPENSES:
 Administrative charges                         --                        --
 Mortality and expense risk
  charges                                  (43,614)                   (1,749)
                                       -----------                 ---------
  Total expenses                           (43,614)                   (1,749)
                                       -----------                 ---------
  Net investment income (loss)              49,237                     1,130
                                       -----------                 ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     33,615                         1
 Net realized gain on
  distributions                                 --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              355,583                        19
                                       -----------                 ---------
  Net gain (loss) on
   investments                             389,198                        20
                                       -----------                 ---------
  Net increase (decrease) in
   net assets resulting from
   operations                             $438,435                    $1,150
                                       ===========                 =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                    BALANCED WEALTH             INTERNATIONAL              SMALL/MID CAP
                                  STRATEGY PORTFOLIO           VALUE PORTFOLIO            VALUE PORTFOLIO
                                      SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $609,995                   $469,459                    $48,303
                                     -------------              -------------              -------------
EXPENSES:
 Administrative charges                         --                         --                         --
 Mortality and expense risk
  charges                                 (501,900)                  (542,457)                  (260,210)
                                     -------------              -------------              -------------
  Total expenses                          (501,900)                  (542,457)                  (260,210)
                                     -------------              -------------              -------------
  Net investment income
   (loss)                                  108,095                    (72,998)                  (211,907)
                                     -------------              -------------              -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  1,053,049                   (627,285)                 1,145,894
 Net realized gain on
  distributions                                 --                         --                    534,292
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,350,295                  4,822,870                  1,053,038
                                     -------------              -------------              -------------
  Net gain (loss) on
   investments                           3,403,344                  4,195,585                  2,733,224
                                     -------------              -------------              -------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $3,511,439                 $4,122,587                 $2,521,317
                                     =============              =============              =============

                                                                                              INVESCO
                                                            ALLIANCEBERNSTEIN VPS         VAN KAMPEN V.I.
                                 ALLIANCEBERNSTEIN VPS          INTERNATIONAL                  VALUE
                                    VALUE PORTFOLIO           GROWTH PORTFOLIO          OPPORTUNITIES FUND
                                      SUB-ACCOUNT                SUB-ACCOUNT              SUB-ACCOUNT (1)
-----------------------------  -------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $20,727                    $117,970                  $1,166,365
                                      -----------               -------------             ---------------
EXPENSES:
 Administrative charges                        --                          --                    (110,602)
 Mortality and expense risk
  charges                                 (19,169)                   (136,047)                 (1,375,308)
                                      -----------               -------------             ---------------
  Total expenses                          (19,169)                   (136,047)                 (1,485,910)
                                      -----------               -------------             ---------------
  Net investment income
   (loss)                                   1,558                     (18,077)                   (319,545)
                                      -----------               -------------             ---------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    86,756                    (160,902)                (10,000,459)
 Net realized gain on
  distributions                                --                          --                          --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              68,968                   1,213,523                  21,380,873
                                      -----------               -------------             ---------------
  Net gain (loss) on
   investments                            155,724                   1,052,621                  11,380,414
                                      -----------               -------------             ---------------
  Net increase (decrease) in
   net assets resulting from
   operations                            $157,282                  $1,034,544                 $11,060,869
                                      ===========               =============             ===============

(1)  Formerly Invesco V.I. Basic Value Fund. Change effective April 30, 2012.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                INVESCO V.I.              INVESCO V.I.
                                    CORE                   GOVERNMENT
                                 EQUITY FUND            SECURITIES FUND
                                 SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $1,518,962               $17,914,166
                                -------------            --------------
EXPENSES:
 Administrative charges              (276,257)                 (857,086)
 Mortality and expense risk
  charges                          (2,841,949)              (10,200,648)
                                -------------            --------------
  Total expenses                   (3,118,206)              (11,057,734)
                                -------------            --------------
  Net investment income (loss)     (1,599,244)                6,856,432
                                -------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             7,381,722                 5,472,575
 Net realized gain on
  distributions                            --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      12,959,177                (8,522,754)
                                -------------            --------------
  Net gain (loss) on
   investments                     20,340,899                (3,050,179)
                                -------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $18,741,655                $3,806,253
                                =============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               INVESCO V.I.        INVESCO V.I.        INVESCO V.I.
                               INTERNATIONAL       MID CAP CORE          SMALL CAP
                                GROWTH FUND         EQUITY FUND         EQUITY FUND
                                SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $2,527,225            $118,739                $ --
                               -------------       -------------       -------------
EXPENSES:
 Administrative charges             (181,247)           (272,033)             (2,332)
 Mortality and expense risk
  charges                         (2,852,639)         (3,255,234)         (2,151,150)
                               -------------       -------------       -------------
  Total expenses                  (3,033,886)         (3,527,267)         (2,153,482)
                               -------------       -------------       -------------
  Net investment income
   (loss)                           (506,661)         (3,408,528)         (2,153,482)
                               -------------       -------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            6,671,785           5,279,149           8,173,596
 Net realized gain on
  distributions                           --           1,557,793                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     16,937,683          13,883,344           7,639,338
                               -------------       -------------       -------------
  Net gain (loss) on
   investments                    23,609,468          20,720,286          15,812,934
                               -------------       -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $23,102,807         $17,311,758         $13,659,452
                               =============       =============       =============

                                    INVESCO V.I.
                                   BALANCED RISK          INVESCO V.I.         AMERICAN CENTURY VP
                                     ALLOCATION            DIVERSIFIED               MID CAP
                                        FUND              DIVIDEND FUND            VALUE FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (2)           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $188,643               $7,018                  $3,101
                                    ------------            ---------               ---------
EXPENSES:
 Administrative charges                       --                   --                      --
 Mortality and expense risk
  charges                               (337,249)              (4,730)                 (1,951)
                                    ------------            ---------               ---------
  Total expenses                        (337,249)              (4,730)                 (1,951)
                                    ------------            ---------               ---------
  Net investment income
   (loss)                               (148,606)               2,288                   1,150
                                    ------------            ---------               ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  513,801                6,659                   1,381
 Net realized gain on
  distributions                           86,413                   --                   6,959
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,365,045               31,429                  11,530
                                    ------------            ---------               ---------
  Net gain (loss) on
   investments                         1,965,259               38,088                  19,870
                                    ------------            ---------               ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,816,653              $40,376                 $21,020
                                    ============            =========               =========

(2)  Formerly Invesco V.I. Dividend Growth Fund. Change effective April 30,
     2012.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                              AMERICAN FUNDS
                                    AMERICAN FUNDS                GLOBAL
                                        GLOBAL                  GROWTH AND
                                       BOND FUND               INCOME FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $5,408,268               $10,004,672
                                     -------------            --------------
EXPENSES:
 Administrative charges                         --                        --
 Mortality and expense risk
  charges                               (4,615,513)               (6,571,594)
                                     -------------            --------------
  Total expenses                        (4,615,513)               (6,571,594)
                                     -------------            --------------
  Net investment income (loss)             792,755                 3,433,078
                                     -------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  7,779,337               (10,340,667)
 Net realized gain on
  distributions                          2,366,192                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              623,149                68,336,788
                                     -------------            --------------
  Net gain (loss) on
   investments                          10,768,678                57,996,121
                                     -------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $11,561,433               $61,429,199
                                     =============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              AMERICAN FUNDS
                                    AMERICAN FUNDS              BLUE CHIP
                                        ASSET                   INCOME AND              AMERICAN FUNDS
                                   ALLOCATION FUND             GROWTH FUND                BOND FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $19,197,489               $11,659,310               $22,544,638
                                    --------------            --------------            --------------
EXPENSES:
 Administrative charges                 (1,771,419)                 (905,543)               (1,598,580)
 Mortality and expense risk
  charges                              (15,964,654)               (9,719,169)              (14,147,645)
                                    --------------            --------------            --------------
  Total expenses                       (17,736,073)              (10,624,712)              (15,746,225)
                                    --------------            --------------            --------------
  Net investment income
   (loss)                                1,461,416                 1,034,598                 6,798,413
                                    --------------            --------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 46,104,263                15,952,620                 8,590,283
 Net realized gain on
  distributions                                 --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           93,271,283                54,365,323                18,560,598
                                    --------------            --------------            --------------
  Net gain (loss) on
   investments                         139,375,546                70,317,943                27,150,881
                                    --------------            --------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $140,836,962               $71,352,541               $33,949,294
                                    ==============            ==============            ==============


                                   AMERICAN FUNDS
                                       GLOBAL                AMERICAN FUNDS            AMERICAN FUNDS
                                     GROWTH FUND              GROWTH FUND            GROWTH-INCOME FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $3,176,960               $15,862,613               $32,437,328
                                    -------------            --------------            --------------
EXPENSES:
 Administrative charges                  (638,191)               (3,550,353)               (3,571,140)
 Mortality and expense risk
  charges                              (5,824,745)              (33,614,802)              (32,741,508)
                                    -------------            --------------            --------------
  Total expenses                       (6,462,936)              (37,165,155)              (36,312,648)
                                    -------------            --------------            --------------
  Net investment income
   (loss)                              (3,285,976)              (21,302,542)               (3,875,320)
                                    -------------            --------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                25,258,652                82,120,295                50,553,910
 Net realized gain on
  distributions                                --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          49,225,879               255,516,387               263,892,974
                                    -------------            --------------            --------------
  Net gain (loss) on
   investments                         74,484,531               337,636,682               314,446,884
                                    -------------            --------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $71,198,555              $316,334,140              $310,571,564
                                    =============            ==============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------


                                    AMERICAN FUNDS           AMERICAN FUNDS
                                  INTERNATIONAL FUND         NEW WORLD FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $7,892,877               $2,721,969
                                     -------------            -------------
EXPENSES:
 Administrative charges                   (952,936)                (488,783)
 Mortality and expense risk
  charges                               (8,810,020)              (4,646,191)
                                     -------------            -------------
  Total expenses                        (9,762,956)              (5,134,974)
                                     -------------            -------------
  Net investment income (loss)          (1,870,079)              (2,413,005)
                                     -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  4,685,195               24,928,436
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           81,713,816               19,967,827
                                     -------------            -------------
  Net gain (loss) on
   investments                          86,399,011               44,896,263
                                     -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $84,528,932              $42,483,258
                                     =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            WELLS FARGO
                                   AMERICAN FUNDS           ADVANTAGE VT           FIDELITY VIP
                                    GLOBAL SMALL               OMEGA                  GROWTH
                                 CAPITALIZATION FUND        GROWTH FUND             PORTFOLIO
                                     SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $3,206,493                  $ --                 $26,472
                                    -------------            ----------            ------------
EXPENSES:
 Administrative charges                  (409,956)                   --                      --
 Mortality and expense risk
  charges                              (3,804,956)              (30,124)               (132,510)
                                    -------------            ----------            ------------
  Total expenses                       (4,214,912)              (30,124)               (132,510)
                                    -------------            ----------            ------------
  Net investment income
   (loss)                              (1,008,419)              (30,124)               (106,038)
                                    -------------            ----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 9,690,562               138,423                 326,973
 Net realized gain on
  distributions                                --               104,229                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          27,903,780                54,732                 675,666
                                    -------------            ----------            ------------
  Net gain (loss) on
   investments                         37,594,342               297,384               1,002,639
                                    -------------            ----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $36,585,923              $267,260                $896,601
                                    =============            ==========            ============


                               FIDELITY VIP        FIDELITY VIP             FIDELITY VIP
                                CONTRAFUND            MID CAP             VALUE STRATEGIES
                                 PORTFOLIO           PORTFOLIO               PORTFOLIO
                                SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $1,094,230            $307,650                 $19,710
                               -------------       -------------            ------------
EXPENSES:
 Administrative charges                   --                  --                      --
 Mortality and expense risk
  charges                         (1,451,256)         (1,286,705)                (95,816)
                               -------------       -------------            ------------
  Total expenses                  (1,451,256)         (1,286,705)                (95,816)
                               -------------       -------------            ------------
  Net investment income
   (loss)                           (357,026)           (979,055)                (76,106)
                               -------------       -------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            4,806,793           4,840,329                 749,621
 Net realized gain on
  distributions                           --           6,345,992                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      8,072,761            (336,243)                374,787
                               -------------       -------------            ------------
  Net gain (loss) on
   investments                    12,879,554          10,850,078               1,124,408
                               -------------       -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $12,522,528          $9,871,023              $1,048,302
                               =============       =============            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                   FIDELITY VIP
                                 DYNAMIC CAPITAL       FIDELITY VIP
                                   APPRECIATION      STRATEGIC INCOME
                                    PORTFOLIO           PORTFOLIO
                                   SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $13,132             $54,923
                                     --------            --------
EXPENSES:
 Administrative charges                    --                  --
 Mortality and expense risk
  charges                             (36,617)            (12,302)
                                     --------            --------
  Total expenses                      (36,617)            (12,302)
                                     --------            --------
  Net investment income (loss)        (23,485)             42,621
                                     --------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               214,147               9,859
 Net realized gain on
  distributions                            --              18,183
 Net unrealized appreciation
  (depreciation) of
  investments during the year         157,324              61,314
                                     --------            --------
  Net gain (loss) on
   investments                        371,471              89,356
                                     --------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                        $347,986            $131,977
                                     ========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     FRANKLIN                                       FRANKLIN
                                      RISING                 FRANKLIN               LARGE CAP
                                     DIVIDENDS                INCOME                 GROWTH
                                  SECURITIES FUND        SECURITIES FUND         SECURITIES FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $11,349,894            $117,958,668               $861,863
                                    -----------            ------------            -----------
EXPENSES:
 Administrative charges              (1,025,442)             (2,571,655)              (164,032)
 Mortality and expense risk
  charges                           (11,178,450)            (28,724,483)            (1,804,293)
                                    -----------            ------------            -----------
  Total expenses                    (12,203,892)            (31,296,138)            (1,968,325)
                                    -----------            ------------            -----------
  Net investment income
   (loss)                              (853,998)             86,662,530             (1,106,462)
                                    -----------            ------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              26,973,747              (1,328,405)             4,238,752
 Net realized gain on
  distributions                              --                      --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        40,660,289             100,516,349              7,804,089
                                    -----------            ------------            -----------
  Net gain (loss) on
   investments                       67,634,036              99,187,944             12,042,841
                                    -----------            ------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                       $66,780,038            $185,850,474            $10,936,379
                                    ===========            ============            ===========

                                     FRANKLIN              FRANKLIN               FRANKLIN
                                      GLOBAL             SMALL-MID CAP            SMALL CAP
                                   REAL ESTATE              GROWTH                  VALUE
                                 SECURITIES FUND        SECURITIES FUND        SECURITIES FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                   $ --               $584,674
                                    ----------            -----------            -----------
EXPENSES:
 Administrative charges                (12,852)              (381,965)                    --
 Mortality and expense risk
  charges                             (115,366)            (4,013,803)            (1,303,589)
                                    ----------            -----------            -----------
  Total expenses                      (128,218)            (4,395,768)            (1,303,589)
                                    ----------            -----------            -----------
  Net investment income
   (loss)                             (128,218)            (4,395,768)              (718,915)
                                    ----------            -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               (428,993)            12,329,922              5,673,968
 Net realized gain on
  distributions                             --             17,575,864                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        2,340,382             (5,587,565)             5,044,388
                                    ----------            -----------            -----------
  Net gain (loss) on
   investments                       1,911,389             24,318,221             10,718,356
                                    ----------            -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                       $1,783,171            $19,922,453             $9,999,441
                                    ==========            ===========            ===========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                        FRANKLIN
                                       STRATEGIC
                                         INCOME                MUTUAL SHARES
                                    SECURITIES FUND           SECURITIES FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $60,552,130               $19,145,555
                                     --------------            --------------
EXPENSES:
 Administrative charges                  (1,160,698)               (1,443,018)
 Mortality and expense risk
  charges                               (14,111,671)              (14,869,661)
                                     --------------            --------------
  Total expenses                        (15,272,369)              (16,312,679)
                                     --------------            --------------
  Net investment income (loss)           45,279,761                 2,832,876
                                     --------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  16,183,247                18,618,808
 Net realized gain on
  distributions                             997,610                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            29,324,478                92,132,100
                                     --------------            --------------
  Net gain (loss) on
   investments                           46,505,335               110,750,908
                                     --------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $91,785,096              $113,583,784
                                     ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      TEMPLETON
                                     DEVELOPING                TEMPLETON                TEMPLETON
                                       MARKETS                  FOREIGN                  GROWTH
                                   SECURITIES FUND          SECURITIES FUND          SECURITIES FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $2,357,315               $9,686,764               $8,893,425
                                    -------------            -------------            -------------
EXPENSES:
 Administrative charges                  (215,181)                (504,780)                (668,071)
 Mortality and expense risk
  charges                              (2,441,420)              (5,420,640)              (6,794,053)
                                    -------------            -------------            -------------
  Total expenses                       (2,656,601)              (5,925,420)              (7,462,124)
                                    -------------            -------------            -------------
  Net investment income
   (loss)                                (299,286)               3,761,344                1,431,301
                                    -------------            -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 5,868,514                1,227,349               (8,787,213)
 Net realized gain on
  distributions                                --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           9,527,048               43,807,711               82,959,105
                                    -------------            -------------            -------------
  Net gain (loss) on
   investments                         15,395,562               45,035,060               74,171,892
                                    -------------            -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $15,096,276              $48,796,404              $75,603,193
                                    =============            =============            =============

                                                               FRANKLIN                 FRANKLIN
                                       MUTUAL                  FLEX CAP                LARGE CAP
                                  GLOBAL DISCOVERY              GROWTH                   VALUE
                                   SECURITIES FUND          SECURITIES FUND         SECURITIES FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $12,037,162                     $ --                $401,960
                                    -------------            -------------            ------------
EXPENSES:
 Administrative charges                  (651,640)                 (92,355)                (47,807)
 Mortality and expense risk
  charges                              (7,354,762)                (934,811)               (425,282)
                                    -------------            -------------            ------------
  Total expenses                       (8,006,402)              (1,027,166)               (473,089)
                                    -------------            -------------            ------------
  Net investment income
   (loss)                               4,030,760               (1,027,166)                (71,129)
                                    -------------            -------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                14,968,582                3,849,899                (127,802)
 Net realized gain on
  distributions                        24,260,349                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           9,363,476                  689,389               3,375,791
                                    -------------            -------------            ------------
  Net gain (loss) on
   investments                         48,592,407                4,539,288               3,247,989
                                    -------------            -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $52,623,167               $3,512,122              $3,176,860
                                    =============            =============            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                       TEMPLETON                HARTFORD
                                      GLOBAL BOND               BALANCED
                                    SECURITIES FUND             HLS FUND
                                      SUB-ACCOUNT           SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $8,549,112                $464,239
                                     -------------            ------------
EXPENSES:
 Administrative charges                         --                      --
 Mortality and expense risk
  charges                               (2,131,290)               (248,738)
                                     -------------            ------------
  Total expenses                        (2,131,290)               (248,738)
                                     -------------            ------------
  Net investment income (loss)           6,417,822                 215,501
                                     -------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  2,585,369               1,042,548
 Net realized gain on
  distributions                            219,614                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            7,920,482                 301,747
                                     -------------            ------------
  Net gain (loss) on
   investments                          10,725,465               1,344,295
                                     -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $17,143,287              $1,559,796
                                     =============            ============

(3)  Formerly Hartford Advisers HLS Fund. Change effective June 29, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD             HARTFORD            HARTFORD
                                   TOTAL               CAPITAL             DIVIDEND
                                RETURN BOND          APPRECIATION         AND GROWTH
                                  HLS FUND             HLS FUND            HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $29,797,338          $10,002,551         $10,750,300
                               --------------       --------------       -------------
EXPENSES:
 Administrative charges                    --                   --                  --
 Mortality and expense risk
  charges                         (10,435,831)         (10,157,785)         (6,878,837)
                               --------------       --------------       -------------
  Total expenses                  (10,435,831)         (10,157,785)         (6,878,837)
                               --------------       --------------       -------------
  Net investment income
   (loss)                          19,361,507             (155,234)          3,871,463
                               --------------       --------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            14,647,012           34,222,322          21,750,818
 Net realized gain on
  distributions                            --                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       9,008,157           74,111,559          29,379,783
                               --------------       --------------       -------------
  Net gain (loss) on
   investments                     23,655,169          108,333,881          51,130,601
                               --------------       --------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $43,016,676         $108,178,647         $55,002,064
                               ==============       ==============       =============

                                                                             HARTFORD
                                     HARTFORD              HARTFORD         DISCIPLINED
                                 GLOBAL RESEARCH        GLOBAL GROWTH         EQUITY
                                     HLS FUND              HLS FUND          HLS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $14,880               $10,036          $1,515,493
                                    ----------            ----------       -------------
EXPENSES:
 Administrative charges                     --                    --                  --
 Mortality and expense risk
  charges                              (19,451)              (28,275)         (1,507,401)
                                    ----------            ----------       -------------
  Total expenses                       (19,451)              (28,275)         (1,507,401)
                                    ----------            ----------       -------------
  Net investment income
   (loss)                               (4,571)              (18,239)              8,092
                                    ----------            ----------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 29,671                46,496           5,519,920
 Net realized gain on
  distributions                             --                    --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          126,102               352,666           9,204,522
                                    ----------            ----------       -------------
  Net gain (loss) on
   investments                         155,773               399,162          14,724,442
                                    ----------            ----------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $151,202              $380,923         $14,732,534
                                    ==========            ==========       =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                          HARTFORD
                                       HARTFORD            GROWTH
                                        GROWTH          OPPORTUNITIES
                                       HLS FUND           HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $ --                $ --
                                     ------------       -------------
EXPENSES:
 Administrative charges                        --                  --
 Mortality and expense risk
  charges                                (246,916)         (2,344,996)
                                     ------------       -------------
  Total expenses                         (246,916)         (2,344,996)
                                     ------------       -------------
  Net investment income (loss)           (246,916)         (2,344,996)
                                     ------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 1,654,294          10,252,441
 Net realized gain on
  distributions                                --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           2,095,863          27,233,196
                                     ------------       -------------
  Net gain (loss) on
   investments                          3,750,157          37,485,637
                                     ------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $3,503,241         $35,140,641
                                     ============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                    HARTFORD
                                      HARTFORD               HARTFORD            INTERNATIONAL
                                     HIGH YIELD               INDEX              OPPORTUNITIES
                                      HLS FUND               HLS FUND               HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $5,488,803              $365,571                $648,752
                                    ------------            ----------            ------------
EXPENSES:
 Administrative charges                       --                    --                      --
 Mortality and expense risk
  charges                               (942,175)              (92,312)               (494,285)
                                    ------------            ----------            ------------
  Total expenses                        (942,175)              (92,312)               (494,285)
                                    ------------            ----------            ------------
  Net investment income
   (loss)                              4,546,628               273,259                 154,467
                                    ------------            ----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                3,111,981                69,602               1,112,163
 Net realized gain on
  distributions                               --                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (503,368)              366,888               4,442,469
                                    ------------            ----------            ------------
  Net gain (loss) on
   investments                         2,608,613               436,490               5,554,632
                                    ------------            ----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $7,155,241              $709,749              $5,709,099
                                    ============            ==========            ============

                                      HARTFORD
                                   SMALL/MID CAP          HARTFORD                 HARTFORD
                                       EQUITY           MONEY MARKET            SMALL COMPANY
                                      HLS FUND            HLS FUND                 HLS FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $53,964                 $ --                    $ --
                                    ------------       --------------            ------------
EXPENSES:
 Administrative charges                       --             (832,563)                     --
 Mortality and expense risk
  charges                               (159,288)         (10,037,628)               (204,593)
                                    ------------       --------------            ------------
  Total expenses                        (159,288)         (10,870,191)               (204,593)
                                    ------------       --------------            ------------
  Net investment income
   (loss)                               (105,324)         (10,870,191)               (204,593)
                                    ------------       --------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  840,870                   10               1,213,224
 Net realized gain on
  distributions                        1,218,489                   --                     785
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (684,353)                  (1)                683,947
                                    ------------       --------------            ------------
  Net gain (loss) on
   investments                         1,375,006                    9               1,897,956
                                    ------------       --------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,269,682         $(10,870,182)             $1,693,363
                                    ============       ==============            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------


                                       HARTFORD               HARTFORD
                                   SMALLCAP GROWTH             STOCK
                                       HLS FUND               HLS FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $ --               $94,774
                                     ------------            ----------
EXPENSES:
 Administrative charges                        --                    --
 Mortality and expense risk
  charges                                (184,883)              (41,184)
                                     ------------            ----------
  Total expenses                         (184,883)              (41,184)
                                     ------------            ----------
  Net investment income (loss)           (184,883)               53,590
                                     ------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 1,139,516               135,732
 Net realized gain on
  distributions                                --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             477,403                58,698
                                     ------------            ----------
  Net gain (loss) on
   investments                          1,616,919               194,430
                                     ------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $1,432,036              $248,020
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD
                                  U.S. GOVERNMENT             HARTFORD             AMERICAN FUNDS
                                     SECURITIES                VALUE              ASSET ALLOCATION
                                      HLS FUND                HLS FUND                HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $1,422,652                $562,514                $809,583
                                    ------------            ------------            ------------
EXPENSES:
 Administrative charges                       --                      --                      --
 Mortality and expense risk
  charges                               (829,265)               (356,172)               (854,848)
                                    ------------            ------------            ------------
  Total expenses                        (829,265)               (356,172)               (854,848)
                                    ------------            ------------            ------------
  Net investment income
   (loss)                                593,387                 206,342                 (45,265)
                                    ------------            ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  434,004               1,185,768               2,736,652
 Net realized gain on
  distributions                               --                      --                 110,811
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (47,139)              2,123,282               4,088,981
                                    ------------            ------------            ------------
  Net gain (loss) on
   investments                           386,865               3,309,050               6,936,444
                                    ------------            ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $980,252              $3,515,392              $6,891,179
                                    ============            ============            ============

                                   AMERICAN FUNDS
                                     BLUE CHIP
                                     INCOME AND            AMERICAN FUNDS           AMERICAN FUNDS
                                       GROWTH                   BOND                 GLOBAL BOND
                                      HLS FUND                HLS FUND                 HLS FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $393,650               $4,341,632                $972,486
                                    ------------            -------------            ------------
EXPENSES:
 Administrative charges                       --                       --                      --
 Mortality and expense risk
  charges                               (516,815)              (2,572,162)               (602,365)
                                    ------------            -------------            ------------
  Total expenses                        (516,815)              (2,572,162)               (602,365)
                                    ------------            -------------            ------------
  Net investment income
   (loss)                               (123,165)               1,769,470                 370,121
                                    ------------            -------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                1,608,329                3,721,737               1,050,596
 Net realized gain on
  distributions                          224,747                3,563,889                 735,724
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,669,687               (3,570,703)               (625,936)
                                    ------------            -------------            ------------
  Net gain (loss) on
   investments                         3,502,763                3,714,923               1,160,384
                                    ------------            -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $3,379,598               $5,484,393              $1,530,505
                                    ============            =============            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS
                                     GLOBAL GROWTH           AMERICAN FUNDS
                                      AND INCOME             GLOBAL GROWTH
                                       HLS FUND                 HLS FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $1,666,114                $266,293
                                     -------------            ------------
EXPENSES:
 Administrative charges                         --                      --
 Mortality and expense risk
  charges                               (1,082,665)               (436,072)
                                     -------------            ------------
  Total expenses                        (1,082,665)               (436,072)
                                     -------------            ------------
  Net investment income (loss)             583,449                (169,779)
                                     -------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  2,977,337                 937,565
 Net realized gain on
  distributions                              6,361                 275,158
 Net unrealized appreciation
  (depreciation) of
  investments during the year            5,824,323               3,659,310
                                     -------------            ------------
  Net gain (loss) on
   investments                           8,808,021               4,872,033
                                     -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $9,391,470              $4,702,254
                                     =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS
                                    GLOBAL SMALL           AMERICAN FUNDS           AMERICAN FUNDS
                                   CAPITALIZATION              GROWTH                GROWTH-INCOME
                                      HLS FUND                HLS FUND                 HLS FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $533,188                 $913,449               $1,839,836
                                    ------------            -------------            -------------
EXPENSES:
 Administrative charges                       --                       --                       --
 Mortality and expense risk
  charges                               (732,724)              (4,345,542)              (2,317,843)
                                    ------------            -------------            -------------
  Total expenses                        (732,724)              (4,345,542)              (2,317,843)
                                    ------------            -------------            -------------
  Net investment income
   (loss)                               (199,536)              (3,432,093)                (478,007)
                                    ------------            -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                2,172,894               15,545,177                7,035,053
 Net realized gain on
  distributions                        4,078,039                  796,651                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            837,035               27,043,026               14,349,650
                                    ------------            -------------            -------------
  Net gain (loss) on
   investments                         7,087,968               43,384,854               21,384,703
                                    ------------            -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $6,888,432              $39,952,761              $20,906,696
                                    ============            =============            =============

                                                                                  HARTFORD
                                   AMERICAN FUNDS           AMERICAN FUNDS        PORTFOLIO
                                    INTERNATIONAL             NEW WORLD          DIVERSIFIER
                                      HLS FUND                 HLS FUND           HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $2,824,764                $713,965            $700,979
                                    -------------            ------------       -------------
EXPENSES:
 Administrative charges                        --                      --                  --
 Mortality and expense risk
  charges                              (2,756,647)               (746,942)         (1,182,681)
                                    -------------            ------------       -------------
  Total expenses                       (2,756,647)               (746,942)         (1,182,681)
                                    -------------            ------------       -------------
  Net investment income
   (loss)                                  68,117                 (32,977)           (481,702)
                                    -------------            ------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 3,218,502               1,841,497            (136,633)
 Net realized gain on
  distributions                                --               2,390,192                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          23,074,383               2,280,785          (6,898,674)
                                    -------------            ------------       -------------
  Net gain (loss) on
   investments                         26,292,885               6,512,474          (7,035,307)
                                    -------------            ------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $26,361,002              $6,479,497         $(7,517,009)
                                    =============            ============       =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                           LORD ABBETT
                                    LORD ABBETT             CALIBRATED
                                    FUNDAMENTAL              DIVIDEND
                                    EQUITY FUND            GROWTH FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (4)
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $52,306                $443,698
                                     ----------            ------------
EXPENSES:
 Administrative charges                      --                      --
 Mortality and expense risk
  charges                               (65,539)               (233,188)
                                     ----------            ------------
  Total expenses                        (65,539)               (233,188)
                                     ----------            ------------
  Net investment income (loss)          (13,233)                210,510
                                     ----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   6,955                 654,635
 Net realized gain on
  distributions                         141,873                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           282,212                 734,087
                                     ----------            ------------
  Net gain (loss) on
   investments                          431,040               1,388,722
                                     ----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $417,807              $1,599,232
                                     ==========            ============

(4) Formerly Lord Abbett Capital Structure Fund. Change effective September 27, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     LORD ABBETT             LORD ABBETT
                                   BOND DEBENTURE             GROWTH AND               MFS CORE
                                        FUND                 INCOME FUND            EQUITY SERIES
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $4,343,624                $125,855                $140,036
                                    -------------            ------------            ------------
EXPENSES:
 Administrative charges                        --                      --                 (29,085)
 Mortality and expense risk
  charges                              (1,261,116)               (190,858)               (279,792)
                                    -------------            ------------            ------------
  Total expenses                       (1,261,116)               (190,858)               (308,877)
                                    -------------            ------------            ------------
  Net investment income
   (loss)                               3,082,508                 (65,003)               (168,841)
                                    -------------            ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 3,130,925                 372,621                (177,375)
 Net realized gain on
  distributions                           979,179                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             982,460                 988,895               2,802,424
                                    -------------            ------------            ------------
  Net gain (loss) on
   investments                          5,092,564               1,361,516               2,625,049
                                    -------------            ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $8,175,072              $1,296,513              $2,456,208
                                    =============            ============            ============


                                MFS GROWTH               MFS GLOBAL               MFS HIGH
                                  SERIES               EQUITY SERIES            INCOME SERIES
                                SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $ --                $230,541              $16,829,609
                               -------------            ------------            -------------
EXPENSES:
 Administrative charges              (98,424)                (36,333)                (371,472)
 Mortality and expense risk
  charges                         (1,100,854)               (375,810)              (3,702,988)
                               -------------            ------------            -------------
  Total expenses                  (1,199,278)               (412,143)              (4,074,460)
                               -------------            ------------            -------------
  Net investment income
   (loss)                         (1,199,278)               (181,602)              12,755,149
                               -------------            ------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            5,852,204               1,541,442                 (813,356)
 Net realized gain on
  distributions                           --                 473,105                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      4,388,622               2,329,244               13,522,798
                               -------------            ------------            -------------
  Net gain (loss) on
   investments                    10,240,826               4,343,791               12,709,442
                               -------------            ------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $9,041,548              $4,162,189              $25,464,591
                               =============            ============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    MFS INVESTORS
                                        GROWTH               MFS INVESTORS
                                     STOCK SERIES            TRUST SERIES
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $217,446               $2,435,937
                                     ------------            -------------
EXPENSES:
 Administrative charges                   (80,578)                (455,039)
 Mortality and expense risk
  charges                                (791,572)              (4,585,823)
                                     ------------            -------------
  Total expenses                         (872,150)              (5,040,862)
                                     ------------            -------------
  Net investment income (loss)           (654,704)              (2,604,925)
                                     ------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 2,585,448               16,997,734
 Net realized gain on
  distributions                         2,267,209                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           2,876,953               30,103,230
                                     ------------            -------------
  Net gain (loss) on
   investments                          7,729,610               47,100,964
                                     ------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $7,074,906              $44,496,039
                                     ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     MFS MID CAP                MFS NEW            MFS TOTAL
                                    GROWTH SERIES          DISCOVERY SERIES      RETURN SERIES
                                     SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $ --                     $ --          $23,167,093
                                    -------------            -------------       --------------
EXPENSES:
 Administrative charges                  (103,813)                (334,772)          (1,354,353)
 Mortality and expense risk
  charges                              (1,046,697)              (3,427,618)         (13,595,847)
                                    -------------            -------------       --------------
  Total expenses                       (1,150,510)              (3,762,390)         (14,950,200)
                                    -------------            -------------       --------------
  Net investment income
   (loss)                              (1,150,510)              (3,762,390)           8,216,893
                                    -------------            -------------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (2,219,505)               6,850,637            6,096,123
 Net realized gain on
  distributions                                --               17,831,089                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          11,877,793               13,450,252           63,911,508
                                    -------------            -------------       --------------
  Net gain (loss) on
   investments                          9,658,288               38,131,978           70,007,631
                                    -------------            -------------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $8,507,778              $34,369,588          $78,224,524
                                    =============            =============       ==============

                                 MFS VALUE              MFS RESEARCH             MFS RESEARCH
                                  SERIES                 BOND SERIES         INTERNATIONAL SERIES
                                SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $5,229,487               $9,682,617               $1,037,990
                               -------------            -------------            -------------
EXPENSES:
 Administrative charges             (302,655)                (432,066)                 (77,233)
 Mortality and expense risk
  charges                         (5,125,865)              (5,387,246)                (695,032)
                               -------------            -------------            -------------
  Total expenses                  (5,428,520)              (5,819,312)                (772,265)
                               -------------            -------------            -------------
  Net investment income
   (loss)                           (199,033)               3,863,305                  265,725
                               -------------            -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions           12,178,999               10,731,434               (2,793,757)
 Net realized gain on
  distributions                    2,560,572                2,353,419                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     32,127,727                1,806,784                8,605,544
                               -------------            -------------            -------------
  Net gain (loss) on
   investments                    46,867,298               14,891,637                5,811,787
                               -------------            -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $46,668,265              $18,754,942               $6,077,512
                               =============            =============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                      BLACKROCK
                                              MFS RESEARCH              GLOBAL
                                                 SERIES          ALLOCATION V.I. FUND
                                              SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $281,456              $37,045
                                               ----------              -------
EXPENSES:
 Administrative charges                           (63,209)                  --
 Mortality and expense risk charges              (417,233)             (16,745)
                                               ----------              -------
  Total expenses                                 (480,442)             (16,745)
                                               ----------              -------
  Net investment income (loss)                   (198,986)              20,300
                                               ----------              -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  1,544,012               (5,645)
 Net realized gain on distributions                    --                8,266
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      3,674,912               59,130
                                               ----------              -------
  Net gain (loss) on investments                5,218,924               61,751
                                               ----------              -------
  Net increase (decrease) in net assets
   resulting from operations                   $5,019,938              $82,051
                                               ==========              =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                               BLACKROCK             BLACKROCK            BLACKROCK
                                                GLOBAL               LARGE CAP              EQUITY
                                        OPPORTUNITIES V.I. FUND   GROWTH V.I. FUND    DIVIDEND V.I. FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $3,729                $13,849             $136,049
                                                -------               --------             --------
EXPENSES:
 Administrative charges                            (668)                (1,794)                  --
 Mortality and expense risk charges              (7,094)               (20,282)             (52,944)
                                                -------               --------             --------
  Total expenses                                 (7,762)               (22,076)             (52,944)
                                                -------               --------             --------
  Net investment income (loss)                   (4,033)                (8,227)              83,105
                                                -------               --------             --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   64,490                 88,563               36,771
 Net realized gain on distributions                  --                 71,628                6,625
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (10,815)                (5,614)             300,859
                                                -------               --------             --------
  Net gain (loss) on investments                 53,675                154,577              344,255
                                                -------               --------             --------
  Net increase (decrease) in net
   assets resulting from operations             $49,642               $146,350             $427,360
                                                =======               ========             ========

                                                                INVESCO
                                        UIF MID CAP         VAN KAMPEN V.I.       MORGAN STANLEY
                                          GROWTH                AMERICAN           FOCUS GROWTH
                                         PORTFOLIO             VALUE FUND           PORTFOLIO
                                        SUB-ACCOUNT         SUB-ACCOUNT (5)        SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $ --               $100,526                $ --
                                        ----------             ----------            --------
EXPENSES:
 Administrative charges                         --                     --              (2,120)
 Mortality and expense risk charges       (373,542)              (231,983)            (15,743)
                                        ----------             ----------            --------
  Total expenses                          (373,542)              (231,983)            (17,863)
                                        ----------             ----------            --------
  Net investment income (loss)            (373,542)              (131,457)            (17,863)
                                        ----------             ----------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                           2,142,830              1,554,648              50,261
 Net realized gain on distributions      3,040,384                     --              40,520
 Net unrealized appreciation
  (depreciation) of investments during
  the year                              (3,089,008)             1,004,710              37,741
                                        ----------             ----------            --------
  Net gain (loss) on investments         2,094,206              2,559,358             128,522
                                        ----------             ----------            --------
  Net increase (decrease) in net
   assets resulting from operations     $1,720,664             $2,427,901            $110,659
                                        ==========             ==========            ========

(5) Formerly Invesco Van Kampen V.I. Mid Cap Value Fund. Change effective July 15, 2012.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                   MORGAN STANLEY       MORGAN STANLEY
                                     MULTI CAP              MID CAP
                                       GROWTH               GROWTH
                                     PORTFOLIO             PORTFOLIO
                                    SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                 $ --
                                     ----------            ---------
EXPENSES:
 Administrative charges                  (4,717)              (1,564)
 Mortality and expense risk
  charges                               (35,427)             (11,539)
                                     ----------            ---------
  Total expenses                        (40,144)             (13,103)
                                     ----------            ---------
  Net investment income (loss)          (40,144)             (13,103)
                                     ----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 171,682               22,148
 Net realized gain on
  distributions                         154,113               68,884
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (48,855)             (34,906)
                                     ----------            ---------
  Net gain (loss) on
   investments                          276,940               56,126
                                     ----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $236,796              $43,023
                                     ==========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                  OPPENHEIMER
                                 MORGAN STANLEY            BLACKROCK                CAPITAL
                                 FLEXIBLE INCOME            CAPITAL               APPRECIATION
                                    PORTFOLIO        APPRECIATION V.I. FUND         FUND/VA
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $62,519                 $44,583                 $11,703
                                    ---------              ----------              ----------
EXPENSES:
 Administrative charges                (1,963)                     --                      --
 Mortality and expense risk
  charges                             (14,395)                (47,093)                (47,868)
                                    ---------              ----------              ----------
  Total expenses                      (16,358)                (47,093)                (47,868)
                                    ---------              ----------              ----------
  Net investment income
   (loss)                              46,161                  (2,510)                (36,165)
                                    ---------              ----------              ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               (15,798)                 33,004                 183,224
 Net realized gain on
  distributions                            --                  88,077                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          68,453                 184,523                 169,969
                                    ---------              ----------              ----------
  Net gain (loss) on
   investments                         52,655                 305,604                 353,193
                                    ---------              ----------              ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $98,816                $303,094                $317,028
                                    =========              ==========              ==========

                                                                                  OPPENHEIMER
                                    OPPENHEIMER            OPPENHEIMER            MAIN STREET
                                 GLOBAL SECURITIES         MAIN STREET          SMALL- & MID-CAP
                                      FUND/VA                FUND/VA                FUND/VA
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $559,932               $26,373                $101,293
                                    ------------            ----------            ------------
EXPENSES:
 Administrative charges                       --                    --                      --
 Mortality and expense risk
  charges                               (442,623)              (63,132)               (464,550)
                                    ------------            ----------            ------------
  Total expenses                        (442,623)              (63,132)               (464,550)
                                    ------------            ----------            ------------
  Net investment income
   (loss)                                117,309               (36,759)               (363,257)
                                    ------------            ----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                1,344,272               340,460               3,051,172
 Net realized gain on
  distributions                               --                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          3,321,150               219,787               1,440,101
                                    ------------            ----------            ------------
  Net gain (loss) on
   investments                         4,665,422               560,247               4,491,273
                                    ------------            ----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $4,782,731              $523,488              $4,128,016
                                    ============            ==========            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    OPPENHEIMER         PUTNAM VT
                                       VALUE           DIVERSIFIED
                                      FUND/VA          INCOME FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $19,586          $5,174,115
                                     ----------       -------------
EXPENSES:
 Administrative charges                      --                  --
 Mortality and expense risk
  charges                               (27,968)         (1,479,210)
                                     ----------       -------------
  Total expenses                        (27,968)         (1,479,210)
                                     ----------       -------------
  Net investment income (loss)           (8,382)          3,694,905
                                     ----------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  47,085             671,999
 Net realized gain on
  distributions                              --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           125,339           4,164,855
                                     ----------       -------------
  Net gain (loss) on
   investments                          172,424           4,836,854
                                     ----------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $164,042          $8,531,759
                                     ==========       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     PUTNAM VT             PUTNAM VT             PUTNAM VT
                                   GLOBAL ASSET          INTERNATIONAL         INTERNATIONAL
                                  ALLOCATION FUND          VALUE FUND           EQUITY FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $57,379               $37,783               $28,844
                                    -----------            ----------            ----------
EXPENSES:
 Administrative charges                      --                    --                    --
 Mortality and expense risk
  charges                              (125,557)              (18,962)              (22,320)
                                    -----------            ----------            ----------
  Total expenses                       (125,557)              (18,962)              (22,320)
                                    -----------            ----------            ----------
  Net investment income
   (loss)                               (68,178)               18,821                 6,524
                                    -----------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 222,455               (13,391)              (24,449)
 Net realized gain on
  distributions                              --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           757,290               195,889               249,025
                                    -----------            ----------            ----------
  Net gain (loss) on
   investments                          979,745               182,498               224,576
                                    -----------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $911,567              $201,319              $231,100
                                    ===========            ==========            ==========

                                                         PUTNAM VT
                                    PUTNAM VT            SMALL CAP             PUTNAM VT
                                 INVESTORS FUND          VALUE FUND           VOYAGER FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $1,009               $11,750               $14,943
                                    ---------            ----------            ----------
EXPENSES:
 Administrative charges                    --                    --                    --
 Mortality and expense risk
  charges                                (523)              (45,351)              (51,419)
                                    ---------            ----------            ----------
  Total expenses                         (523)              (45,351)              (51,419)
                                    ---------            ----------            ----------
  Net investment income
   (loss)                                 486               (33,601)              (36,476)
                                    ---------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (8)              303,233                 5,405
 Net realized gain on
  distributions                            --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           9,778                74,338               320,814
                                    ---------            ----------            ----------
  Net gain (loss) on
   investments                          9,770               377,571               326,219
                                    ---------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $10,256              $343,970              $289,743
                                    =========            ==========            ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     PUTNAM VT               PIMCO
                                       EQUITY              ALL ASSET
                                    INCOME FUND               FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $21,902               $64,693
                                     ----------            ----------
EXPENSES:
 Administrative charges                      --                    --
 Mortality and expense risk
  charges                                (7,969)              (13,091)
                                     ----------            ----------
  Total expenses                         (7,969)              (13,091)
                                     ----------            ----------
  Net investment income (loss)           13,933                51,602
                                     ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  17,973                 2,653
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           143,541                66,157
                                     ----------            ----------
  Net gain (loss) on
   investments                          161,514                68,810
                                     ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $175,447              $120,412
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            PIMCO
                                      PIMCO                GLOBAL           JENNISON 20/20
                                  EQS PATHFINDER         MULTI-ASSET             FOCUS
                                       FUND                 FUND               PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $51,593              $18,967                 $ --
                                    ----------            ---------            ---------
EXPENSES:
 Administrative charges                     --                   --                 (702)
 Mortality and expense risk
  charges                              (41,413)              (7,263)              (8,926)
                                    ----------            ---------            ---------
  Total expenses                       (41,413)              (7,263)              (9,628)
                                    ----------            ---------            ---------
  Net investment income
   (loss)                               10,180               11,704               (9,628)
                                    ----------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 16,642                 (213)              33,800
 Net realized gain on
  distributions                             --                2,886               19,198
 Net unrealized appreciation
  (depreciation) of
  investments during the year          210,327               15,863               (6,142)
                                    ----------            ---------            ---------
  Net gain (loss) on
   investments                         226,969               18,536               46,856
                                    ----------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $237,149              $30,240              $37,228
                                    ==========            =========            =========

                                                                          PRUDENTIAL
                                                      PRUDENTIAL            SERIES
                                   JENNISON              VALUE           INTERNATIONAL
                                   PORTFOLIO           PORTFOLIO            GROWTH
                                  SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $ --               $1,663               $ --
                                    -------            ---------            -------
EXPENSES:
 Administrative charges                 (65)                  --                 --
 Mortality and expense risk
  charges                              (894)              (5,693)              (713)
                                    -------            ---------            -------
  Total expenses                       (959)              (5,693)              (713)
                                    -------            ---------            -------
  Net investment income
   (loss)                              (959)              (4,030)              (713)
                                    -------            ---------            -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 122                 (303)               (54)
 Net realized gain on
  distributions                          --                   --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         5,991               38,348              6,418
                                    -------            ---------            -------
  Net gain (loss) on
   investments                        6,113               38,045              6,364
                                    -------            ---------            -------
  Net increase (decrease) in
   net assets resulting from
   operations                        $5,154              $34,015             $5,651
                                    =======            =========            =======

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                       INVESCO
                                   VAN KAMPEN V.I.            INVESCO
                                      GROWTH AND          VAN KAMPEN V.I.
                                     INCOME FUND           COMSTOCK FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $594,500               $37,706
                                     ------------            ----------
EXPENSES:
 Administrative charges                   (16,433)               (5,261)
 Mortality and expense risk
  charges                                (536,545)              (39,411)
                                     ------------            ----------
  Total expenses                         (552,978)              (44,672)
                                     ------------            ----------
  Net investment income (loss)             41,522                (6,966)
                                     ------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 2,144,562               (83,623)
 Net realized gain on
  distributions                                --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,631,867               509,055
                                     ------------            ----------
  Net gain (loss) on
   investments                          5,776,429               425,432
                                     ------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $5,817,951              $418,466
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       INVESCO                 INVESCO              WELLS FARGO            WELLS FARGO
                                   VAN KAMPEN V.I.         VAN KAMPEN V.I.          ADVANTAGE VT          ADVANTAGE VT
                                      AMERICAN                 MID CAP              INDEX ASSET           TOTAL RETURN
                                   FRANCHISE FUND            GROWTH FUND          ALLOCATION FUND           BOND FUND
                                 SUB-ACCOUNT (6)(7)       SUB-ACCOUNT (8)(9)        SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $ --                    $ --               $12,956                $84,376
                                    -------------            ------------            ----------            -----------
EXPENSES:
 Administrative charges                   (19,164)                     --                    --                     --
 Mortality and expense risk
  charges                              (1,313,159)               (228,296)              (18,418)              (107,445)
                                    -------------            ------------            ----------            -----------
  Total expenses                       (1,332,323)               (228,296)              (18,418)              (107,445)
                                    -------------            ------------            ----------            -----------
  Net investment income
   (loss)                              (1,332,323)               (228,296)               (5,462)               (23,069)
                                    -------------            ------------            ----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 5,870,041                 650,583                22,141                 75,118
 Net realized gain on
  distributions                                --                   2,698                    --                110,670
 Net unrealized appreciation
  (depreciation) of
  investments during the year           2,068,865                 842,432                78,041                 76,152
                                    -------------            ------------            ----------            -----------
  Net gain (loss) on
   investments                          7,938,906               1,495,713               100,182                261,940
                                    -------------            ------------            ----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $6,606,583              $1,267,417               $94,720               $238,871
                                    =============            ============            ==========            ===========

                                   WELLS FARGO           WELLS FARGO           WELLS FARGO
                                   ADVANTAGE VT          ADVANTAGE VT          ADVANTAGE VT
                                    INTRINSIC           INTERNATIONAL           SMALL CAP
                                    VALUE FUND           EQUITY FUND           GROWTH FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $35,214               $17,850                  $ --
                                    ----------            ----------            ----------
EXPENSES:
 Administrative charges                     --                    --                    --
 Mortality and expense risk
  charges                              (46,395)              (24,268)              (43,157)
                                    ----------            ----------            ----------
  Total expenses                       (46,395)              (24,268)              (43,157)
                                    ----------            ----------            ----------
  Net investment income
   (loss)                              (11,181)               (6,418)              (43,157)
                                    ----------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (71,542)                3,278                 2,603
 Net realized gain on
  distributions                             --                89,016               111,995
 Net unrealized appreciation
  (depreciation) of
  investments during the year          509,816                50,968                78,511
                                    ----------            ----------            ----------
  Net gain (loss) on
   investments                         438,274               143,262               193,109
                                    ----------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $427,093              $136,844              $149,952
                                    ==========            ==========            ==========

(6) Effective April 27, 2012 Invesco V.I. Capital Appreciation Fund merged with Invesco Van Kampen V.I. Capital Growth Fund.

(7) Formerly Invesco Van Kampen V.I. Capital Growth Fund. Change effective April 30, 2012.

(8)  Funded as of April 27, 2012.

(9) Effective April 27, 2012 Invesco V.I. Capital Development Fund merged with Invesco Van Kampen V.I. Mid Cap Growth Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                 WELLS FARGO
                                             WELLS FARGO        ADVANTAGE VT         WELLS FARGO
                                             ADVANTAGE VT         SMALL CAP         ADVANTAGE VT
                                            DISCOVERY FUND       VALUE FUND       OPPORTUNITY FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $ --             $2,411                $328
                                               --------            -------             -------
EXPENSES:
 Administrative charges                              --                 --                  --
 Mortality and expense risk charges             (33,628)            (6,564)             (5,916)
                                               --------            -------             -------
  Total expenses                                (33,628)            (6,564)             (5,916)
                                               --------            -------             -------
  Net investment income (loss)                  (33,628)            (4,153)             (5,588)
                                               --------            -------             -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  134,475            (109,494)             3,716
 Net realized gain on distributions                  --                 --                 120
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      139,894            141,645              46,483
                                               --------            -------             -------
  Net gain (loss) on investments                274,369             32,151              50,319
                                               --------            -------             -------
  Net increase (decrease) in net assets
   resulting from operations                   $240,741            $27,998             $44,731
                                               ========            =======             =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------


                                  AMERICAN CENTURY VP       AMERICAN CENTURY VP
                                       VALUE FUND               GROWTH FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $49,237                   $1,130
 Net realized gain (loss) on
  security transactions                     33,615                        1
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              355,583                       19
                                      ------------               ----------
 Net increase (decrease) in
  net assets resulting from
  operations                               438,435                    1,150
                                      ------------               ----------
UNIT TRANSACTIONS:
 Purchases                               3,946,379                  686,504
 Net transfers                           1,325,694                   76,496
 Surrenders for benefit
  payments and fees                       (127,920)                    (114)
 Other transactions                          1,720                        5
 Death benefits                            (48,984)                      --
 Net annuity transactions                       --                       --
                                      ------------               ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      5,096,889                  762,891
                                      ------------               ----------
 Net increase (decrease) in
  net assets                             5,535,324                  764,041
NET ASSETS:
 Beginning of year                       1,224,520                    1,004
                                      ------------               ----------
 End of year                            $6,759,844                 $765,045
                                      ============               ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                    BALANCED WEALTH             INTERNATIONAL              SMALL/MID CAP
                                  STRATEGY PORTFOLIO           VALUE PORTFOLIO            VALUE PORTFOLIO
                                      SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $108,095                   $(72,998)                 $(211,907)
 Net realized gain (loss) on
  security transactions                  1,053,049                   (627,285)                 1,145,894
 Net realized gain on
  distributions                                 --                         --                    534,292
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,350,295                  4,822,870                  1,053,038
                                     -------------              -------------              -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             3,511,439                  4,122,587                  2,521,317
                                     -------------              -------------              -------------
UNIT TRANSACTIONS:
 Purchases                                 624,542                    205,086                    682,712
 Net transfers                           1,566,646                  1,685,005                     (5,517)
 Surrenders for benefit
  payments and fees                     (4,138,925)                (4,064,009)                (1,803,299)
 Other transactions                             45                       (564)                       337
 Death benefits                           (426,047)                  (312,654)                   (62,633)
 Net annuity transactions                       --                         --                         --
                                     -------------              -------------              -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,373,739)                (2,487,136)                (1,188,400)
                                     -------------              -------------              -------------
 Net increase (decrease) in
  net assets                             1,137,700                  1,635,451                  1,332,917
NET ASSETS:
 Beginning of year                      31,195,540                 33,537,808                 16,027,815
                                     -------------              -------------              -------------
 End of year                           $32,333,240                $35,173,259                $17,360,732
                                     =============              =============              =============

                                                                                            INVESCO
                                                           ALLIANCEBERNSTEIN VPS        VAN KAMPEN V.I.
                                ALLIANCEBERNSTEIN VPS          INTERNATIONAL                 VALUE
                                   VALUE PORTFOLIO           GROWTH PORTFOLIO          OPPORTUNITIES FUND
                                     SUB-ACCOUNT                SUB-ACCOUNT             SUB-ACCOUNT (1)
-----------------------------  -----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $1,558                   $(18,077)                 $(319,545)
 Net realized gain (loss) on
  security transactions                    86,756                   (160,902)               (10,000,459)
 Net realized gain on
  distributions                                --                         --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              68,968                  1,213,523                 21,380,873
                                     ------------              -------------             --------------
 Net increase (decrease) in
  net assets resulting from
  operations                              157,282                  1,034,544                 11,060,869
                                     ------------              -------------             --------------
UNIT TRANSACTIONS:
 Purchases                                  2,635                    132,221                    412,915
 Net transfers                           (273,426)                  (376,797)                   356,340
 Surrenders for benefit
  payments and fees                       (86,781)                (1,083,949)               (13,880,804)
 Other transactions                            --                      1,615                       (846)
 Death benefits                            (7,146)                   (79,738)                (1,364,727)
 Net annuity transactions                      --                   (110,602)                     7,219
                                     ------------              -------------             --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (364,718)                (1,517,250)               (14,469,903)
                                     ------------              -------------             --------------
 Net increase (decrease) in
  net assets                             (207,436)                  (482,706)                (3,409,034)
NET ASSETS:
 Beginning of year                      1,373,981                  8,296,426                 77,709,249
                                     ------------              -------------             --------------
 End of year                           $1,166,545                 $7,813,720                $74,300,215
                                     ============              =============             ==============

(1)  Formerly Invesco V.I. Basic Value Fund. Change effective April 30, 2012.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                 INVESCO V.I.         INVESCO V.I.
                                     CORE              GOVERNMENT
                                 EQUITY FUND         SECURITIES FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(1,599,244)           $6,856,432
 Net realized gain (loss) on
  security transactions              7,381,722             5,472,575
 Net realized gain on
  distributions                             --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       12,959,177            (8,522,754)
                                --------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                        18,741,655             3,806,253
                                --------------       ---------------
UNIT TRANSACTIONS:
 Purchases                           3,033,846             3,928,702
 Net transfers                     (10,396,868)           66,521,161
 Surrenders for benefit
  payments and fees                (31,242,528)         (119,692,458)
 Other transactions                     (2,924)               (1,210)
 Death benefits                     (3,252,861)          (13,949,935)
 Net annuity transactions                7,760                18,040
                                --------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (41,853,575)          (63,175,700)
                                --------------       ---------------
 Net increase (decrease) in
  net assets                       (23,111,920)          (59,369,447)
NET ASSETS:
 Beginning of year                 173,197,462           630,092,419
                                --------------       ---------------
 End of year                      $150,085,542          $570,722,972
                                ==============       ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                INVESCO V.I.         INVESCO V.I.         INVESCO V.I.
                               INTERNATIONAL         MID CAP CORE          SMALL CAP
                                GROWTH FUND          EQUITY FUND          EQUITY FUND
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(506,661)         $(3,408,528)         $(2,153,482)
 Net realized gain (loss) on
  security transactions             6,671,785            5,279,149            8,173,596
 Net realized gain on
  distributions                            --            1,557,793                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      16,937,683           13,883,344            7,639,338
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       23,102,807           17,311,758           13,659,452
                               --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                          7,152,204            1,027,390            1,601,680
 Net transfers                     (8,062,526)          (7,876,078)          (9,130,375)
 Surrenders for benefit
  payments and fees               (25,060,786)         (33,004,882)         (18,829,775)
 Other transactions                     2,028                9,673              (11,610)
 Death benefits                    (2,799,111)          (2,973,340)          (1,232,722)
 Net annuity transactions              (1,326)             (25,615)              (3,761)
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (28,769,517)         (42,842,852)         (27,606,563)
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets                       (5,666,710)         (25,531,094)         (13,947,111)
NET ASSETS:
 Beginning of year                184,766,004          202,356,895          129,411,744
                               --------------       --------------       --------------
 End of year                     $179,099,294         $176,825,801         $115,464,633
                               ==============       ==============       ==============

                               INVESCO V.I.
                               BALANCED RISK           INVESCO V.I.        AMERICAN CENTURY VP
                                ALLOCATION             DIVERSIFIED               MID CAP
                                   FUND               DIVIDEND FUND             VALUE FUND
                                SUB-ACCOUNT          SUB-ACCOUNT (2)           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(148,606)               $2,288                  $1,150
 Net realized gain (loss) on
  security transactions              513,801                 6,659                   1,381
 Net realized gain on
  distributions                       86,413                    --                   6,959
 Net unrealized appreciation
  (depreciation) of
  investments during the year      1,365,045                31,429                  11,530
                               -------------            ----------              ----------
 Net increase (decrease) in
  net assets resulting from
  operations                       1,816,653                40,376                  21,020
                               -------------            ----------              ----------
UNIT TRANSACTIONS:
 Purchases                           817,941                    --                  67,615
 Net transfers                     8,465,640               245,369                  47,564
 Surrenders for benefit
  payments and fees               (3,433,813)              (66,724)                (14,302)
 Other transactions                      (27)                   --                     (17)
 Death benefits                     (135,444)                   --                      --
 Net annuity transactions                 --                    --                      --
                               -------------            ----------              ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                5,714,297               178,645                 100,860
                               -------------            ----------              ----------
 Net increase (decrease) in
  net assets                       7,530,950               219,021                 121,880
NET ASSETS:
 Beginning of year                16,977,551               155,299                 100,866
                               -------------            ----------              ----------
 End of year                     $24,508,501              $374,320                $222,746
                               =============            ==========              ==========

(2)  Formerly Invesco V.I. Dividend Growth Fund. Change effective April 30,
     2012.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                               AMERICAN FUNDS
                                     AMERICAN FUNDS                GLOBAL
                                         GLOBAL                  GROWTH AND
                                       BOND FUND                INCOME FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $792,755                $3,433,078
 Net realized gain (loss) on
  security transactions                   7,779,337               (10,340,667)
 Net realized gain on
  distributions                           2,366,192                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               623,149                68,336,788
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             11,561,433                61,429,199
                                     --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                1,971,769                 2,066,890
 Net transfers                             (104,580)              (22,639,605)
 Surrenders for benefit
  payments and fees                     (47,656,224)              (63,831,166)
 Other transactions                             436                       854
 Death benefits                          (5,191,806)               (6,699,081)
 Net annuity transactions                    39,781                     9,921
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (50,940,624)              (91,092,187)
                                     --------------            --------------
 Net increase (decrease) in
  net assets                            (39,379,191)              (29,662,988)
NET ASSETS:
 Beginning of year                      290,358,620               434,840,746
                                     --------------            --------------
 End of year                           $250,979,429              $405,177,758
                                     ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                      AMERICAN FUNDS
                                AMERICAN FUNDS           BLUE CHIP
                                    ASSET               INCOME AND          AMERICAN FUNDS
                               ALLOCATION FUND          GROWTH FUND            BOND FUND
                                 SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $1,461,416            $1,034,598            $6,798,413
 Net realized gain (loss) on
  security transactions              46,104,263            15,952,620             8,590,283
 Net realized gain on
  distributions                              --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        93,271,283            54,365,323            18,560,598
                               ----------------       ---------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                        140,836,962            71,352,541            33,949,294
                               ----------------       ---------------       ---------------
UNIT TRANSACTIONS:
 Purchases                            7,234,829             2,925,413             6,528,911
 Net transfers                       (7,026,955)           (8,905,430)           66,239,048
 Surrenders for benefit
  payments and fees                (169,066,359)          (97,321,730)         (169,568,127)
 Other transactions                      (3,027)                5,178                 5,765
 Death benefits                     (30,001,762)          (12,172,387)          (21,395,114)
 Net annuity transactions             1,017,714               145,126               181,767
                               ----------------       ---------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (197,845,560)         (115,323,830)         (118,007,750)
                               ----------------       ---------------       ---------------
 Net increase (decrease) in
  net assets                        (57,008,598)          (43,971,289)          (84,058,456)
NET ASSETS:
 Beginning of year                1,060,599,005           622,184,166           981,847,060
                               ----------------       ---------------       ---------------
 End of year                     $1,003,590,407          $578,212,877          $897,788,604
                               ================       ===============       ===============


                                    AMERICAN FUNDS
                                        GLOBAL            AMERICAN FUNDS              AMERICAN FUNDS
                                     GROWTH FUND           GROWTH FUND              GROWTH-INCOME FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT                 SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(3,285,976)          $(21,302,542)                $(3,875,320)
 Net realized gain (loss) on
  security transactions                 25,258,652             82,120,295                  50,553,910
 Net realized gain on
  distributions                                 --                     --                          --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           49,225,879            255,516,387                 263,892,974
                                    --------------       ----------------            ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                            71,198,555            316,334,140                 310,571,564
                                    --------------       ----------------            ----------------
UNIT TRANSACTIONS:
 Purchases                               1,701,088             10,761,753                  10,960,837
 Net transfers                         (23,628,610)          (125,773,980)               (103,825,919)
 Surrenders for benefit
  payments and fees                    (59,366,688)          (337,654,271)               (331,185,883)
 Other transactions                         (3,055)                20,841                      13,698
 Death benefits                         (5,811,486)           (34,897,119)                (41,540,884)
 Net annuity transactions                  (37,625)               (90,135)                    122,582
                                    --------------       ----------------            ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (87,146,376)          (487,632,911)               (465,455,569)
                                    --------------       ----------------            ----------------
 Net increase (decrease) in
  net assets                           (15,947,821)          (171,298,771)               (154,884,005)
NET ASSETS:
 Beginning of year                     384,303,431          2,146,707,670               2,168,831,624
                                    --------------       ----------------            ----------------
 End of year                          $368,355,610         $1,975,408,899              $2,013,947,619
                                    ==============       ================            ================

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------


                                     AMERICAN FUNDS             AMERICAN FUNDS
                                   INTERNATIONAL FUND           NEW WORLD FUND
                                       SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(1,870,079)              $(2,413,005)
 Net realized gain (loss) on
  security transactions                    4,685,195                24,928,436
 Net realized gain on
  distributions                                   --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             81,713,816                19,967,827
                                     ---------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                              84,528,932                42,483,258
                                     ---------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 3,224,794                 1,322,932
 Net transfers                           (27,469,285)              (20,838,788)
 Surrenders for benefit
  payments and fees                      (86,189,984)              (44,164,136)
 Other transactions                              143                       367
 Death benefits                           (8,651,734)               (3,355,804)
 Net annuity transactions                    (17,522)                   17,294
                                     ---------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (119,103,588)              (67,018,135)
                                     ---------------            --------------
 Net increase (decrease) in
  net assets                             (34,574,656)              (24,534,877)
NET ASSETS:
 Beginning of year                       584,899,178               302,814,203
                                     ---------------            --------------
 End of year                            $550,324,522              $278,279,326
                                     ===============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              WELLS FARGO
                                    AMERICAN FUNDS            ADVANTAGE VT       FIDELITY VIP
                                     GLOBAL SMALL                OMEGA              GROWTH
                                 CAPITALIZATION FUND          GROWTH FUND          PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,008,419)               $(30,124)          $(106,038)
 Net realized gain (loss) on
  security transactions                  9,690,562                 138,423             326,973
 Net realized gain on
  distributions                                 --                 104,229                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           27,903,780                  54,732             675,666
                                    --------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            36,585,923                 267,260             896,601
                                    --------------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                               1,380,988                   9,413              85,689
 Net transfers                         (19,534,732)                (32,421)           (929,348)
 Surrenders for benefit
  payments and fees                    (38,410,714)               (332,819)           (922,733)
 Other transactions                          2,894                      --                   5
 Death benefits                         (2,899,877)                (45,149)            (65,964)
 Net annuity transactions                   41,489                      --                  --
                                    --------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (59,419,952)               (400,976)         (1,832,351)
                                    --------------            ------------       -------------
 Net increase (decrease) in
  net assets                           (22,834,029)               (133,716)           (935,750)
NET ASSETS:
 Beginning of year                     249,675,792               1,566,101           8,294,299
                                    --------------            ------------       -------------
 End of year                          $226,841,763              $1,432,385          $7,358,549
                                    ==============            ============       =============


                                     FIDELITY VIP         FIDELITY VIP             FIDELITY VIP
                                      CONTRAFUND            MID CAP              VALUE STRATEGIES
                                      PORTFOLIO            PORTFOLIO                PORTFOLIO
                                     SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(357,026)           $(979,055)               $(76,106)
 Net realized gain (loss) on
  security transactions                  4,806,793            4,840,329                 749,621
 Net realized gain on
  distributions                                 --            6,345,992                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            8,072,761             (336,243)                374,787
                                    --------------       --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            12,522,528            9,871,023               1,048,302
                                    --------------       --------------            ------------
UNIT TRANSACTIONS:
 Purchases                               8,710,537            1,476,844                  50,804
 Net transfers                           2,287,670           (3,412,739)              1,575,217
 Surrenders for benefit
  payments and fees                    (10,019,490)          (7,870,327)               (920,352)
 Other transactions                          2,451                2,066                    (107)
 Death benefits                         (1,156,936)            (983,541)               (100,746)
 Net annuity transactions                       --                 (324)                     --
                                    --------------       --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (175,768)         (10,788,021)                604,816
                                    --------------       --------------            ------------
 Net increase (decrease) in
  net assets                            12,346,760             (916,998)              1,653,118
NET ASSETS:
 Beginning of year                      86,389,923           80,066,155               3,980,725
                                    --------------       --------------            ------------
 End of year                           $98,736,683          $79,149,157              $5,633,843
                                    ==============       ==============            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     FIDELITY VIP
                                   DYNAMIC CAPITAL           FIDELITY VIP
                                     APPRECIATION          STRATEGIC INCOME
                                      PORTFOLIO               PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(23,485)                $42,621
 Net realized gain (loss) on
  security transactions                   214,147                   9,859
 Net realized gain on
  distributions                                --                  18,183
 Net unrealized appreciation
  (depreciation) of
  investments during the year             157,324                  61,314
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              347,986                 131,977
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 19,803                 504,637
 Net transfers                          1,061,827                 184,690
 Surrenders for benefit
  payments and fees                      (305,272)               (101,127)
 Other transactions                             8                   1,091
 Death benefits                           (32,890)               (190,370)
 Net annuity transactions                      --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       743,476                 398,921
                                     ------------            ------------
 Net increase (decrease) in
  net assets                            1,091,462                 530,898
NET ASSETS:
 Beginning of year                      1,686,429               1,079,934
                                     ------------            ------------
 End of year                           $2,777,891              $1,610,832
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  FRANKLIN                                          FRANKLIN
                                   RISING                FRANKLIN                  LARGE CAP
                                  DIVIDENDS               INCOME                     GROWTH
                               SECURITIES FUND       SECURITIES FUND            SECURITIES FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT                SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(853,998)           $86,662,530               $(1,106,462)
 Net realized gain (loss) on
  security transactions             26,973,747             (1,328,405)                4,238,752
 Net realized gain on
  distributions                             --                     --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       40,660,289            100,516,349                 7,804,089
                               ---------------       ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        66,780,038            185,850,474                10,936,379
                               ---------------       ----------------            --------------
UNIT TRANSACTIONS:
 Purchases                           5,392,483             10,577,031                   616,943
 Net transfers                      (3,447,877)           (67,471,521)               (4,769,308)
 Surrenders for benefit
  payments and fees               (112,688,674)          (287,911,272)              (18,687,734)
 Other transactions                      3,175                  7,885                       203
 Death benefits                    (11,039,389)           (31,839,601)               (1,746,994)
 Net annuity transactions               48,815                (94,307)                   (3,468)
                               ---------------       ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (121,731,467)          (376,731,785)              (24,590,358)
                               ---------------       ----------------            --------------
 Net increase (decrease) in
  net assets                       (54,951,429)          (190,881,311)              (13,653,979)
NET ASSETS:
 Beginning of year                 717,250,217          1,910,454,570               110,526,719
                               ---------------       ----------------            --------------
 End of year                      $662,298,788         $1,719,573,259               $96,872,740
                               ===============       ================            ==============

                                      FRANKLIN                 FRANKLIN                  FRANKLIN
                                       GLOBAL               SMALL-MID CAP               SMALL CAP
                                    REAL ESTATE                 GROWTH                    VALUE
                                  SECURITIES FUND          SECURITIES FUND           SECURITIES FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(128,218)              $(4,395,768)                $(718,915)
 Net realized gain (loss) on
  security transactions                 (428,993)               12,329,922                 5,673,968
 Net realized gain on
  distributions                               --                17,575,864                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          2,340,382                (5,587,565)                5,044,388
                                    ------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           1,783,171                19,922,453                 9,999,441
                                    ------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                35,493                 1,647,804                   985,627
 Net transfers                            81,617                (8,861,266)               (4,369,388)
 Surrenders for benefit
  payments and fees                     (728,456)              (37,631,342)              (12,496,355)
 Other transactions                           57                    (5,415)                  (13,483)
 Death benefits                         (139,649)               (3,299,684)               (1,091,344)
 Net annuity transactions                 11,277                    (4,766)                   (9,028)
                                    ------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (739,661)              (48,154,669)              (16,993,971)
                                    ------------            --------------            --------------
 Net increase (decrease) in
  net assets                           1,043,510               (28,232,216)               (6,994,530)
NET ASSETS:
 Beginning of year                     7,344,646               242,450,445                74,940,578
                                    ------------            --------------            --------------
 End of year                          $8,388,156              $214,218,229               $67,946,048
                                    ============            ==============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                   FRANKLIN
                                   STRATEGIC
                                    INCOME             MUTUAL SHARES
                                SECURITIES FUND       SECURITIES FUND
                                  SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $45,279,761             $2,832,876
 Net realized gain (loss) on
  security transactions              16,183,247             18,618,808
 Net realized gain on
  distributions                         997,610                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        29,324,478             92,132,100
                                ---------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                         91,785,096            113,583,784
                                ---------------       ----------------
UNIT TRANSACTIONS:
 Purchases                            6,001,838              9,762,210
 Net transfers                       54,482,425            (58,279,572)
 Surrenders for benefit
  payments and fees                (145,991,428)          (144,357,073)
 Other transactions                        (572)                11,563
 Death benefits                     (14,372,385)           (15,448,188)
 Net annuity transactions               102,955                (43,022)
                                ---------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (99,777,167)          (208,354,082)
                                ---------------       ----------------
 Net increase (decrease) in
  net assets                         (7,992,071)           (94,770,298)
NET ASSETS:
 Beginning of year                  867,439,928          1,004,834,769
                                ---------------       ----------------
 End of year                       $859,447,857           $910,064,471
                                ===============       ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      TEMPLETON
                                      DEVELOPING                TEMPLETON                 TEMPLETON
                                       MARKETS                   FOREIGN                    GROWTH
                                   SECURITIES FUND           SECURITIES FUND           SECURITIES FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(299,286)               $3,761,344                $1,431,301
 Net realized gain (loss) on
  security transactions                  5,868,514                 1,227,349                (8,787,213)
 Net realized gain on
  distributions                                 --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            9,527,048                43,807,711                82,959,105
                                    --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            15,096,276                48,796,404                75,603,193
                                    --------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                               1,057,599                 7,236,587                 6,002,554
 Net transfers                          (5,055,453)               (7,621,298)              (22,353,437)
 Surrenders for benefit
  payments and fees                    (23,044,183)              (53,815,880)              (67,605,779)
 Other transactions                           (215)                   (5,165)                    1,982
 Death benefits                         (1,319,262)               (5,707,473)               (6,883,120)
 Net annuity transactions                   (4,331)                  (53,787)                   14,759
                                    --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (28,365,845)              (59,967,016)              (90,823,041)
                                    --------------            --------------            --------------
 Net increase (decrease) in
  net assets                           (13,269,569)              (11,170,612)              (15,219,848)
NET ASSETS:
 Beginning of year                     152,028,455               335,191,339               443,684,083
                                    --------------            --------------            --------------
 End of year                          $138,758,886              $324,020,727              $428,464,235
                                    ==============            ==============            ==============

                                                                  FRANKLIN                 FRANKLIN
                                        MUTUAL                    FLEX CAP                 LARGE CAP
                                   GLOBAL DISCOVERY                GROWTH                    VALUE
                                    SECURITIES FUND           SECURITIES FUND           SECURITIES FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $4,030,760               $(1,027,166)                $(71,129)
 Net realized gain (loss) on
  security transactions                  14,968,582                 3,849,899                 (127,802)
 Net realized gain on
  distributions                          24,260,349                        --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             9,363,476                   689,389                3,375,791
                                    ---------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             52,623,167                 3,512,122                3,176,860
                                    ---------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                2,607,386                   447,643                   84,285
 Net transfers                          (42,650,780)                  736,010                 (451,155)
 Surrenders for benefit
  payments and fees                     (72,304,881)              (10,818,181)              (5,249,170)
 Other transactions                             771                    (1,992)                     303
 Death benefits                          (6,918,540)                 (713,412)                (319,432)
 Net annuity transactions                    (8,624)                   (2,454)                  (1,695)
                                    ---------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (119,274,668)              (10,352,386)              (5,936,864)
                                    ---------------            --------------            -------------
 Net increase (decrease) in
  net assets                            (66,651,501)               (6,840,264)              (2,760,004)
NET ASSETS:
 Beginning of year                      509,823,416                54,062,540               26,172,768
                                    ---------------            --------------            -------------
 End of year                           $443,171,915               $47,222,276              $23,412,764
                                    ===============            ==============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                       TEMPLETON                 HARTFORD
                                      GLOBAL BOND                BALANCED
                                    SECURITIES FUND              HLS FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT (3)
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $6,417,822                 $215,501
 Net realized gain (loss) on
  security transactions                   2,585,369                1,042,548
 Net realized gain on
  distributions                             219,614                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             7,920,482                  301,747
                                     --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             17,143,287                1,559,796
                                     --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                2,955,617                  499,991
 Net transfers                              634,331                1,105,415
 Surrenders for benefit
  payments and fees                     (14,521,117)              (2,783,778)
 Other transactions                             218                       (7)
 Death benefits                          (1,317,161)                (155,256)
 Net annuity transactions                      (718)                      --
                                     --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (12,248,830)              (1,333,635)
                                     --------------            -------------
 Net increase (decrease) in
  net assets                              4,894,457                  226,161
NET ASSETS:
 Beginning of year                      135,531,743               15,737,165
                                     --------------            -------------
 End of year                           $140,426,200              $15,963,326
                                     ==============            =============

(3)  Formerly Hartford Advisers HLS Fund. Change effective June 29, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD             HARTFORD              HARTFORD
                                   TOTAL                CAPITAL              DIVIDEND
                                RETURN BOND          APPRECIATION           AND GROWTH
                                  HLS FUND             HLS FUND              HLS FUND
                                SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $19,361,507             $(155,234)          $3,871,463
 Net realized gain (loss) on
  security transactions            14,647,012            34,222,322           21,750,818
 Net realized gain on
  distributions                            --                    --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       9,008,157            74,111,559           29,379,783
                               --------------       ---------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       43,016,676           108,178,647           55,002,064
                               --------------       ---------------       --------------
UNIT TRANSACTIONS:
 Purchases                          9,945,505            10,581,407            8,721,309
 Net transfers                     47,494,766           (33,295,122)         (17,032,543)
 Surrenders for benefit
  payments and fees               (79,917,265)          (71,776,834)         (48,881,368)
 Other transactions                     1,607                 2,255                  661
 Death benefits                    (9,490,840)           (7,470,113)          (5,315,429)
 Net annuity transactions              (5,695)               (6,832)              (4,600)
                               --------------       ---------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (31,971,922)         (101,965,239)         (62,511,970)
                               --------------       ---------------       --------------
 Net increase (decrease) in
  net assets                       11,044,754             6,213,408           (7,509,906)
NET ASSETS:
 Beginning of year                713,026,834           682,351,022          478,018,128
                               --------------       ---------------       --------------
 End of year                     $724,071,588          $688,564,430         $470,508,222
                               ==============       ===============       ==============

                                                                                  HARTFORD
                                      HARTFORD                HARTFORD          DISCIPLINED
                                  GLOBAL RESEARCH          GLOBAL GROWTH           EQUITY
                                      HLS FUND                HLS FUND            HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(4,571)               $(18,239)              $8,092
 Net realized gain (loss) on
  security transactions                   29,671                  46,496            5,519,920
 Net realized gain on
  distributions                               --                      --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            126,102                 352,666            9,204,522
                                    ------------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             151,202                 380,923           14,732,534
                                    ------------            ------------       --------------
UNIT TRANSACTIONS:
 Purchases                                10,716                   3,318            1,065,433
 Net transfers                           571,849                 (55,297)          (4,946,605)
 Surrenders for benefit
  payments and fees                     (174,838)               (157,538)          (9,484,094)
 Other transactions                          130                     (57)                  37
 Death benefits                               --                      --           (1,012,156)
 Net annuity transactions                     --                      --                 (860)
                                    ------------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      407,857                (209,574)         (14,378,245)
                                    ------------            ------------       --------------
 Net increase (decrease) in
  net assets                             559,059                 171,349              354,289
NET ASSETS:
 Beginning of year                       839,775               1,832,386           96,722,497
                                    ------------            ------------       --------------
 End of year                          $1,398,834              $2,003,735          $97,076,786
                                    ============            ============       ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                       HARTFORD
                                  HARTFORD              GROWTH
                                   GROWTH           OPPORTUNITIES
                                  HLS FUND             HLS FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(246,916)         $(2,344,996)
 Net realized gain (loss) on
  security transactions             1,654,294           10,252,441
 Net realized gain on
  distributions                            --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       2,095,863           27,233,196
                                -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        3,503,241           35,140,641
                                -------------       --------------
UNIT TRANSACTIONS:
 Purchases                            286,098            2,266,625
 Net transfers                     (5,461,262)         (13,871,979)
 Surrenders for benefit
  payments and fees                (2,365,699)         (14,078,360)
 Other transactions                    (1,549)               2,238
 Death benefits                      (276,085)          (1,422,439)
 Net annuity transactions                  --                 (604)
                                -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (7,818,497)         (27,104,519)
                                -------------       --------------
 Net increase (decrease) in
  net assets                       (4,315,256)           8,036,122
NET ASSETS:
 Beginning of year                 23,713,431          145,631,808
                                -------------       --------------
 End of year                      $19,398,175         $153,667,930
                                =============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                         HARTFORD
                                 HARTFORD            HARTFORD          INTERNATIONAL
                                HIGH YIELD             INDEX           OPPORTUNITIES
                                 HLS FUND            HLS FUND            HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $4,546,628            $273,259            $154,467
 Net realized gain (loss) on
  security transactions            3,111,981              69,602           1,112,163
 Net realized gain on
  distributions                           --                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (503,368)            366,888           4,442,469
                               -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       7,155,241             709,749           5,709,099
                               -------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                         1,733,459          16,721,821           3,533,637
 Net transfers                     7,692,125           3,669,292          (1,653,525)
 Surrenders for benefit
  payments and fees               (7,098,237)           (269,598)         (2,763,179)
 Other transactions                      187               2,381                 103
 Death benefits                   (1,642,310)            (74,817)           (199,037)
 Net annuity transactions               (558)                 --                  --
                               -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  684,666          20,049,079          (1,082,001)
                               -------------       -------------       -------------
 Net increase (decrease) in
  net assets                       7,839,907          20,758,828           4,627,098
NET ASSETS:
 Beginning of year                56,995,080           1,004,133          30,784,421
                               -------------       -------------       -------------
 End of year                     $64,834,987         $21,762,961         $35,411,519
                               =============       =============       =============

                                      HARTFORD
                                    SMALL/MID CAP          HARTFORD                  HARTFORD
                                       EQUITY            MONEY MARKET              SMALL COMPANY
                                      HLS FUND             HLS FUND                  HLS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(105,324)         $(10,870,191)               $(204,593)
 Net realized gain (loss) on
  security transactions                   840,870                    10                1,213,224
 Net realized gain on
  distributions                         1,218,489                    --                      785
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (684,353)                   (1)                 683,947
                                    -------------       ---------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,269,682           (10,870,182)               1,693,363
                                    -------------       ---------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 72,806            13,310,099                  101,407
 Net transfers                            701,772           419,789,340               (1,648,028)
 Surrenders for benefit
  payments and fees                    (1,001,411)         (536,294,754)              (1,155,960)
 Other transactions                             7                  (523)                   1,152
 Death benefits                          (159,032)          (26,616,345)                 (91,581)
 Net annuity transactions                    (765)              168,759                       --
                                    -------------       ---------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (386,623)         (129,643,424)              (2,793,010)
                                    -------------       ---------------            -------------
 Net increase (decrease) in
  net assets                              883,059          (140,513,606)              (1,099,647)
NET ASSETS:
 Beginning of year                      9,734,637           712,778,718               12,786,646
                                    -------------       ---------------            -------------
 End of year                          $10,617,696          $572,265,112              $11,686,999
                                    =============       ===============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------


                                       HARTFORD                 HARTFORD
                                    SMALLCAP GROWTH              STOCK
                                       HLS FUND                 HLS FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(184,883)                $53,590
 Net realized gain (loss) on
  security transactions                  1,139,516                 135,732
 Net realized gain on
  distributions                                 --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              477,403                  58,698
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,432,036                 248,020
                                     -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                  53,516                  12,527
 Net transfers                             551,560               3,155,198
 Surrenders for benefit
  payments and fees                     (1,298,867)               (561,585)
 Other transactions                             (1)                      1
 Death benefits                            (83,690)                (13,924)
 Net annuity transactions                       --                      --
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (777,482)              2,592,217
                                     -------------            ------------
 Net increase (decrease) in
  net assets                               654,554               2,840,237
NET ASSETS:
 Beginning of year                      10,498,003               1,791,488
                                     -------------            ------------
 End of year                           $11,152,557              $4,631,725
                                     =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       HARTFORD
                                   U.S. GOVERNMENT         HARTFORD              AMERICAN FUNDS
                                      SECURITIES             VALUE              ASSET ALLOCATION
                                       HLS FUND            HLS FUND                 HLS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $593,387            $206,342                 $(45,265)
 Net realized gain (loss) on
  security transactions                    434,004           1,185,768                2,736,652
 Net realized gain on
  distributions                                 --                  --                  110,811
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (47,139)          2,123,282                4,088,981
                                    --------------       -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                               980,252           3,515,392                6,891,179
                                    --------------       -------------            -------------
UNIT TRANSACTIONS:
 Purchases                               1,902,881           2,387,638                  674,549
 Net transfers                           9,752,280            (347,421)                 232,735
 Surrenders for benefit
  payments and fees                    (11,143,196)         (2,543,361)              (7,113,824)
 Other transactions                            212                 566                       98
 Death benefits                         (1,612,170)           (210,820)              (1,107,101)
 Net annuity transactions                       --                  --                 (128,885)
                                    --------------       -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,099,993)           (713,398)              (7,442,428)
                                    --------------       -------------            -------------
 Net increase (decrease) in
  net assets                              (119,741)          2,801,994                 (551,249)
NET ASSETS:
 Beginning of year                      52,660,139          22,608,700               50,956,329
                                    --------------       -------------            -------------
 End of year                           $52,540,398         $25,410,694              $50,405,080
                                    ==============       =============            =============

                                   AMERICAN FUNDS
                                      BLUE CHIP
                                     INCOME AND              AMERICAN FUNDS           AMERICAN FUNDS
                                       GROWTH                     BOND                  GLOBAL BOND
                                      HLS FUND                  HLS FUND                 HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(123,165)               $1,769,470                 $370,121
 Net realized gain (loss) on
  security transactions                 1,608,329                 3,721,737                1,050,596
 Net realized gain on
  distributions                           224,747                 3,563,889                  735,724
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,669,687                (3,570,703)                (625,936)
                                    -------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            3,379,598                 5,484,393                1,530,505
                                    -------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                              3,824,933                 1,810,191                  453,226
 Net transfers                          3,742,077                14,794,546               (3,099,872)
 Surrenders for benefit
  payments and fees                    (3,202,319)              (19,858,766)              (3,996,346)
 Other transactions                        10,907                    (7,224)                  (1,851)
 Death benefits                          (374,276)               (2,317,684)                (646,400)
 Net annuity transactions                      --                    (2,618)                      --
                                    -------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     4,001,322                (5,581,555)              (7,291,243)
                                    -------------            --------------            -------------
 Net increase (decrease) in
  net assets                            7,380,920                   (97,162)              (5,760,738)
NET ASSETS:
 Beginning of year                     26,643,384               160,472,941               39,651,417
                                    -------------            --------------            -------------
 End of year                          $34,024,304              $160,375,779              $33,890,679
                                    =============            ==============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     AMERICAN FUNDS
                                     GLOBAL GROWTH            AMERICAN FUNDS
                                       AND INCOME              GLOBAL GROWTH
                                        HLS FUND                 HLS FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $583,449                $(169,779)
 Net realized gain (loss) on
  security transactions                   2,977,337                  937,565
 Net realized gain on
  distributions                               6,361                  275,158
 Net unrealized appreciation
  (depreciation) of
  investments during the year             5,824,323                3,659,310
                                     --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              9,391,470                4,702,254
                                     --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  919,690                  111,872
 Net transfers                           (5,090,334)              (2,325,690)
 Surrenders for benefit
  payments and fees                      (7,531,481)              (2,222,274)
 Other transactions                          (1,814)                     376
 Death benefits                            (901,964)                (200,083)
 Net annuity transactions                      (405)                (118,545)
                                     --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (12,606,308)              (4,754,344)
                                     --------------            -------------
 Net increase (decrease) in
  net assets                             (3,214,838)                 (52,090)
NET ASSETS:
 Beginning of year                       66,209,099               25,283,096
                                     --------------            -------------
 End of year                            $62,994,261              $25,231,006
                                     ==============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS
                                    GLOBAL SMALL             AMERICAN FUNDS            AMERICAN FUNDS
                                   CAPITALIZATION                GROWTH                GROWTH-INCOME
                                      HLS FUND                  HLS FUND                  HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(199,536)              $(3,432,093)                $(478,007)
 Net realized gain (loss) on
  security transactions                 2,172,894                15,545,177                 7,035,053
 Net realized gain on
  distributions                         4,078,039                   796,651                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             837,035                27,043,026                14,349,650
                                    -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            6,888,432                39,952,761                20,906,696
                                    -------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                518,287                15,825,781                11,224,597
 Net transfers                         (4,616,780)              (13,998,223)               (5,110,505)
 Surrenders for benefit
  payments and fees                    (4,639,422)              (27,015,375)              (14,347,931)
 Other transactions                          (556)                    7,088                    15,952
 Death benefits                          (466,336)               (2,592,160)               (1,574,788)
 Net annuity transactions                    (912)                 (127,116)                 (128,554)
                                    -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (9,205,719)              (27,900,005)               (9,921,229)
                                    -------------            --------------            --------------
 Net increase (decrease) in
  net assets                           (2,317,287)               12,052,756                10,985,467
NET ASSETS:
 Beginning of year                     46,373,973               261,129,592               138,992,189
                                    -------------            --------------            --------------
 End of year                          $44,056,686              $273,182,348              $149,977,656
                                    =============            ==============            ==============

                                                                                     HARTFORD
                                    AMERICAN FUNDS           AMERICAN FUNDS         PORTFOLIO
                                    INTERNATIONAL               NEW WORLD          DIVERSIFIER
                                       HLS FUND                 HLS FUND             HLS FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $68,117                 $(32,977)           $(481,702)
 Net realized gain (loss) on
  security transactions                  3,218,502                1,841,497             (136,633)
 Net realized gain on
  distributions                                 --                2,390,192                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           23,074,383                2,280,785           (6,898,674)
                                    --------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            26,361,002                6,479,497           (7,517,009)
                                    --------------            -------------       --------------
UNIT TRANSACTIONS:
 Purchases                               6,453,248                  645,946          120,473,808
 Net transfers                          (2,455,503)              (2,176,597)          55,136,155
 Surrenders for benefit
  payments and fees                    (15,836,075)              (4,818,867)          (2,359,641)
 Other transactions                          2,433                     (315)               9,308
 Death benefits                         (1,664,377)                (428,452)            (391,440)
 Net annuity transactions                   (1,768)                      --                   --
                                    --------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (13,502,042)              (6,778,285)         172,868,190
                                    --------------            -------------       --------------
 Net increase (decrease) in
  net assets                            12,858,960                 (298,788)         165,351,181
NET ASSETS:
 Beginning of year                     170,641,799               44,694,896           37,732,732
                                    --------------            -------------       --------------
 End of year                          $183,500,759              $44,396,108         $203,083,913
                                    ==============            =============       ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                              LORD ABBETT
                                     LORD ABBETT              CALIBRATED
                                     FUNDAMENTAL               DIVIDEND
                                     EQUITY FUND              GROWTH FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT (4)
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(13,233)                $210,510
 Net realized gain (loss) on
  security transactions                     6,955                  654,635
 Net realized gain on
  distributions                           141,873                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             282,212                  734,087
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              417,807                1,599,232
                                     ------------            -------------
UNIT TRANSACTIONS:
 Purchases                              5,765,077                  182,844
 Net transfers                            980,069               (1,163,289)
 Surrenders for benefit
  payments and fees                      (139,834)              (1,059,251)
 Other transactions                             5                        1
 Death benefits                          (396,696)                (271,533)
 Net annuity transactions                      --                     (622)
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     6,208,621               (2,311,850)
                                     ------------            -------------
 Net increase (decrease) in
  net assets                            6,626,428                 (712,618)
NET ASSETS:
 Beginning of year                      3,236,300               15,527,711
                                     ------------            -------------
 End of year                           $9,862,728              $14,815,093
                                     ============            =============

(4) Formerly Lord Abbett Capital Structure Fund. Change effective September 27, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     LORD ABBETT         LORD ABBETT
                                   BOND DEBENTURE        GROWTH AND           MFS CORE
                                        FUND             INCOME FUND        EQUITY SERIES
                                     SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $3,082,508            $(65,003)          $(168,841)
 Net realized gain (loss) on
  security transactions                 3,130,925             372,621            (177,375)
 Net realized gain on
  distributions                           979,179                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             982,460             988,895           2,802,424
                                    -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            8,175,072           1,296,513           2,456,208
                                    -------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                              1,271,353             212,642             221,744
 Net transfers                          2,764,878             129,068             154,044
 Surrenders for benefit
  payments and fees                    (9,563,809)         (1,310,782)         (3,085,008)
 Other transactions                           432                  84                (173)
 Death benefits                        (1,577,406)           (183,720)           (372,112)
 Net annuity transactions                      --                  --                (263)
                                    -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (7,104,552)         (1,152,708)         (3,081,768)
                                    -------------       -------------       -------------
 Net increase (decrease) in
  net assets                            1,070,520             143,805            (625,560)
NET ASSETS:
 Beginning of year                     77,751,139          12,721,930          18,202,605
                                    -------------       -------------       -------------
 End of year                          $78,821,659         $12,865,735         $17,577,045
                                    =============       =============       =============


                                 MFS GROWTH          MFS GLOBAL            MFS HIGH
                                   SERIES           EQUITY SERIES       INCOME SERIES
                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(1,199,278)          $(181,602)         $12,755,149
 Net realized gain (loss) on
  security transactions             5,852,204           1,541,442             (813,356)
 Net realized gain on
  distributions                            --             473,105                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       4,388,622           2,329,244           13,522,798
                               --------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        9,041,548           4,162,189           25,464,591
                               --------------       -------------       --------------
UNIT TRANSACTIONS:
 Purchases                            845,789             113,969            1,485,603
 Net transfers                     12,811,556           1,952,166           15,264,860
 Surrenders for benefit
  payments and fees               (11,114,254)         (3,183,412)         (38,276,555)
 Other transactions                    17,393                (488)              (2,312)
 Death benefits                    (1,024,557)           (268,990)          (4,319,954)
 Net annuity transactions             (10,380)              4,355               50,565
                               --------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 1,525,547          (1,382,400)         (25,797,793)
                               --------------       -------------       --------------
 Net increase (decrease) in
  net assets                       10,567,095           2,779,789             (333,202)
NET ASSETS:
 Beginning of year                 59,135,987          20,438,283          218,275,129
                               --------------       -------------       --------------
 End of year                      $69,703,082         $23,218,072         $217,941,927
                               ==============       =============       ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                MFS INVESTORS
                                    GROWTH           MFS INVESTORS
                                 STOCK SERIES         TRUST SERIES
                                 SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(654,704)         $(2,604,925)
 Net realized gain (loss) on
  security transactions              2,585,448           16,997,734
 Net realized gain on
  distributions                      2,267,209                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        2,876,953           30,103,230
                                --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                         7,074,906           44,496,039
                                --------------       --------------
UNIT TRANSACTIONS:
 Purchases                             193,379            1,836,074
 Net transfers                      (3,725,598)         (16,058,883)
 Surrenders for benefit
  payments and fees                 (7,859,295)         (47,711,604)
 Other transactions                      7,758                2,469
 Death benefits                       (680,140)          (4,698,617)
 Net annuity transactions              (22,434)              (5,823)
                                --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (12,086,330)         (66,636,384)
                                --------------       --------------
 Net increase (decrease) in
  net assets                        (5,011,424)         (22,140,345)
NET ASSETS:
 Beginning of year                  49,603,781          284,383,098
                                --------------       --------------
 End of year                       $44,592,357         $262,242,753
                                ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                MFS MID CAP                 MFS NEW              MFS TOTAL
                               GROWTH SERIES            DISCOVERY SERIES       RETURN SERIES
                                SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(1,150,510)              $(3,762,390)           $8,216,893
 Net realized gain (loss) on
  security transactions            (2,219,505)                6,850,637             6,096,123
 Net realized gain on
  distributions                            --                17,831,089                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      11,877,793                13,450,252            63,911,508
                               --------------            --------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                        8,507,778                34,369,588            78,224,524
                               --------------            --------------       ---------------
UNIT TRANSACTIONS:
 Purchases                            420,795                 1,918,090             4,399,784
 Net transfers                     (3,239,585)              (23,721,934)          (12,455,465)
 Surrenders for benefit
  payments and fees               (11,217,528)              (34,842,711)         (141,777,222)
 Other transactions                    (3,468)                   (8,782)               (1,075)
 Death benefits                      (845,024)               (2,714,167)          (16,653,911)
 Net annuity transactions              20,561                   (25,816)               93,459
                               --------------            --------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (14,864,249)              (59,395,320)         (166,394,430)
                               --------------            --------------       ---------------
 Net increase (decrease) in
  net assets                       (6,356,471)              (25,025,732)          (88,169,906)
NET ASSETS:
 Beginning of year                 63,849,051               209,863,266           898,521,008
                               --------------            --------------       ---------------
 End of year                      $57,492,580              $184,837,534          $810,351,102
                               ==============            ==============       ===============

                                 MFS VALUE           MFS RESEARCH             MFS RESEARCH
                                   SERIES            BOND SERIES          INTERNATIONAL SERIES
                                SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(199,033)          $3,863,305                 $265,725
 Net realized gain (loss) on
  security transactions            12,178,999           10,731,434               (2,793,757)
 Net realized gain on
  distributions                     2,560,572            2,353,419                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      32,127,727            1,806,784                8,605,544
                               --------------       --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       46,668,265           18,754,942                6,077,512
                               --------------       --------------            -------------
UNIT TRANSACTIONS:
 Purchases                         11,450,755            5,578,270                  177,077
 Net transfers                    (15,074,098)          67,662,758                 (850,427)
 Surrenders for benefit
  payments and fees               (47,382,480)         (58,675,746)              (7,328,689)
 Other transactions                    (2,696)                 198                      297
 Death benefits                    (4,656,891)          (5,920,134)                (688,423)
 Net annuity transactions             (38,627)             (10,295)                   1,740
                               --------------       --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (55,704,037)           8,635,051               (8,688,425)
                               --------------       --------------            -------------
 Net increase (decrease) in
  net assets                       (9,035,772)          27,389,993               (2,610,913)
NET ASSETS:
 Beginning of year                342,014,550          336,634,052               44,693,626
                               --------------       --------------            -------------
 End of year                     $332,978,778         $364,024,045              $42,082,713
                               ==============       ==============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                               BLACKROCK
                                     MFS RESEARCH                GLOBAL
                                        SERIES            ALLOCATION V.I. FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(198,986)                $20,300
 Net realized gain (loss) on
  security transactions                  1,544,012                  (5,645)
 Net realized gain on
  distributions                                 --                   8,266
 Net unrealized appreciation
  (depreciation) of
  investments during the year            3,674,912                  59,130
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             5,019,938                  82,051
                                     -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 208,945               1,895,434
 Net transfers                           3,693,178                  98,113
 Surrenders for benefit
  payments and fees                     (6,438,311)               (126,328)
 Other transactions                            142                     195
 Death benefits                           (571,561)                     --
 Net annuity transactions                       --                      --
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (3,107,607)              1,867,414
                                     -------------            ------------
 Net increase (decrease) in
  net assets                             1,912,331               1,949,465
NET ASSETS:
 Beginning of year                      33,533,133                 586,773
                                     -------------            ------------
 End of year                           $35,445,464              $2,536,238
                                     =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        BLACKROCK                 BLACKROCK               BLACKROCK
                                         GLOBAL                   LARGE CAP                 EQUITY
                                 OPPORTUNITIES V.I. FUND       GROWTH V.I. FUND       DIVIDEND V.I. FUND
                                       SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(4,033)                   $(8,227)                $83,105
 Net realized gain (loss) on
  security transactions                     64,490                     88,563                  36,771
 Net realized gain on
  distributions                                 --                     71,628                   6,625
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (10,815)                    (5,614)                300,859
                                       -----------               ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                                49,642                    146,350                 427,360
                                       -----------               ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                      --                      6,245               4,979,685
 Net transfers                             (26,072)                   (77,058)              1,038,604
 Surrenders for benefit
  payments and fees                       (104,938)                  (234,358)               (113,683)
 Other transactions                             --                          1                   7,435
 Death benefits                            (21,943)                    (7,390)                     --
 Net annuity transactions                       --                         --                      --
                                       -----------               ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (152,953)                  (312,560)              5,912,041
                                       -----------               ------------            ------------
 Net increase (decrease) in
  net assets                              (103,311)                  (166,210)              6,339,401
NET ASSETS:
 Beginning of year                         448,267                  1,147,597               1,728,069
                                       -----------               ------------            ------------
 End of year                              $344,956                   $981,387              $8,067,470
                                       ===========               ============            ============

                                                           INVESCO
                                UIF MID CAP            VAN KAMPEN V.I.          MORGAN STANLEY
                                  GROWTH                  AMERICAN               FOCUS GROWTH
                                 PORTFOLIO               VALUE FUND               PORTFOLIO
                                SUB-ACCOUNT            SUB-ACCOUNT (5)           SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(373,542)               $(131,457)               $(17,863)
 Net realized gain (loss) on
  security transactions            2,142,830                1,554,648                  50,261
 Net realized gain on
  distributions                    3,040,384                       --                  40,520
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (3,089,008)               1,004,710                  37,741
                               -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                       1,720,664                2,427,901                 110,659
                               -------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                           134,144                   84,547                     500
 Net transfers                    (2,694,837)                (795,968)                  3,115
 Surrenders for benefit
  payments and fees               (3,006,996)              (1,944,806)               (322,943)
 Other transactions                     (221)                     (33)                     14
 Death benefits                     (287,978)                (155,329)                     --
 Net annuity transactions                 --                       --                      --
                               -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (5,855,888)              (2,811,589)               (319,314)
                               -------------            -------------            ------------
 Net increase (decrease) in
  net assets                      (4,135,224)                (383,688)               (208,655)
NET ASSETS:
 Beginning of year                26,367,296               16,021,119               1,077,590
                               -------------            -------------            ------------
 End of year                     $22,232,072              $15,637,431                $868,935
                               =============            =============            ============

(5) Formerly Invesco Van Kampen V.I. Mid Cap Value Fund. Change effective July 15, 2012.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    MORGAN STANLEY         MORGAN STANLEY
                                      MULTI CAP                MID CAP
                                        GROWTH                 GROWTH
                                      PORTFOLIO               PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(40,144)              $(13,103)
 Net realized gain (loss) on
  security transactions                   171,682                 22,148
 Net realized gain on
  distributions                           154,113                 68,884
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (48,855)               (34,906)
                                     ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                              236,796                 43,023
                                     ------------            -----------
UNIT TRANSACTIONS:
 Purchases                                 28,021                     --
 Net transfers                            (88,834)               (27,720)
 Surrenders for benefit
  payments and fees                      (355,002)              (242,376)
 Other transactions                           101                      2
 Death benefits                           (65,821)                    --
 Net annuity transactions                      --                     --
                                     ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (481,535)              (270,094)
                                     ------------            -----------
 Net increase (decrease) in
  net assets                             (244,739)              (227,071)
NET ASSETS:
 Beginning of year                      2,416,988                863,063
                                     ------------            -----------
 End of year                           $2,172,249               $635,992
                                     ============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                       OPPENHEIMER
                                   MORGAN STANLEY              BLACKROCK                 CAPITAL
                                  FLEXIBLE INCOME               CAPITAL                APPRECIATION
                                     PORTFOLIO          APPRECIATION V.I. FUND           FUND/VA
                                    SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $46,161                  $(2,510)                 $(36,165)
 Net realized gain (loss) on
  security transactions                  (15,798)                  33,004                   183,224
 Net realized gain on
  distributions                               --                   88,077                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             68,453                  184,523                   169,969
                                    ------------             ------------              ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              98,816                  303,094                   317,028
                                    ------------             ------------              ------------
UNIT TRANSACTIONS:
 Purchases                                    --                4,462,043                     2,574
 Net transfers                           145,246                1,002,315                   (39,360)
 Surrenders for benefit
  payments and fees                      (65,617)                (104,595)                 (398,174)
 Other transactions                           --                    4,052                        (2)
 Death benefits                          (12,699)                      --                   (16,608)
 Net annuity transactions                     --                       --                        --
                                    ------------             ------------              ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       66,930                5,363,815                  (451,570)
                                    ------------             ------------              ------------
 Net increase (decrease) in
  net assets                             165,746                5,666,909                  (134,542)
NET ASSETS:
 Beginning of year                       869,813                1,520,195                 2,625,631
                                    ------------             ------------              ------------
 End of year                          $1,035,559               $7,187,104                $2,491,089
                                    ============             ============              ============

                                                                                      OPPENHEIMER
                                     OPPENHEIMER             OPPENHEIMER              MAIN STREET
                                  GLOBAL SECURITIES          MAIN STREET           SMALL- & MID-CAP
                                       FUND/VA                 FUND/VA                  FUND/VA
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $117,309                $(36,759)               $(363,257)
 Net realized gain (loss) on
  security transactions                 1,344,272                 340,460                3,051,172
 Net realized gain on
  distributions                                --                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,321,150                 219,787                1,440,101
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            4,782,731                 523,488                4,128,016
                                    -------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                208,667                   5,356                  186,605
 Net transfers                         (3,286,983)                285,878               (1,450,269)
 Surrenders for benefit
  payments and fees                    (2,606,056)               (394,634)              (3,370,337)
 Other transactions                          (638)                  1,596                     (146)
 Death benefits                          (293,786)                (51,849)                (294,380)
 Net annuity transactions                      --                      --                       --
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (5,978,796)               (153,653)              (4,928,527)
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets                           (1,196,065)                369,835                 (800,511)
NET ASSETS:
 Beginning of year                     28,503,955               3,355,752               28,677,185
                                    -------------            ------------            -------------
 End of year                          $27,307,890              $3,725,587              $27,876,674
                                    =============            ============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     OPPENHEIMER          PUTNAM VT
                                        VALUE            DIVERSIFIED
                                       FUND/VA           INCOME FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(8,382)          $3,694,905
 Net realized gain (loss) on
  security transactions                    47,085              671,999
 Net realized gain on
  distributions                                --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             125,339            4,164,855
                                     ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                              164,042            8,531,759
                                     ------------       --------------
UNIT TRANSACTIONS:
 Purchases                                  7,516              683,723
 Net transfers                             61,100            7,375,659
 Surrenders for benefit
  payments and fees                      (204,440)         (11,755,395)
 Other transactions                            --                 (102)
 Death benefits                                --           (1,114,062)
 Net annuity transactions                      --                   --
                                     ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (135,824)          (4,810,177)
                                     ------------       --------------
 Net increase (decrease) in
  net assets                               28,218            3,721,582
NET ASSETS:
 Beginning of year                      1,541,212           87,183,520
                                     ------------       --------------
 End of year                           $1,569,430          $90,905,102
                                     ============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     PUTNAM VT               PUTNAM VT               PUTNAM VT
                                    GLOBAL ASSET           INTERNATIONAL           INTERNATIONAL
                                  ALLOCATION FUND            VALUE FUND             EQUITY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(68,178)                $18,821                  $6,524
 Net realized gain (loss) on
  security transactions                  222,455                 (13,391)                (24,449)
 Net realized gain on
  distributions                               --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            757,290                 195,889                 249,025
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             911,567                 201,319                 231,100
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                51,701                   1,090                  21,888
 Net transfers                         1,392,253                 166,709                 (40,937)
 Surrenders for benefit
  payments and fees                     (927,505)               (301,959)               (131,096)
 Other transactions                          (47)                    (59)                    117
 Death benefits                          (21,715)                     --                 (27,594)
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      494,687                (134,219)               (177,622)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                           1,406,254                  67,100                  53,478
NET ASSETS:
 Beginning of year                     7,120,025               1,238,367               1,250,369
                                    ------------            ------------            ------------
 End of year                          $8,526,279              $1,305,467              $1,303,847
                                    ============            ============            ============

                                                           PUTNAM VT
                                    PUTNAM VT              SMALL CAP               PUTNAM VT
                                  INVESTORS FUND           VALUE FUND             VOYAGER FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $486                $(33,601)               $(36,476)
 Net realized gain (loss) on
  security transactions                     (8)                303,233                   5,405
 Net realized gain on
  distributions                             --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            9,778                  74,338                 320,814
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            10,256                 343,970                 289,743
                                    ----------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              96,715                  21,641               4,014,186
 Net transfers                         (47,412)               (590,302)              1,612,656
 Surrenders for benefit
  payments and fees                       (665)               (333,338)               (149,658)
 Other transactions                         27                    (118)                    482
 Death benefits                             --                  (5,849)                (52,075)
 Net annuity transactions                   --                      --                      --
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     48,665                (907,966)              5,425,591
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets                            58,921                (563,996)              5,715,334
NET ASSETS:
 Beginning of year                      70,658               2,799,023               2,079,361
                                    ----------            ------------            ------------
 End of year                          $129,579              $2,235,027              $7,794,695
                                    ==========            ============            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                      PUTNAM VT                 PIMCO
                                        EQUITY                ALL ASSET
                                     INCOME FUND                 FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $13,933                 $51,602
 Net realized gain (loss) on
  security transactions                    17,973                   2,653
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             143,541                  66,157
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              175,447                 120,412
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                140,184               1,140,158
 Net transfers                            118,637                  82,659
 Surrenders for benefit
  payments and fees                       (40,336)                (28,016)
 Other transactions                          (126)                    148
 Death benefits                           (31,279)                     --
 Net annuity transactions                      --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       187,080               1,194,949
                                     ------------            ------------
 Net increase (decrease) in
  net assets                              362,527               1,315,361
NET ASSETS:
 Beginning of year                        883,394                 311,615
                                     ------------            ------------
 End of year                           $1,245,921              $1,626,976
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              PIMCO
                                       PIMCO                  GLOBAL            JENNISON 20/20
                                   EQS PATHFINDER          MULTI-ASSET              FOCUS
                                        FUND                   FUND               PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $10,180               $11,704               $(9,628)
 Net realized gain (loss) on
  security transactions                   16,642                  (213)               33,800
 Net realized gain on
  distributions                               --                 2,886                19,198
 Net unrealized appreciation
  (depreciation) of
  investments during the year            210,327                15,863                (6,142)
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             237,149                30,240                37,228
                                    ------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                             3,926,814               408,381                    84
 Net transfers                           901,038                38,711               (72,791)
 Surrenders for benefit
  payments and fees                      (92,377)               (4,757)               (4,427)
 Other transactions                           81                    (5)                   --
 Death benefits                               --                    --               (13,523)
 Net annuity transactions                     --                    --                    --
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    4,735,556               442,330               (90,657)
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets                           4,972,705               472,570               (53,429)
NET ASSETS:
 Beginning of year                     1,276,923               264,759               512,677
                                    ------------            ----------            ----------
 End of year                          $6,249,628              $737,329              $459,248
                                    ============            ==========            ==========

                                                                              PRUDENTIAL
                                                         PRUDENTIAL             SERIES
                                    JENNISON               VALUE             INTERNATIONAL
                                    PORTFOLIO            PORTFOLIO              GROWTH
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(959)              $(4,030)               $(713)
 Net realized gain (loss) on
  security transactions                   122                  (303)                 (54)
 Net realized gain on
  distributions                            --                    --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           5,991                38,348                6,418
                                    ---------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            5,154                34,015                5,651
                                    ---------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                 --                    84                   --
 Net transfers                             --                    --                   --
 Surrenders for benefit
  payments and fees                        (2)               (3,008)                  (1)
 Other transactions                        --                    (1)                  --
 Death benefits                            --                    --                   --
 Net annuity transactions                  --                    --                   --
                                    ---------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        (2)               (2,925)                  (1)
                                    ---------            ----------            ---------
 Net increase (decrease) in
  net assets                            5,152                31,090                5,650
NET ASSETS:
 Beginning of year                     39,005               284,514               29,418
                                    ---------            ----------            ---------
 End of year                          $44,157              $315,604              $35,068
                                    =========            ==========            =========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                        INVESCO
                                    VAN KAMPEN V.I.              INVESCO
                                       GROWTH AND            VAN KAMPEN V.I.
                                      INCOME FUND             COMSTOCK FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $41,522                 $(6,966)
 Net realized gain (loss) on
  security transactions                   2,144,562                 (83,623)
 Net realized gain on
  distributions                                  --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             3,631,867                 509,055
                                     --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              5,817,951                 418,466
                                     --------------            ------------
UNIT TRANSACTIONS:
 Purchases                                  250,548                   6,902
 Net transfers                           (4,353,405)               (156,746)
 Surrenders for benefit
  payments and fees                      (5,592,311)               (340,443)
 Other transactions                          (1,415)                      3
 Death benefits                            (783,754)                (12,748)
 Net annuity transactions                        --                      --
                                     --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (10,480,337)               (503,032)
                                     --------------            ------------
 Net increase (decrease) in
  net assets                             (4,662,386)                (84,566)
NET ASSETS:
 Beginning of year                       49,253,592               2,715,455
                                     --------------            ------------
 End of year                            $44,591,206              $2,630,889
                                     ==============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       INVESCO                   INVESCO                WELLS FARGO             WELLS FARGO
                                   VAN KAMPEN V.I.           VAN KAMPEN V.I.           ADVANTAGE VT            ADVANTAGE VT
                                       AMERICAN                  MID CAP                INDEX ASSET            TOTAL RETURN
                                    FRANCHISE FUND             GROWTH FUND            ALLOCATION FUND            BOND FUND
                                  SUB-ACCOUNT (6)(7)        SUB-ACCOUNT (8)(9)          SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,332,323)                $(228,296)               $(5,462)                $(23,069)
 Net realized gain (loss) on
  security transactions                  5,870,041                   650,583                 22,141                   75,118
 Net realized gain on
  distributions                                 --                     2,698                     --                  110,670
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,068,865                   842,432                 78,041                   76,152
                                    --------------            --------------            -----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             6,606,583                 1,267,417                 94,720                  238,871
                                    --------------            --------------            -----------            -------------
UNIT TRANSACTIONS:
 Purchases                                 635,123                   195,441                  4,511                   23,421
 Net transfers                          (6,024,823)              (16,984,479)               162,708                  763,230
 Surrenders for benefit
  payments and fees                    (12,084,218)               (1,533,351)              (337,656)              (1,177,557)
 Other transactions                          2,655                    (4,322)                     2                      336
 Death benefits                         (1,144,224)                  (50,400)                    --                 (314,610)
 Net annuity transactions                   66,013                     4,356                     --                       --
                                    --------------            --------------            -----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (18,549,474)              (18,372,755)              (170,435)                (705,180)
                                    --------------            --------------            -----------            -------------
 Net increase (decrease) in
  net assets                           (11,942,891)              (17,105,338)               (75,715)                (466,309)
NET ASSETS:
 Beginning of year                      74,784,968                25,373,606                893,823                5,917,870
                                    --------------            --------------            -----------            -------------
 End of year                           $62,842,077                $8,268,268               $818,108               $5,451,561
                                    ==============            ==============            ===========            =============

                                    WELLS FARGO             WELLS FARGO             WELLS FARGO
                                    ADVANTAGE VT            ADVANTAGE VT            ADVANTAGE VT
                                     INTRINSIC             INTERNATIONAL             SMALL CAP
                                     VALUE FUND             EQUITY FUND             GROWTH FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(11,181)                $(6,418)               $(43,157)
 Net realized gain (loss) on
  security transactions                  (71,542)                  3,278                   2,603
 Net realized gain on
  distributions                               --                  89,016                 111,995
 Net unrealized appreciation
  (depreciation) of
  investments during the year            509,816                  50,968                  78,511
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             427,093                 136,844                 149,952
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                17,865                  10,558                   7,110
 Net transfers                          (174,634)                 92,613                 (79,934)
 Surrenders for benefit
  payments and fees                     (434,948)               (331,537)               (387,040)
 Other transactions                            5                      --                       4
 Death benefits                          (39,076)                (21,796)                (19,873)
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (630,788)               (250,162)               (479,733)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                            (203,695)               (113,318)               (329,781)
NET ASSETS:
 Beginning of year                     2,681,276               1,386,842               2,489,270
                                    ------------            ------------            ------------
 End of year                          $2,477,581              $1,273,524              $2,159,489
                                    ============            ============            ============

(6) Effective April 27, 2012 Invesco V.I. Capital Appreciation Fund merged with Invesco Van Kampen V.I. Capital Growth Fund.

(7) Formerly Invesco Van Kampen V.I. Capital Growth Fund. Change effective April 30, 2012.

(8)  Funded as of April 27, 2012.

(9) Effective April 27, 2012 Invesco V.I. Capital Development Fund merged with Invesco Van Kampen V.I. Mid Cap Growth Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                             WELLS FARGO
                                     WELLS FARGO            ADVANTAGE VT           WELLS FARGO
                                     ADVANTAGE VT             SMALL CAP            ADVANTAGE VT
                                    DISCOVERY FUND           VALUE FUND          OPPORTUNITY FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(33,628)               $(4,153)              $(5,588)
 Net realized gain (loss) on
  security transactions                   134,475               (109,494)                3,716
 Net realized gain on
  distributions                                --                     --                   120
 Net unrealized appreciation
  (depreciation) of
  investments during the year             139,894                141,645                46,483
                                     ------------            -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              240,741                 27,998                44,731
                                     ------------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                     --                     --                    --
 Net transfers                              6,949                 26,977               (37,581)
 Surrenders for benefit
  payments and fees                      (185,352)              (201,448)               (8,095)
 Other transactions                            (2)                  (101)                    1
 Death benefits                           (45,092)               (10,556)                   --
 Net annuity transactions                      --                     --                    --
                                     ------------            -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (223,497)              (185,128)              (45,675)
                                     ------------            -----------            ----------
 Net increase (decrease) in
  net assets                               17,244               (157,130)                 (944)
NET ASSETS:
 Beginning of year                      1,601,116                436,787               352,314
                                     ------------            -----------            ----------
 End of year                           $1,618,360               $279,657              $351,370
                                     ============            ===========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                  AMERICAN CENTURY VP       AMERICAN CENTURY VP
                                       VALUE FUND               GROWTH FUND
                                    SUB-ACCOUNT (A)           SUB-ACCOUNT (B)
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $2,983                   $ --
 Net realized gain (loss) on
  security transactions                      1,134                     --
 Net realized gain on
  distributions                                 --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               49,112                     (3)
                                      ------------                -------
 Net increase (decrease) in
  net assets resulting from
  operations                                53,229                     (3)
                                      ------------                -------
UNIT TRANSACTIONS:
 Purchases                                 945,396                  1,000
 Net transfers                             232,514                     --
 Surrenders for benefit
  payments and fees                         (7,018)                    --
 Other transactions                            399                      7
 Death benefits                                 --                     --
 Net annuity transactions                       --                     --
                                      ------------                -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      1,171,291                  1,007
                                      ------------                -------
 Net increase (decrease) in
  net assets                             1,224,520                  1,004
NET ASSETS:
 Beginning of year                              --                     --
                                      ------------                -------
 End of year                            $1,224,520                 $1,004
                                      ============                =======

(a)  Funded as of June 28, 2011.

(b) Funded as of December 29, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                    BALANCED WEALTH             INTERNATIONAL              SMALL/MID CAP
                                  STRATEGY PORTFOLIO           VALUE PORTFOLIO            VALUE PORTFOLIO
                                      SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $205,930                   $925,054                  $(228,117)
 Net realized gain (loss) on
  security transactions                    441,944                    (69,227)                   355,468
 Net realized gain on
  distributions                                 --                         --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (2,034,707)                (9,074,106)                (1,966,440)
                                     -------------              -------------              -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (1,386,833)                (8,218,279)                (1,839,089)
                                     -------------              -------------              -------------
UNIT TRANSACTIONS:
 Purchases                               1,387,462                    405,982                    757,929
 Net transfers                             974,291                  3,829,518                 (3,190,768)
 Surrenders for benefit
  payments and fees                     (3,401,291)                (2,153,638)                (1,220,151)
 Other transactions                             80                        938                        (67)
 Death benefits                           (727,792)                  (394,527)                   (90,725)
 Net annuity transactions                       --                         --                         --
                                     -------------              -------------              -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,767,250)                 1,688,273                 (3,743,782)
                                     -------------              -------------              -------------
 Net increase (decrease) in
  net assets                            (3,154,083)                (6,530,006)                (5,582,871)
NET ASSETS:
 Beginning of year                      34,349,623                 40,067,814                 21,610,686
                                     -------------              -------------              -------------
 End of year                           $31,195,540                $33,537,808                $16,027,815
                                     =============              =============              =============

                                                           ALLIANCEBERNSTEIN VPS     INVESCO V.I.
                                ALLIANCEBERNSTEIN VPS          INTERNATIONAL         BASIC VALUE
                                   VALUE PORTFOLIO           GROWTH PORTFOLIO            FUND
                                     SUB-ACCOUNT                SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(5,128)                  $112,249             $(985,722)
 Net realized gain (loss) on
  security transactions                    15,248                     91,554            (4,970,512)
 Net realized gain on
  distributions                                --                         --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (49,586)                (1,969,717)            1,574,355
                                     ------------              -------------        --------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (39,466)                (1,765,914)           (4,381,879)
                                     ------------              -------------        --------------
UNIT TRANSACTIONS:
 Purchases                                  9,132                     82,797               536,064
 Net transfers                            258,362                   (261,242)           (8,626,555)
 Surrenders for benefit
  payments and fees                      (104,596)                  (457,842)          (15,537,211)
 Other transactions                            --                       (157)                 (211)
 Death benefits                                --                     (9,055)           (1,514,558)
 Net annuity transactions                      --                    123,475               (16,772)
                                     ------------              -------------        --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       162,898                   (522,024)          (25,159,243)
                                     ------------              -------------        --------------
 Net increase (decrease) in
  net assets                              123,432                 (2,287,938)          (29,541,122)
NET ASSETS:
 Beginning of year                      1,250,549                 10,584,364           107,250,371
                                     ------------              -------------        --------------
 End of year                           $1,373,981                 $8,296,426           $77,709,249
                                     ============              =============        ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      INVESCO V.I.         INVESCO V.I.
                                        CAPITAL                CORE
                                   APPRECIATION FUND       EQUITY FUND
                                      SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(804,190)         $(2,004,876)
 Net realized gain (loss) on
  security transactions                     171,174            6,423,564
 Net realized gain on
  distributions                                  --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (3,537,979)          (6,376,719)
                                     --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (4,170,995)          (1,958,031)
                                     --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                  242,835            1,755,901
 Net transfers                           (1,532,555)         (14,586,290)
 Surrenders for benefit
  payments and fees                      (8,422,753)         (29,960,130)
 Other transactions                             216                 (273)
 Death benefits                            (695,459)          (3,071,985)
 Net annuity transactions                   (19,115)             (30,895)
                                     --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (10,426,831)         (45,893,672)
                                     --------------       --------------
 Net increase (decrease) in
  net assets                            (14,597,826)         (47,851,703)
NET ASSETS:
 Beginning of year                       52,753,498          221,049,165
                                     --------------       --------------
 End of year                            $38,155,672         $173,197,462
                                     ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                INVESCO V.I.               INVESCO V.I.         INVESCO V.I.
                                 GOVERNMENT               INTERNATIONAL         MID CAP CORE
                               SECURITIES FUND             GROWTH FUND          EQUITY FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT (C)        SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $12,143,323                  $(453,562)         $(3,726,396)
 Net realized gain (loss) on
  security transactions             1,226,834                 (2,095,686)           1,640,201
 Net realized gain on
  distributions                            --                         --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      25,910,095                (13,841,984)         (16,722,959)
                               --------------             --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       39,280,252                (16,391,232)         (18,809,154)
                               --------------             --------------       --------------
UNIT TRANSACTIONS:
 Purchases                          4,893,447                  4,261,890            1,738,757
 Net transfers                     (5,270,198)                 1,509,019           (2,823,979)
 Surrenders for benefit
  payments and fees              (112,457,886)               (22,490,404)         (39,006,157)
 Other transactions                     4,302                      3,551                1,722
 Death benefits                   (13,787,045)                (2,898,257)          (2,932,521)
 Net annuity transactions             (85,662)                   (18,499)               7,290
                               --------------             --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions              (126,703,042)               (19,632,700)         (43,014,888)
                               --------------             --------------       --------------
 Net increase (decrease) in
  net assets                      (87,422,790)               (36,023,932)         (61,824,042)
NET ASSETS:
 Beginning of year                717,515,209                220,789,936          264,180,937
                               --------------             --------------       --------------
 End of year                     $630,092,419               $184,766,004         $202,356,895
                               ==============             ==============       ==============

                                                                                  INVESCO V.I.
                                INVESCO V.I.             INVESCO V.I.             BALANCED RISK
                                 SMALL CAP                  CAPITAL                ALLOCATION
                                EQUITY FUND            DEVELOPMENT FUND               FUND
                                SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT (D)(E)
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(2,546,426)               $(630,063)                $232,175
 Net realized gain (loss) on
  security transactions               651,002               (1,537,025)                 250,439
 Net realized gain on
  distributions                            --                       --                1,641,579
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (2,813,077)              (2,841,893)              (1,286,082)
                               --------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (4,708,501)              (5,008,981)                 838,111
                               --------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                          2,169,275                  388,316                  478,680
 Net transfers                      6,438,512               26,192,426                3,034,480
 Surrenders for benefit
  payments and fees               (19,854,465)              (6,025,473)              (1,407,424)
 Other transactions                     2,767                     (429)                     142
 Death benefits                    (2,084,706)                (416,604)                      --
 Net annuity transactions              35,145                       --                       --
                               --------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (13,293,472)              20,138,236                2,105,878
                               --------------            -------------            -------------
 Net increase (decrease) in
  net assets                      (18,001,973)              15,129,255                2,943,989
NET ASSETS:
 Beginning of year                147,413,717               10,244,351               14,033,562
                               --------------            -------------            -------------
 End of year                     $129,411,744              $25,373,606              $16,977,551
                               ==============            =============            =============

(c) Effective April 29, 2011 Invesco Van Kampen V.I. International Growth Equity Fund merged with Invesco V.I. International Growth Fund.

(d) Funded as of January 28, 2011.

(e) Effective April 29, 2011 Invesco V.I. Global Multi-Asset Fund merged with Invesco V.I. Balanced Risk Allocation Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     INVESCO V.I.         AMERICAN CENTURY VP
                                       DIVIDEND                 MID CAP
                                     GROWTH FUND               VALUE FUND
                                  SUB-ACCOUNT (F)(G)        SUB-ACCOUNT (H)
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $603                      $68
 Net realized gain (loss) on
  security transactions                  (15,621)                     166
 Net realized gain on
  distributions                               --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             11,299                    4,915
                                      ----------               ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              (3,719)                   5,149
                                      ----------               ----------
UNIT TRANSACTIONS:
 Purchases                                    --                   96,188
 Net transfers                            14,662                     (473)
 Surrenders for benefit
  payments and fees                      (47,783)                      --
 Other transactions                           --                        2
 Death benefits                               --                       --
 Net annuity transactions                     --                       --
                                      ----------               ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (33,121)                  95,717
                                      ----------               ----------
 Net increase (decrease) in
  net assets                             (36,840)                 100,866
NET ASSETS:
 Beginning of year                       192,139                       --
                                      ----------               ----------
 End of year                            $155,299                 $100,866
                                      ==========               ==========

(f)  Funded as of April 29, 2011.

(g) Effective April 29, 2011 Invesco V.I. Select Dimensions Dividend Growth Portfolio merged with Invesco V.I. Dividend Growth Fund.

(h) Funded as of July 13, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         AMERICAN FUNDS
                                    AMERICAN FUNDS           GLOBAL             AMERICAN FUNDS
                                        GLOBAL             GROWTH AND               ASSET
                                      BOND FUND            INCOME FUND         ALLOCATION FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $2,936,092            $4,634,855               $984,855
 Net realized gain (loss) on
  security transactions                  1,271,213           (15,205,296)            16,337,882
 Net realized gain on
  distributions                          1,536,506                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,471,131           (20,814,871)           (19,569,934)
                                    --------------       ---------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                             7,214,942           (31,385,312)            (2,247,197)
                                    --------------       ---------------       ----------------
UNIT TRANSACTIONS:
 Purchases                               2,268,712             3,236,679              5,113,601
 Net transfers                          31,558,425           (23,889,508)           (23,764,725)
 Surrenders for benefit
  payments and fees                    (44,348,619)          (59,143,963)          (160,235,474)
 Other transactions                         (2,866)               23,946                 16,229
 Death benefits                         (4,176,843)           (7,531,899)           (22,184,529)
 Net annuity transactions                    7,923               (34,716)               190,581
                                    --------------       ---------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (14,693,268)          (87,339,461)          (200,864,317)
                                    --------------       ---------------       ----------------
 Net increase (decrease) in
  net assets                            (7,478,326)         (118,724,773)          (203,111,514)
NET ASSETS:
 Beginning of year                     297,836,946           553,565,519          1,263,710,519
                                    --------------       ---------------       ----------------
 End of year                          $290,358,620          $434,840,746         $1,060,599,005
                                    ==============       ===============       ================

                                    AMERICAN FUNDS
                                       BLUE CHIP                                 AMERICAN FUNDS
                                      INCOME AND           AMERICAN FUNDS            GLOBAL
                                      GROWTH FUND            BOND FUND             GROWTH FUND
                                      SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(555,019)           $12,397,385           $(2,163,287)
 Net realized gain (loss) on
  security transactions                     404,068                (21,090)           14,868,690
 Net realized gain on
  distributions                                  --                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (17,177,849)            31,346,797           (58,900,899)
                                    ---------------       ----------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (17,328,800)            43,723,092           (46,195,496)
                                    ---------------       ----------------       ---------------
UNIT TRANSACTIONS:
 Purchases                                4,279,184              6,752,348             2,320,360
 Net transfers                          (25,839,916)           (24,043,236)          (23,414,585)
 Surrenders for benefit
  payments and fees                     (94,604,325)          (156,560,878)          (63,000,156)
 Other transactions                           6,376                  2,582                11,215
 Death benefits                         (11,942,408)           (21,064,905)           (6,448,646)
 Net annuity transactions                   (58,788)                99,751               (45,192)
                                    ---------------       ----------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (128,159,877)          (194,814,338)          (90,577,004)
                                    ---------------       ----------------       ---------------
 Net increase (decrease) in
  net assets                           (145,488,677)          (151,091,246)         (136,772,500)
NET ASSETS:
 Beginning of year                      767,672,843          1,132,938,306           521,075,931
                                    ---------------       ----------------       ---------------
 End of year                           $622,184,166           $981,847,060          $384,303,431
                                    ===============       ================       ===============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                 AMERICAN FUNDS              AMERICAN FUNDS
                                  GROWTH FUND              GROWTH-INCOME FUND
                                  SUB-ACCOUNT                 SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(29,659,083)                $(6,070,125)
 Net realized gain (loss) on
  security transactions               23,086,451                 (14,267,195)
 Net realized gain on
  distributions                               --                          --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (127,214,556)                (60,410,497)
                                ----------------            ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                        (133,787,188)                (80,747,817)
                                ----------------            ----------------
UNIT TRANSACTIONS:
 Purchases                            14,959,586                  16,129,282
 Net transfers                      (133,628,541)               (101,660,498)
 Surrenders for benefit
  payments and fees                 (346,371,261)               (317,149,817)
 Other transactions                       (4,810)                     30,830
 Death benefits                      (37,043,744)                (46,060,532)
 Net annuity transactions                  1,698                      89,988
                                ----------------            ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (502,087,072)               (448,620,747)
                                ----------------            ----------------
 Net increase (decrease) in
  net assets                        (635,874,260)               (529,368,564)
NET ASSETS:
 Beginning of year                 2,782,581,930               2,698,200,188
                                ----------------            ----------------
 End of year                      $2,146,707,670              $2,168,831,624
                                ================            ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                          AMERICAN FUNDS
                                    AMERICAN FUNDS             AMERICAN FUNDS              GLOBAL SMALL
                                  INTERNATIONAL FUND           NEW WORLD FUND           CAPITALIZATION FUND
                                      SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(545,590)                 $(683,733)               $(1,446,581)
 Net realized gain (loss) on
  security transactions                   5,041,321                 12,984,227                  5,823,383
 Net realized gain on
  distributions                                  --                         --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (113,400,406)               (72,315,464)               (72,665,172)
                                    ---------------            ---------------            ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (108,904,675)               (60,014,970)               (68,288,370)
                                    ---------------            ---------------            ---------------
UNIT TRANSACTIONS:
 Purchases                                4,358,794                  2,316,512                  2,002,350
 Net transfers                          (22,190,695)               (38,757,562)               (37,867,961)
 Surrenders for benefit
  payments and fees                     (95,067,513)               (53,838,101)               (47,596,729)
 Other transactions                         (16,464)                    (9,714)                    11,118
 Death benefits                          (9,991,168)                (4,329,005)                (3,154,046)
 Net annuity transactions                   (21,857)                    (2,609)                   (31,993)
                                    ---------------            ---------------            ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (122,928,903)               (94,620,479)               (86,637,261)
                                    ---------------            ---------------            ---------------
 Net increase (decrease) in
  net assets                           (231,833,578)              (154,635,449)              (154,925,631)
NET ASSETS:
 Beginning of year                      816,732,756                457,449,652                404,601,423
                                    ---------------            ---------------            ---------------
 End of year                           $584,899,178               $302,814,203               $249,675,792
                                    ===============            ===============            ===============

                                    WELLS FARGO
                                    ADVANTAGE VT            FIDELITY VIP       FIDELITY VIP
                                       OMEGA                   GROWTH           CONTRAFUND
                                    GROWTH FUND              PORTFOLIO           PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(35,306)              $(128,099)          $(718,559)
 Net realized gain (loss) on
  security transactions                   75,177                  40,261           2,237,970
 Net realized gain on
  distributions                           15,894                  26,040                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (178,767)               (301,013)         (5,486,698)
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (123,002)               (362,811)         (3,967,287)
                                    ------------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                                 4,109                  62,553           4,673,687
 Net transfers                           (66,422)              5,042,749          (1,142,951)
 Surrenders for benefit
  payments and fees                     (252,300)               (483,991)         (6,357,962)
 Other transactions                          206                     (50)              7,124
 Death benefits                          (36,808)                (18,598)           (583,349)
 Net annuity transactions                     --                      --                  --
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (351,215)              4,602,663          (3,403,451)
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets                            (474,217)              4,239,852          (7,370,738)
NET ASSETS:
 Beginning of year                     2,040,318               4,054,447          93,760,661
                                    ------------            ------------       -------------
 End of year                          $1,566,101              $8,294,299         $86,389,923
                                    ============            ============       =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                 FIDELITY VIP             FIDELITY VIP
                                   MID CAP              VALUE STRATEGIES
                                  PORTFOLIO                 PORTFOLIO
                                 SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(1,419,448)                $(65,715)
 Net realized gain (loss) on
  security transactions              1,224,110                  272,727
 Net realized gain on
  distributions                        154,086                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (11,505,639)                (824,854)
                                --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (11,546,891)                (617,842)
                                --------------            -------------
UNIT TRANSACTIONS:
 Purchases                           3,024,727                  144,340
 Net transfers                          12,909                 (784,696)
 Surrenders for benefit
  payments and fees                 (5,103,369)                (539,518)
 Other transactions                      6,130                       12
 Death benefits                       (934,304)                (101,437)
 Net annuity transactions                1,021                       --
                                --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (2,992,886)              (1,281,299)
                                --------------            -------------
 Net increase (decrease) in
  net assets                       (14,539,777)              (1,899,141)
NET ASSETS:
 Beginning of year                  94,605,932                5,879,866
                                --------------            -------------
 End of year                       $80,066,155               $3,980,725
                                ==============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    FIDELITY VIP                                       FRANKLIN
                                  DYNAMIC CAPITAL           FIDELITY VIP                RISING
                                    APPRECIATION          STRATEGIC INCOME            DIVIDENDS
                                     PORTFOLIO               PORTFOLIO             SECURITIES FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(24,354)                $29,620               $(1,655,324)
 Net realized gain (loss) on
  security transactions                  160,089                   4,393                 2,643,191
 Net realized gain on
  distributions                               --                  16,511                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (178,905)                (31,673)               28,701,991
                                    ------------            ------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (43,170)                 18,851                29,689,858
                                    ------------            ------------            --------------
UNIT TRANSACTIONS:
 Purchases                                (2,062)                612,400                 5,790,524
 Net transfers                           117,538                 104,213                21,645,114
 Surrenders for benefit
  payments and fees                     (246,855)                (20,073)              (94,989,857)
 Other transactions                           29                      (4)                    9,328
 Death benefits                           (6,680)                     --                (9,972,951)
 Net annuity transactions                     --                      --                   (20,894)
                                    ------------            ------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (138,030)                696,536               (77,538,736)
                                    ------------            ------------            --------------
 Net increase (decrease) in
  net assets                            (181,200)                715,387               (47,848,878)
NET ASSETS:
 Beginning of year                     1,867,629                 364,547               765,099,095
                                    ------------            ------------            --------------
 End of year                          $1,686,429              $1,079,934              $717,250,217
                                    ============            ============            ==============

                                                              FRANKLIN                 FRANKLIN
                                   FRANKLIN                  LARGE CAP                  GLOBAL
                                    INCOME                     GROWTH                 REAL ESTATE
                               SECURITIES FUND            SECURITIES FUND           SECURITIES FUND
                                 SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $83,541,143               $(1,479,988)                $536,148
 Net realized gain (loss) on
  security transactions             (14,607,833)                  191,533                 (364,552)
 Net realized gain on
  distributions                              --                        --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (53,899,508)               (2,789,549)                (756,479)
                               ----------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                         15,033,802                (4,078,004)                (584,883)
                               ----------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                           14,152,302                   703,390                    5,272
 Net transfers                      (14,772,901)               (2,607,141)                (250,391)
 Surrenders for benefit
  payments and fees                (259,227,084)              (18,175,110)                (972,322)
 Other transactions                      16,622                      (314)                    (384)
 Death benefits                     (31,689,572)               (1,759,617)                 (98,371)
 Net annuity transactions              (161,343)                  (11,483)                   3,869
                               ----------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (291,681,976)              (21,850,275)              (1,312,327)
                               ----------------            --------------            -------------
 Net increase (decrease) in
  net assets                       (276,648,174)              (25,928,279)              (1,897,210)
NET ASSETS:
 Beginning of year                2,187,102,744               136,454,998                9,241,856
                               ----------------            --------------            -------------
 End of year                     $1,910,454,570              $110,526,719               $7,344,646
                               ================            ==============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                        FRANKLIN                  FRANKLIN
                                     SMALL-MID CAP               SMALL CAP
                                         GROWTH                    VALUE
                                    SECURITIES FUND           SECURITIES FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(5,434,774)                $(879,377)
 Net realized gain (loss) on
  security transactions                   9,524,426                 3,766,760
 Net realized gain on
  distributions                                  --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (22,165,464)               (7,931,383)
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (18,075,812)               (5,044,000)
                                     --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                2,266,598                 1,584,929
 Net transfers                          (25,115,038)              (19,452,493)
 Surrenders for benefit
  payments and fees                     (43,940,697)               (9,684,569)
 Other transactions                          (2,110)                     (873)
 Death benefits                          (4,119,634)                 (800,357)
 Net annuity transactions                    72,535                    (7,685)
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (70,838,346)              (28,361,048)
                                     --------------            --------------
 Net increase (decrease) in
  net assets                            (88,914,158)              (33,405,048)
NET ASSETS:
 Beginning of year                      331,364,603               108,345,626
                                     --------------            --------------
 End of year                           $242,450,445               $74,940,578
                                     ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  FRANKLIN                                         TEMPLETON
                                  STRATEGIC                                        DEVELOPING
                                   INCOME             MUTUAL SHARES                 MARKETS
                               SECURITIES FUND       SECURITIES FUND            SECURITIES FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT                SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $40,271,363             $6,266,840               $(1,215,690)
 Net realized gain (loss) on
  security transactions              7,412,307             (1,282,132)                 (412,927)
 Net realized gain on
  distributions                             --                     --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (38,831,976)           (32,489,682)              (33,318,971)
                               ---------------       ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                         8,851,694            (27,504,974)              (34,947,588)
                               ---------------       ----------------            --------------
UNIT TRANSACTIONS:
 Purchases                           8,229,241              9,139,131                 1,486,466
 Net transfers                      31,305,080            (41,265,109)              (27,657,316)
 Surrenders for benefit
  payments and fees               (135,721,466)          (140,230,581)              (27,565,307)
 Other transactions                      1,055                  7,243                    (1,972)
 Death benefits                    (12,881,302)           (17,235,586)               (1,866,055)
 Net annuity transactions               54,497                 62,817                       503
                               ---------------       ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (109,012,895)          (189,522,085)              (55,603,681)
                               ---------------       ----------------            --------------
 Net increase (decrease) in
  net assets                      (100,161,201)          (217,027,059)              (90,551,269)
NET ASSETS:
 Beginning of year                 967,601,129          1,221,861,828               242,579,724
                               ---------------       ----------------            --------------
 End of year                      $867,439,928         $1,004,834,769              $152,028,455
                               ===============       ================            ==============


                                  TEMPLETON             TEMPLETON                   MUTUAL
                                   FOREIGN               GROWTH                GLOBAL DISCOVERY
                               SECURITIES FUND       SECURITIES FUND            SECURITIES FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT                SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(479,009)          $(2,069,702)                $3,045,835
 Net realized gain (loss) on
  security transactions                513,042           (21,142,516)                   515,071
 Net realized gain on
  distributions                             --                    --                 11,850,565
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (45,816,906)          (18,594,467)               (41,882,141)
                               ---------------       ---------------            ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (45,782,873)          (41,806,685)               (26,470,670)
                               ---------------       ---------------            ---------------
UNIT TRANSACTIONS:
 Purchases                           4,117,880             4,707,897                  5,552,442
 Net transfers                        (131,326)          (22,751,812)               (18,404,816)
 Surrenders for benefit
  payments and fees                (56,859,676)          (67,344,920)               (70,178,383)
 Other transactions                      3,886                  (284)                    10,329
 Death benefits                     (5,733,194)           (7,697,915)                (6,400,290)
 Net annuity transactions              (29,541)              (20,771)                   (22,173)
                               ---------------       ---------------            ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (58,631,971)          (93,107,805)               (89,442,891)
                               ---------------       ---------------            ---------------
 Net increase (decrease) in
  net assets                      (104,414,844)         (134,914,490)              (115,913,561)
NET ASSETS:
 Beginning of year                 439,606,183           578,598,573                625,736,977
                               ---------------       ---------------            ---------------
 End of year                      $335,191,339          $443,684,083               $509,823,416
                               ===============       ===============            ===============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       FRANKLIN                 FRANKLIN
                                       FLEX CAP                 LARGE CAP
                                        GROWTH                    VALUE
                                    SECURITIES FUND          SECURITIES FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,071,817)               $(159,825)
 Net realized gain (loss) on
  security transactions                    151,736                  (74,350)
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (3,314,274)              (1,788,522)
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (4,234,355)              (2,022,697)
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 575,690                  101,424
 Net transfers                           5,159,104                1,832,911
 Surrenders for benefit
  payments and fees                     (7,516,271)              (3,926,132)
 Other transactions                           (469)                    (745)
 Death benefits                           (636,902)                (430,742)
 Net annuity transactions                   (2,779)                  (1,623)
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,421,627)              (2,424,907)
                                     -------------            -------------
 Net increase (decrease) in
  net assets                            (6,655,982)              (4,447,604)
NET ASSETS:
 Beginning of year                      60,718,522               30,620,372
                                     -------------            -------------
 End of year                           $54,062,540              $26,172,768
                                     =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                HARTFORD
                                      TEMPLETON            HARTFORD              TOTAL
                                     GLOBAL BOND           ADVISERS           RETURN BOND
                                   SECURITIES FUND         HLS FUND             HLS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $5,537,614             $35,338          $(9,191,048)
 Net realized gain (loss) on
  security transactions                   (266,832)            (34,976)           4,128,322
 Net realized gain on
  distributions                            918,991                  --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (9,900,691)             25,890           45,362,542
                                    --------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (3,710,918)             26,252           40,299,816
                                    --------------       -------------       --------------
UNIT TRANSACTIONS:
 Purchases                               5,496,691             299,437           14,945,365
 Net transfers                           8,068,090           2,769,351          (10,096,828)
 Surrenders for benefit
  payments and fees                     (8,850,924)         (1,148,792)         (49,712,526)
 Other transactions                          1,474                 (67)                 557
 Death benefits                         (1,286,302)           (131,467)          (7,371,471)
 Net annuity transactions                    2,381                  --               39,213
                                    --------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      3,431,410           1,788,462          (52,195,690)
                                    --------------       -------------       --------------
 Net increase (decrease) in
  net assets                              (279,508)          1,814,714          (11,895,874)
NET ASSETS:
 Beginning of year                     135,811,251          13,922,451          724,922,708
                                    --------------       -------------       --------------
 End of year                          $135,531,743         $15,737,165         $713,026,834
                                    ==============       =============       ==============

                                  HARTFORD              HARTFORD
                                   CAPITAL              DIVIDEND                HARTFORD
                                APPRECIATION           AND GROWTH            GLOBAL RESEARCH
                                  HLS FUND              HLS FUND                HLS FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(4,921,456)          $3,106,407               $(11,887)
 Net realized gain (loss) on
  security transactions             13,579,751            5,039,471                 24,860
 Net realized gain on
  distributions                             --                   --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (104,516,112)          (8,318,674)              (113,407)
                               ---------------       --------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                       (95,857,817)            (172,796)              (100,434)
                               ---------------       --------------            -----------
UNIT TRANSACTIONS:
 Purchases                          15,978,994           11,774,164                158,571
 Net transfers                      10,243,357           (1,151,050)                70,114
 Surrenders for benefit
  payments and fees                (47,985,749)         (29,848,089)               (26,062)
 Other transactions                      4,908                3,006                     --
 Death benefits                     (6,911,041)          (3,972,350)                    --
 Net annuity transactions               56,068               39,414                     --
                               ---------------       --------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (28,613,463)         (23,154,905)               202,623
                               ---------------       --------------            -----------
 Net increase (decrease) in
  net assets                      (124,471,280)         (23,327,701)               102,189
NET ASSETS:
 Beginning of year                 806,822,302          501,345,829                737,586
                               ---------------       --------------            -----------
 End of year                      $682,351,022         $478,018,128               $839,775
                               ===============       ==============            ===========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                           HARTFORD
                                       HARTFORD          DISCIPLINED
                                    GLOBAL GROWTH           EQUITY
                                       HLS FUND            HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(29,959)           $(347,201)
 Net realized gain (loss) on
  security transactions                       497            2,024,048
 Net realized gain on
  distributions                                --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (319,455)          (1,709,247)
                                     ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (348,917)             (32,400)
                                     ------------       --------------
UNIT TRANSACTIONS:
 Purchases                                 71,363            2,043,707
 Net transfers                            364,241           (2,144,819)
 Surrenders for benefit
  payments and fees                       (98,615)          (5,723,159)
 Other transactions                            89               (2,111)
 Death benefits                            (3,247)            (980,471)
 Net annuity transactions                      --                2,474
                                     ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       333,831           (6,804,379)
                                     ------------       --------------
 Net increase (decrease) in
  net assets                              (15,086)          (6,836,779)
NET ASSETS:
 Beginning of year                      1,847,472          103,559,276
                                     ------------       --------------
 End of year                           $1,832,386          $96,722,497
                                     ============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                      HARTFORD
                                 HARTFORD              GROWTH             HARTFORD
                                  GROWTH           OPPORTUNITIES         HIGH YIELD
                                 HLS FUND             HLS FUND            HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(280,243)         $(2,400,829)         $3,917,068
 Net realized gain (loss) on
  security transactions              736,496            5,223,251             791,593
 Net realized gain on
  distributions                           --                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (2,748,923)         (18,176,369)         (3,196,509)
                               -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (2,292,670)         (15,353,947)          1,512,152
                               -------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                           768,114            3,788,337           3,000,317
 Net transfers                     2,793,896           (6,094,751)         (2,769,109)
 Surrenders for benefit
  payments and fees               (1,601,226)          (9,092,599)         (4,005,870)
 Other transactions                      220               (1,021)                419
 Death benefits                     (280,525)          (1,248,160)           (653,036)
 Net annuity transactions                 --                1,699               1,764
                               -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                1,680,479          (12,646,495)         (4,425,515)
                               -------------       --------------       -------------
 Net increase (decrease) in
  net assets                        (612,191)         (28,000,442)         (2,913,363)
NET ASSETS:
 Beginning of year                24,325,622          173,632,250          59,908,443
                               -------------       --------------       -------------
 End of year                     $23,713,431         $145,631,808         $56,995,080
                               =============       ==============       =============

                                                         HARTFORD                 HARTFORD
                                      HARTFORD         INTERNATIONAL            SMALL/MID CAP
                                       INDEX           OPPORTUNITIES               EQUITY
                                      HLS FUND           HLS FUND                 HLS FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $12,552           $(494,776)               $(179,296)
 Net realized gain (loss) on
  security transactions                    2,641            (142,771)                 193,114
 Net realized gain on
  distributions                               --                  --                  779,890
 Net unrealized appreciation
  (depreciation) of
  investments during the year              9,380          (4,727,540)              (1,184,840)
                                    ------------       -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              24,573          (5,365,087)                (391,132)
                                    ------------       -------------            -------------
UNIT TRANSACTIONS:
 Purchases                               582,752           2,059,503                   66,781
 Net transfers                           305,615           2,105,230                 (900,617)
 Surrenders for benefit
  payments and fees                      (26,016)         (1,847,024)                (578,915)
 Other transactions                           20               2,679                      262
 Death benefits                               --            (125,333)                 (82,114)
 Net annuity transactions                     --                  --                   10,461
                                    ------------       -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      862,371           2,195,055               (1,484,142)
                                    ------------       -------------            -------------
 Net increase (decrease) in
  net assets                             886,944          (3,170,032)              (1,875,274)
NET ASSETS:
 Beginning of year                       117,189          33,954,453               11,609,911
                                    ------------       -------------            -------------
 End of year                          $1,004,133         $30,784,421               $9,734,637
                                    ============       =============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                   HARTFORD                  HARTFORD
                                 MONEY MARKET              SMALL COMPANY
                                   HLS FUND                  HLS FUND
                                  SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(13,286,656)               $(232,100)
 Net realized gain (loss) on
  security transactions                      --                  423,173
 Net realized gain on
  distributions                              --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                --               (1,208,563)
                                ---------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        (13,286,656)              (1,017,490)
                                ---------------            -------------
UNIT TRANSACTIONS:
 Purchases                           15,045,927                  473,717
 Net transfers                      551,801,331                  524,572
 Surrenders for benefit
  payments and fees                (539,808,237)                (813,424)
 Other transactions                      (1,716)                      98
 Death benefits                     (33,572,181)                 (95,075)
 Net annuity transactions                (6,284)                      --
                                ---------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (6,541,160)                  89,888
                                ---------------            -------------
 Net increase (decrease) in
  net assets                        (19,827,816)                (927,602)
NET ASSETS:
 Beginning of year                  732,606,534               13,714,248
                                ---------------            -------------
 End of year                       $712,778,718              $12,786,646
                                ===============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                       HARTFORD
                                      HARTFORD                 HARTFORD             U.S. GOVERNMENT
                                   SMALLCAP GROWTH              STOCK                 SECURITIES
                                      HLS FUND                 HLS FUND                HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(165,927)                $(7,236)                $640,376
 Net realized gain (loss) on
  security transactions                    48,499                 109,506                 (136,113)
 Net realized gain on
  distributions                                --                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (252,751)               (164,467)                 921,734
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (370,179)                (62,197)               1,425,997
                                    -------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                219,507                  25,552                  930,594
 Net transfers                          3,255,862                (126,953)               7,370,430
 Surrenders for benefit
  payments and fees                      (673,105)               (240,853)              (4,556,407)
 Other transactions                           249                       7                       92
 Death benefits                          (104,412)                    (56)                (509,651)
 Net annuity transactions                      --                      --                       --
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     2,698,101                (342,303)               3,235,058
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets                            2,327,922                (404,500)               4,661,055
NET ASSETS:
 Beginning of year                      8,170,081               2,195,988               47,999,084
                                    -------------            ------------            -------------
 End of year                          $10,498,003              $1,791,488              $52,660,139
                                    =============            ============            =============

                                                                                AMERICAN FUNDS
                                                                                   BLUE CHIP
                                 HARTFORD              AMERICAN FUNDS             INCOME AND
                                   VALUE              ASSET ALLOCATION              GROWTH
                                 HLS FUND                 HLS FUND                 HLS FUND
                                SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $70,950                $(146,432)               $(439,201)
 Net realized gain (loss) on
  security transactions              188,610                  274,783                  418,107
 Net realized gain on
  distributions                           --                    3,757                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (916,386)                (594,665)                (693,264)
                               -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        (656,826)                (462,557)                (714,358)
                               -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                           880,650                2,036,838                1,333,556
 Net transfers                        67,693                6,117,984                 (107,922)
 Surrenders for benefit
  payments and fees               (1,165,699)              (2,478,151)              (1,543,221)
 Other transactions                    2,775                      904                     (165)
 Death benefits                     (162,039)                (551,943)                (203,211)
 Net annuity transactions                 --                  123,497                       --
                               -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (376,620)               5,249,129                 (520,963)
                               -------------            -------------            -------------
 Net increase (decrease) in
  net assets                      (1,033,446)               4,786,572               (1,235,321)
NET ASSETS:
 Beginning of year                23,642,146               46,169,757               27,878,705
                               -------------            -------------            -------------
 End of year                     $22,608,700              $50,956,329              $26,643,384
                               =============            =============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     AMERICAN FUNDS           AMERICAN FUNDS
                                          BOND                  GLOBAL BOND
                                        HLS FUND                 HLS FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $1,835,790                 $254,086
 Net realized gain (loss) on
  security transactions                     584,124                   36,159
 Net realized gain on
  distributions                              50,004                  283,180
 Net unrealized appreciation
  (depreciation) of
  investments during the year             4,380,897                  206,607
                                     --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              6,850,815                  780,032
                                     --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                2,899,381                  493,724
 Net transfers                           (3,496,713)               6,825,192
 Surrenders for benefit
  payments and fees                     (10,487,771)              (2,016,151)
 Other transactions                            (173)                      45
 Death benefits                          (1,923,792)                (389,347)
 Net annuity transactions                    (2,575)                      --
                                     --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (13,011,643)               4,913,463
                                     --------------            -------------
 Net increase (decrease) in
  net assets                             (6,160,828)               5,693,495
NET ASSETS:
 Beginning of year                      166,633,769               33,957,922
                                     --------------            -------------
 End of year                           $160,472,941              $39,651,417
                                     ==============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS                                     AMERICAN FUNDS
                                    GLOBAL GROWTH            AMERICAN FUNDS             GLOBAL SMALL
                                      AND INCOME              GLOBAL GROWTH            CAPITALIZATION
                                       HLS FUND                 HLS FUND                  HLS FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $418,812                $(170,791)                $(163,310)
 Net realized gain (loss) on
  security transactions                  1,736,492                  420,617                 1,824,422
 Net realized gain on
  distributions                                 --                       --                   298,956
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (7,156,229)              (3,339,884)              (13,735,953)
                                    --------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (5,000,925)              (3,090,058)              (11,775,885)
                                    --------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                               1,199,660                  901,149                 1,801,681
 Net transfers                          (2,960,755)                (543,931)               (3,606,922)
 Surrenders for benefit
  payments and fees                     (3,435,633)              (1,288,347)               (2,882,973)
 Other transactions                           (954)                    (607)                      105
 Death benefits                           (280,764)                (509,627)                 (345,898)
 Net annuity transactions                     (413)                 123,848                      (986)
                                    --------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (5,478,859)              (1,317,515)               (5,034,993)
                                    --------------            -------------            --------------
 Net increase (decrease) in
  net assets                           (10,479,784)              (4,407,573)              (16,810,878)
NET ASSETS:
 Beginning of year                      76,688,883               29,690,669                63,184,851
                                    --------------            -------------            --------------
 End of year                           $66,209,099              $25,283,096               $46,373,973
                                    ==============            =============            ==============


                                    AMERICAN FUNDS            AMERICAN FUNDS            AMERICAN FUNDS
                                        GROWTH                GROWTH-INCOME             INTERNATIONAL
                                       HLS FUND                  HLS FUND                  HLS FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(4,501,902)              $(2,350,517)                 $172,921
 Net realized gain (loss) on
  security transactions                  7,894,989                 2,770,869                 1,153,178
 Net realized gain on
  distributions                                 --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (19,542,725)               (5,832,488)              (30,943,529)
                                    --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (16,149,638)               (5,412,136)              (29,617,430)
                                    --------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                               9,916,423                 5,661,035                 5,878,004
 Net transfers                          (9,066,560)               (3,405,384)                9,778,899
 Surrenders for benefit
  payments and fees                    (15,608,167)               (9,014,742)              (10,368,402)
 Other transactions                            861                     1,017                      (677)
 Death benefits                         (2,746,988)               (1,330,479)               (1,352,406)
 Net annuity transactions                  122,869                   120,924                       (20)
                                    --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (17,381,562)               (7,967,629)                3,935,398
                                    --------------            --------------            --------------
 Net increase (decrease) in
  net assets                           (33,531,200)              (13,379,765)              (25,682,032)
NET ASSETS:
 Beginning of year                     294,660,792               152,371,954               196,323,831
                                    --------------            --------------            --------------
 End of year                          $261,129,592              $138,992,189              $170,641,799
                                    ==============            ==============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                              HARTFORD
                                    AMERICAN FUNDS            PORTFOLIO
                                      NEW WORLD              DIVERSIFIER
                                       HLS FUND               HLS FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT (I)
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(217,770)               $63,632
 Net realized gain (loss) on
  security transactions                  1,799,969                 (6,873)
 Net realized gain on
  distributions                                 --                 65,503
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (10,240,951)              (493,157)
                                    --------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (8,658,752)              (370,895)
                                    --------------          -------------
UNIT TRANSACTIONS:
 Purchases                               1,504,279             31,048,611
 Net transfers                          (6,282,836)             7,085,629
 Surrenders for benefit
  payments and fees                     (3,724,031)               (35,264)
 Other transactions                          2,710                  4,651
 Death benefits                           (211,266)                    --
 Net annuity transactions                       --                     --
                                    --------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (8,711,144)            38,103,627
                                    --------------          -------------
 Net increase (decrease) in
  net assets                           (17,369,896)            37,732,732
NET ASSETS:
 Beginning of year                      62,064,792                     --
                                    --------------          -------------
 End of year                           $44,694,896            $37,732,732
                                    ==============          =============

(i)  Funded as of June 17, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   LORD ABBETT            LORD ABBETT            LORD ABBETT
                                   FUNDAMENTAL         CAPITAL STRUCTURE       BOND DEBENTURE
                                   EQUITY FUND               FUND                   FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(3,398)              $218,412             $3,236,433
 Net realized gain (loss) on
  security transactions                   2,152                110,790                198,640
 Net realized gain on
  distributions                          88,300                     --                559,336
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (121,882)              (501,537)            (1,941,258)
                                   ------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (34,828)              (172,335)             2,053,151
                                   ------------          -------------          -------------
UNIT TRANSACTIONS:
 Purchases                            2,573,932                411,165              1,139,998
 Net transfers                          400,017              2,872,019              2,306,634
 Surrenders for benefit
  payments and fees                     (10,461)            (1,494,450)            (5,204,020)
 Other transactions                         222                   (153)                   217
 Death benefits                              --                (23,220)            (1,128,530)
 Net annuity transactions                    --                  8,181                     --
                                   ------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   2,963,710              1,773,542             (2,885,701)
                                   ------------          -------------          -------------
 Net increase (decrease) in
  net assets                          2,928,882              1,601,207               (832,550)
NET ASSETS:
 Beginning of year                      307,418             13,926,504             78,583,689
                                   ------------          -------------          -------------
 End of year                         $3,236,300            $15,527,711            $77,751,139
                                   ============          =============          =============

                                LORD ABBETT
                                GROWTH AND
                                  INCOME            MFS CORE          MFS GROWTH
                                   FUND           EQUITY SERIES         SERIES
                                SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  -------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(113,568)         $(150,771)         $(963,938)
 Net realized gain (loss) on
  security transactions              394,283           (711,907)            37,345
 Net realized gain on
  distributions                           --                 --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (1,390,001)           390,166           (564,338)
                               -------------      -------------      -------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (1,109,286)          (472,512)        (1,490,931)
                               -------------      -------------      -------------
UNIT TRANSACTIONS:
 Purchases                           284,203            111,346            660,244
 Net transfers                      (672,706)           168,374         13,582,046
 Surrenders for benefit
  payments and fees               (1,055,454)        (2,945,915)        (9,676,951)
 Other transactions                    1,743               (435)             5,505
 Death benefits                      (42,314)          (295,867)          (865,746)
 Net annuity transactions                 --              9,194             45,913
                               -------------      -------------      -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (1,484,528)        (2,953,303)         3,751,011
                               -------------      -------------      -------------
 Net increase (decrease) in
  net assets                      (2,593,814)        (3,425,815)         2,260,080
NET ASSETS:
 Beginning of year                15,315,744         21,628,420         56,875,907
                               -------------      -------------      -------------
 End of year                     $12,721,930        $18,202,605        $59,135,987
                               =============      =============      =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                 MFS GLOBAL            MFS HIGH
                                EQUITY SERIES       INCOME SERIES
                                 SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(223,383)         $15,005,656
 Net realized gain (loss) on
  security transactions               137,504           12,005,788
 Net realized gain on
  distributions                            --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (1,342,036)         (21,660,302)
                                -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (1,427,915)           5,351,142
                                -------------       --------------
UNIT TRANSACTIONS:
 Purchases                            190,226            1,795,428
 Net transfers                      1,447,348          (11,380,940)
 Surrenders for benefit
  payments and fees                (3,008,772)         (37,677,420)
 Other transactions                     1,344                1,353
 Death benefits                      (375,695)          (3,286,559)
 Net annuity transactions                  --               39,953
                                -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (1,745,549)         (50,508,185)
                                -------------       --------------
 Net increase (decrease) in
  net assets                       (3,173,464)         (45,157,043)
NET ASSETS:
 Beginning of year                 23,611,747          263,432,172
                                -------------       --------------
 End of year                      $20,438,283         $218,275,129
                                =============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    MFS INVESTORS
                                       GROWTH           MFS INVESTORS         MFS MID CAP
                                    STOCK SERIES         TRUST SERIES        GROWTH SERIES
                                     SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(603,244)         $(2,973,159)         $(1,510,746)
 Net realized gain (loss) on
  security transactions                   247,171            4,427,683            5,546,286
 Net realized gain on
  distributions                                --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (314,212)         (12,254,184)          (9,391,929)
                                    -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (670,285)         (10,799,660)          (5,356,389)
                                    -------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                317,893            2,145,812              594,063
 Net transfers                          8,015,109          (12,097,286)         (24,938,479)
 Surrenders for benefit
  payments and fees                    (8,343,406)         (44,018,846)         (13,739,620)
 Other transactions                          (506)              (2,776)                (296)
 Death benefits                        (1,031,300)          (6,265,093)          (1,155,391)
 Net annuity transactions                 (45,249)             (40,266)               2,587
                                    -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,087,459)         (60,278,455)         (39,237,136)
                                    -------------       --------------       --------------
 Net increase (decrease) in
  net assets                           (1,757,744)         (71,078,115)         (44,593,525)
NET ASSETS:
 Beginning of year                     51,361,525          355,461,213          108,442,576
                                    -------------       --------------       --------------
 End of year                          $49,603,781         $284,383,098          $63,849,051
                                    =============       ==============       ==============


                                       MFS NEW              MFS TOTAL             MFS VALUE
                                   DISCOVERY SERIES       RETURN SERIES             SERIES
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(4,850,062)            $7,790,019            $(865,623)
 Net realized gain (loss) on
  security transactions                  9,334,050             (8,367,741)          (1,110,840)
 Net realized gain on
  distributions                         29,235,853                     --            1,405,005
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (60,613,120)             1,795,022           (5,310,603)
                                    --------------       ----------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (26,893,279)             1,217,300           (5,882,061)
                                    --------------       ----------------       --------------
UNIT TRANSACTIONS:
 Purchases                               1,941,425              6,613,506            6,591,863
 Net transfers                            (639,334)           (19,612,961)           6,089,474
 Surrenders for benefit
  payments and fees                    (41,571,387)          (130,435,102)         (38,227,649)
 Other transactions                          5,886                  4,692                5,594
 Death benefits                         (3,182,524)           (17,259,126)          (5,512,710)
 Net annuity transactions                  (44,362)               (98,770)             (23,769)
                                    --------------       ----------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (43,490,296)          (160,787,761)         (31,077,197)
                                    --------------       ----------------       --------------
 Net increase (decrease) in
  net assets                           (70,383,575)          (159,570,461)         (36,959,258)
NET ASSETS:
 Beginning of year                     280,246,841          1,058,091,469          378,973,808
                                    --------------       ----------------       --------------
 End of year                          $209,863,266           $898,521,008         $342,014,550
                                    ==============       ================       ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                 MFS RESEARCH              MFS RESEARCH
                                 BOND SERIES           INTERNATIONAL SERIES
                                 SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $3,151,113                   $80,935
 Net realized gain (loss) on
  security transactions              4,445,717                (1,119,986)
 Net realized gain on
  distributions                      3,839,366                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        4,265,544                (5,315,521)
                                --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        15,701,740                (6,354,572)
                                --------------            --------------
UNIT TRANSACTIONS:
 Purchases                           8,194,881                   293,094
 Net transfers                      29,502,591                 2,636,619
 Surrenders for benefit
  payments and fees                (45,489,993)               (6,171,032)
 Other transactions                        640                       823
 Death benefits                     (4,111,287)               (1,100,868)
 Net annuity transactions               28,395                         2
                                --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (11,874,773)               (4,341,362)
                                --------------            --------------
 Net increase (decrease) in
  net assets                         3,826,967               (10,695,934)
NET ASSETS:
 Beginning of year                 332,807,085                55,389,560
                                --------------            --------------
 End of year                      $336,634,052               $44,693,626
                                ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            BLACKROCK                BLACKROCK
                                   MFS RESEARCH              GLOBAL                   GLOBAL
                                      SERIES          ALLOCATION V.I. FUND    OPPORTUNITIES V.I. FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (J)            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(156,610)             $11,785                   $(6,162)
 Net realized gain (loss) on
  security transactions                  394,268                  (20)                   49,839
 Net realized gain on
  distributions                               --               12,420                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (524,933)             (29,455)                 (124,568)
                                   -------------           ----------               -----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (287,275)              (5,270)                  (80,891)
                                   -------------           ----------               -----------
UNIT TRANSACTIONS:
 Purchases                               201,310              488,770                        --
 Net transfers                         3,465,559              104,928                    27,473
 Surrenders for benefit
  payments and fees                   (4,651,569)              (1,370)                 (200,273)
 Other transactions                           (5)                (285)                       (1)
 Death benefits                         (475,356)                  --                   (56,476)
 Net annuity transactions                     --                   --                        --
                                   -------------           ----------               -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (1,460,061)             592,043                  (229,277)
                                   -------------           ----------               -----------
 Net increase (decrease) in
  net assets                          (1,747,336)             586,773                  (310,168)
NET ASSETS:
 Beginning of year                    35,280,469                   --                   758,435
                                   -------------           ----------               -----------
 End of year                         $33,533,133             $586,773                  $448,267
                                   =============           ==========               ===========

                                    BLACKROCK             BLACKROCK         UIF MID CAP
                                    LARGE CAP               EQUITY            GROWTH
                                 GROWTH V.I. FUND     DIVIDEND V.I. FUND     PORTFOLIO
                                   SUB-ACCOUNT         SUB-ACCOUNT (K)      SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(14,212)               $8,289          $(359,925)
 Net realized gain (loss) on
  security transactions                  95,498                   912          1,903,991
 Net realized gain on
  distributions                           2,699                 9,285             11,636
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (56,665)               29,403         (3,731,190)
                                   ------------          ------------      -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             27,320                47,889         (2,175,488)
                                   ------------          ------------      -------------
UNIT TRANSACTIONS:
 Purchases                                3,998             1,497,971            223,080
 Net transfers                          213,793               182,870            634,957
 Surrenders for benefit
  payments and fees                    (336,759)               (1,143)        (1,925,677)
 Other transactions                           1                   482                (90)
 Death benefits                         (10,359)                   --           (376,388)
 Net annuity transactions                    --                    --                 --
                                   ------------          ------------      -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (129,326)            1,680,180         (1,444,118)
                                   ------------          ------------      -------------
 Net increase (decrease) in
  net assets                           (102,006)            1,728,069         (3,619,606)
NET ASSETS:
 Beginning of year                    1,249,603                    --         29,986,902
                                   ------------          ------------      -------------
 End of year                         $1,147,597            $1,728,069        $26,367,296
                                   ============          ============      =============

(j)  Funded as of July 20, 2011.

(k) Funded as of July 1, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       INVESCO
                                   VAN KAMPEN V.I.        MORGAN STANLEY
                                       MID CAP             FOCUS GROWTH
                                     VALUE FUND             PORTFOLIO
                                     SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(133,750)             $(20,830)
 Net realized gain (loss) on
  security transactions                   221,015                11,824
 Net realized gain on
  distributions                                --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (253,011)              (98,216)
                                    -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (165,746)             (107,222)
                                    -------------          ------------
UNIT TRANSACTIONS:
 Purchases                                174,053                    --
 Net transfers                            244,970               196,260
 Surrenders for benefit
  payments and fees                    (1,039,977)             (162,012)
 Other transactions                           152                    --
 Death benefits                          (129,794)                   --
 Net annuity transactions                      --                    --
                                    -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (750,596)               34,248
                                    -------------          ------------
 Net increase (decrease) in
  net assets                             (916,342)              (72,974)
NET ASSETS:
 Beginning of year                     16,937,461             1,150,564
                                    -------------          ------------
 End of year                          $16,021,119            $1,077,590
                                    =============          ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  MORGAN STANLEY       MORGAN STANLEY
                                    MULTI CAP              MID CAP          MORGAN STANLEY
                                      GROWTH               GROWTH          FLEXIBLE INCOME
                                    PORTFOLIO             PORTFOLIO           PORTFOLIO
                                 SUB-ACCOUNT (L)         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(49,589)            $(15,469)            $41,286
 Net realized gain (loss) on
  security transactions                 120,232               (5,059)             (4,368)
 Net realized gain on
  distributions                              --                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (312,301)             (84,259)            (18,029)
                                   ------------          -----------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           (241,658)            (104,787)             18,889
                                   ------------          -----------          ----------
UNIT TRANSACTIONS:
 Purchases                                7,644                  225                  --
 Net transfers                         (236,622)             245,478             152,612
 Surrenders for benefit
  payments and fees                    (397,003)            (124,456)            (82,093)
 Other transactions                          (6)                 (19)                 --
 Death benefits                        (113,958)                  --                  --
 Net annuity transactions                    --                   --                  --
                                   ------------          -----------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (739,945)             121,228              70,519
                                   ------------          -----------          ----------
 Net increase (decrease) in
  net assets                           (981,603)              16,441              89,408
NET ASSETS:
 Beginning of year                    3,398,591              846,622             780,405
                                   ------------          -----------          ----------
 End of year                         $2,416,988             $863,063            $869,813
                                   ============          ===========          ==========

                                                            OPPENHEIMER
                                      BLACKROCK               CAPITAL              OPPENHEIMER
                                       CAPITAL              APPRECIATION        GLOBAL SECURITIES
                               APPRECIATION V.I. FUND         FUND/VA                FUND/VA
                                   SUB-ACCOUNT (K)          SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $2,168                $(44,122)             $(177,048)
 Net realized gain (loss) on
  security transactions                      156                  81,329                257,297
 Net realized gain on
  distributions                           31,579                      --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (46,499)               (109,578)            (3,463,672)
                                    ------------            ------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (12,596)                (72,371)            (3,383,423)
                                    ------------            ------------          -------------
UNIT TRANSACTIONS:
 Purchases                             1,333,645                  39,706                256,881
 Net transfers                           200,847                 132,666              1,545,441
 Surrenders for benefit
  payments and fees                       (1,083)               (196,710)            (1,699,818)
 Other transactions                         (618)                     26                    339
 Death benefits                               --                 (78,228)              (218,229)
 Net annuity transactions                     --                      --                     --
                                    ------------            ------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,532,791                (102,540)              (115,386)
                                    ------------            ------------          -------------
 Net increase (decrease) in
  net assets                           1,520,195                (174,911)            (3,498,809)
NET ASSETS:
 Beginning of year                            --               2,800,542             32,002,764
                                    ------------            ------------          -------------
 End of year                          $1,520,195              $2,625,631            $28,503,955
                                    ============            ============          =============

(k) Funded as of July 1, 2011.

(l) Formerly Morgan Stanley -- Capital Opportunities Portfolio. Change effective April 29, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                              OPPENHEIMER
                                     OPPENHEIMER              MAIN STREET
                                     MAIN STREET           SMALL- & MID-CAP
                                       FUND/VA                  FUND/VA
                                     SUB-ACCOUNT            SUB-ACCOUNT (M)
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(28,647)               $(342,760)
 Net realized gain (loss) on
  security transactions                    (7,159)               1,736,315
 Net realized gain on
  distributions                                --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (26,810)              (2,211,536)
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (62,616)                (817,981)
                                     ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 14,317                  249,996
 Net transfers                          1,036,932               (1,661,294)
 Surrenders for benefit
  payments and fees                      (116,623)              (1,761,512)
 Other transactions                           (45)                      85
 Death benefits                           (53,227)                (289,051)
 Net annuity transactions                      --                       --
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       881,354               (3,461,776)
                                     ------------            -------------
 Net increase (decrease) in
  net assets                              818,738               (4,279,757)
NET ASSETS:
 Beginning of year                      2,537,014               32,956,942
                                     ------------            -------------
 End of year                           $3,355,752              $28,677,185
                                     ============            =============

(m) Formerly Oppenheimer Main Street Small Cap Fund/VA. Change effective April 29, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    OPPENHEIMER          PUTNAM VT                PUTNAM VT
                                       VALUE            DIVERSIFIED              GLOBAL ASSET
                                      FUND/VA           INCOME FUND            ALLOCATION FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(12,442)          $8,430,281                $211,459
 Net realized gain (loss) on
  security transactions                    9,204             (521,192)                 37,508
 Net realized gain on
  distributions                               --                   --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (110,937)         (12,259,471)               (376,047)
                                    ------------       --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (114,175)          (4,350,382)               (127,080)
                                    ------------       --------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 4,080              663,537                  67,195
 Net transfers                           446,964           (7,955,217)                 72,572
 Surrenders for benefit
  payments and fees                     (185,091)          (6,970,103)               (482,274)
 Other transactions                          (22)                 326                     (26)
 Death benefits                               --           (1,504,822)                (53,120)
 Net annuity transactions                     --                   --                      --
                                    ------------       --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      265,931          (15,766,279)               (395,653)
                                    ------------       --------------            ------------
 Net increase (decrease) in
  net assets                             151,756          (20,116,661)               (522,733)
NET ASSETS:
 Beginning of year                     1,389,456          107,300,181               7,642,758
                                    ------------       --------------            ------------
 End of year                          $1,541,212          $87,183,520              $7,120,025
                                    ============       ==============            ============

                                     PUTNAM VT               PUTNAM VT
                                   INTERNATIONAL           INTERNATIONAL            PUTNAM VT
                                     VALUE FUND             EQUITY FUND          INVESTORS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $13,240                 $25,043                 $352
 Net realized gain (loss) on
  security transactions                      958                  10,951                 (585)
 Net realized gain on
  distributions                               --                      --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (230,058)               (316,512)                 256
                                    ------------            ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            (215,860)               (280,518)                  23
                                    ------------            ------------            ---------
UNIT TRANSACTIONS:
 Purchases                                   924                   8,166                6,628
 Net transfers                            69,478                 115,059               11,589
 Surrenders for benefit
  payments and fees                      (31,657)               (118,122)                (235)
 Other transactions                        1,363                      20                   12
 Death benefits                               --                  (4,353)                  --
 Net annuity transactions                     --                      --                   --
                                    ------------            ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       40,108                     770               17,994
                                    ------------            ------------            ---------
 Net increase (decrease) in
  net assets                            (175,752)               (279,748)              18,017
NET ASSETS:
 Beginning of year                     1,414,119               1,530,117               52,641
                                    ------------            ------------            ---------
 End of year                          $1,238,367              $1,250,369              $70,658
                                    ============            ============            =========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     PUTNAM VT
                                     SMALL CAP             PUTNAM VT
                                     VALUE FUND           VOYAGER FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(33,461)              $(8,210)
 Net realized gain (loss) on
  security transactions                  (97,450)               (3,918)
 Net realized gain on
  distributions                               --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (208,258)             (202,876)
                                    ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (339,169)             (215,004)
                                    ------------          ------------
UNIT TRANSACTIONS:
 Purchases                                 8,893             1,170,149
 Net transfers                         1,128,699               635,770
 Surrenders for benefit
  payments and fees                     (226,259)              (25,656)
 Other transactions                          (43)                  185
 Death benefits                           (6,366)                   --
 Net annuity transactions                     --                    --
                                    ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      904,924             1,780,448
                                    ------------          ------------
 Net increase (decrease) in
  net assets                             565,755             1,565,444
NET ASSETS:
 Beginning of year                     2,233,268               513,917
                                    ------------          ------------
 End of year                          $2,799,023            $2,079,361
                                    ============          ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 PUTNAM VT             PIMCO                PIMCO
                                   EQUITY            ALL ASSET          EQS PATHFINDER
                                INCOME FUND             FUND                 FUND
                                SUB-ACCOUNT       SUB-ACCOUNT (N)      SUB-ACCOUNT (K)
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $4,552              $8,311                 $(819)
 Net realized gain (loss)
  on security transactions            2,126                  (2)                  221
 Net realized gain on
  distributions                          --                  --                    --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              (13,301)             (8,102)                3,227
                                 ----------          ----------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                         (6,623)                207                 2,629
                                 ----------          ----------          ------------
UNIT TRANSACTIONS:
 Purchases                          138,363             235,070             1,123,037
 Net transfers                      287,124              79,043               152,397
 Surrenders for benefit
  payments and fees                 (24,157)             (2,705)                 (944)
 Other transactions                    (632)                 --                  (196)
 Death benefits                          --                  --                    --
 Net annuity transactions                --                  --                    --
                                 ----------          ----------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 400,698             311,408             1,274,294
                                 ----------          ----------          ------------
 Net increase (decrease) in
  net assets                        394,075             311,615             1,276,923
NET ASSETS:
 Beginning of year                  489,319                  --                    --
                                 ----------          ----------          ------------
 End of year                       $883,394            $311,615            $1,276,923
                                 ==========          ==========          ============

                                   PIMCO
                                   GLOBAL          JENNISON 20/20
                                MULTI-ASSET            FOCUS
                                    FUND             PORTFOLIO
                              SUB-ACCOUNT (O)       SUB-ACCOUNT
---------------------------  --------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $(138)            $(9,097)
 Net realized gain (loss)
  on security transactions               (4)             20,934
 Net realized gain on
  distributions                       1,662                  --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               (7,877)            (41,382)
                                 ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                         (6,357)            (29,545)
                                 ----------          ----------
UNIT TRANSACTIONS:
 Purchases                           91,215                  84
 Net transfers                      179,899              66,500
 Surrenders for benefit
  payments and fees                      --              (6,153)
 Other transactions                       2                  --
 Death benefits                          --             (41,478)
 Net annuity transactions                --                  --
                                 ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 271,116              18,953
                                 ----------          ----------
 Net increase (decrease) in
  net assets                        264,759             (10,592)
NET ASSETS:
 Beginning of year                       --             523,269
                                 ----------          ----------
 End of year                       $264,759            $512,677
                                 ==========          ==========

(k) Funded as of July 1, 2011.

(n) Funded as of July 18, 2011.

(o) Funded as of July 12, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                           PRUDENTIAL
                                      JENNISON               VALUE
                                     PORTFOLIO             PORTFOLIO
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1,828)              $(4,276)
 Net realized gain (loss) on
  security transactions                   2,829                11,152
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (4,210)              (28,533)
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             (3,209)              (21,657)
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                   --                    84
 Net transfers                           (7,986)               35,834
 Surrenders for benefit
  payments and fees                     (44,542)               (6,491)
 Other transactions                          --                     1
 Death benefits                         (11,908)              (48,310)
 Net annuity transactions                    --                    --
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (64,436)              (18,882)
                                     ----------            ----------
 Net increase (decrease) in
  net assets                            (67,645)              (40,539)
NET ASSETS:
 Beginning of year                      106,650               325,053
                                     ----------            ----------
 End of year                            $39,005              $284,514
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   PRUDENTIAL               INVESCO
                                     SERIES             VAN KAMPEN V.I.             INVESCO
                                  INTERNATIONAL           GROWTH AND            VAN KAMPEN V.I.
                                     GROWTH               INCOME FUND            COMSTOCK FUND
                                 SUB-ACCOUNT (P)          SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(553)                $(94,621)                $(9,697)
 Net realized gain (loss) on
  security transactions                   (47)               1,050,830                 (66,204)
 Net realized gain on
  distributions                            --                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (5,815)              (2,259,436)                (28,764)
                                    ---------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (6,415)              (1,303,227)               (104,665)
                                    ---------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 --                  228,924                     800
 Net transfers                         35,833                 (464,722)                (35,147)
 Surrenders for benefit
  payments and fees                        --               (4,238,044)               (233,316)
 Other transactions                        --                    1,186                       1
 Death benefits                            --                 (890,473)                (17,354)
 Net annuity transactions                  --                       --                      --
                                    ---------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    35,833               (5,363,129)               (285,016)
                                    ---------            -------------            ------------
 Net increase (decrease) in
  net assets                           29,418               (6,666,356)               (389,681)
NET ASSETS:
 Beginning of year                         --               55,919,948               3,105,136
                                    ---------            -------------            ------------
 End of year                          $29,418              $49,253,592              $2,715,455
                                    =========            =============            ============

                                       INVESCO                WELLS FARGO
                                   VAN KAMPEN V.I.            ADVANTAGE VT
                                       CAPITAL                INDEX ASSET
                                     GROWTH FUND            ALLOCATION FUND
                                  SUB-ACCOUNT (F)(Q)          SUB-ACCOUNT
-----------------------------  ------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(827,358)                 $9,509
 Net realized gain (loss) on
  security transactions                  6,854,635                  (8,860)
 Net realized gain on
  distributions                                 --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (10,128,714)                 41,816
                                    --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (4,101,437)                 42,465
                                    --------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 366,275                   2,570
 Net transfers                          19,031,374                 (22,103)
 Surrenders for benefit
  payments and fees                    (10,246,210)               (183,294)
 Other transactions                            860                     705
 Death benefits                           (733,768)                 (5,492)
 Net annuity transactions                   (9,615)                     --
                                    --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      8,408,916                (207,614)
                                    --------------            ------------
 Net increase (decrease) in
  net assets                             4,307,479                (165,149)
NET ASSETS:
 Beginning of year                      32,321,817               1,058,972
                                    --------------            ------------
 End of year                           $36,629,296                $893,823
                                    ==============            ============

(f)  Funded as of April 29, 2011.

(p) Funded as of January 12, 2011.

(q) Effective April 29, 2011 Invesco V.I. Large Cap Growth Fund merged with Invesco Van Kampen V.I. Capital Growth Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      WELLS FARGO             WELLS FARGO
                                     ADVANTAGE VT             ADVANTAGE VT
                                     TOTAL RETURN              INTRINSIC
                                       BOND FUND               VALUE FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $51,473                $(37,881)
 Net realized gain (loss) on
  security transactions                     36,823                  49,765
 Net realized gain on
  distributions                            257,841                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               47,468                (113,622)
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               393,605                (101,738)
                                     -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                  68,856                  12,260
 Net transfers                             (89,446)               (144,114)
 Surrenders for benefit
  payments and fees                       (973,887)               (413,089)
 Other transactions                            562                      78
 Death benefits                            (78,779)                (91,386)
 Net annuity transactions                       --                      --
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,072,694)               (636,251)
                                     -------------            ------------
 Net increase (decrease) in
  net assets                              (679,089)               (737,989)
NET ASSETS:
 Beginning of year                       6,596,959               3,419,265
                                     -------------            ------------
 End of year                            $5,917,870              $2,681,276
                                     =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    WELLS FARGO             WELLS FARGO
                                    ADVANTAGE VT            ADVANTAGE VT            WELLS FARGO
                                   INTERNATIONAL             SMALL CAP              ADVANTAGE VT
                                    EQUITY FUND             GROWTH FUND            DISCOVERY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(25,353)               $(51,067)               $(35,157)
 Net realized gain (loss) on
  security transactions                   38,714                 (63,668)                 44,111
 Net realized gain on
  distributions                           73,308                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (318,820)                (60,331)                (33,706)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (232,151)               (175,066)                (24,752)
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 5,364                   3,413                      --
 Net transfers                            75,478                (144,988)               (215,360)
 Surrenders for benefit
  payments and fees                     (277,630)               (424,799)                (49,137)
 Other transactions                       (3,029)                     60                      11
 Death benefits                          (67,600)                (44,146)                     --
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (267,417)               (610,460)               (264,486)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                            (499,568)               (785,526)               (289,238)
NET ASSETS:
 Beginning of year                     1,886,410               3,274,796               1,890,354
                                    ------------            ------------            ------------
 End of year                          $1,386,842              $2,489,270              $1,601,116
                                    ============            ============            ============

                                    WELLS FARGO
                                   ADVANTAGE VT           WELLS FARGO
                                     SMALL CAP            ADVANTAGE VT
                                    VALUE FUND          OPPORTUNITY FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT (R)
-----------------------------  -------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(5,508)              $(5,507)
 Net realized gain (loss) on
  security transactions                  28,282               (18,419)
 Net realized gain on
  distributions                              --                19,870
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (76,232)              (24,489)
                                    -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (53,458)              (28,545)
                                    -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                   --                   136
 Net transfers                          (54,811)               23,568
 Surrenders for benefit
  payments and fees                     (42,618)               (3,655)
 Other transactions                          --                     5
 Death benefits                              --                    --
 Net annuity transactions                    --                    --
                                    -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (97,429)               20,054
                                    -----------            ----------
 Net increase (decrease) in
  net assets                           (150,887)               (8,491)
NET ASSETS:
 Beginning of year                      587,674               360,805
                                    -----------            ----------
 End of year                           $436,787              $352,314
                                    ===========            ==========

(r) Effective August 26, 2011 Wells Fargo Advantage VT Core Equity Fund merged with Wells Fargo Advantage VT Opportunity Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account Seven (the "Account") is a separate investment account established by Hartford Life and Annuity Insurance Company (the "Sponsor Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

    The Account is comprised of the following Sub-Accounts: the American Century VP Value Fund, American Century VP Growth Fund, AllianceBernstein VPS Balanced Wealth Strategy Portfolio, AllianceBernstein VPS International Value Portfolio, AllianceBernstein VPS Small/Mid Cap Value Portfolio, AllianceBernstein VPS Value Portfolio, AllianceBernstein VPS International Growth Portfolio, Invesco Van Kampen V.I. Value Opportunities Fund (formerly Invesco V.I. Basic Value Fund), Invesco V.I. Core Equity Fund, Invesco V.I. Government Securities Fund, Invesco V.I. International Growth Fund, Invesco V.I. Mid Cap Core Equity Fund, Invesco V.I. Small Cap Equity Fund, Invesco V.I. Balanced Risk Allocation Fund, Invesco V.I. Diversified Dividend Fund (formerly Invesco V.I. Dividend Growth Fund), American Century VP Mid Cap Value Fund, American Funds Global Bond Fund, American Funds Global Growth and Income Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Wells Fargo Advantage VT Omega Growth Fund, Fidelity VIP Growth Portfolio, Fidelity VIP Contrafund Portfolio, Fidelity VIP Mid Cap Portfolio, Fidelity VIP Value Strategies Portfolio, Fidelity VIP Dynamic Capital Appreciation Portfolio, Fidelity VIP Strategic Income Portfolio, Franklin Rising Dividends Securities Fund, Franklin Income Securities Fund, Franklin Large Cap Growth Securities Fund, Franklin Global Real Estate Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Templeton Growth Securities Fund, Mutual Global Discovery Securities Fund, Franklin Flex Cap Growth Securities Fund, Franklin Large Cap Value Securities Fund, Templeton Global Bond Securities Fund, Hartford Balanced HLS Fund (formerly Hartford Advisers HLS Fund), Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Research HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Small/Mid Cap Equity HLS Fund, Hartford Money Market HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, American Funds Asset Allocation HLS Fund, American Funds Blue Chip Income and Growth HLS Fund, American Funds Bond HLS Fund, American Funds Global Bond HLS Fund, American Funds Global Growth and Income HLS Fund, American Funds Global Growth HLS Fund, American Funds Global Small Capitalization HLS Fund, American Funds Growth HLS Fund, American Funds Growth-Income HLS Fund, American Funds International HLS Fund, American Funds New World HLS Fund, Hartford Portfolio Diversifier HLS Fund, Lord Abbett Fundamental Equity Fund, Lord Abbett Calibrated Dividend Growth Fund (formerly Lord Abbett Capital Structure Fund), Lord Abbett Bond Debenture Fund, Lord Abbett Growth and Income Fund, MFS Core Equity Series, MFS Growth Series, MFS Global Equity Series, MFS High Income Series, MFS Investors Growth Stock Series, MFS Investors Trust Series, MFS Mid Cap Growth Series, MFS New Discovery Series, MFS Total Return Series, MFS Value Series, MFS Research Bond Series, MFS Research International Series, MFS Research Series, BlackRock Global Allocation V.I. Fund, BlackRock Global Opportunities V.I. Fund, BlackRock Large Cap Growth V.I. Fund, BlackRock Equity Dividend V.I. Fund, UIF Mid Cap Growth Portfolio, Invesco Van Kampen V.I. American Value Fund (formerly Invesco Van Kampen V.I. Mid Cap Value
    Fund), Morgan Stanley Focus Growth Portfolio, Morgan Stanley Multi Cap Growth Portfolio, Morgan Stanley Mid Cap Growth Portfolio, Morgan Stanley Flexible Income Portfolio, BlackRock Capital Appreciation V.I. Fund, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Securities Fund/VA, Oppenheimer Main Street Fund/VA, Oppenheimer Main Street Small- & Mid-Cap Fund/VA, Oppenheimer Value Fund/VA, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT International Value Fund, Putnam VT International Equity Fund, Putnam VT Investors Fund, Putnam VT Small Cap Value Fund, Putnam VT Voyager Fund, Putnam VT Equity Income Fund,

-------------------------------------------------------------------------------

    PIMCO All Asset Fund, PIMCO EqS Pathfinder Fund, PIMCO Global Multi-Asset Fund, Jennison 20/20 Focus Portfolio, Jennison Portfolio, Prudential Value Portfolio, Prudential Series International Growth, Invesco Van Kampen V.I. Growth and Income Fund, Invesco Van Kampen V.I. Comstock Fund, Invesco Van Kampen V.I. American Franchise Fund (merged with Invesco V.I. Capital Appreciation Fund) (formerly Invesco Van Kampen V.I. Capital Growth Fund), Invesco Van Kampen V.I. Mid Cap Growth Fund (merged with Invesco V.I. Capital Development Fund), Wells Fargo Advantage VT Index Asset Allocation Fund, Wells Fargo Advantage VT Total Return Bond Fund, Wells Fargo Advantage VT Intrinsic Value Fund, Wells Fargo Advantage VT International Equity Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Small Cap Value Fund, and Wells Fargo Advantage VT Opportunity Fund.

    The Sub-Accounts are invested in mutual funds (the "Funds") of the same name.

    Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company's other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP):

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate contained within the financial statements are the fair value measurements.

       e) MORTALITY RISK -- The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company.

       f) FAIR VALUE MEASUREMENTS -- The Sub-Accounts' investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the December 31, 2012 closing net asset value as determined by the appropriate Fund manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

       Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open-ended management investment companies ("mutual funds").

       Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

       Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2012, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account's policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the year ended December 31, 2012.

       g) ACCOUNTING FOR UNCERTAIN TAX POSITIONS -- Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2012. The 2007 through 2012 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Each Sub-account is charged certain fees, according to contract terms, as follows:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges and, with respect to the Account, receives a maximum annual fee of 1.55% of the Sub-Account's average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

       b) TAX EXPENSE CHARGES -- If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract's average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Accounts average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) ADMINISTRATIVE CHARGES -- The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.20% of the Sub-Account's average daily net assets for these services. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

       d) ANNUAL MAINTENANCE FEES -- An annual maintenance fee up to a maximum of $30 may be charged. These charges are deducted through a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

       e) RIDER CHARGES -- The Sponsor Company will charge an expense for various rider charges, which are either included in the mortality and expense risk charges in the accompanying statements of operations or the surrenders for benefit payments and fees in the accompanying statements of changes in net assets. For further detail regarding specific product rider charges, please refer to Note 6, Financial Highlights.

       f) DISTRIBUTION CHARGE -- A Distribution Charge of 0.75% may be charged, by the Sponsor Company, to the contract's value each year at the contract anniversary date. This charge is based on a percentage of remaining gross premiums with each premium payment having its own Distribution Charge schedule. The Distribution Charge is reduced to zero after the completion of eight years after each respective premium payment. These charges are deducted through a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

-------------------------------------------------------------------------------

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2012 were as follows:

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
American Century VP Value Fund                        $5,863,949        $717,824
American Century VP Growth Fund                          767,172           3,150
AllianceBernstein VPS Balanced Wealth Strategy
 Portfolio                                             5,105,026       7,370,673
AllianceBernstein VPS International Value
 Portfolio                                             4,139,451       6,699,584
AllianceBernstein VPS Small/Mid Cap Value
 Portfolio                                             5,378,735       6,244,748
AllianceBernstein VPS Value Portfolio                    421,469         784,629
AllianceBernstein VPS International Growth
 Portfolio                                               723,906       2,259,234
Invesco Van Kampen V.I. Value Opportunities
 Fund*                                                15,967,555      30,757,011
Invesco V.I. Core Equity Fund                         14,601,700      58,054,547
Invesco V.I. Government Securities Fund              151,058,094     207,377,303
Invesco V.I. International Growth Fund                20,334,439      49,610,649
Invesco V.I. Mid Cap Core Equity Fund                 22,424,549      67,118,105
Invesco V.I. Small Cap Equity Fund                    14,987,664      44,747,702
Invesco V.I. Balanced Risk Allocation Fund            11,659,059       6,006,955
Invesco V.I. Diversified Dividend Fund*                  345,242         164,309
American Century VP Mid Cap Value Fund                   131,828          22,860
American Funds Global Bond Fund                       41,997,124      89,778,798
American Funds Global Growth and Income Fund          24,945,131     112,604,244
American Funds Asset Allocation Fund                  60,695,705     257,079,831
American Funds Blue Chip Income and Growth Fund       47,764,640     162,053,872
American Funds Bond Fund                             124,117,832     235,327,148
American Funds Global Growth Fund                     16,492,100     106,924,451
American Funds Growth Fund                            51,690,809     560,626,291
American Funds Growth-Income Fund                     68,106,066     537,436,982
American Funds International Fund                     28,035,020     149,008,687
American Funds New World Fund                         17,424,549      86,855,692
American Funds Global Small Capitalization Fund       13,032,467      73,460,847
Wells Fargo Advantage VT Omega Growth Fund               299,194         626,065
Fidelity VIP Growth Portfolio                          2,503,541       4,441,928
Fidelity VIP Contrafund Portfolio                     20,825,614      21,358,401
Fidelity VIP Mid Cap Portfolio                        12,069,581      17,490,666
Fidelity VIP Value Strategies Portfolio                4,414,104       3,885,393
Fidelity VIP Dynamic Capital Appreciation
 Portfolio                                             2,282,528       1,562,536
Fidelity VIP Strategic Income Portfolio                  998,792         539,068
Franklin Rising Dividends Securities Fund             51,703,083     174,288,542
Franklin Income Securities Fund                      167,288,124     457,357,394
Franklin Large Cap Growth Securities Fund             10,550,005      36,246,823
Franklin Global Real Estate Securities Fund              599,002       1,466,881
Franklin Small-Mid Cap Growth Securities Fund         45,862,405      80,836,978
Franklin Small Cap Value Securities Fund              33,280,807      50,993,694
Franklin Strategic Income Securities Fund            166,350,899     219,850,684
Mutual Shares Securities Fund                         40,850,907     246,372,116
Templeton Developing Markets Securities Fund          19,854,908      48,520,036
Templeton Foreign Securities Fund                     38,326,222      94,531,894
Templeton Growth Securities Fund                      26,379,826     115,771,569
Mutual Global Discovery Securities Fund               49,321,677     140,305,235

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund             $19,837,639     $31,217,193
Franklin Large Cap Value Securities Fund              14,653,074      20,661,064
Templeton Global Bond Securities Fund                 25,730,054      31,341,439
Hartford Balanced HLS Fund*                            5,228,380       6,346,513
Hartford Total Return Bond HLS Fund                  108,489,367     121,099,772
Hartford Capital Appreciation HLS Fund                42,788,421     144,908,867
Hartford Dividend and Growth HLS Fund                 37,167,246      95,807,759
Hartford Global Research HLS Fund                        728,756         325,470
Hartford Global Growth HLS Fund                          705,169         932,982
Hartford Disciplined Equity HLS Fund                   7,060,369      21,430,524
Hartford Growth HLS Fund                               3,176,480      11,241,893
Hartford Growth Opportunities HLS Fund                 7,391,959      36,841,476
Hartford High Yield HLS Fund                          31,297,211      26,065,913
Hartford Index HLS Fund                               22,182,407       1,860,072
Hartford International Opportunities HLS Fund         10,120,759      11,048,292
Hartford Small/Mid Cap Equity HLS Fund                 4,621,836       3,895,294
Hartford Money Market HLS Fund                       474,937,405     615,450,995
Hartford Small Company HLS Fund                        2,467,202       5,464,020
Hartford SmallCap Growth HLS Fund                      4,462,984       5,425,347
Hartford Stock HLS Fund                                3,801,911       1,156,102
Hartford U.S. Government Securities HLS Fund          30,394,030      30,900,632
Hartford Value HLS Fund                                8,654,626       9,161,681
American Funds Asset Allocation HLS Fund               8,702,852      16,079,732
American Funds Blue Chip Income and Growth HLS
 Fund                                                 14,231,562      10,128,660
American Funds Bond HLS Fund                          36,932,214      37,180,412
American Funds Global Bond HLS Fund                    5,015,149      11,200,549
American Funds Global Growth and Income HLS
 Fund                                                  6,216,311      18,216,536
American Funds Global Growth HLS Fund                  1,561,530       6,226,770
American Funds Global Small Capitalization HLS
 Fund                                                  6,998,902      12,326,121
American Funds Growth HLS Fund                        29,884,202      60,419,676
American Funds Growth-Income HLS Fund                 23,929,018      34,328,239
American Funds International HLS Fund                 19,732,570      33,166,494
American Funds New World HLS Fund                      8,708,500      13,129,572
Hartford Portfolio Diversifier HLS Fund              179,630,491       7,244,001
Lord Abbett Fundamental Equity Fund                    7,466,365       1,129,103
Lord Abbett Calibrated Dividend Growth Fund*           1,512,203       3,613,542
Lord Abbett Bond Debenture Fund                       21,679,587      24,722,450
Lord Abbett Growth and Income Fund                     1,116,926       2,334,637
MFS Core Equity Series                                 1,787,793       5,038,399
MFS Growth Series                                     39,030,250      38,703,980
MFS Global Equity Series                               9,407,629      10,498,525
MFS High Income Series                                81,178,177      94,220,824
MFS Investors Growth Stock Series                     13,403,535      23,877,361
MFS Investors Trust Series                            28,820,931      98,062,237
MFS Mid Cap Growth Series                              8,963,895      24,978,653
MFS New Discovery Series                              50,846,111      96,172,731
MFS Total Return Series                               57,601,560     215,779,103
MFS Value Series                                      53,249,820     106,592,302
MFS Research Bond Series                             119,856,103     105,004,324

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
MFS Research International Series                     $4,976,658     $13,399,362
MFS Research Series                                   10,608,532      13,915,127
BlackRock Global Allocation V.I. Fund                  2,381,635         485,655
BlackRock Global Opportunities V.I. Fund                  22,066         179,051
BlackRock Large Cap Growth V.I. Fund                     110,358         359,518
BlackRock Equity Dividend V.I. Fund                    6,787,955         786,186
UIF Mid Cap Growth Portfolio                           6,522,988       9,712,031
Invesco Van Kampen V.I. American Value Fund*           6,709,075       9,652,121
Morgan Stanley Focus Growth Portfolio                    409,996         706,653
Morgan Stanley Multi Cap Growth Portfolio                484,597         852,162
Morgan Stanley Mid Cap Growth Portfolio                  431,966         646,280
Morgan Stanley Flexible Income Portfolio                 260,351         147,260
BlackRock Capital Appreciation V.I. Fund               6,361,276         911,895
Oppenheimer Capital Appreciation Fund/VA                 258,677         746,413
Oppenheimer Global Securities Fund/VA                  1,849,815       7,711,302
Oppenheimer Main Street Fund/VA                        2,418,020       2,608,433
Oppenheimer Main Street Small- & Mid-Cap
 Fund/VA                                               4,713,821      10,005,603
Oppenheimer Value Fund/VA                                266,261         410,467
Putnam VT Diversified Income Fund                     20,663,302      21,778,579
Putnam VT Global Asset Allocation Fund                 1,709,111       1,282,602
Putnam VT International Value Fund                       392,146         507,544
Putnam VT International Equity Fund                      162,759         333,858
Putnam VT Investors Fund                                 102,904          53,754
Putnam VT Small Cap Value Fund                         1,285,700       2,227,267
Putnam VT Voyager Fund                                 6,422,527       1,033,411
Putnam VT Equity Income Fund                             480,853         279,839
PIMCO All Asset Fund                                   1,416,261         169,710
PIMCO EqS Pathfinder Fund                              5,313,145         567,410
PIMCO Global Multi-Asset Fund                            489,890          32,968
Jennison 20/20 Focus Portfolio                           121,842         202,930
Jennison Portfolio                                            --             961
Prudential Value Portfolio                                 1,744           8,697
Prudential Series International Growth                        --             713
Invesco Van Kampen V.I. Growth and Income Fund         1,594,127      12,032,942
Invesco Van Kampen V.I. Comstock Fund                    105,369         615,366
Invesco Van Kampen V.I. American Franchise
 Fund*                                                64,858,895      84,740,690
Invesco Van Kampen V.I. Mid Cap Growth Fund*          20,871,432      39,469,787
Wells Fargo Advantage VT Index Asset Allocation
 Fund                                                    179,938         355,833
Wells Fargo Advantage VT Total Return Bond Fund        1,186,382       1,803,894
Wells Fargo Advantage VT Intrinsic Value Fund             51,804         693,775
Wells Fargo Advantage VT International Equity
 Fund                                                    244,121         411,685
Wells Fargo Advantage VT Small Cap Growth Fund           204,546         615,444
Wells Fargo Advantage VT Discovery Fund                  260,936         518,061
Wells Fargo Advantage VT Small Cap Value Fund             51,578         240,859
Wells Fargo Advantage VT Opportunity Fund                  5,761          56,904

*   See Note 1 for additional information related to this Sub-Account.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2012 were as follows:

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
American Century VP Value
 Fund                                552,353         73,664         478,689
American Century VP Growth
 Fund                                 75,217            226          74,991
AllianceBernstein VPS
 Balanced Wealth Strategy
 Portfolio                           439,299        679,336        (240,037)
AllianceBernstein VPS
 International Value
 Portfolio                           650,869      1,049,391        (398,522)
AllianceBernstein VPS
 Small/Mid Cap Value
 Portfolio                           396,288        514,821        (118,533)
AllianceBernstein VPS Value
 Portfolio                            47,435         90,350         (42,915)
AllianceBernstein VPS
 International Growth
 Portfolio                            86,507        291,885        (205,378)
Invesco Van Kampen V.I. Value
 Opportunities Fund*              13,114,164     26,087,370     (12,973,206)
Invesco V.I. Core Equity Fund      1,115,313      4,559,133      (3,443,820)
Invesco V.I. Government
 Securities Fund                  99,178,293    145,157,183     (45,978,890)
Invesco V.I. International
 Growth Fund                       4,272,393     19,614,262     (15,341,869)
Invesco V.I. Mid Cap Core
 Equity Fund                      12,194,218     37,074,216     (24,879,998)
Invesco V.I. Small Cap Equity
 Fund                              1,053,451      2,889,944      (1,836,493)
Invesco V.I. Balanced Risk
 Allocation Fund                   1,001,361        496,475         504,886
Invesco V.I. Diversified
 Dividend Fund*                       31,750         14,482          17,268
American Century VP Mid Cap
 Value Fund                           11,601          1,997           9,604
American Funds Global Bond
 Fund                              2,712,691      6,640,490      (3,927,799)
American Funds Global Growth
 and Income Fund                   1,465,990      9,989,128      (8,523,138)
American Funds Asset
 Allocation Fund                   3,214,019     17,025,894     (13,811,875)
American Funds Blue Chip
 Income and Growth Fund           34,809,996    138,499,358    (103,689,362)
American Funds Bond Fund           7,054,528     14,805,725      (7,751,197)
American Funds Global Growth
 Fund                              1,022,810      6,977,452      (5,954,642)
American Funds Growth Fund         3,388,928     43,167,523     (39,778,595)
American Funds Growth-Income
 Fund                              3,028,129     38,122,417     (35,094,288)
American Funds International
 Fund                              1,748,251     10,941,067      (9,192,816)
American Funds New World Fund        654,365      3,439,684      (2,785,319)
American Funds Global Small
 Capitalization Fund                 652,999      4,318,826      (3,665,827)
Wells Fargo Advantage VT
 Omega Growth Fund                    14,685         44,905         (30,220)
Fidelity VIP Growth Portfolio        251,875        448,433        (196,558)
Fidelity VIP Contrafund
 Portfolio                         1,715,329      1,895,443        (180,114)
Fidelity VIP Mid Cap
 Portfolio                           490,097      1,500,602      (1,010,505)
Fidelity VIP Value Strategies
 Portfolio                           418,584        362,841          55,743
Fidelity VIP Dynamic Capital
 Appreciation Portfolio              206,118        141,371          64,747
Fidelity VIP Strategic Income
 Portfolio                            73,662         45,399          28,263
Franklin Rising Dividends
 Securities Fund                   2,797,216     10,443,896      (7,646,680)
Franklin Income Securities
 Fund                              3,542,988     26,607,477     (23,064,489)
Franklin Large Cap Growth
 Securities Fund                     858,202      2,996,455      (2,138,253)
Franklin Global Real Estate
 Securities Fund                      35,280         76,028         (40,748)
Franklin Small-Mid Cap Growth
 Securities Fund                   2,537,421      6,995,176      (4,457,755)
Franklin Small Cap Value
 Securities Fund                   3,257,711      4,960,610      (1,702,899)
Franklin Strategic Income
 Securities Fund                   6,268,678     11,664,199      (5,395,521)
Mutual Shares Securities Fund      1,773,879     16,092,055     (14,318,176)
Templeton Developing Markets
 Securities Fund                   1,045,147      2,471,982      (1,426,835)
Templeton Foreign Securities
 Fund                              2,681,895      7,773,296      (5,091,401)
Templeton Growth Securities
 Fund                              1,647,906      9,331,438      (7,683,532)
Mutual Global Discovery
 Securities Fund                     800,850      7,015,944      (6,215,094)

-------------------------------------------------------------------------------

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Franklin Flex Cap Growth
 Securities Fund                   1,700,845      2,637,049        (936,204)
Franklin Large Cap Value
 Securities Fund                   1,438,605      1,999,872        (561,267)
Templeton Global Bond
 Securities Fund                   1,348,759      2,210,036        (861,277)
Hartford Balanced HLS Fund*          437,771        561,960        (124,189)
Hartford Total Return Bond
 HLS Fund                          6,914,037      9,503,682      (2,589,645)
Hartford Capital Appreciation
 HLS Fund                          3,584,771     14,395,111     (10,810,340)
Hartford Dividend and Growth
 HLS Fund                          2,565,496      8,401,274      (5,835,778)
Hartford Global Research HLS
 Fund                                 72,490         30,945          41,545
Hartford Global Growth HLS
 Fund                                 82,243        112,009         (29,766)
Hartford Disciplined Equity
 HLS Fund                            520,925      1,887,314      (1,366,389)
Hartford Growth HLS Fund             295,354      1,069,221        (773,867)
Hartford Growth Opportunities
 HLS Fund                            788,401      3,581,041      (2,792,640)
Hartford High Yield HLS Fund       1,861,355      1,782,752          78,603
Hartford Index HLS Fund            1,621,727        115,977       1,505,750
Hartford International
 Opportunities HLS Fund            1,051,452      1,209,343        (157,891)
Hartford Small/Mid Cap Equity
 HLS Fund                            305,239        336,444         (31,205)
Hartford Money Market HLS
 Fund                            353,739,480    475,714,343    (121,974,863)
Hartford Small Company HLS
 Fund                                220,545        469,090        (248,545)
Hartford SmallCap Growth HLS
 Fund                                323,096        388,811         (65,715)
Hartford Stock HLS Fund              347,056        103,978         243,078
Hartford U.S. Government
 Securities HLS Fund               2,782,331      2,899,764        (117,433)
Hartford Value HLS Fund              773,145        840,229         (67,084)
American Funds Asset
 Allocation HLS Fund                 752,204      1,437,191        (684,987)
American Funds Blue Chip
 Income and Growth HLS Fund        1,310,377        953,436         356,941
American Funds Bond HLS Fund       2,679,529      3,184,773        (505,244)
American Funds Global Bond
 HLS Fund                            299,773        935,836        (636,063)
American Funds Global Growth
 and Income HLS Fund                 454,527      1,834,999      (1,380,472)
American Funds Global Growth
 HLS Fund                            110,506        598,127        (487,621)
American Funds Global Small
 Capitalization HLS Fund             280,391      1,373,163      (1,092,772)
American Funds Growth HLS
 Fund                              2,653,126      5,735,148      (3,082,022)
American Funds Growth-Income
 HLS Fund                          2,073,038      3,276,188      (1,203,150)
American Funds International
 HLS Fund                          1,984,036      3,688,004      (1,703,968)
American Funds New World HLS
 Fund                                606,539      1,338,934        (732,395)
Hartford Portfolio
 Diversifier HLS Fund             18,851,848        746,117      18,105,731
Lord Abbett Fundamental
 Equity Fund                         621,117         96,815         524,302
Lord Abbett Calibrated
 Dividend Growth Fund*                95,539        296,225        (200,686)
Lord Abbett Bond Debenture
 Fund                              1,265,885      1,790,438        (524,553)
Lord Abbett Growth and Income
 Fund                                102,322        230,066        (127,744)
MFS Core Equity Series               189,791        537,347        (347,556)
MFS Growth Series                  4,544,245      4,507,875          36,370
MFS Global Equity Series             594,959        681,607         (86,648)
MFS High Income Series             4,207,434      5,926,211      (1,718,777)
MFS Investors Growth Stock
 Series                            1,380,416      2,828,474      (1,448,058)
MFS Investors Trust Series         2,686,448      9,370,830      (6,684,382)
MFS Mid Cap Growth Series          1,628,572      4,278,092      (2,649,520)
MFS New Discovery Series           2,305,327      6,553,226      (4,247,899)
MFS Total Return Series            2,778,973     14,328,025     (11,549,052)
MFS Value Series                   3,458,771      7,296,753      (3,837,982)
MFS Research Bond Series           8,562,492      7,849,196         713,296

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
MFS Research International
 Series                              342,483      1,049,363        (706,880)
MFS Research Series                  822,828      1,052,032        (229,204)
BlackRock Global Allocation
 V.I. Fund                           232,386         47,964         184,422
BlackRock Global
 Opportunities V.I. Fund               1,539         12,961         (11,422)
BlackRock Large Cap Growth
 V.I. Fund                             2,085         31,334         (29,249)
BlackRock Equity Dividend
 V.I. Fund                           611,531         68,877         542,654
UIF Mid Cap Growth Portfolio         304,734        818,198        (513,464)
Invesco Van Kampen V.I.
 American Value Fund*                596,361        825,214        (228,853)
Morgan Stanley Focus Growth
 Portfolio                            42,613         81,381         (38,768)
Morgan Stanley Multi Cap
 Growth Portfolio                     61,172        148,434         (87,262)
Morgan Stanley Mid Cap Growth
 Portfolio                            31,192         56,098         (24,906)
Morgan Stanley Flexible
 Income Portfolio                     16,191         10,616           5,575
BlackRock Capital
 Appreciation V.I. Fund              630,709         88,636         542,073
Oppenheimer Capital
 Appreciation Fund/VA                 25,492         69,323         (43,831)
Oppenheimer Global Securities
 Fund/VA                             132,473        717,452        (584,979)
Oppenheimer Main Street
 Fund/VA                             227,314        240,231         (12,917)
Oppenheimer Main Street
 Small- & Mid-Cap Fund/VA            392,985        823,307        (430,322)
Oppenheimer Value Fund/VA             25,862         40,449         (14,587)
Putnam VT Diversified Income
 Fund                              1,305,278      1,669,191        (363,913)
Putnam VT Global Asset
 Allocation Fund                     151,647        104,313          47,334
Putnam VT International Value
 Fund                                 45,534         69,066         (23,532)
Putnam VT International
 Equity Fund                          18,709         43,460         (24,751)
Putnam VT Investors Fund               7,470          3,612           3,858
Putnam VT Small Cap Value
 Fund                                116,623        203,309         (86,686)
Putnam VT Voyager Fund               571,659         95,221         476,438
Putnam VT Equity Income Fund          32,292         19,608          12,684
PIMCO All Asset Fund                 126,442         14,454         111,988
PIMCO EqS Pathfinder Fund            531,896         54,765         477,131
PIMCO Global Multi-Asset Fund         46,414          2,695          43,719
Jennison 20/20 Focus
 Portfolio                            19,545        142,279        (122,734)
Jennison Portfolio                        --             --              --
Prudential Value Portfolio                72            196            (124)
Prudential Series
 International Growth                     --             --              --
Invesco Van Kampen V.I.
 Growth and Income Fund               91,798      1,036,507        (944,709)
Invesco Van Kampen V.I.
 Comstock Fund                         4,308         37,397         (33,089)
Invesco Van Kampen V.I.
 American Franchise Fund*          9,990,131     42,747,812     (32,757,681)
Invesco Van Kampen V.I. Mid
 Cap Growth Fund*                  2,133,671      4,593,503      (2,459,832)
Wells Fargo Advantage VT
 Index Asset Allocation Fund          30,793        249,619        (218,826)
Wells Fargo Advantage VT
 Total Return Bond Fund              546,272      1,106,586        (560,314)
Wells Fargo Advantage VT
 Intrinsic Value Fund                 14,340        544,370        (530,030)
Wells Fargo Advantage VT
 International Equity Fund            12,925         36,317         (23,392)
Wells Fargo Advantage VT
 Small Cap Growth Fund                55,003        338,717        (283,714)
Wells Fargo Advantage VT
 Discovery Fund                       14,376         28,807         (14,431)
Wells Fargo Advantage VT
 Small Cap Value Fund                  3,706         19,077         (15,371)
Wells Fargo Advantage VT
 Opportunity Fund                        436          3,873          (3,437)

*   See Note 1 for additional information related to this Sub-Account.

-------------------------------------------------------------------------------

    The changes in units outstanding for the year ended December 31, 2011 were as follows:

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
American Century VP Value
 Fund                                133,548          9,676         123,872
American Century VP Growth
 Fund                                    110             --             110
AllianceBernstein VPS
 Balanced Wealth Strategy
 Portfolio                           586,981        779,632        (192,651)
AllianceBernstein VPS
 International Value
 Portfolio                         1,169,940        868,335         301,605
AllianceBernstein VPS
 Small/Mid Cap Value
 Portfolio                           568,428        911,175        (342,747)
AllianceBernstein VPS Value
 Portfolio                            75,020         50,645          24,375
AllianceBernstein VPS
 International Growth
 Portfolio                           118,236        179,348         (61,112)
Invesco V.I. Basic Value Fund      7,481,190     31,955,216     (24,474,026)
Invesco V.I. Capital
 Appreciation Fund                 4,398,978     13,699,922      (9,300,944)
Invesco V.I. Core Equity Fund      2,395,591      6,261,895      (3,866,304)
Invesco V.I. Government
 Securities Fund                 107,974,853    205,436,607     (97,461,754)
Invesco V.I. International
 Growth Fund                       9,882,916     20,838,348     (10,955,432)
Invesco V.I. Mid Cap Core
 Equity Fund                      17,150,321     43,345,511     (26,195,190)
Invesco V.I. Small Cap Equity
 Fund                              5,334,111      6,297,297        (963,186)
Invesco V.I. Capital
 Development Fund                  7,069,734      4,979,185       2,090,549
Invesco V.I. Balanced Risk
 Allocation Fund                   2,134,814      1,566,241         568,573
Invesco V.I. Dividend Growth
 Fund                                 20,944         23,115          (2,171)
American Century VP Mid Cap
 Value Fund                           10,899            484          10,415
American Funds Global Bond
 Fund                              6,735,504      7,947,523      (1,212,019)
American Funds Global Growth
 and Income Fund                   1,964,000     10,459,028      (8,495,028)
American Funds Asset
 Allocation Fund                   3,543,375     18,631,630     (15,088,255)
American Funds Blue Chip
 Income and Growth Fund           28,449,586    155,321,457    (126,871,871)
American Funds Bond Fund           7,343,492     20,783,471     (13,439,979)
American Funds Global Growth
 Fund                              1,642,727      7,859,229      (6,216,502)
American Funds Growth Fund         6,740,501     49,542,608     (42,802,107)
American Funds Growth-Income
 Fund                              4,976,800     41,178,195     (36,201,395)
American Funds International
 Fund                              3,180,935     12,058,159      (8,877,224)
American Funds New World Fund      1,067,567      4,806,159      (3,738,592)
American Funds Global Small
 Capitalization Fund               1,398,697      6,209,217      (4,810,520)
Wells Fargo Advantage VT
 Omega Growth Fund                    13,687         41,527         (27,840)
Fidelity VIP Growth Portfolio        865,130        380,723         484,407
Fidelity VIP Contrafund
 Portfolio                         1,327,082      1,801,690        (474,608)
Fidelity VIP Mid Cap
 Portfolio                         1,275,729      1,619,646        (343,917)
Fidelity VIP Value Strategies
 Portfolio                           178,184        315,043        (136,859)
Fidelity VIP Dynamic Capital
 Appreciation Portfolio              165,370        175,754         (10,384)
Fidelity VIP Strategic Income
 Portfolio                            92,389         29,160          63,229
Franklin Rising Dividends
 Securities Fund                   5,544,282     10,840,631      (5,296,349)
Franklin Income Securities
 Fund                              8,271,366     26,433,420     (18,162,054)
Franklin Large Cap Growth
 Securities Fund                   1,208,447      3,223,656      (2,015,209)
Franklin Global Real Estate
 Securities Fund                      27,127        107,508         (80,381)
Franklin Small-Mid Cap Growth
 Securities Fund                   4,931,134     11,366,735      (6,435,601)
Franklin Small Cap Value
 Securities Fund                   3,007,327      5,982,005      (2,974,678)
Franklin Strategic Income
 Securities Fund                   7,421,825     13,315,420      (5,893,595)
Mutual Shares Securities Fund      3,082,133     16,259,170     (13,177,037)
Templeton Developing Markets
 Securities Fund                   1,806,731      4,462,519      (2,655,788)
Templeton Foreign Securities
 Fund                              4,476,435      9,003,002      (4,526,567)
Templeton Growth Securities
 Fund                              2,282,342     10,051,803      (7,769,461)

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Mutual Global Discovery
 Securities Fund                   2,802,196      7,286,930      (4,484,734)
Franklin Flex Cap Growth
 Securities Fund                   1,537,440      1,797,495        (260,055)
Franklin Large Cap Value
 Securities Fund                     932,548      1,177,864        (245,316)
Templeton Global Bond
 Securities Fund                   2,273,781      2,005,875         267,906
Hartford Advisers HLS Fund           520,665        348,063         172,602
Hartford Total Return Bond
 HLS Fund                          9,321,148     13,852,753      (4,531,605)
Hartford Capital Appreciation
 HLS Fund                          8,825,888     11,832,374      (3,006,486)
Hartford Dividend and Growth
 HLS Fund                          3,604,050      6,152,557      (2,548,507)
Hartford Global Research HLS
 Fund                                 40,352         23,473          16,879
Hartford Global Growth HLS
 Fund                                 86,530         68,175          18,355
Hartford Disciplined Equity
 HLS Fund                            869,792      1,607,769        (737,977)
Hartford Growth HLS Fund           1,155,003        978,253         176,750
Hartford Growth Opportunities
 HLS Fund                          1,886,146      3,254,130      (1,367,984)
Hartford High Yield HLS Fund       2,421,760      2,746,874        (325,114)
Hartford Index HLS Fund               87,382         14,461          72,921
Hartford International
 Opportunities HLS Fund              867,649        648,016         219,633
Hartford Small/Mid Cap Equity
 HLS Fund                            347,978        502,457        (154,479)
Hartford Money Market HLS
 Fund                            578,987,386    595,902,575     (16,915,189)
Hartford Small Company HLS
 Fund                                827,656        877,981         (50,325)
Hartford SmallCap Growth HLS
 Fund                              1,061,302        871,544         189,758
Hartford Stock HLS Fund               47,035         79,301         (32,266)
Hartford U.S. Government
 Securities HLS Fund               2,655,554      2,356,878         298,676
Hartford Value HLS Fund              337,526        372,372         (34,846)
American Funds Asset
 Allocation HLS Fund               1,136,749        632,101         504,648
American Funds Blue Chip
 Income and Growth HLS Fund          560,340        636,582         (76,242)
American Funds Bond HLS Fund       2,862,075      4,112,822      (1,250,747)
American Funds Global Bond
 HLS Fund                          1,138,276        709,122         429,154
American Funds Global Growth
 and Income HLS Fund                 437,873      1,110,953        (673,080)
American Funds Global Growth
 HLS Fund                            384,337        540,943        (156,606)
American Funds Global Small
 Capitalization HLS Fund             857,535      1,362,251        (504,716)
American Funds Growth HLS
 Fund                              2,651,017      4,682,444      (2,031,427)
American Funds Growth-Income
 HLS Fund                          1,178,560      2,199,624      (1,021,064)
American Funds International
 HLS Fund                          3,198,608      2,731,905         466,703
American Funds New World HLS
 Fund                                825,584      1,725,653        (900,069)
Hartford Portfolio
 Diversifier HLS Fund              3,795,139         86,193       3,708,946
Lord Abbett Fundamental
 Equity Fund                         285,616         16,858         268,758
Lord Abbett Capital Structure
 Fund                                402,101        234,097         168,004
Lord Abbett Bond Debenture
 Fund                              1,190,983      1,432,081        (241,098)
Lord Abbett Growth and Income
 Fund                                180,697        354,716        (174,019)
MFS Core Equity Series               281,589        620,912        (339,323)
MFS Growth Series                  5,027,380      4,446,292         581,088
MFS Global Equity Series             422,530        541,933        (119,403)
MFS High Income Series             5,510,519      9,056,210      (3,545,691)
MFS Investors Growth Stock
 Series                            2,685,612      2,742,039         (56,427)
MFS Investors Trust Series         2,290,951      8,665,508      (6,374,557)
MFS Mid Cap Growth Series          2,442,755      9,637,195      (7,194,440)
MFS New Discovery Series           6,042,332      8,886,605      (2,844,273)
MFS Total Return Series            4,014,340     15,693,632     (11,679,292)
MFS Value Series                   3,353,413      5,414,491      (2,061,078)

-------------------------------------------------------------------------------

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
MFS Research Bond Series          10,651,041     11,588,658        (937,617)
MFS Research International
 Series                              637,384        976,911        (339,527)
MFS Research Series                1,278,412      1,366,426         (88,014)
BlackRock Global Allocation
 V.I. Fund                            62,161            108          62,053
BlackRock Global
 Opportunities V.I. Fund               2,092         18,982         (16,890)
BlackRock Large Cap Growth
 V.I. Fund                            31,356         40,264          (8,908)
BlackRock Equity Dividend
 V.I. Fund                           172,642          3,934         168,708
UIF Mid Cap Growth Portfolio         726,444        825,798         (99,354)
Invesco Van Kampen V.I. Mid
 Cap Value Fund                      341,667        414,049         (72,382)
Morgan Stanley Focus Growth
 Portfolio                           146,305        144,709           1,596
Morgan Stanley Multi Cap
 Growth Portfolio                     26,125        157,370        (131,245)
Morgan Stanley Mid Cap Growth
 Portfolio                           113,310        105,107           8,203
Morgan Stanley Flexible
 Income Portfolio                     23,451         17,308           6,143
BlackRock Capital
 Appreciation V.I. Fund              169,938          2,085         167,853
Oppenheimer Capital
 Appreciation Fund/VA                 27,775         39,640         (11,865)
Oppenheimer Global Securities
 Fund/VA                             498,380        557,828         (59,448)
Oppenheimer Main Street
 Fund/VA                             206,850        115,990          90,860
Oppenheimer Main Street
 Small- & Mid-Cap Fund/VA            295,242        576,103        (280,861)
Oppenheimer Value Fund/VA             61,001         38,147          22,854
Putnam VT Diversified Income
 Fund                                587,244      1,868,452      (1,281,208)
Putnam VT Global Asset
 Allocation Fund                      47,187         85,318         (38,131)
Putnam VT International Value
 Fund                                 20,012         15,230           4,782
Putnam VT International
 Equity Fund                          30,389         31,002            (613)
Putnam VT Investors Fund               3,378          1,932           1,446
Putnam VT Small Cap Value
 Fund                                223,266        153,053          70,213
Putnam VT Voyager Fund               174,437         12,388         162,049
Putnam VT Equity Income Fund          37,905          5,818          32,087
PIMCO All Asset Fund                  31,313            124          31,189
PIMCO EqS Pathfinder Fund            138,379          1,913         136,466
PIMCO Global Multi-Asset Fund         27,351             --          27,351
Jennison 20/20 Focus
 Portfolio                            49,268         31,721          17,547
Jennison Portfolio                        --         72,965         (72,965)
Prudential Value Portfolio            32,946         80,767         (47,821)
Prudential Series
 International Growth                 36,866             --          36,866
Invesco Van Kampen V.I.
 Growth and Income Fund              397,375        832,940        (435,565)
Invesco Van Kampen V.I.
 Comstock Fund                        10,749         30,087         (19,338)
Invesco Van Kampen V.I.
 Capital Growth Fund              11,048,418      9,969,917       1,078,501
Wells Fargo Advantage VT
 Index Asset Allocation Fund           2,145        169,811        (167,666)
Wells Fargo Advantage VT
 Total Return Bond Fund              634,038      1,451,758        (817,720)
Wells Fargo Advantage VT
 Intrinsic Value Fund                129,104        706,192        (577,088)
Wells Fargo Advantage VT
 International Equity Fund            18,893         40,614         (21,721)
Wells Fargo Advantage VT
 Small Cap Growth Fund               144,024        509,672        (365,648)
Wells Fargo Advantage VT
 Discovery Fund                       21,001         38,396         (17,395)
Wells Fargo Advantage VT
 Small Cap Value Fund                  1,508          9,590          (8,082)
Wells Fargo Advantage VT
 Opportunity Fund                      9,099          7,986           1,113

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios representing the lowest and highest contract charges for each of the periods presented within each Sub-Account that had outstanding units as of and for the period ended December 31, 2012. The unit value range presented below represents the unit values of the highest and lowest contract charges, therefore a specific Sub-Account unit value may be outside of the range presented in this table. Financial highlights for net assets allocated to Sub-Accounts that have merged during the period, if applicable, have been shown for the surviving fund.

                                                                    UNIT
                                                                 FAIR VALUE
SUB-ACCOUNT                          UNITS #                LOWEST TO HIGHEST #                NET ASSETS
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE
 FUND
 2012                                   602,561      $11.098644      to      $11.299348          $6,759,844
 2011                                   123,872        9.832919      to        9.911162           1,224,520
AMERICAN CENTURY VP GROWTH
 FUND
 2012                                    75,101       10.128418      to       10.298559             765,045
 2011                                       110        9.119972      to        9.119972               1,004
ALLIANCEBERNSTEIN VPS
 BALANCED WEALTH STRATEGY
 PORTFOLIO
 2012                                 3,030,432       14.160826      to       14.221715          32,333,240
 2011                                 3,270,469       12.552780      to       12.887048          31,195,540
 2010                                 3,463,120       13.013398      to       13.657129          34,349,623
 2009                                 3,097,549        9.114205      to       12.721089          28,139,542
 2008                                 1,637,255        7.330877      to        7.429046          12,085,723
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE
 PORTFOLIO
 2012                                 5,518,052       11.774115      to       12.248184          35,173,259
 2011                                 5,916,574       10.362271      to       11.024641          33,537,808
 2010                                 5,614,969       12.965766      to       14.066329          40,067,814
 2009                                 5,442,097        6.886029      to       13.862706          37,579,414
 2008                                 2,961,422        5.088962      to        5.163673          15,187,727
ALLIANCEBERNSTEIN VPS
 SMALL/MID CAP VALUE
 PORTFOLIO
 2012                                 1,355,729       17.919889      to       19.116247          17,360,732
 2011                                 1,474,262       15.095870      to       16.585689          16,027,815
 2010                                 1,817,009       16.602960      to       18.656812          21,610,686
 2009                                   975,129       13.181415      to       15.157142           9,182,618
 2008                                   837,521        6.627915      to        6.725040           5,589,361
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 2012                                   127,984        9.326908      to       14.015967           1,166,545
 2011                                   170,899        8.141254      to       12.462581           1,373,981
 2010                                   146,524        8.532977      to       13.306209           1,250,549
 2009                                   157,063        7.500797      to        7.723828           1,211,305
 2008                                    96,592        6.363950      to        6.435801             618,256
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2012                                   995,976        8.024004      to       14.576755           7,813,720
 2011                                 1,201,354        7.022522      to       13.001977           8,296,426
 2010                                 1,262,466        8.459877      to       15.918710          10,584,364
 2009                                 1,400,767        7.555373      to       14.530519          10,578,825
 2008                                 1,069,518        5.397825      to        5.477105           5,817,476
INVESCO VAN KAMPEN V.I. VALUE
 OPPORTUNITIES FUND+
 2012                                63,041,114        1.290481      to       16.684637          74,300,215
 2011                                76,014,320        1.105738      to       14.577489          77,709,249
 2010                               100,488,346        1.150245      to       15.463136         107,250,371
 2009                               140,628,597        1.080634      to       14.813450         141,583,993
 2008                               129,593,925        0.665662      to        0.736367          90,052,859

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE
 FUND
 2012                           0.50%     to       1.50%      1.86%     to       1.97%      12.87%     to       14.01%
 2011                           0.50%     to       1.50%      0.91%     to       1.35%      (1.67)%    to       (0.89)%
AMERICAN CENTURY VP GROWTH
 FUND
 2012                           0.50%     to       1.50%      0.36%     to       0.83%      11.80%     to       12.92%
 2011                           0.50%     to       0.50%        --      to         --       (8.80)%    to       (8.80)%
ALLIANCEBERNSTEIN VPS
 BALANCED WEALTH STRATEGY
 PORTFOLIO
 2012                           0.50%     to       2.70%      1.92%     to       1.92%      10.36%     to       12.81%
 2011                           0.50%     to       2.70%      2.11%     to       2.24%      (5.64)%    to       (3.54)%
 2010                           0.50%     to       2.70%      0.97%     to       2.50%       7.36%     to        9.75%
 2009                           0.85%     to       2.70%      0.85%     to       0.85%      21.14%     to       23.40%
 2008                           0.85%     to       2.45%      1.93%     to       3.40%     (29.40)%    to      (28.64)%
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE
 PORTFOLIO
 2012                           0.50%     to       2.75%      1.26%     to       1.46%      11.10%     to       13.62%
 2011                           0.50%     to       2.75%      4.08%     to       4.38%     (21.62)%    to      (19.84)%
 2010                           0.30%     to       2.75%      2.51%     to       2.59%       1.47%     to        3.99%
 2009                           0.75%     to       2.75%      1.75%     to       3.21%      30.72%     to       33.36%
 2008                           0.75%     to       2.50%        --      to         --      (52.73)%    to      (52.18)%
ALLIANCEBERNSTEIN VPS
 SMALL/MID CAP VALUE
 PORTFOLIO
 2012                           0.30%     to       2.75%      0.28%     to       0.29%      15.26%     to       18.11%
 2011                           0.50%     to       2.75%      0.23%     to       0.26%     (11.10)%    to       (9.08)%
 2010                           0.50%     to       2.75%      0.17%     to       0.27%      23.16%     to       25.96%
 2009                           0.50%     to       2.70%        --      to         --       31.81%     to       38.86%
 2008                           0.75%     to       2.50%        --      to         --      (38.49)%    to      (37.77)%
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 2012                           0.85%     to       2.70%      1.15%     to       1.69%      12.46%     to       14.56%
 2011                           0.85%     to       2.70%      1.19%     to       1.23%      (6.34)%    to       (4.59)%
 2010                           0.85%     to       2.70%      0.13%     to       1.70%       8.45%     to       10.48%
 2009                           0.85%     to       2.45%      3.17%     to       3.54%      18.11%     to       20.01%
 2008                           0.85%     to       2.20%        --      to         --      (39.68)%    to      (39.14)%
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2012                           0.85%     to       2.75%      1.42%     to       1.42%      12.11%     to       14.26%
 2011                           0.85%     to       2.75%      2.78%     to       2.94%     (18.32)%    to      (16.76)%
 2010                           0.75%     to       2.75%      1.84%     to       1.86%       9.55%     to       11.77%
 2009                           0.85%     to       2.75%      4.39%     to       4.39%      35.46%     to       38.06%
 2008                           0.75%     to       2.50%        --      to         --      (48.31)%    to      (47.70)%
INVESCO VAN KAMPEN V.I. VALUE
 OPPORTUNITIES FUND+
 2012                           0.85%     to       2.80%      1.43%     to       1.46%      14.45%     to       16.71%
 2011                           0.85%     to       2.80%      0.86%     to       0.87%      (5.73)%    to       (3.87)%
 2010                           0.85%     to       2.80%      0.26%     to       0.59%       4.39%     to        6.44%
 2009                           0.85%     to       2.80%      1.44%     to       1.69%      43.92%     to       46.75%
 2008                           0.85%     to       2.55%      0.92%     to       0.96%     (52.98)%    to      (52.18)%

-------------------------------------------------------------------------------

                                                                    UNIT
                                                                 FAIR VALUE
SUB-ACCOUNT                          UNITS #                LOWEST TO HIGHEST #                NET ASSETS
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND
 2012                                11,898,914      $14.548531      to      $14.694872        $150,085,542
 2011                                15,342,734       12.998894      to       13.157943         173,197,462
 2010                                19,209,038       13.102525      to       13.533453         221,049,165
 2009                                22,425,144        9.264497      to       12.697518         239,994,420
 2008                                23,035,719        7.300601      to        8.328570         196,232,507
INVESCO V.I. GOVERNMENT
 SECURITIES FUND
 2012                               417,384,035        1.493465      to       10.760303         570,722,972
 2011                               463,362,925        1.469836      to       10.798522         630,092,419
 2010                               560,824,679        1.373740      to       10.291202         717,515,209
 2009                               654,236,729        1.314467      to       10.041028         807,517,157
 2008                               880,321,619        1.198564      to        1.325847       1,103,726,475
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 2012                                62,561,007       14.555785      to       15.649249         179,099,294
 2011                                77,902,876       12.667199      to       13.929807         184,766,004
 2010                                88,806,753       13.660318      to       15.377007         220,293,502
 2009                               105,872,803       12.155095      to       14.004381         224,332,816
 2008                               104,393,779        1.289787      to        6.439210         153,766,478
INVESCO V.I. MID CAP CORE
 EQUITY FUND
 2012                                99,059,893       14.042863      to       14.137527         176,825,801
 2011                               123,939,891       12.758355      to       13.103319         202,356,895
 2010                               150,135,081       13.714290      to       14.393534         264,180,937
 2009                               176,230,138        1.668104      to       12.978635         275,873,635
 2008                               190,237,301        1.167979      to        1.291991         232,714,670
INVESCO V.I. SMALL CAP EQUITY
 FUND
 2012                                 7,433,990       16.472537      to       16.643733         115,464,633
 2011                                 9,270,483       14.687915      to       14.873553         129,411,744
 2010                                10,233,669       14.878357      to       15.407794         147,413,717
 2009                                10,428,859       11.627684      to       12.333851         120,693,959
 2008                                10,669,710        7.574625      to        9.512314         104,456,902
INVESCO V.I. BALANCED RISK
 ALLOCATION FUND
 2012                                 2,056,847       11.658928      to       12.138297          24,508,501
 2011                                 1,551,961       10.831402      to       11.043461          16,977,551
INVESCO V.I. DIVERSIFIED
 DIVIDEND FUND+
 2012                                    33,339       11.144356      to       11.315423             374,320
 2011                                    16,071        9.624256      to        9.689302             155,299
AMERICAN CENTURY VP MID CAP
 VALUE FUND
 2012                                    20,019       11.065449      to       11.279374             222,746
 2011                                    10,415        9.664327      to        9.753198             100,866
AMERICAN FUNDS GLOBAL BOND
 FUND
 2012                                18,858,203       12.209321      to       12.236047         250,979,429
 2011                                22,786,002       11.572225      to       11.849529         290,358,620
 2010                                23,998,021       11.142028      to       11.656969         297,836,946
 2009                                25,055,459       11.391928      to       12.351206         300,655,023
 2008                                24,291,410       10.931491      to       11.355894         270,406,970
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME FUND
 2012                                35,231,469      $15.445997      to       16.514694         405,177,758
 2011                                43,754,607       13.224868      to       14.439786         434,840,746
 2010                                52,249,635       13.990010      to       15.599767         553,565,519
 2009                                58,536,438        9.896204      to       14.344043         563,375,596
 2008                                61,773,066        6.817920      to        7.143265         432,262,076

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND
 2012                           0.50%     to       2.80%      0.88%     to       0.98%      10.74%     to       13.05%
 2011                           0.50%     to       2.75%      1.01%     to       1.09%      (2.77)%    to       (0.79)%
 2010                           0.50%     to       2.75%      1.00%     to       1.09%       6.58%     to        8.70%
 2009                           0.85%     to       2.75%      1.98%     to       4.88%      24.82%     to       26.90%
 2008                           0.85%     to       2.55%      1.65%     to      15.17%     (31.90)%    to      (29.79)%
INVESCO V.I. GOVERNMENT
 SECURITIES FUND
 2012                           0.85%     to       2.80%      3.05%     to       3.30%      (0.35)%    to        1.61%
 2011                           0.85%     to       2.80%      2.87%     to       3.63%       4.93%     to        7.00%
 2010                           0.85%     to       2.80%      4.61%     to       7.34%       2.49%     to        4.51%
 2009                           0.85%     to       2.80%      4.53%     to       4.91%      (2.77)%    to       (0.86)%
 2008                           0.85%     to       2.55%      5.27%     to       5.42%       9.48%     to       11.36%
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 2012                           0.30%     to       2.80%      1.32%     to       1.42%      12.34%     to       14.91%
 2011                           0.30%     to       2.80%        --      to       0.96%      (9.32)%    to       (7.27)%
 2010                           0.30%     to       2.75%      1.71%     to       3.51%       9.80%     to       12.27%
 2009                           0.50%     to       2.75%      2.08%     to       2.12%      21.55%     to       31.58%
 2008                           0.75%     to       2.55%      0.62%     to       0.68%     (41.88)%    to      (37.60)%
INVESCO V.I. MID CAP CORE
 EQUITY FUND
 2012                           0.50%     to       2.80%        --      to       0.06%       7.89%     to       10.07%
 2011                           0.50%     to       2.80%      0.12%     to       0.30%      (8.96)%    to       (6.97)%
 2010                           0.50%     to       2.80%      0.03%     to       0.35%      10.96%     to       13.21%
 2009                           0.85%     to       2.75%      1.00%     to       1.38%      26.68%     to       29.11%
 2008                           0.85%     to       2.55%      1.30%     to       1.74%     (30.32)%    to      (29.12)%
INVESCO V.I. SMALL CAP EQUITY
 FUND
 2012                           0.30%     to       2.80%        --      to         --       10.75%     to       13.32%
 2011                           0.30%     to       2.80%        --      to         --       (3.47)%    to       (1.28)%
 2010                           0.30%     to       2.80%        --      to         --       24.99%     to       27.83%
 2009                           0.50%     to       2.75%      0.08%     to       0.23%      16.28%     to       18.00%
 2008                           0.85%     to       2.55%        --      to         --      (33.04)%    to      (29.50)%
INVESCO V.I. BALANCED RISK
 ALLOCATION FUND
 2012                           0.50%     to       2.75%      0.76%     to       1.29%       7.64%     to       10.09%
 2011                           0.30%     to       2.75%        --      to         --        8.31%     to       10.43%
INVESCO V.I. DIVERSIFIED
 DIVIDEND FUND+
 2012                           1.35%     to       2.20%      1.82%     to       1.84%      15.79%     to       16.78%
 2011                           1.35%     to       2.20%        --      to         --       (3.76)%    to       (3.11)%
AMERICAN CENTURY VP MID CAP
 VALUE FUND
 2012                           0.50%     to       1.50%      2.03%     to       2.33%      14.50%     to       15.65%
 2011                           0.50%     to       1.50%      0.70%     to       0.96%      (3.36)%    to       (2.47)%
AMERICAN FUNDS GLOBAL BOND
 FUND
 2012                           0.65%     to       2.80%      1.93%     to       2.23%       3.26%     to        5.51%
 2011                           0.65%     to       2.80%      3.89%     to       4.22%       1.65%     to        3.86%
 2010                           0.65%     to       2.80%      3.34%     to       6.43%       2.33%     to        4.55%
 2009                           0.85%     to       2.80%      1.07%     to       1.52%       7.03%     to        8.77%
 2008                           0.85%     to       2.55%      5.81%     to       6.12%       0.88%     to        2.61%
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME FUND
 2012                           0.65%     to       2.75%      2.51%     to       2.56%      14.37%     to       16.80%
 2011                           0.65%     to       2.75%      2.78%     to       3.49%      (7.44)%    to       (5.47)%
 2010                           0.65%     to       2.75%      3.29%     to       3.98%       8.75%     to       11.06%
 2009                           0.85%     to       2.75%      2.45%     to       4.54%      35.93%     to       38.54%
 2008                           0.85%     to       2.55%      2.41%     to       2.41%     (42.65)%    to      (41.67)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                    UNIT
                                                                 FAIR VALUE
SUB-ACCOUNT                          UNITS #                LOWEST TO HIGHEST #                NET ASSETS
----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET
 ALLOCATION FUND
 2012                                66,582,529      $15.080782      to      $15.187357      $ 1,003,590,407
 2011                                80,394,404       13.156241      to       13.347677        1,060,599,005
 2010                                95,482,659       13.072647      to       13.551269        1,263,710,519
 2009                               110,121,440       12.386762      to       13.181732        1,315,830,916
 2008                               125,356,837        9.236588      to       10.837267        1,227,623,202
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH FUND
 2012                               506,585,479       15.020566      to       15.403526          578,212,877
 2011                               610,274,841       13.563831      to       13.613919          622,184,166
 2010                               737,146,712       13.827471      to       14.076226          767,672,843
 2009                               852,132,365        1.027151      to       12.887096          802,148,242
 2008                               970,925,678        0.708958      to        0.817424          726,259,062
AMERICAN FUNDS BOND FUND
 2012                                58,235,722       12.362435      to       12.399383          897,788,604
 2011                                65,986,919       11.808492      to       12.101132          981,847,060
 2010                                79,426,898       11.201828      to       11.728856        1,132,938,306
 2009                                88,782,576       11.331571      to       14.955291        1,210,172,832
 2008                                85,570,323       11.336185      to       13.354404        1,052,329,260
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2012                                23,297,560       15.224659      to       16.840885          368,355,610
 2011                                29,252,202       12.502940      to       14.130584          384,303,431
 2010                                35,468,704       13.811815      to       15.949598          521,075,931
 2009                                42,042,116       14.414604      to       14.678047          564,442,292
 2008                                47,022,498        7.177236      to       10.185296          451,115,905
AMERICAN FUNDS GROWTH FUND
 2012                               154,222,841       16.159627      to       17.232698        1,975,408,899
 2011                               194,001,436       13.796623      to       15.032330        2,146,707,670
 2010                               236,803,543       14.507099      to       16.150261        2,782,581,930
 2009                               278,473,601       10.036055      to       13.994219        2,810,286,971
 2008                               308,892,269        5.694785      to        7.238556        2,276,942,766
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2012                               143,073,284       15.280936      to       15.481384        2,013,947,619
 2011                               178,167,572       13.091810      to       13.551641        2,168,831,624
 2010                               214,368,967       13.422867      to       14.196547        2,698,200,188
 2009                               250,556,442       12.679438      to       13.102236        2,873,227,510
 2008                               281,377,923        8.412561      to        9.714458        2,497,519,431
AMERICAN FUNDS INTERNATIONAL
 FUND
 2012                                39,932,318       13.208125      to       14.967902          550,324,522
 2011                                49,125,134       11.275200      to       13.054980          584,899,178
 2010                                58,002,358       13.190771      to       15.605553          816,732,756
 2009                                66,689,461       14.527484      to       14.965713          892,966,418
 2008                                74,837,894        7.140203      to       10.209922          712,873,720
AMERICAN FUNDS NEW WORLD FUND
 2012                                10,721,388       14.573424      to       16.796944          278,279,326
 2011                                13,506,707       12.449689      to       14.653549          302,814,203
 2010                                17,245,299       14.561933      to       17.504054          457,449,652
 2009                                18,331,452       15.263363      to       25.730818          420,801,786
 2008                                18,467,416       14.217246      to       17.525901          288,741,037

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET
 ALLOCATION FUND
 2012                           0.65%     to       2.80%      1.94%     to       2.00%      12.98%     to       15.44%
 2011                           0.65%     to       2.80%      1.86%     to       2.88%      (1.50)%    to        0.64%
 2010                           0.65%     to       2.80%      1.65%     to       4.11%       9.40%     to       11.78%
 2009                           0.70%     to       2.80%      3.14%     to       7.23%      20.56%     to       23.12%
 2008                           0.55%     to       2.55%      2.46%     to       2.61%     (31.29)%    to      (29.90)%
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH FUND
 2012                           0.65%     to       2.80%      2.04%     to       2.76%      10.74%     to       13.15%
 2011                           0.65%     to       2.80%      1.62%     to       2.37%      (3.64)%    to       (1.54)%
 2010                           0.65%     to       2.80%      2.97%     to       3.42%       9.23%     to       11.60%
 2009                           0.70%     to       2.80%      2.16%     to       6.46%      24.44%     to       27.08%
 2008                           0.55%     to       2.55%      2.00%     to       2.09%     (38.11)%    to      (36.85)%
AMERICAN FUNDS BOND FUND
 2012                           0.65%     to       2.80%      2.41%     to       2.58%       2.46%     to        4.69%
 2011                           0.65%     to       2.80%      3.69%     to       3.77%       3.17%     to        5.42%
 2010                           0.65%     to       2.80%      4.16%     to       5.14%       3.51%     to        5.76%
 2009                           0.55%     to       2.80%      3.20%     to      10.69%       9.50%     to       11.99%
 2008                           0.55%     to       2.55%      5.59%     to       5.66%     (11.63)%    to       (9.85)%
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2012                           0.65%     to       2.80%      0.50%     to       0.86%      19.18%     to       21.77%
 2011                           0.65%     to       2.80%      1.60%     to       1.96%     (11.40)%    to       (9.48)%
 2010                           0.65%     to       2.80%      1.02%     to       1.98%       8.66%     to       11.02%
 2009                           0.55%     to       2.80%      1.46%     to       2.00%      35.92%     to       41.52%
 2008                           0.55%     to       2.55%      1.68%     to       1.85%     (39.94)%    to      (38.73)%
AMERICAN FUNDS GROWTH FUND
 2012                           0.65%     to       2.80%      0.78%     to       0.79%      14.64%     to       17.13%
 2011                           0.65%     to       2.80%      0.64%     to       0.79%      (6.92)%    to       (4.90)%
 2010                           0.65%     to       2.80%      0.94%     to       1.22%      15.41%     to       17.91%
 2009                           0.55%     to       2.80%      0.59%     to       1.12%      32.07%     to       38.65%
 2008                           0.55%     to       2.55%      0.80%     to       0.83%     (45.39)%    to      (44.28)%
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2012                           0.65%     to       2.80%      1.56%     to       1.66%      14.24%     to       16.72%
 2011                           0.65%     to       2.80%      1.68%     to       2.20%      (4.54)%    to       (2.47)%
 2010                           0.65%     to       2.80%      2.04%     to       2.30%       8.35%     to       10.71%
 2009                           0.55%     to       2.80%      1.39%     to       3.76%      24.90%     to       30.52%
 2008                           0.55%     to       2.55%      1.71%     to       1.76%     (39.42)%    to      (38.19)%
AMERICAN FUNDS INTERNATIONAL
 FUND
 2012                           0.65%     to       2.80%      1.28%     to       1.51%      14.65%     to       17.14%
 2011                           0.65%     to       2.80%      1.80%     to       2.56%     (16.34)%    to      (14.52)%
 2010                           0.65%     to       2.80%      2.96%     to       4.35%       4.28%     to        6.54%
 2009                           0.55%     to       2.80%      1.58%     to       3.34%      37.18%     to       42.29%
 2008                           0.55%     to       2.55%      1.97%     to       2.09%     (43.58)%    to      (42.44)%
AMERICAN FUNDS NEW WORLD FUND
 2012                           0.65%     to       2.75%      1.04%     to       1.06%      14.63%     to       17.06%
 2011                           0.65%     to       2.75%      1.90%     to       2.11%     (16.28)%    to      (14.51)%
 2010                           0.65%     to       2.75%      1.59%     to       4.69%      14.68%     to       17.11%
 2009                           0.70%     to       2.75%      1.55%     to       2.77%      45.60%     to       48.61%
 2008                           0.55%     to       2.55%      1.32%     to       1.52%     (43.83)%    to      (42.69)%

-------------------------------------------------------------------------------

                                                                    UNIT
                                                                 FAIR VALUE
SUB-ACCOUNT                          UNITS #                LOWEST TO HIGHEST #                NET ASSETS
---------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2012                                13,188,391      $14.519414      to      $17.854160        $226,841,763
 2011                                16,854,218       12.366148      to       15.536661         249,675,792
 2010                                21,664,738       15.393902      to       19.761879         404,601,423
 2009                                25,122,762       16.601381      to       17.875929         392,264,008
 2008                                25,065,083        7.836227      to       11.177252         246,757,458
WELLS FARGO ADVANTAGE VT
 OMEGA GROWTH FUND
 2012                                   104,126       13.572767      to       13.961098           1,432,385
 2011                                   134,346       11.559204      to       11.754063           1,566,101
 2010                                   162,186       12.547037      to       12.612644           2,040,318
FIDELITY VIP GROWTH PORTFOLIO
 2012                                   734,617       10.304407      to       16.387763           7,358,549
 2011                                   931,175        9.084006      to       14.716451           8,294,299
 2010                                   446,768        9.164587      to       15.124416           4,054,447
 2009                                   560,655        7.462172      to       12.544552           4,141,042
 2008                                   403,793        5.800294      to        5.886127           2,358,388
FIDELITY VIP CONTRAFUND
 PORTFOLIO
 2012                                 8,812,415       16.290581      to       16.359378          98,736,683
 2011                                 8,992,529       14.068742      to       14.478379          86,389,923
 2010                                 9,467,137       14.515135      to       15.308626          93,760,661
 2009                                 9,611,878       12.438700      to       13.457210          82,127,987
 2008                                 6,682,592        6.291088      to        6.384129          42,378,745
FIDELITY VIP MID CAP
 PORTFOLIO
 2012                                 6,913,830       15.876932      to       17.250225          79,149,157
 2011                                 7,924,335       13.900375      to       15.477138          80,066,155
 2010                                 8,268,252       15.639395      to       17.845997          94,605,932
 2009                                 8,140,962       12.188298      to       14.266791          72,872,680
 2008                                 4,186,745        6.372199      to        6.466418          26,881,180
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2012                                   475,907       11.906677      to       22.119855           5,633,843
 2011                                   420,164        9.450521      to       17.884524           3,980,725
 2010                                   557,023       10.478206      to       20.200241           5,879,866
 2009                                   786,487        8.364557      to       16.426200           6,639,905
 2008                                   421,702        5.307455      to        5.368003           2,245,363
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 2012                                   237,850       11.827863      to       18.033810           2,777,891
 2011                                   173,103        9.757881      to       15.155307           1,686,429
 2010                                   183,487       10.121386      to       16.013691           1,867,629
 2009                                   113,620        8.651675      to       13.943700           1,015,690
 2008                                   143,725        6.356132      to        6.404294             916,034
FIDELITY VIP STRATEGIC INCOME
 PORTFOLIO
 2012                                   121,527       11.167056      to       14.039233           1,610,832
 2011                                    93,264       10.283412      to       12.774186           1,079,934
 2010                                    30,035       12.074240      to       12.266327             364,547
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 2012                                40,176,164       15.618264      to       16.693201         662,298,788
 2011                                47,822,844       14.367859      to       14.978484         717,250,217
 2010                                53,119,193       13.918257      to       14.187159         765,099,095
 2009                                56,788,487       11.785164      to       11.863931         689,906,815
 2008                                63,290,958       10.091165      to       11.000356         666,810,750

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2012                           0.65%     to       2.80%      0.84%     to       1.38%      14.92%     to       17.41%
 2011                           0.65%     to       2.80%      1.15%     to       2.21%     (21.38)%    to      (19.67)%
 2010                           0.65%     to       2.80%      1.47%     to       2.09%      19.04%     to       21.62%
 2009                           0.85%     to       2.80%      0.28%     to       0.70%      54.15%     to       59.93%
 2008                           0.85%     to       2.55%        --      to         --      (54.70)%    to      (53.92)%
WELLS FARGO ADVANTAGE VT
 OMEGA GROWTH FUND
 2012                           1.35%     to       2.50%        --      to         --       17.42%     to       18.78%
 2011                           1.35%     to       2.50%        --      to         --       (7.87)%    to       (6.81)%
 2010                           1.35%     to       2.50%        --      to         --       25.47%     to       26.13%
FIDELITY VIP GROWTH PORTFOLIO
 2012                           0.85%     to       2.70%      0.20%     to       0.34%      11.36%     to       13.43%
 2011                           0.85%     to       2.70%      0.12%     to       0.25%      (2.70)%    to       (0.88)%
 2010                           0.85%     to       2.70%      0.03%     to       0.03%      20.57%     to       22.81%
 2009                           0.85%     to       2.70%      0.17%     to       0.69%      24.56%     to       26.88%
 2008                           0.75%     to       2.50%      0.87%     to       2.52%     (43.76)%    to      (43.10)%
FIDELITY VIP CONTRAFUND
 PORTFOLIO
 2012                           0.30%     to       2.75%      0.33%     to       1.00%      12.99%     to       15.79%
 2011                           0.30%     to       2.75%      0.62%     to       0.74%      (5.42)%    to       (3.08)%
 2010                           0.30%     to       2.75%      0.90%     to       1.06%      13.76%     to       16.58%
 2009                           0.50%     to       2.75%      2.47%     to       2.47%      24.39%     to       31.79%
 2008                           0.75%     to       2.50%      2.19%     to       3.04%     (40.61)%    to      (39.91)%
FIDELITY VIP MID CAP
 PORTFOLIO
 2012                           0.30%     to       2.75%      0.39%     to       0.46%      11.46%     to       14.22%
 2011                           0.30%     to       2.75%      0.02%     to       0.02%     (13.27)%    to      (11.12)%
 2010                           0.30%     to       2.75%      0.12%     to       0.12%      25.09%     to       28.19%
 2009                           0.50%     to       2.75%      0.34%     to       0.92%      21.88%     to       35.96%
 2008                           0.75%     to       2.50%      0.16%     to       0.33%     (37.75)%    to      (37.02)%
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2012                           0.85%     to       2.70%      0.38%     to       0.56%      23.68%     to       25.99%
 2011                           0.85%     to       2.70%      0.38%     to       0.38%     (11.46)%    to       (9.81)%
 2010                           0.85%     to       2.70%      0.28%     to       0.33%      22.98%     to       25.27%
 2009                           0.85%     to       2.70%      0.54%     to       0.61%      52.97%     to       55.82%
 2008                           0.85%     to       2.20%      0.79%     to       4.57%     (49.20)%    to      (48.73)%
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 2012                           0.85%     to       2.70%      0.32%     to       0.82%      18.99%     to       21.21%
 2011                           0.85%     to       2.70%        --      to         --       (5.36)%    to       (3.59)%
 2010                           0.85%     to       2.70%      0.22%     to       0.22%      14.85%     to       16.99%
 2009                           0.85%     to       2.70%      0.02%     to       0.02%      32.17%     to       34.64%
 2008                           1.25%     to       2.15%      1.28%     to       1.62%     (38.19)%    to      (37.82)%
FIDELITY VIP STRATEGIC INCOME
 PORTFOLIO
 2012                           0.30%     to       1.50%      3.09%     to       4.42%       8.59%     to        9.90%
 2011                           0.30%     to       1.50%      4.03%     to       6.29%       2.90%     to        4.14%
 2010                           0.30%     to       1.35%      4.18%     to       5.85%       7.77%     to        8.90%
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 2012                           0.30%     to       2.80%      1.63%     to       2.08%       8.87%     to       11.45%
 2011                           0.30%     to       2.75%      1.53%     to       4.77%       3.12%     to        5.58%
 2010                           0.30%     to       2.80%        --      to         --       17.32%     to       20.26%
 2009                           0.50%     to       2.80%        --      to         --       14.10%     to       17.85%
 2008                           0.85%     to       2.55%      1.86%     to       1.89%     (28.94)%    to      (27.72)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                    UNIT
                                                                 FAIR VALUE
SUB-ACCOUNT                          UNITS #                LOWEST TO HIGHEST #                NET ASSETS
----------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES
 FUND
 2012                               102,120,192      $15.388596      to      $16.841320      $ 1,719,573,259
 2011                               125,184,681       13.712449      to       15.374150        1,910,454,570
 2010                               143,346,735       13.446228      to       15.442759        2,187,102,744
 2009                               160,127,135       11.971516      to       14.094785        2,216,727,164
 2008                               165,132,386       10.385353      to       11.827442        1,752,120,045
FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
 2012                                 8,233,202       12.895936      to       14.535767           96,872,740
 2011                                10,371,455       11.574093      to       13.302631          110,526,719
 2010                                12,386,664       11.851458      to       13.889879          136,454,998
 2009                                14,365,380       10.711239      to       12.800540          144,387,367
 2008                                15,968,201        7.561687      to        8.326926          125,964,840
FRANKLIN GLOBAL REAL ESTATE
 SECURITIES FUND
 2012                                   427,626       16.267952      to       25.142071            8,388,156
 2011                                   468,374       13.130368      to       19.921270            7,344,646
 2010                                   548,755       14.312813      to       21.316773            9,241,856
 2009                                   637,074       12.309712      to       17.789569            9,000,416
 2008                                   785,874       10.604290      to       15.081477            9,475,830
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2012                                19,266,572       16.655423      to       17.369101          214,218,229
 2011                                23,724,327       15.079099      to       16.113728          242,450,445
 2010                                30,159,928       15.865896      to       17.412948          331,364,603
 2009                                32,796,484        9.231949      to       14.031014          289,505,463
 2008                                33,371,636        4.482015      to        6.485092          209,034,623
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2012                                 5,956,979       17.857456      to       17.965353           67,946,048
 2011                                 7,659,878       15.144592      to       15.597887           74,940,578
 2010                                10,634,556       15.801926      to       16.659671          108,345,626
 2009                                 6,741,933       12.356241      to       13.354695           55,570,910
 2008                                 8,378,810        6.021529      to        6.154292           52,560,862
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2012                                46,615,479       14.126080      to       15.291336          859,447,857
 2011                                52,011,000       12.575498      to       13.901316          867,439,928
 2010                                57,904,595       12.310267      to       13.909880          967,601,129
 2009                                59,876,681       11.124740      to       12.862796          925,656,939
 2008                                50,072,620        8.776149      to       12.729023          652,335,749
MUTUAL SHARES SECURITIES FUND
 2012                                61,262,938       14.625294      to       14.925091          910,064,471
 2011                                75,581,114       13.108724      to       13.165196        1,004,834,769
 2010                                88,758,151       13.297008      to       13.681947        1,221,861,828
 2009                               100,339,030       11.997004      to       12.653638        1,274,585,592
 2008                               105,165,586       10.174951      to       11.313602        1,104,945,522
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2012                                 7,081,848        9.532598      to       18.195185          138,758,886
 2011                                 8,508,683        8.495257      to       16.491969          152,028,455
 2010                                11,164,471       10.175555      to       19.932125          242,579,724
 2009                                12,316,364        8.732082      to       17.449578          235,582,011
 2008                                 9,464,965       12.027511      to       14.404613          112,605,404

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES
 FUND
 2012                           0.30%     to       2.80%      4.20%     to       6.26%       9.54%     to       12.22%
 2011                           0.30%     to       2.80%      6.05%     to      19.05%      (0.44)%    to        1.98%
 2010                           0.30%     to       2.80%      6.52%     to       6.52%       9.56%     to       12.21%
 2009                           0.50%     to       2.80%        --      to         --       19.72%     to       31.85%
 2008                           0.55%     to       2.55%      5.39%     to       5.91%     (31.43)%    to      (30.04)%
FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
 2012                           0.85%     to       2.80%      0.79%     to       0.84%       9.27%     to       11.42%
 2011                           0.85%     to       2.80%      0.65%     to       0.66%      (4.23)%    to       (2.34)%
 2010                           0.85%     to       2.80%      0.81%     to       0.82%       8.51%     to       10.65%
 2009                           0.85%     to       2.80%      1.41%     to       1.41%      26.15%     to       28.63%
 2008                           0.85%     to       2.55%      1.28%     to       1.33%     (36.18)%    to      (35.08)%
FRANKLIN GLOBAL REAL ESTATE
 SECURITIES FUND
 2012                           0.95%     to       2.80%        --      to         --       23.90%     to       26.21%
 2011                           0.95%     to       2.80%      7.75%     to       7.95%      (8.26)%    to       (6.55)%
 2010                           0.95%     to       2.80%      2.90%     to       2.90%      17.63%     to       19.83%
 2009                           0.95%     to       2.55%     12.70%     to      12.89%      16.08%     to       17.96%
 2008                           0.95%     to       2.55%      1.06%     to       1.08%     (43.85)%    to      (42.94)%
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2012                           0.30%     to       2.80%        --      to         --        7.79%     to       10.45%
 2011                           0.30%     to       2.80%        --      to         --       (7.46)%    to       (5.24)%
 2010                           0.50%     to       2.80%        --      to         --       24.10%     to       26.86%
 2009                           0.75%     to       2.80%        --      to         --       39.61%     to       42.36%
 2008                           0.75%     to       2.55%        --      to         --      (43.95)%    to      (39.50)%
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2012                           0.30%     to       2.75%      0.42%     to       0.69%      15.18%     to       17.91%
 2011                           0.30%     to       2.75%      0.58%     to       1.45%      (6.48)%    to       (4.16)%
 2010                           0.30%     to       2.75%      0.57%     to       0.60%      24.75%     to       27.76%
 2009                           0.50%     to       2.75%        --      to         --       23.56%     to       25.65%
 2008                           0.85%     to       2.55%      1.00%     to       1.00%     (34.71)%    to      (33.59)%
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2012                           0.30%     to       2.80%      5.97%     to       6.85%      10.00%     to       12.33%
 2011                           0.30%     to       2.80%      5.14%     to       6.20%      (0.06)%    to        2.15%
 2010                           0.30%     to       2.80%      0.69%     to       4.02%       8.14%     to       10.55%
 2009                           0.50%     to       2.80%        --      to         --       11.25%     to       22.63%
 2008                           0.75%     to       2.55%      0.10%     to       7.08%     (13.94)%    to      (13.27)%
MUTUAL SHARES SECURITIES FUND
 2012                           0.30%     to       2.80%      1.97%     to       2.22%      11.09%     to       13.86%
 2011                           0.30%     to       2.80%      2.21%     to       2.37%      (3.78)%    to       (1.42)%
 2010                           0.30%     to       2.80%      1.59%     to       1.77%       8.13%     to       10.73%
 2009                           0.50%     to       2.80%      1.34%     to       1.34%      19.97%     to       22.57%
 2008                           0.70%     to       2.55%      2.94%     to       3.12%     (38.70)%    to      (37.55)%
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2012                           0.75%     to       2.75%      1.01%     to       1.19%      10.33%     to       12.21%
 2011                           0.75%     to       2.75%      0.63%     to       0.95%     (18.17)%    to      (16.51)%
 2010                           0.75%     to       2.75%      1.70%     to       2.16%      14.23%     to       16.53%
 2009                           0.75%     to       2.75%        --      to         --       67.77%     to       71.16%
 2008                           0.85%     to       2.55%      3.02%     to       3.06%     (53.82)%    to      (53.02)%

-------------------------------------------------------------------------------

                                                                    UNIT
                                                                 FAIR VALUE
SUB-ACCOUNT                          UNITS #                LOWEST TO HIGHEST #                NET ASSETS
---------------------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES
 FUND
 2012                                25,530,448      $14.177873      to      $15.014915        $324,020,727
 2011                                30,621,849       12.037378      to       13.059903         335,191,339
 2010                                35,148,416       13.526398      to       15.029693         439,606,183
 2009                                39,305,115       12.505424      to       14.257529         464,064,550
 2008                                44,395,837        8.211268      to        9.905208         391,326,688
TEMPLETON GROWTH SECURITIES
 FUND
 2012                                33,705,543       14.725005      to       15.056806         428,464,235
 2011                                41,389,075       12.228197      to       12.789762         443,684,083
 2010                                49,158,536       13.235127      to       14.139739         578,598,573
 2009                                56,734,405        8.295438      to       13.539810         634,592,844
 2008                                63,501,647        8.149626      to        9.996674         558,083,971
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 2012                                22,385,208       13.776603      to       13.803965         443,171,915
 2011                                28,600,302       12.162700      to       12.498146         509,823,416
 2010                                33,085,036       12.649536      to       13.233093         625,736,977
 2009                                35,942,342       11.329533      to       12.158107         622,592,616
 2008                                34,555,722       14.666576      to       16.272435         510,476,533
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 2012                                 4,107,370       14.446576      to       14.567498          47,222,276
 2011                                 5,043,574       13.469106      to       13.590297          54,062,540
 2010                                 5,303,629       14.164422      to       14.674408          60,718,522
 2009                                 5,711,918       10.523196      to       12.981022          57,258,381
 2008                                 5,262,657        7.477473      to        7.981607          40,416,653
FRANKLIN LARGE CAP VALUE
 SECURITIES FUND
 2012                                 2,181,390       11.514010      to       14.472108          23,412,764
 2011                                 2,742,657       10.147083      to       12.998546          26,172,768
 2010                                 2,987,973       10.802373      to       14.118514          30,620,372
 2009                                 2,892,137        9.534345      to       12.686720          26,397,874
 2008                                 2,791,875        7.106541      to        7.585679          20,461,652
TEMPLETON GLOBAL BOND
 SECURITIES FUND
 2012                                 9,846,675       14.217363      to       14.720601         140,426,200
 2011                                10,707,952       12.403534      to       13.160981         135,531,743
 2010                                10,440,046       12.561085      to       13.658852         135,811,251
 2009                                 8,491,030       11.012978      to       12.284599          98,263,968
 2008                                 3,938,294        9.818817      to        9.963562          38,964,928
HARTFORD BALANCED HLS FUND+
 2012                                 1,398,794       11.733583      to       15.495238          15,963,326
 2011                                 1,522,983       10.553187      to       14.210738          15,737,165
 2010                                 1,350,381       10.438913      to       14.333781          13,922,451
 2009                                 1,161,612        9.090703      to        9.379221          10,831,382
 2008                                   491,945        7.150381      to        7.252987           3,545,130
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2012                                59,560,748       13.067525      to       13.152914         724,071,588
 2011                                62,150,393       12.267804      to       12.490344         713,026,834
 2010                                66,681,998       11.500607      to       11.999561         724,922,708
 2009                                57,948,359       10.729090      to       11.472136         593,460,287
 2008                                24,778,814        8.935942      to        9.067679         223,357,956

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES
 FUND
 2012                           0.30%     to       2.80%      2.90%     to       2.91%      14.97%     to       17.78%
 2011                           0.30%     to       2.80%      1.57%     to       1.74%     (13.11)%    to      (11.01)%
 2010                           0.30%     to       2.80%      1.64%     to       1.83%       5.42%     to        8.06%
 2009                           0.50%     to       2.80%        --      to         --       25.05%     to       33.26%
 2008                           0.85%     to       2.55%      2.32%     to       2.45%     (41.88)%    to      (40.88)%
TEMPLETON GROWTH SECURITIES
 FUND
 2012                           0.50%     to       2.80%      1.50%     to       2.08%      17.73%     to       20.42%
 2011                           0.50%     to       2.80%      1.03%     to       1.34%      (9.55)%    to       (7.61)%
 2010                           0.50%     to       2.80%      1.02%     to       1.20%       4.43%     to        6.78%
 2009                           0.75%     to       2.80%      6.80%     to       6.80%      27.48%     to       30.00%
 2008                           0.85%     to       2.55%      1.82%     to       1.86%     (43.78)%    to      (42.81)%
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 2012                           0.30%     to       2.80%      2.26%     to       3.01%      10.23%     to       12.93%
 2011                           0.50%     to       2.80%      2.08%     to       2.24%      (5.64)%    to       (3.56)%
 2010                           0.30%     to       2.75%      1.24%     to       1.32%       8.84%     to       11.54%
 2009                           0.50%     to       2.75%      1.84%     to       1.84%      13.30%     to       19.85%
 2008                           0.70%     to       2.55%      2.13%     to       2.24%     (30.26)%    to      (28.95)%
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 2012                           0.50%     to       2.75%        --      to         --        6.30%     to        8.70%
 2011                           0.30%     to       2.75%        --      to         --       (7.49)%    to       (5.19)%
 2010                           0.50%     to       2.75%        --      to         --       13.05%     to       15.51%
 2009                           0.85%     to       2.75%        --      to         --       29.36%     to       31.84%
 2008                           0.85%     to       2.55%      0.12%     to       0.15%     (36.95)%    to      (35.86)%
FRANKLIN LARGE CAP VALUE
 SECURITIES FUND
 2012                           0.85%     to       2.75%      1.53%     to       1.57%      11.34%     to       13.47%
 2011                           0.85%     to       2.75%      0.14%     to       1.19%      (7.84)%    to       (6.07)%
 2010                           0.85%     to       2.70%      1.80%     to       1.87%      11.23%     to       13.30%
 2009                           0.85%     to       2.75%      2.03%     to       2.03%      23.32%     to       25.69%
 2008                           0.85%     to       2.55%        --      to         --      (36.81)%    to      (35.72)%
TEMPLETON GLOBAL BOND
 SECURITIES FUND
 2012                           0.30%     to       2.75%      6.09%     to       7.15%      11.85%     to       14.62%
 2011                           0.30%     to       2.75%      4.33%     to       5.41%      (3.65)%    to       (1.25)%
 2010                           0.30%     to       2.75%      1.44%     to       2.40%      11.19%     to       13.94%
 2009                           0.50%     to       2.75%     16.79%     to      16.79%      10.13%     to       15.37%
 2008                           0.75%     to       2.50%        --      to         --       (0.73)%    to        0.43%
HARTFORD BALANCED HLS FUND+
 2012                           0.75%     to       2.70%      2.99%     to       3.02%       9.04%     to       11.19%
 2011                           0.75%     to       2.70%      1.71%     to       1.89%      (0.86)%    to        1.09%
 2010                           0.75%     to       2.70%      1.27%     to       1.48%       9.15%     to       11.30%
 2009                           0.75%     to       2.45%      2.34%     to       2.72%      27.14%     to       29.32%
 2008                           0.75%     to       2.45%      5.42%     to       6.98%     (31.24)%    to      (30.45)%
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2012                           0.30%     to       2.75%      4.03%     to       4.12%       4.62%     to        7.21%
 2011                           0.30%     to       2.75%      0.22%     to       0.24%       4.09%     to        6.67%
 2010                           0.30%     to       2.75%      2.74%     to       6.55%       4.60%     to        7.19%
 2009                           0.30%     to       2.75%      5.87%     to      22.15%       7.29%     to       11.89%
 2008                           0.75%     to       2.50%     16.36%     to      29.92%      (9.98)%    to       (8.93)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                    UNIT
                                                                 FAIR VALUE
SUB-ACCOUNT                          UNITS #                LOWEST TO HIGHEST #                NET ASSETS
---------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2012                                68,624,191      $15.244506      to      $16.636703        $688,564,430
 2011                                79,434,531       12.920811      to       14.450352         682,351,022
 2010                                82,441,017       14.628010      to       16.766082         806,822,302
 2009                                78,045,334       12.593871      to       14.792221         659,065,133
 2008                                43,672,953        5.781273      to        5.866837         254,647,624
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2012                                42,105,152       15.042672      to       15.651725         470,508,222
 2011                                47,940,930       13.611727      to       13.820191         478,018,128
 2010                                50,489,437       13.681473      to       13.809581         501,345,829
 2009                                44,929,705       12.121774      to       12.538452         396,534,660
 2008                                22,097,872        7.085590      to        7.190301         157,942,539
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2012                                   130,005       15.426160      to       16.651025           1,398,834
 2011                                    88,460       13.094975      to       14.448983             839,775
 2010                                    71,581       14.507418      to       16.364089             737,586
 2009                                    65,904        8.721844      to       14.491203             578,301
 2008                                    30,948        6.106590      to        6.173557             190,268
HARTFORD GLOBAL GROWTH HLS
 FUND
 2012                                   204,039       14.807648      to       15.571566           2,003,735
 2011                                   233,805       12.059227      to       12.963226           1,832,386
 2010                                   215,450       14.074125      to       15.466292           1,847,472
 2009                                   205,716        7.272846      to       13.907338           1,501,314
 2008                                   125,959        5.333167      to        5.407566             676,394
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2012                                 8,644,385       15.916413      to       16.095854          97,076,786
 2011                                10,010,774       13.725731      to       13.909134          96,722,497
 2010                                10,748,751       13.610018      to       14.134186         103,559,276
 2009                                 9,206,773       11.957704      to       12.738728          78,491,692
 2008                                 3,989,035        6.766446      to        6.866486          27,201,082
HARTFORD GROWTH HLS FUND
 2012                                 1,727,259       15.345232      to       16.095081          19,398,175
 2011                                 2,501,126       13.023500      to       13.970522          23,713,431
 2010                                 2,324,376       14.375631      to       15.772276          24,325,622
 2009                                 1,431,534       12.103351      to       13.588484          12,637,252
 2008                                   518,183        6.519796      to        6.607896           3,414,560
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2012                                14,905,524       16.631719      to       16.756013         153,667,930
 2011                                17,698,164       13.248092      to       13.475723         145,631,808
 2010                                19,066,148       14.581705      to       15.200544         173,632,250
 2009                                17,064,962       12.427873      to       13.289584         133,087,759
 2008                                 8,008,622        5.991598      to        6.080213          48,366,463
HARTFORD HIGH YIELD HLS FUND
 2012                                 4,296,512       17.012470      to       19.452754          64,834,987
 2011                                 4,217,909       14.927279      to       17.491587          56,995,080
 2010                                 4,543,023       14.300738      to       17.173016          59,908,443
 2009                                 2,901,797       12.336945      to       15.197270          33,366,703
 2008                                   441,369        7.575364      to        7.677483           3,365,795

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2012                           0.30%     to       2.75%      1.20%     to       1.89%      15.13%     to       17.98%
 2011                           0.30%     to       2.75%      0.75%     to       0.89%     (13.81)%    to      (11.67)%
 2010                           0.30%     to       2.75%      0.81%     to       1.51%      13.34%     to       16.15%
 2009                           0.30%     to       2.75%      1.66%     to       4.78%      25.94%     to       41.72%
 2008                           0.75%     to       2.50%      5.62%     to       6.32%     (45.28)%    to      (44.63)%
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2012                           0.30%     to       2.75%      1.94%     to       2.45%      10.51%     to       13.25%
 2011                           0.30%     to       2.75%      2.11%     to       2.23%      (1.43)%    to        1.01%
 2010                           0.30%     to       2.75%      1.94%     to       2.69%      10.14%     to       12.87%
 2009                           0.30%     to       2.75%      5.38%     to      11.29%      21.22%     to       21.29%
 2008                           0.75%     to       2.50%      6.04%     to       9.11%     (32.31)%    to      (31.52)%
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2012                           0.50%     to       2.70%      1.13%     to       1.16%      15.24%     to       17.80%
 2011                           0.50%     to       2.70%      0.01%     to       0.02%     (11.70)%    to       (9.74)%
 2010                           0.50%     to       2.70%      1.24%     to       2.26%      12.92%     to       15.43%
 2009                           0.85%     to       2.70%      0.87%     to       2.15%      38.34%     to       40.92%
 2008                           1.15%     to       2.45%      5.46%     to       5.46%     (41.64)%    to      (41.13)%
HARTFORD GLOBAL GROWTH HLS
 FUND
 2012                           0.50%     to       2.70%      0.55%     to       0.72%      20.12%     to       22.79%
 2011                           0.50%     to       2.70%      0.03%     to       0.06%     (16.18)%    to      (14.32)%
 2010                           0.50%     to       2.70%      0.37%     to       0.39%      11.21%     to       13.68%
 2009                           0.85%     to       2.70%      1.13%     to       1.13%      32.03%     to       34.49%
 2008                           0.85%     to       2.50%      1.04%     to       1.65%     (49.17)%    to      (48.61)%
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2012                           0.30%     to       2.75%      1.56%     to       1.60%      14.43%     to       17.27%
 2011                           0.30%     to       2.75%      1.04%     to       1.26%      (1.59)%    to        0.85%
 2010                           0.30%     to       2.75%      1.30%     to       1.37%      10.95%     to       13.70%
 2009                           0.50%     to       2.75%      1.60%     to       2.98%      19.58%     to       22.24%
 2008                           0.75%     to       2.50%      1.65%     to       3.79%     (33.88)%    to      (33.10)%
HARTFORD GROWTH HLS FUND
 2012                           0.50%     to       2.75%        --      to         --       15.21%     to       17.83%
 2011                           0.50%     to       2.75%      0.16%     to       0.18%     (11.42)%    to       (9.41)%
 2010                           0.50%     to       2.75%      0.03%     to       0.03%      16.14%     to       18.77%
 2009                           0.50%     to       2.70%      0.36%     to       0.72%      21.03%     to       30.67%
 2008                           0.85%     to       2.45%      0.47%     to       1.29%     (38.66)%    to      (38.00)%
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2012                           0.30%     to       2.75%        --      to         --       23.42%     to       26.48%
 2011                           0.30%     to       2.75%        --      to         --      (11.35)%    to       (9.15)%
 2010                           0.30%     to       2.75%      0.02%     to       0.02%      14.38%     to       17.21%
 2009                           0.50%     to       2.75%      0.75%     to       0.93%      24.28%     to       26.09%
 2008                           0.75%     to       2.50%      0.66%     to       1.19%     (41.05)%    to      (40.36)%
HARTFORD HIGH YIELD HLS FUND
 2012                           0.30%     to       2.75%      9.90%     to       9.91%      11.21%     to       13.97%
 2011                           0.30%     to       2.75%      5.90%     to       6.73%       1.86%     to        4.38%
 2010                           0.30%     to       2.75%      0.61%     to       0.65%      13.00%     to       15.80%
 2009                           0.50%     to       2.75%     14.70%     to      14.70%      23.37%     to       46.38%
 2008                           0.85%     to       2.45%     40.66%     to      46.73%     (26.72)%    to      (25.94)%

-------------------------------------------------------------------------------

                                                                    UNIT
                                                                 FAIR VALUE
SUB-ACCOUNT                          UNITS #                LOWEST TO HIGHEST #                NET ASSETS
---------------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
 2012                                 1,587,113      $12.531221      to      $16.107393         $21,762,961
 2011                                    81,363       11.028703      to       14.105504           1,004,133
 2010                                     8,442       13.851916      to       13.883156             117,189
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2012                                 3,673,476       14.390206      to       15.133826          35,411,519
 2011                                 3,831,367       12.032333      to       12.941874          30,784,421
 2010                                 3,611,734       14.098886      to       15.463917          33,954,453
 2009                                 2,899,688       12.339469      to       13.883352          23,991,348
 2008                                 1,930,946        6.185773      to        6.277231          12,038,929
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 2012                                   891,826       11.889440      to       19.680033          10,617,696
 2011                                   923,031       10.348355      to       17.457586           9,734,637
 2010                                 1,077,510       10.556605      to       18.151035          11,609,911
 2009                                 1,125,985        8.476602      to       14.826600           9,718,275
 2008                                   409,385        5.693823      to        5.770819           2,349,054
HARTFORD MONEY MARKET HLS
 FUND
 2012                               443,476,326        8.926799      to        9.899871         572,265,112
 2011                               565,451,189        9.194513      to        9.929569         712,778,718
 2010                               582,366,378        9.450894      to        9.959449         732,606,534
 2009                               790,306,695        9.714418      to        9.979280       1,000,952,621
 2008                              1,376,766,956       1.030094      to       10.087274       1,646,344,749
HARTFORD SMALL COMPANY HLS
 FUND
 2012                                 1,013,835       16.747977      to       16.793087          11,686,999
 2011                                 1,262,380       14.555495      to       14.926697          12,786,646
 2010                                 1,312,705       15.137320      to       15.877007          13,714,248
 2009                                 1,509,460        8.587429      to       13.146736          12,865,101
 2008                                   903,464        6.597309      to        6.686452           6,003,322
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2012                                   771,308       14.763938      to       21.029882          11,152,557
 2011                                   837,023       12.683496      to       18.403649          10,498,003
 2010                                   647,265       12.612474      to       18.642624           8,170,081
 2009                                   394,942        9.314788      to       14.024950           3,723,172
 2008                                   214,705        6.846178      to        6.938674           1,479,209
HARTFORD STOCK HLS FUND
 2012                                   426,435       11.220310      to       17.042120           4,631,725
 2011                                   183,357        9.883129      to       15.306610           1,791,488
 2010                                   215,623       10.067692      to       15.899777           2,195,988
 2009                                   247,875        8.835711      to       14.228649           2,244,934
 2008                                   125,095        6.200603      to        6.289721             781,427
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2012                                 4,988,331       10.477812      to       11.474120          52,540,398
 2011                                 5,105,764       10.386061      to       11.098416          52,660,139
 2010                                 4,807,088       10.179357      to       10.582456          47,999,084
 2009                                 4,488,604        9.916951      to       10.080811          43,863,750
 2008                                 2,938,364        9.524540      to        9.656858          28,182,183

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
 2012                           0.50%     to       1.50%      2.07%     to       2.07%      13.62%     to       14.77%
 2011                           0.30%     to       1.50%      1.32%     to       1.61%       0.09%     to        1.30%
 2010                           0.50%     to       0.65%      2.17%     to       2.31%      13.71%     to       13.88%
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2012                           0.50%     to       2.75%      1.95%     to       1.95%      16.94%     to       19.60%
 2011                           0.50%     to       2.75%      0.05%     to       0.05%     (16.31)%    to      (14.40)%
 2010                           0.30%     to       2.75%      1.26%     to       1.40%      11.39%     to       14.14%
 2009                           0.50%     to       2.75%      2.57%     to       2.71%      23.40%     to       29.84%
 2008                           0.75%     to       2.50%      7.20%     to       8.47%     (40.48)%    to      (39.78)%
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 2012                           0.85%     to       2.75%      0.59%     to       0.60%      12.73%     to       14.89%
 2011                           0.85%     to       2.75%        --      to         --       (3.82)%    to       (1.97)%
 2010                           0.85%     to       2.75%      0.66%     to       0.70%      22.42%     to       24.77%
 2009                           0.75%     to       2.75%      0.35%     to       0.72%      43.86%     to       46.76%
 2008                           0.85%     to       2.45%      1.25%     to       1.58%     (44.34)%    to      (43.74)%
HARTFORD MONEY MARKET HLS
 FUND
 2012                           0.30%     to       2.80%        --      to         --       (2.76)%    to       (0.30)%
 2011                           0.30%     to       2.75%        --      to         --       (2.71)%    to       (0.30)%
 2010                           0.30%     to       2.75%        --      to         --       (2.71)%    to       (0.30)%
 2009                           0.50%     to       2.75%        --      to         --       (2.64)%    to       (0.21)%
 2008                           0.75%     to       2.55%      0.49%     to       1.65%      (0.44)%    to        0.60%
HARTFORD SMALL COMPANY HLS
 FUND
 2012                           0.50%     to       2.75%        --      to         --       12.50%     to       15.06%
 2011                           0.50%     to       2.75%        --      to         --       (5.99)%    to       (3.84)%
 2010                           0.50%     to       2.75%        --      to         --       20.77%     to       23.51%
 2009                           0.75%     to       2.75%      0.01%     to       0.01%      25.78%     to       28.32%
 2008                           0.85%     to       2.45%      0.32%     to       0.45%     (36.85)%    to      (36.17)%
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2012                           0.85%     to       2.70%        --      to         --       14.27%     to       16.40%
 2011                           0.85%     to       2.70%        --      to         --       (1.28)%    to        0.56%
 2010                           0.85%     to       2.70%        --      to         --       32.93%     to       35.40%
 2009                           0.85%     to       2.70%      0.08%     to       0.10%      31.78%     to       34.24%
 2008                           0.85%     to       2.45%      0.64%     to       0.75%     (35.52)%    to      (34.82)%
HARTFORD STOCK HLS FUND
 2012                           0.75%     to       2.70%      2.17%     to       2.59%      11.34%     to       13.53%
 2011                           0.75%     to       2.70%      0.52%     to       1.41%      (3.73)%    to       (1.83)%
 2010                           0.75%     to       2.70%      1.21%     to       1.22%      11.75%     to       13.94%
 2009                           0.75%     to       2.70%      1.65%     to       2.22%      37.77%     to       40.48%
 2008                           0.75%     to       2.45%      3.75%     to       6.34%     (41.61)%    to      (40.94)%
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2012                           0.30%     to       2.75%      0.96%     to       1.87%       0.88%     to        3.39%
 2011                           0.30%     to       2.75%      0.16%     to       2.49%       2.03%     to        4.56%
 2010                           0.50%     to       2.75%      4.55%     to       5.94%       0.98%     to        3.28%
 2009                           0.75%     to       2.75%      0.04%     to       0.04%       0.58%     to        2.61%
 2008                           0.85%     to       2.50%     13.82%     to      19.13%      (2.65)%    to       (1.58)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                    UNIT
                                                                 FAIR VALUE
SUB-ACCOUNT                          UNITS #                LOWEST TO HIGHEST #                NET ASSETS
---------------------------------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
 2012                                 2,264,762      $15.099867      to      $15.653317         $25,410,694
 2011                                 2,331,846       13.267078      to       13.447480          22,608,700
 2010                                 2,366,692       13.784560      to       13.909418          23,642,146
 2009                                   834,530        8.528526      to        8.799340           7,270,741
 2008                                   488,049        7.042157      to        7.122333           3,451,141
AMERICAN FUNDS ASSET
 ALLOCATION HLS FUND
 2012                                 4,471,095       14.927757      to       15.211500          50,405,080
 2011                                 5,156,082       13.174899      to       13.249650          50,956,329
 2010                                 4,651,434       13.042443      to       13.482401          46,169,757
 2009                                 4,374,728       11.689368      to       12.358442          38,878,300
 2008                                 2,970,740        7.192825      to        7.275350          21,482,558
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH HLS FUND
 2012                                 3,173,765       14.888469      to       15.431678          34,024,304
 2011                                 2,816,824       13.472579      to       13.633115          26,643,384
 2010                                 2,893,066       13.796937      to       14.007941          27,878,705
 2009                                 2,788,722       12.382862      to       12.851649          23,912,534
 2008                                 1,601,993        6.626079      to        6.679716          10,673,807
AMERICAN FUNDS BOND HLS FUND
 2012                                14,395,660       12.272102      to       12.388469         160,375,779
 2011                                14,900,904       11.832293      to       12.011818         160,472,941
 2010                                16,151,651       11.212517      to       11.664880         166,633,769
 2009                                15,055,971       10.583985      to       11.295400         148,368,692
 2008                                 6,032,284        8.829886      to        8.933982          53,586,884
AMERICAN FUNDS GLOBAL BOND
 HLS FUND
 2012                                 2,918,919       12.129664      to       12.225408          33,890,679
 2011                                 3,554,982       11.586350      to       11.756560          39,651,417
 2010                                 3,125,828       11.144250      to       11.588445          33,957,922
 2009                                 3,212,884       10.650417      to       11.360991          33,795,357
 2008                                 2,008,133        9.689117      to        9.799988          19,565,569
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME HLS FUND
 2012                                 6,280,084       15.470801      to       16.308430          62,994,261
 2011                                 7,660,556       13.229196      to       14.291132          66,209,099
 2010                                 8,333,636       13.995685      to       15.494577          76,688,883
 2009                                 9,040,118       12.587813      to       14.295567          75,088,531
 2008                                 6,194,830        5.958336      to        6.026788          37,113,004
AMERICAN FUNDS GLOBAL GROWTH
 HLS FUND
 2012                                 2,317,445       15.135133      to       16.706891          25,231,006
 2011                                 2,805,066       12.510652      to       14.024610          25,283,096
 2010                                 2,961,672       13.775736      to       15.873990          29,690,669
 2009                                 2,953,099       12.427257      to       14.653651          26,727,214
 2008                                 2,150,832        6.300038      to        6.372372          13,617,813
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2012                                 4,806,531       14.540582      to       17.685054          44,056,686
 2011                                 5,899,303       12.375597      to       15.425020          46,373,973
 2010                                 6,404,019       15.400798      to       19.672721          63,184,851
 2009                                 6,596,997       12.642178      to       16.565575          53,538,564
 2008                                 3,367,081        5.011352      to        5.070685          16,975,677

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
 2012                           0.50%     to       2.75%      2.15%     to       2.92%      13.81%     to       16.40%
 2011                           0.50%     to       2.75%      0.81%     to       2.69%      (4.62)%    to       (2.45)%
 2010                           0.50%     to       2.75%      1.19%     to       1.78%      11.56%     to       14.10%
 2009                           0.75%     to       2.45%      2.58%     to       2.67%      21.36%     to       23.44%
 2008                           0.85%     to       2.20%      2.62%     to       6.85%     (33.74)%    to      (33.13)%
AMERICAN FUNDS ASSET
 ALLOCATION HLS FUND
 2012                           0.30%     to       2.75%      1.47%     to       1.54%      12.67%     to       15.46%
 2011                           0.30%     to       2.75%      1.31%     to       1.32%      (1.73)%    to        0.71%
 2010                           0.50%     to       2.75%      1.75%     to       2.40%       9.10%     to       11.58%
 2009                           0.50%     to       2.75%      2.60%     to       2.60%      16.89%     to       20.24%
 2008                           0.75%     to       2.45%        --      to         --      (28.59)%    to      (27.77)%
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH HLS FUND
 2012                           0.30%     to       2.70%      0.68%     to       1.19%      10.51%     to       13.19%
 2011                           0.30%     to       2.70%        --      to       0.02%      (3.82)%    to       (1.48)%
 2010                           0.50%     to       2.70%      2.85%     to       5.60%       9.00%     to       11.42%
 2009                           0.50%     to       2.70%      1.31%     to       1.31%      23.83%     to       24.06%
 2008                           1.25%     to       2.45%        --      to         --      (35.17)%    to      (34.65)%
AMERICAN FUNDS BOND HLS FUND
 2012                           0.30%     to       2.75%      2.87%     to       2.97%       2.17%     to        4.70%
 2011                           0.30%     to       2.75%      2.64%     to       3.26%       2.97%     to        5.53%
 2010                           0.30%     to       2.75%      2.27%     to       2.27%       3.27%     to        5.83%
 2009                           0.50%     to       2.75%      3.21%     to       3.21%       5.84%     to        9.19%
 2008                           0.75%     to       2.50%        --      to         --      (11.85)%    to      (10.82)%
AMERICAN FUNDS GLOBAL BOND
 HLS FUND
 2012                           0.30%     to       2.70%        --      to       2.62%       3.01%     to        5.52%
 2011                           0.30%     to       2.75%      2.03%     to       3.91%       1.45%     to        3.97%
 2010                           0.30%     to       2.75%      0.99%     to       1.06%       2.00%     to        4.53%
 2009                           0.50%     to       2.75%      2.78%     to       2.78%       6.46%     to        6.50%
 2008                           0.75%     to       2.45%        --      to         --       (2.93)%    to       (1.83)%
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME HLS FUND
 2012                           0.30%     to       2.75%      2.19%     to       2.56%      14.12%     to       16.94%
 2011                           0.30%     to       2.75%      2.24%     to       2.50%      (7.77)%    to       (5.48)%
 2010                           0.30%     to       2.75%      1.71%     to       2.05%       8.39%     to       11.07%
 2009                           0.50%     to       2.75%      2.48%     to       2.48%      25.88%     to       35.59%
 2008                           0.75%     to       2.45%        --      to         --      (40.88)%    to      (40.20)%
AMERICAN FUNDS GLOBAL GROWTH
 HLS FUND
 2012                           0.50%     to       2.70%      1.02%     to       1.04%      18.94%     to       21.59%
 2011                           0.30%     to       2.75%      1.05%     to       1.11%     (11.65)%    to       (9.46)%
 2010                           0.50%     to       2.75%      0.91%     to       1.31%       8.39%     to       10.85%
 2009                           0.50%     to       2.70%      1.84%     to       1.84%      24.27%     to       38.00%
 2008                           0.75%     to       2.45%        --      to         --      (37.36)%    to      (36.64)%
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2012                           0.30%     to       2.75%      1.16%     to       1.28%      14.65%     to       17.49%
 2011                           0.30%     to       2.75%      1.36%     to       1.68%     (21.59)%    to      (19.64)%
 2010                           0.30%     to       2.75%      0.02%     to       0.02%      18.76%     to       21.70%
 2009                           0.50%     to       2.75%      0.08%     to       0.08%      26.42%     to       56.41%
 2008                           0.75%     to       2.50%        --      to         --      (50.32)%    to      (49.74)%

-------------------------------------------------------------------------------

                                                                    UNIT
                                                                 FAIR VALUE
SUB-ACCOUNT                          UNITS #                LOWEST TO HIGHEST #                NET ASSETS
---------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH HLS
 FUND
 2012                                25,965,956      $16.197244      to      $17.074712        $273,182,348
 2011                                29,047,978       13.819059      to       14.928787         261,129,592
 2010                                31,079,405       14.524331      to       16.080226         294,660,792
 2009                                30,747,662       12.295824      to       13.964315         248,475,238
 2008                                17,690,992        5.783494      to        5.851955         102,913,055
AMERICAN FUNDS GROWTH-INCOME
 HLS FUND
 2012                                14,286,468       15.322911      to       15.341976         149,977,656
 2011                                15,489,618       13.117335      to       13.459244         138,992,189
 2010                                16,510,682       13.441479      to       14.134195         152,371,954
 2009                                16,710,339       12.121401      to       13.075097         139,993,210
 2008                                 9,436,604        6.393426      to        6.469048          60,687,008
AMERICAN FUNDS INTERNATIONAL
 HLS FUND
 2012                                20,387,634       13.239421      to       14.824209         183,500,759
 2011                                22,091,602       11.294208      to       12.959643         170,641,799
 2010                                21,624,899       13.207404      to       15.531653         196,323,831
 2009                                19,383,728       12.377279      to       14.931026         165,985,999
 2008                                11,027,862        5.988522      to        6.059340          66,450,276
AMERICAN FUNDS NEW WORLD HLS
 FUND
 2012                                 4,343,777       14.595736      to       16.587150          44,396,108
 2011                                 5,076,172       12.461947      to       14.513316          44,694,896
 2010                                 5,976,241       14.573354      to       17.393936          62,064,792
 2009                                 5,768,948       12.423452      to       15.210443          51,022,990
 2008                                 3,446,773        5.903393      to        5.973191          20,462,894
HARTFORD PORTFOLIO
 DIVERSIFIER HLS FUND
 2012                                21,814,677        9.240778      to        9.387752         203,083,913
 2011                                 3,708,946       10.149291      to       10.208088          37,732,732
LORD ABBETT FUNDAMENTAL
 EQUITY FUND
 2012                                   817,096       11.567545      to       13.558492           9,862,728
 2011                                   292,794       10.618667      to       12.297888           3,236,300
 2010                                    24,036       11.285819      to       12.880117             307,418
 2009                                       700       10.875521      to       10.875521               7,609
LORD ABBETT CALIBRATED
 DIVIDEND GROWTH FUND+
 2012                                 1,241,870       12.195606      to       14.912990          14,815,093
 2011                                 1,442,556       10.937377      to       13.624033          15,527,711
 2010                                 1,274,552       11.009334      to       13.969711          13,926,504
 2009                                 1,122,995        9.674588      to       12.505226          10,848,407
 2008                                   440,544        7.801894      to        7.906371           3,466,201
LORD ABBETT BOND DEBENTURE
 FUND
 2012                                 5,647,239       14.225698      to       16.669209          78,821,659
 2011                                 6,171,792       12.679270      to       15.225477          77,751,139
 2010                                 6,412,890       12.150902      to       14.992803          78,583,689
 2009                                 6,609,066       10.872900      to       13.721049          73,176,274
 2008                                 3,102,985        8.259432      to        8.380467          25,825,763

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH HLS
 FUND
 2012                           0.30%     to       2.75%      0.31%     to       0.33%      14.37%     to       17.21%
 2011                           0.30%     to       2.75%        --      to         --       (7.16)%    to       (4.86)%
 2010                           0.30%     to       2.75%      0.51%     to       0.54%      15.15%     to       18.01%
 2009                           0.50%     to       2.75%      0.49%     to       0.81%      22.96%     to       35.25%
 2008                           0.75%     to       2.50%      1.57%     to       2.12%     (42.59)%    to      (41.92)%
AMERICAN FUNDS GROWTH-INCOME
 HLS FUND
 2012                           0.30%     to       2.75%      1.21%     to       1.53%      13.99%     to       16.81%
 2011                           0.30%     to       2.75%        --      to         --       (4.78)%    to       (2.41)%
 2010                           0.30%     to       2.75%      1.19%     to       5.47%       8.10%     to       10.78%
 2009                           0.50%     to       2.75%      1.70%     to       2.02%      21.21%     to       27.31%
 2008                           0.75%     to       2.50%      2.61%     to       2.90%     (37.24)%    to      (36.50)%
AMERICAN FUNDS INTERNATIONAL
 HLS FUND
 2012                           0.30%     to       2.75%      1.43%     to       1.57%      14.39%     to       17.22%
 2011                           0.30%     to       2.75%      1.48%     to       1.69%     (16.56)%    to      (14.49)%
 2010                           0.30%     to       2.75%      0.96%     to       1.34%       4.02%     to        6.60%
 2009                           0.50%     to       2.75%      1.30%     to       1.30%      23.77%     to       38.88%
 2008                           0.75%     to       2.50%        --      to         --      (40.47)%    to      (39.76)%
AMERICAN FUNDS NEW WORLD HLS
 FUND
 2012                           0.30%     to       2.75%      1.26%     to       1.58%      14.29%     to       17.12%
 2011                           0.30%     to       2.75%      1.34%     to       2.36%     (16.56)%    to      (14.49)%
 2010                           0.30%     to       2.75%      0.96%     to       0.96%      14.36%     to       17.19%
 2009                           0.50%     to       2.75%      1.49%     to       1.49%      24.24%     to       45.10%
 2008                           0.75%     to       2.50%        --      to         --      (41.27)%    to      (40.58)%
HARTFORD PORTFOLIO
 DIVERSIFIER HLS FUND
 2012                           0.50%     to       1.50%      0.38%     to       0.47%      (8.95)%    to       (8.04)%
 2011                           0.50%     to       1.50%      0.79%     to       0.89%       1.51%     to        2.09%
LORD ABBETT FUNDAMENTAL
 EQUITY FUND
 2012                           0.30%     to       1.50%      0.56%     to       0.57%       8.94%     to       10.25%
 2011                           0.30%     to       1.50%      0.26%     to       0.45%      (5.91)%    to       (4.78)%
 2010                           0.50%     to       1.50%      0.26%     to       0.67%      12.86%     to       18.43%
 2009                           0.50%     to       0.50%      0.15%     to       0.15%       8.76%     to        8.76%
LORD ABBETT CALIBRATED
 DIVIDEND GROWTH FUND+
 2012                           0.85%     to       2.70%      2.89%     to       3.07%       9.46%     to       11.50%
 2011                           0.85%     to       2.70%      2.61%     to       2.78%      (2.47)%    to       (0.65)%
 2010                           0.85%     to       2.70%      2.93%     to       2.98%      11.71%     to       13.80%
 2009                           0.85%     to       2.70%      4.64%     to      10.35%      20.12%     to       22.36%
 2008                           0.85%     to       2.45%     11.86%     to      14.59%     (24.64)%    to      (23.83)%
LORD ABBETT BOND DEBENTURE
 FUND
 2012                           0.30%     to       2.75%      5.68%     to       5.97%       9.48%     to       12.20%
 2011                           0.30%     to       2.75%      5.54%     to       6.65%       1.55%     to        4.07%
 2010                           0.50%     to       2.75%      5.59%     to      16.58%       9.27%     to       11.75%
 2009                           0.50%     to       2.75%     10.06%     to      17.07%       8.73%     to       30.67%
 2008                           0.75%     to       2.50%      8.63%     to      18.49%     (19.58)%    to      (18.64)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                    UNIT
                                                                 FAIR VALUE
SUB-ACCOUNT                          UNITS #                LOWEST TO HIGHEST #                NET ASSETS
---------------------------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME
 FUND
 2012                                 1,314,729      $12.760933      to      $13.639447         $12,865,735
 2011                                 1,442,473       11.441826      to       12.501447          12,721,930
 2010                                 1,616,492       12.243627      to       13.675170          15,315,744
 2009                                 1,513,943        8.196534      to       11.965883          12,347,559
 2008                                 1,023,336        6.845272      to        6.945580           7,066,666
MFS CORE EQUITY SERIES
 2012                                 1,883,951       11.853744      to       16.545102          17,577,045
 2011                                 2,231,507       10.296034      to       14.639099          18,202,605
 2010                                 2,570,830       10.501399      to       15.210128          21,628,420
 2009                                 3,042,503        9.044579      to       13.344441          22,258,659
 2008                                 3,614,121        4.343066      to        6.894720          20,293,395
MFS GROWTH SERIES
 2012                                 7,556,745       16.275030      to       16.770507          69,703,082
 2011                                 7,520,375       14.041207      to       14.692034          59,135,987
 2010                                 6,939,287       14.119829      to       15.158747          56,875,907
 2009                                 7,633,607        8.914161      to       13.523277          54,840,968
 2008                                 7,924,377        3.915227      to        6.530042          41,586,870
MFS GLOBAL EQUITY SERIES
 2012                                 1,390,050       16.593040      to       19.929000          23,218,072
 2011                                 1,476,698       13.828035      to       16.295758          20,438,283
 2010                                 1,596,101       14.856419      to       17.177739          23,611,747
 2009                                 1,808,474       13.590605      to       15.418702          24,208,687
 2008                                 2,067,387        9.205089      to       11.782035          21,351,995
MFS HIGH INCOME SERIES
 2012                                13,232,220       18.483806      to       18.999284         217,941,927
 2011                                14,950,997       16.253396      to       17.035508         218,275,129
 2010                                18,496,688       15.745804      to       16.828511         263,432,172
 2009                                19,130,781       13.841030      to       15.083900         242,007,067
 2008                                14,675,417        8.508150      to        9.590820         129,967,916
MFS INVESTORS GROWTH STOCK
 SERIES
 2012                                 5,085,899       11.043655      to       16.735353          44,592,357
 2011                                 6,533,957        9.521792      to       14.705781          49,603,781
 2010                                 6,590,384        9.547958      to       15.029221          51,361,525
 2009                                 8,432,589        8.561398      to       13.734560          59,297,756
 2008                                 9,374,062        4.308344      to        6.187191          48,168,652
MFS INVESTORS TRUST SERIES
 2012                                24,614,520       15.014115      to       15.306120         262,242,753
 2011                                31,298,902       12.944985      to       12.955093         284,383,098
 2010                                37,673,459       13.332258      to       13.620354         355,461,213
 2009                                43,284,748        9.629790      to       12.614593         373,439,007
 2008                                47,116,354        6.595768      to        7.641920         325,835,726
MFS MID CAP GROWTH SERIES
 2012                                 9,730,483        6.541223      to       18.342938          57,492,580
 2011                                12,380,003        5.653302      to       16.189354          63,849,051
 2010                                19,574,443        6.057099      to       17.714186         108,442,576
 2009                                19,146,637        4.704525      to       14.057845          83,348,406
 2008                                17,582,772        3.136146      to        3.341523          55,162,219

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME
 FUND
 2012                           0.50%     to       2.70%      1.00%     to       1.03%       9.10%     to       11.53%
 2011                           0.50%     to       2.70%      0.73%     to       1.02%      (8.58)%    to       (6.55)%
 2010                           0.50%     to       2.70%      0.58%     to       1.16%      14.29%     to       16.83%
 2009                           0.75%     to       2.70%      1.15%     to       2.43%      15.73%     to       18.01%
 2008                           0.75%     to       2.50%      5.29%     to      20.93%     (34.88)%    to      (34.12)%
MFS CORE EQUITY SERIES
 2012                           0.95%     to       2.80%      0.75%     to       0.77%      13.02%     to       15.13%
 2011                           0.95%     to       2.80%      0.90%     to       0.96%      (3.75)%    to       (1.96)%
 2010                           0.95%     to       2.80%      1.06%     to       1.06%      13.98%     to       16.11%
 2009                           0.95%     to       2.80%      1.71%     to       1.71%      28.78%     to       31.18%
 2008                           0.95%     to       2.55%      0.66%     to       0.81%     (40.69)%    to      (39.73)%
MFS GROWTH SERIES
 2012                           0.50%     to       2.80%        --      to         --       14.15%     to       16.49%
 2011                           0.30%     to       2.80%      0.02%     to       0.19%      (3.08)%    to       (0.86)%
 2010                           0.50%     to       2.80%        --      to         --       12.16%     to       14.45%
 2009                           0.85%     to       2.75%      0.25%     to       0.25%      33.94%     to       36.51%
 2008                           0.85%     to       2.55%      0.20%     to       0.23%     (39.00)%    to      (37.95)%
MFS GLOBAL EQUITY SERIES
 2012                           0.85%     to       2.75%      1.13%     to       1.15%      20.00%     to       22.30%
 2011                           0.85%     to       2.75%      0.84%     to       0.90%      (6.92)%    to       (5.13)%
 2010                           0.85%     to       2.75%      0.93%     to       1.05%       9.31%     to       11.41%
 2009                           0.85%     to       2.75%      2.21%     to       2.92%      28.40%     to       30.87%
 2008                           0.85%     to       2.55%      0.97%     to       1.03%     (35.44)%    to      (34.33)%
MFS HIGH INCOME SERIES
 2012                           0.85%     to       2.80%      7.62%     to       7.77%      11.53%     to       13.72%
 2011                           0.85%     to       2.80%      9.04%     to       9.35%       1.23%     to        3.22%
 2010                           0.85%     to       2.80%      1.82%     to       6.70%      11.57%     to       13.76%
 2009                           0.85%     to       2.80%      7.16%     to       7.16%      41.08%     to       43.85%
 2008                           0.85%     to       2.55%      9.07%     to       9.21%     (30.29)%    to      (29.10)%
MFS INVESTORS GROWTH STOCK
 SERIES
 2012                           0.85%     to       2.75%      0.23%     to       0.41%      13.80%     to       15.98%
 2011                           0.85%     to       2.75%      0.52%     to       0.56%      (2.15)%    to       (0.27)%
 2010                           0.85%     to       2.75%      0.39%     to       0.44%       9.43%     to       11.52%
 2009                           0.85%     to       2.75%      0.77%     to       0.77%      35.77%     to       38.37%
 2008                           0.85%     to       2.55%      0.53%     to       0.59%     (38.47)%    to      (37.41)%
MFS INVESTORS TRUST SERIES
 2012                           0.50%     to       2.80%      0.72%     to       0.89%      15.89%     to       18.24%
 2011                           0.50%     to       2.80%      0.88%     to       0.93%      (4.88)%    to       (2.90)%
 2010                           0.50%     to       2.80%      0.75%     to       0.75%       8.03%     to       10.33%
 2009                           0.70%     to       2.75%      1.56%     to       1.87%      23.46%     to       26.01%
 2008                           0.70%     to       2.55%      0.86%     to       0.89%     (34.77)%    to      (33.55)%
MFS MID CAP GROWTH SERIES
 2012                           0.70%     to       2.80%        --      to         --       13.30%     to       15.71%
 2011                           0.70%     to       2.80%        --      to         --       (8.61)%    to       (6.67)%
 2010                           0.70%     to       2.80%        --      to         --       26.08%     to       28.75%
 2009                           0.70%     to       2.75%      0.30%     to       0.30%      37.93%     to       40.79%
 2008                           0.70%     to       2.55%        --      to         --      (52.78)%    to      (51.90)%

-------------------------------------------------------------------------------

                                                                    UNIT
                                                                 FAIR VALUE
SUB-ACCOUNT                          UNITS #                LOWEST TO HIGHEST #                NET ASSETS
---------------------------------------------------------------------------------------------------------------
MFS NEW DISCOVERY SERIES
 2012                                12,139,969      $10.574906      to      $23.806222        $184,837,534
 2011                                16,387,868        8.790789      to       20.195587         209,863,266
 2010                                19,232,141       20.562993      to       23.146322         280,246,841
 2009                                23,055,911       15.211050      to       17.468198         251,682,405
 2008                                25,604,459        5.168903      to        6.771751         174,055,576
MFS TOTAL RETURN SERIES
 2012                                55,304,855       13.520426      to       13.825762         810,351,102
 2011                                66,853,907       12.497472      to       12.500488         898,521,008
 2010                                78,533,199       12.342474      to       12.628741       1,058,091,469
 2009                                88,500,101       11.280481      to       11.814046       1,108,001,544
 2008                                95,143,804       10.592590      to       11.412340       1,036,620,837
MFS VALUE SERIES
 2012                                23,342,471       14.718539      to       14.976078         332,978,778
 2011                                27,180,453       12.962336      to       13.019258         342,014,550
 2010                                29,241,531       13.062233      to       13.429849         378,973,808
 2009                                28,820,130       11.768356      to       12.367556         349,973,875
 2008                                22,373,767        7.307428      to       11.556828         244,740,665
MFS RESEARCH BOND SERIES
 2012                                27,648,766       13.064074      to       13.149603         364,024,045
 2011                                26,935,470       12.239764      to       12.596936         336,634,052
 2010                                27,873,087       11.529682      to       12.135843         332,807,085
 2009                                22,402,627       10.776388      to       11.587143         254,666,493
 2008                                12,659,031        9.750337      to       10.403409         126,850,761
MFS RESEARCH INTERNATIONAL
 SERIES
 2012                                 3,231,626       13.944898      to       14.524906          42,082,713
 2011                                 3,938,506       12.051524      to       12.799862          44,693,626
 2010                                 4,278,033       13.637966      to       14.770591          55,389,560
 2009                                 4,858,774       12.412738      to       13.723028          57,768,376
 2008                                 5,390,099        8.987191      to        9.566686          49,832,168
MFS RESEARCH SERIES
 2012                                 2,615,544       14.183107      to       16.149826          35,445,464
 2011                                 2,844,748       12.197402      to       14.162098          33,533,133
 2010                                 2,932,762       12.357294      to       14.630500          35,280,469
 2009                                 3,296,011        9.903811      to       10.753312          34,627,175
 2008                                 3,017,275        7.782479      to        8.307570          24,661,227
BLACKROCK GLOBAL ALLOCATION
 V.I. FUND
 2012                                   246,475       10.204702      to       10.441994           2,536,238
 2011                                    62,053        9.419996      to        9.506683             586,773
BLACKROCK GLOBAL
 OPPORTUNITIES V.I. FUND
 2012                                    25,413       11.923223      to       13.781237             344,956
 2011                                    36,835       10.549517      to       12.309800             448,267
 2010                                    53,725       12.211586      to       14.385458             758,435
 2009                                    70,233       10.770930      to       13.965835             891,650
 2008                                    79,543        8.323313      to        9.958971             746,826

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
MFS NEW DISCOVERY SERIES
 2012                           0.50%     to       2.80%        --      to         --       17.88%     to       20.30%
 2011                           0.50%     to       2.80%        --      to         --      (12.75)%    to      (12.09)%
 2010                           0.85%     to       2.80%        --      to         --       32.58%     to       35.19%
 2009                           0.85%     to       2.75%        --      to         --       58.76%     to       61.80%
 2008                           0.55%     to       2.55%        --      to         --      (40.86)%    to      (39.66)%
MFS TOTAL RETURN SERIES
 2012                           0.30%     to       2.80%      0.29%     to       2.72%       8.19%     to       10.60%
 2011                           0.30%     to       2.80%      0.31%     to       2.70%      (1.04)%    to        1.28%
 2010                           0.30%     to       2.80%      1.88%     to       1.88%       6.90%     to        9.30%
 2009                           0.50%     to       2.80%        --      to         --       12.81%     to       14.77%
 2008                           0.55%     to       2.55%      3.11%     to       3.16%     (24.10)%    to      (22.56)%
MFS VALUE SERIES
 2012                           0.30%     to       2.80%      1.29%     to       1.58%      13.05%     to       15.54%
 2011                           0.30%     to       2.80%      1.31%     to       1.70%      (3.06)%    to       (0.76)%
 2010                           0.30%     to       2.80%        --      to         --        8.46%     to       10.88%
 2009                           0.50%     to       2.75%        --      to         --       17.68%     to       19.13%
 2008                           0.75%     to       2.55%      1.34%     to       1.34%     (34.28)%    to      (30.68)%
MFS RESEARCH BOND SERIES
 2012                           0.30%     to       2.80%      2.75%     to       2.94%       4.39%     to        6.73%
 2011                           0.30%     to       2.80%      2.00%     to       2.69%       3.80%     to        6.16%
 2010                           0.30%     to       2.80%        --      to         --        4.50%     to        6.88%
 2009                           0.50%     to       2.75%      1.21%     to       1.21%       7.76%     to       12.77%
 2008                           0.85%     to       2.55%      2.28%     to       3.10%      (4.82)%    to       (3.19)%
MFS RESEARCH INTERNATIONAL
 SERIES
 2012                           0.85%     to       2.80%      2.37%     to       2.43%      13.48%     to       15.71%
 2011                           0.85%     to       2.80%      1.94%     to       1.96%     (13.34)%    to      (11.63)%
 2010                           0.85%     to       2.80%      1.61%     to       1.61%       7.75%     to        9.87%
 2009                           0.85%     to       2.70%      1.71%     to       1.71%      27.37%     to       29.75%
 2008                           0.85%     to       2.55%      0.75%     to       0.77%     (43.85)%    to      (42.88)%
MFS RESEARCH SERIES
 2012                           0.85%     to       2.80%      0.77%     to       0.79%      14.04%     to       16.28%
 2011                           0.85%     to       2.80%      0.83%     to       0.90%      (3.20)%    to       (1.29)%
 2010                           0.85%     to       2.80%      0.92%     to       0.92%      12.70%     to       14.92%
 2009                           0.85%     to       2.55%      1.44%     to       1.47%      27.26%     to       29.44%
 2008                           0.85%     to       2.55%      0.51%     to       0.53%     (37.70)%    to      (36.63)%
BLACKROCK GLOBAL ALLOCATION
 V.I. FUND
 2012                           0.30%     to       1.50%      0.09%     to       0.99%       8.33%     to        9.64%
 2011                           0.50%     to       1.50%      3.26%     to       6.18%      (5.80)%    to       (4.93)%
BLACKROCK GLOBAL
 OPPORTUNITIES V.I. FUND
 2012                           1.40%     to       2.35%      0.85%     to       0.92%      11.95%     to       13.02%
 2011                           1.40%     to       2.35%      0.95%     to       0.96%     (14.43)%    to      (13.61)%
 2010                           1.40%     to       2.35%      3.10%     to       3.11%       8.65%     to        9.68%
 2009                           1.40%     to       2.35%      2.33%     to       2.87%      29.63%     to       30.86%
 2008                           1.40%     to       2.40%      0.12%     to       0.37%     (47.21)%    to      (46.68)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                    UNIT
                                                                 FAIR VALUE
SUB-ACCOUNT                          UNITS #                LOWEST TO HIGHEST #                NET ASSETS
---------------------------------------------------------------------------------------------------------------
BLACKROCK LARGE CAP GROWTH
 V.I. FUND
 2012                                    88,149      $10.242183      to      $16.270969            $981,387
 2011                                   117,398        9.014259      to       10.039407           1,147,597
 2010                                   126,306        8.922495      to       10.037166           1,249,603
 2009                                   141,637        7.795563      to        8.857504           1,221,554
 2008                                   156,427        6.265303      to        7.190320           1,080,663
BLACKROCK EQUITY DIVIDEND
 V.I. FUND
 2012                                   711,362       11.260778      to       11.478547           8,067,470
 2011                                   168,708       10.215239      to       10.309221           1,728,069
UIF MID CAP GROWTH PORTFOLIO
 2012                                 1,898,727       11.946499      to       19.300529          22,232,072
 2011                                 2,412,191       11.094492      to       18.285948          26,367,296
 2010                                 2,511,545       12.042001      to       20.248660          29,986,902
 2009                                 2,781,163        9.172671      to       15.735172          25,455,912
 2008                                 1,725,399        5.787808      to        5.867795          10,078,157
INVESCO VAN KAMPEN V.I.
 AMERICAN VALUE FUND+
 2012                                 1,263,737       12.298679      to       19.017410          15,637,431
 2011                                 1,492,590       10.594517      to       16.687980          16,021,119
 2010                                 1,564,972       10.597346      to       17.004157          16,937,461
 2009                                 1,624,403        8.747530      to       14.297989          14,588,118
 2008                                   977,151        6.339560      to        6.860736           6,480,460
MORGAN STANLEY FOCUS GROWTH
 PORTFOLIO
 2012                                    99,336        8.123725      to        8.997964             868,935
 2011                                   138,104        7.317129      to        8.011904           1,077,590
 2010                                   136,508        7.978864      to        8.636505           1,150,564
 2009                                   138,532        6.437888      to        6.888948             935,934
 2008                                   127,454        3.850448      to        4.073139             510,578
MORGAN STANLEY MULTI CAP
 GROWTH PORTFOLIO
 2012                                   395,141        5.104420      to        5.653693           2,172,249
 2011                                   482,403        4.710467      to        5.157715           2,416,988
 2010                                   613,648        5.246144      to        5.678500           3,398,591
 2009                                   720,229        4.244987      to        4.542372           3,200,877
 2008                                   850,255        2.571081      to        2.719763           2,269,513
MORGAN STANLEY MID CAP GROWTH
 PORTFOLIO
 2012                                    55,282       10.870781      to       11.821534             635,992
 2011                                    80,188       10.110543      to       11.070503             863,063
 2010                                    71,985       11.168445      to       12.088848             846,622
 2009                                    81,181        8.644265      to        9.249819             734,230
 2008                                    74,773        5.538087      to        5.858325             429,576
MORGAN STANLEY FLEXIBLE
 INCOME PORTFOLIO
 2012                                    79,905       12.051322      to       13.347653           1,035,559
 2011                                    74,330       10.959190      to       11.999312             869,813
 2010                                    68,187       10.783596      to       11.672055             780,405
 2009                                    75,321       10.157929      to       10.869185             803,795
 2008                                    67,079        8.718935      to        9.222830             611,362
BLACKROCK CAPITAL
 APPRECIATION V.I. FUND
 2012                                   709,926        9.918146      to       10.110023           7,187,104
 2011                                   167,853        8.865043      to        8.946664           1,520,195

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
BLACKROCK LARGE CAP GROWTH
 V.I. FUND
 2012                           1.40%     to       2.60%      0.95%     to       1.39%      12.27%     to       13.62%
 2011                           1.40%     to       2.40%      0.63%     to       0.78%       0.02%     to        1.03%
 2010                           1.40%     to       2.40%      1.14%     to       1.63%      12.75%     to       13.88%
 2009                           1.40%     to       2.40%      0.01%     to       0.01%      23.19%     to       24.42%
 2008                           1.40%     to       2.40%      0.26%     to       0.45%     (42.11)%    to      (41.52)%
BLACKROCK EQUITY DIVIDEND
 V.I. FUND
 2012                           0.50%     to       1.50%      2.03%     to       2.29%      10.24%     to       11.34%
 2011                           0.50%     to       1.50%      2.00%     to       2.29%       2.15%     to        3.09%
UIF MID CAP GROWTH PORTFOLIO
 2012                           0.75%     to       2.75%        --      to         --        5.55%     to        7.68%
 2011                           0.75%     to       2.75%      0.23%     to       0.26%      (9.69)%    to       (7.87)%
 2010                           0.75%     to       2.75%        --      to         --       28.68%     to       31.28%
 2009                           0.75%     to       2.75%        --      to         --       53.11%     to       56.19%
 2008                           0.85%     to       2.50%      0.22%     to       0.22%     (45.91)%    to      (45.31)%
INVESCO VAN KAMPEN V.I.
 AMERICAN VALUE FUND+
 2012                           0.85%     to       2.70%      0.62%     to       0.64%      13.96%     to       16.09%
 2011                           0.85%     to       2.70%      0.59%     to       0.61%      (1.86)%    to       (0.03)%
 2010                           0.85%     to       2.70%      0.83%     to       0.86%      18.93%     to       21.15%
 2009                           0.85%     to       2.70%      1.16%     to       1.53%      35.46%     to       37.98%
 2008                           0.85%     to       2.50%      0.25%     to       0.80%     (42.87)%    to      (39.56)%
MORGAN STANLEY FOCUS GROWTH
 PORTFOLIO
 2012                           1.35%     to       2.50%        --      to         --       11.02%     to       12.31%
 2011                           1.35%     to       2.50%        --      to         --       (8.29)%    to       (7.23)%
 2010                           1.35%     to       2.50%        --      to         --       23.94%     to       25.37%
 2009                           1.35%     to       2.50%        --      to         --       67.20%     to       69.13%
 2008                           1.35%     to       2.50%      0.07%     to       0.07%     (52.77)%    to      (52.22)%
MORGAN STANLEY MULTI CAP
 GROWTH PORTFOLIO
 2012                           1.35%     to       2.50%        --      to         --        8.36%     to        9.62%
 2011                           1.35%     to       2.50%        --      to         --      (10.21)%    to       (9.17)%
 2010                           1.35%     to       2.50%        --      to         --       23.58%     to       25.01%
 2009                           1.35%     to       2.50%        --      to         --       65.11%     to       67.01%
 2008                           1.35%     to       2.50%        --      to         --      (50.42)%    to      (49.84)%
MORGAN STANLEY MID CAP GROWTH
 PORTFOLIO
 2012                           1.35%     to       2.20%        --      to         --        5.88%     to        6.78%
 2011                           1.35%     to       2.50%        --      to       0.15%      (9.47)%    to       (8.42)%
 2010                           1.35%     to       2.50%        --      to         --       29.20%     to       30.69%
 2009                           1.35%     to       2.50%        --      to         --       56.09%     to       57.89%
 2008                           1.35%     to       2.50%      0.46%     to       0.72%     (49.48)%    to      (48.89)%
MORGAN STANLEY FLEXIBLE
 INCOME PORTFOLIO
 2012                           1.35%     to       2.50%      6.26%     to       6.27%       9.97%     to       11.24%
 2011                           1.35%     to       2.50%      6.27%     to       6.95%       1.63%     to        2.80%
 2010                           1.35%     to       2.50%      6.00%     to       6.07%       6.16%     to        7.39%
 2009                           1.35%     to       2.50%      6.93%     to       7.04%      16.50%     to       17.85%
 2008                           1.35%     to       2.50%      1.76%     to       2.12%     (23.82)%    to      (22.94)%
BLACKROCK CAPITAL
 APPRECIATION V.I. FUND
 2012                           0.50%     to       1.50%      0.63%     to       0.70%      11.88%     to       13.00%
 2011                           0.50%     to       1.50%      0.68%     to       1.13%     (11.35)%    to      (10.53)%

-------------------------------------------------------------------------------

                                                                    UNIT
                                                                 FAIR VALUE
SUB-ACCOUNT                          UNITS #                LOWEST TO HIGHEST #                NET ASSETS
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL
 APPRECIATION FUND/VA
 2012                                   242,428      $10.354264      to      $16.233549          $2,491,089
 2011                                   286,259        9.175765      to       14.661738           2,625,631
 2010                                   298,124        9.383033      to       15.280537           2,800,542
 2009                                   338,692        8.670403      to       14.390901           2,983,346
 2008                                   175,373        5.983369      to        6.066067           1,057,142
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 2012                                 2,458,427       11.379499      to       17.011297          27,307,890
 2011                                 3,043,406        9.479173      to       14.456531          28,503,955
 2010                                 3,102,854       10.440769      to       16.244864          32,002,764
 2009                                 3,330,171        9.091739      to       14.431646          30,069,311
 2008                                 2,412,375        6.478219      to        6.573235          15,754,488
OPPENHEIMER MAIN STREET
 FUND/VA
 2012                                   334,198       11.290049      to       16.056067           3,725,587
 2011                                   347,115        9.764597      to       14.152904           3,355,752
 2010                                   256,255        9.879026      to       14.593482           2,537,014
 2009                                   251,866        8.602066      to       12.950825           2,174,143
 2008                                   148,530        6.688394      to        6.777960           1,001,478
OPPENHEIMER MAIN STREET
 SMALL- & MID-CAP FUND/ VA
 2012                                 2,228,053       12.757530      to       18.710163          27,876,674
 2011                                 2,658,375       10.923371      to       16.343630          28,677,185
 2010                                 2,939,236       11.274242      to       17.209473          32,956,942
 2009                                 3,185,866        9.230857      to       14.374862          29,411,750
 2008                                 1,596,779        6.696166      to        6.794283          10,774,226
OPPENHEIMER VALUE FUND/ VA
 2012                                   151,367       10.221740      to       15.028094           1,569,430
 2011                                   165,954        9.115962      to       13.652516           1,541,212
 2010                                   143,100        9.199060      to        9.625296           1,389,456
 2009                                   212,399        8.211525      to        8.455636           1,798,331
 2008                                   171,612        6.295470      to        6.366550           1,085,350
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2012                                 7,129,432       13.109378      to       17.668133          90,905,102
 2011                                 7,493,345       11.843122      to       16.283898          87,183,520
 2010                                 8,774,553       12.322677      to       17.285592         107,300,181
 2009                                 9,270,764       11.019201      to       15.769223         101,820,907
 2008                                 4,282,230        7.042341      to        7.146244          30,391,469
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2012                                   736,311       10.968758      to       11.908654           8,526,279
 2011                                   688,977       10.506520      to       15.010968           7,120,025
 2010                                   727,108       10.630143      to       15.440421           7,642,758
 2009                                   726,166        9.338424      to       13.789621           6,730,516
 2008                                   335,763        6.877682      to        6.952999           2,322,036
PUTNAM VT INTERNATIONAL VALUE
 FUND
 2012                                   156,408        8.100248      to       13.845310           1,305,467
 2011                                   179,940        6.712534      to       11.544659           1,238,367
 2010                                   175,158        7.851992      to       13.757115           1,414,119
 2009                                   186,215        7.392382      to       13.193438           1,399,090
 2008                                   114,700        5.844073      to        5.908142             674,450

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL
 APPRECIATION FUND/VA
 2012                           0.85%     to       2.75%      0.40%     to       0.48%      10.72%     to       12.84%
 2011                           0.85%     to       2.75%      0.11%     to       0.12%      (4.05)%    to       (2.21)%
 2010                           0.85%     to       2.75%        --      to         --        6.18%     to        8.22%
 2009                           0.85%     to       2.75%        --      to         --       40.25%     to       42.93%
 2008                           0.85%     to       2.50%        --      to         --      (44.90)%    to      (44.29)%
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 2012                           0.75%     to       2.75%      1.92%     to       2.53%      17.67%     to       20.05%
 2011                           0.75%     to       2.75%      1.06%     to       1.06%     (11.01)%    to       (9.21)%
 2010                           0.75%     to       2.75%      1.22%     to       1.24%      12.56%     to       14.84%
 2009                           0.75%     to       2.75%      2.27%     to       2.27%      35.58%     to       38.32%
 2008                           0.75%     to       2.50%        --      to         --      (38.72)%    to      (38.00)%
OPPENHEIMER MAIN STREET
 FUND/VA
 2012                           0.85%     to       2.75%      0.66%     to       0.76%      13.45%     to       15.62%
 2011                           0.85%     to       2.75%      0.59%     to       0.65%      (3.02)%    to       (1.16)%
 2010                           0.85%     to       2.75%      0.67%     to       0.89%      12.68%     to       14.85%
 2009                           0.85%     to       2.75%      1.36%     to       1.36%      24.53%     to       26.91%
 2008                           0.85%     to       2.45%        --      to         --      (36.53)%    to      (35.85)%
OPPENHEIMER MAIN STREET
 SMALL- & MID-CAP FUND/ VA
 2012                           0.75%     to       2.75%      0.33%     to       0.33%      14.48%     to       16.79%
 2011                           0.75%     to       2.75%      0.39%     to       0.40%      (5.03)%    to       (3.11)%
 2010                           0.75%     to       2.75%      0.36%     to       0.42%      19.72%     to       22.14%
 2009                           0.75%     to       2.75%      0.23%     to       0.23%      33.18%     to       35.86%
 2008                           0.75%     to       2.50%        --      to         --      (36.25)%    to      (35.50)%
OPPENHEIMER VALUE FUND/ VA
 2012                           0.85%     to       2.70%      1.13%     to       1.13%      10.08%     to       12.13%
 2011                           0.85%     to       2.70%        --      to       0.88%      (7.03)%    to       (5.29)%
 2010                           0.85%     to       2.45%      0.89%     to       0.89%      12.03%     to       13.83%
 2009                           0.85%     to       2.45%      0.16%     to       0.36%      29.37%     to       31.45%
 2008                           0.85%     to       2.20%        --      to         --      (41.51)%    to      (40.98)%
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2012                           0.75%     to       2.75%      5.43%     to       5.52%       8.50%     to       10.69%
 2011                           0.75%     to       2.75%      9.55%     to       9.62%      (5.79)%    to       (3.89)%
 2010                           0.75%     to       2.75%     13.81%     to      13.88%       9.62%     to       11.83%
 2009                           0.75%     to       2.75%      4.65%     to       4.65%      51.15%     to       54.20%
 2008                           0.75%     to       2.50%        --      to         --      (31.12)%    to      (30.31)%
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2012                           0.75%     to       2.45%        --      to       0.73%      11.44%     to       13.35%
 2011                           0.75%     to       2.40%      3.70%     to       4.30%      (2.78)%    to       (1.16)%
 2010                           0.75%     to       2.40%      2.06%     to       4.63%      11.97%     to       13.83%
 2009                           0.75%     to       2.40%        --      to         --       32.00%     to       34.20%
 2008                           0.85%     to       2.15%        --      to         --      (33.14)%    to      (32.56)%
PUTNAM VT INTERNATIONAL VALUE
 FUND
 2012                           0.85%     to       2.40%      2.90%     to       4.98%      18.82%     to       20.67%
 2011                           0.85%     to       2.70%      2.54%     to       2.55%     (16.08)%    to      (14.51)%
 2010                           0.85%     to       2.70%      3.38%     to       3.41%       4.27%     to        6.22%
 2009                           0.85%     to       2.70%        --      to         --       22.83%     to       25.12%
 2008                           0.85%     to       2.15%        --      to         --      (44.71)%    to      (44.23)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                    UNIT
                                                                 FAIR VALUE
SUB-ACCOUNT                          UNITS #                LOWEST TO HIGHEST #                NET ASSETS
---------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL
 EQUITY FUND
 2012                                   159,185       $8.034559      to      $13.289604          $1,303,847
 2011                                   183,936        6.673092      to       11.204386           1,250,369
 2010                                   184,549        8.227517      to       13.865393           1,530,117
 2009                                   214,939        7.486362      to       13.002746           1,630,606
 2008                                   135,003        6.036515      to        6.102674             818,726
PUTNAM VT INVESTORS FUND
 2012                                     9,099       12.581848      to       16.050711             129,579
 2011                                     5,241       10.926607      to       13.807398              70,658
 2010                                     3,795       13.870722      to       13.870722              52,641
PUTNAM VT SMALL CAP VALUE
 FUND
 2012                                   186,810       11.928452      to       17.818061           2,235,027
 2011                                   273,496       10.229368      to       15.580789           2,799,023
 2010                                   203,283       10.787046      to       16.801794           2,233,268
 2009                                   176,203        8.587762      to       13.701124           1,560,968
 2008                                    97,653        6.532869      to        6.604529             642,194
PUTNAM VT VOYAGER FUND
 2012                                   672,840       10.125015      to       14.310109           7,794,695
 2011                                   196,402        8.997772      to       12.590426           2,079,361
 2010                                    34,353       11.118426      to       15.402708             513,917
 2009                                       375       12.814702      to       12.814702               4,805
PUTNAM VT EQUITY INCOME FUND
 2012                                    81,472       12.887241      to       16.232605           1,245,921
 2011                                    68,788       10.965150      to       13.578750             883,394
 2010                                    36,701       10.921139      to       13.389583             489,319
 2009                                        71       11.950208      to       11.950208                 854
PIMCO ALL ASSET FUND
 2012                                   143,177       11.309358      to       11.572157           1,626,976
 2011                                    31,189        9.999541      to       10.091449             311,615
PIMCO EQS PATHFINDER FUND
 2012                                   613,597       10.153212      to       10.349481           6,249,628
 2011                                   136,466        9.389138      to        9.475458           1,276,923
PIMCO GLOBAL MULTI-ASSET FUND
 2012                                    71,070       10.371089      to       10.571584             737,329
 2011                                    27,351        9.678566      to        9.767544             264,759
JENNISON 20/20 FOCUS
 PORTFOLIO
 2012                                   250,217        1.523865      to       16.356405             459,248
 2011                                   372,951        1.312477      to        1.401227             512,677
 2010                                   355,404        1.407108      to        1.492525             523,269
 2009                                   360,460        1.341763      to        1.414006             504,354
 2008                                   420,029        0.872678      to        0.913715             380,416
JENNISON PORTFOLIO
 2012                                    43,669        1.011181      to        1.011181              44,157
 2011                                    43,669        0.893188      to        0.893188              39,005
 2010                                   116,634        0.897947      to        0.924809             106,650
 2009                                   139,798        0.825281      to        0.873620             118,032
 2008                                   145,348        0.592850      to        0.623193              88,007

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL
 EQUITY FUND
 2012                           1.25%     to       2.75%      2.16%     to       2.18%      18.61%     to       20.40%
 2011                           1.25%     to       2.75%      3.20%     to       3.38%     (19.19)%    to      (17.97)%
 2010                           0.85%     to       2.75%        --      to         --        7.04%     to        9.10%
 2009                           1.25%     to       2.40%        --      to         --       21.68%     to       23.09%
 2008                           0.85%     to       2.15%        --      to         --      (42.46)%    to      (41.96)%
PUTNAM VT INVESTORS FUND
 2012                           0.50%     to       1.45%      1.02%     to       1.29%      15.15%     to       16.25%
 2011                           0.50%     to       1.45%        --      to       1.15%      (1.40)%    to       (0.46)%
 2010                           0.50%     to       0.50%      0.53%     to       0.53%      13.35%     to       13.35%
PUTNAM VT SMALL CAP VALUE
 FUND
 2012                           0.75%     to       2.70%      0.44%     to       0.44%      14.36%     to       16.61%
 2011                           0.75%     to       2.70%      0.42%     to       0.49%      (7.27)%    to       (5.44)%
 2010                           0.85%     to       2.70%      0.30%     to       0.30%      22.63%     to       24.92%
 2009                           1.15%     to       2.70%      1.44%     to       1.44%      28.03%     to       30.03%
 2008                           1.15%     to       2.45%        --      to         --      (36.58)%    to      (36.02)%
PUTNAM VT VOYAGER FUND
 2012                           0.50%     to       1.50%      0.28%     to       0.30%      12.53%     to       13.66%
 2011                           0.50%     to       1.50%        --      to         --      (19.07)%    to      (18.26)%
 2010                           0.50%     to       1.50%      0.89%     to       0.89%      11.18%     to       20.20%
 2009                           0.50%     to       0.50%        --      to         --       28.15%     to       28.15%
PUTNAM VT EQUITY INCOME FUND
 2012                           0.30%     to       1.50%        --      to       2.00%      17.53%     to       18.95%
 2011                           0.50%     to       1.50%      1.55%     to       2.12%       0.40%     to        1.41%
 2010                           0.50%     to       1.50%      0.95%     to       0.95%       9.21%     to       12.05%
 2009                           0.50%     to       0.50%        --      to         --       19.50%     to       19.50%
PIMCO ALL ASSET FUND
 2012                           0.30%     to       1.50%      4.76%     to       5.18%      13.10%     to       14.46%
 2011                           0.50%     to       1.50%      4.00%     to       4.64%         --      to        0.91%
PIMCO EQS PATHFINDER FUND
 2012                           0.50%     to       1.50%      0.84%     to       0.94%       8.14%     to        9.22%
 2011                           0.50%     to       1.50%      0.09%     to       0.16%      (6.11)%    to       (5.25)%
PIMCO GLOBAL MULTI-ASSET FUND
 2012                           0.50%     to       1.50%      3.35%     to       3.50%       7.16%     to        8.23%
 2011                           0.50%     to       1.50%        --      to         --       (3.21)%    to       (2.32)%
JENNISON 20/20 FOCUS
 PORTFOLIO
 2012                           1.70%     to       2.60%        --      to         --        7.78%     to        8.75%
 2011                           1.70%     to       2.35%        --      to         --       (6.73)%    to       (6.12)%
 2010                           1.70%     to       2.35%        --      to         --        4.87%     to        5.55%
 2009                           1.70%     to       2.35%        --      to         --       53.75%     to       54.75%
 2008                           1.70%     to       2.35%        --      to         --      (40.81)%    to      (40.42)%
JENNISON PORTFOLIO
 2012                           2.20%     to       2.20%        --      to         --       13.21%     to       13.21%
 2011                           2.20%     to       2.20%        --      to         --       (2.26)%    to       (2.26)%
 2010                           2.05%     to       2.40%      0.02%     to       0.02%       8.81%     to        9.19%
 2009                           1.70%     to       2.40%      0.28%     to       0.29%      39.21%     to       40.19%
 2008                           1.70%     to       2.40%      0.07%     to       0.07%     (39.04)%    to      (38.61)%

-------------------------------------------------------------------------------

                                                                    UNIT
                                                                 FAIR VALUE
SUB-ACCOUNT                          UNITS #                LOWEST TO HIGHEST #                NET ASSETS
---------------------------------------------------------------------------------------------------------------
PRUDENTIAL VALUE PORTFOLIO
 2012                                   221,467       $1.263664      to      $16.049431            $315,604
 2011                                   221,591        1.126140      to       14.410334             284,514
 2010                                   269,412        1.176590      to        1.217103             325,053
 2009                                   269,804        1.059167      to        1.091807             292,267
 2008                                   304,801        0.750512      to        0.785419             237,098
PRUDENTIAL SERIES
 INTERNATIONAL GROWTH
 2012                                    36,866        0.951261      to        0.951261              35,068
 2011                                    36,866        0.797967      to        0.797967              29,418
INVESCO VAN KAMPEN V.I.
 GROWTH AND INCOME FUND
 2012                                 3,837,095       11.014058      to       14.461375          44,591,206
 2011                                 4,781,804        9.714248      to       12.992792          49,253,592
 2010                                 5,217,369       10.023866      to       13.657326          55,919,948
 2009                                 5,136,540        9.010887      to       12.506409          49,876,282
 2008                                 2,944,931        7.322402      to       10.893737          24,622,036
INVESCO VAN KAMPEN V.I.
 COMSTOCK FUND
 2012                                   159,504       15.421242      to       16.984478           2,630,889
 2011                                   192,593       13.295328      to       14.475731           2,715,455
 2010                                   211,931       13.925507      to       14.988434           3,105,136
 2009                                   226,033       12.341037      to       13.131153           2,910,971
 2008                                   243,451        9.854026      to       10.365093           2,482,506
INVESCO VAN KAMPEN V.I.
 AMERICAN FRANCHISE FUND+
 2012                                 6,138,699       10.083217      to       10.441741          62,842,077
 2011                                 3,990,162        9.117538      to        9.259472          36,629,296
INVESCO VAN KAMPEN V.I. MID
 CAP GROWTH FUND+
 2012                                   840,320        9.767694      to        9.924071           8,268,268
WELLS FARGO ADVANTAGE VT
 INDEX ASSET ALLOCATION FUND
 2012                                   509,389        1.298791      to        1.461617             818,108
 2011                                   728,215        1.178104      to        1.310634             893,823
 2010                                   895,881        1.134366      to        1.247548           1,058,972
 2009                                   982,610        1.026647      to        1.116172           1,046,224
 2008                                 1,187,869        0.911719      to        0.979889           1,116,169
WELLS FARGO ADVANTAGE VT
 TOTAL RETURN BOND FUND
 2012                                 3,279,900        1.639407      to       12.785324           5,451,561
 2011                                 3,840,214        1.566088      to       12.385714           5,917,870
 2010                                 4,657,934        1.332467      to        1.465421           6,596,959
 2009                                 4,948,130        1.276163      to        1.387455           7,296,678
 2008                                 5,612,820        1.168078      to        1.255427           6,782,288
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND
 2012                                 1,933,900        1.168928      to        1.315436           2,477,581
 2011                                 2,463,930        1.003183      to        1.116024           2,681,276
 2010                                 3,041,018        1.051224      to        1.156101           3,419,265
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND
 2012                                   109,977       11.394184      to       11.729566           1,273,524
 2011                                   133,369       10.294596      to       10.476517           1,386,842
 2010                                   155,090       12.120069      to       12.193157           1,886,410
 2009                                 1,913,891        0.920576      to        1.000862           1,856,144
 2008                                 1,919,370        0.837840      to        0.900500           1,675,898

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
PRUDENTIAL VALUE PORTFOLIO
 2012                           1.70%     to       2.45%      0.55%     to       0.55%      11.37%     to       12.21%
 2011                           1.70%     to       2.45%        --      to       0.50%      (8.17)%    to       (7.47)%
 2010                           1.70%     to       2.05%      0.33%     to       0.34%      11.09%     to       11.48%
 2009                           1.70%     to       2.05%      1.65%     to       1.74%      38.52%     to       39.01%
 2008                           1.70%     to       2.35%      1.40%     to       1.75%     (43.89)%    to      (43.53)%
PRUDENTIAL SERIES
 INTERNATIONAL GROWTH
 2012                           2.20%     to       2.20%        --      to         --       19.21%     to       19.21%
 2011                           2.20%     to       2.20%      0.45%     to       0.45%     (17.16)%    to      (17.16)%
INVESCO VAN KAMPEN V.I.
 GROWTH AND INCOME FUND
 2012                           0.85%     to       2.70%      1.28%     to       1.54%      11.30%     to       13.38%
 2011                           0.85%     to       2.70%      1.00%     to       1.04%      (4.87)%    to       (3.09)%
 2010                           0.85%     to       2.70%      0.10%     to       0.10%       9.20%     to       11.24%
 2009                           0.85%     to       2.70%      3.58%     to       4.54%      20.80%     to       23.06%
 2008                           0.85%     to       2.50%      1.86%     to       1.86%     (33.89)%    to      (30.20)%
INVESCO VAN KAMPEN V.I.
 COMSTOCK FUND
 2012                           1.35%     to       2.50%      1.42%     to       1.45%      15.99%     to       17.33%
 2011                           1.35%     to       2.50%      1.34%     to       1.36%      (4.53)%    to       (3.42)%
 2010                           1.35%     to       2.50%      0.13%     to       0.14%      12.84%     to       14.14%
 2009                           1.35%     to       2.50%      4.20%     to       4.32%      25.24%     to       26.69%
 2008                           1.35%     to       2.50%      2.35%     to       2.53%     (37.39)%    to      (36.66)%
INVESCO VAN KAMPEN V.I.
 AMERICAN FRANCHISE FUND+
 2012                           0.85%     to       2.80%        --      to         --       10.59%     to       12.77%
 2011                           0.85%     to       2.80%        --      to         --       (8.82)%    to       (7.41)%
INVESCO VAN KAMPEN V.I. MID
 CAP GROWTH FUND+
 2012                           0.85%     to       2.75%        --      to         --       (2.32)%    to       (0.76)%
WELLS FARGO ADVANTAGE VT
 INDEX ASSET ALLOCATION FUND
 2012                           1.35%     to       2.50%      1.38%     to       1.53%      10.24%     to       11.52%
 2011                           1.35%     to       2.50%      2.48%     to       2.86%       3.86%     to        5.06%
 2010                           1.35%     to       2.50%      1.73%     to       1.74%      10.49%     to       11.77%
 2009                           1.35%     to       2.50%      2.02%     to       2.04%      12.61%     to       13.91%
 2008                           1.35%     to       2.50%      2.44%     to       2.45%     (30.87)%    to      (30.07)%
WELLS FARGO ADVANTAGE VT
 TOTAL RETURN BOND FUND
 2012                           1.35%     to       2.75%      1.44%     to       1.45%       3.23%     to        4.68%
 2011                           1.35%     to       2.75%      1.70%     to       2.69%       5.38%     to        6.87%
 2010                           1.35%     to       2.50%      3.37%     to       3.42%       4.41%     to        5.62%
 2009                           1.35%     to       2.50%      4.51%     to       4.52%       9.25%     to       10.52%
 2008                           1.35%     to       2.50%      4.81%     to       4.81%      (0.15)%    to        1.01%
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND
 2012                           1.35%     to       2.50%      1.35%     to       1.35%      16.52%     to       17.87%
 2011                           1.35%     to       2.50%      0.52%     to       0.54%      (4.57)%    to       (3.47)%
 2010                           1.35%     to       2.50%      0.53%     to       0.79%      11.02%     to       12.30%
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND
 2012                           1.35%     to       2.50%      1.35%     to       1.37%      10.68%     to       11.96%
 2011                           1.35%     to       2.50%      0.29%     to       0.31%     (15.06)%    to      (14.08)%
 2010                           1.35%     to       2.50%        --      to         --       21.20%     to       21.93%
 2009                           1.35%     to       2.50%      3.01%     to       3.20%       9.88%     to       11.15%
 2008                           1.35%     to       2.50%      1.98%     to       2.05%     (44.81)%    to      (44.17)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)

-------------------------------------------------------------------------------

                                                                    UNIT
                                                                 FAIR VALUE
SUB-ACCOUNT                          UNITS #                LOWEST TO HIGHEST #                NET ASSETS
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 SMALL CAP GROWTH FUND
 2012                                 1,299,692       $1.530857      to       $1.722746          $2,159,489
 2011                                 1,583,406        1.455057      to        1.618725           2,489,270
 2010                                 1,949,054        1.563785      to        1.719780           3,274,796
 2009                                 2,298,885        1.264746      to        1.375020           3,049,986
 2008                                 2,570,222        0.849501      to        0.913021           2,271,934
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2012                                    89,517       17.968169      to       20.805660           1,618,360
 2011                                   103,948       15.468782      to       18.109556           1,601,116
 2010                                   121,343       15.612951      to       18.480499           1,890,354
 2009                                   111,407       11.675368      to       13.972442           1,272,221
 2008                                   113,249        8.181197      to        8.434447             935,355
WELLS FARGO ADVANTAGE VT
 SMALL CAP VALUE FUND
 2012                                    20,885       13.060130      to       13.929712             279,657
 2011                                    36,256       11.711416      to       12.385528             436,787
 2010                                    44,338       12.909634      to       13.537143             587,674
 2009                                    49,368       11.255012      to       11.702245             566,482
 2008                                    78,053        7.182592      to        7.404895             568,514
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND
 2012                                    25,577       13.093485      to       14.125238             351,370
 2011                                    29,014       11.603564      to       12.393407             352,314
 2010                                    23,563       12.679284      to       13.295704             307,789
 2009                                    13,895       10.473260      to       10.740753             147,847
 2008                                    16,003        7.246621      to        7.391000             117,257

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 SMALL CAP GROWTH FUND
 2012                           1.35%     to       2.50%        --      to         --        5.21%     to        6.43%
 2011                           1.35%     to       2.50%        --      to         --       (6.95)%    to       (5.88)%
 2010                           1.35%     to       2.50%        --      to         --       23.64%     to       25.07%
 2009                           1.35%     to       2.50%        --      to         --       48.88%     to       50.60%
 2008                           1.35%     to       2.50%        --      to         --      (42.87)%    to      (42.21)%
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2012                           1.35%     to       2.45%        --      to         --       14.89%     to       16.16%
 2011                           1.35%     to       2.45%        --      to         --       (2.01)%    to       (0.92)%
 2010                           1.35%     to       2.45%        --      to         --       32.26%     to       33.73%
 2009                           1.35%     to       2.45%        --      to         --       36.91%     to       38.43%
 2008                           1.35%     to       2.20%        --      to         --      (45.57)%    to      (45.10)%
WELLS FARGO ADVANTAGE VT
 SMALL CAP VALUE FUND
 2012                           1.35%     to       2.20%      0.81%     to       0.86%      11.52%     to       12.47%
 2011                           1.35%     to       2.20%      0.67%     to       0.79%      (9.28)%    to       (8.51)%
 2010                           1.35%     to       2.20%      1.48%     to       1.59%      14.70%     to       15.68%
 2009                           1.35%     to       2.20%      1.22%     to       1.30%      56.70%     to       58.03%
 2008                           1.35%     to       2.20%        --      to         --      (45.76)%    to      (45.29)%
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND
 2012                           1.35%     to       2.35%      0.10%     to       0.10%      12.84%     to       13.97%
 2011                           1.35%     to       2.35%        --      to       0.14%      (7.71)%    to       (6.79)%
 2010                           1.35%     to       2.20%      0.55%     to       0.55%      21.06%     to       22.10%
 2009                           1.65%     to       2.20%        --      to         --       44.53%     to       45.32%
 2008                           1.65%     to       2.20%      2.49%     to       2.73%     (41.40)%    to      (41.08)%

    *  This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.
   **  These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the
       Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.
  ***  This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units;
       inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.
    #  Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.
    +  See Note 1 for additional information related to this Sub-Account.

-------------------------------------------------------------------------------

RIDERS:

    The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account value) for various rider charges:

       MAV/EPB Death Benefit Charge maximum of .30%

       MAV Plus (same as MAV/EPB) maximum of .30%

       The Hartford's Principal First Charge maximum of .75%

       The Hartford's Principal First Preferred Charge maximum of .20%

       MAV 70 Death Benefit Charge maximum of .20%

       Optional Death Benefit Charge maximum of .15%

       Earnings Protection Benefit Charge maximum of .20%

       Return of Premium Death Benefit maximum of .75%

       MAV III maximum of 1.50%

       MAV IV maximum of 1.50%

       MAV V maximum of 1.50%

       Legacy lock maximum of 1.50%

       Daily lock maximum of 2.50%

       Return of Premium III maximum of 0.75%

       Return of Premium IV maximum of 0.75%

       Return of Premium V maximum of 0.75%

       Maximum daily value maximum of 1.50%

       Safety Plus maximum of 2.50%

       Future6 maximum of 2.50%

       Future5 maximum of 2.50%

    These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners' accounts as specified in the product prospectus.

7.     SUBSEQUENT EVENTS:

    Management has evaluated events subsequent to December 31, 2012 and through the issuance date of the Account's financial statements, noting there are no subsequent events requiring adjustment or disclosure in the financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT
FINANCIAL STATEMENTS -- STATUTORY-BASIS

As of December 31, 2012 and 2011, and for the Years Ended December 31, 2012, 2011 and 2010

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                               TABLE OF CONTENTS

                                                                 PAGE:
----------------------------------------------------------------------------------
Independent Auditors' Report                                      F-2
Financial Statements -- Statutory-Basis:
 Admitted Assets, Liabilities and Capital and Surplus             F-3
 Statements of Operations                                         F-4
 Statements of Changes in Capital and Surplus                     F-5
 Statements of Cash Flows                                         F-6
 Notes to Financial Statements                                   F7-41

[DELOITTE LOGO]                                                     DELOITTE & TOUCHE LLP
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                                                                    Hartford,CT 06103-3402
                                                                    USA
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                                                                    www.deloitte.com

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory-basis financial statements of Hartford Life and Annuity Insurance Company (the "Company"), which comprise the statutory-basis statements of admitted assets, liabilities, and capital and surplus as of December 31, 2012 and 2011, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows each of the three years in the period ended December 31, 2012, and the related notes to the statutory-basis financial statements.

Management's Responsibility for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of these statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on these statutory-basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory-basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory-basis financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the statutory-basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of the accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory-basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 2 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Insurance Department of the State of Connecticut.

The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 2 to the statutory-basis financial statements and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America paragraph, the statutory-basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2012 and 2011, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2012.

Opinion on Statutory Basis of Accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2012 and 2011, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2012, in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut as described in Note 2 to the statutory-basis financial statements.

/s/ Deloitte & Touche LLP

April 10, 2013

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
              ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS
                               (STATUTORY-BASIS)

                                           AS OF DECEMBER 31,
                                     2012                      2011
--------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds                            $13,760,107,102           $11,394,354,135
 Common and preferred stocks          833,792,149             1,017,063,560
 Mortgage loans on real
  estate                              907,375,838               660,905,198
 Real estate                           24,674,594                25,506,912
 Contract loans                       375,218,562               370,655,282
 Cash and short-term
  investments                       2,012,782,902             3,179,543,702
 Derivatives                          673,239,577             1,602,784,576
 Other invested assets                279,355,350               251,264,156
                              -------------------       -------------------
     TOTAL CASH AND INVESTED
                      ASSETS       18,866,546,074            18,502,077,521
                              -------------------       -------------------
 Investment income due and
  accrued                             200,098,931               167,669,384
 Amounts recoverable for
  reinsurance                         226,878,415                82,357,163
 Federal income tax
  recoverable                                  --                66,466,241
 Deferred tax asset                   394,723,616               529,817,226
 Receivables from parent,
  subsidiaries and
  affiliates                           13,512,043                19,756,182
 Other assets                         157,051,791               134,763,018
 Separate Account assets           45,851,885,131            48,255,070,982
                              -------------------       -------------------
       TOTAL ADMITTED ASSETS      $65,710,696,001           $67,757,977,717
                              -------------------       -------------------
LIABILITIES
 Aggregate reserves for
  future benefits                  $9,208,744,094           $11,213,317,982
 Liability for deposit-type
  contracts                         1,543,283,228                65,824,777
 Policy and contract claim
  liabilities                          74,111,929                48,092,766
 Asset valuation reserve              162,571,194               179,493,239
 Interest maintenance
  reserve                              88,321,743                60,883,805
 Payables to parent,
  subsidiaries and
  affiliates                           35,894,640                23,109,160
 Accrued expense allowances
  and other amounts due from
  Separate Accounts                  (670,087,726)             (884,460,194)
 Funds held under
  reinsurance treaties with
  unauthorized reinsurers           2,981,569,933             2,552,745,907
 Payable for investment
  repurchase program                1,614,859,275                        --
 Collateral on derivatives            467,830,775             1,488,105,981
 Other liabilities                  1,325,497,396               824,354,242
 Separate Account
  liabilities                      45,851,885,131            48,255,070,982
                              -------------------       -------------------
           TOTAL LIABILITIES       62,684,481,612            63,826,538,647
                              -------------------       -------------------
CAPITAL AND SURPLUS
 Common stock -- par value
  $1,250 per share, 3,000
  shares authorized, 2,000
  shares issued and
  outstanding                           2,500,000                 2,500,000
 Aggregate write-ins for
  other than special surplus
  funds                               169,606,804               174,887,393
 Gross paid-in and
  contributed surplus               2,771,903,231             2,893,378,493
 Aggregate write-ins for
  special surplus funds                        --               176,605,742
 Unassigned surplus                    82,204,354               684,067,442
                              -------------------       -------------------
   TOTAL CAPITAL AND SURPLUS        3,026,214,389             3,931,439,070
                              -------------------       -------------------
       TOTAL LIABILITIES AND
         CAPITAL AND SURPLUS      $65,710,696,001           $67,757,977,717
                              -------------------       -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY-BASIS)

                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                               2012                     2011                     2010
---------------------------------------------------------------------------------------------------------------------------------
REVENUES
 Premiums and annuity considerations                        $1,288,798,535           $1,401,142,759           $1,110,039,826
 Net investment income                                         687,977,036              637,017,383              651,852,402
 Commissions and expense allowances on reinsurance              49,989,787               34,051,212               90,333,930
  ceded
 Reserve adjustments on reinsurance ceded                   (8,032,092,137)          (7,279,328,984)          (6,345,615,060)
 Fee income                                                  1,206,201,964            1,366,934,784            1,452,299,854
 Other revenues                                                 22,453,259               13,413,968               26,435,811
                                                        ------------------       ------------------       ------------------
                                        TOTAL REVENUES      (4,776,671,556)          (3,826,768,878)          (3,014,653,237)
                                                        ------------------       ------------------       ------------------
BENEFITS AND EXPENSES
 Death and annuity benefits                                    759,877,305              703,019,683              696,946,177
 Disability and other benefits                                   8,161,076                9,127,886                9,295,233
 Surrenders and other fund withdrawals                         305,668,254              331,833,655              283,345,881
 Commissions and expense allowances                            468,295,588              523,282,542              509,398,932
 (Decrease) increase in aggregate reserves for life           (378,937,282)           2,416,785,246              648,536,025
  and accident and health policies
 General insurance expenses                                    354,659,954              308,877,214              367,574,662
 Net transfers from Separate Accounts                       (7,601,449,859)          (7,446,610,318)          (6,144,421,221)
 Modified coinsurance adjustment on reinsurance               (292,387,321)            (201,842,919)            (236,815,941)
  assumed
 Other expenses                                                125,643,377              230,507,595              148,320,783
                                                        ------------------       ------------------       ------------------
                           TOTAL BENEFITS AND EXPENSES      (6,250,468,908)          (3,125,019,416)          (3,717,819,469)
                                                        ------------------       ------------------       ------------------
 NET GAIN (LOSS) FROM OPERATIONS BEFORE FEDERAL INCOME       1,473,797,352             (701,749,462)             703,166,232
                                 TAX EXPENSE (BENEFIT)
 Federal income tax expense (benefit)                          323,855,226              115,068,345              (65,495,355)
                                                        ------------------       ------------------       ------------------
                       NET GAIN (LOSS) FROM OPERATIONS       1,149,942,126             (816,817,807)             768,661,587
                                                        ------------------       ------------------       ------------------
 Net realized capital losses, after tax                       (438,565,374)             (41,037,858)            (688,717,817)
                                                        ------------------       ------------------       ------------------
                                     NET INCOME (LOSS)        $711,376,752            $(857,855,665)             $79,943,770
                                                        ------------------       ------------------       ------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY-BASIS)

                                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                                 2012                    2011                    2010
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- PAR VALUE $1,250 PER SHARE, 3,000 SHARES
 AUTHORIZED, 2,000 SHARES ISSUED AND OUTSTANDING
 Balance, beginning and end of year                               $2,500,000              $2,500,000              $2,500,000
                                                           -----------------       -----------------       -----------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS
 Balance, beginning of year                                    2,893,378,493           2,890,696,495           2,889,208,215
 Capital (return) contribution                                  (121,475,262)              2,681,998               1,488,280
                                                           -----------------       -----------------       -----------------
                                     BALANCE, END OF YEAR      2,771,903,231           2,893,378,493           2,890,696,495
                                                           -----------------       -----------------       -----------------
AGGREGATE WRITE-INS FOR OTHER THAN SPECIAL SURPLUS FUNDS
 Balance, beginning of year                                      174,887,393             182,105,606             189,963,147
 Amortization of gain on inforce reinsurance                      (5,280,589)             (7,218,213)             (7,857,541)
                                                           -----------------       -----------------       -----------------
                                     BALANCE, END OF YEAR        169,606,804             174,887,393             182,105,606
                                                           -----------------       -----------------       -----------------
AGGREGATE WRITE-INS FOR SPECIAL SURPLUS FUNDS
 Balance, beginning of year                                      176,605,742             181,471,058             266,358,000
 Change in additional admitted deferred tax asset               (176,605,742)             (4,865,316)            (84,886,942)
                                                           -----------------       -----------------       -----------------
                                     BALANCE, END OF YEAR                 --             176,605,742             181,471,058
                                                           -----------------       -----------------       -----------------
UNASSIGNED FUNDS
 Balance, beginning of year                                      684,067,442             805,765,945             737,571,154
 Net income (loss)                                               711,376,752            (857,855,665)             79,943,770
 Change in net unrealized capital (losses) gains on             (106,980,222)            352,961,532            (342,230,129)
  common stocks and other invested assets
 Change in net unrealized foreign exchange capital              (823,914,426)            265,927,783             151,724,446
  (losses) gains
 Change in net deferred income tax                                72,756,668             499,609,022              47,041,083
 Change in asset valuation reserve                                16,922,045            (162,934,104)              9,004,550
 Change in nonadmitted assets                                   (648,630,747)           (219,410,471)            211,752,886
 Cumulative effect of change in accounting principles            176,605,742                      --                      --
 Change in liability for reinsurance in unauthorized                   1,100                   3,400               4,736,976
  companies
 Dividends to stockholder                                                 --                      --             (72,000,000)
 Correction of prior year error                                           --                      --             (21,778,791)
                                                           -----------------       -----------------       -----------------
                                     BALANCE, END OF YEAR         82,204,354             684,067,442             805,765,945
                                                           -----------------       -----------------       -----------------
CAPITAL AND SURPLUS
                                     BALANCE, END OF YEAR     $3,026,214,389          $3,931,439,070          $4,062,539,104
                                                           -----------------       -----------------       -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY-BASIS)

                                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                                 2012                    2011                    2010
---------------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Premiums and annuity considerations                          $1,289,285,920          $1,399,332,372          $1,167,274,877
 Net investment income                                           702,155,801             613,946,357             763,045,855
 Reserve adjustments on reinsurance                           (8,032,092,137)         (7,279,328,984)         (6,345,615,060)
 Miscellaneous income                                          1,261,070,634           1,409,156,457           1,553,382,340
                                                           -----------------       -----------------       -----------------
  Total income                                                (4,779,579,782)         (3,856,893,798)         (2,861,911,988)
                                                           -----------------       -----------------       -----------------
 Benefits paid                                                   861,678,272           1,061,260,232             549,412,033
 Federal income tax (recoveries) payments                        (75,830,891)           (115,479,588)            363,856,309
 Net transfers from Separate Accounts                         (7,815,822,328)         (7,863,768,436)         (6,455,732,342)
 Other expenses                                                1,837,953,351              64,878,126             327,668,851
                                                           -----------------       -----------------       -----------------
  Total benefits and expenses                                 (5,192,021,596)         (6,853,109,666)         (5,214,795,149)
                                                           -----------------       -----------------       -----------------
     NET CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES        412,441,814           2,996,215,868           2,352,883,161
                                                           -----------------       -----------------       -----------------
INVESTING ACTIVITIES
 PROCEEDS FROM INVESTMENTS SOLD, MATURED OR REPAID
 Bonds                                                         6,156,517,642           5,209,426,005           5,961,461,765
 Common and preferred stocks                                     199,580,266              53,875,698             133,591,230
 Mortgage loans                                                   69,995,071              34,571,199              82,742,398
 Derivatives and other                                            33,818,042             251,024,069             600,107,338
                                                           -----------------       -----------------       -----------------
  Total investment proceeds                                    6,459,911,021           5,548,896,971           6,777,902,731
                                                           -----------------       -----------------       -----------------
 COST OF INVESTMENTS ACQUIRED
 Bonds                                                         8,537,855,101           6,908,483,885           6,988,480,966
 Common and preferred stocks                                      15,489,335             146,121,947              51,045,814
 Mortgage loans                                                  316,475,000             256,825,000              33,125,000
 Real estate                                                         236,398                      --                 106,600
 Derivatives and other                                         1,207,268,735             119,866,202           1,755,491,882
                                                           -----------------       -----------------       -----------------
  Total investments acquired                                  10,077,324,569           7,431,297,034           8,828,250,262
                                                           -----------------       -----------------       -----------------
 Net increase in contract loans                                    4,563,280               6,146,082              11,680,007
                                                           -----------------       -----------------       -----------------
                   NET CASH USED FOR INVESTING ACTIVITIES     (3,621,976,828)         (1,888,546,145)         (2,062,027,538)
                                                           -----------------       -----------------       -----------------
FINANCING AND MISCELLANEOUS ACTIVITIES
 Dividends to stockholder                                                 --                      --             (72,000,000)
 Funds held under reinsurance treaties with unauthorized
  reinsurers                                                     428,824,026             552,976,734            (154,549,016)
 Collateral received on investment repurchase program          1,614,859,275                      --                      --
 Net other cash used                                                (909,087)            (54,575,550)            (73,312,602)
                                                           -----------------       -----------------       -----------------
            NET CASH PROVIDED BY (USED FOR) FINANCING AND
                                 MISCELLANEOUS ACTIVITIES      2,042,774,214             498,401,184            (299,861,618)
                                                           -----------------       -----------------       -----------------
Net (decrease) increase in cash and short-term
 investments                                                  (1,166,760,800)          1,606,070,907              (9,005,995)
 CASH AND SHORT-TERM INVESTMENTS, beginning of year            3,179,543,702           1,573,472,795           1,582,478,790
                                                           -----------------       -----------------       -----------------
             CASH AND SHORT-TERM INVESTMENTS, END OF YEAR     $2,012,782,902          $3,179,543,702          $1,573,472,795
                                                           -----------------       -----------------       -----------------
Note: Supplemental disclosures of cash flow information
 for non-cash transactions:
 Capital contribution from parent to settle intercompany
  balances related to stock compensation                           5,189,550               2,681,998               1,488,280
 Capital contribution to subsidiary to settle
  intercompany balances related to stock compensation              2,721,550               1,736,296                      --
 Shares of subsidiary Hartford Life, Ltd. contributed to
  subsidiary Hartford Life International, Ltd.                            --                      --              29,472,142

                       SEE NOTES TO FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2012 AND 2011 AND 2010

--------------------------------------------------------------------------------

1.  ORGANIZATION AND DESCRIPTION OF BUSINESS

Hartford Life and Annuity Insurance Company ("HLAI" or the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

On September 29, 2010, the Company contributed Hartford Life Ltd., a wholly-owned subsidiary based in Bermuda, to Hartford Life International, Ltd., also a wholly-owned subsidiary, in order to align all of the Company's foreign subsidiaries under one foreign holding company.

On March 21, 2012, the Company's ultimate parent, The Hartford, announced that it had decided to focus on its property and casualty, group benefits and mutual funds businesses. As a result, The Hartford ceased selling its individual annuity products in the second quarter of 2012. In addition, The Hartford sold its individual life, retirement plans and Woodbury Financial Services businesses. See Notes 14 and 15.

The Company offers a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying statutory-basis financial statements of HLAI have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Department of Insurance ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by the State of Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the State of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by the State of Connecticut.

A difference prescribed by Connecticut state law allows the Company to receive a reinsurance reserve credit for a reinsurance treaty that provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed by the Department is shown below for the years ended December 31:

                                                                2012                     2011                    2010
---------------------------------------------------------------------------------------------------------------------------------
NET INCOME (LOSS), STATE OF CONNECTICUT BASIS                  $711,376,752            $(857,855,665)            $79,943,770
State prescribed practice:
Reinsurance reserve credit (as described above)                 (88,280,194)             161,739,538              (3,086,978)
                                                          -----------------       ------------------       -----------------
                                                                (88,280,194)             161,739,538              (3,086,978)
                             NET INCOME (LOSS), NAIC SAP      $ 799,656,946         $ (1,019,595,203)           $ 83,030,748
                                                          -----------------       ------------------       -----------------
Statutory capital and surplus, State of Connecticut
 Basis                                                       $3,026,214,389           $3,931,439,071          $4,062,539,104
State prescribed practice:
Less: Reinsurance reserve credit (as described above)           307,774,786              396,054,980             234,315,442
                                                          -----------------       ------------------       -----------------
                                                                307,774,786              396,054,980             234,315,442
                 STATUTORY CAPITAL AND SURPLUS, NAIC SAP    $ 2,718,439,603          $ 3,535,384,091         $ 3,828,223,662
                                                          -----------------       ------------------       -----------------

The Company does not follow any other prescribed or permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with NAIC SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life, accident and health, and fixed and variable annuity policies; evaluation of other-than-temporary impairments; valuation of derivatives; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the statutory-basis financial statements. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Approximately $1.5 billion of policyholder reserves on annuities assumed from Hartford Life Insurance K.K., a Japan based affiliate, that were previously recorded within Aggregate reserves for future benefits have been reclassified to Liability for deposit-type contracts in the current period at the direction of the Department. Prior periods have not been reclassified.

Certain other reclassifications have been made to prior year financial information to conform to the current year presentation.

Accounting practices and procedures as prescribed or permitted by the Department are different in certain material respects from accounting principles generally accepted in the United States of America ("GAAP"). The more significant differences are:

(1) for statutory purposes, policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements are charged to expense when incurred rather than capitalized and amortized for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the National Association of Insurance Commissioners ("NAIC"), which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits ("GMDB") are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

(4) exclusion of certain assets designated as nonadmitted assets from the Statements of Admitted Assets, Liabilities and Capital and Surplus for statutory purposes by directly charging surplus;

(5) the calculation of the postretirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized. For statutory accounting, the remaining obligation is expected to be recognized ratably over the next 4 years;

(6) establishment of a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve ("AVR")) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve ("IMR")) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) for statutory purposes, investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1 through 5 are carried at amortized cost, and unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of Statement of Statutory Accounting Principles ("SSAP") No. 43 -- Revised (Loan-backed and Structured Securities). GAAP requires that fixed maturities and loan-backed and structured securities be classified as "held-to-maturity," "available-for-sale" or "trading," based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds and loan-backed securities were classified on a GAAP basis as "available-for-sale" and accordingly, these investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity;

(9) for statutory purposes, Separate Account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of Separate Account assets, less applicable surrender charges. The Separate Account surplus generated by these reserving methods is recorded as an amount due to or from Separate Accounts on the Statements of Admitted Assets, Liabilities and Capital and Surplus, with changes reflected in the Statements of Operations. On a GAAP basis, Separate Account assets and liabilities must meet specific conditions to qualify as a Separate Account asset or liability. Amounts reported for Separate Account assets and liabilities are based upon the fair value of the underlying assets;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

(11) deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences recognized as a component of net income;

(12) comprehensive income and its components are not presented in the statutory-basis financial statements;

(13) for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, which is typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP, derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

(14) embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted for and reported separately.

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT-TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6.00%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.50% to 9.50% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM"). Accident and health reserves are established using a two year preliminary term method and morbidity tables based primarily on Company experience.

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

As of December 31, 2012 and 2011, the Company had $15,553,422,110 and $17,416,612,680, respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2012 and 2011 totaled $64,681,219 and $74,633,381, respectively.

The Company has established Separate Accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's General Account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the Statements of Operations.

An analysis of annuity actuarial reserves and deposit fund liabilities by withdrawal characteristics for the General Account and Separate Accounts as of December 31, 2012 is presented below:

                                                                  SEPARATE
                                                                  ACCOUNTS        SEPARATE
                                                  GENERAL           WITH          ACCOUNTS
                                                  ACCOUNT        GUARANTEES     NONGUARANTEED        TOTAL          % OF TOTAL
---------------------------------------------------------------------------------------------------------------------------------
A. Subject to discretionary withdrawal
 1. With fair value adjustment                 $1,504,858,853       $ --                  $ --   $1,504,858,853         3.28%
 2. At book value less current surrender
  charge of 5% or more                            179,906,297         --                    --      179,906,297         0.39%
 3. At fair value                                          --         --        41,311,170,020   41,311,170,020        89.94%
                                              ---------------       ----       ---------------  ---------------       ------
 4. Total with adjustment or at fair value      1,684,765,150         --        41,311,170,020   42,995,935,170        93.61%
 5. At book value without adjustment
  (minimal or no charge or adjustment)          2,445,873,881         --                    --    2,445,873,881         5.32%
B. Not subject to discretionary withdrawal        360,640,185         --           130,875,400      491,515,585         1.07%
                                              ---------------       ----       ---------------  ---------------       ------
C. Total (gross)                                4,491,279,216         --        41,442,045,420   45,933,324,636       100.00%
D. Reinsurance ceded                              212,088,582         --                    --      212,088,582
                                              ---------------       ----       ---------------  ---------------       ------
E. Total (net)                                 $4,279,190,634       $ --       $41,442,045,420  $45,721,236,054
                                              ---------------       ----       ---------------  ---------------       ------
Reconciliation of total annuity actuarial
 reserves and deposit fund liabilities:
F. Life and Accident & Health Annual
 Statement:
 1. Exhibit 5, Annuities Section, Total
  (net)                                        $2,732,473,849
 2. Exhibit 5, Supplementary Contract
  Section, Total (net)                              3,433,555
 3. Exhibit 7, Deposit-Type Contracts
  Section, Total (net)                          1,543,283,230
                                              ---------------
 4. Subtotal                                    4,279,190,634
Separate Account Annual Statement:
 5. Exhibit 3, Annuities Section, Total
  (net)                                        41,442,045,420
 6. Exhibit 3, Supplemental Contract
  Section, Total (net)                                     --
 7. Policyholder dividend and coupon
  accumulations                                            --
 8. Policyholder premiums                                  --
 9. Guaranteed interest contracts                          --
 10. Exhibit 4, Deposit-Type Contracts
  Section, Total (net)                                     --
                                              ---------------
 11. Subtotal                                  41,442,045,420
                                              ---------------
 12. Combined total                           $45,721,236,054
                                              ---------------

INVESTMENTS

Investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1-5 are carried at amortized cost and unaffiliated bonds rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Unaffiliated common stocks are carried at fair value. Investments in stocks of uncombined subsidiaries, controlled and affiliated ("SCA") companies are based on the net worth of the subsidiary in accordance with SSAP No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 88). The Company's investment value in a foreign insurance subsidiary is affected by adjusting GAAP annuity account value reserves using VA CARVM. Methodology is consistent with domestic accumulation annuity reserves. The change in the carrying value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or fair value depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Mortgage loans on real estate are stated at the outstanding principal balance, less any allowances for credit losses. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of SSAP No. 43 -- Revised. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method, except for highly rated fixed rate securities, which use the retrospective method. The Company has ownership interests in joint ventures, investment partnerships and limited liability companies. The Company carries these interests based upon audited financial statements in accordance with SSAP No. 48 (Joint Ventures, Partnerships and Limited Liability Companies). Contract loans are carried at outstanding balance, which approximates fair value.

Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For fixed rate securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. The Company has not elected under SSAP No. 43 -- Revised to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on variable rate and interest only securities is determined using the prospective method. Prepayment fees on bonds and mortgage loans on real estate are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For partnership investments, income is earned when cash distributions of income are received. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield.

Due and accrued investment income amounts over 90 days past due are nonadmitted. There was no investment income due and accrued excluded from surplus at December 31, 2012 and 2011.

Net realized gains and losses from investment sales represent the difference between the sales proceeds and the lower of cost of the investment sold, determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The AVR is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $162,571,194 and $179,493,239 as of December 31, 2012 and 2011, respectively. Additionally, the IMR captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, preferred stock or mortgage loan sold. The IMR balances as of December 31, 2012 and 2011 were $88,321,737, and $60,883,805, respectively. The net capital gains captured in the IMR, net of taxes, in 2012, 2011, and 2010 were $44,533,696, $22,055,099 and $67,929,917, respectively. The amount of income amortized from the IMR net of taxes in 2012, 2011, and 2010 included in the Company's Statements of Operations, was $17,095,758, $4,967,011 and $15,097,035, respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statements of Operations.

The Company's accounting policy requires that a decline in the value of a bond or equity security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. In addition, for securities expected to be sold, an other-than-temporary impairment ("OTTI") charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The impaired value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an OTTI is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43 -- Revised is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and
(c) whether the debtor is current on contractually obligated payments. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for further OTTIs on an ongoing basis.

For securities that are not subject to SSAP No. 43 -- Revised, if the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security.

For certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43 -- Revised requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that its best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment are less than its amortized cost, then an OTTI charge is recognized equal to the difference between the amortized cost and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment. The Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment becomes its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. Projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. In addition, if the Company does not have the intent and ability to hold a security subject to the provisions of SSAP No. 43 - - Revised until the recovery of value, the security is written down to fair value.

Net realized capital losses resulting from write-downs for OTTIs on corporate and asset-backed bonds were $21,190,901, $9,684,957 and $16,191,903 for the years ended December 31, 2012, 2011 and 2010, respectively. Net realized capital losses resulting from write-downs for OTTIs on equities were $33,439, $245,204 and $0 for the years ended December 31, 2012, 2011 and 2010, respectively.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans on real estate that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of the fair value of the collateral. Additionally, a loss contingency valuation allowance is established for estimated probable credit losses on certain homogenous groups of loans. Changes in valuation allowances are recorded in net unrealized capital gains and losses. Interest income on an impaired loan is accrued to the extent it is deemed collectable and the loan continues to perform under its original or restructured terms. Interest income on defaulted loans is recognized when received. As of December 31, 2012, 2011 and 2010, the Company had impaired mortgage loans on real estate with related allowances for credit losses of $565,263, $682,306 and $2,561,000, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, income generation, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86 (Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions). The Company's derivative transactions are permitted uses of derivatives under the derivative use plan required by the Department.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals are recorded in a manner consistent with the hedged item. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability. Upon termination, any remaining derivative liability, along with any disposition payments are recorded to derivative capital gain or loss.

Derivatives held for other investment and/or risk management activities receive fair value accounting. The derivatives are carried on the balance sheet at fair value and the changes in fair value are recorded in derivative unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

ADOPTION OF ACCOUNTING STANDARDS

Effective January 1, 2012, the Company adopted SSAP No. 101 (Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10). The effect of the adoption of SSAP No. 101 on the Company's admitted assets, net income and surplus was not material. As a result of the adoption, during the first quarter of 2012, the Company reclassified $177 million between special surplus funds and unassigned surplus representing the additional admitted deferred tax asset that had been calculated under the provisions of SSAP No. 10R (Income Taxes -- Revised, A Temporary Replacement of SSAP No. 10) and which is no longer required to be presented as special surplus funds.

FUTURE ADOPTION OF ACCOUNTING STANDARDS

Offsetting of Financial Assets and Liabilities:

In December 2012, the Statutory Accounting Principles Working Group ("SAPWG") of the National Association of Insurance Commissioners ("NAIC") adopted revisions to the following SSAPs: SSAP No. 64, Offsetting and Netting of Assets and Liabilities; SSAP No. 86, Accounting for Derivative Instruments and Hedging Activities; and SSAP No. 103 Transfers and Servicing of Financial Assets and Extinguishment of Liabilities. The effect of these revisions, effective for financial statements issued beginning January 1, 2013, will allow offsetting of financial assets and liabilities in only certain limited circumstances and will therefore disallow netting derivatives under master netting agreements and similar arrangements under repurchase and reverse repurchase agreements. The Company will adopt these changes effective January 1, 2013, and as a result both Derivative assets and Derivative liabilities will be increased in the first quarter 2013 statutory financial statements by approximately $793 million, from balances as of December 31, 2012.

-------------------------------------------------------------------------------

3.  INVESTMENTS

For the years ended December 31,

(A)  COMPONENTS OF NET INVESTMENT INCOME

                                                   2012          2011          2010
---------------------------------------------------------------------------------------
Interest income from bonds and short-term
 investments                                   $575,468,717  $509,808,728  $469,730,083
Interest income from contract loans              22,174,261    22,747,522    20,359,950
Interest income from mortgage loans on real
 estate                                          41,558,591    30,291,082    27,188,650
Interest and dividends from other investments    64,491,175    86,751,995   150,668,061
Gross investment income                         703,692,744   649,599,327   667,946,744
 Less: investment expenses                       15,715,708    12,581,944    16,094,342
                                               ------------  ------------  ------------
                        NET INVESTMENT INCOME  $687,977,036  $637,017,383  $651,852,402
                                               ------------  ------------  ------------

(B) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                                   2012               2011               2010
------------------------------------------------------------------------------------------------------
Gross unrealized capital gains                 $1,362,269,460     $1,023,591,266     $442,646,698
Gross unrealized capital losses                 (66,702,724)      (161,289,941)      (195,775,301)
Net unrealized capital gains                   1,295,566,736       862,301,325        246,871,397
Balance, beginning of year                      862,301,325        246,871,397       (141,761,000)
                                               ------------       ------------       ------------
    CHANGE IN NET UNREALIZED CAPITAL GAINS ON
             BONDS AND SHORT-TERM INVESTMENTS  $433,265,411       $615,429,928       $388,632,397
                                               ------------       ------------       ------------

(C) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON AND PREFERRED STOCKS

                                                   2012               2011               2010
------------------------------------------------------------------------------------------------------
Gross unrealized capital gains                     $720,924         $4,123,643         $2,105,046
Gross unrealized capital losses                (209,618,658)      (174,273,946)      (337,772,932)
Net unrealized capital losses                  (208,897,734)      (170,150,303)      (335,667,886)
Balance, beginning of year                     (170,150,303)      (335,667,886)       (17,158,000)
                                               ------------       ------------       ------------
    CHANGE IN NET UNREALIZED CAPITAL (LOSSES)  $(38,747,431)      $165,517,583       $(318,509,886)
         GAINS ON COMMON AND PREFERRED STOCKS
                                               ------------       ------------       ------------

(D)  COMPONENTS OF NET REALIZED CAPITAL LOSSES

                                                   2012               2011               2010
------------------------------------------------------------------------------------------------------
Bonds and short-term investments               $(22,131,292)       $56,145,379        $57,288,750
Common stocks -- unaffiliated                     1,259,413            144,514             10,124
Common stocks -- affiliated                      36,605,566                 --                 --
Preferred stocks -- unaffiliated                         --           (245,204)                --
Mortgage loans on real estate                      (126,000)                --        (43,549,377)
Derivatives                                    (392,397,711)       (77,242,753)      (614,797,438)
Other invested assets                             8,941,445         12,472,692          5,232,690
Net realized capital losses                    (367,848,579)        (8,725,372)      (595,815,251)
Capital gains tax expense                        26,183,099         10,257,387         24,972,649
Net realized capital losses, after tax         (394,031,678)       (18,982,759)      (620,787,900)
 Less: amounts transferred to IMR                44,533,696         22,055,099         67,929,917
                                               ------------       ------------       ------------
       NET REALIZED CAPITAL LOSSES, AFTER TAX  $(438,565,374)     $(41,037,858)      $(688,717,817)
                                               ------------       ------------       ------------

For the years ended December 31, 2012, 2011 and 2010, sales of unaffiliated bonds and short-term investments resulted in proceeds of $6,348,001,597, $6,028,566,737 and $6,758,918,000, gross realized capital gains of $122,902,196,
$103,207,903 and $113,537,000, and gross realized capital losses of $47,294,722,
$46,490,884 and $40,731,000 respectively, before transfers to the IMR.

For the years ended December 31, 2012, 2011 and 2010, sales of unaffiliated common and preferred stocks resulted in proceeds of $68,765,398, $875,698 and $10,124, gross realized capital gains of $4,275,703, $152,187 and $10,124, and gross realized capital losses of $2,982,847, $7,673 and $0, respectively.

(E) INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, swaptions, caps, floors, forwards, futures and options through one of four Company approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer defaults, price or foreign currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into income generation or replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), income generation, replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company's derivative transactions are used in strategies permitted under the derivative use plan required by the Department.

Interest rate swaps and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the referenced issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Swaption contracts grant the purchaser, for a premium payment, the right to enter into an interest rate swap with the issuer on a specified future date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value, fair value, and carrying value of derivative instruments used during the year are disclosed in the table presented below. During the years 2012 and 2011, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third-party data as inputs or independent broker quotations. As of December 31, 2012 and 2011, the average fair value for derivatives held for other investment and/or risk management activities was $879,622,080 and $994,929,586, respectively. The Company did not have any material unrealized gains or losses during the reporting period representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting.

                                       AS OF DECEMBER 31, 2012                            AS OF DECEMBER 31, 2011
                              NOTIONAL           FAIR          CARRYING        NOTIONAL             FAIR           CARRYING
(AMOUNTS IN THOUSANDS)          VALUE            VALUE           VALUE         VALUE               VALUE            VALUE
---------------------------------------------------------------------------------------------------------------------------------
DERIVATIVE TYPE BY STRATEGY
Cash flow hedges
 Interest rate swaps            $100,000          $2,419            $ --          $360,000          $24,656             $ --
 Foreign currency swaps           20,082            (589)         (2,098)           56,751           12,986            6,971
 Japan 3Win foreign
  currency swaps               1,553,624        (127,149)             --         1,775,646          183,792               --
Fair value hedges
 Interest rate swaps              27,999             (50)             --           109,945             (763)              --
Replication transactions
 Credit default swaps            252,500           4,076           2,608            26,900             (279)            (255)
Other investment and/or
 Risk Management activities
 Interest rate caps               54,077              --              --            54,077                5                5
 Credit default swaps            144,490          (1,060)         (1,060)          274,555            3,715            3,715
 Credit default swaps --
  offsetting                     519,972          (2,764)         (2,764)          574,372           (5,047)          (5,047)
 Foreign currency swaps           50,000          (9,072)         (9,072)           50,000           (7,205)          (7,205)
 U.S. GMWB hedging
  derivatives                 13,280,533         508,651         508,651        11,173,683          729,864          729,864
 Equity index options             45,458           2,270           2,270            13,790              569              569
 Interest rate swaps              20,000           4,034           4,034           460,645              (86)             (86)
 Interest rate swaps --
  offsetting                     260,010         (15,767)        (15,767)          225,000          (16,422)         (16,422)
 U.S. macro hedge program      7,442,223         285,785         285,785         6,819,099          356,561          356,561
 International program
  hedging instruments         22,450,857        (167,597)       (167,597)       17,044,723          497,931          497,931
                             -----------       ---------       ---------       -----------       ----------       ----------
                      TOTAL  $46,221,825        $483,187        $604,990       $39,019,186       $1,780,277       $1,566,601
                             -----------       ---------       ---------       -----------       ----------       ----------

CASH FLOW HEDGES

INTEREST RATE SWAPS: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. Forward starting swap agreements are used to hedge the interest rate exposure of anticipated future purchases of fixed maturity securities. As of December 31, 2012 the Company did not hold cash flow qualifying forward starting swap agreements. For the year ended December 31, 2012, the Company reported a gain of $4,520,509 classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period.

Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in euros and are swapped to minimize cash flow fluctuations due to changes in currency rates.

FOREIGN CURRENCY SWAPS: Japan 3Win foreign currency swaps are primarily used to hedge the foreign currency exposure related to certain guaranteed minimum income benefit ("GMIB") fixed liability payments reinsured from a related party.

FAIR VALUE HEDGES

INTEREST RATE SWAPS: Interest rate swaps are used to hedge the changes in fair value of certain fixed rate maturity investments due to changes in LIBOR.

REPLICATION TRANSACTIONS

CREDIT DEFAULT SWAPS: The Company periodically enters into credit default swaps as part of replication transactions by pairing with highly rated, fixed-income securities in order to reproduce the investment characteristics of otherwise permissible investments.

OTHER INVESTMENT AND/OR RISK MANAGEMENT ACTIVITIES

The table below presents realized capital gains and (losses) on derivative instruments used for other investment and/or risk management activities.

                                                                         REALIZED GAINS (LOSSES)
                                        FOR THE YEAR ENDED                 FOR THE YEAR ENDED              FOR THE YEAR ENDED
(AMOUNTS IN THOUSANDS)                  DECEMBER 31, 2012                   DECEMBER 31, 2011               DECEMBER 31, 2010
---------------------------------------------------------------------------------------------------------------------------------
BY STRATEGY
Credit default swaps                                $2,904                            $738                          $1,329
Credit default swaps -- offsetting                  (1,314)                           (265)                             (4)
Foreign currency swaps                              12,448                              --                            (993)
U.S. GMWB hedging derivatives                     (242,461)                       (162,431)                       (144,744)
Equity index options                                    48                             (66)                             --
Interest rate swaps and futures                      9,294                             112                           5,772
Interest rate swaps -- offsetting                     (596)                             --                           5,822
U.S. macro hedge program                           (92,869)                       (276,125)                       (342,821)
International program hedging                     (104,440)                        326,758                        (171,159)
 instruments
                                               -----------                     -----------                     -----------
                                 TOTAL           $(416,986)                      $(111,279)                      $(646,798)
                                               -----------                     -----------                     -----------

INTEREST RATE CAPS: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap contracts in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender.

CREDIT DEFAULT SWAPS: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity, referenced index or asset pool. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap.

FOREIGN CURRENCY SWAPS: The Company enters into foreign currency swaps to hedge the foreign currency exposures in certain of its foreign fixed maturity investments.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB") HEDGING DERIVATIVES: The Company enters into interest rate, S&P 500 and NASDAQ index futures contracts and S&P 500 put and call options, as well as interest rate, S&P, equity volatility, dividend, and total return Europe, Australasia, and Far East ("EAFE") swap contracts to hedge exposure to the volatility associated with a portion of the GMWB liabilities which are not reinsured. The Company has also entered into a customized swap contract to hedge certain risk components for the remaining term of certain blocks of non-reinsured GMWB riders.

EQUITY INDEX OPTIONS: The Company enters into equity index options to economically hedge the equity risk associated with various equity indexed products.

INTEREST RATE SWAPS AND FUTURES: The Company enters into interest rate swaps and futures to manage duration between assets and liabilities. In addition, the Company enters into interest rates swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value in the original swap.

U.S. MACRO HEDGE PROGRAM: The Company purchases equity options and futures to economically hedge the statutory reserve impact of equity risk arising primarily from GMDB and GMWB obligations against a decline in the equity markets.

INTERNATIONAL PROGRAM HEDGING INSTRUMENTS: The Company utilizes equity futures, options and swaps, currency forwards and options to partially hedge against declines in equity markets or changes in foreign currency exchange rates and the resulting statutory surplus and capital impact primarily arising from GMDB, GMIB and GMWB obligations issued in Japan and reinsured by the Company.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk from a referenced index or asset pool in order to synthetically replicate investment transactions. In addition, the Company may enter into credit default swaps that assume credit risk to terminate existing credit default swaps that reduce credit risk, thereby offsetting the changes in value of the original swap.

The Company will receive a periodic payment based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade baskets of up to five corporate issuers and diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31:

                            AS OF DECEMBER 31, 2012

                                             NOTIONAL        FAIR         CARRYING
(AMOUNTS IN THOUSANDS)                      AMOUNT (2)       VALUE         VALUE
---------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure              $340,953        $4,280        $2,796
 Below investment grade risk exposure          14,313          (188)         (188)
Basket credit default swaps (4)
 Investment grade risk exposure               190,059         1,104         1,119
 Investment grade risk exposure                70,000        (2,835)       (2,835)
Credit linked notes
 Investment grade risk exposure                50,000        45,040        49,920
                                             --------       -------       -------
                                 TOTAL       $665,325       $47,401       $50,812
                                             --------       -------       -------

                                                                   UNDERLYING REFERENCED
                                                                 CREDIT OBLIGATION(S) (1)
                                            WEIGHTED
                                             AVERAGE                                 AVERAGE
                                            YEARS TO                                 CREDIT
(AMOUNTS IN THOUSANDS)                      MATURITY            TYPE                 RATING
--------------------------------------  --------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure              4 years             Corporate             A+
                                                           Credit/ Foreign
                                                                      Gov.
                                                                 Corporate
 Below investment grade risk exposure         1 year                Credit             B+
Basket credit default swaps (4)
                                                                 Corporate
 Investment grade risk exposure              4 years                Credit            BBB+
 Investment grade risk exposure              4 years           CMBS Credit             A+
Credit linked notes
                                                                 Corporate
 Investment grade risk exposure              4 years                Credit            BBB-
                                             -------       ---------------            -----
                                 TOTAL
                                             -------       ---------------            -----


                                            OFFSETTING         OFFSETTING        OFFSETTING
                                             NOTIONAL             FAIR            CARRYING
(AMOUNTS IN THOUSANDS)                      AMOUNT (3)         VALUE (3)         VALUE (3)
--------------------------------------  ------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure               $94,053            $(2,340)          $(2,340)

 Below investment grade risk exposure          14,313              (452)             (452)
Basket credit default swaps (4)

 Investment grade risk exposure                78,276              (875)             (875)
 Investment grade risk exposure                70,000             2,835             2,835
Credit linked notes

 Investment grade risk exposure                    --                --                --
                                             --------            ------            ------
                                 TOTAL       $256,642             $(832)            $(832)
                                             --------            ------            ------

                            AS OF DECEMBER 31, 2011

                                            NOTIONAL       FAIR        CARRYING
(AMOUNTS IN THOUSANDS)                     AMOUNT (2)      VALUE        VALUE
-----------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure             $148,153      $(2,394)     $(2,370)
 Below investment grade risk exposure         14,313          (36)         (36)
Basket credit default swaps (4)
 Investment grade risk exposure              209,543       (2,110)      (2,110)
 Investment grade risk exposure               70,000       (6,374)      (6,374)
Credit linked notes
 Investment grade risk exposure               50,000       39,875       49,900
                                            --------      -------      -------
                                 TOTAL      $492,009      $28,961      $39,010
                                            --------      -------      -------

                                                                  UNDERLYING REFERENCED
                                                                CREDIT OBLIGATION(S) (1)
                                            WEIGHTED
                                            AVERAGE
                                            YEARS TO                               AVERAGE
(AMOUNTS IN THOUSANDS)                      MATURITY           TYPE             CREDIT RATING
--------------------------------------  -------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure              2 years            Corporate             A-
                                                          Credit/ Foreign
                                                                     Gov.
 Below investment grade risk exposure        2 years            Corporate            BB+
                                                                   Credit
Basket credit default swaps (4)
 Investment grade risk exposure              5 years            Corporate            BBB+
                                                                   Credit
 Investment grade risk exposure              7 years          CMBS Credit             A+
Credit linked notes
 Investment grade risk exposure              6 years            Corporate            BB+
                                                                   Credit
                                            --------      ---------------          --------
                                 TOTAL
                                            --------      ---------------          --------


                                             OFFSETTING          OFFSETTING         OFFSETTING
                                              NOTIONAL              FAIR             CARRYING
(AMOUNTS IN THOUSANDS)                       AMOUNT (3)           VALUE (3)          VALUE (3)
--------------------------------------  ----------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure                 $121,253            $(1,644)           $(1,644)

 Below investment grade risk exposure             14,313             (1,252)            (1,252)

Basket credit default swaps (4)
 Investment grade risk exposure                   78,781                929                929

 Investment grade risk exposure                   70,000              6,374              6,374
Credit linked notes
 Investment grade risk exposure                       --                 --                 --

                                            ------------          ---------          ---------
                                 TOTAL          $284,347             $4,407             $4,407
                                            ------------          ---------          ---------

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of or losses paid related to the original swap.

(4)  Includes $260,059 and $279,543 as of December 31, 2012 and 2011,
     respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

CREDIT RISK

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. The Company minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management.

The Company has developed credit exposure thresholds which are based upon counterparty ratings. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. Credit exposures are generally quantified daily based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds. In accordance with industry standards and the contractual agreements, collateral is typically settled on the next business day. The Company has exposure to credit risk for amounts below the exposure thresholds which are uncollateralized, as well as for market fluctuations that may occur between contractual settlement periods of collateral movements.

Counterparty exposure thresholds are developed for each of the counterparties based upon their ratings. The maximum uncollateralized threshold for a derivative counterparty is $10,000,000. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that all derivative contracts, other than exchange traded contracts and certain currency forward contracts, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

For the year ended December 31, 2012 the Company has recovered gains of $1,837,102 on derivative instruments from re-negotiating losses incurred in 2008 due to counterparty default related to the bankruptcy of Lehman Brothers Holdings, Inc. For the years ended December 31, 2012, 2011, and 2010 the Company had no losses on derivative instruments due to counterparty nonperformance.

(F) CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. As of December 31, 2012 and 2011, the Company is not exposed to any credit concentration risk of a single issuer, excluding U.S. government and certain U.S. government agencies, wholly-owned subsidiaries, and a short-term investment pool greater than 10% of the Company's capital and surplus.

(G) BONDS, SHORT-TERM INVESTMENTS, COMMON STOCK AND PREFERRED STOCKS

                                                                                  GROSS          GROSS              ESTIMATED
                                                              STATEMENT        UNREALIZED      UNREALIZED              FAIR
                                                                VALUE             GAINS          LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
 DECEMBER 31, 2012
U.S. government and government agencies and authorities:
 -- Guaranteed and sponsored -- excluding
  asset-backed                                               $1,701,238,189     $113,882,510  $(11,282,937)        $1,803,837,762
 -- Guaranteed and sponsored -- asset-backed                  2,269,303,170       65,613,690      (740,169)         2,334,176,691
States, municipalities and political subdivisions               541,077,559       83,135,680       (20,027)           624,193,212
International governments                                       425,402,388       20,370,687        (9,328)           445,763,747
All other corporate -- excluding asset-backed                 6,361,023,917      892,122,605    (2,845,895)         7,250,300,627
All other corporate -- asset-backed                           1,258,505,776       85,716,013   (49,217,597)         1,295,004,192
Hybrid securities                                                47,181,632        3,906,596    (2,586,771)            48,501,457
Short-term investments                                        1,218,426,755               --            --          1,218,426,755
Affiliated bond                                               1,156,374,471       97,521,679            --          1,253,896,150
                                                           ----------------  ---------------  ------------       ----------------
                   TOTAL BONDS AND SHORT-TERM INVESTMENTS   $14,978,533,857   $1,362,269,460  $(66,702,724)       $16,274,100,593
                                                           ----------------  ---------------  ------------       ----------------

                                                                            GROSS               GROSS                ESTIMATED
                                                                         UNREALIZED           UNREALIZED               FAIR
                                                       COST                 GAINS               LOSSES                 VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS DECEMBER 31, 2012
Common stocks -- unaffiliated                         $102,656,234          $720,924            $(4,963,989)          $98,413,169
Common stocks -- affiliated                            931,351,749                --           (204,239,309)          727,112,440
                                                 -----------------       -----------       ----------------       ---------------
                            TOTAL COMMON STOCKS     $1,034,007,983          $720,924          $(209,203,298)         $825,525,609
                                                 -----------------       -----------       ----------------       ---------------

                                                                                    GROSS           GROSS             ESTIMATED
                                                                  STATEMENT       UNREALIZED      UNREALIZED            FAIR
                                                                    VALUE           GAINS           LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS DECEMBER 31, 2012
Preferred stocks -- unaffiliated                                   $8,266,540        $ --           $(415,361)         $7,851,179
                                                                -------------        ----        ------------       -------------
                                        TOTAL PREFERRED STOCKS     $8,266,540        $ --           $(415,361)         $7,851,179
                                                                -------------        ----        ------------       -------------

                                                                  GROSS             GROSS                 ESTIMATED
                                              STATEMENT         UNREALIZED        UNREALIZED                FAIR
                                                VALUE             GAINS             LOSSES                  VALUE
-----------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
 DECEMBER 31, 2011
U.S. government and government agencies
 and authorities:
 -- Guaranteed and sponsored --                $755,130,295      $104,729,396       $(1,048,670)           $858,811,021
  excluding asset-backed
 -- Guaranteed and sponsored --               1,186,617,224        44,551,484           (66,086)          1,231,102,622
  asset-backed
States, municipalities and political            413,682,584        43,804,332          (954,164)            456,532,752
 subdivisions
International governments                       107,425,052         9,605,312          (393,067)            116,637,297
All other corporate -- excluding              6,131,755,165       687,886,439       (28,337,748)          6,791,303,856
 asset-backed
All other corporate -- asset-backed           1,436,711,752        64,964,862      (107,770,233)          1,393,906,381
Hybrid securities                                66,811,576            44,045       (22,719,973)             44,135,648
Short-term investments                        2,395,806,381                --                --           2,395,806,381
Affiliated bond                               1,296,220,489        68,005,396                --           1,364,225,885
                                          -----------------  ----------------  ----------------       -----------------
  TOTAL BONDS AND SHORT-TERM INVESTMENTS    $13,790,160,518    $1,023,591,266     $(161,289,941)        $14,652,461,843
                                          -----------------  ----------------  ----------------       -----------------

                                                                              GROSS           GROSS                 ESTIMATED
                                                                           UNREALIZED       UNREALIZED                FAIR
                                                             COST             GAINS           LOSSES                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS DECEMBER 31, 2011
Common stocks -- unaffiliated                               $152,370,800     $3,456,202       $(9,800,861)           $146,026,141
Common stocks -- affiliated                                1,025,139,835        667,441      (163,216,084)            862,591,192
                                                       -----------------  -------------  ----------------       -----------------
                                  TOTAL COMMON STOCKS     $1,177,510,635     $4,123,643     $(173,016,945)         $1,008,617,333
                                                       -----------------  -------------  ----------------       -----------------

                                                                                   GROSS            GROSS             ESTIMATED
                                                                 STATEMENT       UNREALIZED      UNREALIZED             FAIR
                                                                   VALUE           GAINS           LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS DECEMBER 31, 2011
Preferred stocks -- unaffiliated                                  $8,446,226        $ --          $(1,257,001)         $7,189,225
                                                               -------------        ----        -------------       -------------
                                       TOTAL PREFERRED STOCKS     $8,446,226        $ --          $(1,257,001)         $7,189,225
                                                               -------------        ----        -------------       -------------

The statement value and estimated fair value of bonds and short-term investments at December 31, 2012 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                               STATEMENT           ESTIMATED
                                                 VALUE            FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
Due in one year or less                        $1,825,114,648     $1,840,353,897
Due after one year through five years           3,500,123,823      3,659,567,243
Due after five years through ten years          4,525,043,655      4,871,237,647
Due after ten years                             5,128,251,731      5,902,941,806
                                           ------------------  -----------------
                                    TOTAL     $14,978,533,857    $16,274,100,593
                                           ------------------  -----------------

At December 31, 2012 and 2011, securities with a statement value of $3,951,872 and $3,849,385, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

(H) MORTGAGE LOANS ON REAL ESTATE

The maximum and minimum lending rates for the Company's new mortgage loans on real estate were 4.30% and 3.00% and 5.20% and 3.44% for loans during 2012 and 2011, respectively. During 2012 and 2011, the Company did not reduce interest rates on any outstanding mortgage loans on real estate. For loans held as of December 31, 2012 and 2011, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 78.02% and 75.47%, respectively. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2012 and 2011, the Company did not hold mortgages with interest more than 180 days past due. As of December 31, 2012 and 2011, there were impaired loans with a related allowance for credit losses of $565,263 and $682,306 with interest income recognized during the period the loans were impaired of $5,330,564 and $4,961,927, respectively.

(I) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR

The Company had no investments in restructured loans as of December 31, 2012, 2011 and 2010.

(J) REPURCHASE AGREEMENTS, DOLLAR ROLL AGREEMENTS AND COLLATERAL ARRANGEMENTS

In 2012, the Company entered into repurchase agreement and dollar roll transactions to earn incremental income and additional liquidity. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase transaction where a mortgage backed security is sold with an agreement to repurchase substantially the same security at a specified time in the future. These transactions are generally short-term in nature, and therefore, the carrying amounts of these instruments approximate fair value.

As part of the repurchase agreement and dollar roll transactions, the Company transfers U.S. government and government agency securities and receives cash. For the repurchase agreements, the Company obtains collateral in an amount equal to at least 95% of the fair value of the securities transferred, and the agreements with third parties contain contractual provisions to allow for additional collateral to be obtained when necessary. The cash received from the repurchase program is typically invested in short-term investments or bonds. The Company accounts for the repurchase agreement and dollar roll transactions as collateralized borrowings. The securities transferred under repurchase agreement and dollar roll transactions are included in bonds, with the obligation to repurchase those securities recorded in other liabilities in the Statements of Admitted Assets, Liabilities and Capital and Surplus. The fair value of the securities transferred was $1,622,327,938, with a corresponding agreement to repurchase $1,614,859,275 as of December 31, 2012. The aggregate fair value of the securities acquired from the use of the collateral was $1,621,236,227 as of December 31, 2012.

The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2012 and 2011, collateral pledged of $110,458,232 and $369,461,123, respectively, was included in bonds, on the Statements of Admitted Assets, Liabilities and Capital and Surplus.

As of December 31, 2012 and 2011, the Company had accepted collateral relating to the derivative instruments consisting of cash, U.S. government and U.S. government agency securities with a statement value of $645,472,822 and $1,708,566,498, respectively. At December 31, 2012 and 2011, cash collateral of $483,734,283 and $1,488,105,981, respectively, was invested and recorded in the Statements of Admitted Assets, Liabilities and Capital and Surplus in bonds and cash and short-term investments with a corresponding amount recorded in collateral on derivatives. The fair value of the cash collateral invested in cash and short-term investments was $483,734,283 and $1,488,105,981 as of December 31, 2012 and 2011, respectively. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2012 and 2011. As of December 31, 2012 and 2011, all collateral accepted was held in separate custodial accounts.

(K) SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's OTTI policy, see Note 2. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2012 and 2011.

The following table presents cost or statement value, fair value, and unrealized losses for the Company's bonds and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2012:

                                           LESS THAN 12 MONTHS
                            AMORTIZED              FAIR             UNREALIZED
(AMOUNTS IN THOUSANDS)         COST               VALUE               LOSSES
----------------------------------------------------------------------------------
U.S. gov't and gov't
 agencies &
 authorities
  -- guaranteed &
   sponsored                 $223,652            $212,369            $(11,283)
  -- guaranteed &
   sponsored
  -- asset-backed             249,828             249,091                (737)
States, municipalities
 & political
 subdivisions                   1,055               1,035                 (20)
International
 governments                      528                 518                 (10)
All other corporate
 including
 international                287,700             285,851              (1,849)
All other corporate --
 asset-backed                  51,133              45,653              (5,480)
Hybrid securities                  --                  --                  --
                             --------            --------            --------
TOTAL FIXED MATURITIES        813,896             794,517             (19,379)
Common stock --
 unaffiliated                  60,000              56,280              (3,720)
Common stock --
 affiliated                        --                  --                  --
Preferred stock --
 unaffiliated                      --                  --                  --
                             --------            --------            --------
TOTAL STOCKS                   60,000              56,280              (3,720)
                             --------            --------            --------
TOTAL SECURITIES             $873,896            $850,797            $(23,099)
                             --------            --------            --------

                                    12 MONTHS OR MORE
                        AMORTIZED         FAIR          UNREALIZED
(AMOUNTS IN THOUSANDS)    COST            VALUE           LOSSES
----------------------  -----------------------------------------------
U.S. gov't and gov't
 agencies &
 authorities
  -- guaranteed &
   sponsored                 $ --            $ --            $ --
  -- guaranteed &
   sponsored
  -- asset-backed              78              75              (3)
States, municipalities
 & political
 subdivisions                  --              --              --
International
 governments                   --              --              --
All other corporate
 including
 international             47,003          46,006            (997)
All other corporate --
 asset-backed             499,760         456,023         (43,737)
Hybrid securities          26,057          23,470          (2,587)
                        ---------       ---------        --------
TOTAL FIXED MATURITIES    572,898         525,574         (47,324)
Common stock --
 unaffiliated              11,397          10,153          (1,244)
Common stock --
 affiliated               931,352         727,113        (204,239)
Preferred stock --
 unaffiliated               8,044           7,629            (415)
                        ---------       ---------        --------
TOTAL STOCKS              950,793         744,895        (205,898)
                        ---------       ---------        --------
TOTAL SECURITIES        $1,523,691      $1,270,469      $(253,222)
                        ---------       ---------        --------

                                           TOTAL
                        AMORTIZED           FAIR          UNREALIZED
(AMOUNTS IN THOUSANDS)     COST            VALUE            LOSSES
----------------------  -------------------------------------------------
U.S. gov't and gov't
 agencies &
 authorities
  -- guaranteed &
   sponsored              $223,652         $212,369        $(11,283)
  -- guaranteed &
   sponsored
  -- asset-backed          249,906          249,166            (740)
States, municipalities
 & political
 subdivisions                1,055            1,035             (20)
International
 governments                   528              518             (10)
All other corporate
 including
 international             334,703          331,857          (2,846)
All other corporate --
 asset-backed              550,893          501,676         (49,217)
Hybrid securities           26,057           23,470          (2,587)
                        ----------       ----------        --------
TOTAL FIXED MATURITIES   1,386,794        1,320,091         (66,703)
Common stock --
 unaffiliated               71,397           66,433          (4,964)
Common stock --
 affiliated                931,352          727,113        (204,239)
Preferred stock --
 unaffiliated                8,044            7,629            (415)
                        ----------       ----------        --------
TOTAL STOCKS             1,010,793          801,175        (209,618)
                        ----------       ----------        --------
TOTAL SECURITIES        $2,397,587       $2,121,266       $(276,321)
                        ----------       ----------        --------

The following discussion refers to the data presented in the table above, excluding affiliated bond and common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain nonadmitted items and other adjustments for NAIC SAP rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2012, fixed maturities, comprised of approximately 175 securities, accounted for approximately 93% of the Company's total unrealized loss amount. The securities were primarily related to commercial mortgage-backed securities ("CMBS"), collateralized debt obligations ("CDOs"), and U.S. government securities which have experienced price deterioration. As of December 31, 2012, 84% of securities in an unrealized loss position were depressed less than 20% of amortized cost. The decline in unrealized losses during 2012 was primarily attributable to credit spread tightening and a decline in interest rates. The Company does not have an intention to sell the securities outlined above and has the intent and ability to hold these securities until values recover. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2012.

Most of the securities depressed for twelve months or more relate to structured securities with exposure to commercial and residential real estate, as well as certain floating rate corporate securities or those securities with greater than 10 years to maturity, concentrated in the financial services sector. Current market spreads continue to be significantly wider for structured securities with exposure to commercial and residential real estate, as compared to spreads at the security's respective purchase date, largely due to the economic and market uncertainties regarding future performance of commercial and residential real estate. In addition, the majority of securities have a floating-rate coupon referenced to a market index where rates have declined substantially. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2012.

The following table presents amortized cost, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2011:

                                        LESS THAN 12 MONTHS
                        AMORTIZED           FAIR              UNREALIZED
(AMOUNTS IN THOUSANDS)     COST            VALUE                LOSSES
----------------------------------------------------------------------------
U.S. gov't and gov't
 agencies &
 authorities
  -- guaranteed &         $125,903         $124,854             $(1,049)
   sponsored
  -- guaranteed &
   sponsored
  -- asset-backed           36,541           36,477                 (64)
States, municipalities      74,804           74,119                (685)
 & political
 subdivisions
International                  315              315                  --
 governments
All other corporate        649,737          625,937             (23,800)
 including
 international
All other corporate --     369,249          341,134             (28,115)
 asset-backed
Hybrid securities            2,257            2,200                 (57)
                        ----------       ----------            --------
TOTAL FIXED MATURITIES   1,258,806        1,205,036             (53,770)
Common stock --             62,886           53,088              (9,798)
 unaffiliated
Common stock --                 --               --                  --
 affiliated
Preferred stock --              --               --                  --
 unaffiliated
                        ----------       ----------            --------
TOTAL STOCKS                62,886           53,088              (9,798)
                        ----------       ----------            --------
TOTAL SECURITIES        $1,321,692       $1,258,124            $(63,568)
                        ----------       ----------            --------

                                     12 MONTHS OR MORE
                        AMORTIZED           FAIR          UNREALIZED
(AMOUNTS IN THOUSANDS)     COST            VALUE            LOSSES
----------------------  -------------------------------------------------
U.S. gov't and gov't
 agencies &
 authorities
  -- guaranteed &             $ --             $ --            $ --
   sponsored
  -- guaranteed &
   sponsored
  -- asset-backed              126              124              (2)
States, municipalities      10,000            9,731            (269)
 & political
 subdivisions
International                5,000            4,607            (393)
 governments
All other corporate         78,131           73,593          (4,538)
 including
 international
All other corporate --     429,162          349,507         (79,655)
 asset-backed
Hybrid securities           61,557           38,894         (22,663)
                        ----------       ----------        --------
TOTAL FIXED MATURITIES     583,976          476,456        (107,520)
Common stock --                  3               --              (3)
 unaffiliated
Common stock --            931,352          768,136        (163,216)
 affiliated
Preferred stock --           8,248            6,991          (1,257)
 unaffiliated
                        ----------       ----------        --------
TOTAL STOCKS               939,603          775,127        (164,476)
                        ----------       ----------        --------
TOTAL SECURITIES        $1,523,579       $1,251,583       $(271,996)
                        ----------       ----------        --------

                                           TOTAL
                        AMORTIZED           FAIR          UNREALIZED
(AMOUNTS IN THOUSANDS)     COST            VALUE            LOSSES
----------------------  -------------------------------------------------
U.S. gov't and gov't
 agencies &
 authorities
  -- guaranteed &         $125,903         $124,854         $(1,049)
   sponsored
  -- guaranteed &
   sponsored
  -- asset-backed           36,667           36,601             (66)
States, municipalities      84,804           83,850            (954)
 & political
 subdivisions
International                5,315            4,922            (393)
 governments
All other corporate        727,868          699,530         (28,338)
 including
 international
All other corporate --     798,411          690,641        (107,770)
 asset-backed
Hybrid securities           63,814           41,094         (22,720)
                        ----------       ----------        --------
TOTAL FIXED MATURITIES   1,842,782        1,681,492        (161,290)
Common stock --             62,889           53,088          (9,801)
 unaffiliated
Common stock --            931,352          768,136        (163,216)
 affiliated
Preferred stock --           8,248            6,991          (1,257)
 unaffiliated
                        ----------       ----------        --------
TOTAL STOCKS             1,002,489          828,215        (174,274)
                        ----------       ----------        --------
TOTAL SECURITIES        $2,845,271       $2,509,707       $(335,564)
                        ----------       ----------        --------

The following discussion refers to the data presented in the table above, excluding affiliated bond and common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain nonadmitted items and other adjustments for NAIC SAP rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2011, fixed maturities, comprised of approximately 480 securities, accounted for approximately 94% of the Company's total unrealized loss amount. The securities were primarily related to commercial mortgage-backed securities ("CMBS"), and corporate securities primarily within the financial services and industrial sector which have experienced significant price deterioration. As of December 31, 2011, 86% of securities in an unrealized loss position were depressed less than 20% of amortized cost. The decline in unrealized losses during 2011 was primarily attributable to declines in interest rates and, to a lesser extent, credit spread tightening. The Company does not have an intention to sell the securities outlined above and has the intent and ability to hold these securities until values recover. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2011.

Most of the securities depressed for twelve months or more relate to structured securities with exposure to commercial and residential real estate, as well as certain floating rate corporate securities or those securities with greater than 10 years to maturity, concentrated in the financial services sector. Current market spreads continue to be significantly wider for structured securities with exposure to commercial and residential real estate, as compared to spreads at the security's respective purchase date, largely due to the economic and market uncertainties regarding future performance of commercial and residential real estate. In addition, the majority of securities have a floating-rate coupon referenced to a market index where rates have declined substantially. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2011.

(L) LOAN-BACKED AND STRUCTURED SECURITIES OTTIS

For the year ended December 31, 2012, the Company recognized losses for OTTIs on loan-backed and structured securities of $48,850 due to the intent to sell impaired securities. These securities had an amortized cost prior to recognition of the OTTI and a fair value of $2,985,511 and $2,936,661, respectively. No OTTI was recognized due to an inability or lack of intent to retain an investment in a security for a period of time sufficient to recover the amortized cost basis.

The following table summarizes OTTI for loan-backed securities held as of December 31, 2012, recorded because the present value of estimated cash flows expected to be collected was less than the amortized cost of the securities:

                                        2
                                     BOOK/ADJ
                                     CARRYING
                                      VALUE                   3
                                    AMORTIZED           PRESENT VALUE
                                   COST BEFORE                OF
              1                   CURRENT PERIOD          PROJECTED
            CUSIP                      OTTI               CASH FLOWS
-------------------------------------------------------------------------
00503N            AB        7        $7,535,388            $1,959,990
05947U            HT        8         3,987,817             3,981,363
059497            BW        6         9,725,618             9,468,201
059500            BK        3           324,723               301,919
07383F            YN        2         1,426,119             1,353,732
07388N            AX        4         8,656,256             6,740,942
15188R            AB        8           985,186                77,012
173067            AJ        8           685,067               541,014
22540V            V3        3         2,653,742             2,644,326
22541N            VA        4         2,380,022             2,338,979
22545X            BB        8           508,624               368,740
36158Y            BE        8           309,993               306,870
361849            N6        5         1,365,928               690,902
46625M            CY        3           644,072               572,350
46625M            KQ        1         1,741,503             1,562,570
46625Y            JP        9           787,944               729,302
46625Y            WE        9         3,076,000             2,571,757
55312Y            BD        3         2,224,569             1,767,229
75970J            AU        0            10,731                 9,123
92978T            BU        4         1,892,277             1,301,900
93364L            AD        0         7,945,532             5,903,490
75970J            AU        0             7,970                   344
00503N            AB        7         1,693,311             1,186,748
00503N            AB        7         1,050,813               497,908
22541N            NJ        4         5,519,877             4,981,232
00503N            AB        7           339,385                    (1)
46625M            CY        3           131,678               112,628
83611Y            AD        4         2,291,525             2,256,378
22540V            V3        3           744,763               707,340
36158Y            BE        8            44,757                25,424
46625M            CY        3            81,434                46,372
46625M            KQ        1           530,791               475,970
07383F            MR        6           132,490               127,782
22540V            V3        3           302,095               212,829
46625M            PS        2         1,058,378               914,896
61746W            HJ        2           368,434               260,421
38500X            AC        6           213,094                51,334
05947U            HT        8           291,112                39,845
07383F            MR        6            49,165                 7,321
173067            AJ        8           224,795               162,576
79548C            DK        9           158,872                26,374
                                                                TOTAL


                                                                              7
                                                                           DATE OF
                                      5                     6             FINANCIAL
                   4              AMORTIZED                FAIR           STATEMENT
              RECOGNIZED          COST AFTER             VALUE AT           WHERE
                 OTTI                OTTI              TIME OF OTTI        REPORTED
----------  -------------------------------------------------------------------------
00503N          $(5,575,398)       $1,959,990              $607,018         9/30/2009
05947U               (6,454)        3,981,363             3,980,969         9/30/2009
059497             (257,417)        9,468,201             8,381,882         9/30/2009
059500              (22,804)          301,919               279,440         9/30/2009
07383F              (72,387)        1,353,732             1,587,169         9/30/2009
07388N           (1,915,314)        6,740,942             6,301,194         9/30/2009
15188R             (908,174)           77,012               251,926         9/30/2009
173067             (144,053)          541,014               766,378         9/30/2009
22540V               (9,416)        2,644,326             2,502,017         9/30/2009
22541N              (41,043)        2,338,979             2,347,354         9/30/2009
22545X             (139,884)          368,740               339,617         9/30/2009
36158Y               (3,123)          306,870               288,672         9/30/2009
361849             (675,026)          690,902               946,149         9/30/2009
46625M              (71,722)          572,350               526,565         9/30/2009
46625M             (178,933)        1,562,570             1,521,277         9/30/2009
46625Y              (58,642)          729,302               741,670         9/30/2009
46625Y             (504,243)        2,571,757             3,146,164         9/30/2009
55312Y             (457,340)        1,767,229             1,494,736         9/30/2009
75970J               (1,608)            9,123                 1,859         9/30/2009
92978T             (590,377)        1,301,900             1,439,999         9/30/2009
93364L           (2,042,042)        5,903,490             2,400,000         9/30/2009
75970J               (7,626)              344                   169        12/31/2009
00503N             (506,563)        1,186,748               364,211         3/31/2010
00503N             (552,905)          497,908               333,860         6/30/2010
22541N             (538,645)        4,981,232             4,846,253         6/30/2010
00503N             (339,386)               (1)                   --         9/30/2010
46625M              (19,050)          112,628                45,254         3/31/2011
83611Y              (35,147)        2,256,378             1,591,947         3/31/2011
22540V              (37,423)          707,340               434,108         6/30/2011
36158Y              (19,333)           25,424                21,738         6/30/2011
46625M              (35,062)           46,372                27,758         6/30/2011
46625M              (54,821)          475,970               401,846         6/30/2011
07383F               (4,708)          127,782                70,900        12/31/2011
22540V              (89,266)          212,829                53,423        12/31/2011
46625M             (143,482)          914,896               779,975        12/31/2011
61746W             (108,013)          260,421               344,430        12/31/2011
38500X             (161,760)           51,334               560,040         6/30/2012
05947U             (251,267)           39,845                31,173        12/31/2012
07383F              (41,844)            7,321                   271        12/31/2012
173067              (62,219)          162,576               330,003        12/31/2012
79548C             (132,498)           26,374                    21        12/31/2012
            ---------------      ------------          ------------      ------------
               $(16,816,418)
            ---------------      ------------          ------------      ------------

4.  FAIR VALUE MEASUREMENTS

Certain of the following financial instruments are carried at fair value in the Company's Financial Statements: bonds and stocks, derivatives, and Separate Account assets.

The following section applies the fair value hierarchy and disclosure requirements for the Company's financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad levels (Level 1, 2 or 3):

Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include open-ended mutual funds reported in General and Separate Account invested assets.

Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most bonds and preferred stocks, including those reported in Separate Account assets, are model priced by vendors using observable inputs and are classified within Level 2.
Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities, and complex derivative securities. Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of amounts that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. Transfers between Level 1 and Level 2 were not material for the period ended December 31, 2012 and 2011. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's bonds included in Level 3 are classified as such because these securities are primarily priced by independent brokers and/or within illiquid markets.

These disclosures provide information as to the extent to which the Company uses fair value to measure financial instruments and information about the inputs used to value those financial instruments to allow users to assess the relative reliability of the measurements. The following tables present assets and (liabilities) carried at fair value by hierarchy level as of:

                                                                       DECEMBER 31, 2012
                                     QUOTED PRICES IN
                                      ACTIVE MARKETS             SIGNIFICANT              SIGNIFICANT
                                      FOR IDENTICAL               OBSERVABLE             UNOBSERVABLE
                                          ASSETS                    INPUTS                  INPUTS
(AMOUNTS IN THOUSANDS)                  (LEVEL 1)                 (LEVEL 2)                (LEVEL 3)               TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Assets accounted for at fair
 value
All other corporate --
 asset-backed                                   $ --                     $12                   $2,418                  $2,430
Common stocks                                 98,409                      --                        4                  98,413
                                      --------------              ----------              -----------          --------------
          TOTAL BONDS AND STOCKS              98,409                      12                    2,422                 100,843
Derivative assets
 Credit derivatives                               --                  (2,669)                   1,519                  (1,150)
 Equity derivatives                               --                      --                    1,800                   1,800
 Foreign exchange derivatives                     --                 (11,171)                      --                 (11,171)
 Interest rate derivatives                        --                  26,228                       --                  26,228
 GMWB hedging instruments                         --                  98,244                  341,565                 439,809
 US macro hedge program                           --                      --                  333,449                 333,449
 International program hedging
  instruments                                     --                 (75,753)                 (39,973)               (115,726)
                                      --------------              ----------              -----------          --------------
         TOTAL DERIVATIVE ASSETS                  --                  34,879                  638,360                 673,239
Separate Account assets (1)               45,821,181                      --                       --              45,821,181
                                      --------------              ----------              -----------          --------------
   TOTAL ASSETS ACCOUNTED FOR AT
                      FAIR VALUE         $45,919,590                 $34,891                 $640,782             $46,595,263
                                      --------------              ----------              -----------          --------------
Liabilities accounted for at
 fair value
Derivative liabilities
 Credit derivatives                             $ --                  $1,452                  $(1,519)                   $(67)
 Equity derivatives                               --                      --                      470                     470
 Interest rate derivatives                        --                 (37,960)                      --                 (37,960)
 GMWB hedging instruments                         --                     891                   67,951                  68,842
 US macro hedge program                           --                      --                  (47,664)                (47,664)
 International program hedging
  instruments                                     --                 (31,419)                 (20,452)                (51,871)
                                      --------------              ----------              -----------          --------------
 TOTAL LIABILITIES ACCOUNTED FOR
                   AT FAIR VALUE                $ --                $(67,036)                 $(1,214)               $(68,250)
                                      --------------              ----------              -----------          --------------

(1) Excludes approximately $30.7 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 (Fair Value Measurements).

                                                                     DECEMBER 31, 2011
                                  QUOTED PRICES IN
                                   ACTIVE MARKETS                                        SIGNIFICANT
                                   FOR IDENTICAL               SIGNIFICANT              UNOBSERVABLE
                                       ASSETS               OBSERVABLE INPUTS              INPUTS
(AMOUNTS IN THOUSANDS)               (LEVEL 1)                  (LEVEL 2)                 (LEVEL 3)                TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Assets accounted for at fair
 value
All other corporate --
 asset-backed                                $ --                     $ --                     $2,468                  $2,468
Common stocks                             146,956                       --                          4                 146,960
                                   --------------              -----------              -------------          --------------
       TOTAL BONDS AND STOCKS             146,956                       --                      2,472                 149,428
Derivative assets
 Credit derivatives                            --                   (1,075)                      (512)                 (1,587)
 Equity derivatives                            --                       --                        569                     569
 Foreign exchange derivatives                  --                     (234)                        --                    (234)
 Interest rate derivatives                     --                   19,676                          5                  19,681
 GMWB hedging instruments                      --                   43,792                    686,072                 729,864
 US macro hedge program                        --                       --                    356,561                 356,561
 International program
  hedging instruments                          --                  518,083                    (20,152)                497,931
                                   --------------              -----------              -------------          --------------
      TOTAL DERIVATIVE ASSETS                  --                  580,242                  1,022,543               1,602,785
Separate Account assets (1)            48,234,930                       --                         --              48,234,930
                                   --------------              -----------              -------------          --------------
TOTAL ASSETS ACCOUNTED FOR AT
                   FAIR VALUE         $48,381,886                 $580,242                 $1,025,015             $49,987,143
                                   --------------              -----------              -------------          --------------
Liabilities accounted for at
 fair value
Derivative liabilities
 Interest rate derivatives                   $ --                 $(36,184)                      $ --                $(36,184)
                                   --------------              -----------              -------------          --------------
  TOTAL LIABILITIES ACCOUNTED
            FOR AT FAIR VALUE                $ --                 $(36,184)                      $ --                $(36,184)
                                   --------------              -----------              -------------          --------------

(1) Excludes approximately $20.1 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion, reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices where available and where prices represent reasonable estimates of fair values. The Company also determines fair values based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

The fair valuation process is monitored by the Valuation Committee, which is a cross-functional group of senior management within Hartford Investment Management Company ("HIMCO") that meets at least quarterly. The Valuation Committee is co-chaired by the Heads of Investment Operations and Accounting and has representation from various investment sector professionals, accounting, operations, legal, compliance and risk management. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments, as well as addressing fair valuation issues and approving changes to valuation methodologies and pricing sources. There is also a Fair Value Working Group ("Working Group") which includes the Heads of Investment Operations and Accounting, as well as other investment, operations, accounting and risk management professionals that meet monthly to review market data trends, pricing statistics and results, and any proposed pricing methodology changes described in more detail in the following paragraphs.

BONDS AND STOCKS

The fair values of bonds and stocks in an active and orderly market (e.g. not distressed or forced liquidation) are determined by management after considering one of three primary sources of information: third-party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third-party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Based on the typical trading volumes and the lack of quoted market prices for bonds, third-party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the third-party pricing services and independent brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of certain asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

Prices from third-party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

A pricing matrix is used to price private placement securities for which the Company is unable to obtain a price from a third-party pricing service by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spreads. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The appropriate credit spreads determined through this survey approach are based upon the issuer's financial strength and term to maturity, utilizing an independent public security index and trade information and adjusting for the non-public nature of the securities.

The Working Group performs ongoing analysis of the prices and credit spreads received from third-parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. As a part of this analysis, the Working Group considers trading volume, new issuance activity and other factors to determine whether the market activity is significantly different than normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Working Group places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. In addition, the Working Group ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Working Group determines that there is a more appropriate fair value based upon the available market data, the price received from the third-party is adjusted accordingly and approved by the Valuation Committee. The Company's internal pricing model utilizes the Company's best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums.

The Company conducts other specific activities to monitor controls around pricing. Daily analyses identify price changes over 3-5%, sale trade prices that differ over 3% from the prior day's price and purchase trade prices that differ more than 3% from the current day's price. Weekly analyses identify prices that differ more than 5% from published bond prices of a corporate bond index. Monthly analyses identify price changes over 3%, prices that have not changed and missing prices. There is also a second source validation on most sectors, where available, for a review of any outlying prices. Analyses are conducted by a dedicated pricing unit that follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differs from what the Company feels a market participant would use. Any changes from the identified pricing source are verified by further confirmation of assumptions used. In addition, the controls surrounding methodologies used by the third-parties are verified using a report of an independent accountant provided by the third-parties or, if unavailable, through on-site walk-throughs. Examples of other procedures performed include, but are not limited to, initial and ongoing review of third-party pricing services' methodologies, review of pricing statistics and trends and back testing recent trades. For a sample of structured securities, a comparison of the vendor's assumptions to our internal econometric models is also performed; any differences are challenged in accordance with the process described above.

The Company has analyzed the third-party pricing services' valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

DERIVATIVE INSTRUMENTS

Derivative instruments are fair valued using pricing valuation models that utilize independent market data inputs, quoted market prices for exchange-traded derivatives, or independent broker quotations. As of December 31, 2012 and 2011, 99% of derivatives, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations.

The Company performs various controls on derivative valuations which include both quantitative and qualitative analyses. Analyses are conducted by a dedicated derivative pricing team that works directly with investment sector professionals to analyze impacts of changes in the market environment and investigate variances. There are monthly analyses to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives, as well as for all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval. There is a monthly control to review changes in pricing sources to ensure that new models are not moved to production until formally approved.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

VALUATION TECHNIQUES AND INPUTS FOR INVESTMENTS

Generally, the Company determines the estimated fair values of its bonds and stocks using the market approach. The income approach is used for securities priced using a pricing matrix, as well as for derivative instruments. For Level 1 investments, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For most of the Company's debt securities, the following inputs are typically used in the Company's pricing methods: reported trades, benchmark yields, bids and/or estimated cash flows. Inputs also include issuer spreads, which may consider credit default swaps. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

A description of additional inputs used in the Company's Level 2 and Level 3 measurements are listed below:

Level 2 The fair values of most of the Company's Level 2 investments are determined by management after considering prices received from third-party pricing services. These investments include most bonds and preferred stocks.

        Asset-backed securities -- Primary inputs include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, credit default swap indices and, for ABS and RMBS, estimated prepayment rates.

        Credit derivatives -- Primary inputs include the swap yield curve and credit default swap curves.

        Foreign exchange derivatives -- Primary inputs include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

        Interest rate derivatives -- Primary input is the swap yield curve.

Level 3 Most of the Company's securities classified as Level 3 include less liquid securities such as lower quality ABS, CMBS, commercial real estate ("CRE") CDOs and RMBS primarily backed by below- prime loans. Securities included in level 3 are primarily valued based on broker prices or broker spreads, without adjustments. Primary inputs for non-broker priced investments, including structured securities, are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their less liquid markets. Additionally, certain long-dated securities are priced based on third-party pricing services, including bank loans and below investment grade private placement securities. Primary inputs for these long-dated securities are consistent with the typical inputs used in Level 1 and Level 2 measurements noted above, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include the following:

        Credit derivatives -- Significant unobservable inputs may include credit correlation and swap yield curve and credit curve extrapolation beyond observable limits.

        Equity derivatives -- Significant unobservable inputs may include equity volatility.

        Interest rate contracts -- Significant unobservable inputs may include swap yield curve extrapolation beyond observable limits and interest rate volatility.

SEPARATE ACCOUNT ASSETS

Separate Account assets are primarily invested in mutual funds but also have investments in bonds and stocks. Separate Account investments are valued in the same manner, and using the same pricing sources and inputs, as the bonds and stocks held in the General Account of the Company.

SIGNIFICANT UNOBSERVABLE INPUTS FOR LEVEL 3 ASSETS MEASURED AT FAIR VALUES

The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value.

                                                   DECEMBER 31, 2012
                                        PREDOMINANT         SIGNIFICANT
                                         VALUATION          UNOBSERVABLE
(AMOUNTS IN THOUSANDS)  FAIR VALUE        METHOD               INPUT             MINIMUM (1)
------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR
AT FAIR VALUE ON A
RECURRING BASIS
CMBS                     $1,918         Discounted       Spread                   1,267bps
                                        cash flows       (encompasses
                                                         prepayment,
                                                         default risk and
                                                         loss severity)
RMBS                        500         Discounted       Spread                     568bps
                                        cash flows
                                                         Constant                       2%
                                                         prepayment rate
                                                         Constant default              10%
                                                         rate
                                                         Loss severity                 95%

                                         DECEMBER 31, 2012
                                                              IMPACT OF
                                          WEIGHTED        INCREASE IN INPUT
(AMOUNTS IN THOUSANDS)  MAXIMUM (1)      AVERAGE (2)      ON FAIR VALUE (3)
----------------------  ---------------------------------------------------
ASSETS ACCOUNTED FOR
AT FAIR VALUE ON A
RECURRING BASIS
CMBS                     1,267bps         1,267bps        Decrease

RMBS                       642bps           616bps        Decrease

                               2%               2%        Decrease

                              24%              19%        Decrease

                             100%              97%        Decrease

(1)  Basis points (bps).

(2) The weighted average is determined based on the fair value of the securities.

(3) The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.

                                                                   DECEMBER 31, 2012
                                           PREDOMINANT           SIGNIFICANT                                       IMPACT OF
                                            VALUATION           UNOBSERVABLE                                   INCREASE IN INPUT
(AMOUNTS IN THOUSANDS)  FAIR VALUE            METHOD                INPUT          MINIMUM       MAXIMUM       ON FAIR VALUE (1)
--------------------------------------------------------------------------------------------------------------------------------
FREE STANDING
 DERIVATIVES
U.S. GMWB hedging
 instruments
 Equity options          $276,922       Option model            Equity                  10%           31%      Increase
                                                                volatility
 Customized swaps         132,594       Discounted cash         Equity                  10%           10%      Increase
                                        flows                   volatility
U.S. Macro hedge
 program
 Equity options           285,785       Option model            Equity                  24%           43%      Increase
                                                                volatility
International program
 hedging
 Equity options          (60,425)       Option model            Equity                  26%           28%      Increase
                                                                volatility

(1) The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.

Securities and derivatives for which the Company bases fair value on broker quotations predominately include ABS, CDOs and certain credit derivatives. Due to the lack of transparency in the process brokers use to develop prices for these investments, the Company does not have access to the significant unobservable inputs brokers use to price these securities and derivatives. The Company believes however, the types of inputs brokers may use would likely be similar to those used to price securities and derivatives for which inputs are available to the Company, and therefore may include, but not be limited to, loss severity rates, constant prepayment rates, constant default rates and credit spreads. Therefore, similar to non broker priced securities and derivatives, generally, increases in these inputs would cause fair values to decrease. For the year ended December 31, 2012, no significant adjustments were made to broker prices received by the Company.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

The tables below provides a roll-forward of financial instruments measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2012 and 2011:

                                         FAIR VALUE           TRANSFERS         TRANSFERS
                                           AS OF                INTO             OUT OF
(AMOUNTS IN THOUSANDS)                  JAN. 1, 2012         LEVEL 3 (2)       LEVEL 3 (2)
---------------------------------------------------------------------------------------------
Assets
All other corporate                            $ --              $ --               $ --
All other corporate -- asset-backed           2,468               355               (581)
All other -- asset-backed                        --                --                 --
Preferred stocks                                 --                --                 --
Common stocks                                     4                --                 --
                                         ----------             -----            -------
                TOTAL BONDS AND STOCKS       $2,472              $355              $(581)
                                         ----------             -----            -------
Derivatives
 Credit derivatives                           $(512)             $ --               $(20)
 Equity derivatives                             569                --                 --
 Interest rate derivatives                        5                --                 --
 GMWB hedging instruments                   686,072                --             21,718
 US macro hedge program                     356,561                --                 --
 International program hedging              (20,152)               --              7,755
                                         ----------             -----            -------
                 TOTAL DERIVATIVES (3)   $1,022,543              $ --            $29,453
                                         ----------             -----            -------

                                                          TOTAL
                                                   REALIZED/UNREALIZED
                                                     GAINS (LOSSES)
                                                      INCLUDED IN:
                                                NET
(AMOUNTS IN THOUSANDS)                      INCOME (1)                SURPLUS      PURCHASES
--------------------------------------  ---------------------------------------------------------
Assets
All other corporate                               $ --                  $ --            $ --
All other corporate -- asset-backed                 95                   256              --
All other -- asset-backed                           --                    --              --
Preferred stocks                                    --                    --              --
Common stocks                                       --                    --              --
                                             ---------                 -----       ---------
                TOTAL BONDS AND STOCKS            $ 95                  $256            $ --
                                             ---------                 -----       ---------
Derivatives
 Credit derivatives                             $1,881                  $ --            $ --
 Equity derivatives                                120                    --           2,042
 Interest rate derivatives                          (5)                   --              --
 GMWB hedging instruments                     (341,264)                   --          55,490
 US macro hedge program                       (322,425)                   --         251,649
 International program hedging                 (89,472)                   --         (33,801)
                                             ---------                 -----       ---------
                 TOTAL DERIVATIVES (3)       $(751,165)                 $ --        $275,380
                                             ---------                 -----       ---------


                                                                            FAIR VALUE
                                                                               AS OF
(AMOUNTS IN THOUSANDS)                  SALES          SETTLEMENTS         DEC. 31, 2012
--------------------------------------  ---------------------------------------------------
Assets
All other corporate                      $ --                $ --                 $ --
All other corporate -- asset-backed      (134)                (41)               2,418
All other -- asset-backed                  --                  --                   --
Preferred stocks                           --                  --                   --
Common stocks                              --                  --                    4
                                        -----            --------            ---------
                TOTAL BONDS AND STOCKS  $(134)               $(41)              $2,422
                                        -----            --------            ---------
Derivatives
 Credit derivatives                      $ --             $(1,349)                $ --
 Equity derivatives                        --                (461)               2,270
 Interest rate derivatives                 --                  --                   --
 GMWB hedging instruments                  --             (12,500)             409,516
 US macro hedge program                    --                  --              285,785
 International program hedging             --              75,246              (60,424)
                                        -----            --------            ---------
                 TOTAL DERIVATIVES (3)   $ --             $60,936             $637,147
                                        -----            --------            ---------

(1) All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.

(2) Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost and market requirement.

(3) Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

                                            FAIR VALUE           TRANSFERS          TRANSFERS
                                               AS OF               INTO               OUT OF
(AMOUNTS IN THOUSANDS)                     JAN. 1, 2011         LEVEL 3 (2)        LEVEL 3 (2)
--------------------------------------------------------------------------------------------------
Assets
All other corporate                               $ --               $ --                $ --
All other corporate -- asset-backed                644              7,050             (18,160)
All other -- asset-backed                           --             21,466             (21,466)
Preferred stocks                                    --                233                  --
Common stocks                                        4                 --                  --
                                             ---------            -------            --------
                TOTAL BONDS AND STOCKS            $648            $28,749            $(39,626)
                                             ---------            -------            --------
Derivatives
 Credit derivatives                             $1,201               $ --                $ --
 Equity derivatives                                 --                 --                  --
 Interest rate derivatives                          85                 --                  --
 GMWB hedging instruments                      502,834                 --                  --
 US macro hedge program                        203,468                 --                  --
 International program hedging                   4,543                 --                  --
                                             ---------            -------            --------
                 TOTAL DERIVATIVES (3)        $712,131               $ --                $ --
                                             ---------            -------            --------

                                                     TOTAL
                                              REALIZED/UNREALIZED
                                                GAINS (LOSSES)
                                                 INCLUDED IN:
                                              NET
(AMOUNTS IN THOUSANDS)                    INCOME (1)           SURPLUS        PURCHASES
--------------------------------------  ----------------------------------------------------
Assets
All other corporate                           $(12)                 $14            $ --
All other corporate -- asset-backed            (35)              (1,472)         14,500
All other -- asset-backed                       --                   --              --
Preferred stocks                              (241)                   8              --
Common stocks                                   --                   --              --
                                             -----            ---------       ---------
                TOTAL BONDS AND STOCKS       $(288)             $(1,450)        $14,500
                                             -----            ---------       ---------
Derivatives
 Credit derivatives                           $ --                 $475           $(945)

 Equity derivatives                             --                 (114)            683
 Interest rate derivatives                      --                  (80)             --
 GMWB hedging instruments                       --              179,416          22,530
 US macro hedge program                         --             (128,357)        346,500
 International program hedging                  --               (2,917)        (21,778)
                                             -----            ---------       ---------
                 TOTAL DERIVATIVES (3)        $ --              $48,423        $346,990

                                             -----            ---------       ---------


                                                                                FAIR VALUE
                                                                                  AS OF
(AMOUNTS IN THOUSANDS)                      SALES         SETTLEMENTS         DEC. 31, 2011
--------------------------------------  -------------------------------------------------------
Assets
All other corporate                          $(2)               $ --                  $ --
All other corporate -- asset-backed           --                 (59)                2,468
All other -- asset-backed                     --                  --                    --
Preferred stocks                              --                  --                    --
Common stocks                                 --                  --                     4
                                             ---            --------            ----------
                TOTAL BONDS AND STOCKS       $(2)               $(59)               $2,472
                                             ---            --------            ----------
Derivatives
 Credit derivatives                            $             $(1,243)                $(512)
                                              --
 Equity derivatives                           --                  --                   569
 Interest rate derivatives                    --                  --                     5
 GMWB hedging instruments                     --             (18,708)              686,072
 US macro hedge program                       --             (65,050)              356,561
 International program hedging                --                  --               (20,152)
                                             ---            --------            ----------
                 TOTAL DERIVATIVES (3)         $            $(85,001)           $1,022,543
                                              --
                                             ---            --------            ----------

(1) All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.

(2) Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost or market requirement.

(3) Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

FAIR VALUES OF FINANCIAL INSTRUMENTS

The tables below reflect the fair values and admitted values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method (subsidiaries, joint ventures and ventures). The fair values are also categorized into the three-level fair value hierarchy.

                                                                     DECEMBER 31, 2012
                                            AGGREGATE FAIR
(AMOUNTS IN THOUSANDS)                          VALUE                    ADMITTED VALUE            (LEVEL 1)
-------------------------------------------------------------------------------------------------------------------
TYPE OF FINANCIAL INSTRUMENT
Assets
 Bonds and short-term investments --
  unaffiliated                                $15,020,205                  $13,822,160                $160,139
 Bonds -- affiliated                            1,253,896                    1,156,374                      --
 Preferred stocks -- unaffiliated                   7,851                        8,267                      --
 Common stocks -- unaffiliated                     98,413                       98,413                  98,409
 Mortgage loans on real estate                    931,986                      907,376                      --
 Derivative related assets                        551,444                      673,240                      --
 Contract loans                                   443,179                      375,219                      --
 Surplus debentures                                18,221                       15,708                      --
 Separate Account assets (1)                   45,821,181                   45,821,181              45,821,181
                                             ------------                 ------------            ------------
                          TOTAL ASSETS        $64,146,376                  $62,877,938             $46,079,729
                                             ------------                 ------------            ------------
Liabilities
 Liability for deposit-type contracts         $(1,543,283)                 $(1,543,283)                   $ --
 Derivative related liabilities                   (68,256)                     (68,250)                     --
 Separate Account liabilities                 (45,821,181)                 (45,821,181)            (45,821,181)
                                             ------------                 ------------            ------------
                     TOTAL LIABILITIES       $(47,432,720)                $(47,432,714)           $(45,821,181)
                                             ------------                 ------------            ------------

                                                           DECEMBER 31, 2012
                                                                              NOT PRACTICABLE
(AMOUNTS IN THOUSANDS)                   (LEVEL 2)         (LEVEL 3)         (CARRYING VALUE)
--------------------------------------  -------------------------------------------------------
TYPE OF FINANCIAL INSTRUMENT
Assets
 Bonds and short-term investments --
  unaffiliated                          $14,478,232          $381,834               $ --
 Bonds -- affiliated                             --         1,253,896                 --
 Preferred stocks -- unaffiliated             7,629               222                 --
 Common stocks -- unaffiliated                   --                 4                 --
 Mortgage loans on real estate                   --           931,986                 --
 Derivative related assets                  (86,916)          638,360                 --
 Contract loans                                  --           443,179                 --
 Surplus debentures                          18,221                --                 --
 Separate Account assets (1)                     --                --                 --
                                        -----------       -----------              -----
                          TOTAL ASSETS  $14,417,166        $3,649,481               $ --
                                        -----------       -----------              -----
Liabilities
 Liability for deposit-type contracts          $ --       $(1,543,283)              $ --
 Derivative related liabilities             (67,042)           (1,214)                --
 Separate Account liabilities                    --                --                 --
                                        -----------       -----------              -----
                     TOTAL LIABILITIES     $(67,042)      $(1,544,497)              $ --
                                        -----------       -----------              -----

(1) Excludes approximately $30.7 million, at December 31, 2012, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

                                                                     DECEMBER 31, 2011
                                            AGGREGATE FAIR
(AMOUNTS IN THOUSANDS)                          VALUE                    ADMITTED VALUE            (LEVEL 1)
-------------------------------------------------------------------------------------------------------------------
TYPE OF FINANCIAL INSTRUMENT
Assets
 Bonds and short-term investments --
  unaffiliated                                $13,288,236                  $12,493,941                $120,301
 Bonds -- affiliated                            1,364,226                    1,296,220                      --
 Preferred stocks -- unaffiliated                   7,189                        8,446                      --
 Common stocks -- unaffiliated                    146,026                      146,026                 146,022
 Mortgage loans on real estate                    687,446                      660,905                      --
 Derivative related assets                      1,816,460                    1,602,785                      --
 Contract loans                                   442,771                      370,655                      --
 Surplus debentures                                 3,140                        3,121                      --
 Separate Account assets (1)                   48,234,930                   48,234,930              48,234,930
                                             ------------                 ------------            ------------
                          TOTAL ASSETS        $65,990,424                  $64,817,029             $48,501,253
                                             ------------                 ------------            ------------
Liabilities
 Liability for deposit-type contracts            $(65,825)                    $(65,825)                   $ --
 Derivative related liabilities                   (36,184)                     (36,184)                     --
 Separate Account liabilities                 (48,234,930)                 (48,234,930)            (48,234,930)
                                             ------------                 ------------            ------------
                     TOTAL LIABILITIES       $(48,336,939)                $(48,336,939)           $(48,234,930)
                                             ------------                 ------------            ------------

                                                          DECEMBER 31, 2011
                                                                             NOT PRACTICABLE
(AMOUNTS IN THOUSANDS)                   (LEVEL 2)        (LEVEL 3)         (CARRYING VALUE)
--------------------------------------  ------------------------------------------------------
TYPE OF FINANCIAL INSTRUMENT
Assets
 Bonds and short-term investments --
  unaffiliated                          $12,666,026         $501,909               $ --
 Bonds -- affiliated                             --        1,364,226                 --
 Preferred stocks -- unaffiliated             6,991              198                 --
 Common stocks -- unaffiliated                   --                4                 --
 Mortgage loans on real estate                   --          687,446                 --
 Derivative related assets                  793,917        1,022,543                 --
 Contract loans                                  --          442,771                 --
 Surplus debentures                           3,140               --                 --
 Separate Account assets (1)                     --               --                 --
                                        -----------       ----------              -----
                          TOTAL ASSETS  $13,470,074       $4,019,097               $ --
                                        -----------       ----------              -----
Liabilities
 Liability for deposit-type contracts          $ --         $(65,825)              $ --
 Derivative related liabilities             (36,184)              --                 --
 Separate Account liabilities                    --               --                 --
                                        -----------       ----------              -----
                     TOTAL LIABILITIES     $(36,184)        $(65,825)              $ --
                                        -----------       ----------              -----

(1) Excludes approximately $20.1 million, at December 31, 2011, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

The valuation methodologies used to determine the fair values of bonds, stocks and derivatives are described in the above Fair Value Measurements section of this note.

The amortized cost of short-term investments approximates fair value.

Fair values for mortgage loans on real estate were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

The carrying amounts of the liability for deposit-type contracts and Separate Account liabilities approximate their fair values.

Fair values for contract loans were estimated using discounted cash flow calculations and current interest rates.

At December 31, 2012 and 2011, the Company had no investments where it was not practicable to estimate fair value.

5.  INCOME TAXES

A. The components of the net deferred tax asset/(deferred tax liability) ("DTA"/"(DTL)") at period end and the change in those components are as follows:

                                                                2012
                                              ORDINARY         CAPITAL          TOTAL
-------------------------------------------------------------------------------------------
1 (a) Gross DTA                             $1,991,996,696    $73,968,061    $2,065,964,757
 (b) Statutory valuation allowance
  adjustments                                           --             --                --
 (c) Adjusted gross DTA                      1,991,996,696     73,968,061     2,065,964,757
 (d) Deferred tax assets nonadmitted         1,100,066,331     47,098,013     1,147,164,344
 (e) Subtotal net admitted deferred tax
  assets                                       891,930,365     26,870,048       918,800,413
 (f) Deferred tax liabilities                  511,264,849     12,811,948       524,076,797
                                          ----------------  -------------  ----------------
 (g) Net admitted deferred tax
  asset/(net deferred tax liability)          $380,665,516    $14,058,100      $394,723,616
                                          ----------------  -------------  ----------------

                                                                     2012
                                              ORDINARY              CAPITAL          TOTAL
------------------------------------------------------------------------------------------------
2 Admission Calculation Components SSAP
 No. 101 :
 (a) Federal income taxes paid in prior
  years recoverable by C/B                            $ --                $ --              $ --
 (b) Adjusted gross DTA expected to be
  realized                                     380,665,516          14,058,100       394,723,616
  (1) DTA's expected to be realized
   after the balance sheet date              1,116,409,900          14,058,100     1,130,468,000
  (2) DTA's allowed per limitation
   threshold                                           XXX                 XXX       394,723,616
 (c) DTA's offset against DTLs                 511,264,849          12,811,948       524,076,797
                                          ----------------       -------------  ----------------
 (d) DTA's admitted as a result of
  application of SSAP No. 101                 $891,930,365         $26,870,048      $918,800,413
                                          ----------------       -------------  ----------------
3 (a) Ratio % used to determine recovery
 period and threshold limitation                     1,822%
 (b) Adjusted capital and surplus used
  to determine 2(b) thresholds               2,631,490,773

                                                               2012
                                             ORDINARY         CAPITAL          TOTAL
                                             PERCENT          PERCENT         PERCENT
-----------------------------------------------------------------------------------------
4 Impact of Tax Planning Strategies:
 (a) Adjusted gross DTAs (% of total
  adjusted gross DTAs)                                 0%               0%         0%
 (b) Net admitted adjusted gross DTAs (%
  of total net admitted
  adjusted gross DTAs)                                 0%               0%         0%
 (c) Do the tax planning strategies
  include the use of reinsurance?                    Yes            No  X

                                                                 2011
                                              ORDINARY         CAPITAL           TOTAL
--------------------------------------------------------------------------------------------
1 (a) Gross DTA                             $1,573,302,985    $177,028,688    $1,750,331,673
 (b) Statutory valuation allowance
  adjustments                                           --              --                --
 (c) Adjusted gross DTA                      1,573,302,985     177,028,688     1,750,331,673
 (d) Deferred tax assets nonadmitted           326,583,260     171,377,688       497,960,948
 (e) Subtotal net admitted deferred tax
  assets                                     1,246,719,725       5,651,000     1,252,370,725
 (f) Deferred tax liabilities                  722,553,499              --       722,553,499
                                          ----------------  --------------  ----------------
 (g) Net admitted deferred tax
  asset/(net deferred tax liability)          $524,166,226      $5,651,000      $529,817,226
                                          ----------------  --------------  ----------------

XXX represents not applicable amounts.

                                                                     2011
                                              ORDINARY             CAPITAL          TOTAL
-----------------------------------------------------------------------------------------------
2 Admission Calculation Components SSAP
 No. 101 :
 (a) Federal income taxes paid in prior
  years recoverable by C/B                            $ --               $ --              $ --
 (b) Adjusted gross DTA expected to be
  realized                                     524,166,226          5,651,000       529,817,226
  (1) DTA's expected to be realized
   after the balance sheet date                739,232,000          5,651,000       744,883,000
  (2) DTA's allowed per limitation
   threshold                                           XXX                XXX       529,817,226
 (c) DTA's offset against DTLs                 722,553,499                 --       722,553,499
                                          ----------------       ------------  ----------------
 (d) DTA's admitted as a result of
  application of SSAP No. 101               $1,246,719,725         $5,651,000    $1,252,370,725
                                          ----------------       ------------  ----------------
3 (a) Ratio % used to determine recovery
 period and threshold limitation                     1,917%
 (b) Adjusted capital and surplus used
  to determine 2(b) thresholds               3,898,065,927

                                                               2011
                                             ORDINARY         CAPITAL           TOTAL
                                             PERCENT          PERCENT          PERCENT
------------------------------------------------------------------------------------------
4 Impact of Tax Planning Strategies:
 (a) Adjusted gross DTAs (% of total
  adjusted gross DTAs)                                 0%               0%          0%
 (b) Net admitted adjusted gross DTAs (%
  of total net admitted adjusted gross
  DTAs)                                               18%               1%         19%
 (c) Do the tax planning strategies
  include the use of reinsurance?                    Yes            No  X

                                                              CHANGE DURING 2012
                                             ORDINARY               CAPITAL                TOTAL
----------------------------------------------------------------------------------------------------------
1 (a) Gross DTA                              $418,693,711         $(103,060,627)         $315,633,084
 (b) Statutory valuation allowance
  adjustments                                          --                    --                    --
 (c) Adjusted gross DTA                       418,693,711          (103,060,627)          315,633,084
 (d) Deferred tax assets nonadmitted          773,483,071          (124,279,675)          649,203,396
 (e) Subtotal net admitted deferred tax
  assets                                     (354,789,360)           21,219,048          (333,570,312)
 (f) Deferred tax liabilities                (211,288,650)           12,811,948          (198,476,702)
                                          ---------------       ---------------       ---------------
 (g) Net admitted deferred tax
  asset/(net deferred tax liability)        $(143,500,710)           $8,407,100         $(135,093,610)
                                          ---------------       ---------------       ---------------

                                                              CHANGE DURING 2012
                                          ORDINARY                   CAPITAL               TOTAL
----------------------------------------------------------------------------------------------------------
2 Admission Calculation Components SSAP
 No. 101 :
 (a) Federal income taxes paid in prior
  years recoverable by C/B                             $ --                $ --                  $ --
 (b) Adjusted gross DTA expected to be
  realized                                     (143,500,710)          8,407,100          (135,093,610)
  (1) DTA's expected to be realized
   after the balance sheet date                 377,177,900           8,407,100           385,585,000
  (2) DTA's allowed per limitation
   threshold                                            XXX                 XXX          (135,093,610)
 (c) DTA's offset against DTLs                 (211,288,650)         12,811,948          (198,476,702)
                                          -----------------       -------------       ---------------
 (d) DTA's admitted as a result of
  application of SSAP No. 101                 $(354,789,360)        $21,219,048         $(333,570,312)
                                          -----------------       -------------       ---------------
3 (a) Ratio % used to determine recovery
 period and threshold limitation                        -95%
 (b) Adjusted capital and surplus used
  to determine 2(b) threshold                (1,266,575,154)

                                                              CHANGE DURING 2012
                                          ORDINARY                 CAPITAL                TOTAL
                                          PERCENT                  PERCENT               PERCENT
----------------------------------------------------------------------------------------------------
4 Impact of Tax Planning Strategies:
 (a) Adjusted gross DTAs (% of total
  adjusted gross DTAs)                             0%                   0%                    0%
 (b) Net admitted adjusted gross DTAs (%
  of total net admitted adjusted gross
  DTAs)                                         %                    %                     %

B.  DTLs are not recognized for the following amounts:

       Not applicable

C.  1. The components of current income tax expense are as follows:

                                               2012            2011           CHANGE
----------------------------------------------------------------------------------------
 (a) Federal                                $323,810,575    $115,054,696    $208,755,879
 (b) Foreign                                      44,651          13,649          31,002
                                          --------------  --------------  --------------
 (c) Subtotal                                323,855,226     115,068,345     208,786,881
 (d) Federal income tax on net capital
  gains                                       26,183,099      10,257,387      15,925,712
 (e) Utilization of capital loss
  carry-forwards                                      --              --              --
 (f) Other                                            --              --              --
                                          --------------  --------------  --------------
 (g) Federal and foreign income taxes
  incurred                                  $350,038,325    $125,325,732    $224,712,593
                                          --------------  --------------  --------------

2. The main components of the period end deferred tax amounts and the change in those components are as follows:

                                                2012              2011              CHANGE
----------------------------------------------------------------------------------------------------
DTA: ORDINARY
 Reserves                                     $805,988,168       $817,813,096      $(11,824,928)
 Tax deferred acquisition costs                253,002,416        266,456,659       (13,454,243)
 Employee benefits                              11,447,285          5,054,636         6,392,649
 Bonds and other investments                   666,125,537        281,153,876       384,971,661
 NOL/Min tax credit/Foreign tax credits        242,327,721        190,524,387        51,803,334
 Other                                          13,105,569         12,300,331           805,238
                                          ----------------  -----------------  ----------------
  Subtotal: DTA Ordinary                     1,991,996,696      1,573,302,985       418,693,711
  Ordinary Statutory Valuation Allowance                --                 --                --
                                          ----------------  -----------------  ----------------
  Total adjusted gross ordinary DTA          1,991,996,696      1,573,302,985       418,693,711
  Nonadmitted ordinary DTA                   1,100,066,331        326,583,260       773,483,071
                                          ----------------  -----------------  ----------------
  Admitted ordinary DTA                        891,930,365      1,246,719,725      (354,789,360)
                                          ----------------  -----------------  ----------------
DTA: CAPITAL
 Bonds and other investments                    73,968,061        177,028,688      (103,060,627)
                                          ----------------  -----------------  ----------------
  Subtotal: DTA Capital                         73,968,061        177,028,688      (103,060,627)
  Capital Statutory Valuation Allowance                 --                 --                --
                                          ----------------  -----------------  ----------------
  Total adjusted gross capital DTA              73,968,061        177,028,688      (103,060,627)
  Nonadmitted capital DTA                       47,098,013        171,377,688      (124,279,675)
                                          ----------------  -----------------  ----------------
  Admitted capital DTA                          26,870,048          5,651,000        21,219,048
                                          ----------------  -----------------  ----------------
                      TOTAL ADMITTED DTA      $918,800,413     $1,252,370,725     $(333,570,312)
                                          ----------------  -----------------  ----------------
DTL: ORDINARY
  Bonds and other investments                 $345,583,220       $534,665,193     $(189,081,973)
  Deferred and uncollected                      25,872,755         24,610,814         1,261,941
  Reserves                                     131,595,482        154,167,836       (22,572,354)
  Other                                          8,213,392          9,109,656          (896,264)
                                          ----------------  -----------------  ----------------
   Gross DTL Ordinary                          511,264,849        722,553,499      (211,288,650)
                                          ----------------  -----------------  ----------------
DTL: CAPITAL
  Investment related                            12,811,948                 --        12,811,948
  Other                                                 --                 --                --
                                          ----------------  -----------------  ----------------
   Gross DTL Capital                            12,811,948                 --        12,811,948
                                          ----------------  -----------------  ----------------
                               TOTAL DTL      $524,076,797       $722,553,499     $(198,476,702)
                                          ----------------  -----------------  ----------------
                  NET ADJUSTED DTA/(DTL)      $394,723,616       $529,817,226     $(135,093,610)
                                          ----------------  -----------------  ----------------
Adjust for the change in deferred tax on                                           (443,824,011)
 unrealized gains/losses
Adjust for the stock compensation                                                     2,470,893
 transfer
Adjust for the change in nonadmitted                                                649,203,396
 deferred tax
Other Adjustments                                                                            --
                                                                               ----------------
Adjusted change in net deferred Income                                              $72,756,668
 Tax
                                                                               ----------------

D.  Reconciliation of federal income tax rate to actual effective rate:

The sum of the income tax incurred and the change in the DTA/DTL is different from the result obtained by applying the statutory federal income tax rate to the pretax income. The significant items causing this difference are as follows:

                                                             % OF PRE-TAX
                                            2012                INCOME            2011
                                         TAX EFFECT         $1,061,415,077     TAX EFFECT
------------------------------------------------------------------------------------------------
Statutory tax -- 35%                    $371,495,277             35.00%       $(256,385,476)
Tax preferred investments                (89,000,000)            -8.39%         (91,500,000)
Affiliated dividends                     (12,600,000)            -1.19%         (25,714,500)
Valuation Allowance                               --              0.00%                  --
All other                                  7,386,380              0.70%            (683,314)
                                        ------------             -----        -------------
 TOTAL STATUTORY INCOME TAX             $277,281,657             26.12%       $(374,283,290)
                                        ------------             -----        -------------
Federal and foreign income taxes
 incurred                               $350,038,325             32.98%        $125,325,732
Change in net deferred income taxes      (72,756,668)            -6.86%        (499,609,022)
                                        ------------             -----        -------------
 TOTAL STATUTORY INCOME TAX             $277,281,657             26.12%       $(374,283,290)
                                        ------------             -----        -------------

                                          % OF PRE-TAX                          % OF PRE-TAX
                                             INCOME           2010                 INCOME
                                         $(732,529,932)    TAX EFFECT           $39,421,066
--------------------------------------  -------------------------------------------------------
Statutory tax -- 35%                          35.00%       $13,797,373               35.00%
Tax preferred investments                     12.49%       (92,800,000)            -235.41%
Affiliated dividends                           3.51%       (49,000,000)            -124.30%
Valuation Allowance                            0.00%        18,491,508               46.91%
All other                                      0.09%        21,947,331               55.68%
                                             ------       ------------            --------
 TOTAL STATUTORY INCOME TAX                   51.09%      $(87,563,788)            -222.12%
                                             ------       ------------            --------
Federal and foreign income taxes
 incurred                                    -17.11%      $(40,522,705)            -102.79%
Change in net deferred income taxes           68.20%       (47,041,083)            -119.33%
                                             ------       ------------            --------
 TOTAL STATUTORY INCOME TAX                   51.09%      $(87,563,788)            -222.12%
                                             ------       ------------            --------

E. 1. At December 31, 2012, the Company had $83,580,308 of net operating loss carryforward and $45,533,890 of foreign tax credit carryforward.

2. The amount of federal income taxes incurred in the current year and each preceding year that will be available for recoupment in the event of future net losses are:

2012                             $ --
2011                             $ --
2010                             $ --

3. The aggregate amounts of deposits reported as admitted assets under Section 6603 of the IRS Code was $0 as of December 31, 2012.

F. 1. The Company's federal income tax return is consolidated within The Hartford's consolidated federal income tax return. The consolidated federal income tax return includes the following entities:

The Hartford Financial Services Group, Inc. (Parent)   Hartford Underwriters General Agency, Inc.
Hartford Holdings, Inc.                                Hartford of Texas General Agency, Inc.
Nutmeg Insurance Company                               Nutmeg Insurance Agency, Inc.
Heritage Holdings, Inc.                                Hartford Lloyd's Corporation
Hartford Fire Insurance Company                        1st AgChoice, Inc.
Hartford Accident and Indemnity Company                ClaimPlace, Inc.
Hartford Casualty Insurance Company                    Access CoverageCorp, Inc.
Hartford Underwriters Insurance Company                Access CoverageCorp Technologies, Inc.
Twin City Fire Insurance Company                       Hartford Casualty General Agency, Inc.
Pacific Insurance Company, Limited                     Hartford Fire General Agency, Inc.
Trumbull Insurance Company                             Hartford Strategic Investments LLC
Hartford Insurance Company of Illinois                 Hartford Life, Inc.
Hartford Insurance Company of the Midwest              Hartford Life and Accident Insurance Company
Hartford Insurance Company of the Southeast            Hartford Life International Ltd.
Hartford Lloyd's Insurance Company                     Hartford Equity Sales Company, Inc.
Property & Casualty Insurance Co. of Hartford          Hartford-Comprehensive Employee Benefit Service Co.
Sentinel Insurance Company, Ltd.                       Hartford Securities Distribution Company, Inc.
First State Insurance Company                          The Evergreen Group, Incorporated
New England Insurance Company                          Hartford Administrative Services Company
New England Reinsurance Corporation                    Woodbury Financial Services, Inc.
Fencourt Reinsurance Company, Ltd.                     Hartford Life, Ltd.
Heritage Reinsurance Co., Ltd.                         Hartford Life Insurance Company
New Ocean Insurance Co., Ltd.                          Hartford Life and Annuity Insurance Company
Hartford Investment Management Co.                     Hartford International Life Reassurance Corp.
HRA Brokerage Services. Inc.                           American Maturity Life Insurance Company
Ersatz Corporation                                     Champlain Life Reinsurance Company
Hartford Integrated Technologies, Inc.                 White River Life Reinsurance Company
Business Management Group, Inc.                        Hartford Fund Management Group, Inc.

  2.   Federal Income Tax Allocation

     The Company is included in the consolidated federal income tax return of The Hartford and its includable subsidiaries. Estimated tax payments are made quarterly, at which time intercompany tax settlements are made. In the subsequent year, additional settlements are made on the unextended due date of the return and at the time that the return is filed. The method of allocation among affiliates of the Company is subject to written agreement approved by the Board of Directors and based upon separate return calculations with current credit for net losses to the extent the losses provide a benefit in the consolidated tax return.

6. REINSURANCE

The amount of reinsurance recoverables from and payables to affiliated and unaffiliated reinsurers were $23,783,887 and $538,948,935 respectively, as of December 31, 2012 and $27,899,817 and $200,232,730 respectively, as of December 31, 2011.

The effect of reinsurance as of and for the years ended December 31 is summarized as follows:

                                                         Direct            Assumed             Ceded                   Net
---------------------------------------------------------------------------------------------------------------------------------
2012
Aggregate reserves for future benefits                $13,136,569,365    $1,141,074,169    $(5,068,899,440)        $9,208,744,094
Liability for deposit-type contracts                       57,593,210     1,485,690,018                 --          1,543,283,228
Policy and contract claim liabilities                     114,807,788        13,382,743        (54,078,602)            74,111,929
Premium and annuity considerations                      2,380,044,324       311,741,821     (1,402,987,610)         1,288,798,535
Death, annuity, disability and other benefits             660,013,086       421,351,995       (313,326,701)           768,038,380
Surrenders and other fund withdrawals                   8,896,799,930       238,908,549     (8,830,040,225)           305,668,254

                                                        Direct            Assumed             Ceded                    Net
---------------------------------------------------------------------------------------------------------------------------------
2011
Aggregate reserves for future benefits               $10,948,992,648    $5,217,901,345    $(4,953,576,011)        $11,213,317,982
Policy and contract claim liabilities                     77,162,981         9,362,396        (38,432,611)             48,092,766
Premium and annuity considerations                     2,478,347,638       327,157,421     (1,404,362,300)          1,401,142,759
Death, annuity, disability and other benefits            541,731,135       421,610,418       (251,193,984)            712,147,569
Surrenders and other fund withdrawals                  8,945,267,166       260,269,537     (8,873,703,048)            331,833,655

                                                          DIRECT           ASSUMED             CEDED                   NET
---------------------------------------------------------------------------------------------------------------------------------
2010
Aggregate reserves for future benefits                 $9,741,574,542    $3,144,059,280    $(4,095,902,315)        $8,789,731,507
Policy and contract claim liabilities                      54,934,084        10,325,147        (23,615,797)            41,643,434
Premium and annuity considerations                      2,667,556,144       652,323,718     (2,209,840,036)         1,110,039,826
Death, annuity, disability and other benefits             487,561,170       390,966,382       (172,286,142)           706,241,410
Surrenders and other fund withdrawals                   8,302,516,938       209,026,355     (8,228,197,412)           283,345,881

A.  EXTERNAL REINSURANCE

The Company cedes insurance to unaffiliated insurers in order to limit its maximum losses. Such agreements do not relieve the Company from its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. As of December 31, 2012, the Company has two reinsurance-related concentrations of credit risk greater than 10% of the Company's capital and surplus. These concentrations, which are actively monitored, have reserve credits totaling $596 million and $483 million for Transamerica Life Insurance Company and Connecticut General Life Insurance Company, respectively.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel the reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in the Company's surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $307,774,786 in 2012, a decrease of $88,280,194 from the 2011 balance of $396,054,980. The total amount of reinsurance credits taken for this agreement was $473,499,670 in 2012, a decrease of $135,815,684 from the 2011 balance of $609,315,354.

B.  REINSURANCE ASSUMED FROM AFFILIATES

The Company has reinsurance agreements with Hartford Life Insurance K.K. ("HLIKK"), a Japan based affiliate and a wholly- owned subsidiary of The Hartford. Under these agreements, HLIKK ceded 100% of its covered risks to the Company. The following list describes the reinsurance agreements with HLIKK:

- The Company assumes GMDB on covered contracts that have an associated GMIB rider in force on or after July 31, 2006, and GMIB riders issued on or after April 1, 2005. In connection with this reinsurance agreement, the Company collected premiums of $172,316,300, $179,915,572 and $160,823,000 for the
    years ended December 31, 2012, 2011 and 2010, respectively.

- The Company assumes in-force and prospective "3Win" annuities which bundle guaranteed minimum accumulation benefits ("GMAB"), GMIB and GMDB risks issued on or after February 5, 2007. As a result of capital markets underperformance, 97% of contracts, a total of $3.1 billion, triggered during 2008 and of this amount, $2.0 billion elected the GMIB payout annuity, while the remainder elected a lump-sum payout. The Company received the additional considerations, net of the first annuity payout, and is paying the associated benefits to HLIKK over the payout period. As a result, in 2009 the Company entered into a funding agreement with HLIC in the amount of $1,468,809,904 for the purpose of funding these payments. The funding agreement calls for scheduled annual payouts on October 31 with interest at 5.16% through 2019. In connection with this reinsurance agreement, the Company collected premiums of $826,283, $859,383 and $824,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

- The Company assumes certain in-force and prospective GMIB and GMDB riders issued on or after February 1, 2008. In connection with this reinsurance agreement, the Company collected premiums of $3,294,187, $3,559,447 and $3,413,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

- The Company assumes certain in-force and prospective GMDB riders issued on or after April 1, 2005. In connection with this reinsurance agreement, the Company collected premiums of $2,817,698, $3,044,045 and $2,952,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

The Company has a modified coinsurance ("Modco") reinsurance agreement with Hartford Life Limited ("HLL"), an affiliated wholly-owned subsidiary of Hartford Life International, Ltd. The Company assumes 100% of the risks associated with GMDB and GMWB riders written by and in-force with HLL as of November 1, 2010. In connection with this agreement as of December 31, 2012 and 2011, the Company recorded a net (payable)/receivable of $(1,490,759) and $35,984,078, respectively, and collected premiums of $9,541,634, $10,370,089, and $344,271,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

C.  REINSURANCE CEDED TO AFFILIATES

The Company has a Modco and coinsurance with funds withheld reinsurance agreement ("WRR Agreement") with White River Life Reinsurance Company ("WRR"), an affiliated captive insurance company unauthorized in the State of Connecticut. The Company cedes to WRR variable annuity contracts, associated riders, and payout annuities written by the Company; annuity contracts and associated riders assumed by the Company under unaffiliated reinsurance agreements; GMAB, GMIB riders and GMDB risks assumed by the Company from HLIKK; and, as of November 1, 2010, GMDB and GMWB riders assumed by the Company from HLL.

Under Modco, the assets and liabilities, and under coinsurance with funds withheld, the assets, associated with the reinsured business will remain on the balance sheet of the Company in segregated portfolios, and WRR will receive the economic risks and rewards related to the reinsured business through Modco and funds withheld adjustments.

In connection with the WRR Agreement as of December 31, 2012 and 2011, the Company recorded a receivable of $172,250,508 and $0 within Amounts recoverable for reinsurance on the Statements of Admitted Assets, Liabilities and Capital and Surplus; a payable of $527,400,013 and $221,498,890, respectively, reported within Other liabilities ; Funds held under reinsurance treaties with unauthorized reinsurers of $212,088,584 and $189,281,081, respectively; and paid premiums of $719,723,726, $885,985,397, and $1,558,884,000, for the years ended
December 31, 2012, 2011, and 2010, respectively.

Effective November 1, 2007, the Company entered into a Modco and coinsurance with funds withheld reinsurance agreement with Champlain Life Reinsurance Company ("Champlain Life"), an affiliated captive insurance company unauthorized in the State of Connecticut. Champlain Life uses a third-party letter of credit to back a certain portion of its statutory reserves, and this letter of credit has been assigned to the Company in order to provide collateral for the Company to take reinsurance credit under this agreement. The increase in surplus, net of federal income tax, resulting from the reinsurance agreement on the effective date was $194,430,212. This surplus benefit will be amortized into income on a net of tax basis as earnings emerge from the business reinsured, resulting in a net $0 future impact to surplus. The Company reported paid premiums of $200,281,441, $209,973,214 and $348,509,000 for the years ended December 31,
2012, 2011 and 2010, respectively. See Note 16.

On December 31, 2012, The Hartford completed the sale of its U.S. individual annuity new business capabilities to Forethought Financial Group. Effective May 1, 2012, all new U.S. annuity policies sold by the Company are reinsured to Forethought Life Insurance Company. The Company will cease the sale of such annuity policies and the reinsurance agreement will terminate as to new business in the second quarter of 2013. The reinsurance agreement has no impact on in-force policies issued on or before April 27, 2012 and the impact of this transaction was not material to the Company's results of operations, financial position or liquidity. Because of this transaction, the Company will cease ceding new business to WRR.

7.  PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following table presents premiums and annuity considerations (deferred and uncollected) as of December 31:

                                                            2012                                      2011
                                              Gross             Net of Loading          Gross             Net of Loading
----------------------------------------------------------------------------------------------------------------------------
TYPE
Ordinary new business                        $1,616,249             $1,988,768         $3,057,394             $3,574,806
Ordinary renewal                             17,869,947             21,931,463         16,480,250             13,986,006
Group life                                       49,363                 32,976             54,208                 35,800
                                          -------------          -------------      -------------          -------------
                                   TOTAL    $19,535,559            $23,953,207        $19,591,852            $17,596,612
                                          -------------          -------------      -------------          -------------

8.  RELATED PARTY TRANSACTIONS

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions, returns of capital and payments of dividends. Investment management fees were charged by HIMCO and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by affiliate Hartford Fire Insurance Company.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

At December 31, 2012 and 2011, the Company reported $13,512,043 and $19,756,182, respectively, as receivables from and $35,894,640 and $23,109,160, respectively, as payables to parent, subsidiaries, and affiliates. The terms of the written settlement agreements require that these amounts be settled generally within 30 days.

Related party transactions may not be indicative of the costs that would have been incurred on a stand-alone basis. For additional information, see Notes 5, 6, 9 and 12.

9. RETIREMENT PLANS, OTHER POSTRETIREMENT BENEFIT PLANS AND POSTEMPLOYMENT BENEFITS

The Hartford maintains The Hartford Retirement Plan for U.S. Employees, a U.S. qualified defined benefit pension plan (the "Plan") that covers substantially all employees of the Company. The Hartford also maintains non-qualified pension plans to accrue retirement benefits in excess of Internal Revenue Code limitations. These plans shall be collectively referred to as the "Pension Plans".

Effective December 31, 2012, the Hartford amended the Plan to freeze participation and benefit accruals. As a result, employees will not accrue further benefits under the cash balance formula of the plan, although interest will continue to accrue to existing account balances. Compensation earned by employees up to December 31, 2012 will be used for purposes of calculating benefits under the Plan but there will be no future benefit accruals after that date. Participants as of December 31, 2012 will continue to earn vesting credit with respect to their frozen accrued benefits as they continue to work. The freeze also applies to The Hartford Excess Pension Plan II, The Hartford's non-qualified excess benefit plan for certain highly compensated employees, effective December 31, 2012. The Hartford announced these changes in April 2012.

For the years ended December 31, 2012, 2011 and 2010, the Company incurred expenses related to the Pension Plans of $22,147,339, $18,704,662 and $15,265,680, respectively, related to the allocation of the net periodic benefit cost, benefit payments and funding to the Pension Plans.

The Hartford also provides certain health care and life insurance benefits for eligible retired employees of the Company. The Hartford's contribution for health care benefits will depend upon the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap for certain retirees which limits average company contributions. The Hartford has prefunded a portion of the health care obligations through a trust fund where such prefunding can be accomplished on a tax effective basis. Effective January 1, 2002, company-subsidized retiree medical, retiree dental and retiree life insurance benefits were eliminated for employees with original hire dates with the Company on or after January 1, 2002. As of December 31, 2012, the Hartford's other postretirement medical, dental and life insurance coverage plans were amended to no longer provide subsidized coverage for current employees who retire on or after January 1, 2014. The Hartford announced these changes in April 2012. For the years ended December 31, 2012, 2011 and 2010, the Company incurred expense related to the other postretirement benefit plans of $664,015, $1,383,478 and $1,567,512, respectively.

Substantially all employees of the Company are eligible to participate in The Hartford Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of base salary, by The Hartford. In addition, The Hartford allocates a percentage of base salary to the Hartford Investment and Savings Plan for eligible employees. In 2012, employees whose prior year earnings were less than $110,000 received a contribution of 1.5% of base salary and employees whose prior year earnings were more than $110,000 received a contribution of 0.5% of base salary. The expenses allocated to the Company for the years ended December 31, 2012, 2011 and 2010 were $4,731,580, $4,883,327 and $5,756,026, respectively.

Effective January 1, 2013, the Hartford will increase benefits under The Hartford Investment and Savings Plan, its defined contribution 401(k) savings plan, and The Hartford Excess Savings Plan. The Hartford's contributions will be increased to include a non-elective contribution of 2% of eligible compensation and a dollar-for-dollar matching contribution of up to 6% of eligible compensation contributed by the employee each pay period. Eligible compensation will be expanded to include overtime and bonuses but will be limited to a total of $1,000,000 annually.

The Company participates in postemployment plans sponsored by Hartford Fire Insurance Company. These plans provide for medical and salary continuance benefits for employees on long-term disability. For the years ended December 31, 2012, 2011, and 2010, the Company was allocated expenses under these plans of $591,375, $664,382, and $712,102, respectively. In addition, expenses for the Company under this plan were $125,785, $32,433 and ($395,700) for the years ended December 31, 2012, 2011 and 2010, respectively, resulting from valuation adjustments.

10.  CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS

DIVIDEND RESTRICTIONS

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval of the Connecticut Insurance Commissioner (the "Commissioner"), is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Commissioner. Dividends are paid as determined by the Board of Directors in accordance with state statutes and regulations, and are not cumulative. In 2012, 2011, and 2010, ordinary dividends of $0, $0 and $72,000,000, respectively, were paid. With respect to dividends to its parent HLIC, the Company's dividend limitation under the holding company laws of Connecticut is $82,204,354 in 2013.

UNASSIGNED FUNDS

The portion of unassigned funds reduced by each item below at December 31, was as follows:

                                                2012             2011
--------------------------------------------------------------------------
Unrealized capital losses, net of tax         $934,084,695    $201,370,652
Nonadmitted asset values                     1,168,207,992     519,577,245
Asset valuation reserve                        162,571,194     179,493,239
Provision for reinsurance                               --           1,100

11.  SEPARATE ACCOUNTS

The Company maintained Separate Account assets totaling $45,851,885,131 and $48,255,070,982 as of December 31, 2012 and 2011, respectively. The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business. For the current reporting year, the Company recorded assets and liabilities for individual variable annuities, variable life and variable universal life product lines into Separate Accounts.

The Separate Account classifications are supported by state statute and are in accordance with the domiciliary state procedures for approving items within the Separate Accounts. Separate Account assets are segregated from other investments and reported at fair value. Some assets are considered legally insulated whereas others are not legally insulated from the General Account. As of December 31, 2012 and 2011, the Company's Separate Account statement included legally insulated assets of $45,851,885,131 and $48,255,070,982, respectively.

Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the General Account Statements of Operations as a component of Net transfers from Separate Accounts. The Company's Separate Accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on Separate Account assets are not separately reflected in the Statements of Operations.

Separate Account fees, net of minimum guarantees, were $971,069,837, $1,095,419,763 and $1,172,978,000 for the years ended December 31, 2012, 2011 and 2010, respectively, and are recorded as a component of fee income on the Company's Statements of Operations.

An analysis of the Separate Accounts as of December 31, 2012 is as follows:

                                                            NONINDEXED
                                                            GUARANTEED        NONINDEXED
                                                            LESS THAN         GUARANTEED       NONGUARANTEED
                                                             OR EQUAL         MORE THAN          SEPARATE
                                            INDEXED           TO 4%               4%             ACCOUNTS             TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Premium considerations or deposits for        $ --             $ --              $ --             $905,791,935       $905,791,935
 the year ended 2012:
                                              ----             ----              ----        -----------------  -----------------
Reserves @ year-end:
 For accounts with assets at:
  Fair value                                    --               --                --           45,201,230,236     45,201,230,236
  Amortized cost                                --               --                --                       --                 --
                                              ----             ----              ----        -----------------  -----------------
                         TOTAL RESERVES         --               --                --           45,201,230,236     45,201,230,236
                                              ----             ----              ----        -----------------  -----------------
By withdrawal characteristics:
 Subject to discretionary withdrawal            --               --                --                       --                 --
 With fair value adjustment                     --               --                --                       --                 --
 At book value without fair value               --               --                --                       --                 --
  adjustment and with surrender charge
  of 5% or more
 At fair value                                  --               --                --           45,070,354,835     45,070,354,835
 At book value without fair value               --               --                --                       --                 --
  adjustment and with surrender charge
  of less than 5%
                                              ----             ----              ----        -----------------  -----------------
                               SUBTOTAL         --               --                --           45,070,354,835     45,070,354,835
 Not subject to discretionary                   --               --                --              130,875,401        130,875,401
  withdrawal
                                              ----             ----              ----        -----------------  -----------------
                                  TOTAL       $ --             $ --              $ --         $ 45,201,230,236   $ 45,201,230,236
                                              ----             ----              ----        -----------------  -----------------

Below is the reconciliation of Net transfers from Separate Accounts as of December 31,

                                                                 2012                    2011                    2010
---------------------------------------------------------------------------------------------------------------------------------
Transfer to Separate Accounts                                   $905,791,935            $866,204,030          $1,066,846,000
Transfer from Separate Accounts                                8,502,888,504           8,302,354,037           7,208,445,000
                                                           -----------------       -----------------       -----------------
Net transfer from Separate Accounts                           (7,597,096,569)         (7,436,150,007)         (6,141,599,000)
Internal exchanges and other Separate Account activity            (4,353,290)            (10,460,311)             (2,822,000)
                                                           -----------------       -----------------       -----------------
Transfer from Separate Accounts on the Statements of         $(7,601,449,859)        $(7,446,610,318)        $(6,144,421,000)
 Operations
                                                           -----------------       -----------------       -----------------

12.  COMMITMENTS AND CONTINGENT LIABILITIES

(A) LITIGATION

The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the financial condition of the Company.

(B) GUARANTY FUNDS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year, depending on the state.

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $41,397 (which includes refunds received), $777,869 and $166,851 in 2012, 2011 and 2010 respectively, of which $202,259, $694,413 and $34,365 in 2012, 2011 and
2010 respectively, increased the creditable amount against premium taxes. The Company has a guaranty fund receivable of $3,635,667 and $3,433,408 as of December 31, 2012 and 2011, respectively.

(C) LEASES

As discussed in Note 8, transactions with The Hartford include rental facilities and equipment. Rent paid by the Company to The Hartford for its share of space occupied and equipment used by The Hartford's life insurance companies was $7,635,952, $8,039,174 and $6,941,575 in 2012, 2011 and 2010, respectively.
Future minimum rental commitments are as follows:

2013                               $4,807,155
2014                                3,331,208
2015                                2,612,822
2016                                1,943,629
2017                                1,202,669
                                -------------
Total                             $13,897,483
                                -------------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. In the first quarter of 2010, the Company's indirect parent, Hartford Life and Accident Insurance Company, purchased its headquarters property for $46 million.

(D) TAX MATTERS

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various state and foreign jurisdictions. The Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations for years prior to 2007. The audit of the years 2007-2009 commenced during 2010 and is expected to conclude by the end of 2013, with no material impact on the consolidated financial condition or results of operations. The 2010-2011 audit commenced in the fourth quarter of 2012 and is expected to conclude by the end of 2014. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The Company's unrecognized tax benefits are settled with the parent consistent with the terms of the tax sharing agreement described above.

The Separate Account dividend received deduction ("DRD") is estimated for the current year using information from the most recent return, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments and level of policy owner equity account balances. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received in the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains at the mutual fund level and the Company's taxable income before the DRD. The Company recorded benefits of $83,835,300, $119,417,997 and $88,631,465 related to the Separate Account DRD for the years ended December 31, 2012, 2011 and 2010, respectively. These amounts included benefits (charges) related to prior years' tax returns of $(5,164,700), $938,384 and $(4,168,534) in 2012,
2011 and 2010, respectively.

The Company receives a foreign tax credit for foreign taxes paid including payments from its Separate Account assets. This credit reduces the Company's U.S. tax liability. The Separate Account foreign tax credit is estimated for the current year using information from the most recent filed return, adjusted for the change in the allocation of Separate Account investments to the international equity markets during the current year. The actual current year foreign tax credit can vary from the estimates due to actual foreign tax credits passed through from the mutual funds. The Company recorded benefits of $6,614,650, $6,751,856, and $2,396,560 related to Separate Account foreign tax credit in the years ended December 31, 2012, 2011 and 2010, respectively.

(E) FUNDING OBLIGATIONS

At December 31, 2012, the Company had outstanding commitments totaling $2,189,520 of which $2,189,520 is committed to fund limited partnership investments, which may be called by the partnership during the commitment period (on average 2 to 4 years) to fund working capital needs or to purchase new investments. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so.

13.  CORRECTION OF ERRORS

In 2010, the Company reviewed its approach with regard to the calculation of the deferred premium asset ("DPA"), utilizing guidance provided by New York Circular No. 11 (2010). As a result of this review, the Company determined that it had overstated the DPA as a result of using statutory net valuation premium for policies with a deficiency reserve where gross premium should have been used as a basis for establishing the DPA as guided by SSAP No. 51 (Life Contracts). This method was the outcome of a 1997 State of Connecticut audit. The Company also had not reflected ceded DPA amounts nor established an asset for prepaid reinsurance amounts as guided in SSAP No. 61 (Life, Deposit-Type and Accident and Health Reinsurance).

The Company recorded an adjustment to "Capital and Surplus" of $(7,208,000) in 2010 representing the cumulative effect of this change in calculation and accounting for the DPA. The adjustment to "Capital and Surplus" was recorded in "Unassigned Funds" as follows: $14,571,000 in "Change in nonadmitted assets" and $(21,779,000) in "Correction of prior year error." The change in calculation and accounting decreased net income by approximately $0 and $1,973,000, for 2011 and 2010, respectively. The effect was immaterial to the Company's Assets, Liabilities and Capital and Surplus for the periods ending December 31, 2011 and 2010.

14.  SALES OF AFFILIATES

During the fourth quarter of 2010, the Company completed the sales of its indirect wholly-owned subsidiaries Hartford Investments Canada Corporation ("HICC") and Hartford Advantage Investment, Ltd. ("HAIL"). The Company received cash proceeds of $19,704,000 for the sale of HICC and $20,043,000 for the sale of HAIL.

On November 30, 2012, the Company completed the sale of Woodbury Financial Services, Inc. ("Woodbury Financial Services", "WFS"), a wholly-owned subsidiary, to AIG Advisor Group, Inc. ("AIG Advisor Group"), a subsidiary of American International Group, Inc. The disposition resulted in a gain of $37 million before tax.

15.  SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2012, through April 10, 2013, the date the financial statements were available to be issued. The Company has not evaluated subsequent events after that date for presentation in these financial statements.

On January 2, 2013, The Hartford completed the sale of its Individual Life insurance business to The Prudential Insurance Company of America ("Prudential"), a subsidiary of Prudential Financial, Inc. for consideration consisting primarily of a ceding commission of which $457 million, before tax, was allocated to the Company. The transaction resulted from The Hartford's strategic business realignment announced in March 2012. The sale was structured as a reinsurance transaction and is estimated to result in a before tax gain greater than $1.0 billion consisting of a reinsurance gain and investment-related gains, and an estimated increase to surplus greater than $1.0 billion, before tax. A reinsurance gain of approximately $600 million will be deferred and amortized over 20 years as earnings are estimated to emerge from the business reinsured. Upon closing, the Company reinsured $7.1 billion of policyholder liabilities and $3.8 billion of separate account liabilities under an indemnity reinsurance agreement. The Company also transferred invested assets (excluding cash) with a statement value of $5.1 billion to Prudential. These amounts are subject to change pending final determination of the net assets sold, transaction costs and other adjustments.

The Company simultaneously recaptured the individual life insurance assumed by an affiliate, Champlain Life Reinsurance Company ("Champlain"). As a result, on January 2, 2013, the Company re-assumed all of the life reserves and claims payable totaling $3.0 billion from Champlain; Champlain returned the funds withheld totaling $2.8 billion to the Company; the Company paid a recapture fee of $347 million to Champlain; and, the Company ceded the recaptured reserves to Prudential. The amounts resulting from the transaction with Prudential disclosed above include the release of the Company's remaining deferred gain of $167 million, deferred at the inception of the reinsurance to Champlain, from restricted surplus.

On February 5, 2013, the Company received permission from the Commissioner to pay an extraordinary dividend of $1,050,000,000 to its parent, HLIC. The Company paid this return of capital on February 22, 2013.